UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semiannual Report  ■  June 30, 2020

College Retirement Equities Fund

The semiannual report contains the financial statements (unaudited).

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Bond Market Account	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the CREF Accounts’ (the “Accounts”) annual and semiannual reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the Accounts electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you hold your Account units through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Account units.

If you invest in the Accounts through a TIAA Account, you may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you invest through a TIAA Account, to all funds held with the Accounts and any other investment companies within the same group of related investment companies.

Understanding this report

This semiannual report contains information about the CREF variable annuity accounts and describes their results for the six months ended June 30, 2020. The report contains four main sections:

•	A letter to participants from Carol Deckbar, Principal Executive Officer, CREF; Executive Vice President, Chief Product Officer.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

College Retirement Equities Fund ■ 2020 Semiannual Report	3

Letter to CREF participants

As economies and financial markets across the globe struggled with the impact of the COVID-19 pandemic and measures taken to limit its spread, most domestic and international stock markets declined for the six months. The U.S. economy contracted at an annualized rate of 5.0% during the first quarter of 2020, leading to a sharp rise in unemployment in the latter months of the period. Likewise, most other global economies also contracted during the first quarter, and central banks responded with stimulus measures. The U.S. Federal Reserve cut the federal funds target rate in March to 0.00%–0.25%; the European Central Bank created a large bond-buying program to support their economies; and the Bank of England reduced its benchmark interest rate.

•	The five CREF accounts with significant exposure to U.S. equities posted mixed results, ranging from a decline of 6.0% for the Stock Account to a gain of 11.4% for the Growth Account.
•	Within fixed income, the Bond Account advanced 5.0% and the Inflation-Linked Bond Account gained 4.0%.
•	For the period, three accounts outperformed their benchmarks, while five others underperformed. All account returns are for Class R1.

CREF performance review

For the six-month period, four of the eight CREF accounts had positive returns. Overall, fixed-income securities outperformed common stocks. Within the equity space, domestic growth outpaced value shares, while large-cap stocks surpassed small caps. Domestic equities generally outperformed international stocks.

   Turning to individual account performances, the Stock Account, which is the largest CREF account in terms of net assets, returned –6.0% and underperformed its composite benchmark due to certain stock allocations. The Growth Account gained an impressive 11.4%, outpacing its benchmark as a result of favorable security selection. The Global Equities Account declined 4.1% but outperformed its benchmark, while the Equity Index Account’s return of –3.7% modestly underperformed its benchmark, primarily due to the effect of expenses. The Social Choice Account, which excludes certain stocks due to environmental, social and governance criteria, trailed its benchmark with a return of –1.2%.

The Bond Market Account rose 5.0%, and the Inflation-Linked Bond Account gained 4.0%, but both underperformed their respective benchmarks. The Money Market Account slightly outperformed its average.

For more information regarding the performance of the CREF accounts, please see the commentaries starting on page 10.

4	2020 Semiannual Report ■ College Retirement Equities Fund

Carol Deckbar

U.S. stocks declined amid pandemic

The domestic equity market, as measured by the broad Russell 3000® Index, returned –3.5% for the six-month period. Foreign stocks, as represented in U.S.-dollar terms by the MSCI EAFE® Index, returned –11.3%. U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.1%. Yields on U.S. Treasury securities of all maturities declined, pushing bond prices higher (bond yields move in the opposite direction of prices).

Diversification in an uncertain environment

The first half of 2020 was a challenging time for people around the world. Few have seen anything like the COVID-19 pandemic in their lifetimes. Worries about health and safety, as well as concerns about the economic implications of trying to contain the virus, were all well founded during the period. But it’s worth remembering that the U.S. economy has had a long history of recovering from adversity—notably, the events of September 11th and the 2007–2008 credit crisis.

During the six months, stock markets fell sharply when the virus first emerged but later staged a powerful rally. While periods of market volatility will likely occur in the future, the experience of early 2020 speaks to the value of sticking to a sound financial plan that aims to achieve long-term investment goals. We believe a thoughtful investment approach and a balanced, well-diversified portfolio can be an important part of such a plan. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

If you have any questions or concerns about your investments, we recommend you speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

/s/ Carol W. Deckbar

Carol W. Deckbar

Principal Executive Officer, CREF

Executive Vice President, Chief Product Officer

College Retirement Equities Fund ■ 2020 Semiannual Report	5

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

6	2020 Semiannual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI), which measures the performance of small-, mid- and large-cap stocks in 48 developed- and emerging-markets nations throughout the world, excluding the United States.

The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a 95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

The Account’s benchmark is the MSCI All Country World Index (ACWI), which measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 26 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

College Retirement Equities Fund ■ 2020 Semiannual Report	7

About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.

The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’ latest prospectus.

Russell 1000® and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2020 Semiannual Report ■ College Retirement Equities Fund

Important information about expenses

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

   The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020–June 30, 2020).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ■ 2020 Semiannual Report	9

CREF Stock Account

Performance for the six months ended June 30, 2020

The CREF Stock Account returned –5.96% for the period, compared with the –5.84% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). For the twelve months ended June 30, 2020, the Account returned 2.07%, versus 3.08% for the composite index. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000 Index, was negative across most investment styles and capitalization sizes. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

The MSCI ACWI ex USA IMI, which measures the performance of small-, mid-and large-cap stocks in 48 developed- and emerging-markets nations throughout the world, excluding the United States, declined 11.24% in U.S.-dollar terms for the six months.

Account lagged its composite benchmark

For the six months, the Account underperformed its benchmark. The primary detractors were an overweight position in banking giant JPMorgan Chase, an underweight in Microsoft and an overweight in Parsley Energy. Significant contributors were overweights in Amazon.com and PayPal and an underweight in Exxon Mobil.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

10	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Stock Account

Performance as of June 30, 2020

Stock Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	7/31/1952	–5.96%	2.07%	6.64%	10.48%		0.570%
Class R2	4/24/2015	–5.89	2.25	6.89	10.61	†	0.385
Class R3	4/24/2015	–5.86	2.31	6.97	10.65	†	0.325
CREF Stock Account Composite Index§	—	–5.84	3.08	7.71	11.14		—
Broad market index
Morningstar Aggressive Target Risk Index	—	–8.58	–0.81	6.38	9.84		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on June 30, 2020, the CREF Stock Account Composite Benchmark consisted of: 70.0% Russell 3000® Index and 30.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2020

Stock Account	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period (1/1/20–6/30/20	* )
Actual return
Class R1	$1,000.00	$940.37	$2.41
Class R2	1,000.00	941.14	1.64
Class R3	1,000.00	941.44	1.35
5% annual hypothetical return
Class R1	1,000.00	1,022.38	2.51
Class R2	1,000.00	1,023.17	1.71
Class R3	1,000.00	1,023.47	1.41
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were

College Retirement Equities Fund ■ 2020 Semiannual Report	11

CREF Stock Account

182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratios for that period were 0.50% for Class R1, 0.34% for Class R2 and 0.28% for Class R3.

For more information about this expense example, please see page 9.

Account profile
as of 6/30/2020
Net assets	$106.44 billion
Portfolio turnover rate*	39%
Number of holdings	9,727
Weighted median market capitalization	$59.91 billion
Price/earnings ratio (weighted 12-month trailing average)†	27.0
*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 6/30/2020
Information technology	21.7
Health care	13.5
Financials	12.6
Consumer discretionary	12.0
Industrials	9.5
Communication services	9.1
Consumer staples	6.8
Materials	4.2
Real estate	3.2
Energy	3.0
Utilities	3.0
Short-term investments, other assets & liabilities, net	1.4
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	54.3
More than $15 billion–$50 billion	21.6
More than $2 billion–$15 billion	19.0
$2 billion or less	5.1
Total	100.0

Holdings by country
% of portfolio investments as of 6/30/2020
United States	66.7
Japan	5.0
China	3.2
United Kingdom	3.1
Switzerland	2.0
France	1.9
Canada	1.8
Germany	1.6
72 other nations	12.2
Short-term investments	2.5
Total	100.0

12	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Performance for the six months ended June 30, 2020

The CREF Global Equities Account returned –4.12% for the period, compared with the –6.25% return of its benchmark, the MSCI All Country World Index (ACWI). For the twelve months ended June 30, 2020, the Account returned 4.94%, versus 2.11% for the index. (All returns for the Account are for Class R1.)

International equities in both developed and emerging markets declined for the period, rattled by the COVID-19 pandemic and efforts to limit its spread. Most global economies shrank during the first quarter of 2020. The 19-nation euro area’s economy contracted by 3.1% on a year-over-year basis, while China’s economy shrank by 6.8% for the same period. The Japanese economy contracted by an annualized rate of 2.2% during the first quarter of 2020. In the face of the pandemic, central banks acted quickly: the U.S. Federal Reserve lowered the federal funds target rate twice in March to 0.00%–0.25%; the European Central Bank increased its pandemic emergency purchase program to more than 1.3 trillion euros; and the Bank of England reduced its benchmark interest rate to 0.1% in March.

Most country components within the MSCI ACWI declined for the six months. U.S.-dollar returns for 29 of the 49 index nations were lower than, or equal to, their local-currency returns.

Account outperformed its benchmark

The Account outpaced its benchmark for the six months. The top contributors were an out-of-benchmark investment in Peloton Interactive, a U.S.-based provider of fitness and cycling equipment, followed by overweight positions in Swiss chemical producer Lonza Group and Chinese Internet conglomerate Tencent Holdings.

In contrast, certain stocks did not perform as anticipated. Overweight positions in Airbus, Dutch financial firm ING and Britain’s Lloyds Banking Group were the largest detractors.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2020

Global Equities Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	5/1/1992	–4.12%	4.94%	5.97%	9.65%		0.545%
Class R2	4/24/2015	–4.04	5.13	6.21	9.78	†	0.360
Class R3	4/24/2015	–4.01	5.19	6.29	9.82	†	0.300
MSCI All Country World Index	—	–6.25	2.11	6.46	9.16		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2020

Global Equities Account	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period (1/1/20–6/30/20	* )
Actual return
Class R1	$1,000.00	$958.76	$2.39
Class R2	1,000.00	959.56	1.61
Class R3	1,000.00	959.86	1.32
5% annual hypothetical return
Class R1	1,000.00	1,022.43	2.46
Class R2	1,000.00	1,023.22	1.66
Class R3	1,000.00	1,023.52	1.36
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratios for that period were 0.49% for Class R1, 0.33% for Class R2 and 0.27% for Class R3.

For more information about this expense example, please see page 9.

14	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Account profile
as of 6/30/2020
Net assets	$19.34 billion
Portfolio turnover rate*	42%
Number of holdings	3,156
Weighted median market capitalization	$82.33 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.3
*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2020
Information technology	22.2
Consumer discretionary	14.8
Health care	13.6
Financials	11.5
Communication services	8.9
Industrials	8.9
Consumer staples	7.6
Materials	4.7
Utilities	2.8
Energy	2.0
Real estate	1.8
Short-term investments, other assets & liabilities, net	1.2
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	62.4
More than $15 billion–$50 billion	22.8
More than $2 billion–$15 billion	13.3
$2 billion or less	1.5
Total	100.0

Holdings by country
% of portfolio investments as of 6/30/2020
United States	55.5
Japan	6.7
China	5.7
United Kingdom	4.0
France	3.4
Switzerland	3.0
Germany	2.5
Netherlands	2.0
47 other nations	15.5
Short-term investments	1.7
Total	100.0

College Retirement Equities Fund ■ 2020 Semiannual Report	15

CREF Growth Account

Performance for the six months ended June 30, 2020

The CREF Growth Account returned 11.43% for the period, compared with the 9.81% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2020, the Account returned 20.19%, versus 23.28% for the index. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000® Index, declined sharply early in the period but rallied in the latter months to post an overall return of –3.48%. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Fund posted double-digit gains, surpassed its benchmark

Six of the eleven industry sectors in the Russell 1000 Growth Index advanced for the six months. Information technology (up 18.4%)—the benchmark’s largest sector—had the biggest impact, as technology stocks generally fared well during the COVID-19 crisis. Consumer discretionary (up 19.5%) and communication services (up 8.9%) were the next-largest contributors. Together, these three sectors represented two-thirds of the benchmark’s total market capitalization on June 30, 2020. The industrials, consumer staples, materials and financials sectors all posted negative returns, as did energy (down 33.8%)—the benchmark’s smallest sector—which was the worst performer.

The Account outperformed its benchmark for the period due to astute security selection and allocation decisions. Significant overweight positions in financial transaction giant PayPal, Amazon.com and electric car maker Tesla made the largest contributions to relative performance. PayPal and Amazon benefited from stay-at-home advisories driven by the pandemic, while Tesla’s stock continued to surge due to strong global demand for electric cars.

By contrast, certain positions limited the Account’s return versus the benchmark. Underweight positions in Apple and Microsoft, both of which had strong performance, were the leading detractors, followed by an out-of-benchmark position in Walt Disney, which performed poorly.

16	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of June 30, 2020

Growth Account				Average annual			Estimated
		Total return		total return			annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	4/29/1994	11.43%	20.19%	14.12%	16.48%		0.500%
Class R2	4/24/2015	11.52	20.41	14.38	16.62	†	0.315
Class R3	4/24/2015	11.56	20.48	14.47	16.66	†	0.255
Russell 1000® Growth Index	—	9.81	23.28	15.89	17.23		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2020

Growth Account	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period (1/1/20–6/30/20	* )
Actual return
Class R1	$1,000.00	$1,114.30	$2.42
Class R2	1,000.00	1,115.24	1.53
Class R3	1,000.00	1,115.58	1.21
5% annual hypothetical return
Class R1	1,000.00	1,022.58	2.31
Class R2	1,000.00	1,023.42	1.46
Class R3	1,000.00	1,023.72	1.16

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratios for that period were 0.46% for Class R1, 0.29% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2020 Semiannual Report	17

CREF Growth Account

Account profile

as of 6/30/2020
Net assets	$29.41 billion
Portfolio turnover rate*	44%
Number of holdings	485
Weighted median market capitalization	$153.74 billion
Price/earnings ratio (weighted 12-month trailing average)†	44.6

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 6/30/2020
Information technology	36.7
Consumer discretionary	18.0
Health care	15.7
Communication services	15.1
Industrials	6.0
Financials	3.4
Consumer staples	3.3
Materials	1.0
Real estate	0.3
Energy	0.1
Short-term investments, other assets & liabilities, net	0.4
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2020
More than $50 billion	77.1
More than $15 billion–$50 billion	17.0
More than $2 billion–$15 billion	5.7
$2 billion or less	0.2
Total	100.0

18	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance for the six months ended June 30, 2020

The CREF Equity Index Account returned –3.66% for the period, compared with the –3.48% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2020, the Account returned 6.10%, versus 6.53% for the index. (All returns for the Account are for Class R1.)

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000 Index, was negative across most investment styles and capitalization sizes. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Eight of the eleven industry sectors in the Russell 3000 Index lost ground for the six months. Energy (down 36.3%) was the worst-performing sector as oil prices plunged. Financials (down 24.2%)—the third-largest sector in the benchmark—was the biggest detractor from the index’s return. Industrials (down 14.6%) and real estate (down 13.9%) were also significant detractors. Together, these four sectors accounted for more than one-quarter of the benchmark’s total market capitalization on June 30, 2020. Information technology (up 14.7%)—the benchmark’s largest sector—was the best performer, as technology stocks generally fared well during the COVID-19 crisis. Consumer discretionary and health care were also beneficial.

For the six-month period, all of the five largest stocks in the Russell 3000 Index posted solid gains and exceeded the overall return of the benchmark. Amazon.com performed best, benefiting from surging demand due to COVID-19. Next in line were Microsoft, which continued to profit from its cloud-computing business, and Apple, which reported strong revenues. Alphabet (the parent company of Google) and Facebook advanced more modestly.

College Retirement Equities Fund ■ 2020 Semiannual Report	19

CREF Equity Index Account

Performance as of June 30, 2020
Equity Index Account				Average annual			Estimated
		Total return		total return			annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	4/29/1994	–3.66%	6.10%	9.48%	13.22%		0.475%
Class R2	4/24/2015	–3.58	6.29	9.74	13.35	†	0.290
Class R3	4/24/2015	–3.55	6.35	9.81	13.40	†	0.230
Russell 3000® Index	—	–3.48	6.53	10.03	13.72		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Equity Index Account	(1/1/20)	(6/30/20)	(1/1/20–6/30/20)
Actual return
Class R1	$1,000.00	$963.40	$2.10
Class R2	1,000.00	964.20	1.27
Class R3	1,000.00	964.50	0.98
5% annual hypothetical return
Class R1	1,000.00	1,022.73	2.16
Class R2	1,000.00	1,023.57	1.31
Class R3	1,000.00	1,023.87	1.01

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratios for that period were 0.43% for Class R1, 0.26% for Class R2 and 0.20% for Class R3.

For more information about this expense example, please see page 9.

20	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile
as of 6/30/2020
Net assets	$18.36 billion
Portfolio turnover rate*	2%
Number of holdings	2,724
Weighted median market capitalization	$102.54 billion
Price/earnings ratio (weighted 12-month trailing average)†	31.2

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

% of net assets
Sector	as of 6/30/2020
Information technology	26.5
Health care	14.8
Consumer discretionary	11.3
Financials	10.4
Communication services	9.8
Industrials	8.7
Consumer staples	6.2
Real estate	3.6
Utilities	3.0
Materials	2.7
Energy	2.6
Short-term investments, other assets & liabilities, net	0.4
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2020
More than $50 billion	63.0
More than $15 billion–$50 billion	18.4
More than $2 billion–$15 billion	15.4
$2 billion or less	3.2
Total	100.0

College Retirement Equities Fund ■ 2020 Semiannual Report	21

CREF Bond Market Account

Performance for the six months ended June 30, 2020

The CREF Bond Market Account returned 4.98% for the period, compared with the 6.14% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2020, the Account returned 7.43%, versus 8.74% for the index. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020.

The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%. Yields on U.S. Treasury securities of all maturities fell sharply during the period, boosting bond prices (bond yields move in the opposite direction of prices). Economies around the world were also rattled by the pandemic, and foreign central banks responded similarly with accommodative measures. The European Central Bank increased its pandemic emergency purchase program to more than 1.3 trillion euros. The Bank of England reduced its benchmark interest rate to 0.1% in March.

Account trailed its benchmark

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the six-month period. U.S. Treasuries, the largest index sector with a weight of 39.5%, advanced 8.7% and was the primary driver of the benchmark’s overall performance. Corporate bonds, which accounted for 25.3% of the index’s total market capitalization on June 30, 2020, returned 5.0%. Mortgage-backed securities— the benchmark’s second-largest sector at 26.2%— rose 3.6%. Government credit securities and commercial mortgage-backed securities (CMBS) both advanced 5.2%.

The Account underperformed its benchmark for the period primarily due to sector allocation. Much of the underperformance occurred in the first quarter of 2020 as a result of the COVID-19 related shock. The Account’s broad overweight to non-Treasury spread sectors was the largest detractor as U.S. Treasuries handily outperformed all other sectors. An overweight allocation to corporate bonds, including small high-yield and emerging-market corporate positions, detracted most. Security selection within the investment-grade corporate sector was positive as companies with the financial flexibility to weather a recession were emphasized, and this almost fully offset the negative impact of the sector allocation. Security selection within CMBS and asset-backed securities also hurt. Yield curve positioning hindered results due to a slightly shorter duration than the Account’s benchmark, as interest rates generally fell during the period.

22	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of June 30, 2020

Bond Market Account		Total return		Average annual total return			Estimated annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	3/1/1990	4.98%	7.43%	4.06%	3.72%		0.505%
Class R2	4/24/2015	5.06	7.63	4.30	3.84	†	0.320
Class R3	4/24/2015	5.10	7.69	4.38	3.88	†	0.260
Bloomberg Barclays U.S. Aggregate Bond Index	—	6.14	8.74	4.30	3.82		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Bond Market Account	(1/1/20)	(6/30/20)	(1/1/20–6/30/20)
Actual return
Class R1	$1,000.00	$1,049.76	$2.40
Class R2	1,000.00	1,050.65	1.53
Class R3	1,000.00	1,050.97	1.22
5% annual hypothetical return
Class R1	1,000.00	1,022.53	2.36
Class R2	1,000.00	1,023.37	1.51
Class R3	1,000.00	1,023.67	1.21
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratios for that period were 0.47% for Class R1, 0.30% for Class R2 and 0.24% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2020 Semiannual Report	23

CREF Bond Market Account

Account profile

as of 6/30/2020
Net assets	$14.83 billion
Portfolio turnover rate*	52%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	47%
Number of issues	2,077
Option-adjusted duration‡	5.43 years
Average maturity§	7.92 years
*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2020
Corporate bonds	33.0
Mortgage-backed securities	20.1
Foreign government & corporate bonds denominated in U.S. dollars	13.3
Asset-backed securities	8.4
Commercial mortgage-backed securities	7.2
U.S. Treasury securities	6.9
Municipal bonds	5.0
U.S. agency securities	1.8
Bank loan obligations	0.7
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	3.5
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2020
Less than 1 year	4.4
1–3 years	22.1
3–5 years	23.6
5–10 years	31.9
Over 10 years	18.0
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 6/30/2020
U.S. Treasury & U.S. agency securities*	28.4
Aaa/AAA	13.8
Aa/AA	9.8
A/A	18.8
Baa/BBB	24.8
Ba/BB	1.8
B/B	0.9
Below B/B	0.2
Non-rated	1.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

24	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2020

The CREF Inflation-Linked Bond Account returned 4.02% for the period, compared with the 4.08% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the twelve months ended June 30, 2020, the Account returned 5.42%, versus 5.75% for the index. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020.

The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%. Yields on U.S. Treasury securities of all maturities fell sharply during the period, boosting bond prices (bond yields move in the opposite direction of prices). The European Central Bank increased its pandemic emergency purchase program to more than 1.3 trillion euros. The Bank of England reduced its benchmark interest rate to 0.1% in March.

TIPS trailed the broader bond market

For the twelve months, the return of the TIPS 1–10 Year Index trailed the 6.14% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

The decline in high-quality bond yields continued during the period, accelerating as the COVID-19 pandemic caused investors to seek the relative safety of U.S. Treasuries and other government-issued fixed-income securities. As a result, bonds generally performed well for the six months. However, the core inflation rate remained low, which tended to limit the returns of Treasury inflation-protected securities.

The Account slightly trailed its benchmark, primarily due to its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s return does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

College Retirement Equities Fund ■ 2020 Semiannual Report	25

CREF Inflation-Linked Bond Account

Performance as of June 30, 2020

Inflation-Linked Bond Account		Total return		Average annual total return			Estimated annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	5/1/1997	4.02%	5.42%	2.55%	2.69%		0.475%
Class R2	4/24/2015	4.10	5.61	2.78	2.81	†	0.290
Class R3	4/24/2015	4.14	5.68	2.86	2.85	†	0.230
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	4.08	5.75	2.97	2.66		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Inflation-Linked Bond Account	(1/1/20)	(6/30/20)	(1/1/20–6/30/20)
Actual return
Class R1	$1,000.00	$1,040.16	$2.23
Class R2	1,000.00	1,041.04	1.37
Class R3	1,000.00	1,041.36	1.07
5% annual hypothetical return
Class R1	1,000.00	1,022.68	2.21
Class R2	1,000.00	1,023.52	1.36
Class R3	1,000.00	1,023.82	1.06
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratios for that period were 0.44% for Class R1, 0.27% for Class R2 and 0.21% for Class R3.

For more information about this expense example, please see page 9.

26	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile

as of 6/30/2020
Net assets	$6.90 billion
Portfolio turnover rate*	13%
Number of issues	55
Option-adjusted duration‡	4.79 years
Average maturity§	5.15 years
*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2020
U.S. Treasury securities	95.0
Mortgage-backed securities	2.6
U.S. agency securities	0.9
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2020
Less than 1 year	0.6
1–3 years	25.9
3–5 years	24.1
5–10 years	47.9
Over 10 years	1.5
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 6/30/2020
U.S. Treasury & U.S. agency securities*	99.1
Non-rated	0.9
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2020 Semiannual Report	27

CREF Social Choice Account

Performance for the six months ended June 30, 2020

The CREF Social Choice Account returned –1.15% for the period, compared with the –0.76% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2020, the Account returned 5.75%, versus 5.78% for the benchmark. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account underperformed its benchmark.

The performance of the Account’s domestic equities outpaced that of the Russell 3000 Index. Avoiding JPMorgan Chase, Wells Fargo and Berkshire Hathaway benefited the Account most, while excluding PayPal, Facebook and Netflix detracted most. The Account’s international equities outperformed the MSCI EAFE+Canada Index, helped by omitting Royal Dutch Shell, British bank HSBC and Airbus, but hindered by excluding Barrick Gold, Japanese conglomerate SoftBank and global consumer goods firm Reckitt Benckiser.

Account underperformed its composite benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

The performance of the Account’s domestic equities versus the Russell 3000 Index was helped by overweight positions in information technology company NVIDIA, electric car maker Tesla and software company Adobe. On the other hand, an underweight in Amazon.com and overweights in U.S. Bancorp and energy giant Schlumberger detracted.

Relative to the MSCI EAFE+Canada Index, the Account’s international holdings benefited from overweight positions in Canadian e-commerce platform provider Shopify, Japan’s Chugai Pharmaceutical and German electronic equipment manufacturer Sartorius. Conversely, overweight positions in French commercial real estate investor WFD Unibail-Rodamco, Canadian oil company Cenovus Energy and British aerospace engineering group Meggitt detracted most.

The Account’s fixed-income segment trailed the 6.14% return of the Bloomberg Barclays U.S. Aggregate Bond Index mainly due to its positions in the U.S. Treasury and mortgage-backed securities sectors.

28	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of June 30, 2020

Social Choice Account				Average annual			Estimated
		Total return		total return			annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	3/1/1990	–1.15%	5.75%	6.36%	8.22%		0.500%
Class R2	4/24/2015	–1.07	5.95	6.61	8.35	†	0.315
Class R3	4/24/2015	–1.04	6.01	6.69	8.39	†	0.255
CREF Social Choice Account Composite Index§	—	–0.76	5.78	6.58	8.69		—
Broad market index
Morningstar Moderate Target Risk Index	—	–2.35	3.70	6.00	7.76		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on June 30, 2020, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg Barclays U.S. Aggregate Bond Index and 18.0% MSCI EAFE+Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Social Choice Account	(1/1/20)	(6/30/20)	(1/1/20–6/30/20)
Actual return
Class R1	$1,000.00	$ 988.47	$2.27
Class R2	1,000.00	989.29	1.48
Class R3	1,000.00	989.60	1.14
5% annual hypothetical return
Class R1	1,000.00	1,022.58	2.31
Class R2	1,000.00	1,023.37	1.51
Class R3	1,000.00	1,023.72	1.16
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were

College Retirement Equities Fund ■ 2020 Semiannual Report	29

CREF Social Choice Account

182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratios for that period were 0.46% for Class R1, 0.30% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2020
Net assets	$15.25 billion
Portfolio turnover rate*	45%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	43%
Equity segment
Number of holdings	1,024
Weighted median market capitalization	$55.14 billion
Price/earnings ratio (weighted 12-month trailing average)†	28.9
Fixed-income segment
Number of issues	873
Option-adjusted duration‡	5.95 years
Average maturity§	9.11 years
*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets
Sector	as of 6/30/2020
Equities	59.6
Fixed-income securities	39.5
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2020
More than $50 billion	51.3
More than $15 billion–$50 billion	29.2
More than $2 billion–$15 billion	17.7
$2 billion or less	1.8
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2020
Less than 1 year	1.5
1–3 years	22.2
3–5 years	24.0
5–10 years	28.2
Over 10 years	24.1
Total	100.0

30	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Performance for the six months ended June 30, 2020

The CREF Money Market Account returned 0.28% for the six months, compared with the 0.27% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

The U.S. economy closed 2019 with steady, moderate growth, but it was jolted in March 2020 by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. In March, the Federal Reserve took swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. The Fed also stated that it remains committed to monetary policies designed to spur economic growth.

As a result of the heightened volatility in the financial markets during the period, government money market fund assets experienced steady increases, with growth of more than $1 trillion between December 2019 and May 2020.

The low interest-rate environment pushed yields on the short-term government securities in which the Fund invests sharply lower. The “secured overnight financing rate” (SOFR), which represents dealer transactions in Treasury collateralized overnight repurchase agreements, has become widely accepted by government agencies as a key indicator of short-term government money market rates. Over the six-month period, SOFR declined from 1.54% on January 2, 2020, to 0.10% on June 30, 2020. As a result, with short-term interest rates at historic lows, money market fund yields followed suit—a trend that is expected to continue.

Account surpassed the iMoneyNet average

For the six-month period, the Money Market Account’s return slightly outperformed that of the iMoneyNet average. In pursuit of additional yield, the Account continued to invest in longer-dated floating-rate government agency securities, which was generally beneficial. As of June 30, 2020, the Account’s weighted average maturity (WAM) was 45 days, versus 42 days for the iMoneyNet average, and this longer WAM also benefited the Account’s relative performance.

Effective October 1, 2020, Joseph Rolston is no longer a portfolio manager of the Money Market Account. Chad Kemper and Andrew Hurst each continue to be portfolio managers on the Account.

College Retirement Equities Fund ■ 2020 Semiannual Report	31

CREF Money Market Account

Net annualized yield for the 7 days ended June 30, 2020§

	Current yield	Effective yield
Money Market Account
Class R1	0.00%	0.00%
Class R2	0.00	0.00
Class R3	0.01	0.01
iMoneyNet Money Fund Averages™—All Government‡	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2020

Money Market Account#		Total return		Average annual total return			Estimated annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	4/1/1988	0.28%	1.07%	0.63%	0.31%		0.475%
Class R2	4/24/2015	0.35	1.24	0.83	0.41	†	0.290
Class R3	4/24/2015	0.38	1.30	0.90	0.45	†	0.230
iMoneyNet Money Fund Averages™—All Government‡	—	0.27	1.06	0.80	0.41		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	Between July 16, 2009, and March 7, 2017, TIAA withheld (“waived”) a portion of the 12b–1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’ yield was less than zero. Without this waiver, the total returns of the Money Market Account would have been lower. For a period of three years after the date an amount was waived, it was eligible for recoupment by TIAA, under certain conditions. All eligible expenses were recouped by July 2018 for Class R3, September 2018 for Class R2 and June 2019 for Class R1.
TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account (the “Account”) when a class’ yield is less than zero. Without this waiver, the total returns of each class of the Account would be lower, and could be negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other

32	2020 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

expenses) on that day. This limited waiver may be terminated at any time and, in any event, will extend only through December 31, 2020.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Expense example

Six months ended June 30, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Money Market Account	(1/1/20)	(6/30/20)	(1/1/20–6/30/20)
Actual return
Class R1	$1,000.00	$1,002.84	$ 2.04
Class R2	1,000.00	1,003.53	1.34
Class R3	1,000.00	1,003.82	1.10
5% annual hypothetical return
Class R1	1,000.00	1,022.82	2.06
Class R2	1,000.00	1,023.52	1.36
Class R3	1,000.00	1,023.77	1.11
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Account’s annualized six-month expense ratios for that period were 0.41% for Class R1, 0.27% for Class R2 and 0.22% for Class R3. The expense charges of the Account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2020
Net assets	$12.13 billion
Number of issues	159

Portfolio composition

% of net assets
Sector	as of 6/30/2020
U.S. Treasury securities*	45.7
U.S. government agency securities*	29.1
Floating-rate securities, government*	25.2
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

College Retirement Equities Fund ■ 2020 Semiannual Report	33

Summary portfolio of investments (unaudited)

CREF Stock Account  ■  June 30, 2020

Principal			Issuer	Value (000)	% of net assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES				$309	0.0%
		TOTAL GOVERNMENT BONDS	(Cost $301)	309	0.0

Shares			Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
368,419	*		Tesla, Inc	397,823	0.4
			Other	1,140,619	1.0
				1,538,442	1.4
BANKS
14,928,805			Bank of America Corp	354,559	0.3
10,594,362	n		JPMorgan Chase & Co	996,506	1.0
			Other	4,620,201	4.3
				5,971,266	5.6
CAPITAL GOODS
3,138,646			Honeywell International, Inc	453,817	0.4
			Other	6,369,414	6.0
				6,823,231	6.4
COMMERCIAL & PROFESSIONAL SERVICES				1,401,352	1.3
CONSUMER DURABLES & APPAREL
3,266,381			Nike, Inc (Class B)	320,269	0.3
			Other	1,724,628	1.6
				2,044,897	1.9
CONSUMER SERVICES
2,053,294			McDonald’s Corp	378,771	0.4
			Other	1,488,057	1.4
				1,866,828	1.8
DIVERSIFIED FINANCIALS
10,047,005	n		Morgan Stanley	485,270	0.5
			Other	3,476,570	3.2
				3,961,840	3.7
ENERGY
4,691,984			Chevron Corp	418,666	0.4
			Other	2,752,091	2.6
				3,170,757	3.0
FOOD & STAPLES RETAILING
1,161,446			Costco Wholesale Corp	352,162	0.3
3,524,407			Walmart, Inc	422,153	0.4
			Other	756,835	0.7
				1,531,150	1.4

34	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2020

Shares		Company	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO
8,497,728		Coca-Cola Co	$379,679	0.4%
4,007,419		Nestle S.A.	444,305	0.4
3,094,851		PepsiCo, Inc	409,325	0.4
		Other	2,701,571	2.5
			3,934,880	3.7
HEALTH CARE EQUIPMENT & SERVICES
3,790,638		Abbott Laboratories	346,578	0.3
2,147,409		UnitedHealth Group, Inc	633,378	0.6
		Other	4,523,548	4.3
			5,503,504	5.2
HOUSEHOLD & PERSONAL PRODUCTS
5,567,010		Procter & Gamble Co	665,647	0.6
		Other	1,154,209	1.1
			1,819,856	1.7
INSURANCE
3,871,101	*	Berkshire Hathaway, Inc (Class B)	691,030	0.6
		Other	2,827,373	2.7
			3,518,403	3.3
MATERIALS			4,516,497	4.2
MEDIA & ENTERTAINMENT
567,718	*	Alphabet, Inc (Class A)	805,053	0.7
854,905	*,n	Alphabet, Inc (Class C)	1,208,502	1.1
12,549,671		Comcast Corp (Class A)	489,186	0.5
6,555,469	*,n	Facebook, Inc	1,488,550	1.4
846,768	*	Netflix, Inc	385,313	0.4
9,442,890		Tencent Holdings Ltd	605,080	0.6
5,309,554		Walt Disney Co	592,068	0.5
		Other	1,920,695	1.8
			7,494,447	7.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,893,414		AbbVie, Inc	676,795	0.6
3,205,222		AstraZeneca plc	333,582	0.3
5,475,018		Johnson & Johnson	769,952	0.7
4,698,912		Merck & Co, Inc	363,367	0.4
12,576,754		Pfizer, Inc	411,260	0.4
557,592	*	Regeneron Pharmaceuticals, Inc	347,742	0.3
1,119,131		Roche Holding AG.	387,722	0.4
		Other	5,573,303	5.2
			8,863,723	8.3
REAL ESTATE			3,445,286	3.2

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	35

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2020

Shares		Company		Value (000)	% of net assets
RETAILING
2,797,407	*	Alibaba Group Holding Ltd (ADR)		$603,401	0.6%
1,076,508	*,n	Amazon.com, Inc		2,969,892	2.8
2,860,724		Home Depot, Inc		716,640	0.7
		Other		3,022,528	2.8
				7,312,461	6.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,074,064		Broadcom, Inc		338,985	0.3
10,873,435		Intel Corp		650,558	0.6
1,421,789		NVIDIA Corp		540,152	0.5
3,522,763		QUALCOMM, Inc		321,311	0.3
40,870,458		Taiwan Semiconductor Manufacturing Co Ltd		436,477	0.4
		Other		2,863,875	2.8
				5,151,358	4.9
SOFTWARE & SERVICES
2,479,237		Mastercard, Inc (Class A)		733,110	0.7
17,625,597		Microsoft Corp		3,586,985	3.4
3,987,232	*	PayPal Holdings, Inc		694,695	0.7
3,660,007	*	salesforce.com, Inc		685,629	0.6
4,597,806		Visa, Inc (Class A)		888,158	0.8
		Other		5,316,059	5.0
				11,904,636	11.2
TECHNOLOGY HARDWARE & EQUIPMENT
9,071,086	d,n	Apple, Inc		3,309,132	3.1
7,462,194	n	Cisco Systems, Inc		348,037	0.3
		Other		2,299,586	2.2
				5,956,755	5.6
TELECOMMUNICATION SERVICES
14,664,997		AT&T, Inc		443,323	0.4
8,036,299		Verizon Communications, Inc		443,041	0.4
		Other		1,289,488	1.3
				2,175,852	2.1
TRANSPORTATION
2,261,580		Union Pacific Corp		382,365	0.4
		Other		1,512,329	1.4
				1,894,694	1.8
UTILITIES				3,170,009	3.0
		TOTAL COMMON STOCKS	(Cost $97,018,453)	104,972,124	98.6

PURCHASED OPTIONS
DIVERSIFIED FINANCIALS				543	0.0
MATERIALS				61	0.0
TECHNOLOGY HARDWARE & EQUIPMENT				2,878	0.0
UTILITIES				792	0.0
		TOTAL PURCHASED OPTIONS	(Cost $5,070)	4,274	0.0

36	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2020

Shares	Company	Value (000)	% of net assets
PREFERRED STOCKS
REAL ESTATE	$17	0.0%
TOTAL PREFERRED STOCKS	(Cost $20)	17	0.0
RIGHTS / WARRANTS
CAPITAL GOODS	431	0.0
CONSUMER DURABLES & APPAREL	6	0.0
CONSUMER SERVICES	10	0.0
ENERGY	449	0.0
MEDIA & ENTERTAINMENT	5	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	21	0.0
REAL ESTATE	22	0.0
RETAILING	4	0.0
TECHNOLOGY HARDWARE & EQUIPMENT	5	0.0
TELECOMMUNICATION SERVICES	1,355	0.0
TRANSPORTATION	138	0.0
TOTAL RIGHTS / WARRANTS	(Cost $2,823)	2,446	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT	805,291	0.7
REPURCHASE AGREEMENT
$319,510,000	r	Fixed Income Clearing Corp	0.070%, 07/01/20	319,510	0.3
319,510	0.3
TREASURY DEBT	297,537	0.3
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT	166,000	0.2
REPURCHASE AGREEMENT	1,067,434	1.0
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,233,434	1.2
TOTAL SHORT-TERM INVESTMENTS	(Cost $2,655,817)	2,655,772	2.5

TOTAL PORTFOLIO	(Cost $99,682,484)	107,634,942	101.1
OTHER ASSETS & LIABILITIES, NET	(1,193,837)	(1.1)
NET ASSETS	$106,441,105	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $319,510,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $325,900,201.

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2020

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $1,867,232,815. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $986,620,381 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Cisco Systems, Inc, Call	2,500	$542	$47.50	10/16/20	$638
Cisco Systems, Inc, Call	16,000	3,167	50.00	10/16/20	2,240
Dow, Inc, Call	340	47	50.00	01/15/21	61
Energy Select Sector SPDR Fund, Call	3,600	727	43.00	12/18/20	792
Financial Select Sector SPDR Fund, Call	5,600	587	26.00	12/18/20	543
Total	28,040	$5,070			$4,274

Written options outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alphabet, Inc, Call	37	$(89)	$1,520.00	07/17/20	$(11)
Alphabet, Inc, Put	37	(38)	1,300.00	07/17/20	(20)
Amazon.com, Inc, Call	15	(34)	2,900.00	07/17/20	(33)
Amazon.com, Inc, Put	10	(30)	1,850.00	07/17/20	(1)
Amazon.com, Inc, Put	20	(91)	1,900.00	07/17/20	(1)
Amazon.com, Inc, Put	10	(16)	2,300.00	07/17/20	(3)
Amazon.com, Inc, Put	5	(25)	2,370.00	08/21/20	(19)
Amazon.com, Inc, Put	10	(148)	1,600.00	09/18/20	(4)
Apple, Inc, Call	351	(658)	350.00	08/21/20	(953)
Apple, Inc, Put	171	(69)	255.00	07/17/20	(2)
Apple, Inc, Put	351	(159)	300.00	08/21/20	(109)
Cisco Systems, Inc, Call	18,500	(222)	60.00	10/16/20	(203)
Cisco Systems, Inc, Put	2,500	(307)	36.00	10/16/20	(159)
Cisco Systems, Inc, Put	16,000	(1,068)	37.50	10/16/20	(1,360)
Dow, Inc, Put	340	(47)	25.00	01/15/21	(40)
DuPont de Nemours, Inc, Put	209	(85)	42.50	10/16/20	(33)
DuPont de Nemours, Inc, Put	209	(110)	45.00	10/16/20	(48)
Facebook, Inc, Call	263	(72)	270.00	07/17/20	(4)
Hess Corp, Put	20	(4)	35.00	07/17/20	(0)^
Hess Corp, Put	20	(7)	30.00	08/21/20	(1)
JPMorgan Chase & Co, Put	20	(2)	75.00	07/17/20	(0)^
Morgan Stanley, Put	30	(8)	42.00	09/18/20	(6)
Southwest Airlines Co, Call	1,500	(170)	40.00	07/17/20	(52)
Total	40,628	$(3,459)			$(3,062)
^	Amount represents less than $1,000.

38	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account  ■  June 30, 2020

Futures contracts outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

	Number of					Unrealized
	long (short	)	Expiration	Notional		appreciation
Description	contracts		date	amount	Value	(depreciation )
Russell 2000 E Mini Index	693		09/18/20	$50,454	$49,813	$(641)
S&P 500 E Mini Index	4,116		09/18/20	651,633	635,963	(15,670)
S&P Mid-Cap 400 E Mini Index	430		09/18/20	79,150	76,501	(2,649)
Total	5,239			$781,237	$762,277	$(18,960)

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows (dollar amounts are in thousands):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation )
	$3,502	AUD	5,500	Bank of America	07/22/20	$(294)
	$4,005	SEK	40,000	Bank of America	07/22/20	(288)
EUR	8,300		$9,051	Bank of America	07/22/20	279
Total						$(303)
	$2,981	CAD	4,200	Morgan Stanley	07/22/20	$(113)
	$51,248	CAD	69,000	Morgan Stanley	09/10/20	415
	$8,003	GBP	6,400	Morgan Stanley	07/22/20	72
	$38,359	GBP	30,000	Morgan Stanley	09/10/20	1,170
	$6,529	JPY	700,000	Morgan Stanley	07/22/20	44
CHF	2,400		$2,489	Morgan Stanley	07/22/20	46
Total						$1,634
Total						$1,331

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	39

Summary of market values by country (unaudited)

CREF Stock Account  ■  June 30, 2020

		% of
	Value	total
Country	(000)	portfolio
DOMESTIC
UNITED STATES	$74,514,131	69.2%
TOTAL DOMESTIC	74,514,131	69.2

FOREIGN
ARGENTINA	31,200	0.0
AUSTRALIA	1,577,078	1.5
AUSTRIA	166,062	0.2
BAHAMAS	201	0.0
BELGIUM	168,340	0.2
BERMUDA	37,128	0.0
BRAZIL	660,901	0.6
BURKINA FASO	3,239	0.0
CAMEROON	933	0.0
CANADA	1,942,211	1.8
CAYMAN ISLANDS	443	0.0
CHILE	64,325	0.1
CHINA	3,444,473	3.2
COLOMBIA	16,572	0.0
COTE D’IVOIRE	2,132	0.0
CYPRUS	63	0.0
CZECH REPUBLIC	10,648	0.0
DENMARK	425,754	0.4
EGYPT	18,017	0.0
FAROE ISLANDS	2,316	0.0
FINLAND	234,148	0.2
FRANCE	2,053,271	1.9
GEORGIA	271	0.0
GERMANY	1,753,185	1.6
GHANA	3,521	0.0
GREECE	14,902	0.0
GUERNSEY, C.I.	1,025	0.0
HONG KONG	583,629	0.6
HUNGARY	17,254	0.0
INDIA	755,307	0.7
INDONESIA	150,949	0.1
IRELAND	375,835	0.4
ISLE OF MAN	275	0.0
ISRAEL	131,355	0.1
ITALY	545,922	0.5
JAPAN	5,407,441	5.0
JERSEY, C.I.	605	0.0
JORDAN	3,609	0.0
KAZAKHSTAN	6,126	0.0
		% of
	Value	total
Country	(000)	portfolio
KENYA	$4,139	0.0%
KOREA, REPUBLIC OF	1,034,898	1.0
KYRGYZSTAN	2,815	0.0
LIECHTENSTEIN	1,096	0.0
LUXEMBOURG	34,465	0.0
MACAU	76,419	0.1
MALAYSIA	150,417	0.1
MALTA	2,414	0.0
MEXICO	182,082	0.2
MONACO	1,598	0.0
MONGOLIA	849	0.0
MYANMAR	163	0.0
NETHERLANDS	1,410,972	1.3
NEW ZEALAND	75,957	0.1
NORWAY	150,437	0.1
PAKISTAN	6,661	0.0
PANAMA	2,816	0.0
PERU	43,162	0.0
PHILIPPINES	64,090	0.1
POLAND	55,834	0.1
PORTUGAL	53,483	0.0
PUERTO RICO	19,682	0.0
QATAR	64,661	0.1
ROMANIA	3,027	0.0
RUSSIA	267,781	0.2
SAUDI ARABIA	192,593	0.2
SINGAPORE	226,463	0.2
SLOVENIA	4,241	0.0
SOUTH AFRICA	356,162	0.3
SPAIN	394,469	0.4
SWEDEN	625,119	0.6
SWITZERLAND	2,110,321	2.0
TAIWAN	1,287,486	1.2
THAILAND	166,775	0.2
TURKEY	76,408	0.1
UKRAINE	681	0.0
UNITED ARAB EMIRATES	41,463	0.0
UNITED KINGDOM	3,306,749	3.1
VIETNAM	2,838	0.0
ZAMBIA	8,459	0.0
TOTAL FOREIGN	33,120,811	30.8

TOTAL PORTFOLIO	$107,634,942	100.0%

40	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ■  June 30, 2020

			Value	% of net
Shares		Company	(000)	assets
COMMON STOCKS
ARGENTINA			$5,496	0.0%
AUSTRALIA
578,642		CSL Ltd	115,086	0.6
		Other	224,303	1.2
			339,389	1.8
AUSTRIA			9,613	0.1
BELGIUM			4,722	0.0
BERMUDA			6,436	0.0
BRAZIL
5,814,800	*	B2W Companhia Global Do Varejo	114,465	0.6
		Other	224,406	1.2
			338,871	1.8
CANADA			323,431	1.7
CHILE			6,729	0.0
CHINA
1,035,644	*	Alibaba Group Holding Ltd (ADR)	223,388	1.1
1,376,648	*	GDS Holdings Ltd (ADR)	109,664	0.6
4,430,200		Tencent Holdings Ltd	283,878	1.5
		Other	482,277	2.5
			1,099,207	5.7
COLOMBIA			2,173	0.0
CZECH REPUBLIC			2,985	0.0
DENMARK
1,764,618		Novo Nordisk AS	114,961	0.6
		Other	123,667	0.6
			238,628	1.2
EGYPT			1,288	0.0
FINLAND			44,490	0.2
FRANCE			651,741	3.4
GERMANY
4,001,510		Infineon Technologies AG.	93,764	0.5
857,428		Siemens AG.	101,123	0.5
		Other	282,398	1.5
			477,285	2.5
GREECE			1,531	0.0
HONG KONG			71,488	0.4
HUNGARY			2,529	0.0
INDIA			89,102	0.5

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2020

		Value	% of net
Shares	Company	(000)	assets
INDONESIA		$28,731	0.2%
IRELAND		117,950	0.6
ISRAEL		3,357	0.0
ITALY		245,409	1.3
JAPAN
299,559	Nintendo Co Ltd	133,923	0.7
2,692,240	Sony Corp	185,846	1.0
1,659,153	Toyota Motor Corp	104,334	0.5
	Other	876,177	4.5
		1,300,280	6.7
JORDAN		83	0.0
KOREA, REPUBLIC OF
3,105,351	Samsung Electronics Co Ltd	137,467	0.7
	Other	140,341	0.7
		277,808	1.4
LUXEMBOURG		882	0.0
MACAU		10,232	0.1
MALAYSIA		19,693	0.1
MEXICO		19,402	0.1
NETHERLANDS
347,959	ASML Holding NV	127,288	0.6
15,838,222	ING Groep NV	110,407	0.6
	Other	150,046	0.8
		387,741	2.0
NEW ZEALAND		12,794	0.1
NORWAY		33,466	0.2
PAKISTAN		236	0.0
PERU		2,795	0.0
PHILIPPINES		17,036	0.1
POLAND		8,048	0.0
PORTUGAL		20,639	0.1
QATAR		9,265	0.0
ROMANIA		387	0.0
RUSSIA		145,427	0.8
SAUDI ARABIA		29,670	0.2
SINGAPORE		18,097	0.1
SOUTH AFRICA		38,694	0.2
SPAIN		82,311	0.4

42	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2020

			Value	% of net
Shares		Company	(000)	assets
SWEDEN			$89,356	0.5%
SWITZERLAND
281,498		Lonza Group AG.	149,109	0.8
582,665		Roche Holding AG.	201,864	1.1
		Other	239,790	1.2
			590,763	3.1
TAIWAN
21,093,500		Taiwan Semiconductor Manufacturing Co Ltd	225,268	1.1
		Other	112,148	0.6
			337,416	1.7
THAILAND			25,397	0.1
TURKEY			5,090	0.0
UNITED ARAB EMIRATES			5,886	0.0
UNITED KINGDOM
1,038,620		AstraZeneca plc	108,094	0.5
618,315		Linde plc (Xetra)	130,956	0.7
		Other	535,729	2.8
			774,779	4.0
UNITED STATES
1,662,975		Abbott Laboratories	152,046	0.8
1,608,037		AbbVie, Inc	157,877	0.8
85,109	*	Alphabet, Inc (Class A)	120,689	0.6
149,911	*,n	Alphabet, Inc (Class C)	211,916	1.1
184,166	*	Amazon.com, Inc	508,081	2.6
955,333		American Express Co	90,948	0.5
1,613,560	n	Apple, Inc	588,627	3.0
330,237		Broadcom, Inc	104,226	0.5
2,220,737		Citigroup, Inc	113,480	0.6
3,294,522		Coca-Cola Co	147,199	0.8
402,858		Costco Wholesale Corp	122,151	0.6
1,124,419	*,n	Facebook, Inc	255,322	1.3
711,733		Home Depot, Inc	178,296	0.9
784,456		Honeywell International, Inc	113,424	0.6
3,164,951		Intel Corp	189,359	1.0
664,446		Johnson & Johnson	93,441	0.5
2,408,623		JPMorgan Chase & Co	226,555	1.2
750,035		McDonald’s Corp	138,359	0.7
3,142,684		Microsoft Corp	639,568	3.3
3,009,329		Morgan Stanley	145,351	0.7
1,324,009		Nike, Inc (Class B)	129,819	0.7
958,200	*	PayPal Holdings, Inc	166,947	0.9
1,566,890		Procter & Gamble Co	187,353	1.0
892,379	*	salesforce.com, Inc	167,169	0.9
216,379	*	ServiceNow, Inc	87,646	0.4
114,639	*	Tesla, Inc	123,788	0.6
847,155		Union Pacific Corp	143,229	0.7
442,147		UnitedHealth Group, Inc	130,411	0.7

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2020

			Value	% of net
Shares	Company		(000)	assets
UNITED STATES—continued
927,568	Visa, Inc (Class A)		$179,178	0.9%
911,114	Walmart, Inc		109,133	0.6
1,320,007	Walt Disney Co		147,194	0.8
	Other		4,854,334	25.1
			10,723,116	55.4
ZAMBIA			3,422	0.0
TOTAL COMMON STOCKS		(Cost $17,140,917)	19,102,792	98.8

PURCHASED OPTIONS
UNITED STATES			67	0.0
TOTAL PURCHASED OPTIONS		(Cost $51)	67	0.0

RIGHTS / WARRANTS
CHINA			1	0.0
KOREA, REPUBLIC OF			9	0.0
SPAIN			146	0.0
THAILAND			5	0.0
UNITED STATES			57	0.0
TOTAL RIGHTS / WARRANTS		(Cost $261)	218	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			124,156	0.6
REPURCHASE AGREEMENTS			20,040	0.1
TREASURY DEBT			58,587	0.3

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT			7,000	0.0
REPURCHASE AGREEMENTS			113,000	0.6
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			120,000	0.6
TOTAL SHORT-TERM INVESTMENTS		(Cost $322,778)	322,783	1.6

TOTAL PORTFOLIO		(Cost $17,464,007)	19,425,860	100.4
OTHER ASSETS & LIABILITIES, NET			(86,823)	(0.4)
NET ASSETS			$19,339,037	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

44	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account  ■  June 30, 2020

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $245,216,895. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $258,703,548 or 1.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Dow, Inc, Call	370	$51	$50.00	01/15/21	$ 67

Written options outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Alphabet, Inc, Call	25	$(60)	$1,520.00	07/17/20	$ (8)
Alphabet, Inc, Put	25	(26)	1,300.00	07/17/20	(14)
Apple, Inc, Call	234	(439)	350.00	08/21/20	(635)
Apple, Inc, Put	114	(46)	255.00	07/17/20	(1)
Apple, Inc, Put	234	(106)	300.00	08/21/20	(73)
Dow, Inc, Put	370	(51)	25.00	01/15/21	(43)
DuPont de Nemours, Inc, Put	228	(93)	42.50	10/16/20	(36)
DuPont de Nemours, Inc, Put	228	(120)	45.00	10/16/20	(53)
Facebook, Inc, Call	176	(48)	270.00	07/17/20	(2)
Southwest Airlines Co, Call	800	(90)	40.00	07/17/20	(28)
Total	2,434	$(1,079)			$(893)

Futures contracts outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

	Number of					Unrealized
	long (short	)	Expiration	Notional		appreciation
Description	contracts		date	amount	Value	(depreciation )
MSCI EAFE Index	384		09/18/20	$ 34,217	$ 34,145	$ (72)
S&P 500 E Mini Index	461		09/18/20	73,186	71,229	(1,957)
Total	845			$107,403	$105,374	$(2,029)

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	45

Summary of market values by sector (unaudited)

CREF Global Equities Account  ■  June 30, 2020

	Value	% of net
Sector	(000)	assets
INFORMATION TECHNOLOGY	$4,269,109	22.2%
CONSUMER DISCRETIONARY	2,869,068	14.8
HEALTH CARE	2,626,863	13.6
FINANCIALS	2,225,741	11.5
COMMUNICATION SERVICES	1,728,725	8.9
INDUSTRIALS	1,715,319	8.9
CONSUMER STAPLES	1,477,994	7.6
MATERIALS	918,569	4.7
UTILITIES	545,937	2.8
ENERGY	380,230	2.0
REAL ESTATE	345,522	1.8
SHORT-TERM INVESTMENTS	322,783	1.6
OTHER ASSETS & LIABILITIES, NET	(86,823)	(0.4)
NET ASSETS	$19,339,037	100.0%

46	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Growth Account  ■  June 30, 2020

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
376,421	*	Tesla, Inc	$406,463	1.4%
		Other	58,528	0.2
			464,991	1.6
BANKS			474	0.0
CAPITAL GOODS
3,116,495	*	Raytheon Technologies Corp	192,038	0.6
572,906		Roper Technologies Inc	222,437	0.8
		Other	243,582	0.8
			658,057	2.2
COMMERCIAL & PROFESSIONAL SERVICES
2,223,709		Waste Connections, Inc	208,562	0.7
		Other	524,762	1.8
			733,324	2.5
CONSUMER DURABLES & APPAREL
2,692,800		Nike, Inc (Class B)	264,029	0.9
		Other	254,273	0.9
			518,302	1.8
CONSUMER SERVICES
207,315	*	Chipotle Mexican Grill, Inc (Class A)	218,170	0.7
		Other	282,960	1.0
			501,130	1.7
DIVERSIFIED FINANCIALS
1,409,500	e	iShares Russell 1000 Growth Index Fund	270,554	0.9
1,556,992		S&P Global, Inc	512,998	1.7
		Other	195,491	0.7
			979,043	3.3
ENERGY			27,945	0.1
FOOD & STAPLES RETAILING
1,282,508		Costco Wholesale Corp	388,869	1.3
		Other	4,823	0.0
			393,692	1.3
FOOD, BEVERAGE & TOBACCO
2,911,418	*	Monster Beverage Corp	201,819	0.7
		Other	228,967	0.8
			430,786	1.5
HEALTH CARE EQUIPMENT & SERVICES
4,864,240	*	Boston Scientific Corp	170,783	0.6
278,076	*	Intuitive Surgical, Inc	158,456	0.5
		Other	766,035	2.6
			1,095,274	3.7
HOUSEHOLD & PERSONAL PRODUCTS			140,647	0.5

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2020

Shares		Company	Value (000)	% of net assets
INSURANCE			$23,415	0.1%
MATERIALS			280,631	1.0
MEDIA & ENTERTAINMENT
261,039	*	Alphabet, Inc (Class A)	370,166	1.3
729,344	*	Alphabet, Inc (Class C)	1,031,008	3.5
1,259,846	*	Electronic Arts, Inc	166,363	0.6
6,371,388	*	Facebook, Inc	1,446,751	4.9
1,208,595	*	Match Group, Inc (Euro OTC)	390,860	1.3
424,614	*	Netflix, Inc	193,216	0.7
5,534,009	*	Twitter, Inc	164,858	0.6
2,170,252		Walt Disney Co	242,005	0.8
		Other	293,862	0.9
			4,299,089	14.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,943,465		AbbVie, Inc	387,169	1.3
4,328,187		AstraZeneca plc	450,454	1.5
1,774,749		Eli Lilly & Co	291,378	1.0
1,074,221	*	Illumina, Inc	397,838	1.4
416,550		Lonza Group AG.	220,645	0.8
466,148	*	Regeneron Pharmaceuticals, Inc	290,713	1.0
1,130,774	*	Vertex Pharmaceuticals, Inc	328,275	1.1
3,375,849		Zoetis, Inc	462,626	1.6
		Other	703,527	2.3
			3,532,625	12.0
REAL ESTATE			81,582	0.3
RETAILING
874,353	*	Amazon.com, Inc	2,412,183	8.2
169,770	*	Booking Holdings, Inc	270,332	0.9
1,726,048	*	CarMax, Inc	154,568	0.5
675,859		Home Depot, Inc	169,309	0.6
1,254,166		Lowe’s Companies, Inc	169,463	0.6
4,609,271		TJX Companies, Inc	233,045	0.8
		Other	387,610	1.3
			3,796,510	12.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,740,260		Applied Materials, Inc	286,549	1.0
996,281		NVIDIA Corp	378,497	1.3
2,109,481		NXP Semiconductors NV	240,565	0.8
1,667,084		QUALCOMM, Inc	152,055	0.5
		Other	901,804	3.1
			1,959,470	6.7
SOFTWARE & SERVICES
773,826	*	Adobe, Inc	336,854	1.1
214,365	*,g	Adyen NV	312,007	1.1
1,538,893		Intuit, Inc	455,805	1.5
1,010,030		Mastercard, Inc (Class A)	298,666	1.0
9,500,731		Microsoft Corp	1,933,494	6.6

48	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ■  June 30, 2020

Shares		Company		Value (000)		% of net assets
SOFTWARE & SERVICES—continued
5,124,240	*	PayPal Holdings, Inc		$892,796		3.0%
4,647,330	*	salesforce.com, Inc		870,584		3.0
699,826	*	ServiceNow, Inc		283,472		1.0
5,226,694		Visa, Inc (Class A)		1,009,640		3.4
		Other		770,140		2.6
				7,163,458		24.3
TECHNOLOGY HARDWARE & EQUIPMENT
4,270,850		Apple, Inc		1,558,006		5.3
		Other		136,106		0.4
				1,694,112		5.7
TELECOMMUNICATION SERVICES
1,488,679	*	T-Mobile US, Inc		155,046		0.5
				155,046		0.5
TRANSPORTATION
6,180,487	*	Uber Technologies, Inc		192,090		0.7
		Other		181,883		0.6
				373,973		1.3
UTILITIES				612		0.0
		TOTAL COMMON STOCKS	(Cost $21,265,800)	29,304,188		99.6

RIGHTS / WARRANTS
TELECOMMUNICATION SERVICES				0	^	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1)	0	^	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
125,498,869	c	State Street Navigator Securities Lending Government Money Market Portfolio		125,499		0.4
				125,499		0.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $125,499)	125,499		0.4

		TOTAL PORTFOLIO	(Cost $21,391,300)	29,429,687		100.0
		OTHER ASSETS & LIABILITIES, NET		(19,682)		(0.0)
		NET ASSETS		$29,410,005		100.0%

Abbreviation(s):

OTC	Over The Counter
*	Non-income producing
^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $149,769,119. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities, including those in “Other,” is $425,059,102 or 1.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	49

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ■  June 30, 2020

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
88,696	*	Tesla, Inc	$95,775	0.5%
		Other	79,203	0.5
			174,978	1.0
BANKS
4,639,339		Bank of America Corp	110,184	0.6
1,816,802		JPMorgan Chase & Co	170,888	0.9
		Other	453,623	2.5
			734,695	4.0
CAPITAL GOODS			1,063,574	5.8
COMMERCIAL & PROFESSIONAL SERVICES			200,026	1.1
CONSUMER DURABLES & APPAREL
726,526		Nike, Inc (Class B)	71,236	0.4
		Other	168,316	0.9
			239,552	1.3
CONSUMER SERVICES
446,525		McDonald’s Corp	82,370	0.4
		Other	254,719	1.4
			337,089	1.8
DIVERSIFIED FINANCIALS			589,034	3.2
ENERGY
1,121,304		Chevron Corp	100,054	0.6
2,538,479	d	Exxon Mobil Corp	113,521	0.6
		Other	264,951	1.4
			478,526	2.6
FOOD & STAPLES RETAILING
264,671		Costco Wholesale Corp	80,251	0.4
835,845		Walmart, Inc	100,118	0.5
		Other	66,198	0.4
			246,567	1.3
FOOD, BEVERAGE & TOBACCO
2,318,733		Coca-Cola Co	103,601	0.6
832,524		PepsiCo, Inc	110,110	0.6
		Other	374,056	2.0
			587,767	3.2
HEALTH CARE EQUIPMENT & SERVICES
1,036,767		Abbott Laboratories	94,792	0.5
804,567		Medtronic plc	73,779	0.4
566,232		UnitedHealth Group, Inc	167,010	0.9
		Other	862,794	4.7
			1,198,375	6.5

50	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2020

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,461,710		Procter & Gamble Co	$174,777	1.0%
		Other	134,631	0.7
			309,408	1.7
INSURANCE
1,169,401	*	Berkshire Hathaway, Inc (Class B)	208,750	1.1
		Other	385,936	2.1
			594,686	3.2
MATERIALS			498,907	2.7
MEDIA & ENTERTAINMENT
180,056	*	Alphabet, Inc (Class A)	255,328	1.4
177,733	*	Alphabet, Inc (Class C)	251,245	1.4
2,717,984		Comcast Corp (Class A)	105,947	0.6
1,440,298	*	Facebook, Inc	327,048	1.8
255,074	*	Netflix, Inc	116,069	0.6
1,084,039		Walt Disney Co	120,881	0.6
		Other	296,599	1.6
			1,473,117	8.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,056,636		AbbVie, Inc	103,741	0.6
353,057		Amgen, Inc	83,272	0.5
1,357,920		Bristol-Myers Squibb Co	79,846	0.4
505,221		Eli Lilly & Co	82,947	0.5
1,581,665		Johnson & Johnson	222,430	1.2
1,515,299		Merck & Co, Inc	117,178	0.6
3,335,484		Pfizer, Inc	109,070	0.6
236,888		Thermo Fisher Scientific, Inc	85,834	0.5
		Other	633,453	3.4
			1,517,771	8.3
REAL ESTATE			658,080	3.6
RETAILING
254,332	*	Amazon.com, Inc	701,656	3.8
644,327		Home Depot, Inc	161,410	0.9
		Other	459,465	2.5
			1,322,531	7.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
233,890		Broadcom, Inc	73,818	0.4
2,542,429		Intel Corp	152,113	0.8
354,604		NVIDIA Corp	134,718	0.7
550,579		Texas Instruments, Inc	69,907	0.4
		Other	395,294	2.2
			825,850	4.5
SOFTWARE & SERVICES
382,335		Accenture plc	82,095	0.4
288,537	*	Adobe, Inc	125,603	0.7
529,165		Mastercard, Inc (Class A)	156,474	0.9
4,491,647		Microsoft Corp	914,095	5.0

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	51

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2020

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES—continued
704,402	*	PayPal Holdings, Inc		$122,728	0.7%
519,468	*	salesforce.com, Inc		97,312	0.5
1,012,750		Visa, Inc (Class A)		195,633	1.1
		Other		1,110,109	6.0
				2,804,049	15.3
TECHNOLOGY HARDWARE & EQUIPMENT
2,453,199		Apple, Inc		894,927	4.9
2,547,020		Cisco Systems, Inc		118,793	0.6
		Other		227,863	1.2
				1,241,583	6.7
TELECOMMUNICATION SERVICES
4,277,012		AT&T, Inc		129,294	0.7
2,485,321		Verizon Communications, Inc		137,016	0.8
		Other		56,460	0.3
				322,770	1.8
TRANSPORTATION
407,182		Union Pacific Corp		68,842	0.4
		Other		263,287	1.4
				332,129	1.8
UTILITIES
293,520		NextEra Energy, Inc		70,495	0.4
		Other		474,343	2.6
				544,838	3.0
		TOTAL COMMON STOCKS	(Cost $7,885,901)	18,295,902	99.6
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4	0.0
TELECOMMUNICATION SERVICES				38	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $85)	42	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				13,995	0.1
REPURCHASE AGREEMENT				36,990	0.2
TREASURY DEBT				7,780	0.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
160,972,395	c	State Street Navigator Securities Lending Government Money Market Portfolio		160,972	0.9
				160,972	0.9
		TOTAL SHORT-TERM INVESTMENTS	(Cost $219,740)	219,737	1.2

		TOTAL PORTFOLIO	(Cost $8,105,726)	18,515,681	100.8
		OTHER ASSETS & LIABILITIES, NET		(154,720)	(0.8)
		NET ASSETS		$18,360,961	100.0%

52	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account  ■  June 30, 2020

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $175,917,217. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,012,204 or 5.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	60		09/18/20	$ 4,142	$ 4,313	$ 171
S&P 500 E Mini Index	271		09/18/20	40,750	41,872	1,122
S&P Mid-Cap 400 E Mini Index	12		09/18/20	2,067	2,135	68
Total	343			$46,959	$48,320	$1,361

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	53

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ■  June 30, 2020

			Value	% of net
Principal	Issuer		(000)	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$4,282	0.0%
BANKS			951	0.0
CAPITAL GOODS			5,987	0.1
COMMERCIAL & PROFESSIONAL SERVICES			7,768	0.1
CONSUMER DURABLES & APPAREL			897	0.0
CONSUMER SERVICES			4,092	0.0
DIVERSIFIED FINANCIALS			830	0.0
ENERGY			4,309	0.0
FOOD, BEVERAGE & TOBACCO			862	0.0
HEALTH CARE EQUIPMENT & SERVICES			15,463	0.1
INSURANCE			4,211	0.0
MATERIALS			12,881	0.1
MEDIA & ENTERTAINMENT			11,503	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,508	0.1
REAL ESTATE			1,292	0.0
RETAILING			313	0.0
SOFTWARE & SERVICES			5,273	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			4,943	0.0
TELECOMMUNICATION SERVICES			5,151	0.0
TRANSPORTATION			1,772	0.0
UTILITIES			943	0.0
	TOTAL BANK LOAN OBLIGATIONS	(Cost $105,364)	100,231	0.7

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			54,212	0.4
BANKS
$40,050,000	Bank of America Corp	2.456%, 10/22/25	42,134	0.3
50,500,000	Bank of America Corp	2.496%, 02/13/31	52,933	0.4
36,375,000	Citigroup, Inc	3.200%, 10/21/26	39,892	0.3
49,250,000	Citigroup, Inc	2.666%, 01/29/31	51,110	0.3
35,850,000	JPMorgan Chase & Co	2.301%, 10/15/25	37,554	0.3
44,675,000	JPMorgan Chase & Co	2.739%, 10/15/30	47,920	0.3
68,700,000	Wells Fargo Bank NA	2.082%, 09/09/22	69,808	0.5
	Other		876,332	5.9
			1,217,683	8.3
CAPITAL GOODS			140,422	0.9

54	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2020

				Value	% of net
Principal	Issuer			(000)	assets
COMMERCIAL & PROFESSIONAL SERVICES				$82,580	0.6%
CONSUMER DURABLES & APPAREL				2,114	0.0
CONSUMER SERVICES				116,294	0.8
DIVERSIFIED FINANCIALS
$37,625,000	Morgan Stanley		3.125%, 07/27/26	41,509	0.3
	Other			496,642	3.3
				538,151	3.6
ENERGY				448,018	3.0
FOOD & STAPLES RETAILING				93,642	0.6
FOOD, BEVERAGE & TOBACCO				163,471	1.1
HEALTH CARE EQUIPMENT & SERVICES				249,339	1.7
HOUSEHOLD & PERSONAL PRODUCTS				1,234	0.0
INSURANCE				158,406	1.0
MATERIALS				146,914	1.1
MEDIA & ENTERTAINMENT
48,450,000	Comcast Corp		4.150%, 10/15/28	58,288	0.4
	Other			312,406	2.1
				370,694	2.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				300,653	2.1
REAL ESTATE				292,898	2.0
RETAILING				59,567	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				88,744	0.6
SOFTWARE & SERVICES				192,506	1.2
TECHNOLOGY HARDWARE & EQUIPMENT
36,100,000	Apple, Inc		2.050%, 09/11/26	38,571	0.3
	Other			105,731	0.7
				144,302	1.0
TELECOMMUNICATION SERVICES
50,870,000	AT&T, Inc		4.350%, 03/01/29	59,300	0.4
	Other			392,836	2.7
				452,136	3.1
TRANSPORTATION				151,463	1.0
UTILITIES				494,450	3.3
		TOTAL CORPORATE BONDS	(Cost $5,543,858)	5,959,893	40.3

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2020

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES				$277,340	1.8%
FOREIGN GOVERNMENT BONDS
$45,000,000		Kreditanstalt fuer Wiederaufbau	2.750%, 10/01/20	45,287	0.3
		Other		799,140	5.4
				844,427	5.7
MORTGAGE BACKED
37,158,826		Federal Home Loan Mortgage Corp (FHLMC)	3.000%, 11/01/49	39,564	0.3
144,483,241	i	FHLMC, LIBOR 1 M + 9.840%	3.000%–9.624%, 10/15/33–10/15/48	154,006	1.0
47,290,151		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	51,703	0.4
71,658,996		FGLMC	3.500%, 08/01/46	78,267	0.5
101,851,564		FGLMC	3.000%, 01/01/47	107,625	0.7
80,266,973		FGLMC	3.000%, 02/01/47	84,881	0.6
215,751,157		FGLMC	3.500%–8.000%, 10/01/20–11/01/48	238,006	1.6
38,721,310		Federal National Mortgage Association (FNMA)	3.000%, 10/01/32	40,689	0.3
53,972,386		FNMA	3.000%, 12/25/45	56,386	0.4
100,592,811		FNMA	3.500%, 01/01/47	106,615	0.7
43,629,823		FNMA	4.000%, 12/01/47	48,230	0.3
108,136,374		FNMA	3.000%, 02/25/48	114,757	0.8
48,909,762		FNMA	4.500%, 03/01/48	54,759	0.4
106,974,940		FNMA	4.000%, 04/01/48	113,515	0.8
49,000,000	h	FNMA	2.000%, 07/25/50	50,120	0.3
228,000,000	h	FNMA	2.500%, 07/25/50	237,592	1.6
184,000,000	h	FNMA	3.000%, 07/25/50	193,732	1.3
709,248,106	h,i,j	FNMA	0.000%–9.000%, 07/01/24–08/01/49	742,021	5.0
		Other		92,350	0.6
				2,604,818	17.6
MUNICIPAL BONDS
39,400,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995%, 07/01/20	39,400	0.3
		Other		704,796	4.7
				744,196	5.0
U.S. TREASURY SECURITIES
42,427,000		United States Treasury Bond	4.500%, 02/15/36	64,932	0.4
56,375,000		United States Treasury Bond	3.625%, 08/15/43	82,321	0.6
35,680,000		United States Treasury Bond	3.000%, 05/15/45	47,891	0.3
81,710,000		United States Treasury Bond	2.875%, 08/15/45	107,669	0.7
67,140,000		United States Treasury Bond	2.500%, 05/15/46	83,233	0.6
58,160,000		United States Treasury Bond	2.750%, 11/15/47	76,056	0.5
52,015,000		United States Treasury Bond	3.000%, 08/15/48	71,492	0.5
55,120,000		United States Treasury Bond	3.375%, 11/15/48	80,951	0.6
109,239,000		United States Treasury Bond	2.000%–4.750%, 02/15/37–02/15/50	158,578	1.1
138,785,000		United States Treasury Note	0.125%, 05/31/22	138,682	0.9
80,270,000		United States Treasury Note	0.250%, 06/15/23	80,439	0.5
		Other		36,577	0.2
				1,028,821	6.9
		TOTAL GOVERNMENT BONDS	(Cost $5,112,980)	5,499,602	37.0

56	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2020

					Value	% of net
Principal		Issuer			(000)	assets
STRUCTURED ASSETS
ASSET BACKED
$59,500,000		Chase Issuance Trust Series - 2020 A1 (Class A1)		1.530%, 01/15/25	$61,236	0.4%
39,073,125	g	Domino’s Pizza Master Issuer LLC Series - 2017 1A (Class A2II)		3.082%, 07/25/47	39,908	0.3
55,800,000		Verizon Owner Trust Series - 2020 A (Class A1A)		1.850%, 07/22/24	57,268	0.4
		Other			1,135,184	7.6
					1,293,596	8.7
OTHER MORTGAGE BACKED					1,439,433	9.7
			TOTAL STRUCTURED ASSETS	(Cost $2,707,384)	2,733,029	18.4
			TOTAL BONDS	(Cost $13,364,222)	14,192,524	95.7

Shares		Company
COMMON STOCKS
TELECOMMUNICATION SERVICES					155	0.0
			TOTAL COMMON STOCKS	(Cost $1,332)	155	0.0

PREFERRED STOCKS
BANKS					15,877	0.1
			TOTAL PREFERRED STOCKS	(Cost $49,941)	15,877	0.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$39,203,000		Federal Home Loan Bank (FHLB)		0.095%–0.100%, 07/14/20	39,201	0.2
45,270,000		FHLB	0.100%–0.150%, 07/24/20		45,267	0.3
41,416,000		FHLB	0.105%–0.150%, 07/31/20		41,412	0.3
42,535,000		FHLB	0.110%–0.150%, 08/03/20		42,529	0.3
40,650,000		FHLB	0.015%–0.270%, 09/15/20		40,638	0.3
		Other			272,723	1.8
					481,770	3.2
REPURCHASE AGREEMENT					1,210	0.0
TREASURY DEBT
105,230,000		United States Treasury Bill	0.084%–0.101%, 07/02/20		105,230	0.7
41,860,000		United States Treasury Bill	0.088%–0.110%, 07/09/20		41,859	0.3
43,340,000		United States Treasury Bill		0.116%, 08/20/20	43,332	0.3
60,000,000		United States Treasury Bill		0.146%, 11/19/20	59,963	0.4
		Other			118,031	0.8
					368,415	2.5
		TOTAL SHORT-TERM INVESTMENTS		(Cost $851,427)	851,395	5.7

			TOTAL PORTFOLIO	(Cost $14,372,286)	15,160,182	102.2
			OTHER ASSETS & LIABILITIES, NET		(328,903)	(2.2)
			NET ASSETS		$14,831,279	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2020

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities, including those in “Other,” is $2,738,927,276 or 18.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

58	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account  ■  June 30, 2020

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$10,833	CAD	14,793	Australia and New Zealand Banking Group	09/30/20	$(66)
	$3,958	EUR	3,660	Australia and New Zealand Banking Group	07/27/20	(156)
	$414	EUR	368	Australia and New Zealand Banking Group	09/30/20	(0)^
	$2,714	NZD	4,218	Australia and New Zealand Banking Group	09/30/20	(8)
Total						$(230)
	$5,152	AUD	7,493	Bank of America	09/30/20	$(21)
	$9,835	KRW	11,811,392	Bank of America	07/31/20	(14)
Total						$(35)
	$1,072	EUR	990	Citibank N.A.	08/18/20	$(42)
	$972	THB	30,033	Citibank N.A.	07/31/20	1
Total						$(41)
	$760	CZK	18,150	Morgan Stanley	07/31/20	$(6)
	$3,011	ILS	10,330	Morgan Stanley	07/31/20	27
	$39,155	JPY	4,182,524	Morgan Stanley	09/30/20	369
	$3,819	PLN	15,221	Morgan Stanley	07/31/20	(29)
	$386	ZAR	6,681	Morgan Stanley	07/31/20	2
Total						$363
	$8,365	CNY	59,368	Toronto Dominion Bank	07/31/20	$(22)
	$92,234	EUR	82,080	Toronto Dominion Bank	09/30/20	(172)
	$19,844	GBP	16,027	Toronto Dominion Bank	09/30/20	(25)
	$4,836	NOK	46,946	Toronto Dominion Bank	09/30/20	(43)
	$11	NOK	109	Toronto Dominion Bank	09/30/20	(0)^
Total						$(262)
Total						$(205)
^	Amount represents less than $1,000.

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
THB	Thailand Baht
ZAR	South African Rand

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	59

Summary portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2020

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$4,112,500		Crowley Conro LLC	4.181%, 08/15/43	$5,167	0.1%
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.500%, 02/12/25	10,472	0.1
16,740,000		Montefiore Medical Center	2.895%, 04/20/32	18,018	0.3
15,000,000		Ukraine Government AID International Bonds	1.471%, 09/29/21	15,222	0.2
		Other		12,616	0.2
				61,495	0.9
MORTGAGE BACKED
22,526,507		Government National Mortgage Association (GNMA)	3.600%, 09/15/31	24,862	0.4
11,150,729		GNMA	3.650%, 02/15/32	12,286	0.2
40,761,000	h	GNMA	1.730%, 07/20/37	40,869	0.6
59,890,170		GNMA	4.250%, 09/15/38	65,397	0.9
27,384,549		GNMA	2.750%, 01/15/45	29,692	0.4
		Other		6,135	0.1
				179,241	2.6
U.S. TREASURY SECURITIES
39,788,201	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	40,189	0.6
136,802,374	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	139,317	2.0
324,026,779	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	328,720	4.8
278,912,605	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	283,253	4.1
325,626,720	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	333,600	4.8
332,191,990	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	340,613	4.9
234,361,610	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	243,922	3.5
236,370,420	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	246,375	3.6
153,045,498	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	161,335	2.3
207,427,200	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	218,226	3.2
138,782,570	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	145,113	2.1
172,420,650	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/24	180,776	2.6
176,483,360	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	185,877	2.7
268,368,285	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	309,299	4.6
66,518,940	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/25	69,750	1.0
127,605,200	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	136,436	2.0
158,652,690	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	171,962	2.5
214,257,508	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	249,250	3.6
147,640,680	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	156,949	2.3
223,473,115	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	241,061	3.5
122,332,730	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	148,672	2.2
121,084,425	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	131,742	1.9
213,648,075	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	234,133	3.4
211,036,564	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	251,905	3.6
112,613,689	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	151,630	2.2
130,768,640	k	United States Treasury Inflation Indexed Bonds	0.750%, 07/15/28	147,527	2.1
212,264,580	k	United States Treasury Inflation Indexed Bonds	0.875%, 01/15/29	241,988	3.5
140,824,476	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	180,618	2.6
202,935,196	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	286,972	4.2
277,706,350	k	United States Treasury Inflation Indexed Bonds	0.250%, 07/15/29	303,987	4.4
24,918,750	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/30	26,942	0.4
51,289,335	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	76,371	1.1

60	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account  ■  June 30, 2020

Principal		Issuer		Value (000)	% of net assets
U.S. TREASURY SECURITIES—continued
$80,000,000		United States Treasury Note	0.125%, 06/30/22	$79,953	1.2%
70,000,000		United States Treasury Note	0.250%, 06/30/25	69,863	1.0
30,000,000		United States Treasury Note	0.500%, 05/31/27	30,032	0.4
10,000,000		United States Treasury Note	0.625%, 05/15/30	9,970	0.1
				6,554,328	95.0
		TOTAL GOVERNMENT BONDS	(Cost $6,254,789)	6,795,064	98.5

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
5,250,000		Federal National Mortgage Association (FNMA)	0.200%, 10/16/20	5,247	0.1
				5,247	0.1
REPURCHASE AGREEMENT
29,700,000	r	Fixed Income Clearing Corp	0.070%, 07/01/20	29,700	0.4
				29,700	0.4
TREASURY DEBT
50,000,000		United States Treasury Bill	0.100%, 07/02/20	50,000	0.8
29,235,000		United States Treasury Bill	0.120%, 07/07/20	29,234	0.4
14,920,000		United States Treasury Bill	0.101%, 07/09/20	14,920	0.2
				94,154	1.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $129,101)	129,101	1.9

		TOTAL PORTFOLIO	(Cost $6,383,890)	6,924,165	100.4
		OTHER ASSETS & LIABILITIES, NET		(22,267)	(0.4)
		NET ASSETS		$6,901,898	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $29,700,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $30,294,085.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	61

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ■  June 30, 2020

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
TECHNOLOGY HARDWARE & EQUIPMENT	$3,535	0.0%
TRANSPORTATION	2,284	0.0
UTILITIES	4,496	0.1
TOTAL BANK LOAN OBLIGATIONS	(Cost $10,588)	10,315	0.1

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	66,266	0.5
BANKS	416,130	2.8
CAPITAL GOODS	73,151	0.5
COMMERCIAL & PROFESSIONAL SERVICES	21,182	0.1
CONSUMER DURABLES & APPAREL	17,896	0.1
CONSUMER SERVICES	122,357	0.8
DIVERSIFIED FINANCIALS	259,225	1.7
ENERGY	171,820	1.2
FOOD, BEVERAGE & TOBACCO	18,530	0.1
HEALTH CARE EQUIPMENT & SERVICES	38,691	0.3
HOUSEHOLD & PERSONAL PRODUCTS	21,769	0.1
INSURANCE	113,334	0.7
MATERIALS	128,872	0.9
MEDIA & ENTERTAINMENT	6,680	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	138,890	0.9
REAL ESTATE	138,804	0.9
RETAILING	4,092	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,459	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	15,916	0.1
TRANSPORTATION	116,603	0.8
UTILITIES	661,265	4.2
TOTAL CORPORATE BONDS	(Cost $2,422,751)	2,559,932	16.8

GOVERNMENT BONDS
AGENCY SECURITIES	293,970	1.9
FOREIGN GOVERNMENT BONDS
$46,500,000	International Finance Corp	1.546%, 11/04/21	46,982	0.3
Other	469,827	3.1
516,809	3.4

62	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2020

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED
$46,723,087		Federal National Mortgage Association (FNMA)	3.000%, 02/25/48	$49,584	0.3%
105,000,000	h	FNMA	2.500%, 07/25/50	109,417	0.7
148,000,000	h	FNMA	3.000%, 07/25/50	155,828	1.0
396,871,998	h,i,j	FNMA	0.000%–8.000%, 07/01/24–07/25/50	419,215	2.7
65,000,000	h	Government National Mortgage Association (GNMA)	3.000%, 07/20/47	68,847	0.5
		Other		278,844	1.9
				1,081,735	7.1
MUNICIPAL BONDS				645,431	4.2
U.S. TREASURY SECURITIES
35,830,000		United States Treasury Bond	2.875%, 11/15/46	47,625	0.3
58,073,000		United States Treasury Bond	2.000%, 02/15/50	66,471	0.4
46,184,500		United States Treasury Note	0.250%, 06/15/23	46,282	0.3
59,823,000		United States Treasury Note	0.625%, 05/15/30	59,641	0.4
153,237,000		United States Treasury Note	0.125%–2.875%, 09/30/21–05/31/27	160,502	1.1
		Other		12,997	0.1
				393,518	2.6
		TOTAL GOVERNMENT BONDS	(Cost $2,779,891)	2,931,463	19.2

STRUCTURED ASSETS
ASSET BACKED				195,348	1.2
OTHER MORTGAGE BACKED				340,472	2.2
		TOTAL STRUCTURED ASSETS	(Cost $537,091)	535,820	3.4
		TOTAL BONDS	(Cost $5,739,733)	6,027,215	39.4

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
50,537	*	Tesla, Inc		54,570	0.4
		Other		107,531	0.7
				162,101	1.1
BANKS				427,533	2.8
CAPITAL GOODS
280,121		3M Co		43,696	0.3
		Other		508,276	3.3
				551,972	3.6
COMMERCIAL & PROFESSIONAL SERVICES				147,390	1.0
CONSUMER DURABLES & APPAREL
516,699		Nike, Inc (Class B)		50,662	0.3
		Other		122,858	0.8
				173,520	1.1

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	63

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2020

Shares		Company	Value (000)	% of net assets
CONSUMER SERVICES
593,077		Starbucks Corp	$43,645	0.3%
		Other	131,956	0.9
			175,601	1.2
DIVERSIFIED FINANCIALS
144,654		S&P Global, Inc	47,661	0.3
		Other	423,357	2.8
			471,018	3.1
ENERGY
540,071		Chevron Corp	48,190	0.3
		Other	242,881	1.6
			291,071	1.9
FOOD & STAPLES RETAILING			95,015	0.6
FOOD, BEVERAGE & TOBACCO
1,362,545		Coca-Cola Co	60,879	0.4
634,697		Nestle S.A.	70,369	0.5
525,062		PepsiCo, Inc	69,445	0.5
		Other	180,048	1.1
			380,741	2.5
HEALTH CARE EQUIPMENT & SERVICES
292,116		UnitedHealth Group, Inc	86,160	0.6
		Other	437,155	2.8
			523,315	3.4
HOUSEHOLD & PERSONAL PRODUCTS
768,638		Procter & Gamble Co	91,906	0.6
		Other	157,798	1.0
			249,704	1.6
INSURANCE			331,445	2.2
MATERIALS
255,145		Linde plc	54,119	0.4
		Other	389,720	2.5
			443,839	2.9
MEDIA & ENTERTAINMENT
73,639	*	Alphabet, Inc (Class A)	104,424	0.7
73,693	*	Alphabet, Inc (Class C)	104,173	0.7
1,672,184		Comcast Corp (Class A)	65,182	0.4
		Other	216,425	1.4
			490,204	3.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
502,296		AbbVie, Inc	49,315	0.3
237,360		Amgen, Inc	55,984	0.4
912,149		Bristol-Myers Squibb Co	53,634	0.4
346,753		Eli Lilly & Co	56,930	0.4
900,659		Merck & Co, Inc	69,648	0.5

64	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2020

Shares		Company		Value (000)	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
155,872		Roche Holding AG.		$54,002	0.4%
157,590	*	Vertex Pharmaceuticals, Inc		45,750	0.3
		Other		425,614	2.7
				810,877	5.4
REAL ESTATE
200,190		American Tower Corp		51,757	0.3
457,893		Prologis, Inc		42,735	0.3
		Other		222,147	1.5
				316,639	2.1
RETAILING
26,477	*	Booking Holdings, Inc		42,160	0.3
329,155		Home Depot, Inc		82,457	0.5
		Other		305,240	2.0
				429,857	2.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,378,576		Intel Corp		82,480	0.5
203,257		NVIDIA Corp		77,219	0.5
436,622		Texas Instruments, Inc		55,438	0.4
		Other		100,616	0.7
				315,753	2.1
SOFTWARE & SERVICES
284,657		Accenture plc		61,122	0.4
170,640	*	Adobe, Inc		74,281	0.5
420,210		International Business Machines Corp		50,749	0.3
149,574		Intuit, Inc		44,302	0.3
1,702,232		Microsoft Corp		346,421	2.3
336,094	*	salesforce.com, Inc		62,961	0.4
		Other		358,358	2.4
				998,194	6.6
TECHNOLOGY HARDWARE & EQUIPMENT
931,346		Apple, Inc		339,755	2.2
1,553,100		Cisco Systems, Inc		72,437	0.5
		Other		109,960	0.7
				522,152	3.4
TELECOMMUNICATION SERVICES
1,405,357		Verizon Communications, Inc		77,477	0.5
		Other		101,365	0.7
				178,842	1.2
TRANSPORTATION				222,101	1.5
UTILITIES				320,039	2.1
		TOTAL COMMON STOCKS	(Cost $7,443,145)	9,028,923	59.4

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2020

Shares		Company		Value (000)	% of net assets
PREFERRED STOCKS
BANKS				$7,742	0.1%
REAL ESTATE				18,580	0.1
UTILITIES				7,727	0.0
		TOTAL PREFERRED STOCKS	(Cost $59,178)	34,049	0.2

RIGHTS / WARRANTS
ENERGY				497	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $568)	497	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				218,595	1.5
REPURCHASE AGREEMENT				29,700	0.2
TREASURY DEBT
$100,000,000		United States Treasury Bill	0.120%, 07/07/20	99,998	0.7
50,000,000		United States Treasury Bill	0.110%, 08/11/20	49,993	0.3
		Other		97,359	0.6
				247,350	1.6

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
138,794,106	c	State Street Navigator Securities Lending Government Money Market Portfolio		138,794	0.9
				138,794	0.9
		TOTAL SHORT-TERM INVESTMENTS	(Cost $634,439)	634,439	4.2

		TOTAL PORTFOLIO	(Cost $13,887,651)	15,735,438	103.3
		OTHER ASSETS & LIABILITIES, NET		(490,405)	(3.3)
		NET ASSETS		$15,245,033	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon

66	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account  ■  June 30, 2020

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $185,157,435. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,448,262,279 or 9.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows (dollar amounts are in thousands):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation	)
	$7,335	EUR	6,490	Citibank N.A.	09/30/20	$28

Abbreviation(s):

EUR	Euro

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	67

Summary portfolio of investments (unaudited)

CREF Money Market Account  ■  June 30, 2020

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$100,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%, 09/15/20	$99,939	0.8%
100,000,000	FAMC	0.010%, 09/30/20	99,899	0.8
90,000,000	FAMC	0.010%, 12/15/20	89,854	0.7
182,600,000	FAMC	0.010%, 07/02/20–12/21/20	182,450	1.5
169,580,000	Federal Farm Credit Bank (FFCB)	0.010%, 07/06/20–11/20/20	169,412	1.4
247,720,000	Federal Home Loan Bank (FHLB)	0.010%, 07/17/20	247,638	2.1
89,700,000	FHLB	0.010%, 07/21/20	89,695	0.7
145,255,000	FHLB	0.010%, 07/22/20	145,246	1.2
96,135,000	FHLB	0.010%, 07/24/20	96,125	0.8
100,000,000	FHLB	0.010%, 07/31/20	99,992	0.8
100,000,000	FHLB	0.010%, 08/17/20	99,932	0.8
92,705,000	FHLB	0.010%, 08/21/20	92,687	0.8
225,000,000	FHLB	0.010%, 08/24/20	224,856	1.9
146,700,000	FHLB	0.010%, 08/28/20	146,668	1.2
224,330,000	FHLB	0.010%, 09/09/20	224,133	1.9
103,970,000	FHLB	0.010%, 09/28/20	103,926	0.9
976,078,000	FHLB	0.010%, 07/06/20–12/23/20	975,699	8.0
230,024,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010%, 07/17/20–10/19/20	229,959	1.9
88,300,000	Federal National Mortgage Association (FNMA)	0.010%, 08/26/20	88,281	0.7
	Other		27,483	0.2
			3,533,874	29.1
TREASURY DEBT
491,950,000	United States Cash Management Bill	0.010%, 09/08/20	491,791	4.1
113,600,000	United States Cash Management Bill	0.010%, 09/15/20	113,549	0.9
133,500,000	United States Cash Management Bill	0.010%, 09/22/20	133,458	1.1
131,200,000	United States Cash Management Bill	0.010%, 09/29/20	131,162	1.1
211,500,000	United States Cash Management Bill	0.010%, 10/06/20	211,407	1.7
143,327,000	United States Cash Management Bill	0.010%, 10/13/20	143,264	1.2
130,000,000	United States Cash Management Bill	0.010%, 10/20/20	129,932	1.1
100,434,000	United States Cash Management Bill	0.010%, 12/01/20	100,368	0.8
250,000,000	United States Treasury Bill	0.000%, 07/07/20	249,995	2.1
182,100,000	United States Treasury Bill	0.010%, 07/14/20	182,092	1.5
169,705,000	United States Treasury Bill	0.010%, 07/16/20	169,699	1.4
124,280,000	United States Treasury Bill	0.010%, 07/21/20	124,273	1.0
135,500,000	United States Treasury Bill	0.010%, 07/23/20	135,492	1.1
199,400,000	United States Treasury Bill	0.010%, 07/28/20	199,381	1.6
142,650,000	United States Treasury Bill	0.010%, 07/30/20	142,636	1.2
114,500,000	United States Treasury Bill	0.010%, 08/04/20	114,487	0.9
269,400,000	United States Treasury Bill	0.010%, 08/06/20	269,368	2.2
227,600,000	United States Treasury Bill	0.010%, 08/11/20	227,575	1.9
239,025,000	United States Treasury Bill	0.010%, 08/13/20	238,986	2.0
200,000,000	United States Treasury Bill	0.010%, 08/18/20	199,970	1.7
187,800,000	United States Treasury Bill	0.010%, 08/20/20	187,769	1.6
243,399,000	United States Treasury Bill	0.010%, 08/25/20	243,351	2.0
293,893,000	United States Treasury Bill	0.010%, 08/27/20	293,836	2.4
216,948,000	United States Treasury Bill	0.010%, 09/03/20	216,898	1.8
122,200,000	United States Treasury Bill	0.010%, 09/10/20	122,161	1.0

68	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account  ■  June 30, 2020

Principal		Issuer		Value (000)	% of net assets
TREASURY DEBT—continued
$129,300,000		United States Treasury Bill	0.010%, 09/24/20	$129,256	1.1%
111,700,000		United States Treasury Bill	0.010%, 10/15/20	111,647	0.9
111,700,000		United States Treasury Bill	0.010%, 10/22/20	111,645	0.9
319,579,000		United States Treasury Bill	0.010%, 07/02/20–10/29/20	319,525	2.6
		Other		100,168	0.8
				5,545,141	45.7
VARIABLE RATE SECURITIES
753,000,000	i	Federal Agricultural Mortgage Corp (FAMC), SOFR + 0.040%–SOFR + 0.300%	0.120%–0.380%, 07/06/20–05/14/21	752,997	6.2
100,000,000	i	Federal Farm Credit Bank (FFCB), SOFR + 0.280%	0.360%, 04/23/21	100,000	0.8
100,000,000	i	FFCB, SOFR + 0.300%	0.380%, 04/27/21	100,000	0.8
312,000,000	i	FFCB, US Treasury Bill 3 M + 0.045%–SOFR + 0.290%	0.195%–0.370%, 07/09/20–04/23/21	311,990	2.6
100,000,000	i	Federal Home Loan Bank (FHLB), LIBOR 3 M – 0.220%	0.095%, 09/11/20	100,029	0.9
100,000,000	i	FHLB, SOFR + 0.070%	0.150%, 10/02/20	99,995	0.8
150,000,000	i	FHLB, SOFR + 0.230%	0.310%, 04/13/21	150,000	1.3
679,000,000	i	FHLB, SOFR + 0.030%–SOFR + 0.280%	0.110%–0.360%, 07/17/20–05/14/21	679,000	5.6
209,000,000	i	Federal Home Loan Mortgage Corp (FHLMC), SOFR + 0.030%–SOFR + 0.300%	0.110%–0.380%, 01/22/21–10/25/21	209,000	1.7
100,000,000	i	Federal National Mortgage Association (FNMA), SOFR + 0.250%	0.330%, 03/24/21	100,000	0.8
352,000,000	i	FNMA, SOFR + 0.050%–SOFR + 0.320%	0.130%–0.400%, 07/30/20–10/27/21	352,000	2.9
100,000,000	i	United States Treasury Note, US Treasury Bill 3 M + 0.045%	0.195%, 10/31/20	99,983	0.8
				3,054,994	25.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $12,134,009)	12,134,009	100.0

		TOTAL PORTFOLIO	(Cost $12,134,009)	12,134,009	100.0
		OTHER ASSETS & LIABILITIES, NET		646	0.0
		NET ASSETS		$12,134,655	100.0%

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	69

Statements of assets and liabilities (unaudited)

College Retirement Equities Fund  ■  June 30, 2020

	(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
ASSETS
	Portfolio investments, at value*†	$107,478,477	$19,425,860	$29,429,687	$18,515,681	$15,160,182	$6,924,165	$15,735,438	$12,134,009
	Affiliated investments, at value‡	156,465	—	—	—	—	—	—	—
	Total portfolio investments, at value	$107,634,942	$19,425,860	$29,429,687	$18,515,681	$15,160,182	$6,924,165	$15,735,438	$12,134,009
	Cash#	83,437	9,980	—	—	98,151	2	49,114	1
	Cash - foreign^	38,052	6,848	—	—	62	—	1,627	—
	Dividends and interest receivable	164,854	31,463	7,725	14,871	79,689	19,724	50,537	888
	Receivable from securities transactions	857,201	63,790	202,908	—	54,368	—	23,026	—
	Receivable for delayed delivery securities	9,040	526	—	—	114,412	—	56,289	—
	Due from affiliates	—	—	—	—	—	—	67	168
	Receivable for variation margin on open futures contracts	—	—	—	1,362	—	—	—	—
	Unrealized appreciation on forward foreign currency contracts	2,026	—	—	—	399	—	28	—
Other		11,395	2,232	2,409	2,005	2,038	1,350	2,052	1,727
Total assets		108,800,947	19,540,699	29,642,729	18,533,919	15,509,301	6,945,241	15,918,178	12,136,793
	LIABILITIES
	Investment management fees payable	4,140	853	322	197	253	127	264	154
	Service agreement fees payable	1,579	6	537	297	—	59	—	257
	Payable for collateral for securities loaned	1,285,368	126,626	125,499	160,972	—	—	138,794	—
	Payable for securities transactions	920,432	64,832	84,229	—	26,147	—	20,090	—
	Payable for delayed delivery securities	—	—	—	—	648,156	40,865	512,225	—
	Due to affiliates	114,212	4,179	8,735	8,867	992	942	2	—
	Overdraft payable	—	—	10,996	629	—	—	—	—
	Written optionsà	3,062	893	—	—	—	—	—	—
	Payable for variation margin on futures contracts	18,949	2,027	—	—	—	—	—	—
	Unrealized depreciation on forward foreign currency contracts	695	—	—	—	604	—	—	—
	Payable for trustee compensation	11,284	2,230	2,406	1,996	1,859	1,350	1,770	1,727
	Other	121	16	—	—	11	—	—	—
Total liabilities		2,359,842	201,662	232,724	172,958	678,022	43,343	673,145	2,138
NET ASSETS		$106,441,105	$19,339,037	$29,410,005	$18,360,961	$14,831,279	$6,901,898	$15,245,033	$12,134,655
CLASS R1 (Accumulation):	Net assets	$12,969,325	$3,327,066	$5,473,983	$3,597,729	$2,360,697	$1,114,416	$2,340,244	$2,214,508
	Units outstanding	24,891	17,259	20,885	13,914	17,065	14,769	8,786	84,063
	Unit value	$521.05	$192.77	$262.10	$258.58	$138.33	$75.46	$266.36	$26.34
CLASS R2 (Accumulation):	Net assets	31,702,329	6,496,995	9,837,431	6,254,433	5,051,843	2,169,122	5,308,214	3,620,516
	Units outstanding	60,118	33,303	37,086	23,900	36,084	28,404	19,692	136,082
	Unit value	$527.33	$195.09	$265.26	$261.69	$140.00	$76.37	$269.57	$26.61
CLASS R3 (Accumulation):	Net assets	51,657,821	9,148,820	13,557,220	8,081,119	7,112,226	3,437,508	7,205,865	6,158,755
	Units outstanding	97,593	46,720	50,917	30,765	50,611	44,845	26,631	230,683
	Unit value	$529.32	$195.82	$266.26	$262.67	$140.53	$76.65	$270.58	$26.70
ANNUITY:	Net assets	$10,111,630	$366,156	$541,371	$427,680	$306,513	$180,852	$390,710	$140,876
	* Includes securities loaned of	$1,867,233	$245,217	$149,769	$175,917	$—	$—	$185,157	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,501	$—
	† Portfolio investments, cost	$99,454,300	$17,464,007	$21,391,300	$8,105,726	$14,372,286	$6,383,890	$13,887,651	$12,134,009
	‡ Affiliated investments, cost	$228,184	$—	$—	$—	$—	$—	$—	$—
	^ Foreign cash, cost	$38,119	$6,887	$—	$—	$62	$—	$1,634	$—
	à Written options premiums	$3,459	$1,079	$—	$—	$—	$—	$—	$—

70	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	71

Statements of operations (unaudited)

College Retirement Equities Fund  ■  For the period ended June 30, 2020

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,057,059	$180,166	$108,683	$166,238	$—	$—	$95,152	$—
Affiliated issuers*	1,371	—	—	—	—	—	—	—
Income from securities lending	13,086	3,499	1,089	1,293	—	—	1,330	—
Interest*	5,153	501	275	249	208,238	1,919	88,068	52,267
Other	—	—	1	33	1,691	—	345	—
Total income	1,076,669	184,166	110,048	167,813	209,929	1,919	184,895	52,267
EXPENSES
Investment management fees	46,653	7,418	6,032	1,378	3,772	792	3,333	1,507
Administrative – Class R1	18,676	4,729	7,349	5,168	3,338	1,569	3,331	3,123
Administrative – Class R2	27,655	5,598	8,002	5,465	4,357	1,875	4,499	2,991
Administrative – Class R3	40,496	6,151	8,651	5,588	4,824	2,354	4,840	3,952
Distribution fees – Class R1	7,566	1,916	2,983	2,094	1,355	637	1,351	1,270
Distribution fees – Class R2	10,305	2,087	2,992	2,037	1,630	702	1,681	1,125
Distribution fees – Class R3	14,618	2,220	3,116	2,016	1,736	848	1,742	1,421
Mortality and expense risk charges	2,621	470	672	452	359	167	364	282
Total expenses	168,590	30,589	39,797	24,198	21,371	8,944	21,141	15,671
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	(485)
Net expenses	168,590	30,589	39,797	24,198	21,371	8,944	21,141	15,186
Net investment income (loss)	908,079	153,577	70,251	143,615	188,558	(7,025)	163,754	37,081
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	297,816	(49,135)	1,594,558	687,814	134,412	(655)	191,811	418
Affiliated issuers	(18,449)	—	—	—	—	—	—	—
Purchased options	20,581	—	—	—	—	—	—	—
Written options	(12,397)	(26)	—	—	—	—	—	—
Futures contracts	(15,746)	2,966	—	(14,873)	17	—	1	—
Forward foreign currency contracts	4,444	—	—	—	2,570	—	(65)	—
Swap contracts	—	—	—	—	4,333	—	—	—
Foreign currency transactions	(9,906)	(3,096)	20	—	(1,056)	—	(161)	—
Net realized gain (loss) on total investments	266,343	(49,291)	1,594,578	672,941	140,276	(655)	191,586	418
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(8,335,863)	(1,032,441)	1,323,190	(1,605,918)	372,294	277,298	(529,755)	—
Affiliated issuers	(77,386)	—	—	—	—	—	—	—
Purchased options	(796)	16	—	—	—	—	—	—
Written options	334	186	—	—	—	—	—	—
Futures contracts	(29,682)	(4,472)	—	989	—	—	—	—
Forward foreign currency contracts	2,476	—	—	—	1,814	—	150	—
Swap contracts	—	—	—	—	2,485	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(334)	56	(5)	—	(707)	—	77	—
Net change in unrealized appreciation (depreciation) on total investments	(8,441,251)	(1,036,655)	1,323,185	(1,604,929)	375,886	277,298	(529,528)	—
Net realized and unrealized gain (loss) on total investments	(8,174,908)	(1,085,946)	2,917,763	(931,988)	516,162	276,643	(337,942)	418
Net increase (decrease) in net assets from operations	$(7,266,829)	$(932,369)	$2,988,014	$(788,373)	$704,720	$269,618	$(174,188)	$37,499
* Net of foreign withholding taxes of	$47,271	$10,442	$998	$11	$87	$—	$4,592	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$163,582	$55,346	$94,309	$59,614	$—	$—	$4,332	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$4,989	$696	$—	$—	$1	$—	$—	$—

72	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	73

Statements of changes in net assets

College Retirement Equities Fund  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$908,079	$2,136,156	$153,577	$386,694	$70,251	$169,110
Net realized gain (loss) on total investments		266,343	6,052,252	(49,291)	951,173	1,594,578	3,248,644
Net change in unrealized appreciation (depreciation) on total investments		(8,441,251)	19,070,768	(1,036,655)	3,608,155	1,323,185	3,672,225
Net increase (decrease) in net assets from operations		(7,266,829)	27,259,176	(932,369)	4,946,022	2,988,014	7,089,979

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	199,090	419,648	62,426	168,295	147,269	225,735
	Class R2	444,656	886,355	96,648	219,387	172,702	257,856
	Class R3	800,939	1,511,960	184,932	430,907	297,974	493,263
Net transfers between CREF Accounts:	Class R1	(157,760)	(138,706)	(39,548)	(15,647)	(86,309)	(75,553)
	Class R2	(334,062)	(314,196)	(58,206)	8,864	(149,768)	(162,025)
	Class R3	(571,309)	(527,435)	(104,707)	(40,003)	(219,859)	(154,390)
Withdrawals and death benefits:	Class R1	(750,072)	(1,651,825)	(213,109)	(475,045)	(323,597)	(585,733)
	Class R2	(1,692,852)	(4,093,122)	(379,798)	(839,791)	(521,794)	(999,097)
	Class R3	(2,957,866)	(6,477,972)	(580,202)	(1,256,279)	(791,712)	(1,348,676)
Annuity payments:		(607,745)	(1,374,717)	(18,001)	(39,602)	(23,822)	(47,666)
Net increase (decrease) from participant transactions		(5,626,981)	(11,760,010)	(1,049,565)	(1,838,914)	(1,498,916)	(2,396,286)
Net increase (decrease) in net assets		(12,893,810)	15,499,166	(1,981,934)	3,107,108	1,489,098	4,693,693

NET ASSETS
Beginning of period		119,334,915	103,835,749	21,320,971	18,213,863	27,920,907	23,227,214
End of period		$106,441,105	$119,334,915	$19,339,037	$21,320,971	$29,410,005	$27,920,907

ACCUMULATION UNITS:
Units purchased:	Class R1	405,447	831,917	343,583	938,135	631,867	1,064,423
	Class R2	886,820	1,749,458	523,772	1,205,316	735,249	1,197,261
	Class R3	1,485,549	2,676,325	981,431	2,257,078	1,225,879	2,184,748
Units sold / transferred:	Class R1	(1,822,602)	(3,559,148)	(1,397,300)	(2,699,139)	(1,786,222)	(3,095,678)
	Class R2	(4,020,256)	(8,668,268)	(2,390,458)	(4,530,578)	(2,897,823)	(5,380,848)
	Class R3	(6,950,249)	(13,658,015)	(3,709,886)	(7,017,380)	(4,350,650)	(6,975,282)
Outstanding:
Beginning of period		192,617,266	213,244,997	102,931,427	112,777,995	115,328,924	126,334,300
End of period		182,601,975	192,617,266	97,282,569	102,931,427	108,887,224	115,328,924

74	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	75

Statements of changes in net assets	continued

College Retirement Equities Fund  ■  For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$143,615	$324,671	$188,558	$392,776	$(7,025)	$136,298
Net realized gain (loss) on total investments		672,941	934,581	140,276	115,047	(655)	(1,373)
Net change in unrealized appreciation (depreciation) on total investments		(1,604,929)	3,718,832	375,886	662,264	277,298	271,988
Net increase (decrease) in net assets from operations		(788,373)	4,978,084	704,720	1,170,087	269,618	406,913

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	102,323	169,126	127,566	183,520	78,464	112,111
	Class R2	164,312	247,715	182,055	285,876	85,301	139,346
	Class R3	186,278	364,644	357,317	567,202	163,601	242,397
Net transfers between CREF Accounts:	Class R1	(67,159)	(31,536)	67,008	101,745	24,514	36,553
	Class R2	(133,683)	(27,137)	90,257	215,468	45,662	75,864
	Class R3	(156,728)	(49,180)	124,571	272,800	62,722	103,379
Withdrawals and death benefits:	Class R1	(235,914)	(460,364)	(163,027)	(289,786)	(72,406)	(130,350)
	Class R2	(398,177)	(752,721)	(323,042)	(611,249)	(146,198)	(273,489)
	Class R3	(563,453)	(952,105)	(513,737)	(895,928)	(230,533)	(406,981)
Annuity payments:		(21,354)	(45,192)	(14,777)	(28,622)	(9,177)	(18,628)
Net increase (decrease) from participant transactions		(1,123,555)	(1,536,750)	(65,809)	(198,974)	1,950	(119,798)
Net increase (decrease) in net assets		(1,911,928)	3,441,334	638,911	971,113	271,568	287,115

NET ASSETS
Beginning of period		20,272,889	16,831,555	14,192,368	13,221,255	6,630,330	6,343,215
End of period		$18,360,961	$20,272,889	$14,831,279	$14,192,368	$6,901,898	$6,630,330

ACCUMULATION UNITS:
Units purchased:	Class R1	419,843	702,275	949,842	1,425,839	1,064,123	1,570,229
	Class R2	669,630	1,019,672	1,337,316	2,208,673	1,143,280	1,945,878
	Class R3	740,251	1,416,310	2,525,345	4,216,412	2,148,581	3,224,346
Units sold / transferred:	Class R1	(1,236,250)	(2,044,142)	(730,356)	(1,478,865)	(655,639)	(1,327,505)
	Class R2	(2,151,602)	(3,213,358)	(1,736,587)	(3,075,368)	(1,359,550)	(2,758,743)
	Class R3	(2,894,224)	(4,106,533)	(2,896,886)	(4,842,623)	(2,246,216)	(4,176,084)

Outstanding:
Beginning of period		73,031,391	79,257,167	104,311,928	105,857,860	87,922,685	89,444,564
End of period		68,579,039	73,031,391	103,760,602	104,311,928	88,017,264	87,922,685

76	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	77

Statements of changes in net assets	concluded

College Retirement Equities Fund ■ For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$163,754	$342,311	$37,081	$188,092
Net realized gain (loss) on total investments		191,586	587,126	418	203
Net change in unrealized appreciation (depreciation) on total investments		(529,528)	1,695,423	—	—
Net increase (decrease) in net assets from operations		(174,188)	2,624,860	37,499	188,295

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	69,005	129,760	612,303	683,018
	Class R2	260,923	276,985	889,534	701,710
	Class R3	440,372	459,555	1,914,230	1,377,722
Net transfers between CREF Accounts:	Class R1	12,505	17,602	200,154	35,623
	Class R2	84,503	119,106	491,181	149,485
	Class R3	139,539	134,898	736,482	264,420
Withdrawals and death benefits:	Class R1	(125,906)	(257,228)	(539,231)	(678,356)
	Class R2	(250,236)	(512,009)	(725,183)	(924,766)
	Class R3	(350,437)	(656,578)	(1,514,876)	(1,640,679)
Annuity payments:		(18,628)	(37,737)	(7,589)	(14,695)
Net increase (decrease) from participant transactions		261,640	(325,646)	2,057,005	(46,518)
Net increase (decrease) in net assets		87,452	2,299,214	2,094,504	141,777

NET ASSETS
Beginning of period		15,157,581	12,858,367	10,040,151	9,898,374
End of period		$15,245,033	$15,157,581	$12,134,655	$10,040,151

ACCUMULATION UNITS:
Units purchased:	Class R1	267,811	517,476	23,256,998	26,200,893
	Class R2	994,061	1,092,143	33,460,528	26,716,005
	Class R3	1,643,626	1,708,819	71,374,080	51,911,585
Units sold / transferred:	Class R1	(446,188)	(963,165)	(12,879,044)	(24,656,686)
	Class R2	(659,967)	(1,565,109)	(8,799,545)	(29,532,791)
	Class R3	(847,377)	(2,075,868)	(29,318,704)	(52,284,054)
Outstanding:
Beginning of period		54,157,355	55,443,059	373,734,208	375,379,256
End of period		55,109,321	54,157,355	450,828,521	373,734,208

78	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	79

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation				Net				units		Accumulation
	period or						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate		(in millions	)	(in millions	)[i]
STOCK ACCOUNT
Class R1:	6/30/20	#	$5.143		$1.263		$3.880		$(36.927)	$(33.047)	$554.098	$521.051	(5.96)%[c]	0.50%[d]		1.55%[d]		39%[c]		25		$12,969
	12/31/19		11.125		2.749		8.376		109.873	118.249	435.849	554.098	27.13	0.55		1.67		60		26		14,577
	12/31/18		10.238		2.573		7.665		(55.323)	(47.658)	483.507	435.849	(9.86)	0.53		1.57		55		29		12,655
	12/31/17		8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65		1.38		48		33		15,853
	12/31/16		8.586		2.727		5.859		25.797	31.656	361.404	393.060	8.76	0.74		1.59		56		36		14,174
	12/31/15	[h]	8.076		2.108		5.968		(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52		39		14,153
Class R2:	6/30/20	#	5.203		0.855		4.348		(37.330)	(32.982)	560.315	527.333	(5.89)[c]	0.34	[d]	1.72	[d]	39	[c]	60		31,702
	12/31/19		11.240		1.772		9.468		110.979	120.447	439.868	560.315	27.38	0.35		1.86		60		63		35,441
	12/31/18		10.327		1.687		8.640		(55.847)	(47.207)	487.075	439.868	(9.69)	0.34		1.75		55		70		30,866
	12/31/17		8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39		1.64		48		78		38,159
	12/31/16		8.610		1.724		6.886		25.913	32.799	362.129	394.928	9.06	0.47		1.87		56		86		33,996
	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52		94		33,974
Class R3:	6/30/20	#	5.222		0.699		4.523		(37.452)	(32.929)	562.248	529.319	(5.86)[c]	0.28	[d]	1.78	[d]	39	[c]	98		51,658
	12/31/19		11.279		1.507		9.772		111.324	121.096	441.152	562.248	27.45	0.30		1.92		60		103		57,944
	12/31/18		10.352		1.485		8.867		(56.010)	(47.143)	488.295	441.152	(9.65)	0.30		1.79		55		114		50,309
	12/31/17		9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32		1.72		48		124		60,531
	12/31/16		8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36		1.97		56		136		53,821
	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52		148		53,614
GLOBAL EQUITIES ACCOUNT
Class R1:	6/30/20	#	1.791		0.452		1.339		(9.630)	(8.291)	201.059	192.768	(4.12)[c]	0.49	[d]	1.47	[d]	42	[c]	17		3,327
	12/31/19		4.042		0.913		3.129		40.803	43.932	157.127	201.059	27.96	0.50		1.73		67		18		3,682
	12/31/18		3.712		0.948		2.764		(25.325)	(22.561)	179.688	157.127	(12.56)	0.53		1.54		77		20		3,154
	12/31/17		3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69		1.38		36		20		3,681
	12/31/16		3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75		1.60		78		22		3,230
	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49		24		3,312
Class R2:	6/30/20	#	1.812		0.303		1.509		(9.731)	(8.222)	203.309	195.087	(4.04)[c]	0.33	[d]	1.63	[d]	42	[c]	33		6,497
	12/31/19		4.081		0.560		3.521		41.217	44.738	158.571	203.309	28.21	0.31		1.92		67		35		7,150
	12/31/18		3.746		0.624		3.122		(25.558)	(22.436)	181.007	158.571	(12.40)	0.35		1.73		77		38		6,104
	12/31/17		3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43		1.64		36		39		7,131
	12/31/16		3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48		1.87		78		43		6,224
	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49		47		6,435
Class R3:	6/30/20	#	1.818		0.246		1.572		(9.762)	(8.190)	204.012	195.822	(4.01)[c]	0.27	[d]	1.70	[d]	42	[c]	47		9,149
	12/31/19		4.095		0.465		3.630		41.347	44.977	159.035	204.012	28.28	0.25		1.98		67		49		10,088
	12/31/18		3.747		0.547		3.200		(25.626)	(22.426)	181.461	159.035	(12.36)	0.30		1.77		77		54		8,621
	12/31/17		3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35		1.71		36		53		9,558
	12/31/16		3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37		1.98		78		57		8,324
	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52)[c]	0.38	[d]	1.70	[d]	49		62		8,527

80	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	81

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation				Net				units		Accumulation
	period or						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate		(in millions	)	(in millions	)[i]
GROWTH ACCOUNT
Class R1:	6/30/20	#	$0.957		$0.541		$0.416		$26.472	$26.888	$235.215	$262.103	11.43%[c]	0.46%[d]		0.36%[d]		44%[c]		21		$5,474
	12/31/19		1.988		1.026		0.962		55.151	56.113	179.102	235.215	31.33	0.48		0.45		85		22		5,184
	12/31/18		2.166		0.914		1.252		(6.193)	(4.941)	184.043	179.102	(2.69)	0.46		0.63		62		24		4,311
	12/31/17		1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60		0.52		48		26		4,841
	12/31/16		1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53	0.67		0.65		64		28		3,941
	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19	0.51		0.73		47		31		4,174
Class R2:	6/30/20	#	0.968		0.348		0.620		26.792	27.412	237.849	265.261	11.52 [c]	0.29	[d]	0.52	[d]	44	[c]	37		9,837
	12/31/19		2.007		0.609		1.398		55.701	57.099	180.750	237.849	31.59	0.28		0.65		85		39		9,335
	12/31/18		2.186		0.555		1.631		(6.277)	(4.646)	185.396	180.750	(2.51)	0.28		0.82		62		43		7,850
	12/31/17		1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34		0.78		48		47		8,788
	12/31/16		1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81	0.39		0.93		64		51		7,172
	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91)[c]	0.41	[d]	0.79	[d]	47		55		7,594
Class R3:	6/30/20	#	0.972		0.276		0.696		26.894	27.590	238.674	266.264	11.56 [c]	0.23	[d]	0.59	[d]	44	[c]	51		13,557
	12/31/19		2.016		0.496		1.520		55.873	57.393	181.281	238.674	31.66	0.23		0.70		85		54		12,898
	12/31/18		2.193		0.471		1.722		(6.301)	(4.579)	185.860	181.281	(2.46)	0.24		0.86		62		59		10,665
	12/31/17		1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26		0.86		48		62		11,524
	12/31/16		1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92	0.29		1.03		64		67		9,424
	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84)[c]	0.31	[d]	0.89	[d]	47		73		10,027
EQUITY INDEX ACCOUNT
Class R1:	6/30/20	#	2.295		0.533		1.762		(11.585)	(9.823)	268.398	258.575	(3.66)[c]	0.43	[d]	1.43	[d]	2	[c]	14		3,598
	12/31/19		4.780		1.100		3.680		58.895	62.575	205.823	268.398	30.40	0.46		1.53		2		15		3,954
	12/31/18		4.426		0.992		3.434		(15.616)	(12.182)	218.005	205.823	(5.59)	0.44		1.52		3		16		3,308
	12/31/17		3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43	0.57		1.37		4		18		3,912
	12/31/16		3.648		1.044		2.604		16.892	19.496	161.528	181.024	12.07	0.63		1.56		4		19		3,501
	12/31/15	[h]	3.254		0.765		2.489		(2.523)	(0.034)	161.562	161.528	(0.02)	0.47		1.52		5		20		3,260
Class R2:	6/30/20	#	2.322		0.330		1.992		(11.709)	(9.717)	271.404	261.687	(3.58)[c]	0.26	[d]	1.59	[d]	2	[c]	24		6,254
	12/31/19		4.832		0.630		4.202		59.485	63.687	207.717	271.404	30.66	0.26		1.73		2		25		6,889
	12/31/18		4.465		0.581		3.884		(15.774)	(11.890)	219.607	207.717	(5.41)	0.26		1.71		3		28		5,728
	12/31/17		3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31		1.63		4		31		6,708
	12/31/16		3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38	0.35		1.84		4		33		6,035
	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	(3.66)[c]	0.37	[d]	1.81	[d]	5		35		5,667
Class R3:	6/30/20	#	2.330		0.253		2.077		(11.745)	(9.668)	272.341	262.673	(3.55)[c]	0.20	[d]	1.65	[d]	2	[c]	31		8,081
	12/31/19		4.851		0.502		4.349		59.668	64.017	208.324	272.341	30.73	0.21		1.78		2		33		8,965
	12/31/18		4.479		0.486		3.993		(15.823)	(11.830)	220.154	208.324	(5.37)	0.21		1.75		3		36		7,418
	12/31/17		3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23		1.71		4		39		8,486
	12/31/16		3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49	0.25		1.94		4		42		7,570
	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	(3.60)[c]	0.27	[d]	1.90	[d]	5		44		7,061

82	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	83

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

BOND MARKET ACCOUNT
Class R1:	6/30/20	#	$ 1.955		$0.315			$ 1.640	$ 4.917	$ 6.557	$131.777	$138.334	4.98%[c]	0.47%[d]		2.45%[d]		52%[c]		47%[c]		17		$2,361
	12/31/19		4.029		0.634			3.395	7.214	10.609	121.168	131.777	8.75	0.50		2.66		85		79		17		2,220
	12/31/18		3.829		0.620			3.209	(3.713)	(0.504)	121.672	121.168	(0.41)	0.52		2.68		106		91		17		2,048
	12/31/17		3.517		0.764			2.753	1.670	4.423	117.249	121.672	3.77	0.64		2.30		140		96		18		2,209
	12/31/16		3.430		0.827			2.603	0.897	3.500	113.749	117.249	3.08	0.70		2.21		240		131		19		2,175
	12/31/15	[h]	3.015		0.637			2.378	(2.100)	0.278	113.471	113.749	0.25	0.56		2.07		293		123		19		2,149
Class R2:	6/30/20	#	1.978		0.204			1.774	4.975	6.749	133.253	140.002	5.06 [c]	0.30	[d]	2.62	[d]	52	[c]	47	[c]	36		5,052
	12/31/19		4.070		0.385			3.685	7.286	10.971	122.282	133.253	8.97	0.30		2.86		85		79		36		4,862
	12/31/18		3.861		0.402			3.459	(3.741)	(0.282)	122.564	122.282	(0.23)	0.33		2.87		106		91		37		4,567
	12/31/17		3.539		0.453			3.086	1.676	4.762	117.802	122.564	4.04	0.38		2.56		140		96		39		4,818
	12/31/16		3.442		0.506			2.936	0.892	3.828	113.974	117.802	3.36	0.43		2.48		240		131		40		4,672
	12/31/15	[g]	2.181		0.369			1.812	(3.573)	(1.761)	115.735	113.974	(1.52)[c]	0.47	[d]	2.31	[d]	293		123		40		4,599
Class R3:	6/30/20	#	1.985		0.163			1.822	4.993	6.815	133.712	140.527	5.10 [c]	0.24	[d]	2.68	[d]	52	[c]	47	[c]	51		7,112
	12/31/19		4.083		0.317			3.766	7.308	11.074	122.638	133.712	9.03	0.25		2.91		85		79		51		6,817
	12/31/18		3.872		0.352			3.520	(3.753)	(0.233)	122.871	122.638	(0.19)	0.29		2.91		106		91		52		6,329
	12/31/17		3.546		0.360			3.186	1.681	4.867	118.004	122.871	4.12	0.30		2.63		140		96		53		6,527
	12/31/16		3.446		0.385			3.061	0.891	3.952	114.052	118.004	3.47	0.32		2.58		240		131		54		6,370
	12/31/15	[g]	2.182		0.292			1.890	(3.573)	(1.683)	115.735	114.052	(1.45)[c]	0.37	[d]	2.41	[d]	293		123		55		6,237

INFLATION-LINKED BOND ACCOUNT
Class R1:	6/30/20	#	0.017		0.163			(0.146)	3.062	2.916	72.542	75.458	4.02 [c]	0.44	[d]	(0.40)[d]		13	[c]	13	[c]	15		1,114
	12/31/19		1.660		0.329			1.331	2.944	4.275	68.267	72.542	6.27	0.46		1.88		26		26		14		1,042
	12/31/18		2.105		0.307			1.798	(2.292)	(0.494)	68.761	68.267	(0.72)	0.45		2.63		21		21		14		964
	12/31/17		1.731		0.395			1.336	(0.315)	1.021	67.740	68.761	1.51	0.58		1.95		18		18		15		1,041
	12/31/16		1.465		0.433			1.032	1.474	2.506	65.234	67.740	3.84	0.64		1.52		23		23		16		1,107
	12/31/15	[h]	(0.930)		0.324			(1.254)	(0.034)	(1.288)	66.522	65.234	(1.94)	0.48		(1.87)		6		6		17		1,127
Class R2:	6/30/20	#	0.024		0.101			(0.077)	3.091	3.014	73.353	76.367	4.10 [c]	0.27	[d]	(0.21)[d]		13	[c]	13	[c]	28		2,169
	12/31/19		1.686		0.190			1.496	2.962	4.458	68.895	73.353	6.48	0.27		2.09		26		26		29		2,099
	12/31/18		2.122		0.182			1.940	(2.310)	(0.370)	69.265	68.895	(0.53)	0.26		2.82		21		21		29		2,028
	12/31/17		1.743		0.218			1.525	(0.319)	1.206	68.059	69.265	1.77	0.32		2.22		18		18		30		2,096
	12/31/16		1.471		0.249			1.222	1.475	2.697	65.362	68.059	4.13	0.37		1.80		23		23		31		2,123
	12/31/15	[g]	1.272		0.185			1.087	(3.973)	(2.886)	68.248	65.362	(4.23)[c]	0.41	[d]	2.38	[d]	6		6		32		2,118
Class R3:	6/30/20	#	0.021		0.079			(0.058)	3.106	3.048	73.606	76.654	4.14 [c]	0.21	[d]	(0.16)[d]		13	[c]	13	[c]	45		3,438
	12/31/19		1.694		0.153			1.541	2.970	4.511	69.095	73.606	6.53	0.21		2.14		26		26		45		3,308
	12/31/18		2.125		0.154			1.971	(2.313)	(0.342)	69.437	69.095	(0.49)	0.22		2.86		21		21		46		3,171
	12/31/17		1.746		0.165			1.581	(0.320)	1.261	68.176	69.437	1.85	0.24		2.29		18		18		46		3,214
	12/31/16		1.480		0.179			1.301	1.468	2.769	65.407	68.176	4.23	0.26		1.91		23		23		48		3,271
	12/31/15	[g]	1.274		0.140			1.134	(3.975)	(2.841)	68.248	65.407	(4.16)[c]	0.31	[d]	2.48	[d]	6		6		49		3,222

84	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	85

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

SOCIAL CHOICE ACCOUNT
Class R1:	6/30/20	#	$3.255		$0.593		$2.662		$ (5.771)	$ (3.109)	$269.468	$266.359	(1.15)%[c]	0.46%[d]		2.08%[d]		45%[c]		43%[c]		9		$2,340
	12/31/19		6.789		1.210		5.579		40.254	45.833	223.635	269.468	20.50	0.49		2.24		52		51		9		2,416
	12/31/18		6.291		1.102		5.189		(15.749)	(10.560)	234.195	223.635	(4.51)	0.47		2.21		52		47		9		2,104
	12/31/17		5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60		1.95		53		37		10		2,426
	12/31/16		5.437		1.336		4.101		9.343	13.444	192.202	205.646	7.00	0.68		2.07		93		50		11		2,287
	12/31/15	[h]	4.618		1.017		3.601		(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115		57		12		2,290
Class R2:	6/30/20	#	3.293		0.382		2.911		(5.831)	(2.920)	272.485	269.565	(1.07)[c]	0.30	[d]	2.25	[d]	45	[c]	43	[c]	20		5,308
	12/31/19		6.857		0.724		6.133		40.661	46.794	225.691	272.485	20.73	0.29		2.43		52		51		19		5,275
	12/31/18		6.344		0.673		5.671		(15.895)	(10.224)	235.915	225.691	(4.33)	0.28		2.39		52		47		20		4,476
	12/31/17		5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34		2.21		53		37		22		5,082
	12/31/16		5.456		0.799		4.657		9.377	14.034	192.583	206.617	7.29	0.40		2.35		93		50		23		4,784
	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115		57		25		4,750
Class R3:	6/30/20	#	3.305		0.303		3.002		(5.848)	(2.846)	273.423	270.577	(1.04)[c]	0.23	[d]	2.31	[d]	45	[c]	43	[c]	27		7,206
	12/31/19		6.879		0.592		6.287		40.787	47.074	226.349	273.423	20.80	0.23		2.49		52		51		26		7,064
	12/31/18		6.361		0.576		5.785		(15.940)	(10.155)	236.504	226.349	(4.29)	0.24		2.43		52		47		26		5,931
	12/31/17		5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26		2.29		53		37		28		6,547
	12/31/16		5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30		2.45		93		50		29		6,078
	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115		57		31		5,984

86	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	87

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data													Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized							Ratios to average net assets						Accumulation
	For the						Net		& unrealized		Net	Accumulation	Accumulation					Expenses		Net		units		Accumulation
	period or						investment		gain (loss	)	change in	unit value	unit value					net of TIAA		Investment		outstanding		fund net
	year		Investment				income		on total		accumulation	beginning	end of	Total		Gross		withholding/		Income		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments		unit value	of period	period	return	[b]	expenses		recovery		(loss	)	(in millions	)	(in millions	)[i]
MONEY MARKET ACCOUNT
Class R1:	6/30/20	#	$0.123		$0.054		$0.069		$0.005		$0.074	$26.269	$26.343	0.28%[c]		0.45%[d]		0.41%[d]		0.53%[d]		84		$2,215
	12/31/19		0.577		0.175		0.402		0.001		0.403	25.866	26.269	1.56		0.47		0.67		1.54		74		1,936
	12/31/18		0.474		0.206		0.268		0.002		0.270	25.596	25.866	1.05		0.45		0.80		1.04		72		1,866
	12/31/17		0.227		0.165		0.062		0.000		0.062	25.534	25.596	0.25		0.57		0.64		0.32		72		1,842
	12/31/16		0.111		0.111		0.000		0.000		0.000	25.534	25.534	0.00		0.64		0.43		0.00		84		2,145
	12/31/15	[h]	0.036		0.036		0.000		0.000		0.000	25.534	25.534	0.00		0.50		0.14		0.00		87		2,225
Class R2:	6/30/20	#	0.122		0.036		0.086		0.007		0.093	26.512	26.605	0.35	[c]	0.28	[d]	0.27	[d]	0.65	[d]	136		3,621
	12/31/19		0.582		0.071		0.511		0.001		0.512	26.000	26.512	1.97		0.27		0.27		1.94		111		2,954
	12/31/18		0.476		0.138		0.338		0.000		0.338	25.662	26.000	1.32		0.27		0.53		1.31		114		2,970
	12/31/17		0.227		0.116		0.111		0.002		0.113	25.549	25.662	0.44		0.31		0.45		0.58		111		2,838
	12/31/16		0.111		0.096		0.015		0.000		0.015	25.534	25.549	0.06		0.36		0.37		0.08		129		3,306
	12/31/15	[g]	0.030		0.030		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	6/30/20	#	0.122		0.029		0.093		0.009		0.102	26.596	26.698	0.38	[c]	0.22	[d]	0.22	[d]	0.71	[d]	231		6,159
	12/31/19		0.583		0.057		0.526		0.001		0.527	26.069	26.596	2.02		0.22		0.22		2.00		189		5,017
	12/31/18		0.477		0.103		0.374		0.000		0.374	25.695	26.069	1.46		0.23		0.40		1.45		189		4,927
	12/31/17		0.228		0.102		0.126		0.002		0.128	25.567	25.695	0.50		0.23		0.40		0.66		177		4,539
	12/31/16		0.111		0.078		0.033		0.000		0.033	25.534	25.567	0.13		0.26		0.30		0.17		205		5,231
	12/31/15	[g]	0.030		0.030		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499

#	Unaudited
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.

88	2020 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Semiannual Report	89

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Accounts’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently

90	2020 Semiannual Report ■ College Retirement Equities Fund

receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being

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Notes to financial statements (unaudited)

filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

New accounting pronouncements: In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Accounts may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Accounts’ financial statements and various filings.

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continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

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Notes to financial statements (unaudited)

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of June 30, 2020, 100% of the value of investments in the Inflation-Linked Bond Account and Money Market Account were valued based on Level 2 inputs.

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continued

The following table summarizes the market value of the Accounts’ investments as of June 30, 2020, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Government bonds	$—	$309	$—	$309
Equity investments:
Communication services	7,591,972	2,079,046	641	9,671,659
Consumer discretionary	9,353,994	3,406,700	1,955	12,762,649
Consumer staples	4,383,823	2,897,886	4,178	7,285,887
Energy	1,989,014	1,181,516	676	3,171,206
Financials	8,232,614	5,218,624	271	13,451,509
Health care	10,879,556	3,487,495	197	14,367,248
Industrials	6,506,308	3,612,313	1,223	10,119,844
Information technology	19,013,663	3,999,075	16	23,012,754
Materials	2,042,525	2,471,270	2,702	4,516,497
Real estate	2,301,870	1,135,672	7,783	3,445,325
Utilities	2,123,389	1,046,620	—	3,170,009
Short-term investments	—	2,655,772	—	2,655,772
Purchased options	4,274	—	—	4,274
Written options**	(3,062)	—	—	(3,062)
Futures contracts**	(18,960)	—	—	(18,960)
Forward foreign currency contracts**	—	1,331	—	1,331
Total	$74,400,980	$33,193,629	$19,642	$107,614,251
Global Equities
Equity investments:
Asia	$397,907	$2,001,568	$13	$2,399,488
Australasia	—	339,385	4	339,389
Europe	99,907	2,782,402	—	2,882,309
Latin America	82,672	256,199	—	338,871
North America	10,712,381	10,792	—	10,723,173
All other equity investments*	187,079	2,232,700	1	2,419,780
Short-term investments	—	322,783	—	322,783
Purchased options	67	—	—	67
Written options**	(893)	—	—	(893)
Futures contracts**	(2,029)	—	—	(2,029)
Total	$11,477,091	$7,945,829	$18	$19,422,938
Growth
Equity investments:
Communication services	$4,203,942	$250,193	$—	$4,454,135
Consumer discretionary	4,956,445	324,488	—	5,280,933
Consumer staples	867,883	97,242	—	965,125
Health care	3,765,322	862,577	—	4,627,899
Industrials	1,622,264	143,091	—	1,765,355
Information technology	10,505,033	312,007	—	10,817,040
All other equity investments*	1,393,701	—	—	1,393,701
Short-term investments	125,499	—	—	125,499
Total	$27,440,089	$1,989,598	$—	$29,429,687

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Notes to financial statements (unaudited)

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Financials	$1,918,410	$—	$5	$1,918,415
Health care	2,716,116	—	34	2,716,150
Information technology	4,868,654	2,828	—	4,871,482
All other equity investments*	8,789,897	—	—	8,789,897
Short-term investments	160,972	58,765	—	219,737
Futures contracts**	1,361	—	—	1,361
Total	$18,455,410	$61,593	$39	$18,517,042
Bond Market
Bank loan obligations	$—	$100,231	$—	$100,231
Corporate bonds	—	5,959,893	—	5,959,893
Government bonds	—	5,497,667	1,935	5,499,602
Structured assets	—	2,705,257	27,772	2,733,029
Common stocks	155	—	—	155
Preferred stocks	15,877	—	—	15,877
Short-term investments	—	851,395	—	851,395
Forward foreign currency contracts**	—	(205)	—	(205)
Total	$16,032	$15,114,238	$29,707	$15,159,977
Social Choice
Bank loan obligations	$—	$10,315	$—	$10,315
Corporate bonds	—	2,559,932	—	2,559,932
Government bonds	—	2,922,376	9,087	2,931,463
Structured assets	—	535,663	157	535,820
Equity investments:
Communication services	538,608	130,438	—	669,046
Consumer discretionary	659,432	281,647	—	941,079
Consumer staples	417,966	307,494	—	725,460
Energy	174,367	117,201	—	291,568
Financials	732,055	505,680	3	1,237,738
Health care	980,911	353,281	—	1,334,192
Industrials	578,118	343,345	—	921,463
Information technology	1,606,186	229,913	—	1,836,099
Materials	195,218	248,621	—	443,839
Real estate	242,026	93,193	—	335,219
Utilities	206,106	121,660	—	327,766
Short-term investments	138,794	495,645	—	634,439
Forward foreign currency contracts**	—	28	—	28
Total	$6,469,787	$9,256,432	$9,247	$15,735,466

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices

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continued

or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At June 30, 2020, the following Accounts have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liability derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts	Portfolio investments	$4,274	Written options	$(3,062)
Equity contracts	Futures contracts*	(18,960)
Foreign-exchange contracts	Forward foreign currency contracts	2,026	Forward foreign currency contracts	(695)
Global Equities Account
Equity contracts	Portfolio investments	67	Written options	(893)
Equity contracts	Futures contracts*	(2,029)
Equity Index Account
Equity contracts	Futures contracts*	1,361
Bond Market Account
Foreign-exchange contracts	Forward foreign currency contracts	399	Forward foreign currency contracts	(604)
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	28

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended June 30, 2020, the effect of derivative contracts on the Accounts’ Statements of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Stock Account
Equity contracts	Purchased options	$20,581	$(796)
Equity contracts	Written options	(12,397)	334
Equity contracts	Futures contracts	(15,746)	(29,682)
Foreign-exchange contracts	Forward foreign currency contracts	4,444	2,476
Global Equities Account
Equity contracts	Purchased options	—	16
Equity contracts	Written options	(26)	186
Equity contracts	Futures contracts	2,966	(4,472)
Equity Index Account
Equity contracts	Futures contracts	(14,873)	989

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Notes to financial statements (unaudited)

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Bond Market Account
Interest-rate contracts	Futures contracts	$17	$—
Foreign-exchange contracts	Forward foreign currency contracts	2,570	1,814
Credit contracts	Swap contracts	4,333	2,485
Social Choice Account
Interest-rate contracts	Futures contracts	1	—
Foreign-exchange contracts	Forward foreign currency contracts	(65)	150

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearinghouse (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the period ended June 30, 2020, the Stock Account and Global Equities Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets. The purchased and written options outstanding as of June 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or

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continued

hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2020, the Stock Account, Global Equities Account, Equity Index Account, Bond Market Account, and Social Choice Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of June 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the period ended June 30, 2020, the Stock Account, Bond Market Account, and Social Choice Account had exposure to forwards, based on underlying notional values, generally between 0% and 2% of net assets. The forward contracts outstanding as of June 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Accounts are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Accounts. The agreed upon amount approximates the

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Notes to financial statements (unaudited)

notional value of the swap and is estimated to be the maximum potential future payment that the Accounts could be required to make under the contract. In return, the Accounts receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Accounts keep the stream of payments with no payment obligations. When the Accounts sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Accounts.

Certain Accounts may also buy credit default swap contracts, in which case the Accounts function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Accounts with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Accounts receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended June 30, 2020, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 2% of net assets. There were no credit default swap contracts outstanding as of June 30, 2020.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion

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organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of June 30, 2020, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment management fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.089%	0.292%	0.177%	0.133%	0.118%	0.066%	0.048%
Global Equities	0.079	0.292	0.178	0.133	0.118	0.066	0.048
Growth	0.045	0.294	0.178	0.134	0.119	0.067	0.048
Equity Index	0.015	0.292	0.178	0.133	0.119	0.066	0.048
Bond Market	0.053	0.294	0.178	0.134	0.119	0.067	0.048
Inflation-Linked Bond	0.024	0.294	0.178	0.134	0.120	0.067	0.048
Social Choice	0.046	0.293	0.178	0.134	0.119	0.066	0.048
Money Market	0.027	0.296	0.178	0.136	0.120	0.067	0.049

Between July 16, 2009 and March 7, 2017, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and/or administrative expenses for the Money Market Account. TIAA terminated this waiver on April 14, 2017. For a period of three years after the date an amount was waived, TIAA recovered from the Account a portion of the amounts waived, under certain conditions. All eligible expenses were recouped by June 2019 for Class R1, September 2018 for Class R2, and July 2018 for Class R3.

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Notes to financial statements (unaudited)

TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the Money Market Account when a class’s yield is less than zero, subject to a maximum aggregate limit of $25 million for all amounts waived. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. This limited waiver started on May 12, 2020 and may be terminated at any time and, in any event, will extend only through December 31, 2020. As of June 30, 2020, the cumulative amount of expenses waived subject to recovery is $400,464 for Class R1 and $84,981 for Class R2. The amounts waived and recovered during the current period are disclosed on the Statements of operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of assets and liabilities. Account expenses owed to affiliates are reflected in the Statements of operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2020, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases	Sales	Realized gain (loss)
Stock	$ 609,192	$ 1,474,649	$163,582
Global Equities	511,544	511,947	55,346
Growth	365,582	571,400	94,309
Equity Index	14,068	91,290	59,614
Social Choice	28,380	10,540	4,332

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/19		Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at 6/30/20	Value at 6/30/20
Stock Account
Common Stock
Capital Goods
Terex Corp	$100,748	‡	$32,484	$14,276	$(20,905)	$(21,032)	$437	4,103,296	$77,019
Consumer Services
Arcos Dorados Holdings, Inc	70,698		2,174	8,635	2,456	(32,663)	410	8,121,701	34,030
Real Estate
Hibernia REIT plc	56,926		32	63	—	(11,479)	524	35,972,677	45,416
Total	$228,372		$34,690	$22,974	$(18,449)	$(65,174)	$1,371	48,197,674	$156,465

‡	At December 31, 2019 the issuer was not an affiliated company of the Account.

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Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Accounts’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities. As of June 30, 2020, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $151,868,053 related to equity securities and $33,289,382 related to fixed income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At June 30, 2020, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

	Aggregate value of	Cash collateral		Non-cash collateral	Total collateral
Account	securities on loan	received	*	received	received
Stock	$1,867,233	$1,285,368		$670,233	$1,955,601
Global Equities	245,217	126,626		130,744	257,370
Growth	149,769	125,499		34,246	159,745
Equity Index	175,917	160,972		16,506	177,478
Social Choice	185,157	138,794		51,966	190,760

*	May include cash and investment of cash collateral.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price.

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Notes to financial statements (unaudited)

Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of assets and liabilities.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between

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the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At June 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Account	cost	appreciation	(depreciation )	(depreciation	)
Stock	$99,661,396	$15,750,153	$(7,797,298)	$7,952,855
Global Equities	17,460,899	3,251,960	(1,289,921)	1,962,039
Growth	21,391,300	8,325,184	(286,797)	8,038,387
Equity Index	8,107,087	11,320,196	(910,241)	10,409,955
Bond Market	14,372,080	892,939	(105,042)	787,897
Inflation-Linked Bond	6,383,890	540,351	(76)	540,275
Social Choice	13,887,679	2,507,347	(659,560)	1,847,787

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2020 were as follows (dollar amounts are in thousands):

						Inflation-
		Global		Equity	Bond	Linked	Social
	Stock	Equities	Growth	Index	Market	Bond	Choice
	Account	Account	Account	Account	Account	Account	Account
Purchases:
Non-U.S. Government	$41,231,755	$7,827,221	$11,958,397	$338,395	$3,142,897	$5,000	$3,698,826
U.S. Government	—	—	—	—	4,527,892	861,166	3,307,124
Sales:
Non-U.S. Government	$45,980,612	$8,728,997	$13,408,268	$1,253,384	$2,019,538	$8,000	$3,399,266
U.S. Government	—	—	—	—	5,266,902	942,474	3,108,251

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Notes to financial statements (unaudited)	concluded

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2020, there were no borrowings under this credit facility by the Accounts.

Note 8—legal proceedings

The Stock Account and the Social Choice Account were named as defendants and putative members of the proposed defendant class of shareholders, or could be added as defendants, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of ownership of shares in Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Accounts’ exposure related to this matter are estimated to be 0.06% and 0.11%, respectively, of net assets as of June 30, 2020.

106	2020 Semiannual Report ■ College Retirement Equities Fund

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the College Retirement Equities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services to each Account and overseeing the everyday operations and other service providers of CREF. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.

Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. The Agreement is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees is an interested person of CREF. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each Account using the process established by the Board described further below.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with TCIM’s representatives, other Board members, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by

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Approval of investment management agreement (unaudited)

independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Account, including data relating to each Fund’s actual expenses, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of each Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its oversight and review duties. Broadridge also represented that the purpose of its reports is to provide an objective view of each Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board). The Board considered the propriety of each Account’s applicable peer group as selected by Broadridge and use of Class R3 as the base class for comparison purposes.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any expenses that were incurred by TCIM with respect to its services under the Agreement but not reimbursed by the Accounts during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Accounts’ direct payments to TCIM pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest

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identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss TCIM’s materials, which led to the Trustees providing additional questions to, and requesting additional information from, TCIM. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from TCIM to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Account, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to each Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) whether the estimated expenses set forth in the Agreement reflect any such economies of scale for the benefit of Account investors; (7) comparisons of the services provided by TCIM and its affiliate, Teachers Advisors, LLC (“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As part of the Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Accounts in particular including, among other information, the current and expected impact on the Accounts’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included TCIM personnel, the Trustees met in private sessions, at which no TCIM representatives were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and

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Approval of investment management agreement (unaudited)

operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Accounts. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Account. Set forth below is a summary of the primary factors the Board considered with respect to each Account.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since their operations commenced. Investment professionals at TCIM’s affiliate, Advisors, also manage various funds and accounts of the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the Accounts’ investment portfolios; reporting on the investment performance and other metrics of the Accounts to the Board on a regular basis; responding to Account flows; and compliance monitoring. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM has committed significant resources to supporting the Accounts. It also considered TCIM’s compliance program and resources and its compliance record with respect to the Accounts.

The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM to provide portfolio management

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and other services to the Accounts, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where an Account’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also discussed the three-year performance of the Equity Index Account before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable on the Equity Index Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below.

The Board considered, in those cases in which an Account had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by TCIM that contributed to such difference and any remedial measures being undertaken by TCIM. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable or that appropriate actions had been or were being implemented.

Cost and expenses

The Board considered the amounts charged by TCIM to each Account in 2019 and the estimated amounts to be charged by TCIM to each Account in 2020 (for the period May 1, 2020–April 30, 2021). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

Fees charged by other advisers

The Board considered comparative information regarding each Account’s actual expenses and the effective management fee rates paid by similar mutual funds that

College Retirement Equities Fund ■ 2020 Semiannual Report	111

Approval of investment management agreement (unaudited)

underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Account-by-Account synopsis below. The Board determined that the effective management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through variable insurance products that also carry additional fees and expenses, whereas the Accounts bear certain of these expenses themselves. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Accounts’ effective management fee rates compare to those of similar mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the effective management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to each Account. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee and performance comparisons with other TCIM and Advisors clients

The Board considered that TCIM and its affiliate, Advisors, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Accounts. The Board also considered TCIM’s comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered TCIM’s and Advisors’ representation that, while the management fee rates charged to the Accounts may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products. The Board noted that these factors, among others, could reasonably explain different management fee rate schedules.

112	2020 Semiannual Report ■ College Retirement Equities Fund

continued

Other benefits

The Board also considered additional “fall-out benefits” to TCIM and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Accounts to TCIM’s affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Accounts share investment resources and/or personnel with other clients of TCIM, use of research obtained through the Accounts’ use of soft dollar to manage the assets of other clients and the ability to incubate strategies within one or more Accounts that could be subsequently utilized to manage other non-Account products. TCIM and its affiliates may also benefit from the level of business and relationships the Accounts have with certain service providers. Also, TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing TIAA, of which TCIM is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Account-by-account synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Class R3 units of each Account. Because Class R3 generally has lower non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will differ from the expenses and performance shown for Class R3. Except as otherwise noted, all time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019.

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.115% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2019 equaled 0.104% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).

College Retirement Equities Fund ■ 2020 Semiannual Report	113

Approval of investment management agreement (unaudited)

•	The Account did not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for each of the one-, three-, five- and ten-year periods. The Account was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three-, five- and ten-year periods.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.090% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2019 equaled 0.061% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account did not have a Performance Group for each of the one-, three-, five-and ten-year periods. The Account was in the 1st, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2019 equaled 0.037% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 2nd, 4th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 4th, 4th, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2019 equaled 0.014% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.

114	2020 Semiannual Report ■ College Retirement Equities Fund

continued

•	For the three-year period, the Account’s adjusted relative gross performance (meaning the Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +1 basis points. For reference, one basis point equals 0.01%.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.050% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2019 equaled 0.053% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment costs and total costs are each in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 4th, 4th, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2019 equaled 0.020% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 5th, 5th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 5th, 5th, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2019 equaled 0.042% of average daily net assets, which was used by Broadridge for comparative purposes.

College Retirement Equities Fund ■ 2020 Semiannual Report	115

Approval of investment management agreement (unaudited)	concluded

•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th, 3rd, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st, 1st, 1st and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2019 equaled 0.026% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Board acknowledged that over a multi-year period, CREF’s administrator, TIAA, withheld certain administrative and distribution expenses attributable to the Account in order to avoid a negative yield and that, under certain circumstances, a portion of these withheld amounts contractually may be recouped by TIAA when the yield of any class of the Account becomes positive, which led to recoupments from classes of the Account during the year ended December 31, 2019. The Board also acknowledged that, absent such recoupments, the Account’s total costs would have been lower.
•	The Account ranked 2 out of 4 funds, 3 out of 4 funds, 2 out of 4 funds and 3 out of 4 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

116	2020 Semiannual Report ■ College Retirement Equities Fund

Liquidity risk management program

Discussion of the operation and effectiveness of the Accounts’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Account covered by this Report (the “Accounts”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Account’s liquidity risk. The Program consists of various provisions relating to assessing and managing Account liquidity risk, as discussed further below. The Accounts’ Board of Trustees (the “Board”) previously approved the designation of TCIM (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Accounts’ liquidity developments.

In accordance with the Program, the LMAT assesses each Account’s liquidity risk no less frequently than annually based on various factors, such as (i) the Account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Account portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Account that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

College Retirement Equities Fund ■ 2020 Semiannual Report	117

Liquidity risk management program	concluded

The Liquidity Rule also limits each Account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in an Account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime an Account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Account exceeded the 15% limit on illiquid investments.

118	2020 Semiannual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

College Retirement Equities Fund ■ 2020 Semiannual Report	119

Additional information about index providers (unaudited)	concluded

Morningstar indexes

© 2020 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

120	2020 Semiannual Report ■ College Retirement Equities Fund

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National Contact Center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2020

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000	United States Treasury Note	1.750%	05/15/22	$309
	TOTAL U.S. TREASURY SECURITIES			309

	TOTAL GOVERNMENT BONDS			309
	(Cost $301)

SHARES		COMPANY
COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 1.4%
7,763	e	AB Dynamics plc	157
258,517	*	Adient plc	4,245
15,275		Aisan Industry Co Ltd	75
1,254,663		Aisin Seiki Co Ltd	36,777
297,370	*	American Axle & Manufacturing Holdings, Inc	2,260
416,739		Apollo Tyres Ltd	596
1,111,944		Aptiv plc	86,643
38,895		ARB Corp Ltd	486
936,021	*,e,g	Aston Martin Lagonda Global Holdings plc	573
35,738		Autoliv, Inc	2,305
1,474	*,e	Autoneum Holding AG.	144
120,300	*	BAIC BluePark New Energy Technology Co Ltd	110
1,648,500	g	BAIC Motor Corp Ltd	721
126,495		Bajaj Holdings and Investment Ltd	4,732
99,296		Balkrishna Industries Ltd	1,667
783,459		Bayerische Motoren Werke AG.	50,016
665		Bayerische Motoren Werke AG. (Preference)	32
624,456		Bharat Forge Ltd	2,641
58,161		BorgWarner, Inc	2,053
2,732		Bosch Ltd	414
150,589	e	Brembo S.p.A	1,399
256,227	e	Bridgestone Corp	8,270
1,896,235		Brilliance China Automotive Holdings Ltd	1,716
60,400		BYD Co Ltd	618
2,016,162	e	BYD Co Ltd (H shares)	15,719
64,302		Ceat Ltd	778
10,500		Changzhou Xingyu Automotive Lighting Systems Co Ltd	189
1,514,000		Chaowei Power Holdings Ltd	678
1,005,009		Cheng Shin Rubber Industry Co Ltd	1,155
450,400		China Motor Corp	564
2,616,390		Chongqing Changan Automobile Co Ltd	4,083
195,958	e	Cie Automotive S.A.	3,450
131,991		Compagnie Plastic-Omnium S.A.	2,704
43,409	*	Continental AG.	4,268
44,826		Cooper Tire & Rubber Co	1,238
27,553	*	Cooper-Standard Holding, Inc	365
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,589	*	Cub Elecparts, Inc	$65
18,500		Daido Metal Co Ltd	94
17,400		Daikyonishikawa Corp	78
126,454	*	Daimler AG. (Registered)	5,145
234,997		Dana Inc	2,865
162,419		Denso Corp	6,370
21,000		Depo Auto Parts Ind Co Ltd	37
242,267	e,g	Dometic Group AB	2,189
1,649,187	e	Dongfeng Motor Group Co Ltd	995
37,715	*	Dorman Products, Inc	2,530
6,393,300		Drb-Hicom BHD	2,575
12,800		Eagle Industry Co Ltd	86
56,270		Eicher Motors Ltd	13,663
69,057	*,e	ElringKlinger AG.	413
23,401	g	Endurance Technologies Ltd	271
23,082		Exedy Corp	345
260,348		Exide Industries Ltd	510
124,706		Faurecia	4,900
19,900		FCC Co Ltd	342
87,542		Ferrari NV	14,996
800,932		Fiat DaimlerChrysler Automobiles NV	8,104
3,744,181		Ford Motor Co	22,765
348,874		Ford Otomotiv Sanayi AS	3,620
47,680	*	Fox Factory Holding Corp	3,939
256,932		Fuji Heavy Industries Ltd	5,380
30,380		Futaba Industrial Co Ltd	128
66,600	*	Fuyao Glass Industry Group Co Ltd	197
334,800	*,g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	802
4,541,302		Geely Automobile Holdings Ltd	7,215
1,501,273		General Motors Co	37,982
26,439,191	*,†	General Motors Co	0
6,062,000	*,†	General Motors Co	0
24,057,000	*,†	General Motors Co	0
35,983,677	*,†	General Motors Co	0
40,684,487	*,†,e	General Motors Co	0
18,507,434	*,†	General Motors Co	0
85,268,000	*,†,e	General Motors Co	0
7,950,000	*,†	General Motors Co	0
4,230,271	*,†,e	General Motors Co	0
722,689	*,†,e	General Motors Co	0
69,907		Gentex Corp	1,801
77,070	*	Gentherm, Inc	2,998
88,232	e,g	Gestamp Automocion S.A.	223
37,385		Global & Yuasa Battery Co Ltd	954
8,000	*	Global PMX Co Ltd	47
719,277		Goodyear Tire & Rubber Co	6,434
1,874,589	e	Great Wall Motor Co Ltd	1,180
10,900		G-Tekt Corp	106
1,786,165		Guangzhou Automobile Group Co Ltd (Hong Kong)	1,301
46,395		GUD Holdings Ltd	371
21,734		Halla Holdings Corp	487
47,693		Hankook Tire Co Ltd	987
102,350		Hanon Systems	776
329,335		Harley-Davidson, Inc	7,828
111,268		Hero Honda Motors Ltd	3,760
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
572,090		Honda Motor Co Ltd	$14,642
46,990		Hota Industrial Manufacturing Co Ltd	162
96,900		Huayu Automotive Systems Co Ltd	287
131,935		Hyundai Mobis	21,178
102,742		Hyundai Motor Co	8,440
24,892		Hyundai Motor Co Ltd (2nd Preference)	1,190
19,157		Hyundai Motor Co Ltd (Preference)	887
137,640		Hyundai Wia Corp	4,007
14,500		Ichikoh Industries Ltd	66
24,500		Indus Motor Co Ltd	145
275,251		Isuzu Motors Ltd	2,501
9,496	*	Kayaba Industry Co Ltd	178
21,106		Keihin Corp	494
194,455		Kenda Rubber Industrial Co Ltd	194
658,081		Kia Motors Corp	17,783
45,616	*	Knorr-Bremse AG.	4,629
72,187	*	Koito Manufacturing Co Ltd	2,921
19,041	*	Kumho Tire Co, Inc	48
49,829		LCI Industries, Inc	5,729
18,441		Lear Corp	2,010
15,536	*	Leoni AG.	117
111,301		Linamar Corp	3,009
309,814		Magna International, Inc	13,797
1,678,651		Mahindra & Mahindra Ltd	11,394
97,214	*	Mahindra CIE Automotive Ltd	151
224,200		Mahle-Metal Leve S.A. Industria e Comercio	738
181,439		Mando Corp	3,413
170,703		Martinrea International, Inc	1,293
110,981		Maruti Suzuki India Ltd	8,591
386,082		Mazda Motor Corp	2,333
12,840		MGI Coutier	208
696,019	e	Michelin (C.G.D.E.) (Class B)	72,548
14,541		Minda Industries Ltd	53
903,536		Minth Group Ltd	2,594
52,863		Mitsubishi Motors Corp	131
215,995	*	Modine Manufacturing Co	1,192
576,171		Motherson Sumi Systems Ltd	725
25,113	*,e	Motorcar Parts of America, Inc	444
23,738		Musashi Seimitsu Industry Co Ltd	213
92,949		Nan Kang Rubber Tire Co Ltd	141
95,784		Nexen Tire Corp	427
2,200,000	*	Nexteer Automotive Group Ltd	1,525
592,320		NGK Spark Plug Co Ltd	8,513
650,329	*	NHK Spring Co Ltd	4,229
74,712		Nifco, Inc	1,598
51,300	*	Ningbo Joyson Electronic Corp	174
42,400	*	Ningbo Tuopu Group Co Ltd	169
674,700	*,e	NIO, Inc (ADR)	5,209
23,153		Nippon Seiki Co Ltd	272
1,454,816	*	Nissan Motor Co Ltd	5,395
154,333		Nissan Shatai Co Ltd	1,332
134,500		Nissin Kogyo Co Ltd	2,736
30,500	*	Niu Technologies (ADR)	488
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
299,672		NOK Corp	$3,733
86,938	e	Nokian Renkaat Oyj	1,911
21,800		Pacific Industrial Co Ltd	192
1,016,721	e	Peugeot S.A.	16,673
1,184,270		Piaggio & C S.p.A.	2,870
14,494		Piolax Inc	217
482,637	g	Pirelli & C S.p.A	2,053
426,016	*	Porsche AG.	24,674
43,754		Press Kogyo Co Ltd	119
32,000		Prinx Chengshan Cayman Holding Ltd	32
65,953,907		PT Astra International Tbk	22,308
483,600		PT Selamat Sempurna Tbk	36
944,000		Qingling Motors Co Ltd	172
58,754		Renault S.A.	1,504
4,161		Riken Corp	116
90,005		S&T Daewoo Co Ltd	2,868
298,100		SAIC Motor Corp Ltd	719
115,920		Sanyang Industry Co Ltd	84
42,200		Shandong Linglong Tyre Co Ltd	121
13,800		Shoei Co Ltd	346
25,937		Showa Corp	536
48,434	†	SL Corp	575
882,880		Sri Trang Agro-Industry PCL (Foreign)	778
23,403		Standard Motor Products, Inc	964
10,335		Stanley Electric Co Ltd	250
202,888	*	Stoneridge, Inc	4,192
528,693		Sumitomo Electric Industries Ltd	6,099
95,959	e	Sumitomo Rubber Industries, Inc	950
10,366		Sundram Fasteners Ltd	51
519,024		Suzuki Motor Corp	17,723
14,000		Tachi-S Co Ltd	113
9,465,410	*	Tata Motors Ltd	12,414
979,496	*,e	Tata Motors Ltd (ADR)	6,435
11,100		Teikoku Piston Ring Co Ltd	138
79,280	*	Tenneco, Inc	599
368,419	*	Tesla, Inc	397,823
96,066		Thor Industries, Inc	10,234
120,411	e,g	TI Fluid Systems plc	277
6,204,000	e	Tianneng Power International Ltd	10,640
30,047		Tokai Rika Co Ltd	437
200,035		Tokai Rubber Industries, Inc	1,162
77,699		Tong Yang Industry Co Ltd	97
16,868		Topre Corp	189
326,603	e	Toyo Tire & Rubber Co Ltd	4,408
110,450		Toyoda Gosei Co Ltd	2,308
36,895		Toyota Boshoku Corp	498
39,678		Toyota Industries Corp	2,109
4,223,120		Toyota Motor Corp	265,567
7,465		Trigano S.A.	786
22,900		TS Tech Co Ltd	631
67,424		Tube Investments of India Ltd	397
15,300	*	Tupy S.A.	54
60,300		UMW Holdings BHD	36
19,600		Unipres Corp	172
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
357,040	e	Valeo S.A.	$9,417
24,630	*	Visteon Corp	1,687
43,766	*	Volkswagen AG.	7,066
40,464	*	Volkswagen AG. (Preference)	6,151
5,009		WABCO India Ltd	457
16,900		Weifu High-Technology Group Co Ltd	50
57,744		Winnebago Industries, Inc	3,847
109,177	*,e	Workhorse Group, Inc	1,899
2,031,657		Xingda International Holdings Ltd	395
2,873,353		Xinyi Glass Holdings Co Ltd	3,546
27,339	*	XPEL, Inc	428
234,000	*,g	Yadea Group Holdings Ltd	160
497,574		Yamaha Motor Co Ltd	7,837
9,370	e	Yokohama Rubber Co Ltd	132
6,200		Yorozu Corp	61
198,000		Yulon Motor Co Ltd	146
200,500	*	Zhejiang Century Huatong Group Co Ltd	435
		TOTAL AUTOMOBILES & COMPONENTS	1,538,442

BANKS - 5.6%
6,562		1st Constitution Bancorp	81
52,611		1st Source Corp	1,872
171,866		77 Bank Ltd	2,563
41,372		Aareal Bank AG.	808
20,034	*	Aavas Financiers Ltd	354
55,354	g	ABN AMRO Group NV (ADR)	476
574,557		Absa Group Ltd	2,836
2,242,155		Abu Dhabi Commercial Bank PJSC	3,038
5,988		ACNB Corp	157
207,695	e	Addiko Bank AG.	1,505
55,942,649	*	Agricultural Bank of China Ltd	22,642
2,560,800	*	Agricultural Bank of China Ltd (Class A)	1,226
26,724,353		AIB Group plc	33,743
3,647		Aichi Bank Ltd	94
2,474,119	*	Akbank TAS	2,195
7,100		Akita Bank Ltd	96
144,147		Aktia Bank Oyj	1,431
1,597,813		Al Rajhi Bank	24,160
1,766,296	*	Alinma Bank	6,862
21,665	*	Alior Bank S.A.	89
18,217		Allegiance Bancshares, Inc	463
199,800		Alliance Financial Group BHD	102
309,431	*	Alpha Bank AE	232
315,270	*,†	Amagerbanken AS	0
51,479		Amalgamated Bank	651
17,557	*,e	Amerant Bancorp Inc	264
8,982		American National Bankshares, Inc	225
111,161		Ameris Bancorp	2,622
7,012		Ames National Corp	138
3,415,986		AMMB Holdings BHD	2,489
9,100		Aomori Bank Ltd	190
51,149	e	Aozora Bank Ltd	892
467,820		Arab National Bank	2,382
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,353		Arrow Financial Corp	$546
17,980	e	Aruhi Corp	257
1,832,602		Ashikaga Holdings Co Ltd	4,269
30,121		Associated Banc-Corp	412
112,225	*	Atlantic Capital Bancshares, Inc	1,365
218,134		Atlantic Union Bankshares Corp	5,052
123,793	g	AU Small Finance Bank Ltd	887
2,028		Auburn National Bancorporation, Inc	116
3,504,638		Australia & New Zealand Banking Group Ltd	45,473
25,744		Awa Bank Ltd	580
2,140,821		Axis Bank Ltd	11,581
86,347	*	Axos Financial, Inc	1,907
42,170		Banc of California, Inc	457
1,011,883	*,e	Banca Monte dei Paschi di Siena S.p.A	1,803
750,678	e	Banca Popolare dell'Emilia Romagna Scrl	1,877
518,339	*	Banca Popolare di Sondrio SCARL	983
50,340		Bancfirst Corp	2,042
1,079,311	e	Banche Popolari Unite Scpa	3,543
428,854		Banco ABC Brasil S.A.	1,110
15,500	*,e	Banco BBVA Argentina S.A. (ADR)	58
874,526		Banco Bilbao Vizcaya Argentaria S.A.	3,011
1,235,572		Banco BPM S.p.A.	1,851
1,630,091		Banco Bradesco S.A.	5,683
5,316,045		Banco Bradesco S.A. (Preference)	20,235
43,652,553	*,e	Banco Comercial Portugues S.A.	5,244
27,557,232		Banco de Chile	2,432
34,992		Banco de Credito e Inversiones	1,189
3,295,514		Banco de Oro Universal Bank	6,503
4,862,717		Banco de Sabadell S.A.	1,708
1,343,300	*,e,g	Banco del Bajio S.A.	1,142
2,907,082		Banco do Brasil S.A.	17,187
46,400		Banco do Estado do Rio Grande do Sul	116
16,063,377	*,†	Banco Espirito Santo S.A.	180
408,400		Banco Inter SA	3,094
10,840,047		Banco Itau Holding Financeira S.A.	50,731
9,900	*	Banco Macro S.A. (ADR) (Class B)	184
2,432,100		Banco Pan S.A.	3,936
711,148		Banco Santander Brasil S.A.	3,664
38,580,195		Banco Santander Chile S.A.	1,578
426,490		Banco Santander S.A.	1,053
4,964,193		Banco Santander S.A. (AQXE)	12,145
153,987		BanColombia S.A.	983
674,532		BanColombia S.A. (Preference)	4,433
212,445		BancorpSouth Bank	4,831
311,380	*,g	Bandhan Bank Ltd	1,328
1,170,500		Bangkok Bank PCL (Foreign)	4,079
325,086		Bank AlBilad	1,925
1,088,600		Bank Alfalah Ltd	219
744,691		Bank Al-Jazira	2,249
5,453	e	Bank First Corp	350
7,412	*	Bank Handlowy w Warszawie S.A.	72
268,901		Bank Hapoalim Ltd	1,608
342,418		Bank Leumi Le-Israel	1,722
138,713	*	Bank Millennium S.A.	107
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,928,805		Bank of America Corp	$354,559
644,300		Bank of Beijing Co Ltd	447
89,480		Bank of Chengdu Co Ltd	101
1,430,100	*	Bank of China Ltd	705
98,734,572	*	Bank of China Ltd (Hong Kong)	36,575
14,096		Bank of Commerce Holdings	107
1,407,700		Bank of Communications Co Ltd	1,022
19,636,846	*	Bank of Communications Co Ltd (Hong Kong)	12,159
1,284,383		Bank of East Asia Ltd	2,944
20,317		Bank of Georgia Group plc	271
243,900		Bank of Hangzhou Co Ltd	309
8,799		Bank of Hawaii Corp	540
33,387,095		Bank of Ireland Group plc	68,795
7,359		Bank of Iwate Ltd	178
465,400		Bank of Jiangsu Co Ltd	374
106,394		Bank of Kaohsiung	35
236,324		Bank of Kyoto Ltd	8,397
38,277		Bank of Marin Bancorp	1,276
547,955		Bank of Montreal	29,166
5,710		Bank of Nagoya Ltd	123
377,700		Bank of Nanjing Co Ltd	392
4,346,288		Bank of New York Mellon Corp	167,984
1,514,683		Bank of Ningbo Co Ltd	5,644
1,245,125	e	Bank of Nova Scotia	51,526
311,692		Bank of NT Butterfield & Son Ltd	7,602
10,700		Bank of Okinawa Ltd	309
4,582		Bank of Princeton	92
244,440	e	Bank of Queensland Ltd	1,050
571,468		Bank of Shanghai Co Ltd	672
739,846		Bank of the Philippine Islands	1,072
20,505		Bank of the Ryukyus Ltd	183
26,474		Bank OZK	621
149,904		Bank Pekao S.A.	2,054
86,670,357		Bank Rakyat Indonesia	18,499
28,907	*	Bank Zachodni WBK S.A.	1,291
3,603		Bank7 Corp	39
36,202		BankFinancial Corp	304
2,728,505		Bankia S.A.	2,917
714,091		Bankinter S.A.	3,423
193,799		BankUnited	3,924
4,832		Bankwell Financial Group, Inc	77
76,787		Banner Corp	2,918
53,212		Banque Cantonale Vaudoise	5,182
802,601		Banque Saudi Fransi	6,132
47,397		Bar Harbor Bankshares	1,061
12,529,244		Barclays plc	17,676
1,435,443	*,g	BAWAG Group AG.	49,669
11,439	*	Baycom Corp	148
11,116		BCB Bancorp, Inc	103
473,831	e	Bendigo Bank Ltd	2,314
221,309		Berkshire Hills Bancorp, Inc	2,439
120,500		BIMB Holdings BHD	96
969,356		BNP Paribas S.A.	38,730
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,424,816		BOC Hong Kong Holdings Ltd	$14,168
5,139	*	Bogota Financial Corp	45
6,176		BOK Financial Corp	349
76,010		Boston Private Financial Holdings, Inc	523
11,393		BRE Bank S.A.	666
20,076		Bridge Bancorp, Inc	459
57,845	*	Bridgewater Bancshares, Inc	593
223,758		Brookline Bancorp, Inc	2,255
19,149		Bryn Mawr Bank Corp	530
247,813		BS Financial Group, Inc	1,041
5,344,822		Bumiputra-Commerce Holdings BHD	4,459
18,126		Business First Bancshares, Inc	278
22,083		Byline Bancorp, Inc	289
2,865		C&F Financial Corp	95
481,597		Cadence BanCorp	4,267
3,816,913		CaixaBank S.A.	8,165
6,635	*	California Bancorp, Inc	99
7,672		Cambridge Bancorp	454
12,757		Camden National Corp	441
55,439		Can Fin Homes Ltd	248
517,918	e	Canadian Imperial Bank of Commerce	34,617
190,936	e	Canadian Western Bank	3,326
7,115	*	Capital Bancorp, Inc	76
17,076		Capital City Bank Group, Inc	358
247,617		Capitec Bank Holdings Ltd	12,307
240,636		Capitol Federal Financial	2,649
12,574		Capstar Financial Holdings, Inc	151
30,229		Carter Bank & Trust	244
191,282		Cathay General Bancorp	5,031
4,307		CB Financial Services, Inc	94
24,195		CBTX, Inc	508
389,669		Central Pacific Financial Corp	6,246
9,019		Central Valley Community Bancorp	139
2,614		Century Bancorp, Inc	203
3,685,056		Chang Hwa Commercial Bank	2,425
2,742		Chemung Financial Corp	75
79,254		Chiba Bank Ltd	375
28,895,481		China Citic Bank	12,662
150,900		China CITIC Bank Corp Ltd	110
5,160,182		China Construction Bank Corp	4,614
123,931,159		China Construction Bank Corp (Hong Kong)	100,803
1,569,600		China Everbright Bank Co Ltd	796
6,976,685		China Everbright Bank Co Ltd (Hong Kong)	2,634
3,157,896		China Merchants Bank Co Ltd	14,634
5,173,432		China Merchants Bank Co Ltd (Class A)	24,768
1,495,400	*	China Minsheng Banking Corp Ltd	1,201
3,605,719	*	China Minsheng Banking Corp Ltd (Hong Kong)	2,482
11,536,422		Chinatrust Financial Holding Co	7,995
5,973		ChoiceOne Financial Services, Inc	177
1,686,084		Chongqing Rural Commercial Bank	667
82,400		Chugoku Bank Ltd	765
5,100		Chukyo Bank Ltd	102
228,193		CIT Group, Inc	4,730
6,082,085		Citigroup, Inc	310,795
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,109		Citizens & Northern Corp	$229
2,529,500		Citizens Financial Group, Inc	63,845
4,084		Citizens Holding Co	102
16,917		City Holding Co	1,102
281,260		City Union Bank Ltd	452
38,785		Civista Bancshares, Inc	597
18,747		CNB Financial Corp	336
7,466	*	Coastal Financial Corp	108
8,138		Codorus Valley Bancorp, Inc	113
1,033,955	*,e	Collector AB	1,508
5,751		Colony Bankcorp Inc	68
64,208		Columbia Banking System, Inc	1,820
50,775	*	Columbia Financial, Inc	709
42,461		Comerica, Inc	1,618
21,706		Commerce Bancshares, Inc	1,291
4,227,131		Commercial Bank of Qatar QSC	4,413
2,419,960		Commercial International Bank	9,683
1,086,886	e	Commerzbank AG.	4,844
1,785,156		Commonwealth Bank of Australia	86,213
84,424		Community Bank System, Inc	4,814
12,140		Community Bankers Trust Corp	67
3,581		Community Financial Corp	87
13,838		Community Trust Bancorp, Inc	453
84,860		Concordia Financial Group Ltd	273
148,965		ConnectOne Bancorp, Inc	2,401
336,318,916		Corpbanca S.A.	909
4,348		County Bancorp, Inc	91
181,901		Credicorp Ltd (NY)	24,315
2,449,862		Credit Agricole S.A.	23,263
46,714	*	Credito Emiliano S.p.A.	231
162,670	*	Credito Valtellinese S.p.A	966
57,099	*,e	CrossFirst Bankshares, Inc	558
12,207		Cullen/Frost Bankers, Inc	912
140,526	*	Customers Bancorp, Inc	1,689
205,472		CVB Financial Corp	3,851
1,194,620	*	CYBG plc	1,358
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	63
247,627		Dah Sing Banking Group Ltd	227
71,908		Dah Sing Financial Holdings Ltd	202
18,286		Daishi Hokuetsu Financial Group, Inc	371
310,763		Danske Bank AS	4,154
1,739,246		DBS Group Holdings Ltd	26,170
8,587		Delmar Bancorp	56
145,966	g	Deutsche Pfandbriefbank AG.	1,068
33,322	*	Development Credit Bank Ltd	33
39,188		DGB Financial Group Co Ltd	169
44,565		Dime Community Bancshares	612
326,752		DNB NOR Holding ASA	4,361
344,417	*	Doha Bank QSC	194
4,185,220		Dubai Islamic Bank PJSC	4,368
8,205,296		E.Sun Financial Holding Co Ltd	7,772
5,464		Eagle Bancorp Montana, Inc	95
43,439		Eagle Bancorp, Inc	1,423
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
120,218		East West Bancorp, Inc	$4,357
14,975		Ehime Bank Ltd	162
1,119,030		Emirates NBD Bank PJSC	2,726
6,805		Enterprise Bancorp, Inc	162
67,494		Enterprise Financial Services Corp	2,100
13,463		Equitable Group, Inc	708
19,486	*	Equity Bancshares, Inc	340
388,097	*	Erste Bank der Oesterreichischen Sparkassen AG.	9,166
5,131	*	Esquire Financial Holdings, Inc	87
6,855		ESSA Bancorp, Inc	95
389,114		Essent Group Ltd	14,113
578,659	*	Eurobank Ergasias S.A.	268
4,198		Evans Bancorp, Inc	98
454,777		Far Eastern International Bank	172
7,683	e	Farmers & Merchants Bancorp, Inc	163
31,858		Farmers National Banc Corp	378
16,492	e	FB Financial Corp	409
13,759		Federal Agricultural Mortgage Corp (FAMC)	881
328,250		Federal Bank Ltd	222
41,277		FIBI Holdings Ltd	1,007
3,403	e	Fidelity D&D Bancorp, Inc	164
2,823,422		Fifth Third Bancorp	54,436
31,512		Financial Institutions, Inc	586
1,058,933		FinecoBank Banca Fineco S.p.A	14,332
75,717		First Bancorp (NC)	1,899
593,560		First Bancorp (Puerto Rico)	3,318
10,178		First Bancorp, Inc	221
26,308		First Bancshares, Inc	592
11,725		First Bank	76
129,838		First Busey Corp	2,421
6,092		First Business Financial Services, Inc	100
2,897	e	First Capital Inc	201
6,283		First Choice Bancorp	103
4,290		First Citizens Bancshares, Inc (Class A)	1,738
360,427		First Commonwealth Financial Corp	2,984
19,589		First Community Bancshares, Inc	440
6,222		First Community Corp	94
161,088		First Financial Bancorp	2,238
124,043		First Financial Bankshares, Inc	3,584
12,164		First Financial Corp	448
5,630,342		First Financial Holding Co Ltd	4,341
193,750		First Foundation, Inc	3,166
303	e	First Guaranty Bancshares, Inc	4
324,398		First Hawaiian, Inc	5,593
62,520		First Horizon National Corp	623
197,303		First International Bank Of Israel Ltd	4,188
18,624		First Internet Bancorp	310
140,012		First Interstate Bancsystem, Inc	4,335
224,429		First Merchants Corp	6,188
13,223		First Mid-Illinois Bancshares, Inc	347
268,884		First Midwest Bancorp, Inc	3,590
20,578	e	First National Financial Corp	428
7,378		First Northwest Bancorp	92
45,123		First of Long Island Corp	737
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
412,041		First Republic Bank	$43,672
1,634		First Savings Financial Group, Inc	71
5,881	*	First United Corp	78
5,482	*	First Western Financial, Inc	78
195,211		Flagstar Bancorp, Inc	5,745
33,944		Flushing Financial Corp	391
68,698		FNB Corp	515
14,166		FNCB Bancorp Inc	81
44,066		Franklin Financial Network, Inc	1,135
3,132		Franklin Financial Services Corp	81
3,632		FS Bancorp, Inc	140
52,231		Fukuoka Financial Group, Inc	826
205,235		Fulton Financial Corp	2,161
8,475	*	FVCBankcorp, Inc	91
44,430	e	Genworth MI Canada, Inc	1,087
1,193,327		Genworth Mortgage Insurance Australia Ltd	1,716
22,083		German American Bancorp, Inc	687
211,994		Glacier Bancorp, Inc	7,481
14,353		Great Southern Bancorp, Inc	579
176,355		Great Western Bancorp, Inc	2,427
3,349		Greene County Bancorp, Inc	75
5,305,869	*,e	Grupo Financiero Banorte S.A. de C.V.	18,403
24,300	*,e	Grupo Financiero Galicia S.A. (ADR) (Class B)	236
1,772,665	*	Grupo Financiero Inbursa S.A.	1,230
2,105,417		Grupo Security S.A.	377
13,200	e	Grupo Supervielle S.A. (ADR)	29
7,491		Guaranty Bancshares, Inc	194
306,200		Gunma Bank Ltd	975
357,100		Habib Bank Ltd	206
201,800		Hachijuni Bank Ltd	768
683,977		Hana Financial Group, Inc	15,555
207,431		Hancock Whitney Corp	4,398
946,385		Hang Seng Bank Ltd	15,939
42,461		Hanmi Financial Corp	412
74,325	*	HarborOne Northeast Bancorp, Inc	635
4,326		Hawthorn Bancshares Inc	85
16,596		HBT Financial, Inc	221
165,388		HDFC Bank Ltd (ADR)	7,519
96,926		Heartland Financial USA, Inc	3,241
297,444		Heritage Commerce Corp	2,232
33,071		Heritage Financial Corp	661
363,438		Hilltop Holdings, Inc	6,705
1,410		Hingham Institution for Savings	237
132,802		Hiroshima Bank Ltd	628
10,300		Hokkoku Bank Ltd	274
79,460		Hokuhoku Financial Group, Inc	660
7,151		Home Bancorp, Inc	191
169,178		Home Bancshares, Inc	2,602
57,605	*	Home Capital Group, Inc	856
21,264		HomeStreet, Inc	523
56,421		HomeTrust Bancshares, Inc	903
477,620		Hong Leong Bank BHD	1,577
137,873		Hong Leong Credit BHD	424
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
147,739		Hope Bancorp, Inc	$1,362
133,807		Horizon Bancorp	1,430
2,167,946		Housing Development Finance Corp	50,409
10,574	*	Howard Bancorp, Inc	112
4,974,472		HSBC Holdings plc	23,119
4,360,157		Hua Nan Financial Holdings Co Ltd	2,968
352,100		Huaxia Bank Co Ltd	305
255,527		Huntington Bancshares, Inc	2,309
305,282		Hyakugo Bank Ltd	932
63,197		Hyakujushi Bank Ltd	1,142
118,192		IBERIABANK Corp	5,382
5,512,586		ICICI Bank Ltd	25,700
995,600		ICICI Bank Ltd (ADR)	9,249
484,788	*	IDFC Bank Ltd	165
32,259	*	Illimity Bank S.p.A	267
45,187		Independent Bank Corp (MA)	3,032
134,097		Independent Bank Corp (MI)	1,991
117,588		Independent Bank Group, Inc	4,765
26,334		India Infoline Ltd	26
1,885,600		Industrial & Commercial Bank of China Ltd	1,330
74,730,506		Industrial & Commercial Bank of China Ltd (Hong Kong)	45,180
781,471	*	Industrial Bank Co Ltd	1,749
176,789		Industrial Bank of Korea	1,201
24,091,713		ING Groep NV	167,941
750,000	*	ING Groep NV (ADR)	5,175
47,225		International Bancshares Corp	1,512
16,653,938		Intesa Sanpaolo S.p.A.	32,004
7,201		Investar Holding Corp	104
5,463,078		Investimentos Itau S.A. - PR	9,634
634,328		Investors Bancorp, Inc	5,392
627,647		Israel Discount Bank Ltd	1,914
469,700	e	Iyo Bank Ltd	2,875
80,131		Japan Post Bank Co Ltd	596
476,886		JB Financial Group Co Ltd	1,891
135,000	*	Jiangsu Changshu Rural Commercial Bank Co Ltd	144
10,594,362	n	JPMorgan Chase & Co	996,506
91,961		Juroku Bank Ltd	1,676
31,354	*	Jyske Bank	923
80,000		Kansai Mirai Financial Group, Inc	301
428,259		Karur Vysya Bank Ltd	192
1,346,034		Kasikornbank PCL (Foreign)	4,069
654,587		KB Financial Group, Inc	18,531
218,136		KBC Groep NV	12,532
95,832		Kearny Financial Corp	784
49,448		Keiyo Bank Ltd	239
249,667		Keycorp	3,041
48,932		Kiatnakin Bank PCL (Foreign)	64
1,011,000		King's Town Bank	1,234
33,419		Kiyo Bank Ltd	509
61,369		Komercni Banka AS	1,432
3,352,248		Krung Thai Bank PCL (Foreign)	1,121
195,600	e	Kyushu Financial Group, Inc	828
231,943		Lakeland Bancorp, Inc	2,651
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,209		Lakeland Financial Corp	$988
3,215		Landmark Bancorp, Inc	79
48,809	e	Laurentian Bank of Canada	1,028
10,301		LCNB Corp	164
10,874	*,e	LendingTree, Inc	3,148
3,834		Level One Bancorp, Inc	64
3,083,994	*	Liberbank S.A.	512
212,873		LIC Housing Finance Ltd	749
6,574	e	Liechtensteinische Landesbank AG.	404
4,428	*	Limestone Bancorp, Inc	58
47,863	e	Live Oak Bancshares, Inc	694
79,451,115		Lloyds TSB Group plc	30,649
19,257		Luther Burbank Corp	193
28,481		M&T Bank Corp	2,961
27,220		Macatawa Bank Corp	213
6,860		Mackinac Financial Corp	71
5,556	*	MainStreet Bancshares Inc	73
3,161,705		Malayan Banking BHD	5,555
371,238	*	Malaysia Building Society	54
4,271,187		Masraf Al Rayan	4,491
413,500		MCB Bank Ltd	401
2,217,054		Mediobanca S.p.A.	16,010
8,398,363		Mega Financial Holding Co Ltd	8,828
25,319		Mercantile Bank Corp	572
26,341		Merchants Bancorp	487
313,568		Meridian Bancorp, Inc	3,637
4,651	*	Meridian Corp	74
116,307		Meta Financial Group, Inc	2,113
15,305	e	Metrocity Bankshares, Inc	219
3,086,551		Metropolitan Bank & Trust	2,306
23,135	*	Metropolitan Bank Holding Corp	742
775,651		MGIC Investment Corp	6,353
5,282		Mid Penn Bancorp, Inc	97
5,156		Middlefield Banc Corp	107
17,485		Midland States Bancorp, Inc	261
24,226		MidWestOne Financial Group, Inc	485
8,885,761		Mitsubishi UFJ Financial Group, Inc	34,970
6,900		Miyazaki Bank Ltd	153
36,583		Mizrahi Tefahot Bank Ltd	687
9,466,037		Mizuho Financial Group, Inc	11,644
3,640	*	MMA Capital Holdings Inc	84
2,184,399	g	Moneta Money Bank AS	4,947
207,815	*	Mr Cooper Group, Inc	2,585
26,868		Musashino Bank Ltd	385
7,912		MVB Financial Corp	105
14,849		Nanto Bank Ltd	289
3,674,907		National Australia Bank Ltd	46,570
241,104		National Bank Holdings Corp	6,510
2,189,137		National Bank of Abu Dhabi PJSC	6,791
392,407	e	National Bank of Canada	17,782
122,191	*	National Bank of Greece S.A.	173
92,500	*	National Bank Of Pakistan	15
5,307		National Bankshares, Inc	152
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,070,676		National Commercial Bank	$20,650
122,677		NBT Bancorp, Inc	3,774
284,844		Nedbank Group Ltd	1,670
696,115		New York Community Bancorp, Inc	7,100
21,381	g	NIBC Holding NV	167
14,428	*	Nicolet Bankshares, Inc	791
403,710		Nishi-Nippon Financial Holdings, Inc	2,729
357,080	*	NMI Holdings, Inc	5,742
2,720,389	*	Nordea Bank Abp	18,867
132,097		North Pacific Bank Ltd	255
6,536		Northeast Bank	115
57,991		Northfield Bancorp, Inc	668
5,182		Northrim BanCorp, Inc	130
195,564		Northwest Bancshares, Inc	2,000
334,415		Norwegian Finans Holding ASA	2,308
3,527		Norwood Financial Corp	87
492,388	*	Nova Ljubljanska Banka dd (ADR)	4,241
6,548	e	Oak Valley Bancorp	83
218,000		O-Bank Co Ltd	53
153,485		OceanFirst Financial Corp	2,706
931		Oconee Federal Financial Corp	24
142,425	e	OFG Bancorp	1,904
17,607		Ogaki Kyoritsu Bank Ltd	372
3,538		Ohio Valley Banc Corp	80
32,848		Oita Bank Ltd	727
290,025		Old National Bancorp	3,991
80,966		Old Second Bancorp, Inc	630
1,323,055		OneSavings Bank plc	4,349
4,100		OP Bancorp	28
24,756		Origin Bancorp, Inc	545
8,624		Orrstown Financial Services, Inc	127
299,477	*	OTP Bank	10,528
4,778,076		Oversea-Chinese Banking Corp	31,142
121,660		Pacific Premier Bancorp, Inc	2,638
111,102		PacWest Bancorp	2,190
449,497		Paragon Group of Cos plc	1,953
23,565		Park National Corp	1,659
8,137		Parke Bancorp, Inc	110
10,545		PCB Bancorp	109
53,383		PCSB Financial Corp	677
6,039	*	PDL Community Bancorp	61
77,403		Peapack Gladstone Financial Corp	1,450
6,206		Penns Woods Bancorp, Inc	141
124,600		PennyMac Financial Services, Inc	5,207
3,774		Peoples Bancorp of North Carolina, Inc	67
26,789		Peoples Bancorp, Inc	570
6,827		Peoples Financial Services Corp	261
129,692		People's United Financial, Inc	1,501
15,414		People's Utah Bancorp	346
5,418,458	*,e	Permanent TSB Group Holdings plc	3,103
684,951		Ping An Bank Co Ltd	1,244
15,583		Pinnacle Financial Partners, Inc	654
10,694	*	Pioneer Bancorp, Inc	98
61,706	*	Piraeus Bank S.A.	110
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,010		Plumas Bancorp	$89
11,710	g	PNB Housing Finance Ltd	32
1,425,036		PNC Financial Services Group, Inc	149,928
190,498		Popular, Inc	7,081
19,425,000	g	Postal Savings Bank of China Co Ltd	11,193
736,002		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,286
12,643		Preferred Bank	542
10,316		Premier Financial Bancorp, Inc	132
148,796		Premier Financial Corp	2,629
1,694	*	Professional Holding Corp	24
58,807		Prosperity Bancshares, Inc	3,492
5,204		Provident Bancorp Inc	41
4,274		Provident Financial Holdings, Inc	57
288,512		Provident Financial Services, Inc	4,169
4,724		Prudential Bancorp, Inc	57
12,967,474		PT Bank Central Asia Tbk	25,945
613,800		PT Bank Jabar Banten Tbk	33
14,405,705		PT Bank Mandiri Persero Tbk	5,002
5,556,919		PT Bank Negara Indonesia	1,795
716,400		PT Bank Pembangunan Daerah Jawa Timur Tbk	25
939,400		PT Bank Tabungan Negara Tbk	83
407,800		PT Bank Tabungan Pensiunan Nasional Syariah Tbk	91
2,322,489		Public Bank BHD	8,968
681,902		Qatar International Islamic Bank QSC	1,524
1,466,857		Qatar Islamic Bank SAQ	6,359
5,179,655		Qatar National Bank	24,835
52,323		QCR Holdings, Inc	1,631
259,300		Qingdao Rural Commercial Bank Corp	163
1,006,005		Radian Group, Inc	15,603
584,864	*,e	Raiffeisen International Bank Holding AG.	10,453
13,573		RBB Bancorp	185
79,218	g	RBL Bank Ltd	183
5,010		Red River Bancshares Inc	220
1,171,400	*,e	Regional SAB de C.V.	3,152
250,121		Regions Financial Corp	2,781
28,968		Reliant Bancorp Inc	472
68,569		Renasant Corp	1,707
9,140		Republic Bancorp, Inc (Class A)	299
32,974	*	Republic First Bancorp, Inc	80
1,238,758		Resona Holdings, Inc	4,239
1,280,639		RHB Capital BHD	1,435
10,685		Richmond Mutual Bancorporation, Inc	120
77,713		Ringkjoebing Landbobank A.S.	5,506
16,237		Riverview Bancorp, Inc	92
1,168,385		Riyad Bank	5,268
5,200	*,†	Roskilde Bank	0
1,780,286		Royal Bank of Canada	120,788
6,718,794		Royal Bank of Scotland Group plc	10,087
61,894		S&T Bancorp, Inc	1,451
2,198		Salisbury Bancorp, Inc	90
773,485		Samba Financial Group	5,562
8,300		San ju San Financial Group, Inc	102
131,350		Sandy Spring Bancorp, Inc	3,255
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,864		San-In Godo Bank Ltd	$388
608,993		Saudi British Bank	3,711
6,147		SB Financial Group, Inc	102
6,182		SB One Bancorp	122
5,171,596	*	Sberbank of Russia (ADR)	58,646
46,333	*	Seacoast Banking Corp of Florida	945
96,630		Security Bank Corp	201
8,095	*	Security National Financial Corp	55
13,194	*	Select Bancorp, Inc	107
106,780		Senshu Ikeda Holdings, Inc	159
41,835		ServisFirst Bancshares, Inc	1,496
451,617		Seven Bank Ltd	1,238
2,672,393		Shanghai Commercial & Savings Bank Ltd	4,145
1,104,800	*	Shanghai Pudong Development Bank Co Ltd	1,656
44,200		Shiga Bank Ltd	984
15,478		Shikoku Bank Ltd	113
580,770		Shinhan Financial Group Co Ltd	14,035
132,758	*	Shinsei Bank Ltd	1,606
37,246		Shizuoka Bank Ltd	240
10,626		Shore Bancshares, Inc	118
1,974,900		Siam Commercial Bank PCL (ADR)	4,655
935,897		Siam Commercial Bank PCL (Foreign)	2,227
25,664		Sierra Bancorp	485
87,908		Signature Bank	9,399
47,388	*	Silvergate Capital Corp	663
271,764		Simmons First National Corp (Class A)	4,650
21,992,617		SinoPac Financial Holdings Co Ltd	8,129
382,870	g	Skandiabanken ASA	2,507
3,044,351		Skandinaviska Enskilda Banken AB (Class A)	26,427
11,746		SmartFinancial, Inc	190
120,218		Societe Generale	2,010
18,856		South Plains Financial Inc	269
137,253		South State Corp	6,541
9,725	*	Southern First Bancshares, Inc	269
8,280		Southern Missouri Bancorp, Inc	201
57,023		Southern National Bancorp of Virginia, Inc	553
42,447		Southside Bancshares, Inc	1,177
49,433		Spar Nord Bank AS	394
81,104		Sparebank Oestlandet	740
96,052		SpareBank SR-Bank ASA	703
127,182		Sparebanken Midt-Norge	1,040
406,176		Sparebanken Nord-Norge	2,636
14,983	*	Spirit of Texas Bancshares, Inc	184
1,613	e	St Galler Kantonalbank	722
3,346		Standard AVB Financial Corp	78
1,675,022		Standard Bank Group Ltd	10,111
3,881,516		Standard Chartered plc	21,041
1,544,522	*	State Bank of India	3,659
38,652		Sterling Bancorp	453
12,473		Sterling Bancorp, Inc	45
52,876		Stock Yards Bancorp, Inc	2,126
4,249,185		Sumitomo Mitsui Financial Group, Inc	119,920
603,445		Sumitomo Mitsui Trust Holdings, Inc	17,005
8,635		Summit Financial Group, Inc	142
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,224,692	e	Suruga Bank Ltd	$4,305
15,138	*	SVB Financial Group	3,263
704,936		Svenska Handelsbanken AB	6,694
118,620		Swedbank AB (A Shares)	1,523
33,396		Sydbank AS	620
30,649		Synovus Financial Corp	629
538,303		Taichung Commercial Bank	213
5,375,613		Taishin Financial Holdings Co Ltd	2,444
3,111,075		Taiwan Business Bank	1,144
6,849,573		Taiwan Cooperative Financial Holding	4,835
1,128,045		TCF Financial Corp	33,187
667,752		TCS Group Holding plc (ADR)	13,555
8,459		Territorial Bancorp, Inc	201
86,585	*	Texas Capital Bancshares, Inc	2,673
6,228		Texcell-NetCom Co Ltd	32
171,947		TFS Financial Corp	2,461
2,511,900		Thanachart Capital PCL	2,908
328,580	*	The Bancorp, Inc	3,220
128,186	e	Timbercreek Financial Corp	811
4,890		Timberland Bancorp, Inc	89
24,804,654		TMB Bank PCL (Foreign)	848
90,643		Toho Bank Ltd	188
107,970		Tokyo TY Financial Group, Inc	1,106
70,064		Tomony Holdings, Inc	225
13,008		Tompkins Financial Corp	843
2,332,035		Toronto-Dominion Bank	104,079
14,800		Towa Bank Ltd	96
136,353		Towne Bank	2,569
34,923		Trico Bancshares	1,063
153,158	*	Tristate Capital Holdings, Inc	2,406
20,800	*	Triumph Bancorp, Inc	505
3,858,441		Truist Financial Corp	144,884
414,157		Trustco Bank Corp NY	2,622
104,404		Trustmark Corp	2,560
9,183,435	*	Turkiye Garanti Bankasi AS	11,323
142,539	*	Turkiye Halk Bankasi AS	133
1,305,245	*	Turkiye Is Bankasi (Series C)	1,066
20,768,677	*	Turkiye Sinai Kalkinma Bankasi AS	3,909
78,323		UMB Financial Corp	4,038
44,200		Umpqua Holdings Corp	470
417,807	g	Unicaja Banco S.A.	214
5,781,595		UniCredit S.p.A.	53,360
317,230	*	Union Bank Of Taiwan	120
917,500		United Bank Ltd	567
224,653		United Bankshares, Inc	6,214
306,006		United Community Banks, Inc	6,157
1,720,400		United Overseas Bank Ltd	25,138
10,134		United Security Bancshares	68
6,779		Unity Bancorp, Inc	97
128,475		Univest Financial Corp	2,074
4,602,593		US Bancorp	169,467
8,881		Valiant Holding	829
586,805		Valley National Bancorp	4,589
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
300,135		Van Lanschot Kempen NV (ADR)	$4,349
78,750		Veritex Holdings, Inc	1,394
1,196,022	*	VTB Bank PJSC (GDR) Equiduct	1,116
396,904	*	VTB Bank PJSC (GDR) Tradegate	373
107,006		Walker & Dunlop, Inc	5,437
202,481		Washington Federal, Inc	5,435
52,074		Washington Trust Bancorp, Inc	1,705
41,012		Waterstone Financial, Inc	608
19,171		Webster Financial Corp	548
4,409,888		Wells Fargo & Co	112,893
108,215		WesBanco, Inc	2,198
21,906		West Bancorporation, Inc	383
46,982		Westamerica Bancorporation	2,698
20,339		Western Alliance Bancorp	770
18,503		Western New England Bancorp, Inc	107
3,482,452		Westpac Banking Corp	43,647
12,438		Wintrust Financial Corp	543
326,055		Woori Financial Group, Inc	2,403
172,833		WSFS Financial Corp	4,960
12,000		Yamagata Bank Ltd	148
307,199		Yamaguchi Financial Group, Inc	1,888
80,058		Yamanashi Chuo Bank Ltd	634
2,064,787	*	Yapi ve Kredi Bankasi	737
298,569	*	Yes Bank Ltd	103
144,098		Zions Bancorporation	4,899
		TOTAL BANKS	5,971,266

CAPITAL GOODS - 6.4%
578,926		3M Co	90,307
219,270		A.O. Smith Corp	10,332
144,573		Aalberts Industries NV	4,741
4,851,517		Aamal Co	991
36,461	e	Aaon, Inc	1,979
130,810		AAR Corp	2,704
1,403,666		ABB Ltd	31,839
1,537,306		Aboitiz Equity Ventures, Inc	1,406
2,085,000		AcBel Polytech, Inc	1,399
296,582		ACS Actividades de Construccion y Servicios S.A.	7,622
8,666		Acuity Brands, Inc	830
741,700		Adani Enterprises Ltd	1,554
19,460	e	Adapteo Oyj	166
106,904	*	AddTech AB	4,324
12,900		Advan Co Ltd	161
284,532		Advanced Drainage Systems, Inc	14,056
50,421		AECC Aero-Engine Control Co Ltd	98
107,500	*	AECC Aviation Power Co Ltd	359
327,486	*	Aecom Technology Corp	12,307
206,763		Aecon Group, Inc	2,248
40,144	*	Aegion Corp	637
124,133	*	AerCap Holdings NV	3,823
70,067	*	Aerojet Rocketdyne Holdings, Inc	2,777
46,399	*	Aerovironment, Inc	3,695
31,170		AFG Arbonia-Forster Hldg	323
21,389	e	AG Growth International Inc	430
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,127,200		AGCO Corp	$62,515
46,393		AIA Engineering Ltd	985
27,352		Aica Kogyo Co Ltd	899
16,100		Aichi Corp	111
27,241		Aida Engineering Ltd	184
185,232		Air Lease Corp	5,425
890,638		Airbus SE	63,818
99,579		Airtac International Group	1,759
10,819		Alamo Group, Inc	1,110
59,699		Albany International Corp (Class A)	3,505
864,382		Alfa Laval AB	19,068
5,181,614	e	Alfa S.A. de C.V. (Class A)	2,919
6,957	*,g	Alfen Beheer BV	281
21,244	g	Alimak Group AB	230
219,857		Allegion plc	22,474
19,432,218	*	Alliance Global Group, Inc	2,664
353,346		Allied Electronics Corp Ltd	412
13,460		Allied Motion Technologies, Inc	475
481,534		Allison Transmission Holdings, Inc	17,711
10,689	*	Alpha Pro Tech Ltd	189
3,363		Alstom Projects India Ltd	20
39,069		Alstom RGPT	1,821
14,879	*	Alta Equipment Group, Inc	116
129,989		Altra Industrial Motion Corp	4,141
358,232		Amada Co Ltd	2,933
5,037		Amara Raja Batteries Ltd	43
21,444	*	Ameresco, Inc	596
21,318	*,e	American Superconductor Corp	173
33,473	*	American Woodmark Corp	2,532
160,957		Ametek, Inc	14,385
50,883	*,e	Andritz AG.	1,855
14,287		Anest Iwata Corp	111
35,937		Apogee Enterprises, Inc	828
125,350		Applied Industrial Technologies, Inc	7,821
22,116	*	Aprogen KIC, Inc	54
154,295	e	Arcadis NV	2,797
65,833		Arcosa, Inc	2,778
25,532		Argan, Inc	1,210
116,655		Armstrong World Industries, Inc	9,094
25,400		Asahi Diamond Industrial Co Ltd	116
227,138		Asahi Glass Co Ltd	6,512
304,280		Aselsan Elektronik Sanayi Ve Ticaret AS	1,436
1,677,480		Ashok Leyland Ltd	1,045
1,427,320		Ashtead Group plc	48,148
69,144		Ashtrom Group Ltd	734
1,103,285		Assa Abloy AB	22,581
19,236		Astec Industries, Inc	891
52,518		Astral Polytechnik Ltd	666
77,007	*	Astronics Corp	813
307,337	*	Atkore International Group, Inc	8,406
531,631	e	Atlas Copco AB (A Shares)	22,640
240,514		Atlas Copco AB (B Shares)	8,937
84,529	*	ATS Automation Tooling Systems, Inc	1,190
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,735,137		Austal Ltd	$3,911
104,600		AVIC Aircraft Co Ltd	264
135,900	*	AVIC Electromechanical Systems Co Ltd	152
45,600		AVIC Shenyang Aircraft Co Ltd	212
1,628,719		AviChina Industry & Technology Co	743
26,700	*	AVICOPTER plc	156
39,105	*	Axon Enterprise, Inc	3,837
216,204		Ayala Corp	3,394
287,889		AZZ, Inc	9,880
39,936	e	Badger Daylighting Ltd	874
4,909,521		BAE Systems plc	29,356
1,771,361		Balfour Beatty plc	5,703
186,552	*,e	Ballard Power Systems, Inc	2,871
16,400		Bando Chemical Industries Ltd	100
357,642		Barloworld Ltd	1,426
97,278		Barnes Group, Inc	3,848
8,355		BayWa AG.	270
76,945	*	Beacon Roofing Supply, Inc	2,029
103,792	e	Beijer Ref AB	3,148
65,691		Beijing New Building Materials plc	199
1,002		Belimo Holding AG.	7,416
300,000		BES Engineering Corp	72
6,263		BGF Co Ltd	22
1,433,552		Bharat Electronics Ltd	1,687
185,798		Bharat Heavy Electricals	88
226,342		Bidvest Group Ltd	1,857
39,321	*,e	Biesse S.p.A.	499
156,570		Bizlink Holdings Inc	1,123
382,908	*,e	Bloom Energy Corp	4,166
33,764	*	Blue Bird Corp	506
5,651		Blue Star Ltd	38
409,176	*	BMC Stock Holdings, Inc	10,287
4,260	e	Bobst Group AG.	252
202,700	g	BOC Aviation Ltd	1,305
559,336		Bodycote plc	4,337
1,075,231		Boeing Co	197,090
2,436,492	*,e	Bombardier, Inc	754
29,077	e	Bonheur ASA	715
43,135	e	Boskalis Westminster	852
3,053	e	Bossard Holding AG.	468
298,656		Bouygues S.A.	10,230
49,032		Brenntag AG.	2,600
93,000		Brighton-Best International Taiwan, Inc	85
13,868		Bucher Industries AG.	4,006
19,659		Budimex S.A.	1,065
14,759		Bufab AB	156
435,760	*	Builders FirstSource, Inc	9,020
141,100		Bunka Shutter Co Ltd	977
506,873		Bunzl plc	13,596
5,138		Burckhardt Compression Holding AG.	1,259
2,116	e	Burkhalter Holding AG.	136
129,935		BWX Technologies, Inc	7,360
263,137		CAE, Inc	4,268
112,347	e	Caesarstone Sdot-Yam Ltd	1,331
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,003	*	CAI International, Inc	$450
17,086		Carbone Lorraine	410
9,595		Carborundum Universal Ltd	36
53,671		Cargotec Corp (B Shares)	1,253
110,494		Carlisle Cos, Inc	13,223
2,004,643		Carrier Global Corp	44,543
915,216		Caterpillar, Inc	115,775
18,700		Central Glass Co Ltd	318
983		Cera Sanitaryware Ltd	29
43,922	*	Ceres Power Holdings plc	296
1,137,225		CH Karnchang PCL	741
952,400	*,e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	737
66,517	*	Chart Industries, Inc	3,225
65,824		Cheil Industries, Inc	6,403
629,844		Chicony Power Technology Co Ltd	1,444
129,600	*	China Aerospace Times Electronics Co Ltd	119
965,500		China Aircraft Leasing Group Holdings Ltd	787
47,183		China Avionics Systems Co Ltd	89
257,300		China Communications Construction Co Ltd	268
2,725,492		China Communications Construction Co Ltd (Hong Kong)	1,546
1,515,671	e	China Communications Services Corp Ltd	950
986,500		China Conch Venture Holdings Ltd	4,187
74,175		China Fangda Group Co Ltd	28
108,700		China Gezhouba Group Co Ltd	92
97,000		China High Speed Transmission Equipment Group Co Ltd	56
916,000		China Lesso Group Holdings Ltd	1,202
193,000	*	China Machinery Engineering Corp	51
14,600		China Meheco Co Ltd	29
206,700	*	China National Chemical Engineering Co Ltd	161
1,224,743		China Railway Construction Corp	970
553,000		China Railway Construction Corp Ltd	658
1,045,300		China Railway Group Ltd	745
6,647,027		China Railway Group Ltd (Hong Kong)	3,431
1,257,200		China Shipbuilding Industry Co Ltd	714
36,500	*	China Spacesat Co Ltd	160
2,066,006		China State Construction Engineering Corp Ltd	1,398
1,162,685		China State Construction International Holdings Ltd	683
86,728		China Yuchai International Ltd	1,247
1,063,108	*,e	Chiyoda Corp	2,806
4,600		Chiyoda Integre Co Ltd	71
5,760		Chori Co Ltd	99
16,500		Chudenko Corp	355
37,000	g	CIMC Vehicles Group Co Ltd	26
252,972		CIMIC Group Ltd	4,251
34,598	*	CIRCOR International, Inc	882
3,800,796		Citic Pacific Ltd	3,589
689,000	*	Citic Resources Holdings Ltd	22
35,337		CJ Corp	2,553
3,718,819		CK Hutchison Holdings Ltd	24,082
25,093		CKD Corp	447
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
133,927		CNH Industrial NV	$941
2,858,224		CNH Industrial NV (NYSE)	20,093
8,337	g	Cochin Shipyard Ltd	33
2,457,377		Cofide S.p.A.	1,149
217,693	*	Colfax Corp	6,074
75,259		Columbus McKinnon Corp	2,517
234,936		Comfort Systems USA, Inc	9,574
3,160,195		Compagnie de Saint-Gobain	114,023
4,360	*,e	Compagnie d'Entreprises CFE	299
159,847		COMSYS Holdings Corp	4,740
20,895	*,e	Concrete Pumping Holdings Inc	73
43,708		Construcciones y Auxiliar de Ferrocarriles S.A.	1,590
28,722	*,e	Construction Partners Inc	510
114,600		Contemporary Amperex Technology Co Ltd	2,856
74,450		Continental Engineering Corp	33
2,921		Conzzeta AG.	2,619
65,684	*	Cornerstone Building Brands, Inc	398
12,395		Cosel Co Ltd	108
9,755		Crane Co	580
3,035,221		CRRC Corp Ltd	1,289
1,084,800		CRRC Corp Ltd (Class A)	857
1,440		CS Wind Corp	51
43,746	*	CSBC Corp Taiwan	35
47,479		CSW Industrials, Inc	3,281
580,000		CTCI Corp	769
27,797		Cubic Corp	1,335
14,834	*	Cummins India Ltd	77
33,554		Cummins, Inc	5,814
88,756		Curtiss-Wright Corp	7,924
93,441		Daelim Industrial Co	6,428
20,612		Daetwyler Holding AG.	4,041
118,235	*	Daewoo Engineering & Construction Co Ltd	339
44,638		Daewoo International Corp	521
23,759	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	541
36,100	e	Dai-Dan Co Ltd	945
55,113		Daifuku Co Ltd	4,830
54,628		Daihen Corp	1,955
57,471		Daiho Corp	1,297
31,120		Daiichi Jitsugyo Co Ltd	1,056
208,240		Daikin Industries Ltd	33,693
16,000		Daiwa Industries Ltd	135
6,274	e	Danieli & Co S.p.A.	80
154,555		Danieli & Co S.p.A. (RSP)	1,267
2,518		Dassault Aviation S.A.	2,310
91,614		DCC plc	7,645
797,270		Deere & Co	125,291
21,400		Denyo Co Ltd	380
63,079		Deutz AG.	297
62,937	g	Dilip Buildcon Ltd	228
235,674		Diploma plc	5,239
881,000		DMCI Holdings, Inc	73
5,702,049		Dogan Sirketler Grubu Holdings	1,747
24,847		Donaldson Co, Inc	1,156
124,100		Dongfang Electric Corp Ltd	156
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,759		Doosan Bobcat, Inc	$907
1,300	*	Doosan Corp	42
4,950	*	Doosan Fuel Cell Co Ltd	134
168,392	*	Doosan Heavy Industries and Construction Co Ltd	686
107,653	*	Doosan Infracore Co Ltd	657
20,141		Douglas Dynamics, Inc	707
674,703		Dover Corp	65,149
392,953	*,†	Drake & Scull International PJSC	1
1,678,000	*,e	Drone Delivery Canada Corp	1,088
356,000	*,e	DTXS Silk Road Investment Holdings Co Ltd	216
3,033,580		Dubai Investments PJSC	969
18,834	*	Ducommun, Inc	657
27,868		Duerr AG.	727
63,845	*	DXP Enterprises, Inc	1,271
26,870	*	Dycom Industries, Inc	1,099
711,000		Dynasty Ceramic PCL	46
4,822		Eastern Co	86
1,874,596		Eaton Corp	163,990
189,061		Ebara Corp	4,461
2,057		Ecopro BM Co Ltd	209
81,563		Eiffage S.A.	7,477
300,700		Ekovest BHD	36
22,754		Elbit Systems Ltd	3,127
38,246		Elco Holdings Ltd	1,265
2,015		Electra Israel Ltd	859
617,959		ElSwedy Cables Holding Co	255
272,566		EMCOR Group, Inc	18,028
1,152,633	*,e	Emeco Holdings Ltd	802
132,680		Emerson Electric Co	8,230
4,463,800	*	Empresa Brasileira de Aeronautica S.A.	6,641
47,808		Encore Wire Corp	2,334
31,081	*,e	Energy Recovery, Inc	236
77,015		Enerpac Tool Group Corp	1,355
44,873		EnerSys	2,889
35,551		Engineers India Ltd	36
70,613		EnPro Industries, Inc	3,481
156,000	e	Enric Energy Equipment Holdings Ltd	62
51,057	e	Epiroc AB	627
505,788		Epiroc AB (Class A)	6,338
45,715		ESCO Technologies, Inc	3,864
189,391		Escorts Ltd	2,610
66,530		Eve Energy Co Ltd	452
4,347	*,e	EVI Industries, Inc	94
487,445	*	Evoqua Water Technologies Corp	9,066
10,596	e	FACC AG.	77
396,461		Famur S.A.	222
276,410	*	Fangda Carbon New Material Co Ltd	247
99,799		Fanuc Ltd	17,891
2,564,680		Far Eastern Textile Co Ltd	2,436
832,292		Fastenal Co	35,655
272,099		Federal Signal Corp	8,090
13,378	*	Feelux Co Ltd	50
99,899		Ferguson plc	8,168
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
447,815		Ferrovial S.A.	$11,970
264,695	*,e	Fincantieri S.p.A	183
435,047		Finmeccanica S.p.A.	2,900
248,531	e	Finning International, Inc	3,389
14,295		Finolex Cables Ltd	54
91,762		Flowserve Corp	2,617
170,163	e	FLSmidth & Co AS	4,950
25,392	*	Fluidra S.A.	337
220,894		Fluor Corp	2,668
3,029	*	Fomento de Construcciones y Contratas S.A.	29
64,274	*	Fomento de Construcciones y Contratas S.A.	608
1,302,659		Fortive Corp	88,138
184,023		Fortune Brands Home & Security, Inc	11,765
2,145,724	e	Fosun International	2,750
174,919	*	Foundation Building Materials, Inc	2,730
40,553		Franklin Electric Co, Inc	2,130
431,411	*	FuelCell Energy, Inc	975
249,569		Fuji Electric Holdings Co Ltd	6,869
34,245		Fuji Machine Manufacturing Co Ltd	602
134,078		Fujikura Ltd	388
132,700		Fujitec Co Ltd	2,442
14,000	e	Fukuda Corp	635
6,539		Fukushima Industries Corp	208
1,855,000	*	Fullshare Holdings Ltd	34
14,756		Furukawa Co Ltd	150
58,344		Furukawa Electric Co Ltd	1,417
16,181		Futaba Corp/Chiba	148
3,077,196		Gamuda BHD	2,629
66,414	*	Gates Industrial Corp plc	683
56,102		GATX Corp	3,421
593,398		GEA Group AG.	18,833
25,105		Geberit AG.	12,596
6,300		Gecoss Corp	54
209,705	*	GEK Group of Cos S.A.	1,425
6,912	*	Gencor Industries, Inc	87
17,039	*	Generac Holdings, Inc	2,078
390,817		General Dynamics Corp	58,412
3,768,149		General Electric Co	25,736
3,871	*,e	General Finance Corp	26
2,622		Georg Fischer AG.	2,260
156,050	*	Gibraltar Industries, Inc	7,492
8,901		Giken Seisakusho Co, Inc	420
25,756		Glory Ltd	588
781	*	GMM Pfaudler Ltd	43
175,379	*	GMS, Inc	4,313
43,485		Godrej Industries Ltd	241
18,578		Gorman-Rupp Co	577
52,025		Graco, Inc	2,497
140,630		GrafTech International Ltd	1,122
159,910		Grafton Group plc	1,308
13,050		Graham Corp	166
42,541		Granite Construction, Inc	814
172,320		Graphite India Ltd	419
558,094	*	Great Lakes Dredge & Dock Corp	5,168
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,695		Greenbrier Cos, Inc	$653
43,188		Griffon Corp	800
326,784	*,e	Grupo Carso S.A. de C.V. (Series A1)	637
11,795	*,e	Grupo Empresarial San Jose	63
36,617		Grupo Rotoplas SAB de C.V.	23
48,227		GS Engineering & Construction Corp	993
189,553		GS Yuasa Corp	3,366
419,480		GT Capital Holdings, Inc	3,850
3,759,152		Gunkul Engineering PCL	318
78,600	*	Guocheng Mining Co Ltd	206
43,000		Guoxuan High-Tech Co Ltd	164
121,087		GWA International Ltd	234
98,541		H&E Equipment Services, Inc	1,821
530,813	e	Haitian International Holdings Ltd	1,081
64,796	*	Hangzhou Steam Turbine Co	67
19,579		Hanwa Co Ltd	359
26,874		Hanwha Corp	502
532,700		HAP Seng Consolidated BHD	1,097
136,000	*	Harbin Power Equipment	53
27,694	e	Harmonic Drive Systems, Inc	1,528
238,520	*	Harsco Corp	3,222
136,173		Havells India Ltd	1,045
510,974		Hazama Ando Corp	2,964
59,639	*	HC2 Holdings, Inc	199
262,471	*	HD Supply Holdings, Inc	9,095
8,774		HDC Hyundai Development Co-Engineering & Construction	155
97,500	*	Hebei Construction Group Corp Ltd	115
22,600		Hefei Meiya Optoelectronic Technology, Inc	168
27,217		HEG Ltd	299
67,006		HEICO Corp	6,677
229,201		HEICO Corp (Class A)	18,620
26,136		Helios Technologies, Inc	974
69,656	*	Herc Holdings, Inc	2,141
49,858	*,e	Hexagon Composites ASA	210
1,506,943		Hexcel Corp	68,144
8,028		Hibiya Engineering Ltd	139
90,185		Hillenbrand, Inc	2,441
1,065,412		Hino Motors Ltd	7,228
5,000		Hirata Corp	263
9,624	e	Hisaka Works Ltd	67
190,126	*	Hitachi Construction Machinery Co Ltd	5,281
561,600		Hitachi Zosen Corp	2,054
136,710		Hiwin Technologies Corp	1,371
57,279		Hochtief AG.	5,097
3,138,646		Honeywell International, Inc	453,817
248,000	*	Hong Kong Finance Investment Holding Group Ltd	24
32,500	*	Hongfa Technology Co Ltd	185
49,650		Hoshizaki Electric Co Ltd	4,256
14,701		Hosokawa Micron Corp	779
1,135,638		Howden Joinery Group plc	7,775
699,632		Howmet Aerospace, Inc	11,089
26,100		Huangshi Dongbei Electrical Appliance Co Ltd	65
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,200		Hubbell, Inc	$1,404
23,811		Huber & Suhner AG.	1,674
61,494		Huntington Ingalls	10,730
4,062		Hurco Cos, Inc	114
12,814		Hyster-Yale Materials Handling, Inc	495
2,550	*	Hyundai Construction Equipment Co Ltd	47
8,204		Hyundai Development Co	58
3,752	*	Hyundai Electric & Energy System Co Ltd	25
3,931		Hyundai Elevator Co Ltd	229
122,980		Hyundai Engineering & Construction Co Ltd	3,407
68,169	*	Hyundai Heavy Industries	5,018
6,824		Hyundai Mipo Dockyard	179
6,127		Hyundai Robotics Co Ltd	1,265
10,205	*	Hyundai Rotem Co Ltd	132
17,377		Idec Corp	278
19,531		IDEX Corp	3,087
6,996	*	IES Holdings, Inc	162
2,002,512		IJM Corp BHD	851
1,400		Iljin Diamond Co Ltd	50
207,247		Illinois Tool Works, Inc	36,237
267,552		IMI plc	3,052
60,715		Implenia AG.	2,258
317,078	e	Impregilo S.p.A.	499
7,071	e	IMS-Intl Metal Service	93
109,923		Inaba Denki Sangyo Co Ltd	2,451
73,316		Inabata & Co Ltd	889
1,605	g	IndiaMart InterMesh Ltd	49
9,996	*	Indus Holding AG.	338
11,571	e	Industria Macchine Automatiche S.p.A.	696
1,460,512		Industries Qatar QSC	3,096
78,472		Indutrade AB	3,112
761,784	*	Ingersoll Rand, Inc	21,421
65,500		Inner Mongolia First Machinery Group Co Ltd	96
89,452		Instalco AB	1,384
51,436		Insteel Industries, Inc	981
74,848		Interpump Group S.p.A.	2,232
718		Interroll Holding AG.	1,453
128,773	e	Investment AB Latour	2,338
301,375		Inwido AB	2,103
25,400		Iochpe-Maxion S.A.	63
271,779	*	IRB Infrastructure Developers Ltd	320
3,215		IS Dongseo Co Ltd	76
8,300		Iseki & Co Ltd	86
2,015,451		Ishikawajima-Harima Heavy Industries Co Ltd	29,242
34,942		Italmobiliare S.p.A	1,143
237,653	*,e	Itm Power PLC	775
1,413,893		Itochu Corp	30,594
844,416		ITT, Inc	49,601
49,438		Iwatani International Corp	1,729
226,359		Jacobs Engineering Group, Inc	19,195
22,960		Japan Pulp & Paper Co Ltd	840
32,061		Japan Steel Works Ltd	458
301,468		Jardine Matheson Holdings Ltd	12,605
411,888		Jardine Strategic Holdings Ltd	8,885
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
188,700	e	JDC Corp	$1,014
101,793	*	JELD-WEN Holding, Inc	1,640
2,163,097		JG Summit Holdings (Series B)	2,823
1,492,296		JGC Corp	15,736
50,176		Jiangsu Hengli Hydraulic Co Ltd	572
129,800		Jiangsu Zhongtian Technology Co Ltd	212
27,887		John Bean Technologies Corp	2,399
265,344	g	John Laing Group plc	1,149
439,080		Johnson Controls International plc	14,990
654,929		Johnson Electric Holdings Ltd	1,165
14,345	g	JOST Werke AG.	484
230,782		JTEKT Corp	1,802
12,054		Judges Scientific plc	757
50,108		Jungheinrich AG.	1,178
4,858		Kaba Holding AG.	2,653
9,483		Kadant, Inc	945
14,494		Kajaria Ceramics Ltd	76
192,313		Kajima Corp	2,299
8,689		Kalpataru Power Transmission Ltd	25
51,400	*	Kama Co Ltd	22
24,623		Kaman Corp	1,024
10,275		Kamei Corp	97
17,700		Kanamoto Co Ltd	388
417,300		Kandenko Co Ltd	3,547
42,800		Kanematsu Corp	514
628,955		KAP Industrial Holdings Ltd	91
19,811	e	Kardex AG.	3,643
11,900		Katakura Industries Co Ltd	127
36,132		Kawasaki Heavy Industries Ltd	522
8,767		KCC Corp	976
121,070		KEC International Ltd	435
8,763		KEI Industries Ltd	41
66,959		Keihan Electric Railway Co Ltd	2,990
36,992		Keller Group plc	291
1,842,062		Kennametal, Inc	52,886
3,033		KEPCO Engineering & Construction Co, Inc	38
1,373,379	e	Keppel Corp Ltd	5,915
403,572		Kinden Corp	6,670
15,000		King Slide Works Co Ltd	171
29,405		Kingspan Group plc	1,898
88,217	*	KION Group AG.	5,432
36,700		Kitz Corp	235
108,540	*	Kloeckner & Co AG.	595
656,230		KOC Holding AS	1,726
7,293	*	Koenig & Bauer AG.	163
184,370		Komatsu Ltd	3,776
2,111	e	Komax Holding AG.	344
23,990		Komori Corp	157
159,871		Kone Oyj (Class B)	11,026
34,206	*	Konecranes Oyj	776
126,732		Kongsberg Gruppen ASA	1,784
161,624		Koninklijke BAM Groep NV	293
66,568		Korea Aerospace Industries Ltd	1,328
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,241		Korea Electric Terminal Co Ltd	$33
44,631	*	Kornit Digital Ltd	2,382
130,209	*	Kratos Defense & Security Solutions, Inc	2,035
7,644		Krones AG.	491
383,714		Kubota Corp	5,740
130,804		Kumagai Gumi Co Ltd	3,142
169,000		Kung Long Batteries Industrial Co Ltd	851
175,210		Kurita Water Industries Ltd	4,874
14,554		Kyokuto Kaihatsu Kogyo Co Ltd	178
53,955		Kyowa Exeo Corp	1,295
22,722		Kyudenko Corp	671
1,367		Kyung Dong Navien Co Ltd	47
734,892		L3Harris Technologies, Inc	124,689
705		Lakshmi Machine Works Ltd	27
631,561		Larsen & Toubro Ltd	7,926
3,584	*	Lawson Products, Inc	116
29,430	*	LB Foster Co (Class A)	376
93,630		Legrand S.A.	7,114
55,968		Lennox International, Inc	13,040
196,933		LG Corp	11,753
32,458		LG Hausys Ltd	1,748
130,283		LG International Corp	1,700
44,004	e	Lifco AB	2,806
2,464		LIG Nex1 Co Ltd	62
9,015		Lincoln Electric Holdings, Inc	759
151,555		Lindab International AB	1,786
9,283		Lindsay Corp	856
19,971		LISI	417
142,986		LIXIL Group Corp	2,008
403,353		Lockheed Martin Corp	147,192
9,317,000		Lonking Holdings Ltd	2,838
48,561		Lotte Corp	1,284
86,096		LS Cable Ltd	2,512
28,433		LS Industrial Systems Co Ltd	1,145
22,263		LSI Industries, Inc	144
40,127		Luxfer Holdings plc	568
31,196	*	Lydall, Inc	423
25,832		Mabuchi Motor Co Ltd	824
346,915		Maeda Corp	2,655
10,233		Maeda Kosen Co Ltd	234
91,793		Maeda Road Construction Co Ltd	1,731
76,394	e	Maire Tecnimont S.p.A	149
12,939		Makino Milling Machine Co Ltd	398
64,903		Makita Corp	2,360
450,100		Malaysian Resources Corp BHD	50
5,303	*,e	Manitou BF S.A.	104
58,301	*	Manitowoc Co, Inc	634
109,400		Marcopolo S.A.	59
1,207,175		Marubeni Corp	5,483
1,080,472		Masco Corp	54,251
92,729	*	Masonite International Corp	7,212
88,073	*	Mastec, Inc	3,952
12,800		Max Co Ltd	181
114,649	e	Maxar Technologies, Inc	2,059
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,201	*	MBB SE	$530
660,083		Meggitt plc	2,404
140,064		Meidensha Corp	2,277
14,300		Meisei Industrial Co Ltd	106
638,015		Melrose Industries plc	899
32,332	*	Mercury Systems, Inc	2,543
63,437	*	Meritor, Inc	1,256
790,800		Metallurgical Corp of China Ltd	282
6,000		METAWATER Co Ltd	276
13,752		Metso Oyj	452
11,904	*	Middleby Corp	940
25,394		Mie Kotsu Group Holdings, Inc	111
54,777		Millat Tractors Ltd	232
49,365		Miller Industries, Inc	1,470
538,090		Minebea Co Ltd	9,808
44,062	e	Miraito Holdings Corp	660
250,854		MISUMI Group, Inc	6,299
1,290,213		Mitsubishi Corp	27,264
1,803,163		Mitsubishi Electric Corp	23,552
129,627		Mitsubishi Heavy Industries Ltd	3,061
13,500		Mitsubishi Nichiyu Forklift Co Ltd	120
12,050		Mitsuboshi Belting Co Ltd	189
1,927,987		Mitsui & Co Ltd	28,566
35,116	*	Mitsui Engineering & Shipbuilding Co Ltd	136
65,331		Miura Co Ltd	2,722
51,380		Monadelphous Group Ltd	388
241,595		MonotaRO Co Ltd	9,707
82,297		Moog, Inc (Class A)	4,360
591,850		Morgan Crucible Co plc	1,770
22,037		Morgan Sindall plc	336
71,144	e	Mori Seiki Co Ltd	869
16,000		Morita Holdings Corp	279
44,583	*,e	Mota Engil SGPS S.A.	57
541,395	*	MRC Global, Inc	3,200
97,000		MSC Industrial Direct Co (Class A)	7,063
68,671		MTU Aero Engines Holding AG.	11,956
239,837		Mueller Industries, Inc	6,375
460,390		Mueller Water Products, Inc (Class A)	4,341
66,877	*,e,g	Munters Group AB	377
61,175	*	MYR Group, Inc	1,952
68,523	e	Nabtesco Corp	2,121
6,733		Nachi-Fujikoshi Corp	212
57,300		Nagase & Co Ltd	717
46,000	*	Nanyang Topsec Technologies Group, Inc	174
218,800		NARI Technology Co Ltd	631
40,327		National Central Cooling Co PJSC	21
4,465		National Presto Industries, Inc	390
99,839	*	Navistar International Corp	2,815
88,467		NBCC India Ltd	27
188,868		NCC AB (B Shares)	3,070
967,974	*	NEL ASA	1,928
11,562	*	Nesco Holdings, Inc	46
79,857		Nexans S.A.	3,715
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,408		NFI Group, Inc	$790
230,880		NGK Insulators Ltd	3,199
326,747		Nibe Industrier AB	7,247
62,440		Nichias Corp	1,305
7,400		Nichiden Corp	162
38,745		Nichiha Corp	828
10,400	*	Nichireki Co Ltd	155
199,418		Nidec Corp	13,435
2,285		Nihon Trim Co Ltd	65
13,340	*	Nilfisk Holding A.S.	184
87,976		Nippo Corp	2,222
5,000		Nippon Carbon Co Ltd	160
56,100	e	Nippon Densetsu Kogyo Co Ltd	1,242
10,725		Nippon Koei Co Ltd	300
7,300		Nippon Road Co Ltd	491
3,572	*	Nippon Sharyo Ltd	83
47,200	e	Nippon Sheet Glass Co Ltd	165
7,517		Nippon Steel Trading Co Ltd	238
26,440		Nippon Thompson Co Ltd	83
251,100		Nishimatsu Construction Co Ltd	5,012
15,600		Nishio Rent All Co Ltd	322
4,095		Nissei ASB Machine Co Ltd	122
483,332	e	Nisshinbo Industries, Inc	3,516
24,800		Nissin Electric Co Ltd	242
11,900		Nitta Corp	259
201,800	e	Nitto Boseki Co Ltd	10,068
92,544		Nitto Kogyo Corp	1,663
4,473		Nitto Kohki Co Ltd	74
7,435		Nittoku Engineering Co Ltd	210
36,012	*	NKT Holding AS	808
68,785		NN, Inc	326
2,400	*,†,e	Noble Group Ltd	0	^
47,782		Nolato AB (B Shares)	3,231
73,133	*	Nordex AG.	731
85,667		Nordson Corp	16,252
4,683		Noritake Co Ltd	153
9,351		Noritsu Koki Co Ltd	131
14,831		Noritz Corp	181
17,860	*	NORMA Group	478
397,514		Northrop Grumman Corp	122,212
15,819	*	Northwest Pipe Co	397
262,857	*	NOW, Inc	2,268
1,333,413		NRW Holdings Ltd	1,748
2,872,255		NSK Ltd	21,435
214,061		NTN Corp	430
9,250	*	NV5 Global Inc	470
99,914		nVent Electric plc	1,871
2,092,711		NWS Holdings Ltd	1,820
5,846	e	Obara Corp	178
350,713		Obayashi Corp	3,297
109,257		OC Oerlikon Corp AG.	896
6,048		OHB AG.	285
11,521		Oiles Corp	149
18,200		Okabe Co Ltd	137
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,767		Okuma Holdings, Inc	$549
16,900		Okumura Corp	390
2,677		Omega Flex, Inc	283
53,370	*,e	Opus Global Rt	44
25,500		Organo Corp	1,380
68,378	*	Orion Energy Systems, Inc	237
46,806	e	OSG Corp	718
18,349		Oshkosh Corp	1,314
259,323		OSJB Holdings Corp	557
89,097	*	OSRAM Licht AG.	4,237
951,985		Otis Worldwide Corp	54,130
1,810		Otokar Otobus Karoseri Sanayi AS	40
222,408	e	Outotec Oyj	1,233
1,948,677		Owens Corning, Inc	108,658
271,601		PACCAR, Inc	20,329
34,090	*,e	Palfinger AG.	753
33,126		Park Aerospace Corp	369
814,608		Parker-Hannifin Corp	149,293
197,390	*,e	Parsons Corp	7,153
28,970		Patrick Industries, Inc	1,774
248,778		Peab AB (Series B)	2,056
52,158		Pentair plc	1,981
775,900	*	Pentamaster Corp BHD	942
1,492,887		Penta-Ocean Construction Co Ltd	8,062
84,971		PER Aarsleff A.S.	3,062
2,656		Pfeiffer Vacuum Technology AG.	490
85,887	*	PGT, Inc	1,347
889,186	*,e	Plug Power, Inc	7,300
11,055		PNC Infratech Ltd	21
22,205		PNE AG.	125
6,878		Polycab India Ltd	72
122,882		Polypipe Group plc	657
779,000		Polyplex PCL (Foreign)	420
5,654	e	Porr AG.	94
50,320		Powell Industries, Inc	1,378
595,000		Power Construction Corp of China Ltd	292
31,014	*	PowerCell Sweden AB	1,029
2,757		Preformed Line Products Co	138
114,467		Primoris Services Corp	2,033
23,578	*	Proto Labs, Inc	2,652
82,074		Prysmian S.p.A.	1,904
1,819,600		PT AKR Corporindo Tbk	326
2,803,600	*,†	PT Inovisi Infracom Tbk	0	^
2,889,888		PT Pembangunan Perumahan Tbk	178
1,455,100	*,†	PT Sitara Propertindo Tbk	20
1,000,300		PT Waskita Karya Persero Tbk	50
6,032,923		PT Wijaya Karya	510
1,051,376		QinetiQ plc	3,873
108,244		Quanex Building Products Corp	1,502
297,281		Quanta Services, Inc	11,662
24,900		Raito Kogyo Co Ltd	330
39,813		Randon Participacoes S.A.	70
2,701		Rational AG.	1,514
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,898		Raven Industries, Inc	$708
4,917,221	*	Raytheon Technologies Corp	302,999
82,626	*	RBC Bearings, Inc	11,075
102,000	*,e	Realord Group Holdings Ltd	57
78,797		Rechi Precision Co Ltd	46
62,748		Regal-Beloit Corp	5,479
496,046		Reliance Worldwide Corp Ltd	1,019
203,061	*	Resideo Technologies, Inc	2,380
374,070		Reunert Ltd	736
45,310		REV Group, Inc	276
921,098		Rexel S.A.	10,557
505,269		Rexnord Corp	14,729
29,000	*	Rexon Industrial Corp Ltd	78
97,617		Rheinmetall AG.	8,483
8,700		Rheon Automatic Machinery Co Ltd	100
61,211		Richelieu Hardware Ltd	1,302
1,965	e	Rieter Holding AG.	182
375,804		Rockwell Automation, Inc	80,046
15,353		Rockwool International AS (B Shares)	4,178
6,493,240		Rolls-Royce Group plc	22,925
439,603		Roper Technologies Inc	170,680
727,069		Rotork plc	2,516
34,000		Run Long Construction Co Ltd	71
57,844		Rush Enterprises, Inc (Class A)	2,398
3,312		Rush Enterprises, Inc (Class B)	118
187,401	e	Russel Metals, Inc	2,239
11,457		Ryobi Ltd	129
54,286	e	Saab AB (Class B)	1,364
199,626		Sacyr Vallehermoso S.A.	416
334,721		Safran S.A.	33,670
7,085		Salcef S.p.A	96
125,206	*	Samsung Engineering Co Ltd	1,290
269,314	*	Samsung Heavy Industries Co Ltd	1,348
186,298	*	Samsung Techwin Co Ltd	3,840
22,623	*	San Shing Fastech Corp	35
2,150,949		Sandvik AB	40,493
107,000		Sanki Engineering Co Ltd	1,227
12,200		Sankyo Tateyama, Inc	109
238,641		Sanwa Shutter Corp	2,145
240,000		Sany Heavy Equipment International	112
451,600		Sany Heavy Industry Co Ltd	1,205
4,400		Sanyo Denki Co Ltd	199
68,065	*	Saudi Ceramic Co	607
34,748	e	Savaria Corp	319
4,611		Schaeffler India Ltd	218
75,482		Schindler Holding AG.	17,863
6,918		Schindler Holding AG. (Registered)	1,640
973,814		Schneider Electric S.A.	108,324
542		Schweiter Technologies AG.	672
1,725,521		Seazen Group Ltd	1,498
700	e	SEC Carbon Ltd	43
13,695		Sekisui Jushi Corp	276
1,455,600	e	SembCorp Industries Ltd	1,843
434,000	*,e	SembCorp Marine Ltd	134
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,680	*,e	Semperit AG. Holding	$251
217,658		Senior plc	188
158,967	*	Sensata Technologies Holding plc	5,918
663,797		Service Stream Ltd	881
223,188	e	Seven Network Ltd	2,684
17,791		SFS Group AG.	1,677
31,775	*,e	SGL Carbon AG.	116
54,408	*	SGSB Group Co Ltd	19
208,700		Shanghai Construction Group Co Ltd	91
96,980		Shanghai Diesel Engine Co Ltd	32
298,900		Shanghai Electric Group Co Ltd	214
2,776,525	*	Shanghai Electric Group Co Ltd (Hong Kong)	792
63,200		Shanghai Highly Group Co Ltd	33
446,908		Shanghai Industrial Holdings Ltd	690
101,300		Shanghai Tunnel Engineering Co Ltd	81
107,423	*	Shapir Engineering and Industry Ltd	654
76,435		Shenzhen Inovance Technology Co Ltd	412
8,500		Shibuya Kogyo Co Ltd	222
194,002	*	Shikun & Binui Ltd	694
14,300		Shima Seiki Manufacturing Ltd	205
285,582		Shimizu Corp	2,353
41,100		Shin Nippon Air Technologies Co Ltd	906
33,000		Shin Zu Shing Co Ltd	168
10,100		Shinko Electric Co Ltd	96
24,600		Shinmaywa Industries Ltd	231
39,800		Shinnihon Corp	311
21,408	e	SHO-BOND Holdings Co Ltd	952
3,237,469	e	Shun TAK Holdings Ltd	1,212
57,990		Shyft Group, Inc	977
80,100	*	Siasun Robot & Automation Co Ltd	156
1,226,085		Siemens AG.	144,601
1,216,977	*,e	Siemens Gamesa Renewable Energy	21,668
54,840		Siemens India Ltd	797
5,475	*,e	SIF Holding NV	64
689,017	g	Signify NV	17,715
6,048,713		Sime Darby BHD	3,050
111,230		Simpson Manufacturing Co, Inc	9,383
1,336,300		Singapore Technologies Engineering Ltd	3,189
45,751		Sinko Industries Ltd	618
1,024,757		Sino Thai Engineering & Construction PCL	507
985,000		Sinopec Engineering Group Co Ltd	423
556,329		Sinotruk Hong Kong Ltd	1,452
19,961		Sintokogio Ltd	147
59,673	*	SiteOne Landscape Supply, Inc	6,801
27,540		SK C&C Co Ltd	6,698
42,137		SK Networks Co Ltd	167
536,523		Skanska AB (B Shares)	10,953
460,231		SKF AB (B Shares)	8,603
2,443,400		SKP Resources BHD	775
188,377	*	SM Investments Corp	3,578
36,700	*	SMC Corp	18,861
90,654		Smiths Group plc	1,585
88,337		Snap-On, Inc	12,236
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
221,020	e	SNC-Lavalin Group, Inc	$3,730
20,900	e	Sodick Co Ltd	155
1,003,413		Sojitz Holdings Corp	2,193
32,665	*,e	Solaria Energia y Medio Ambiente S.A.	416
69,023		Spirax-Sarco Engineering plc	8,497
156,263		Spirit Aerosystems Holdings, Inc (Class A)	3,741
187,362	*	SPX Corp	7,710
52,911	*	SPX FLOW, Inc	1,981
68,966		Stabilus S.A.	3,620
24,162	e	Stadler Rail AG.	997
11,540		Standex International Corp	664
460,829		Stanley Black & Decker, Inc	64,230
18,966		Star Micronics Co Ltd	212
225,435	*	Sterling Construction Co, Inc	2,360
191,800		STP & I PCL	27
26,139		Sulzer AG.	2,096
1,076,905		Sumitomo Corp	12,386
54,682		Sumitomo Densetsu Co Ltd	1,215
1,442,595		Sumitomo Heavy Industries Ltd	31,551
582,017		Sumitomo Mitsui Construction C	2,538
40,000		Sunonwealth Electric Machine Industry Co Ltd	70
102,017	*	Sunrun, Inc	2,012
1,483,822		Sunway Construction Group BHD	652
52,600		Sunwoda Electronic Co Ltd	142
44,700		Suzhou Gold Mantis Construction Decoration Co Ltd	50
87,785		Sweco AB (B Shares)	3,963
17,467		Systemax, Inc	359
54,522		Tadano Ltd	456
330,666		Taeyoung Engineering & Construction	4,330
33,563		Taihei Dengyo Kaisha Ltd	718
48,953		Taikisha Ltd	1,357
153,393		Taisei Corp	5,591
220,670		Taiwan Glass Industrial Corp	75
24,300		Takamatsu Corp	544
17,164		Takara Standard Co Ltd	243
147,100		Takasago Thermal Engineering Co Ltd	2,164
19,900		Takeuchi Manufacturing Co Ltd	332
35,900		Takuma Co Ltd	495
43,544	*,g	Talgo S.A.	208
17,137		Tarkett S.A.	200
19,900		Tatsuta Electric Wire and Cable Co Ltd	106
231,000		TBEA Co Ltd	222
2,076,573		Techtronic Industries Co	20,547
395,000		Teco Electric and Machinery Co Ltd	363
20,892		Teikoku Sen-I Co Ltd	444
41,593		Tekfen Holding AS	103
5,700		Tekken Corp	109
125,883	*	Teledyne Technologies, Inc	39,143
16,078		Tennant Co	1,045
4,103,296	a	Terex Corp	77,019
68,743	*	Textainer Group Holdings Ltd	562
1,088,152		Textron, Inc	35,811
101,928		Thales S.A.	8,250
9,834	*	The ExOne Company	84
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,867		Thermax Ltd	$59
139,368	*	Thermon Group Holdings	2,031
27,671		THK Co Ltd	689
1,788,850		Timken Co	81,375
3,667		Timken India Ltd	46
32,866	*	Titan Machinery, Inc	357
156,000		TK Group Holdings Ltd	45
50,794		TKH Group NV	2,001
37,000		Toa Corp/Tokyo	537
29,911		Tocalo Co Ltd	323
770,641		Toda Corp	4,985
14,242		Toenec Corp	494
50,800		Tokai Corp	470
44,502		Tokyu Construction Co Ltd	231
91,226		Toro Co	6,052
113,260	e	Toromont Industries Ltd	5,620
169,637		Toshiba Corp	5,442
110,441		Toshiba Machine Co Ltd	2,218
63,501		Totetsu Kogyo Co Ltd	1,603
34,386		Toto Ltd	1,322
267,303		Toyo Construction Co Ltd	997
5,900		Toyo Tanso Co Ltd	93
253,064		Toyota Tsusho Corp	6,453
26,559	*	TPI Composites, Inc	621
102,838		Trakya Cam Sanayi AS	54
1,356,787	e	Trane Technologies plc	120,727
6,523	*	Transcat Inc	169
95,301		TransDigm Group, Inc	42,128
163,760		Travis Perkins plc	2,283
240,136		Trelleborg AB (B Shares)	3,523
26,359	*	Trex Co, Inc	3,429
83,689	*	Trimas Corp	2,004
21,521	e	Trinity Industries, Inc	458
45,362		Triton International Ltd	1,372
88,987		Triumph Group, Inc	802
80,638	e	Troax Group AB	1,266
23,210		Trusco Nakayama Corp	602
21,830		Tsubaki Nakashima Co Ltd	171
68,500		Tsubakimoto Chain Co	1,670
25,100	e	Tsugami Corp	211
11,200		Tsukishima Kikai Co Ltd	122
8,314		Tsurumi Manufacturing Co Ltd	143
173,416	*,e	Tutor Perini Corp	2,112
166,497		Ultra Electronics Holdings	4,106
7,883	*	Ultralife Corp	55
4,600		Union Tool Co	112
812,800		United Integrated Services Co Ltd	5,576
114,746	*	United Rentals, Inc	17,102
452,528	*	Univar Solutions Inc	7,630
152,370		Uponor Oyj	2,064
51,400		Ushio, Inc	687
436,061		Valmet Corp	11,429
32,856		Valmont Industries, Inc	3,733
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,636	*,e	Varta AG.	$2,442
33,444	g	VAT Group AG.	6,143
126,869	*	Vectrus, Inc	6,233
167,912		Veidekke ASA	2,039
20,367	*	Veritiv Corp	345
18,472	*	Vertiv Holdings Co	250
31,009		Vestas Wind Systems AS	3,175
116,791		Vesuvius plc	560
23,485		V-Guard Industries Ltd	53
23,308	*	Vicor Corp	1,677
714,861		Vinci S.A.	66,284
36,463	*	Virgin Galactic Holdings, Inc	596
42,869	*,e	Vivint Solar, Inc	424
23,289		Voltas Ltd	169
18,544		Voltronic Power Technology Corp	534
364,198	e	Volvo AB (B Shares)	5,731
5,120		Vossloh AG.	225
1,926,000	g	VPower Group International Holdings Ltd	1,053
433,788		W.W. Grainger, Inc	136,279
47,217		Wabash National Corp	501
148,089		Wabtec Corp	8,525
17,047	*	Wacker Construction Equipment AG.	258
18,700		Wakita & Co Ltd	161
10,925,000		Walsin Lihwa Corp	5,420
57,911		Wartsila Oyj (B Shares)	480
6,563		Washtec AG.	270
50,015		Watsco, Inc	8,888
91,870		Watts Water Technologies, Inc (Class A)	7,441
857,133		Weg S.A.	7,977
6,222,284		Weichai Power Co Ltd	11,724
200,300	*	Weichai Power Co Ltd (Class A)	390
252,573		Weir Group plc	3,319
274,393	*	Welbilt, Inc	1,671
51,904	*	WESCO International, Inc	1,822
2,196	*	Willis Lease Finance Corp	53
45,930	*	Willscot Corp	564
76,527		Wilson Bayly Holmes-Ovcon Ltd	445
83,417		Woodward Inc	6,469
138,860	e	WSP Global, Inc	8,516
328,600	*	XCMG Construction Machinery Co Ltd	276
72,700		Xiamen C & D, Inc	83
201,300		Xinjiang Goldwind Science & Technology Co Ltd	285
716,544		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	617
30,112	*	Xxentria Technology Materials Corp	56
43,396		Xylem, Inc	2,819
60,700		Yahagi Construction Co Ltd	444
15,680		YAMABIKO Corp	131
22,100	e	Yamashin-Filter Corp	218
30,070		Yamazen Corp	254
2,209,200	e	Yangzijiang Shipbuilding	1,487
73,027	*,e	YIT Oyj	399
78,031		Yokogawa Bridge Holdings Corp	1,624
8,552		Yuasa Trading Co Ltd	231
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,000		Yungtay Engineering Co Ltd	$54
18,400		Yurtec Corp	112
7,760		Yushin Precision Equipment Co Ltd	52
10,438	*,†	Yuyang DNU Co Ltd	11
100,205		Zardoya Otis S.A.	687
44,755		Zehnder Group AG.	1,762
116,300		Zhejiang Chint Electrics Co Ltd	435
20,020		Zhejiang Dingli Machinery Co Ltd	216
110,760		Zhejiang Sanhua Intelligent Controls Co Ltd	345
75,900		Zhejiang Weixing New Building Materials Co Ltd	125
47,000		Zhengzhou Coal Mining Machinery Group Co Ltd	20
87,500		Zhengzhou Yutong Bus Co Ltd	151
40,100	*	Zhongji Innolight Co Ltd	360
380,941		Zhuzhou CSR Times Electric Co Ltd	977
320,900		Zoomlion Heavy Industry Science and Technology Co Ltd	293
63,862	*	Zumtobel AG.	462
		TOTAL CAPITAL GOODS	6,823,231

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
14,900	*	51job, Inc (ADR)	1,070
176,829		ABM Industries, Inc	6,419
61,438	*	Acacia Research (Acacia Technologies)	251
112,614		ACCO Brands Corp	800
155,684		Adecco S.A.	7,338
194,491	e	ADT, Inc	1,552
64,141	*	Advanced Disposal Services, Inc	1,935
33,200		Aeon Delight Co Ltd	926
52,256		AF AB	1,130
329,444	e	Aggreko plc	1,812
7,856	*	Akerna Corp	69
6,372	*,e	Akka Technologies S.A.	206
398,750	g	A-Living Services Co Ltd	2,027
548,044		ALS Ltd	2,503
32,430		Altech Corp	574
2,758	*	Amadeus Fire AG	342
247,516	*,g	API Group Corp	3,007
170,144		Applus Services S.A.	1,311
81,854	*	ASGN Inc	5,458
332,432		Babcock International Group	1,274
7,247		Barrett Business Services, Inc	385
64,300		BayCurrent Consulting, Inc	5,376
18,415	g	Befesa S.A.	718
68,100		Beijing Originwater Technology Co Ltd	78
17,400		Bell System24 Holdings, Inc	226
61,982		Benefit One, Inc	1,250
2,914		Bertrandt AG.	115
9,474		BG Staffing, Inc	107
157,473	g	Biffa plc	393
16,630		Bilfinger Berger AG.	319
185,548		Bingo Industries Ltd	278
42,615		Brady Corp (Class A)	1,995
1,691,725		Brambles Ltd	12,827
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
385,650	g	Bravida Holding AB	$3,687
27,896	*	BrightView Holdings, Inc	312
58,261		Brink's Co	2,651
11,782	e	Brunel International NV	85
468,415		Bureau Veritas S.A.	9,935
191,187	*	Calisen plc	427
938,635	*	Capita Group plc	513
40,340	*	Casella Waste Systems, Inc (Class A)	2,103
69,591	*,e	Casper Sleep, Inc	624
50,864	*	Caverion Corp	345
200,246	*	CBIZ, Inc	4,800
24,787	*	Ceco Environmental Corp	163
11,241		Central Security Patrols Co Ltd	446
20,300		Centre Testing International Group Co Ltd	57
21,415		Cewe Color Holding AG.	2,368
2,248,303		China Everbright International Ltd	1,193
168,122	*,e	Cimpress plc	12,834
98,528		Cintas Corp	26,244
1,170,713	*	Clarivate Analytics plc	26,142
149,896	*	Clean Harbors, Inc	8,991
18,000	*	Cleanaway Co Ltd	102
2,541,477		Cleanaway Waste Management Ltd	3,902
1,724		Compx International, Inc	24
50,151	g	Coor Service Management Holding AB	332
349,725	*	Copart, Inc	29,122
80,332	*	CoStar Group, Inc	57,090
3,548,000		Country Garden Services Holdings Co Ltd	16,563
119,001		Covanta Holding Corp	1,141
48,805		CRA International, Inc	1,928
1,320,000	*,†	CT Environmental Group Ltd	2
483,095		Dai Nippon Printing Co Ltd	11,107
48,200		Daiseki Co Ltd	1,292
43,233		Deluxe Corp	1,018
48,861		Derichebourg	141
42,622		DKSH Holding AG.	2,746
320,818		Downer EDI Ltd	982
21,398		Duskin Co Ltd	545
75,000		Dynagreen Environmental Protection Group Co Ltd	26
190,548		Elis S.A.	2,236
102,066	*	Emerald Holding, Inc	314
15,620		en-japan, Inc	389
38,908		Ennis, Inc	706
332,657		Equifax, Inc	57,177
136,000		Ever Sunshine Lifestyle Services Group Ltd	212
1,342,483		Experian Group Ltd	47,120
82,384		Exponent, Inc	6,667
11,370	*,e	Fila S.p.A	112
24,766	*,e	Forrester Research, Inc	794
136,362	*	Franklin Covey Co	2,918
133,500		Frontken Corp BHD	80
87,087	*	FTI Consulting, Inc	9,976
129,500		Fullcast Co Ltd	1,728
51,650		Funai Soken Holdings, Inc	1,169
24,130		GL Events	336
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,508	*	GP Strategies Corp	$193
5,500	*	Grace Technology, Inc	327
1,136,000		Greentown Service Group Co Ltd	1,347
835,746		Group 4 Securicor plc	1,182
3,425		Groupe CRIT	203
903,701		Hays plc	1,338
240,517		Healthcare Services Group	5,883
66,466		Heidrick & Struggles International, Inc	1,437
20,172	*	Heritage-Crystal Clean, Inc	352
145,525		Herman Miller, Inc	3,436
37,667		HNI Corp	1,151
680,767		HomeServe plc	11,006
71,658	*	Huron Consulting Group, Inc	3,171
422,189	*,e	Hyve Group plc	520
225,846	*	IAA, Inc	8,711
41,184		ICF International, Inc	2,670
658,631		IHS Markit Ltd	49,727
5,603	*,e	Insource Co Ltd	138
128,089		Insperity, Inc	8,291
184,823		Interface, Inc	1,504
295,049		Intertek Group plc	19,872
48,854	g	Intertrust NV	832
638,017	e	Intrum Justitia AB	11,745
166,626		IPH Ltd	867
100,270		IR Japan Holdings Ltd	10,567
102,317		ISS AS	1,625
7,700		JAC Recruitment Co Ltd	82
385,100		Japan Elevator Service Holdings Co Ltd	12,458
79,800		JMT Network Services PCL	59
36,300	*	JOYY, Inc (ADR)	3,214
4,100	*	JTOWER, Inc	216
199,760		KAR Auction Services, Inc	2,749
6,000		KD Holding Corp	45
57,023		Kelly Services, Inc (Class A)	902
82,163		KEPCO Plant Service & Engineering Co Ltd	1,996
121,131		Kforce, Inc	3,543
151,572		Kimball International, Inc (Class B)	1,752
184,465		Knoll, Inc	2,249
4,247		Koentec Co Ltd	31
172,200		Kokuyo Co Ltd	2,088
87,756		Korn/Ferry International	2,697
5,509	g	L&T Technology Services Ltd	94
17,989	e	Link And Motivation, Inc	65
119,727		Loomis AB	2,860
4,359		Maharah Human Resources Co	80
90,395		Manpower, Inc	6,215
24,964	*	Mastech Holdings, Inc	647
6,562		Matsuda Sangyo Co Ltd	82
69,850		Matthews International Corp (Class A)	1,334
100,251		McGrath RentCorp	5,415
174,075		McMillan Shakespeare Ltd	1,100
13,928		Meitec Corp	674
356,134		Michael Page International plc	1,672
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,183	*	Mistras Group, Inc	$72
189,812	e	Mitie Group	196
18,344		Mitsubishi Pencil Co Ltd	230
247,672		Mobile Mini, Inc	7,306
77,957	e	Morneau Sobeco Income Fund	1,820
295,600		Moshi Moshi Hotline, Inc	2,753
6,991		MSA Safety, Inc	800
2,171,370		New World Development Co Ltd	10,310
7,172		NICE Information Service Co Ltd	110
4,004		Nichiban Co Ltd	54
98,277		Nielsen NV	1,460
93,135		Nihon M&A Center, Inc	4,236
10,400		Nippon Kanzai Co Ltd	190
99,011		Nippon Parking Development Co Ltd	128
6,165		NL Industries, Inc	21
225,500		Nomura Co Ltd	1,884
238,111		Okamura Corp	1,654
134,832		Omni Bridgeway Ltd	445
298,269		Outsourcing, Inc	1,901
25,568		Oyo Corp	334
239,570		Park24 Co Ltd	4,107
10,900		Pasona Group, Inc	121
39,972		Pilot Corp	1,216
157,298	e	Pitney Bowes, Inc	409
88,344	*,e	Precigen, Inc	441
54,027		Prestige International, Inc	407
233,596	g	Prosegur Cash S.A.	198
365,374		Prosegur Cia de Seguridad S.A.	852
59,830		Quad Graphics, Inc	194
15,816	*,g	Quess Corp Ltd	76
442,903	*,e	Raksul, Inc	12,082
161,486		Randstad Holdings NV	7,221
3,671,128		Recruit Holdings Co Ltd	126,251
5,637	*	Red Violet, Inc	99
1,935,456		RELX plc	44,794
1,345,738		RELX plc (London)	31,148
8,600	*	Renrui Human Resources Technology Holdings Ltd	34
2,861,213		Rentokil Initial plc	18,092
325,209		Republic Services, Inc	26,683
27,529		Resources Connection, Inc	330
63,750	e	Restore plc	284
215,370		Ritchie Bros Auctioneers, Inc	8,768
246,800		Robert Half International, Inc	13,038
215,068		Rollins, Inc	9,117
304,709		RWS Holdings plc	2,263
15,060		S1 Corp (Korea)	1,079
15,152		Sato Corp	330
217,639		Secom Co Ltd	19,096
617,266		Securitas AB (B Shares)	8,347
319,981		Seek Ltd	4,895
858,699		Serco Group plc	1,626
304,427		SG Fleet Group Ltd	338
6,069		SGS S.A.	14,867
33,500		Shanghai M&G Stationery, Inc	259
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
100,500	*,†	Shanghai Youngsun Investment Co Ltd	$85
40,200	*	Shenzhen Dongjiang Environmental Co Ltd	27
157,221		SmartGroup Corp Ltd	667
37,587		SMS Co Ltd	846
19,137	e	Societe BIC S.A.	974
78,490		Sohgo Security Services Co Ltd	3,665
75,093	*	SP Plus Corp	1,555
176,020	e	SPIE S.A.	2,645
64,532	*	S-Pool, Inc	443
14,743		Sporton International, Inc	121
147,381		Stantec, Inc	4,550
395,306		Steelcase, Inc (Class A)	4,767
274,852	*	Stericycle, Inc	15,386
21,000		Sunny Friend Environmental Technology Co Ltd	184
3,776	*	Synergie S.A	96
79,660		Taiwan Secom Co Ltd	236
163,020		Taiwan-Sogo Shinkong Security Corp	205
19,200		Tanseisha Co Ltd	134
50,610	*	Team, Inc	282
2,135	*	TeamLease Services Ltd	47
69,080		TechnoPro Holdings, Inc	3,988
114,686	*	Teleperformance	29,208
82,324		Temp Holdings Co Ltd	1,135
62,537		Tetra Tech, Inc	4,948
185,883		Thomson Reuters Corp	12,630
414,000	e	Times Neighborhood Holdings Ltd	566
10,144	*,e	Tinexta S.p.A	136
83,355	e	Tomra Systems ASA	3,079
24,506		Toppan Forms Co Ltd	243
653,150		Toppan Printing Co Ltd	10,920
164,903	e	Transcontinental, Inc	1,834
434,312		TransUnion	37,803
39,059	*	TriNet Group, Inc	2,380
31,487	*	TrueBlue, Inc	481
11,062		Trust Tech, Inc	97
8,500	*	Uchida Yoko Co Ltd	497
25,157		Unifirst Corp	4,502
14,099	*,e	United Technology Holdings Co Ltd	324
27,804	*	US Ecology, Inc	942
239,134		Verisk Analytics, Inc	40,701
36,289		Viad Corp	690
109,919	*	Vivint Smart Home, Inc	1,905
10,993		VSE Corp	345
491,285		Waste Connections, Inc	46,078
1,079,168		Waste Management, Inc	114,295
4,800	e	WDB Holdings Co Ltd	119
2,000		Weathernews, Inc	65
9,615	*	Willdan Group, Inc	240
239,055		Wolters Kluwer NV	18,672
3,500		World Holdings Co Ltd	56
5,100		YAMADA Consulting Group Co Ltd	64
22,900	e	Yumeshin Holdings Co Ltd	126
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,401,352
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
CONSUMER DURABLES & APPAREL - 1.9%
169,000		361 Degrees International Ltd	$22
10,318		Accell Group	257
29,645		Acushnet Holdings Corp	1,031
220,586		Adidas-Salomon AG.	58,158
1,035,269		Aksa Akrilik Kimya Sanayii	1,103
2,468		Amber Enterprises India Ltd	47
171,157	*	AmTRAN Technology Co Ltd	47
1,507,335		Anta Sports Products Ltd	13,411
2,292,000	*	Apollo Future Mobility Group Ltd	144
10,300		Arezzo Industria e Comercio S.A.	91
97,070	*	Aritzia, Inc	1,359
81,873	e	Asics Corp	936
59,617		Bajaj Electricals Ltd	310
857,716		Barratt Developments plc	5,272
7,141		Bata India Ltd	124
53,965	*	Beazer Homes USA, Inc	543
166,072		Bellway plc	5,231
19,302		Beneteau S.A.	138
81,326		Berkeley Group Holdings plc	4,188
464,657		Betsson AB	3,239
259,391	*	Betsson AB (Redemption)	80
45,186		Bonava AB	244
1,996,000		Bosideng International Holdings Ltd	621
360,261		Bovis Homes Group plc	3,173
156,519		Breville Group Ltd	2,474
49,054		BRP, Inc (Toronto)	2,092
17,930	e	Brunello Cucinelli S.p.A	534
342,205		Brunswick Corp	21,905
128,017		Burberry Group plc	2,530
3,173,720		Cairn Homes plc	3,094
5,552,409		Cairn Homes plc (London)	5,629
149,406		Callaway Golf Co	2,616
67,239	*,e	Canada Goose Holdings, Inc	1,561
1,263,611	*	Capri Holdings Ltd	19,750
19,529		Carter’s, Inc	1,576
243,216	*	Casio Computer Co Ltd	4,243
17,285	*	Cavco Industries, Inc	3,333
8,557		CCC S.A.	130
25,217	*	Century Communities, Inc	773
9,317	e	Chargeurs S.A.	141
738,400		China Dongxiang Group Co	66
726,000		China Lilang Ltd	391
9,200		Chofu Seisakusho Co Ltd	193
163,357		Chow Sang Sang Holding	174
371,300		Cia Hering	978
622,228		Cie Financiere Richemont S.A.	40,134
694,000	*	Citychamp Watch & Jewellery Group Ltd	139
21,186		Clarus Corp	245
3,162,548		Coats Group plc	2,201
6,308		Columbia Sportswear Co	508
16,100		Construtora Tenda S.A.	92
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,636		Corona Corp	$64
170,000	*,e,g	Cosmo Lady China Holdings Co Ltd	11
893,050	*,g	Countryside Properties plc	3,657
5,337		COWELL FASHION Co Ltd	24
144,473		Crest Nicholson Holdings plc	353
229,394	*	CROCS, Inc	8,446
404,361		Crompton Greaves Consumer Electricals Ltd	1,279
2,106,795	g	Crystal International Group Ltd	460
333		Cuckoo Electronics Co Ltd	22
66,700		Cyrela Brazil Realty S.A.	280
41,633	*	Deckers Outdoor Corp	8,176
125,618		De’Longhi S.p.A.	3,295
37,306		Delta-Galil Industries Ltd	429
16,002	e	Descente Ltd	222
624		Dixon Technologies India Ltd	48
864,422		DR Horton, Inc	47,932
91,571	*	Duni AB	960
114,950		Eclat Textile Co Ltd	1,339
276,973		Electrolux AB (Series B)	4,660
2,604,520	*,e	Electrolux Professional AB	9,540
6,665		Escalade, Inc	93
292,900		ES-Con Japan Ltd	2,231
462,410		Essilor International S.A.	59,470
42,590		Ethan Allen Interiors, Inc	504
24,300		Even Construtora e Incorporadora S.A.	49
22,666		Ez Tec Empreendimentos e Participacoes S.A.	166
20,536		F&F Co Ltd	1,585
603,604		Feng TAY Enterprise Co Ltd	3,423
27,835		Fila Korea Ltd	821
2,401		Forbo Holding AG.	3,486
693,052		Formosa Taffeta Co Ltd	859
21,452		Forus S.A.	26
75,611	*,e	Fossil Group, Inc	352
29,391		Foster Electric Co Ltd	288
10,408		France Bed Holdings Co Ltd	82
339,999	*,†,e	Fuguiniao Co Ltd	0	^
4,900		Fujibo Holdings Inc	149
32,421		Fujitsu General Ltd	666
24,000	*	Fulgent Sun International Holding Co Ltd	86
425,000		Fusheng Precision Co Ltd	2,357
64,859		Games Workshop Group plc	6,445
208,739		Garmin Ltd	20,352
77,919	*	Genasys, Inc	379
8,946	*	GeneOne Life Science, Inc	72
170,639		Giant Manufacturing Co Ltd	1,534
111,499	*	G-III Apparel Group Ltd	1,482
196,967		Gildan Activewear, Inc	3,051
2,709,904	*,g	Glenveagh Properties plc	2,043
2,700,000	*,e,g	Glenveagh Properties plc (London)	2,081
77,693		Goldwin, Inc	5,094
113,788	*,e	GoPro, Inc	542
150,300		Gree Electric Appliances, Inc of Zhuhai	1,207
129,995	*	Green Brick Partners, Inc	1,540
69,600		Grendene S.A.	94
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,200		Guararapes Confeccoes S.A.	$75
46,500		Gunze Ltd	1,728
1,057,944		Haier Electronics Group Co Ltd	3,221
6,027		Hamilton Beach Brands Holding Co	72
10,094		Handsome Co Ltd	296
170,250		Hanesbrands, Inc	1,922
879,586		Hangzhou Robam Appliances Co Ltd	3,885
4,128		Hansae Co Ltd	37
55,270		Hanssem Co Ltd	3,985
6,145		Hanwha Systems Co Ltd	46
247,043		Hasbro, Inc	18,516
638,572		Haseko Corp	8,063
29,689		Heiwa Corp	497
28,531	*	Helen of Troy Ltd	5,380
24,654	*,†	Hellenic Duty Free Shops S.A.	0	^
29,397		Hermes International	24,682
1,487		Hitachi Home & Life Solutions India Ltd	44
34,163	*,e	HLB, Inc	2,640
9,943		Hooker Furniture Corp	193
466,000	*,†	HOSA International Ltd	1
8,071		HS Industries Co Ltd	47
43,477		Hugo Boss AG.	1,318
972,946		Husqvarna AB (B Shares)	8,007
4,239		Hwaseung Enterprise Co Ltd	41
10,553		Hyosung TNC Co Ltd	990
127,442		IG Design Group plc	796
12,021		Iida Group Holdings Co Ltd	185
98,881	*	Installed Building Products, Inc	6,801
30,972	*,e	iRobot Corp	2,599
154,200		Japan Wool Textile Co Ltd	1,531
29,905	e	JM AB	677
489,000		JNBY Design Ltd	492
21,000		Johnson Health Tech Co Ltd	51
15,732		Johnson Outdoors, Inc	1,432
31,200		Joyoung Co Ltd	165
82,600		JVC KENWOOD Holdings, Inc	126
9,935		Kaufman & Broad S.A.	344
191,922		KB Home	5,888
3,232,000		Kinpo Electronics	1,193
11,956		KMC Kuei Meng International In	60
111,700		Konka Group Co Ltd	33
84,632	e	Kontoor Brands, Inc	1,507
3,826		KPR Mill Ltd	25
8,500		Kurabo Industries Ltd	179
13,626	*	Lakeland Industries, Inc	306
75,482		La-Z-Boy, Inc	2,043
130,776	*	Lealea Enterprise Co Ltd	33
58,900	e	LEC, Inc	887
3,841	*,e	Legacy Housing Corp	55
164,522		Leggett & Platt, Inc	5,783
27,096		Lennar Corp (B Shares)	1,249
342,094		Lennar Corp (Class A)	21,080
183,420	e	Levi Strauss & Co	2,458
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
68,966		LG Electronics, Inc	$3,655
45,331		LG Fashion Corp	469
19,464	*,e	LGI Homes, Inc	1,713
3,942,000		Li Ning Co Ltd	12,624
7,367		Lifetime Brands, Inc	49
6,987	*,e	Lovesac Co	183
1,066	*	LPP S.A.	1,627
301,492	*	Lululemon Athletica, Inc	94,069
783,224	*	Luthai Textile Co Ltd	465
358,012		LVMH Moet Hennessy Louis Vuitton S.A.	158,060
94,287	*	M/I Homes, Inc	3,247
53,271		Makalot Industrial Co Ltd	281
96,781	*	Malibu Boats, Inc	5,028
2,528,903		Man Wah Holdings Ltd	2,436
6,442	*,†	Mariella Burani S.p.A.	0
6,357		Marine Products Corp	88
32,300		Mars Engineering Corp	487
14,832	*	MasterCraft Boat Holdings, Inc	283
1,823,147	*,e	Mattel, Inc	17,630
7,945	*,g	Mavi Giyim Sanayi Ve Ticaret AS.	55
48,250		Maytronics Ltd	548
889,358	g	McCarthy & Stone plc	787
86,854		MDC Holdings, Inc	3,101
46,000		Merida Industry Co Ltd	314
62,048	*	Meritage Homes Corp	4,723
111		Metall Zug AG.(B Shares)	166
165,928		MIPS AB	5,754
9,000		Mizuno Corp	173
109,243	*	Mohawk Industries, Inc	11,117
603,506		Moncler S.p.A	23,207
26,521		Movado Group, Inc	287
1,068,765		MRV Engenharia e Participacoes S.A.	3,538
6,790		Nacco Industries, Inc (Class A)	158
188,030		Namco Bandai Holdings, Inc	9,898
9,000		Nan Liu Enterprise Co Ltd	80
61,884	*	Nautilus, Inc	574
832,700	*	NavInfo Co Ltd	1,951
28,632	*,g	Neinor Homes S.A.	295
1,932,572		Newell Brands Inc	30,689
316,000		Nien Made Enterprise Co Ltd	3,097
3,266,381		Nike, Inc (Class B)	320,269
243,965		Nikon Corp	2,049
58,709		Nobia AB	280
17,144	*	NVR, Inc	55,868
48,631		Onward Kashiyama Co Ltd	144
10,500	*	Oppein Home Group, Inc	173
11,014		Orient Electric Ltd	30
1,120,041	*	Oriental Weavers	382
15,380		Oxford Industries, Inc	677
497,778		Pacific Textile Holdings Ltd	241
3,120		Page Industries Ltd	823
27,456		Paiho Shih Holdings Corp	28
2,802,113		Panasonic Corp	24,572
75,573		Pandora AS	4,127
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
402,000	*,†	Peace Mark Holdings Ltd	$0
240,914	*	Peloton Interactive, Inc	13,918
318,489		Persimmon plc	9,014
252,953	*	Peter England Fashions and Retail Ltd	420
20,656	*	PIK Group (GDR)	124
130,199		Polaris Inc	12,050
1,418,041		Pou Chen Corp	1,391
12,095,792	e	Prada S.p.A	42,266
162,040		Pressance Corp	1,787
539,444		Pulte Homes, Inc	18,357
104,422		Puma AG. Rudolf Dassler Sport	8,096
126,734	*,e	Purple Innovation, Inc	2,281
63,227		PVH Corp	3,038
91,000		Q Technology Group Co Ltd	120
256,100		Qingdao Haier Co Ltd	643
251,000		Quang Viet Enterprise Co Ltd	1,167
173,848		Rajesh Exports Ltd	1,072
13,765		Ralph Lauren Corp	998
393,125		Redrow plc	2,097
11,052	*	Relaxo Footwears Ltd	93
110,570		Rinnai Corp	9,259
6,540		Rocky Brands, Inc	134
99,000	*	Roo Hsing Co Ltd	45
105,000		Ruentex Industries Ltd	253
26,778	e	Salvatore Ferragamo Italia S.p.A	363
1,561,800	*,e,g	Samsonite International	1,593
26,124		Sangetsu Co Ltd	370
24,400		Sankyo Co Ltd	591
8,000	*	Sanlorenzo S.p.A	136
22,300		SEB S.A.	3,699
113,682		Sega Sammy Holdings, Inc	1,363
13,000		Seiko Holdings Corp	207
103,658		Seiren Co Ltd	1,310
418,667		Sekisui Chemical Co Ltd	5,999
614,125		Sekisui House Ltd	11,725
90,694	*,e	Sharp Corp	973
655,124		Shenzhou International Group Holdings Ltd	7,964
10,354		Shimano, Inc	1,991
5,432		Sioen Industries NV	104
28,441	*	Skechers U.S.A., Inc (Class A)	892
283,108	*	Skyline Champion Corp	6,891
412,000	*,e	Skyworth Digital Holdings Ltd	116
113,606	*	Smith & Wesson Brands, Inc	2,445
458,415	*	Sonos, Inc	6,707
3,492,212		Sony Corp	241,068
1,358,107	*,g	Spin Master Corp	24,539
51,600		Starts Corp, Inc	1,059
822,263	*,e	Steinhoff International Holdings NV	48
225,500		Stella International Holdings Ltd	231
199,519		Steven Madden Ltd	4,926
59,840		Sturm Ruger & Co, Inc	4,548
624,939		Sumitomo Forestry Co Ltd	7,862
37,500		Suofeiya Home Collection Co Ltd	129
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,456		Superior Uniform Group, Inc	$127
40,780	*,e	Swatch Group AG.	8,185
698		Swatch Group AG. (Registered)	27
3,272		Symphony Ltd	38
244,602		Tainan Spinning Co Ltd	94
461,600		Taiwan Paiho Ltd	1,015
7,200	e	Tama Home Co Ltd	82
47,300		Tamron Co Ltd	818
270,793		Tapestry, Inc	3,596
1,104,000	*	Tatung Co Ltd	789
370,943	*	Taylor Morrison Home Corp	7,155
4,730,573		Taylor Wimpey plc	8,349
536,900		TCL Corp	473
3,402,000		TCL Multimedia Technology Holdings Ltd	1,675
3,766	*,g	TCNS Clothing Co Ltd	17
65,039	*,e,g	Technogym S.p.A	544
348,951	*	Tempur Sealy International, Inc	25,107
59,000		Texhong Textile Group Ltd	47
55,535	g	Thule Group AB	1,410
246,785		Titan Industries Ltd	3,107
24,756	e	Tod’s S.p.A.	737
3,790		Token Corp	247
149,318		Toll Brothers, Inc	4,866
38,301	*	TomTom NV	303
46,301		Tomy Co Ltd	366
90,872	*	TopBuild Corp	10,338
402,726	*	TRI Pointe Homes, Inc	5,916
19,300		Trisul S.A.	42
240,818		TSI Holdings Co Ltd	1,035
686		TTK Prestige Ltd	49
83,812	e	Tupperware Brands Corp	398
69,964	*	Turtle Beach Corp	1,030
56,807	*	Under Armour, Inc (Class A)	553
1,716,917	*,e	Under Armour, Inc (Class C)	15,178
25,631	*	Unifi, Inc	330
64,591	*	Universal Electronics, Inc	3,024
17,843	*,e	Universal Entertainment Corp	348
3,051	*	VAN DE Velde	72
21,926		Vardhman Textiles Ltd	191
50,264	*	Vera Bradley, Inc	223
12,948	*	Vestel Elektronik Sanayi	31
434,011		VF Corp	26,449
50,888	*,e	Victoria plc	175
8,459		VIP Industries Ltd	29
162,183	*	Vista Outdoor, Inc	2,344
21,000		Vivara Participacoes S.A.	81
17,411	*	VOXX International Corp (Class A)	101
1,110	*	V-ZUG Holding AG.	91
22,313		Wacoal Holdings Corp	414
84,000		Weiqiao Textile Co	15
71,763		Welspun India Ltd	35
253,335		Whirlpool Corp	32,814
1,857		Winix, Inc	31
161,446		Wolverine World Wide, Inc	3,844
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,110		Woongjin Coway Co Ltd	$1,760
18,800		Xiamen Intretech, Inc	154
279,883		XTEP International Holdings	94
44,996		Yamaha Corp	2,122
205,185	*	YETI Holdings, Inc	8,768
8,500		Yondoshi Holdings, Inc	140
26,800	e	Yonex Co Ltd	146
6,106		Youngone Corp	130
7,103		Youngone Holdings Co Ltd	229
435,500		Yue Yuen Industrial Holdings	664
38,700		Zhejiang Semir Garment Co Ltd	39
15,000		Zhejiang Supor Co Ltd	151
1,892		Zinus, Inc	127
18,600		Zojirushi Corp	236
		TOTAL CONSUMER DURABLES & APPAREL	2,044,897

CONSUMER SERVICES - 1.8%
407,802	e	888 Holdings plc	882
44,206	g	AcadeMedia AB	300
58,716	*	Accel Entertainment, Inc	565
367,709		Accor S.A.	10,035
1,495,077		Accordia Golf Trust	738
151,131	*	Adtalem Global Education, Inc	4,708
3,172		Aeon Fantasy Co Ltd	45
666,295	*	Afya Ltd	15,618
1,386,500	*	Alsea SAB de C.V.	1,364
43,460	*,†	Altus San Nicolas Corp	5
36,708	*	American Public Education, Inc	1,087
74,162	*	AmRest Holdings SE	431
458,153		ARAMARK Holdings Corp	10,341
7,960	e	ARCLAND SERVICE Co Ltd	141
85,745	*	Arco Platform Ltd	3,728
8,121,701	a,e	Arcos Dorados Holdings, Inc	34,030
553,238		Aristocrat Leisure Ltd	9,907
28,401	*	Aspen Group, Inc	257
5,321,806		Asset World Corp PCL	671
50,100	e	Atom Corp	381
73,683	*	Autogrill S.p.A.	389
79,649	*,g	Basic-Fit NV	2,108
468,215		BBX Capital Corp	1,189
98,534		Benesse Holdings, Inc	2,643
1,663,800		Berjaya Sports Toto BHD	857
1,640		bet-at-home.com AG.	71
64	*	Biglari Holdings, Inc (A Shares)	21
10,475	*	Biglari Holdings, Inc (B Shares)	723
33,717		BJ’s Restaurants, Inc	706
40,500		BK Brasil Operacao e Assessoria a Restaurantes S.A.	85
881,600		Bloomberry Resorts Corp	132
152,411		Bloomin’ Brands, Inc	1,625
6,777		Bluegreen Vacations Corp	37
214,777		Boyd Gaming Corp	4,489
106,011	*	Bright Horizons Family Solutions	12,424
3,700		Bright Scholar Education Holdings Ltd (ADR)	29
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,695		Brinker International, Inc	$1,217
4,600	e	BRONCO BILLY Co Ltd	103
46,600	*	BTG Hotels Group Co Ltd	102
882,931	*	Caesars Entertainment Corp	10,710
192,000		Cafe de Coral Holdings Ltd	399
60,462		Cairo Investment & Real Estate Development Co SAE	49
1,239,436	e	Carnival Corp	20,352
189,756		Carnival plc	2,321
133,167		Carriage Services, Inc	2,413
67,123	*	Carrols Restaurant Group, Inc	325
442,600		Central Plaza Hotel PCL	332
48,569	*	Century Casinos, Inc	202
37,419	e	Cheesecake Factory	858
30,607	*	Chegg, Inc	2,059
786,000		China Beststudy Education Group	368
319,500	g	China East Education Holdings Ltd	581
354,000		China Education Group Holdings Ltd	571
99,100	*	China International Travel Service Corp Ltd	2,172
232,000		China Kepei Education Group Ltd	188
340,000	e	China Maple Leaf Educational Systems Ltd	104
172,000	g	China New Higher Education Group Ltd	115
496,000		China Travel International Inv HK	71
93,000	g	China Xinhua Education Group Ltd	31
1,060,000	g	China Yuhua Education Corp Ltd	875
117,645	*	Chipotle Mexican Grill, Inc (Class A)	123,805
41,948		Choice Hotels International, Inc	3,310
33,533		Churchill Downs, Inc	4,465
30,003	*	Chuy’s Holdings, Inc	446
19,215		Cie des Alpes	383
1,318,645		Cogna Educacao	1,603
8,101		Collectors Universe	278
54,404		Collins Foods Ltd	359
33,900	e	Colowide Co Ltd	463
1,896,891		Compass Group plc	26,098
46,319		Corporate Travel Management Ltd	315
23,099		Cracker Barrel Old Country Store, Inc	2,562
329,000	e	Create Restaurants Holdings, Inc	2,170
318,077		Crown Resorts Ltd	2,143
32,000		CVC Brasil Operadora e Agencia de Viagens S.A.	107
195,429		Dadi Early-Childhood Education Group Ltd	1,228
5,697		Daekyo Co Ltd	20
33,000		Dahan Development Corp	65
4,200		Daisyo Corp	50
106,381		Dalata Hotel Group plc	341
263,000		Darden Restaurants, Inc	19,928
101,501	e	Dave & Buster’s Entertainment, Inc	1,353
84,260	*	Del Taco Restaurants, Inc	500
350,935	*	Denny’s Corp	3,544
40,349	e	Dine Brands Global Inc.	1,699
14,239	e	DO & CO AG.	732
74,648	e	Domino’s Pizza Enterprises Ltd	3,579
356,568		Domino’s Pizza Group plc	1,369
28,280		Domino’s Pizza, Inc	10,448
2,706		DoubleUGames Co Ltd	180
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,100		Doutor Nichires Holdings Co Ltd	$1,004
796,230	*	Dubai Parks & Resorts PJSC	27
141,624		Dunkin Brands Group, Inc	9,238
56,207		Dur Hospitality Co	372
29,546		EIH Ltd	25
15,535	*,e	El Pollo Loco Holdings, Inc	229
156,522	*,e	Eldorado Resorts, Inc	6,270
322,920	e,g	Elior Participations S.C.A	1,847
11,317	*	Emerson Pacific, Inc	92
202,742	e,g	Evolution Gaming Group AB	12,042
388,331		Extended Stay America, Inc	4,345
33,000		Fairwood Holdings Ltd	74
2,707	*	Fattal Holdings 1998 Ltd	118
35,865	*	Fiesta Restaurant Group, Inc	229
175,199	†	Flight Centre Travel Group Ltd	1,370
249,345	*	Flutter Entertainment plc	32,689
11,990		Formosa International Hotels Corp	61
34,936		Franchise Group, Inc	764
172,019	*	frontdoor, Inc	7,626
315,000		Fu Shou Yuan International Group Ltd	290
12,699	e	Fuji Kyuko Co Ltd	397
6,800	e	Fujio Food System Co Ltd	90
431,014		G8 Education Ltd	266
16,000	*	GAEC Educacao S.A.	72
4,847,043		Galaxy Entertainment Group Ltd	33,249
52,274	*	GAN Ltd	1,330
5,322,967		Genting BHD	5,127
4,179,978		Genting Singapore Ltd	2,300
32,930	*	Golden Entertainment, Inc	294
20,739		Gourmet Master Co Ltd	72
7,322		Graham Holdings Co	2,509
59,145	*	Grand Canyon Education, Inc	5,354
7,247		Grand Korea Leisure Co Ltd	78
60,244	*	Great Canadian Gaming Corp	1,199
3,000	e	GreenTree Hospitality Group Ltd	40
109,790		Greggs plc	2,202
61,219	*,e	GSX Techedu, Inc (ADR)	3,673
573,755		GVC Holdings plc	5,259
510,752		H&R Block, Inc	7,294
256,000	*,g	Haichang Holdings Ltd	15
774,000	e,g	Haidilao International Holding Ltd	3,289
2,007		Hana Tour Service, Inc	65
5,088		Herfy Food Services Co	61
13,037		Hiday Hidaka Corp	203
169,989	*	Hilton Grand Vacations, Inc	3,323
711,577		Hilton Worldwide Holdings, Inc	52,265
104,554	e	HIS Co Ltd	1,558
207,000		Hongkong & Shanghai Hotels	188
444,000	*,g	Hope Education Group Co Ltd	153
234,323	*	Houghton Mifflin Harcourt Co	424
49,975	*	Huangshan Tourism Development Co Ltd	32
98,272	e	Huazhu Group Ltd (ADR)	3,444
45,004		Hyatt Hotels Corp	2,263
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,100	e	Ichibanya Co Ltd	$357
1,373,235		IDP Education Ltd	14,882
428,119	*	Indian Hotels Co Ltd	454
148,480		InterContinental Hotels Group plc	6,555
152,433	e	International Game Technology plc	1,357
116,229	e	Invocare Ltd	845
41,130		Jack in the Box, Inc	3,047
39,399	*	Jackpotjoy plc	418
48,000	e	Japan Best Rescue System Co Ltd	373
383,000	*,e,g	Jiumaojiu International Holdings Ltd	665
225,427		Jollibee Foods Corp	636
55,800		Jubilant Foodworks Ltd	1,277
411,168	e	Jumbo Interactive Ltd	2,750
79,205	*	K12, Inc	2,158
22,426	*,e	Kambi Group plc	502
59,488		Kangwon Land, Inc	1,072
12,570	*	Kappa Create Co Ltd	171
12,800		Kisoji Co Ltd	291
5,446	*,e	KNT-CT Holdings Co Ltd	50
23,700		KOMEDA Holdings Co Ltd	402
181,046	*,e,g	Koolearn Technology Holding Ltd	731
481,522	e	Koshidaka Holdings Co Ltd	1,871
5,253	e	Kourakuen Holdings Corp	76
5,402		Kura Corp	263
1,327	*,e	Kura Sushi USA, Inc	19
15,583		Kyoritsu Maintenance Co Ltd	533
73,601	e,g	La Francaise des Jeux SAEM	2,275
1,670,552		Las Vegas Sands Corp	76,077
353,987	*	Laureate Education, Inc	3,527
4,953		Leejam Sports Co JSC	77
319,216	g	LeoVegas AB	1,434
65,494	*	Lindblad Expeditions Holdings, Inc	506
5,100	*	Litalico, Inc	114
6,998	*	Lotte Tour Development Co Ltd	79
1,178,504	*	Macau Legend Development Ltd	160
1,170,700		Magnum BHD	603
291,800	e	Mandarin Oriental International Ltd	442
541,660		Marriott International, Inc (Class A)	46,437
61,746		Marriott Vacations Worldwide Corp	5,076
554,996		Marston’s plc	366
4,400		Matsuya Foods Co Ltd	149
2,053,294		McDonald’s Corp	378,771
67,599		McDonald’s Holdings Co Japan Ltd	3,654
1,762		MegaStudyEdu Co Ltd	53
9,400		Meiko Network Japan Co Ltd	74
405,217		Melco Crown Entertainment Ltd (ADR)	6,289
3,552,544		Melco International Development	6,926
59,651	e	Melia Hotels International S.A.	255
738,533		MGM Resorts International	12,407
1		Minor International PCL (ADR)	0	^
1,723,578		Minor International PCL (Foreign)	1,139
170,000	e,g	Minsheng Education Group Co Ltd	23
355,614	*	Mitchells & Butlers plc	828
11,245	*	Monarch Casino & Resort, Inc	383
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,617	e	Monogatari Corp	$204
12,700		MOS Food Services, Inc	350
22,938	e	MTY Food Group, Inc	411
2,019		Nathan’s Famous, Inc	114
212,041	*	New Oriental Education & Technology Group (ADR)	27,614
63,683	*	Noodles & Co	385
422,495	*,e	Norwegian Cruise Line Holdings Ltd	6,942
633,700	*	Nusantara Properti International Tbk PT	13
118,500		Offcn Education Technology Co Ltd	467
7,200		Ohsho Food Service Corp	402
14,100	*,e	OneSmart International Education Group Ltd (ADR)	55
42,243	*,e	OneSpaWorld Holdings Ltd	201
161,136		OPAP S.A.	1,536
6,508	*,e	Orascom Development Holding AG.	60
162,067		Oriental Land Co Ltd	21,416
171,625	e	Paddy Power plc	22,659
49,711		Pandox AB	577
49,236		Papa John’s International, Inc	3,910
10,553		Paradise Co Ltd	119
259,890		Park Lawn Corp	4,292
38,470	*,†	Patisserie Holdings plc	0	^
217,673	*,e	Penn National Gaming, Inc	6,648
392,855	*	Perdoceo Education Corp	6,258
2,293	e	PIA Corp	73
139,395	*	Planet Fitness, Inc	8,443
170,454	*	PlayAGS, Inc	576
161,781		Playtech Ltd	565
60,085		Plenus Co Ltd	998
505,817	*,e	PointsBet Holdings Ltd	1,903
7,000		Power Wind Health Industry, Inc	44
12,573		RCI Hospitality Holdings, Inc	174
19,159	e	Recipe Unlimited Corp	131
24,315	*,e	Red Robin Gourmet Burgers, Inc	248
358,963		Red Rock Resorts, Inc	3,916
144,000		Regal Hotels International Holdings Ltd	57
22,084	*	Regis Corp	181
3,555,529		Resorts World BHD	2,115
64,700		Resorttrust, Inc	840
333,094		Restaurant Brands International, Inc (Toronto)	18,129
15,734	*	Restaurant Brands New Zealand Ltd	120
759,713	e	Restaurant Group plc	532
12,400		Ringer Hut Co Ltd	270
67,900		Riso Kyoiku Co Ltd	205
38,561		Round One Corp	279
298,602	e	Royal Caribbean Cruises Ltd	15,020
13,300	e	Royal Holdings Co Ltd	232
26,786		Ruth’s Hospitality Group Inc	219
24,200		Saizeriya Co Ltd	469
2,508,759		Sands China Ltd	9,883
34,500		Saudi Airlines Catering Co	714
188,241	e,g	Scandic Hotels Group AB	666
32,000		Scholar Education Group	66
160,296	*,e	Scientific Games Corp (Class A)	2,478
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,546	*,e	SeaWorld Entertainment, Inc	$1,297
33,505	*	Seera Group Holding	143
14,196	g	Ser Educacional S.A.	39
269,548		Service Corp International	10,483
311,209	*	ServiceMaster Global Holdings, Inc	11,107
4,800		SFP Holdings Co Ltd	69
31,040	*,e	Shake Shack, Inc	1,644
26,400		Shanghai Jinjiang International Hotels Development Co Ltd	104
280,000		Shanghai Jinjiang International Hotels Group Co Ltd	50
606,000		Shangri-La Asia Ltd	524
110,900		Shenzhen Overseas Chinese Town Co Ltd	95
119,200	*,e	Silver Life Co Ltd	2,591
111,905		Six Flags Entertainment Corp	2,150
1,494,000		SJM Holdings Ltd	1,675
23,828		SkiStar AB	244
1,221,590		Sky City Entertainment Group Ltd	1,900
106,482	e	Skylark Co Ltd	1,692
84,022	e	Sodexho Alliance S.A.	5,697
96,840		Songcheng Performance Development Co Ltd	238
560,459	*	SSP Group plc	1,786
9,600		St Marc Holdings Co Ltd	148
857,182		Star Entertainment Grp Ltd	1,703
1,747,705		Starbucks Corp	128,614
51,049		Strategic Education, Inc	7,844
3,900		Studio Alice Co Ltd	57
282,924		Sushiro Global Holdings Ltd	6,273
1,838,154		Tabcorp Holdings Ltd	4,336
295,593	*	TAL Education Group (ADR)	20,213
20,888	*	Target Hospitality Corp	35
131,027		Texas Roadhouse, Inc (Class A)	6,888
253,000		Tianli Education International Holdings Ltd	178
6,771	*,e	TKP Corp	132
43,600	e	Tokyo Dome Corp	313
8,185		Tokyotokeiba Co Ltd	273
88,300		Toridoll.corp	993
66,704		Tosho Co Ltd	793
36,718	*	Transat AT, Inc	155
256,487		TUI AG. (DI)	1,215
137,418	e	Twin River Worldwide Holdings Inc	3,063
316,705		Unibet Group plc (ADR)	1,912
24,977	*	Universal Technical Institute, Inc	174
53,358		Vail Resorts, Inc	9,719
11,092		Watami Co Ltd	98
243,627		Wendy’s	5,306
7,717	*	Westlife Development Ltd	32
44,782		Wetherspoon (J.D.) plc	557
173,161	*,e	Whitbread plc	4,764
536,704		William Hill plc	758
67,581		Wingstop, Inc	9,392
142,000		Wisdom Education International Holdings Co Ltd	59
74,456	*	WW International Inc	1,890
726,748		Wyndham Destinations, Inc	20,480
363,010		Wyndham Hotels & Resorts, Inc	15,471
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,099,590		Wynn Macau Ltd	$33,127
266,237		Wynn Resorts Ltd	19,832
85,000	g	Xiabuxiabu Catering Management China Holdings Co Ltd	84
767,700		YDUQS Part	4,750
1,935		Yomiuri Land Co Ltd	64
122,331		Yoshinoya D&C Co Ltd	2,528
1,194,309		Yum China Holdings, Inc	57,410
965,051		Yum! Brands, Inc	83,873
203,357	e	Zensho Co Ltd	4,113
		TOTAL CONSUMER SERVICES	1,866,828

DIVERSIFIED FINANCIALS - 3.7%
122,100	*,e	360 Finance, Inc (ADR)	1,308
460,095		3i Group plc	4,738
17,345		ABC Arbitrage	133
27,094		Ackermans & Van Haaren	3,548
31,870		Acom Co Ltd	122
92,500		Aeon Credit Service M BHD	206
91,800		AEON Financial Service Co Ltd	1,007
15,700		Aeon Thana Sinsap Thailand PCL	55
9,966		Affiliated Managers Group, Inc	743
2,017,834		AGNC Investment Corp	26,030
185,700	*,e	Aiful Corp	410
237,399		AJ Bell plc	1,141
14,046		Aker ASA (A Shares)	517
42,043	e	Alaris Royalty Corp	401
12,832		Alerus Financial Corp	254
1,126,395		Alexander Forbes Group Holdings Ltd	310
589,313		Ally Financial, Inc	11,686
1,823,649		Amanat Holdings PJSC	427
4,257	*	A-Mark Precious Metals, Inc	81
2,308,413		American Express Co	219,761
195,653		Ameriprise Financial, Inc	29,356
3,265,352	*	AMP Ltd	4,225
119,458	g	Amundi S.A.	9,391
1,687,045	g	Anima Holding S.p.A	7,287
3,435,361		Annaly Capital Management, Inc	22,536
168,399		Anworth Mortgage Asset Corp	286
362,056		Apollo Commercial Real Estate Finance, Inc	3,552
76,111		Apollo Global Management, Inc	3,799
149,958		Arbor Realty Trust, Inc	1,386
165,339	e	Ares Commercial Real Estate Corp	1,508
10,661		Ares Management Corp	423
27,080	e	Arlington Asset Investment Corp (Class A)	80
319,218		ARMOUR Residential REIT, Inc	2,997
292,836		Artisan Partners Asset Management, Inc	9,517
13,065	*	Aseer Trading Tourism & Manufacturing Co	36
1,351,603		Ashmore Group plc	6,979
98,824	*	Assetmark Financial Holdings, Inc	2,697
1,807		Associated Capital Group, Inc	66
4,348	*	Atlanticus Holdings Corp	45
11,175		Aurelius AG.	185
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
343,665		Australian Stock Exchange Ltd	$20,427
318,275		Avanza Bank Holding AB	4,535
156,900		Avic Capital Co Ltd	88
2,215	*,†	Ayala Corp Preferred	0	^
190,100		Azimut Holding S.p.A.	3,263
27,655		B. Riley Financial, Inc	602
2,398,353		B3 SA-Brasil Bolsa Balcao	24,296
263,711		Bajaj Finance Ltd	9,926
513,308	*,g	Banca Farmafactoring S.p.A	2,925
278,845	*	Banca Generali S.p.A	8,384
45,300		Banca IFIS S.p.A.	438
82,883	*	Banca Mediolanum S.p.A	596
557,800		Banco BTG Pactual S.A.	7,847
27,450		Banco Latinoamericano de Exportaciones S.A. (Class E)	316
1,492,000		Bangkok Commercial Asset Management PCL	1,184
740,672		BGC Partners, Inc (Class A)	2,029
189,208		BlackRock, Inc	102,946
299,600		Blackstone Group, Inc	16,975
218,185		Blackstone Mortgage Trust, Inc	5,256
188,420	*	Blucora, Inc	2,152
1,510,000	e	BOCOM International Holdings Co Ltd	190
273,000	*	Bohai Leasing Co Ltd	115
514,305	e	Bolsa Mexicana de Valores S.A. de C.V.	963
175,507	*,e	Brait S.A.	34
333,163		Brewin Dolphin Holdings plc	1,074
300,418		Brightsphere Investment Group, Inc	3,743
158,070		Broadmark Realty Capital, Inc	1,497
1,355,896		Brookfield Asset Management, Inc	44,624
367,392		BT Investment Management Ltd	1,537
25,665		Bure Equity AB	560
216,470		Burford Capital Ltd	1,252
178,200		Bursa Malaysia BHD	304
199,800		Caitong Securities Co Ltd	291
37,983	*,†	Calamos Asset Management, Inc	0
224,768	e	Canaccord Financial, Inc	1,144
261,916	*	Cannae Holdings, Inc	10,765
619,238		Capital One Financial Corp	38,758
360,990		Capital Securities Corp	127
188,488		Capstead Mortgage Corp	1,035
27,293		Carlyle Group, Inc	761
175,245		CBOE Global Markets, Inc	16,347
78,727		Cembra Money Bank AG.	7,696
30,010	e	Century Leasing System, Inc	1,537
180,126	*	Cerved Information Solutions S.p.A	1,296
1,917,180		Chailease Holding Co Ltd	8,173
1,019,149		Challenger Financial Services Group Ltd	3,156
318,700		Changjiang Securities Co Ltd	304
3,939,850		Charles Schwab Corp	132,931
13,245		Cherry Hill Mortgage Investment Corp	119
329,456		Chimera Investment Corp	3,166
157,000		China Bills Finance Corp	82
7,346,698	*,e	China Cinda Asset Management Co Ltd	1,449
863,925	e	China Everbright Ltd	1,259
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,331,045	*,e	China Galaxy Securities Co Ltd	$1,269
194,300	*	China Galaxy Securities Co Ltd (Class A)	316
109,900	*	China Great Wall Securities Co Ltd	192
8,994,000	*,g	China Huarong Asset Management Co Ltd	911
842,400	*,e,g	China International Capital Corp Ltd	1,667
293,200		China Merchants Securities Co Ltd	913
35,700	g	China Renaissance Holdings Ltd	54
43,023		Cholamandalam Investment and Finance Co Ltd	108
600,995		CI Financial Corp	7,645
1,671,215	e	CITIC Securities Co Ltd	3,188
513,700		CITIC Securities Co Ltd (Class A)	1,758
112,941		Close Brothers Group plc	1,546
451,251	g	CMC Markets plc	1,493
651,648		CME Group, Inc	105,919
307,767		Coface S.A.	2,031
52,757		Cohen & Steers, Inc	3,590
195,056	e	Colony Credit Real Estate, Inc	1,369
81,875		Coronation Fund Managers Ltd	189
17,442		Corp Financiera Alba	707
186,319	*	Corp Financiera Colombiana S.A.	1,377
22,954	e	Cowen Group, Inc	372
2,614	*	Creades AB	180
15,803	*,e	Credit Acceptance Corp	6,622
33,514		Credit Corp Group Ltd	367
175,630		Credit Saison Co Ltd	2,018
4,999,311	*	Credit Suisse Group	52,017
6,271	*	CreditAccess Grameen Ltd	43
17,205		CRISIL Ltd	369
141,000		CSC Financial Co Ltd	789
101,186		Curo Group Holdings Corp	827
21,800	*,e	Curves Holdings Co Ltd	120
213,258		Daewoo Securities Co Ltd	1,196
7,237		Daishin Securities Co Ltd	59
3,640		Daishin Securities Co Ltd PF	26
1,536,413	*	Daiwa Securities Group, Inc	6,454
59,935		Daou Data Corp	631
115,751		Daou Technology, Inc	1,933
44,200		DeA Capital S.p.A.	63
349,279	*	Deutsche Bank AG. (Registered)	3,332
26,528		Deutsche Beteiligungs AG.	901
74,206		Deutsche Boerse AG.	13,430
2,658		Diamond Hill Investment Group, Inc	302
2,686,629		Discover Financial Services	134,573
21,871	e,g	doBank S.p.A	197
90,800		Dongxing Securities Co Ltd	140
53,492	*	Donnelley Financial Solutions, Inc	449
437,171		Dubai Financial Market	99
21,944	e	Dynex Capital, Inc	314
59,075		E*TRADE Financial Corp	2,938
388,880		East Money Information Co Ltd	1,116
24,344		Eaton Vance Corp	940
261,179		ECN Capital Corp	743
10,907,287		Edelweiss Capital Ltd	9,040
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,360		EFG Financial Products Holding AG.	$225
50,239	e	EFG International	358
63,400		eGuarantee, Inc	1,505
1,311,525	*	Egyptian Financial Group-Hermes Holding	1,137
608,969		Element Financial Corp	4,544
183,934		Ellington Financial Inc	2,167
7,901		Ellington Residential Mortgage REIT	81
44,068	*,e	Encore Capital Group, Inc	1,506
130,609	*	Enova International, Inc	1,942
204,569	e	EQT AB	3,689
71,207		Eurazeo	3,659
971,670	g	Euronext NV	97,803
173,100		Everbright Securities Co Ltd	394
62,921		Evercore Inc	3,707
114,048		EXOR NV	6,546
48,686	*	Ezcorp, Inc (Class A)	307
27,223		Factset Research Systems, Inc	8,942
2,593,966	e	Far East Horizon Ltd	2,214
417,119		Federated Investors, Inc (Class B)	9,886
76,809	e	Fiera Capital Corp	537
35,400	e	Financial Products Group Co Ltd	196
10,899	*,e	FinTech Group AG.	556
23,500		FinVolution Group (ADR)	43
98,100		First Capital Securities Co Ltd	96
2,452,000		First Pacific Co	470
79,322		FirstCash, Inc	5,353
8,665,404		FirstRand Ltd	19,056
18,830	g	Flow Traders	674
73,541	*	Focus Financial Partners, Inc	2,431
431,000		Founder Securities Co Ltd	434
76,018		Franklin Resources, Inc	1,594
16,576,690		Fuhwa Financial Holdings Co Ltd	9,865
78,971	*,e,g	Funding Circle Holdings plc	67
26,484		Fuyo General Lease Co Ltd	1,476
18,114	e	Gain Capital Holdings, Inc	109
4,785		GAMCO Investors, Inc (Class A)	64
6,185,788	e	Gentera SAB de C.V.	2,963
878,800		GF Securities Co Ltd	946
307,000	*	GF Securities Co Ltd (Class A)	615
12,265		Gimv NV	706
124,700		GMO Financial Holdings, Inc	736
383,517	e	goeasy Ltd	15,447
331,827		Goldman Sachs Group, Inc	65,576
96,310		Granite Point Mortgage Trust, Inc	691
16,531		Great Ajax Corp	152
128,689	*	Green Dot Corp	6,316
15,178		Greenhill & Co, Inc	152
14,961		GRENKELEASING AG.	1,161
18,924	*	Grid Dynamics Holdings, Inc	131
26,810		Groupe Bruxelles Lambert S.A.	2,246
30,725	e	Groupe Bruxelles Lambert S.A. (EN Brussels)	2,574
192,257		Grupo de Inversiones Suramericana S.A.	954
43,167		Gruppo MutuiOnline S.p.A	922
234,100		Guosen Securities Co Ltd	375
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,406,800	e	Guotai Junan International Hol	$185
401,800		Guotai Junan Securities Co Ltd	984
416,800	g	Guotai Junan Securities Co Ltd (Hong Kong)	580
196,400		Guoyuan Securities Co Ltd	234
2,062	*,e	GWG Holdings Inc	16
755,263		Haci Omer Sabanci Holding AS	1,017
1,578,562		Haitong Securities Co Ltd	1,282
449,100		Haitong Securities Co Ltd (Class A)	802
62,344		Hamilton Lane, Inc	4,200
5,302		Hankook Tire Worldwide Co Ltd	57
25,643	*	Hanwha Securities Co	36
121,230		Hargreaves Lansdown plc	2,445
34,595	g	HDFC Asset Management Co Ltd	1,139
68,432		Hellenic Exchanges S.A.	244
106,100		Hitachi Capital Corp	2,349
89,334		Hithink RoyalFlush Information Network Co Ltd	1,693
1,997,156		Hong Kong Exchanges and Clearing Ltd	85,062
40,000	*	Hotai Finance Co Ltd	111
38,316		Houlihan Lokey, Inc	2,132
258,100	*	Huaan Securities Co Ltd	250
902,400	g	Huatai Securities Co Ltd	1,445
362,716		Huatai Securities Co Ltd (Class A)	968
153,000		Huaxi Securities Co Ltd	231
27,346		HUB24 Ltd	178
33,622	*	Hypoport AG.	14,956
15,800		IBJ Leasing Co Ltd	348
14,670	g	ICICI Securities Ltd	91
781,446		IG Group Holdings plc	7,891
332,742	e	IGM Financial, Inc	8,086
17,227		IIFL Wealth Management Ltd	233
56,320		Indiabulls Housing Finance Ltd	154
42,580		Indiabulls Securities Ltd	66
7,782	g	Indian Energy Exchange Ltd	19
321,400		Industrial Securities Co Ltd	313
173,336		Industrivarden AB	3,951
163,409		Infrastructure Development Finance Co Ltd	40
223,655		IntegraFin Holdings plc	1,268
113,373		Interactive Brokers Group, Inc (Class A)	4,736
1,357,014		Intercontinental Exchange Group, Inc	124,302
395,754		Intermediate Capital Group plc	6,314
93,371		Inversiones La Construccion S.A.	625
125,988		Invesco Ltd	1,356
311,042	e	Invesco Mortgage Capital, Inc	1,163
63,872		Investec Ltd	128
1,487,179		Investec plc	2,984
14,542		Investment AB Oresund	163
153,001	e	Investor AB (B Shares)	8,116
177,355	e	IOOF Holdings Ltd	609
9,650		iShares Core S&P 500 ETF	2,988
21,300	e	iShares MSCI ACWI ex US ETF	921
709,738	e	iShares MSCI Canada Index Fund	18,368
3,113,308		iShares MSCI EAFE Index Fund	189,507
12,800	e	iShares MSCI EAFE Small-Cap ETF	686
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,989,096	e	iShares MSCI Emerging Markets	$79,544
5,000		iShares MSCI Emerging Markets Small-Cap ETF	195
290		iShares MSCI South Korea Index Fund	17
222,600	e	iShares Russell 2000 Index Fund	31,872
100,000	e	iShares Russell Midcap Growth Index Fund	15,812
112,741		Isracard Ltd	257
295,400	e	J Trust Co Ltd	843
37,817		Jaccs Co Ltd	619
80,010	*	Jafco Co Ltd	2,706
228,838	e	Japan Investment Adviser Co Ltd	2,192
93,400		Japan Securities Finance Co Ltd	444
384,676		Jefferies Financial Group, Inc	5,982
353,428		Jih Sun Financial Holdings Co Ltd	116
298,655		JM Financial Ltd	275
188,181		JSE Ltd	1,323
29,517		Julius Baer Group Ltd	1,240
192,500	*	Julius Baer Holding AG.	447
770,363		Jupiter Investment Management Group Ltd	2,443
105,509	*	KBC Ancora	3,599
84,840	*	Kinnevik AB	2,240
2,706		KIWOOM Securities Co Ltd	198
98,178		KKR & Co, Inc	3,032
157,886		KKR Real Estate Finance Trust, Inc	2,618
34,906		Korea Investment Holdings Co Ltd	1,309
3,674		KRUK S.A.	101
627,925		Krungthai Card PCL	614
59,039	*	Kumho Investment Bank	28
176,777		Ladder Capital Corp	1,432
21,122		Lazard Ltd (Class A)	605
16,993		Legg Mason, Inc	845
123,117	*	LendingClub Corp	560
650,945		London Stock Exchange Group plc	67,695
307,286		LPL Financial Holdings, Inc	24,091
65,816	e	Lundbergs AB (B Shares)	3,000
12,700	*	M&A Capital Partners Co Ltd	472
7,356,859		M&G plc	15,276
317,589		Macquarie Group Ltd	26,357
150,099		Magellan Financial Group Ltd	6,129
66,408		Mahindra & Mahindra Financial Services Ltd	148
26,136,662		Man Group plc	42,315
47,862		Manappuram General Finance & Leasing Ltd	96
64,394		MarketAxess Holdings, Inc	32,256
5,142		Marlin Business Services Corp	43
26,300		Marusan Securities Co Ltd	100
62,900	e	Matsui Securities Co Ltd	487
8,804		Meritz finance Holdings Co Ltd	69
180,694		Meritz Securities Co Ltd	460
31,692,906		Metro Pacific Investments Corp	2,369
663,714		MFA Financial Inc	1,653
385,770		Mitsubishi UFJ Lease & Finance Co Ltd	1,841
123,365		MLP AG.	758
46,804		Moelis & Co	1,458
30,058	e	Moelis Australia Ltd	73
1,105,600	e	Monex Beans Holdings, Inc	2,245
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
248,376		Moody’s Corp	$68,236
10,047,005	n	Morgan Stanley	485,270
58,132		Morningstar, Inc	8,195
32,125		Motilal Oswal Financial Services Ltd	252
142,863		MSCI, Inc (Class A)	47,691
471,000		Muangthai Capital PCL	800
58,838		Multi Commodity Exchange of India Ltd	1,002
126,400		Nanjing Securities Co Ltd	256
178,098		Nasdaq Inc	21,277
114,826		Natixis	303
384,458		Navient Corp	2,703
4,400		NEC Capital Solutions Ltd	81
21,784		Nelnet, Inc (Class A)	1,040
53,619		Netwealth Group Ltd	335
811,059		New Residential Investment Corp	6,026
665,985		New York Mortgage Trust, Inc	1,738
56,823	*,†	NewStar Financial, Inc	14
29,652		NICE Holdings Co Ltd	527
189,254	*	Ninety One Ltd	477
27,085	g	Nippon Life India Asset Management Ltd	113
22,000	*,e	Noah Holdings Ltd (ADR)	560
2,391,056	*	Nomura Holdings, Inc	10,744
102,000		Northeast Securities Co Ltd	122
85,863		Northern Trust Corp	6,812
32,738		Numis Corp plc	129
81,993		Okasan Holdings, Inc	248
497,776		OneMain Holdings, Inc	12,215
106,581		Onex Corp	4,815
54,248	*	Oportun Financial Corp	729
9,575		Oppenheimer Holdings, Inc	209
88,870	e	Orchid Island Capital, Inc	419
268,400		Orient Corp	295
266,400		Orient Securities Co Ltd	359
4,876,440		ORIX Corp	60,552
755,850		Osaka Securities Exchange Co Ltd	17,505
129,302		P2P Global Investments plc	1,172
415,600	*	Pacific Securities Co Ltd	187
5,049,800	*	Pacific Strategic Financial Tbk PT	300
7,665		Pargesa Holding S.A.	581
9,839		Partners Group	8,960
200,884		PennyMac Mortgage Investment Trust	3,521
30,697		Perpetual Trustees Australia Ltd	635
16,965	*	Pico Holdings, Inc	143
684,581	e	Pinnacle Investment Management Group Ltd	1,879
29,418		Piper Jaffray Cos	1,740
36,900		PJT Partners, Inc	1,894
239,975		Platinum Asset Mangement Ltd	624
95,786		Plus500 Ltd	1,562
59,161	*	PRA Group, Inc	2,287
174,082		President Securities Corp	81
292,889		Provident Financial plc	640
230,456		PSG Group Ltd	2,107
125,222		Pzena Investment Management, Inc (Class A)	681
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,400	*,e	Qudian, Inc (ADR)	$53
2,682,406	g	Quilter plc	4,616
281,718		Ratchthani Leasing PCL	33
30,490		Rathbone Brothers	537
444,228		Ratos AB (B Shares)	1,195
33,646		Raymond James Financial, Inc	2,316
189,857		Ready Capital Corp	1,650
258,629		Redwood Trust, Inc	1,810
56,775	*	Regional Management Corp	1,005
120,848		Reinet Investments S.C.A	2,121
945,190		Remgro Ltd	5,457
799,171	g	Resurs Holding AB	3,297
7,461		Ricoh Leasing Co Ltd	206
362,285		RMB Holdings Ltd	34
1,465,615		Rural Electrification Corp Ltd	2,104
751,941		S&P Global, Inc	247,749
18,066		Safeguard Scientifics, Inc	126
97,522		Samsung Card Co	2,229
48,109		Samsung Securities Co Ltd	1,064
77,591		Sanne Group plc	605
155,649		Santander Consumer USA Holdings, Inc	2,865
960,147	*	SBI Holdings, Inc	20,836
108,812	e	Schroders plc	3,971
27,979		Sculptor Capital Management, Inc	362
159,900		SDIC Capital Co Ltd	289
233,970		Sealand Securities Co Ltd	144
197,943		SEI Investments Co	10,883
65,200	*	Shanghai Dajiang Group	17
44,980		Shanxi Securities Co Ltd	42
68,000	e	Sheng Ye Capital Ltd	56
1,077,300	*	Shenwan Hongyuan Group Co Ltd	772
782		Shinyoung Securities Co Ltd	28
149,109		Shriram Transport Finance Co Ltd	1,361
1,227,132	*	SHUAA Capital PSC	175
8,644	*,e	Siebert Financial Corp	44
7,745		Silvercrest Asset Management Group, Inc	98
1,880,701		Singapore Exchange Ltd	11,317
168,600		Sinolink Securities Co Ltd	273
16,744		Sixt Leasing SE	340
32,640,000	e	Skyway Securities Group Ltd	694
614,245		SLM Corp	4,318
768,475	*,†,e	SNS Reaal	9
2,581		Societe Fonciere Financiere et de Participations FFP	195
24,464		Sofina S.A.	6,460
228,350		SooChow Securities Co Ltd	265
186,292		Southwest Securities Co Ltd	121
3,246	*	Spandana Sphoorty Financial Ltd	23
43,558		Sparx Group Co Ltd	88
8,000		SPDR Trust Series 1	2,467
24,756	e	Sprott, Inc	890
536,417		Srisawad Corp PCL	901
911,416		St. James’s Place plc	10,717
2,384,064		Standard Life Aberdeen plc	7,900
1,502,603		Starwood Property Trust, Inc	22,479
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
894,704		State Street Corp	$56,858
129,328		Stifel Financial Corp	6,134
77,217	*	StoneX Group, Inc	4,247
71,795		Strike Co Ltd	3,225
1,253,000		Sun Hung Kai & Co Ltd	493
22,244		Sundaram Finance Ltd	428
7,439		Swissquote Group Holding S.A.	638
3,114	*	SWK Holdings Corp	37
282,394		Synchrony Financial	6,258
44,494		T Rowe Price Group, Inc	5,495
9,128,538	e	Tai Fook Securities Group Ltd	2,191
672,100		Taiwan Acceptance Corp	2,498
64,817	e	Tamburi Investment Partners S.p.A.	424
2,820		Tata Investment Corp Ltd	29
176,826		TD Ameritrade Holding Corp	6,433
1,200,000		Tel Aviv Stock Exchange Ltd	5,398
317,300		Tianfeng Securities Co Ltd	273
73,394	e	TMX Group Ltd	7,257
100,780		Tokai Tokyo Securities Co Ltd	223
17,585	*	Tong Yang Investment Bank	39
162,948	e	TPG RE Finance Trust, Inc	1,401
166,637		Tradeweb Markets, Inc	9,688
730,937		Transaction Capital Ltd	786
900,425		Tullett Prebon plc	3,911
520,066		Two Harbors Investment Corp	2,621
1,679		Ubiquoss Holdings, Inc	47
4,662,014		UBS Group AG	53,842
85,556		Ujjivan Financial Services Ltd	249
158,070	*	Uranium Participation Corp	533
9,100	*	Uzabase, Inc	188
247		Value Line, Inc	7
4,787,000		Value Partners Group Ltd	2,440
2,420		Vanguard Emerging Markets ETF	96
25,000		Vanguard FTSE Developed Markets ETF	970
326,174		Virtu Financial, Inc	7,698
30,657		Virtus Investment Partners, Inc	3,565
237,558		Vontobel Holding AG.	16,728
1,869,067		Voya Financial, Inc	87,192
5,312	e	VP Bank AG.	692
7,542		VZ Holding AG.	566
57,743		Waddell & Reed Financial, Inc (Class A)	896
100,549		Warsaw Stock Exchange	1,067
455,904		Waterland Financial Holdings	182
54,486		Wendel	5,200
80,368		Western Asset Mortgage Capital Corp	220
209,400		Western Securities Co Ltd	243
14,924		Westwood Holdings Group, Inc	235
386,708		WisdomTree Investments, Inc	1,342
79,326		Woori Investment & Securities Co Ltd	552
4,944	*,e	World Acceptance Corp	324
90,000	*	XP, Inc	3,781
4,400	e	Yintech Investment Holdings Ltd (ADR)	27
419,500	*,e,g	Yixin Group Ltd	104
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
218,631		Zeder Investments Ltd	$29
131,193		Zenkoku Hosho Co Ltd	4,956
1,684,429		Zheshang Securities Co Ltd	2,370
563,670	*,e	Zip Co Ltd	2,102
		TOTAL DIVERSIFIED FINANCIALS	3,961,840

ENERGY - 3.0%
1,929		Adams Resources & Energy, Inc	52
37,717,904		Adaro Energy Tbk	2,654
213,969	*,e	Advantage Oil & Gas Ltd	262
16,816		Aegis Logistics Ltd	39
424,829	e	Aker BP ASA	7,862
37,402		Aldrees Petroleum and Transport Services Co	631
580,915		Ampol Ltd	11,837
105,285		Anglo Pacific Group plc	175
380,820		Antero Midstream Corp	1,942
776,304	*,e	Antero Resources Corp	1,972
345,492		Apache Corp	4,664
405,486	e	ARC Resources Ltd	1,362
22,588	*,e	Arch Resources, Inc	642
226,154		Archrock, Inc	1,468
29,497		Ardmore Shipping Corp	128
59,528	*	Aspen Aerogels, Inc	392
1,330,918		Baker Hughes Co	20,483
231,700		Bangchak Corp PCL	159
921,300		Banpu PCL (Foreign)	184
2,822,613		Beach Petroleum Ltd	3,015
117,241		Berry Petroleum Co LLC	566
1,622,665		Bharat Petroleum Corp Ltd	8,046
304,391	e	Birchcliff Energy Ltd	256
32,956	*	Bonanza Creek Energy, Inc	488
17,431,822		BP plc	66,782
303,378	e	BP plc (ADR)	7,075
189,300		Brigham Minerals, Inc	2,338
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	675
6,413	*	Bristow Group, Inc	89
692,794	g	BW LPG Ltd	2,181
541,673		BW Offshore Ltd	1,813
224,383		Cabot Oil & Gas Corp	3,855
225,443		Cactus, Inc	4,651
1,346,310	*	Cairn Energy plc	1,959
405,287		Cameco Corp (Toronto)	4,156
165,758	e	Canacol Energy Ltd	469
1,474,326		Canadian Natural Resources Ltd (Canada)	25,575
1,070,978		Cenovus Energy, Inc (Toronto)	5,009
1,583,206	*	CGG S.A.	1,749
701,019	*	ChampionX Corp	6,842
730,959	*	Cheniere Energy, Inc	35,320
4,691,984		Chevron Corp	418,666
745,606		China Aviation Oil Singapore Corp Ltd	539
388,000		China Merchants Energy Shipping Co Ltd	321
7,101,126		China Oilfield Services Ltd	6,471
403,400		China Shenhua Energy Co Ltd	822
3,465,695		China Shenhua Energy Co Ltd (Hong Kong)	5,379
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
842,000	*	China Shipping Development Co Ltd	$377
2,552,000	*	China Suntien Green Energy Cor	587
106,534		Cimarex Energy Co	2,929
868,268	*	Clean Energy Fuels Corp	1,928
31,276,946		CNOOC Ltd	35,103
297,016	*	CNX Resources Corp	2,569
1,217,233		Coal India Ltd	2,150
118	*,†,b	Cobalt International Energy, Inc	0	^
91,798		Computer Modelling Group Ltd	321
34,420	*	Comstock Resources Inc	151
941,105		Concho Resources, Inc	48,467
3,381,201		ConocoPhillips	142,078
45,825	*,e	CONSOL Energy, Inc	232
130,947	*	Contango Oil & Gas Co	300
38,731	e	Continental Resources, Inc	679
1,178,642	*	Cooper Energy Ltd	308
112,628		Cosan SA Industria e Comercio	1,469
229,500	*	COSCO SHIPPING Energy Transportation Co Ltd	212
29,558		Cosmo Energy Holdings Co Ltd	434
1,281,288	e	Crescent Point Energy Corp	2,076
108,403		CropEnergies AG.	1,091
26,714		CVR Energy, Inc	537
812,549		Dana Gas PJSC	144
3,239	*	Delek Group Ltd	78
127,985	e	Delek US Holdings, Inc	2,228
322,283		Devon Energy Corp	3,655
266,287		DHT Holdings, Inc	1,366
10,652,151		Dialog Group BHD	9,028
48,953	*	Diamond S Shipping Inc	391
296,633		Diamondback Energy, Inc	12,405
764,324		Diversified Gas & Oil plc	906
13,190	e	DMC Global, Inc	364
1,199,876	e	DNO International ASA	740
101,149	*	Dorian LPG Ltd	783
10,467	*	Drilling Co of 1972	222
60,878	*	Dril-Quip, Inc	1,814
18,604	*,e	Earthstone Energy, Inc	53
7,379,454		Ecopetrol S.A.	4,075
314,786		Empresas COPEC S.A.	2,112
434,700		Enauta Participacoes S.A.	827
2,239,282		Enbridge, Inc (Toronto)	68,089
420,874		EnCana Corp	4,019
213,642		Enerflex Ltd	809
1,168,600	*,†	Energy Earth PCL	0	^
383,037	*,e	Energy Fuels, Inc	578
1		Energy Transfer LP	0	^
253,865	e	Enerplus Resources Fund	714
1,421,024		ENI S.p.A.	13,622
2,051,342		EOG Resources, Inc	103,921
111,607		EQT Corp	1,328
3,000,814		Equinor ASA	43,229
38,973	*	Equital Ltd	715
175,166	e	Equitrans Midstream Corp	1,456
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,100	*	Esso Thailand PCL (Foreign)	$50
21,903	*,e	Etablissements Maurel et Prom	44
602,041	e	Euronav NV	4,861
27,809		Evolution Petroleum Corp	78
22,939	*,e	Exmar NV	57
41,906	*	Exterran Corp	226
309,342	e	Exxaro Resources Ltd	2,335
6,079,083		Exxon Mobil Corp	271,857
25,992	e	Falcon Minerals Corp	83
15,454	e	FLEX LNG Ltd	72
950,714		Formosa Petrochemical Corp	2,878
260,636	*	Frank’s International NV	581
108,591	e	Freehold Royalty Trust	282
165,677	e	Frontera Energy Corp	415
200,339		Frontline Ltd	1,398
299,492		Frontline Ltd (Sigmax MTF)	2,085
139,676	*,e	Fugro NV	553
334,719		Galp Energia SGPS S.A.	3,883
6,585,972		Gazprom (ADR)	35,696
16,873		Gaztransport Et Technigaz S.A.	1,295
187,975		Gibson Energy, Inc	2,926
128,886	*	Golar LNG Ltd	933
7,116	*	Goodrich Petroleum Corp	51
57,564		Great Eastern Shipping Co Ltd	162
251,884	*,e	Green Plains Inc	2,573
82,006		Grupa Lotos S.A.	1,250
46,406		GS Holdings Corp	1,406
1,021,700	*	Guanghui Energy Co Ltd	391
1,820,699	*	Gulf International Services QSC	750
289,085	*	Gulfport Energy Corp	315
196,453		Hafnia Ltd	309
1,238,277		Halliburton Co	16,073
162		Hankook Shell Oil Co Ltd	31
425,136	*	Helix Energy Solutions Group, Inc	1,475
83,974		Helmerich & Payne, Inc	1,638
453,190	n	Hess Corp	23,480
1,166,232	*	Hindustan Petroleum Corp Ltd	3,357
202,876		HollyFrontier Corp	5,924
73,885		Hunting plc	193
7,971,410	*,e	Hurricane Energy plc	574
402,775	e	Husky Energy, Inc	1,323
176,010		Idemitsu Kosan Co Ltd	3,756
311,381	e	Imperial Oil Ltd	5,009
1,555,514		Indian Oil Corp Ltd	1,763
1,075,100		Inner Mongolia Yitai Coal Co	700
1,188,724		Inpex Holdings, Inc	7,423
417,882	e	Inter Pipeline Ltd	3,891
96,868		International Seaways, Inc	1,583
11,239,593		IRPC PCL (Foreign)	962
168,553		Itochu Enex Co Ltd	1,370
19,477	e	Japan Petroleum Exploration Co	329
648,801		John Wood Group plc	1,556
2,704,880		JX Holdings, Inc	9,642
291,591	e	Keyera Corp	4,440
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,003,666		Kinder Morgan, Inc	$30,396
82,084		Koninklijke Vopak NV	4,342
1,336,321		Kosmos Energy Ltd	2,218
126,003	e	Liberty Oilfield Services, Inc	690
525,136		LUKOIL PJSC (ADR)	38,976
1,222,092	e	Lundin Petroleum AB	29,826
487,000	*	Magnolia Oil & Gas Corp	2,951
1,406,120		Marathon Oil Corp	8,605
1,171,566		Marathon Petroleum Corp	43,793
5,980		Mari Petroleum Co Ltd	45
128,566	*,e	Matador Resources Co	1,093
181,136	*	Matrix Service Co	1,761
877,550	*	MEG Energy Corp	2,437
14,000		Mitsuuroko Co Ltd	150
9,830		Modec, Inc	141
377,062	*	MOL Hungarian Oil & Gas plc	2,229
23,271	*,e	Montage Resources Corp	92
57,197		Motor Oil Hellas Corinth Refineries S.A.	790
31,997	e	Murphy Oil Corp	442
11,920	*,e	Nabors Industries Ltd	441
13,088	*	Naphtha Israel Petroleum Corp Ltd	43
15,751	*,e	National Energy Services Reunited Corp	108
738,702		National Oilwell Varco, Inc	9,049
685,370		Neste Oil Oyj	26,919
214,667	e	New Hope Corp Ltd	205
159,257	*	Newpark Resources, Inc	355
366,592	*,e	NexGen Energy Ltd	478
8,843	*,e	NextDecade Corp	19
1,021,328	*	NexTier Oilfield Solutions, Inc	2,502
227,737		Noble Energy, Inc	2,041
237,656	e	Nordic American Tankers Ltd	965
92,760		Novatek PJSC (GDR)	13,190
372,265		Occidental Petroleum Corp	6,812
33,096	e	Ocean Yield ASA	75
170,208	*	Oceaneering International, Inc	1,088
545,900		Offshore Oil Engineering Co Ltd	354
2,371,677		Oil & Gas Development Co Ltd	1,564
272,939		Oil India Ltd	340
3,888,508		Oil Refineries Ltd	726
2,164,563		Oil Search Ltd	4,797
118,994	*	Oil States International, Inc	565
188,713	*	OMV AG.	6,368
677,737		ONEOK, Inc	22,514
1,751,555		Origin Energy Ltd	7,127
96,478	*	Overseas Shipholding Group, Inc	179
303,667		Pakistan Oilfields Ltd	642
124,361		Pakistan Petroleum Ltd	65
46,636		Pakistan State Oil Co Ltd	45
86,005	*	Par Pacific Holdings, Inc	773
337,029	*	Parex Resources, Inc	4,061
161,657	e	Parkland Corp	4,014
6,219,313		Parsley Energy, Inc	66,422
91,869		Pason Systems, Inc	502
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
574,249		Patterson-UTI Energy, Inc	$1,993
5,741		Paz Oil Co Ltd	461
296,942		PBF Energy, Inc	3,041
210,674	*	PDC Energy, Inc	2,621
103,680		Peabody Energy Corp	299
598,839	e	Pembina Pipeline Income Fund	14,971
49,381	*	Penn Virginia Corp	471
272,300	*	Petro Rio S.A.	1,772
147,737	e	Petrofac Ltd	327
4,109,802		Petroleo Brasileiro S.A.	16,883
9,382,040		Petroleo Brasileiro S.A. (Preference)	37,179
706,100		Petron	44
259,559		Petronas Dagangan BHD	1,251
554,840		Petronet LNG Ltd	1,899
188,751	e	Peyto Exploration & Development Corp	249
1,318,186		Phillips 66	94,778
696,300	*	Pilipinas Shell Petroleum Corp	251
1,105,592		Pioneer Natural Resources Co	108,016
2,505,658		Polish Oil & Gas Co	2,889
264,620		Polski Koncern Naftowy Orlen S.A.	4,205
100,100	*,†	Poseidon Concepts Corp	1
239,730	e	PrairieSky Royalty Ltd	1,515
195,100		Prima Marine PCL	50
523	*	PrimeEnergy Corp	37
306,719	*	ProPetro Holding Corp	1,577
90,800		PT Indo Tambangraya Megah	45
1,260,766	*	PT Medco Energi Internasional Tbk	40
1,791,500	*	PT Pelayaran Tamarin Samudra Tbk	8
3,279,100		PT Tambang Batubara Bukit Asam Tbk	469
7,210,006		PT United Tractors Tbk	8,390
1,243,221		PTT Exploration & Production PCL (Foreign)	3,737
9,220,650		PTT PCL (Foreign)	11,382
586,190		Qatar Fuel QSC	2,602
202,590	*	Rabigh Refining & Petrochemical Co	727
2,162,387	e	Range Resources Corp	12,174
4,862,937		Reliance Industries Ltd	110,614
183,004	*,e	Renewable Energy Group, Inc	4,535
831,591	e	Repsol YPF S.A.	7,348
4,920	*	Rex American Resources Corp	341
1,556,788	*	Rosneft Oil Co PJSC (GDR)	7,828
5,201,360		Royal Dutch Shell plc (A Shares)	83,280
4,334,471		Royal Dutch Shell plc (B Shares)	65,712
58,635	*,e	RPC, Inc	181
579,052		Saipem S.p.A	1,453
116,566		San-Ai Oil Co Ltd	1,054
3,330,273		Santos Ltd	12,377
1,530,000	*	Sapurakencana Petroleum BHD	35
295,862		Saras S.p.A.	233
433,706	*,e	Sasol Ltd	3,330
1,186,191	g	Saudi Arabian Oil Co	10,297
242,297		SBM Offshore NV	3,570
2,509,250		Schlumberger Ltd	46,145
17,705	e	Schoeller-Bleckmann Oilfield Equipment AG.	468
124,718	e	Scorpio Tankers, Inc	1,598
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,760	*	SEACOR Holdings, Inc	$928
111,258	*	Select Energy Services, Inc	545
224,000		Semirara Mining & Power Corp	57
10,385,100		Serba Dinamik Holdings BHD	4,042
300,150	e	Serica Energy plc	408
50	*,†	Serval Integrated Energy Services	0
325,757	*	Seven Generations Energy Ltd	727
162,039	e	SFL Corp Ltd	1,505
621,455		Shaanxi Coal Industry Co Ltd	636
294,036		Shanxi Lu’an Environmental Energy Development Co Ltd	233
285,800	*	Shanxi Meijin Energy Co Ltd	255
434,200		Shanxi Xishan Coal & Electricity Power Co Ltd	231
141,800		Shinko Plantech Co Ltd	1,603
1,760,900		Siamgas & Petrochemicals PCL	488
7,200		Sinanen Co Ltd	183
220,000	e	Sinopec Kantons Holdings Ltd	84
44,675		SK Energy Co Ltd	4,939
13,315		SK Gas Co Ltd	824
359,483		SM Energy Co	1,348
38,317		S-Oil Corp	2,043
29,664		Solaris Oilfield Infrastructure, Inc	220
1,098,998	*,e	Southwestern Energy Co	2,813
1,663,800		Star Petroleum Refining PCL	358
363,585	*,e	Stobart Group Ltd	155
120,799	*	Subsea 7 S.A.	770
1,623,356		Suncor Energy, Inc	27,371
1,561,849		Surgutneftegaz (ADR) (London)	8,348
70,346	*,e	Talos Energy, Inc	647
613,544	e	Targa Resources Investments, Inc	12,314
300,650		Tatneft PJSC (ADR)	14,158
1,280,750	e	TC Energy Corp	54,717
2,566		TechnipFMC plc (Euro OTC)	18
79,848	*	Tecnicas Reunidas S.A.	1,222
92,680	*,e	Tellurian, Inc	107
446,037		Tenaris S.A.	2,899
80,350	*	Tervita Corp	225
134,516	e	TGS Nopec Geophysical Co ASA	1,984
1,015,855		Thai Oil PCL (Foreign)	1,474
68,335	*	Tidewater, Inc	382
178,563	*	TMK PJSC (GDR)	592
36,845	e	TORM plc	254
2,490,214		Total S.A.	96,019
356,796		Tourmaline Oil Corp	3,120
1,004,644	*,e	Transocean Ltd (NYSE)	1,838
17,600	*,e	Transportadora de Gas del Sur S.A. (ADR) (Class B)	99
3,289,616	e	Tullow Oil plc	1,303
402,694	*	Tupras Turkiye Petrol Rafine	5,268
595,488		Ultrapar Participacoes S.A.	2,013
669,862	*	UMW Oil & Gas Corp BHD	23
164,959	*,e	Uranium Energy Corp	145
147,872	e	US Silica Holdings, Inc	534
2,342,438		Valero Energy Corp	137,782
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,315		Verbio AG.	$118
353,648	e	Vermilion Energy, Inc	1,573
904,202	g	Viva Energy Group Ltd	1,153
176,313	*,e	W&T Offshore, Inc	402
91,695	e	Washington H Soul Pattinson & Co Ltd	1,245
803	*	Weatherford International Ltd	2
468,946	e	Whitecap Resources, Inc	770
704,252	e	Whitehaven Coal Ltd	704
2,090,101		Williams Cos, Inc	39,754
272,000		Wison Engineering Services Co Ltd	28
848,801		Woodside Petroleum Ltd	12,828
215,588		World Fuel Services Corp	5,554
359,611		Worley Ltd	2,200
1,941,770	*	WPX Energy, Inc	12,388
58,500	*	Yantai Jereh Oilfield Services Group Co Ltd	259
5,361,477		Yanzhou Coal Mining Co Ltd	4,038
227,800		Yanzhou Coal Mining Co Ltd (Class A)	283
135,200		Yinson Holdings BHD	187
159,300		YPF S.A. (ADR) (Class D)	916
601,608		Z Energy Ltd	1,055
		TOTAL ENERGY	3,170,757

FOOD & STAPLES RETAILING - 1.4%
5,700	*,e	111, Inc (ADR)	36
52,083		Abdullah Al Othaim Markets Co	1,562
563,117		Aeon Co Ltd	13,101
12,100	*	Aeon Hokkaido Corp	94
13,383	e	Ain Pharmaciez Inc	879
296,834		Al Meera Consumer Goods Co	1,486
1,251,709		Alimentation Couche Tard, Inc	39,250
188,384		Andersons, Inc	2,592
22,679		Arcs Co Ltd	457
295,655		Atacadao Distribuicao Comercio e Industria Ltd	1,074
130,959	*,g	Avenue Supermarts Ltd	4,019
347,234	*	Axfood AB	7,591
8,455		Axial Retailing, Inc	338
5,900		Belc Co Ltd	404
905,985		Berli Jucker PCL	1,163
5,739		BGF retail Co Ltd	665
576,797		Bid Corp Ltd	9,471
646,043		BIM Birlesik Magazalar AS	6,405
1,054,875		Carrefour S.A.	16,359
58,599		Casey’s General Stores, Inc	8,762
5,186	*	Casino Guichard Perrachon S.A.	192
82,200		Cawachi Ltd	2,123
2,565,374		Centros Comerciales Sudamericanos S.A.	3,592
44,786	*	Chefs’ Warehouse Holdings, Inc	608
2,371,261		Cia Brasileira de Distribuicao	30,951
201,899		Clicks Group Ltd	2,448
54,760		Cocokara Fine Holdings, Inc	2,960
1,497,714		Coles Group Ltd	17,804
16,774		Colruyt S.A.	922
4,354,100		Cosco Capital, Inc	442
20,100		Cosmos Pharmaceutical Corp	3,084
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,161,446		Costco Wholesale Corp	$352,162
7,996,529		CP Seven Eleven PCL (Foreign)	17,624
23,400		Create SD Holdings Co Ltd	730
20,900	e	Daikokutenbussaan Co Ltd	938
909,200		Dairy Farm International Holdings Ltd	4,248
85,104	*,g	Dino Polska S.A.	4,335
66,438	e,g	Dis-Chem Pharmacies Ltd	67
8,044,892	*,e	Distribuidora Internacional de Alimentacion S.A.	1,006
6,534		Dongsuh Co, Inc	86
12,228		E-Mart Co Ltd	1,081
187,755		Empire Co Ltd	4,496
313,256	*	Eurocash S.A.	1,375
275,790		FamilyMart Co Ltd	4,735
5,500		G-7 Holdings, Inc	120
4,200		Genky DrugStores Co Ltd	139
157,732		George Weston Ltd	11,555
122,085	*	Grocery Outlet Holding Corp	4,981
77,000	e	Grupo Comercial Chedraui S.a. DE C.V.	90
14,134		GS Retail Co Ltd	432
4,000		Halows Co Ltd	125
15,158		Heiwado Co Ltd	266
31,258	*,e	HF Foods Group Inc	283
9,966		Hyundai Greenfood Co Ltd	64
145,098	e	ICA Gruppen AB	6,897
24,515		Ingles Markets, Inc (Class A)	1,056
10,200		Itochu-Shokuhin Co Ltd	485
1,691,484		J Sainsbury plc	4,378
5,700	e	Japan Meat Co Ltd	160
636,808	*,e	Jeronimo Martins SGPS S.A.	11,144
6,700		Kansai Super Market Ltd	68
64,100		Kato Sangyo Co Ltd	2,101
678,935		Kesko Oyj (B Shares)	11,622
42,300	e	Kobe Bussan Co Ltd	2,402
1,392,873		Koninklijke Ahold Delhaize NV	37,961
1,517,046		Kroger Co	51,352
8,434		Kusuri no Aoki Holdings Co Ltd	663
134,100	e	La Comer SAB de C.V.	187
10,900		Laobaixing Pharmacy Chain JSC	154
94,051		Lawson, Inc	4,731
35,900		Life Corp	1,154
199,195		Loblaw Cos Ltd	9,700
441,776	*	Magnit PJSC (GDR)	5,739
19,850		MARR S.p.A.	299
395,820	*,e	Massmart Holdings Ltd	525
99,947		Matsumotokiyoshi Holdings Co Ltd	3,632
6,300	*	Maxvalu Tokai Co Ltd	145
2,979,025	e	Metcash Ltd	5,621
23,514		Metro Wholesale & Food Specialist AG.	223
293,854		Metro, Inc	12,121
97,545	*	Migros Ticaret AS	549
6,300		Ministop Co Ltd	88
84,200		Natural Grocers by Vitamin C	1,253
3,200		Nihon Chouzai Co Ltd	47
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,265	e	North West Co, Inc	$1,230
122,000		Okuwa Co Ltd	1,874
395,467	*	Performance Food Group Co	11,524
281,333		Pick’n Pay Stores Ltd	827
1,260,722		President Chain Store Corp	12,682
36,336		Pricesmart, Inc	2,192
798,610		Puregold Price Club, Inc	745
12,200		Qol Co Ltd	128
267,596		Raia Drogasil S.A.	5,443
67,987	*,e	Rallye S.A.	538
4,171		Rami Levi Chain Stores Hashikma Marketing Ltd	231
11,612		Retail Partners Co Ltd	183
104,357	*,e	Rite Aid Corp	1,780
469,600		Robinsons Retail Holdings, Inc	612
71,579		Ryoshoku Ltd	1,829
9,300		San-A Co Ltd	357
821,677		Seven & I Holdings Co Ltd	26,880
2,286,800		Sheng Siong Group Ltd	2,717
5,411		Shoei Foods Corp	211
393,614		Shoprite Holdings Ltd	2,419
96,464		Shufersal Ltd	630
578,020		SMU S.A.	107
395,031	*	Sok Marketler Ticaret AS.	775
2,478,436		Sonae SPGS S.A.	1,793
153,193		Spar Group Ltd	1,516
180,751		SpartanNash Co	3,841
170,255	*	Sprouts Farmers Market, Inc	4,357
79,938		Sugi Pharmacy Co Ltd	5,421
1,490,628		Sun Art Retail Group Ltd	2,557
155,164		Sundrug Co Ltd	5,135
740,029		SYSCO Corp	40,450
117,000		Taiwan TEA Corp	63
17,491,330		Tesco plc	49,197
70,567		Tsuruha Holdings, Inc	9,746
234,599	*,e	United Natural Foods, Inc	4,272
27,250		United Super Markets Holdings, Inc	287
438,880	*	US Foods Holding Corp	8,655
46,278		Valor Co Ltd	905
7,201		Village Super Market (Class A)	200
1,013,207		Walgreens Boots Alliance, Inc	42,950
7,485,750		Wal-Mart de Mexico SAB de C.V.	17,962
3,524,407		Walmart, Inc	422,153
8,612		Weis Markets, Inc	432
86,480		Welcia Holdings Co Ltd	6,986
1,056,077	e	WM Morrison Supermarkets plc	2,488
1,503,487		Woolworths Ltd	38,755
102,843	*	X5 Retail Group NV (GDR)	3,641
6,400		YAKUODO Holdings Co Ltd	156
16,600		Yaoko Co Ltd	1,188
25,900		Yifeng Pharmacy Chain Co Ltd	334
22,900		Yokohama Reito Co Ltd	190
371,200		Yonghui Superstores Co Ltd	493
39,775	*	Zur Rose Group AG.	10,884
		TOTAL FOOD & STAPLES RETAILING	1,531,150
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 3.7%
908,138	*	a2 Milk Co Ltd	$11,887
118,557		AAK AB	2,046
30,600	*	Adecoagro S.A.	133
57,902	e	AG. Barr plc	324
6,444		Agrana Beteiligungs AG.	133
1,015,995		Ajinomoto Co, Inc	16,860
5,064		Alico, Inc	158
339,112		Almarai Co JSC	4,700
3,522,865		Altria Group, Inc	138,272
5,657,730		AMBEV S.A.	14,711
4,215,862		Anadolu Efes Biracilik Ve Malt Sanayii AS	13,114
32,400		Angel Yeast Co Ltd	227
760,630		Anheuser-Busch InBev S.A.	37,496
95,000	*	Anhui Gujing Distillery Co Ltd	1,023
13,300	*	Anhui Gujing Distillery Co Ltd (Class A)	283
21,700		Anhui Kouzi Distillery Co Ltd	157
835,894		Archer-Daniels-Midland Co	33,352
9,572		Ariake Japan Co Ltd	606
1,849,582	*,e	Aryzta AG.	837
348,864		Asahi Breweries Ltd	12,253
968,003		Associated British Foods plc	22,888
192,812		Astral Foods Ltd	1,628
1,152,528	e	Ausnutria Dairy Corp Ltd	2,592
50,968		Austevoll Seafood ASA	423
157,038	*	Australian Agricultural Co Ltd	112
56,592		Avanti Feeds Ltd	378
79,809		AVI Ltd	324
116,284	e	B&G Foods, Inc (Class A)	2,835
36,631	*	Bakkafrost P	2,316
74,720	g	Bakkavor Group plc	65
1,346,241		Baladna	464
178,535		Balrampur Chini Mills Ltd	319
3,214		Barry Callebaut AG.	6,135
429,318		Becle SAB de C.V.	827
549,609		Bega Cheese Ltd	1,699
142,300		Beijing Dabeinong Technology Group Co Ltd	183
31,200		Beijing Shunxin Agriculture Co Ltd	252
123,900		Beijing Yanjing Brewery Co Ltd	120
3,236		Bell AG.	820
101,030	*,e	Beyond Meat, Inc	13,536
1,264		Binggrae Co Ltd	64
121,814		Biostime International Holdings Ltd	554
8,881		Bonduelle S.C.A.	214
3,130	*,e	Boston Beer Co, Inc (Class A)	1,680
464,286	*	BRF S.A.	1,815
1,749	*	Bridgford Foods Corp	29
57,779		Britannia Industries Ltd	2,763
31,000		British American Tobacco Malaysia BHD	78
3,357,184		British American Tobacco plc	128,757
491,158		Britvic plc	4,677
63,677		Brown-Forman Corp (Class A)	3,666
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
259,940		Brown-Forman Corp (Class B)	$16,548
1,105,200	*,e	Bubs Australia Ltd	711
1,472,429	e,g	Budweiser Brewing Co APAC Ltd	4,310
185,100	e	Bumitama Agri Ltd	59
358,551		Bunge Ltd	14,747
457,628	*	C&C Group plc	1,305
14,806		Calavo Growers, Inc	931
75,004		Calbee, Inc	2,073
62,233	*	Cal-Maine Foods, Inc	2,768
25,000		Camil Alimentos S.A.	52
647,089		Campbell Soup Co	32,115
166,079		Carlsberg AS (Class B)	22,023
112,752		Carlsberg Brewery-Malay BHD	656
13,443		CCL Products India Ltd	42
134,203	*	Celsius Holdings, Inc	1,580
21,500		Chacha Food Co Ltd	166
723,000		Charoen Pokphand Enterprise	1,678
3,432,846		Charoen Pokphand Foods PCL	3,540
695,335	g	China Feihe Ltd	1,401
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
2,221,146		China Mengniu Dairy Co Ltd	8,517
427,000	*	China Modern Dairy Holdings	48
1,701,629		China Resources Beer Holdings Company Ltd	9,499
20,800		Chongqing Brewery Co Ltd	215
25,300		Chongqing Fuling Zhacai Group Co Ltd	129
55,561		Chubu Shiryo Co Ltd	842
423,389		Cia Cervecerias Unidas S.A.	3,049
5,062		CJ CheilJedang Corp	1,382
109,792		Cloetta AB	281
434,229		Coca-Cola Amatil Ltd	2,616
8,497,728		Coca-Cola Co	379,679
5,054		Coca-Cola Consolidated Inc	1,158
271,978		Coca-Cola European Partners plc (Class A)	10,270
603,691		Coca-Cola Femsa SAB de C.V.	2,643
181,574		Coca-Cola HBC AG.	4,545
62,922		Coca-Cola Icecek AS	400
90,850	e	Coca-Cola West Japan Co Ltd	1,648
6,742,000		Cofco International Ltd	2,566
314,000	e	COFCO Meat Holdings Ltd	104
1,367,935		ConAgra Brands, Inc	48,110
268,219		Constellation Brands, Inc (Class A)	46,925
13,856		Corby Spirit and Wine Ltd	166
184,185		Costa Group Holdings Ltd	372
10,722	*,e	Craft Brewers Alliance, Inc	165
28,110		Cranswick plc	1,259
125,230		Daesang Corp	2,716
1,294,500	g	Dali Foods Group Co Ltd	789
771,583		Danone	53,558
454,354	*	Darling International, Inc	11,186
3,369,642		Davide Campari-Milano S.p.A	28,497
3,030,218		Diageo plc	100,716
31,900		Diageo plc (ADR)	4,287
257		Dongwon F&B Co Ltd	38
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
282		Dongwon Industries Co Ltd	$47
4,700	e	Dydo Drinco, Inc	213
827,103		Eastern Tobacco	655
6,751	*	Easy Bio, Inc	292
8,122		Easy Bio, Inc	34
65,915	e	Ebro Puleva S.A.	1,366
247,318		Embotelladora Andina S.A.	605
376,922		Embotelladoras Arca SAB de C.V.	1,652
4,526		Emmi AG.	3,961
75,254	e	Ezaki Glico Co Ltd	3,588
21,371	*	Farmer Bros Co	157
52,936		Feed One Co Ltd	99
4,395,600		Felda Global Ventures Holdings BHD	1,028
1,197,339		Fevertree Drinks plc	30,352
286,800		First Resources Ltd	288
291,796		Flowers Foods, Inc	6,525
2,051,619		Fomento Economico Mexicano S.A. de C.V.	12,719
257,700		Fomento Economico Mexicano SAB de C.V. (ADR)	15,980
18,603		ForFarmers NV	114
92,620		Foshan Haitian Flavouring & Food Co Ltd	1,631
284,497		Fraser & Neave Holdings BHD	2,161
74,371	†,e	Freedom Foods Group Ltd	115
37,326		Fresh Del Monte Produce, Inc	919
174,279	*	Freshpet, Inc	14,580
108,380		Fuji Oil Co Ltd	2,789
38,900	*	Fujian Sunner Development Co Ltd	160
8,432		Fujicco Co Ltd	157
5,382		Fujiya Co Ltd	111
421,340		Futuris Corp Ltd	2,754
986,927		General Mills, Inc	60,844
181,474		Genting Plantations BHD	419
104,500		GFPT PCL (Foreign)	44
226,327		Glanbia plc	2,572
21,381		Godfrey Phillips India Ltd	289
21,053,800		Golden Agri-Resources Ltd	2,253
164,156	*	GrainCorp Ltd-A	469
2,485,342		Great Wall Enterprise Co	3,604
436,963	*	Greencore Group plc	680
25,699		Grieg Seafood ASA	264
191,931		Gruma SAB de C.V.	2,071
1,286,013	e	Grupo Bimbo S.A. de C.V. (Series A)	2,152
50,295	e	Grupo Herdez SAB de C.V.	74
68,100		Guan Chong Bhd	43
46,600		Guangdong Haid Group Co Ltd	315
135,389	*	Hain Celestial Group, Inc	4,266
58,400		Heilongjiang Agriculture Co Ltd	133
125,188		Heineken Holding NV	10,246
285,070		Heineken NV	26,282
94,100		Henan Shuanghui Investment & Development Co Ltd	615
253,698		Hershey Co	32,884
10,000		Hokuto Corp	188
422,691		Hormel Foods Corp	20,403
239,232	*	Hostess Brands, Inc	2,923
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,360	e	Hotel Chocolat Group Ltd	$110
32,662		House Foods Corp	1,056
812,634		Imperial Tobacco Group plc	15,470
5,822,930	*	Indofood CBP Sukses Makmur Tbk	3,822
170,039	e	Inghams Group Ltd	378
157,757		Ingredion, Inc	13,094
223,300		Inner Mongolia Yili Industrial Group Co Ltd	986
1,495,797		IOI Corp BHD	1,520
4,305,573	*	ITC Ltd	11,117
33,329		Ito En Ltd	1,881
140,600		Itoham Yonekyu Holdings, Inc	847
26,011		J&J Snack Foods Corp	3,307
164,354		J.M. Smucker Co	17,390
1,433,419	e	Japan Tobacco, Inc	26,623
3,229,469	e	Japfa Ltd	1,597
904,997		JBS S.A.	3,520
6,846		Jeil Holdings Co Ltd	39
45,100		Jiangsu King’s Luck Brewery JSC Ltd	255
58,200		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	869
96,700		Jiangxi Zhengbang Technology Co Ltd	240
87,484		Jinro Ltd	3,207
35,418		John B. Sanfilippo & Son, Inc	3,022
4,873		J-Oil Mills, Inc	180
31,100		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	258
18,700	*	Juewei Food Co Ltd	187
86,561		Juhayna Food Industries	40
43,346		Kagome Co Ltd	1,295
6,700		Kameda Seika Co Ltd	323
4,696		Kaveri Seed Co Ltd	36
372,987		Kellogg Co	24,640
5,400		Kenko Mayonnaise Co Ltd	97
247,961		Kerry Group plc (Class A)	30,804
1,829,102		Keurig Dr Pepper, Inc	51,947
9,300		KEY Coffee, Inc	197
340,860		Khon Kaen Sugar Industry PCL	22
130,280	e	Kikkoman Corp	6,292
807,704		Kirin Brewery Co Ltd	17,026
30,680		Kotobuki Spirits Co Ltd	1,263
1,004,083		Kraft Heinz Co	32,020
54,508		KRBL Ltd	178
74,397		KT&G Corp	4,859
1,131,490		Kuala Lumpur Kepong BHD	5,860
93,553		Kweichow Moutai Co Ltd	19,428
6,242		KWS Saat AG.	468
4,753		La Doria S.p.A	61
273,027		Lamb Weston Holdings, Inc	17,455
20,396		Lancaster Colony Corp	3,161
38,565	*	Landec Corp	307
3,641		Lassonde Industries, Inc	416
251,200		Leong Hup International BHD	45
206,500		Leroy Seafood Group ASA	1,246
201,629		Lien Hwa Industrial Corp	291
14,023	e	Limoneira Co	203
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,311		Lindt & Spruengli AG.	$19,087
128		Lindt & Spruengli AG. (Registered)	11,041
821		Lotte Chilsung Beverage Co Ltd	70
374		Lotte Confectionery Co Ltd	33
3,069		Lotte Samkang Co Ltd	901
56,500		Luzhou Laojiao Co Ltd	731
18,500		M Dias Branco S.A.	138
26,357		Maeil Dairies Co Ltd	1,745
92,207	e	Maple Leaf Foods, Inc	1,936
550,900	*	Marfrig Global Foods S.A.	1,277
9,300		Marudai Food Co Ltd	164
21,900		Maruha Nichiro Corp	449
176,889		McCormick & Co, Inc	31,736
79,169		Megmilk Snow Brand Co Ltd	1,844
139,514		MEIJI Holdings Co Ltd	11,102
41,475	e	MGP Ingredients, Inc	1,522
294,461	*	Minerva S.A.	712
8,100		Mitsui Sugar Co Ltd	149
259,549		Molson Coors Brewing Co (Class B)	8,918
4,622,875		Mondelez International, Inc	236,368
1,816,923	*	Monster Beverage Corp	125,949
20,379		Morinaga & Co Ltd	791
98,574		Morinaga Milk Industry Co Ltd	4,389
386,628		Mowi ASA	7,370
163,166		Muyuan Foodstuff Co Ltd	1,898
20,145		Nagatanien Co Ltd	404
37,000	*	Namchow Chemical Industrial Ltd	58
11,055	*	National Agriculture Development Co	82
10,536	*,e	National Beverage Corp	643
10,710	*	Naturecell Co Ltd	81
28,439		Nestle India Ltd	6,457
57,300		Nestle Malaysia BHD	1,873
4,007,419		Nestle S.A.	444,305
73,354	*,e	New Age Beverages Corp	112
190,100		New Hope Liuhe Co Ltd	805
109,592		Nichirei Corp	3,193
4,597		Nippon Beet Sugar Manufacturing Co Ltd	80
111,500		Nippon Flour Mills Co Ltd	1,674
92,360		Nippon Meat Packers, Inc	3,717
188,359		Nippon Suisan Kaisha Ltd	820
13,522		Nisshin Oillio Group Ltd	423
167,447		Nisshin Seifun Group, Inc	2,500
128,133		Nissin Food Products Co Ltd	11,353
410,435		Nissin Foods Co Ltd	331
5,667		Nong Shim Co Ltd	1,727
401		Nong Shim Holdings Co Ltd	28
6,859	e	Norway Royal Salmon ASA	180
168,790		Oceana Group Ltd	694
63,751	e	Origin Enterprises plc	193
5,014		Orion Corp	56
30,084		Orion Corp/Republic of Korea	3,368
20,393		Orior AG.	1,677
720,936		Orkla ASA	6,330
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
585,500		Osotspa PCL	$724
604		Ottogi Corp	281
3,094,851		PepsiCo, Inc	409,325
192,686		Pernod-Ricard S.A.	30,342
3,967,786		Philip Morris International, Inc	277,983
88,048	*	Pilgrim’s Pride Corp	1,487
95,516	*	Post Holdings, Inc	8,369
372,849		PPB Group BHD	1,552
358,620	*	Premier Foods plc	309
38,697	e	Premium Brands Holdings Corp	2,468
156,700		Prima Meat Packers Ltd	4,208
396,528		Primo Water Corp	5,452
167,126		Primo Water Corp	2,293
105,900		PT Astra Agro Lestari Tbk	62
11,909,918	*	PT Charoen Pokphand Indonesia Tbk	4,670
736,911		PT Gudang Garam Tbk	2,440
6,975,500		PT Hanjaya Mandala Sampoerna Tbk	810
4,686,291	*	PT Indofood Sukses Makmur Tbk	2,152
9,135,000	*,†	PT Inti Agri Resources Tbk	32
13,543,200		PT Japfa Comfeed Indonesia Tbk	1,133
707,500	*	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	41
753,200		PT Sawit Sumbermas Sarana Tbk	41
2,697		Pulmuone Co Ltd	39
56,697		Q.P. Corp	1,068
1,151,500		QL Resources BHD	2,579
12,017		Radico Khaitan Ltd	60
19,236	e	Remy Cointreau S.A.	2,624
10,100		Riken Vitamin Co Ltd	214
9,325	e	Rock Field Co Ltd	113
107,692	e	Rogers Sugar, Inc	371
5,400		Rokko Butter Co Ltd	77
1,606		Ros Agro plc (ADR)	15
92,051		Royal Unibrew A.S.	7,674
43,915		S Foods, Inc	1,073
418,470		Saigon Beer Alcohol Beverage Corp	2,838
15,955		Sakata Seed Corp	510
62,609		Salmar ASA	2,999
432		Samlip General Foods Co Ltd	23
659		Samyang Corp	22
664		Samyang Foods Co Ltd	70
8,818		Samyang Holdings Corp	419
18,938		Sanderson Farms, Inc	2,195
192,300		Sao Martinho S.A.	750
34,086		Sapporo Holdings Ltd	641
293,785		Saputo, Inc	7,005
16,484		Saudia Dairy & Foodstuff Co	726
537,740		Savola Group	6,062
105,069		Scandi Standard AB	728
369,082	g	Scandinavian Tobacco Group A.S.	5,450
12,422		Schouw & Co	992
616		Seaboard Corp	1,807
126,353		Select Harvests Ltd	552
6,176	*	Seneca Foods Corp	209
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
37,137		Shanxi Xinghuacun Fen Wine Factory Co Ltd	$763
8,387		Showa Sangyo Co Ltd	257
16,900		Sichuan Swellfun Co Ltd	150
1,185,813		Sime Darby Plantation BHD	1,369
305,651	*	Simply Good Foods Co	5,679
20,600	*	SLC Agricola S.A.	89
1,297,194		Standard Foods Corp	2,777
3,300		Starzen Co Ltd	130
28,154		Strauss Group Ltd	781
82,520		Suedzucker AG.	1,302
116,723		Suntory Beverage & Food Ltd	4,554
379,562		Swedish Match AB	26,780
32,966	*	Synlait Milk Ltd	152
45,000		Taisun Enterprise Co Ltd	35
146,703		Takara Holdings, Inc	1,313
97,800		Taokaenoi Food & Marketing PCL	33
120,319		Tassal Group Ltd	288
345,419		Tata Tea Ltd	1,774
975,640		Tate & Lyle plc	8,065
2,109,409		Thai Union Group PCL	888
1,130,100		Thai Vegetable Oil PCL (Foreign)	964
126,673		Tiger Brands Ltd	1,302
6,170,290		Tingyi Cayman Islands Holding Corp	9,612
24,300		Toly Bread Co Ltd	175
126,200		Tongwei Co Ltd	312
21,499		Tootsie Roll Industries, Inc	737
122,417		Toyo Suisan Kaisha Ltd	6,840
616,210		Treasury Wine Estates Ltd	4,483
86,022	*	TreeHouse Foods, Inc	3,768
327,879		Tsingtao Brewery Co Ltd	2,447
22,100		Tsingtao Brewery Co Ltd (Class A)	240
33,000		Ttet Union Corp	137
7,914	e	Turning Point Brands, Inc	197
782,709		Tyson Foods, Inc (Class A)	46,736
43,849	*	Ulker Biskuvi Sanayi AS	156
725,000		Uni-President China Holdings Ltd	725
5,060,053		Uni-President Enterprises Corp	12,260
304,759	*	United Malt Grp Ltd	870
314,958	*	United Spirits Ltd	2,471
31,342		Universal Corp	1,332
507,864		Universal Robina	1,330
75,027		Varun Beverages Ltd	678
214,695		Vector Group Ltd	2,160
3,589		Vilmorin & Cie	190
124,963		Vina Concha y Toro S.A.	194
115,226		Viscofan S.A.	7,521
402,000	e	Vitasoy International Holdings Ltd	1,545
3,054,714		Want Want China Holdings Ltd	2,320
5,832		Warabeya Nichiyo Co Ltd	92
1,350,000		Wei Chuan Food Corp	1,056
326,520		Wens Foodstuffs Group Co Ltd	1,010
13,498,000	g	WH Group Ltd	11,665
2,407,280		Wilmar International Ltd	7,120
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
512,171		Wuliangye Yibin Co Ltd	$12,444
238,171		Yakult Honsha Co Ltd	14,013
137,367		Yamazaki Baking Co Ltd	2,360
1,022,000		Yihai International Holding Ltd	10,532
48,400		Yuan Longping High-tech Agriculture Co Ltd	114
139,000	g	Zhou Hei Ya International Holdings Co Ltd	119
		TOTAL FOOD, BEVERAGE & TOBACCO	3,934,880

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
33,158	*,e	1Life Healthcare, Inc	1,204
3,790,638		Abbott Laboratories	346,578
6,177	*	Abiomed, Inc	1,492
106,927	*	Acadia Healthcare Co, Inc	2,686
78,089	*,e	Accuray, Inc	159
6,801	*	AdaptHealth Corp	109
15,732	*	Addus HomeCare Corp	1,456
439,936	e	Advanced Medical Solutions Group plc	1,297
456,461	*	AGFA-Gevaert NV	1,908
740,324		Aier Eye Hospital Group Co Ltd	4,557
292,000	g	AK Medical Holdings Ltd	931
13,434	*	Al Hammadi Co for Development and Investment	79
834,879		Alcon, Inc	47,972
387,270	e	Alcon, Inc (XNYS)	22,198
97,490		Alfresa Holdings Corp	2,044
5,984,659	*	Alibaba Health Information Technology Ltd	17,599
186,104	*	Align Technology, Inc	51,074
13,600		Alliar Medicos A Frente S.A.	26
272,669	*	Allscripts Healthcare Solutions, Inc	1,846
35,253	*	Alphatec Holdings Inc	166
32,912	g	Ambea AB	168
140,097	e	Ambu A.S.	4,429
9,389	*	Amedisys, Inc	1,864
17,087	*	American Renal Associates Holdings, Inc	111
177,945		AmerisourceBergen Corp	17,932
64,334	*	AMN Healthcare Services, Inc	2,910
67,165		Amplifon S.p.A.	1,794
12,878		Andlauer Healthcare Group, Inc	348
84,355	*	Angiodynamics, Inc	858
566,378		Ansell Ltd	14,397
149,929	*	Antares Pharma, Inc	412
693,373		Anthem, Inc	182,343
93,111		Apollo Hospitals Enterprise Ltd	1,666
7,516	*,e	Apollo Medical Holdings, Inc	124
33,374	*	Apyx Medical Corp	185
780,536		Arjo AB	4,358
22,007	e	As One Corp	2,403
61,040		Asahi Intecc Co Ltd	1,742
17,075	*,e	Ascom Holding AG.	158
167,926	*	AtriCure, Inc	7,548
1,269		Atrion Corp	808
128,120	*,g	Attendo AB	504
1,336,639		Australian Pharmaceutical Industries Ltd	1,059
16,800		Autobio Diagnostics Co Ltd	386
22,465	*	Avalon GloboCare Corp	43
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
58,791	*	Avanos Medical, Inc	$1,728
30,532	*	AxoGen, Inc	282
26,504	*,e	Axonics Modulation Technologies, Inc	931
1,315,250		Bangkok Chain Hospital PCL	641
8,315,745		Bangkok Dusit Medical Services PCL (Foreign)	6,057
3,415,242		Baxter International, Inc	294,052
212,495		Becton Dickinson & Co	50,844
17,500		Beijing Chunlizhengda Medical Instruments Co Ltd	119
11,458	*	Beyond Air, Inc	83
27,785	*,e,g	Biocartis NV	145
6,774	*,e	BioLife Solutions Inc	111
38,733		BioMerieux	5,319
16,072	*	BioSig Technologies Inc	116
30,881	*	BioTelemetry, Inc	1,396
35,000		BML, Inc	912
3,139		Boditech Med, Inc	45
8,780,867	*	Boston Scientific Corp	308,296
537,111	*	Brookdale Senior Living, Inc	1,584
218,665		Bumrungrad Hospital PCL (Foreign)	826
61,702		Cantel Medical Corp	2,729
339,559		Cardinal Health, Inc	17,722
31,190	*	Cardiovascular Systems, Inc	984
5,279	*	Carl Zeiss Meditec AG.	514
6,263	*,e	Catasys Inc	155
8,472		Cellavision AB	256
10,794	*	CELLINK AB	138
102,419	*	Celltrion Healthcare Co Ltd	9,285
1,557,888	*	Centene Corp	99,004
422,025		Cerner Corp	28,930
320,182	*	Cerus Corp	2,113
8,558	*	CHA Bio & Diostech Co Ltd	143
339,219	*	Change Healthcare, Inc	3,799
17,164	*	Chembio Diagnostics, Inc	56
17,562		Chemed Corp	7,922
15,000		China National Accord Medicines Corp Ltd	96
27,000		China National Medicines Corp Ltd	155
193,500		China Resources Phoenix Healthcare Holdings Co Ltd	111
4,753,800		Chularat Hospital PCL	380
1,536,235		Cigna Corp	288,274
1,747,662	*	Cleopatra Hospital	567
176,000	e	C-Mer Eye Care Holdings Ltd	151
28,594		Cochlear Ltd	3,754
28,622	*,e	Co-Diagnostics, Inc	554
152,717		Coloplast AS	23,804
2,537	e	Coltene Holding AG.	191
12,920		CompuGroup Medical SE & Co KgaA	1,017
11,076		Computer Programs & Systems, Inc	252
84,588		Conmed Corp	6,089
2,492,855	g	ConvaTec Group plc	6,020
31,944		Cooper Cos, Inc	9,061
7,775	*	Corvel Corp	551
219,952	*	Covetrus, Inc	3,935
134,127	e	Craneware plc	2,834
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
112,181	*	Cross Country Healthcare, Inc	$691
33,791	*	CryoLife, Inc	648
40,281	*,e	CryoPort, Inc	1,219
12,955	*,e	Cutera, Inc	158
77,674		CVS Group plc	991
3,074,952		CVS Health Corp	199,780
110,631	*,e	CYBERDYNE, Inc	464
30,241	*,e	CytoSorbents Corp	299
5,885		Dallah Healthcare Co	74
1,602,534		Danaher Corp	283,376
133,762	*	DaVita, Inc	10,586
1,566	*	Dentium Co Ltd	49
360,989		Dentsply Sirona, Inc	15,905
369,183	*	DexCom, Inc	149,667
29,948	e	DiaSorin S.p.A.	5,751
2,086	*	DIO Corp	44
24,457	g	Dr Lal PathLabs Ltd	507
28,116		Draegerwerk AG.	2,301
7,900		Draegerwerk AG. & Co KGaA	530
16,451		Eckert & Ziegler Strahlen- und Medizintechnik AG.	2,755
1,126,196	*	Edwards Lifesciences Corp	77,831
15,400		Eiken Chemical Co Ltd	247
5,511	e	El.En. S.p.A	140
102,269	e	Elan Corp	1,803
6,074	*	Electromed, Inc	93
269,943	e	Elekta AB (B Shares)	2,515
17,200		EM Systems Co Ltd	157
125,176		EMIS Group plc	1,675
219,386		Encompass Health Corp	13,587
118,682		Ensign Group, Inc	4,967
2,971,696	*	Envista Holdings Corp	62,673
78,366	*	Enzo Biochem, Inc	176
244,925		Estia Health Ltd	262
206,035	*	Evolent Health, Inc	1,467
636	*	Exagen, Inc	8
166,997	e	Extendicare, Inc	690
95,961		Fagron NV	2,017
742,425		Fisher & Paykel Healthcare Corp	17,103
16,860	*	Five Star Senior Living, Inc	66
275,600		Fleury S.A.	1,246
5,454	*	FONAR Corp	117
451,521	*	Fortis Healthcare Ltd	728
369,659		Fresenius Medical Care AG.	31,802
329,384		Fresenius SE	16,371
8,429	*	Fulgent Genetics, Inc	135
173,725	g	Galenica AG.	12,455
3,247,500	e,g	Genertec Universal Medical Group Company Limited	1,973
244,767	*	GenMark Diagnostics, Inc	3,601
616,110	e	Getinge AB (B Shares)	11,481
11,000		Ginko International Co Ltd	55
37,561	*,e	Glaukos Corp	1,443
31,592	*	Globus Medical, Inc	1,507
21,659		GN Store Nord	1,159
132,076		Green Hospital Supply, Inc	5,528
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,200		Guangzhou Kingmed Diagnostics Group Co Ltd	$218
10,500		Guangzhou Wondfo Biotech Co Ltd	155
748,091	*	Guardant Health, Inc	60,693
3,085		Guerbet	117
19,297	*	Haemonetics Corp	1,728
53,607	*	Hanger Inc	888
178,500	g	Hapvida Participacoes e Investimentos S.A.	2,041
3,824,600		Hartalega Holdings BHD	11,666
720,793		HCA Healthcare, Inc	69,960
464,057		Healius Ltd	981
69,836	*,e	Health Catalyst, Inc	2,037
143,497	*	HealthEquity, Inc	8,419
108,789	*	HealthStream, Inc	2,408
189,640	*	Henry Schein, Inc	11,073
6,125	*,e	Heska Corp	571
66,691		Hill-Rom Holdings, Inc	7,321
8,722	*	HLB Life Science CO Ltd	136
23,609	*,e	HLS Therapeutics, Inc	316
289,231	*	HMS Holdings Corp	9,368
22,300		Hogy Medical Co Ltd	688
1,614,342	*	Hologic, Inc	92,017
190,589	*	Hoya Corp	18,251
52,800		Huadong Medicine Co Ltd	189
468,988		Humana, Inc	181,850
1,090		Huons Global Co Ltd	29
674,177		Ibnsina Pharma SAE	382
17,477	*	iCAD, Inc	175
3,533	*	ICU Medical, Inc	651
171,978	*	IDEXX Laboratories, Inc	56,780
1,318,842		IHH Healthcare BHD	1,700
12,540	*	InfuSystem Holdings, Inc	145
14,266	*,e	Inmode Ltd	404
16,477	*	Inogen, Inc	585
257,127	*	Inovalon Holdings, Inc	4,952
40,044	*	Inspire Medical Systems, Inc	3,485
12,500		Instituto Hermes Pardini S.A.	51
90,201	*	Insulet Corp	17,522
101,003	*	Integer Holding Corp	7,378
14,572	*	Integra LifeSciences Holdings Corp	685
84,649		Integral Diagnostics Ltd	230
8,458	*,e	IntriCon Corp	114
84,497	*	Intuitive Surgical, Inc	48,149
31,146		Invacare Corp	198
46,653	e	Ion Beam Applications	400
9,249	*,e	iRadimed Corp	215
38,380	*,e	iRhythm Technologies, Inc	4,448
91,000		IVD Medical Holding Ltd	37
47,310		Jafron Biomedical Co Ltd	467
51,600		Japan Lifeline Co Ltd	684
7,400		Japan Medical Dynamic Marketing, Inc	112
57,328		Jeol Ltd	1,592
42,700		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	220
67,714	*,e	Joint Corp	1,034
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
68,000	*	Jointown Pharmaceutical Group Co Ltd	$179
1,146,533		Koninklijke Philips Electronics NV	53,483
47,144		Korian-Medica	1,730
910,000		Kossan Rubber Industries	1,818
4,549,992		KPJ Healthcare BHD	893
157,385	*	Laboratory Corp of America Holdings	26,143
202,039	*	Lantheus Holdings, Inc	2,889
10,852		Le Noble Age	579
14,871		LeMaitre Vascular, Inc	393
55,600		Lepu Medical Technology Beijing Co Ltd	287
45,223	*	LHC Group, Inc	7,883
7,701,987		Life Healthcare Group Holdings Pte Ltd	7,419
624,000	*	Lifetech Scientific Corp	197
98,266	*	LivaNova plc	4,730
31,362	*	Livongo Health, Inc	2,358
3,728	*	Lyra Therapeutics, Inc	42
497,338		M3, Inc	21,127
72,855	*	Magellan Health Services, Inc	5,317
80,080		Mani, Inc	2,126
7,340	*	Masimo Corp	1,673
364,588		McKesson Corp	55,935
3,638	*,g	Medacta Group S.A.	292
2,301	*,e,g	Medartis Holding AG.	98
11,700	*	Medical Data Vision Co Ltd	134
372,390		Medicare Group	703
343,273		Mediceo Paltac Holdings Co Ltd	6,625
218,806		Mediclinic International plc	719
3,348	*	Medipost Co Ltd	76
124,058	*	MEDNAX, Inc	2,121
1,733,722		Medtronic plc	158,982
169,748		Meinian Onehealth Healthcare Holdings Co Ltd	347
36,742		Menicon Co Ltd	1,816
253,553	*	Meridian Bioscience, Inc	5,905
72,193	*	Merit Medical Systems, Inc	3,296
3,404	e	Mesa Laboratories, Inc	738
89,647		Metlifecare Ltd	300
2,873	g	Metropolis Healthcare Ltd	52
465,352	e	Microport Scientific Corp	1,877
7,966	*	Middle East Healthcare Co	65
30,534	*	Milestone Scientific, Inc	60
28,200		Miraca Holdings, Inc	666
31,247	*	Misonix Inc	424
19,209	*,g	MLP Saglik Hizmetleri AS.	56
99,013	*	Molina Healthcare, Inc	17,622
14,773		Mouwasat Medical Services Co	357
11,836		Nagaileben Co Ltd	290
38,222		Nakanishi, Inc	500
307,138	*	Nanosonics Ltd	1,456
52,083	*	NantHealth, Inc	239
21,018		National Healthcare Corp	1,333
5,051		National Medical Care Co	57
14,143		National Research Corp	823
116,273	*	Natus Medical, Inc	2,537
5,843	*	Nemaura Medical, Inc	54
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,886	*	Neogen Corp	$5,423
311,165		Network Healthcare Holdings Ltd	245
3,505		Neuca S.A.	454
158,842	*	Nevro Corp	18,977
124,858	*	NextGen Healthcare, Inc	1,371
36,650		Nichii Gakkan Co	567
68,477		Nihon Kohden Corp	2,302
25,867	e	Nikkiso Co Ltd	247
73,752		Nipro Corp	817
159,379	*,†	NMC Health plc	2
6,496	g	NNIT A.S.	115
507,600		Notre Dame Intermedica Participacoes S.A.	6,348
29,251	*	Novocure Ltd	1,735
80,244	*	NuVasive, Inc	4,466
356,491		Oceania Healthcare Ltd	209
95,400		Odontoprev S.A.	250
1,206,370		Olympus Corp	23,226
74,506	*	Omnicell, Inc	5,262
25,280	*,e	OptimizeRx Corp	329
84,103	*	Option Care Health, Inc	1,167
199,630	*	OraSure Technologies, Inc	2,322
329,718		Oriola-KD Oyj (B Shares)	742
6,784		Orpea	784
125,654	*	Orthofix Medical Inc	4,021
10,510	*	OrthoPediatrics Corp	460
2,381	*	Osstem Implant Co Ltd	60
27,900		Ovctek China, Inc	274
110,136		Owens & Minor, Inc	839
34,753		Paramount Bed Holdings Co Ltd	1,420
195,537		Patterson Cos, Inc	4,302
31,616	*	PAVmed, Inc	67
40,830	*	Pennant Group, Inc	923
3,187	*	Penumbra, Inc	570
45,201	*,e	PetIQ, Inc	1,575
148,316	*	Phreesia, Inc	4,194
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
399,000	*,e,g	Ping An Healthcare and Technology Co Ltd	6,117
294,595	*,e	PolyNovo Ltd	523
391,527	*	PPD, Inc	10,493
75,469	*	Premier, Inc	2,587
49,123	e	Pro Medicus Ltd	905
76,736	*	Progyny, Inc	1,981
1,768	*	Protara Therapeutics, Inc	52
44,565	*	Providence Service Corp	3,517
12,497	*,e	Pulse Biosciences, Inc	131
627,200		Qualicorp S.A.	3,345
637,686		Quest Diagnostics, Inc	72,671
15,265	*	Quidel Corp	3,415
52,659	*	Quotient Ltd	390
665,434	*	R1 RCM, Inc	7,420
55,019	*	RadNet, Inc	873
474,456		Raffles Medical Group Ltd	314
65,432		Ramsay Health Care Ltd	3,022
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
65,803		Regis Healthcare Ltd	$64
21,111	*	Repro-Med Systems, Inc	190
22,202		Resmed, Inc	4,263
68,277	*	Retractable Technologies, Inc	479
8,451		Rhoen Klinikum AG.	172
60,006	*,e	Rockwell Medical, Inc	117
93,944	*,e	RTI Surgical Holdings Inc	299
124,409		Ryman Healthcare Ltd	1,055
38,235		Sartorius AG.	12,619
9,802	*	Saudi Chemical Co	60
76,738	*	SeaSpine Holdings Corp	803
7,909	*	Sedana Medical AB	193
776,513		Selcuk Ecza Deposu Ticaret ve Sanayi AS	999
637,171	*	Select Medical Holdings Corp	9,386
6,311,215		Shandong Weigao Group Medical Polymer Co Ltd	14,092
94,600		Shanghai Kindly Medical Instruments Co Ltd	788
51,900		Shanghai Pharmaceuticals Holding Co Ltd	135
490,940		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	825
12,614	*	Sharps Compliance Corp	89
146,880		Shenzhen Mindray Bio-Medical Electronics Co Ltd	6,348
42,643	*,e	Shockwave Medical Inc	2,020
67,638	*	SI-BONE, Inc	1,078
56,776	g	Siemens Healthineers AG.	2,729
76,480	e	Sienna Senior Living, Inc	521
43,186	*	Sientra, Inc	167
1,794,569		Sigma Healthcare Ltd	777
86,518	*	Silk Road Medical Inc	3,624
10,962		Simulations Plus, Inc	656
860,371		Sinopharm Group Co	2,212
591,424		Smith & Nephew plc	11,020
1,200		Software Service, Inc	125
27,500		Solasto Corp	274
5,231	*,e	Soliton Inc	41
742,838		Sonic Healthcare Ltd	15,686
69,986	*	Sonova Holdings AG	14,009
266,930	g	Spire Healthcare Group plc	282
11,000		St. Shine Optical Co Ltd	133
72,053	*	Staar Surgical Co	4,434
38,316	*	Stereotaxis, Inc	171
133,185		STERIS plc	20,436
3,805		STRATEC Biomedical AG.	373
10,407		Straumann Holding AG.	8,997
309,609		Stryker Corp	55,788
14,123		Suheung Capsule Co Ltd	632
112,445		Summerset Group Holdings Ltd	471
2,597,113	*	Supermax Corp BHD	4,876
81,500	*	Surgery Partners, Inc	943
24,923	*	SurModics, Inc	1,078
133,192	*	Suven Pharmaceuticals Ltd	830
177,039		Suzuken Co Ltd	6,614
74,942		Sysmex Corp	5,753
17,569	*,e	Tabula Rasa HealthCare, Inc	962
19,915	*	Tactile Systems Technology, Inc	825
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,000		TaiDoc Technology Corp	$102
51,749	*	Tandem Diabetes Care, Inc	5,119
4,728	*	Tela Bio, Inc	61
32,849	*,e	Teladoc, Inc	6,269
68,825		Teleflex, Inc	25,051
310,636	*	Tenet Healthcare Corp	5,626
214,764		Terumo Corp	8,175
478,800		Thonburi Healthcare Group PCL	311
58,339	*,e	Tivity Health, Inc	661
256,900		Toho Pharmaceutical Co Ltd	4,801
10,009		Tokai Corp (GIFU)	221
3,594,400		Top Glove Corp BHD	13,565
12,000	*	Topchoice Medical Corp	284
2,414,000	†,e	Town Health International Medical Group Ltd	3
17,114	*	Transmedics Group, Inc	307
41,897	*,e	Triple-S Management Corp (Class B)	797
59,500		Tsuki Corp	280
492,287		Uniphar plc	968
1,390,170	e	United Drug plc	12,356
2,147,409		UnitedHealth Group, Inc	633,378
98,638		Universal Health Services, Inc (Class B)	9,162
11,613		US Physical Therapy, Inc	941
3,348		Utah Medical Products, Inc	297
25,799		Value Added Technologies Co Ltd	440
74,660	*	Vapotherm, Inc	3,060
68,949	*	Varex Imaging Corp	1,045
21,153	*	Varian Medical Systems, Inc	2,592
197,158	*	Veeva Systems, Inc	46,218
16,161	*	Venus Concept, Inc	56
39,659	*,e	Viemed Healthcare, Inc	380
29,976	*	Viemed Healthcare, Inc	288
1,749		Vieworks Co Ltd	48
104,006	*,e	ViewRay, Inc	233
18,800		VITAL KSK Holdings, Inc	180
27,594	*	Vocera Communications, Inc	585
99,849	*	VolitionRX Ltd	388
304,548		West Pharmaceutical Services, Inc	69,184
14,189	*,e	William Demant Holding A.S.	376
83,200		Winning Health Technology Group Co Ltd	271
134,098	*,e	Wright Medical Group NV	3,985
208,432	*,e	Xvivo Perfusion AB	4,025
1,833	e	Ypsomed Holding AG.	260
2,177,329		Zimmer Biomet Holdings, Inc	259,886
14,539	*,e	Zynex Inc	362
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,503,504

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
2,028		Aekyung Industrial Co Ltd	40
128,607		Amorepacific Corp	17,989
7,053		Amorepacific Corp (Preference)	420
18,335	*	Bajaj Corp Ltd	36
118,095		Beiersdorf AG.	13,429
102,288	*	BellRing Brands, Inc	2,040
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,499,000	†,e	Best World International Ltd	$4,025
6,751	e	Blackmores Ltd	365
430,197		BWX Ltd	1,050
49,100		By-health Co Ltd	137
58,800		C&S Paper Co Ltd	186
31,718	*	Central Garden & Pet Co	1,142
106,690	*	Central Garden and Pet Co (Class A)	3,605
10,000		Chlitina Holding Ltd	74
349,241		Church & Dwight Co, Inc	26,996
195,175		Clorox Co	42,816
1,859,374		Colgate-Palmolive Co	136,218
41,724		Colgate-Palmolive India Ltd	778
1,657		Cosmax, Inc	135
441,036		Coty, Inc	1,971
611,096		Dabur India Ltd	3,774
18,200		Earth Chemical Co Ltd	1,388
178,990	*	Edgewell Personal Care Co	5,577
455,853	*	elf Beauty, Inc	8,693
24,129		Emami Ltd	71
96,167	e	Energizer Holdings, Inc	4,567
520,790		Essity AB	16,885
716,192		Estee Lauder Cos (Class A)	135,131
42,800	*	Euglena Co Ltd	310
89,284	e	Fancl Corp	2,660
6,389		Gillette India Ltd	422
458,590		Godrej Consumer Products Ltd	4,202
26,000		Grape King Industrial Co	168
919,147		Hengan International Group Co Ltd	7,235
111,519		Henkel KGaA	9,330
241,085		Henkel KGaA (Preference)	22,492
158,767	*	Herbalife Nutrition Ltd	7,141
959,460		Hindustan Lever Ltd	27,739
6,788	*	Hyundai Bioscience Co Ltd	76
7,476		Inter Parfums S.A.	336
25,156		Inter Parfums, Inc	1,211
44,636		Jamieson Wellness, Inc	1,170
22,031		Jyothy Laboratories Ltd	34
524,884		Kao Corp	41,654
562,303		Kimberly-Clark Corp	79,481
2,435,016		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,801
136,000	e	Kitanotatsujin Corp	652
39,560		Kobayashi Pharmaceutical Co Ltd	3,478
1,693		Kolmar BNH Co Ltd	57
3,210		Korea Kolmar Co Ltd	115
1,576		Korea Kolmar Holdings Co Ltd	29
24,240		Kose Corp	2,934
7,601		LG Household & Health Care Ltd	8,519
2,121		LG Household & Health Care Ltd (Preference)	1,285
12,441	*	Lifevantage Corp	168
216,350		Lion Corp	5,204
345,207	*	L’Oreal S.A.	111,414
19,672		Mandom Corp	363
376,097		Marico Ltd	1,754
29,312	e	Medifast, Inc	4,068
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,398		Milbon Co Ltd	$640
585,335		Natura & Co Holding S.A.	4,295
6,809	*	Natura & Co Holding S.A. (RCT)	50
6,509	*	Nature’s Sunshine Products, Inc	59
8,700		Noevir Holdings Co Ltd	372
76,347		Nu Skin Enterprises, Inc (Class A)	2,919
8,415		Oil-Dri Corp of America	292
55,456	e	Ontex Group NV	815
28,429		Pacific Corp	1,231
92,760	e	Pigeon Corp	3,590
66,955	e	Pola Orbis Holdings, Inc	1,169
5,567,010		Procter & Gamble Co	665,647
6,300		Proya Cosmetics Co Ltd	161
5,607,500		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	479
15,151,145		PT Unilever Indonesia Tbk	8,408
108,919	e	PZ Cussons plc	249
907,111		Reckitt Benckiser Group plc	83,453
38,007	*,e	Revlon, Inc (Class A)	376
534,922		Reynolds Consumer Products Inc	18,583
149,929		Rohto Pharmaceutical Co Ltd	4,763
61,135		Sarantis S.A.	563
19,400	*	Shanghai Jahwa United Co Ltd	132
383,233		Shiseido Co Ltd	24,420
64,343		Spectrum Brands Holdings, Inc	2,953
6,300		ST Corp	100
25,128		TCI Co Ltd	235
458,992		Uni-Charm Corp	18,824
1,924,985		Unilever NV	102,636
1,631,870		Unilever plc	88,025
10,247	*	USANA Health Sciences, Inc	752
92,299	*	Veru, Inc	308
497,000	e	Vinda International Holdings Ltd	1,785
11,977		WD-40 Co	2,375
15,800	e	YA-MAN Ltd	157
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,819,856

INSURANCE - 3.3%
319,794		Admiral Group plc	9,069
515,932		Aegon NV	1,525
1,117,198		Aflac, Inc	40,253
213,321	e	Ageas	7,560
14,414,323		AIA Group Ltd	134,883
3,617	*	Al Rajhi Co for Co-operative Insurance	58
29,774		Alleghany Corp	14,564
575,377		Allianz AG.	117,574
998,084		Allstate Corp	96,804
111,785		Alm Brand AS	1,046
79,914	*	AMBAC Financial Group, Inc	1,144
138,682		American Equity Investment Life Holding Co	3,427
157,294		American Financial Group, Inc	9,982
3,137,244		American International Group, Inc	97,819
11,091		American National Insurance Co	799
26,578		Amerisafe, Inc	1,625
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,700	*	Anicom Holdings, Inc	$752
344,244		Aon plc	66,301
664,532	*	Arch Capital Group Ltd	19,039
58,857	*	Argo Group International Holdings Ltd	2,050
288,876		Arthur J. Gallagher & Co	28,162
75,833		ASR Nederland NV	2,333
1,750,240		Assicurazioni Generali S.p.A.	26,587
236,493		Assurant, Inc	24,427
212,810		Assured Guaranty Ltd	5,195
408,186	*	Athene Holding Ltd	12,731
68,530		AUB Group Ltd	695
6,492,430		Aviva plc	22,005
2,021,827	e	AXA S.A.	42,545
322,084		Axis Capital Holdings Ltd	13,064
51,579		Bajaj Finserv Ltd	3,997
63,751		Baloise Holding AG.	9,604
144,800		Bangkok Life Assurance PCL	73
1,038,174		BB Seguridade Participacoes S.A.	5,206
1,627,143		Beazley plc	8,249
9,294	*,e	Benefytt Technologies, Inc	190
3,871,101	*	Berkshire Hathaway, Inc (Class B)	691,030
203,905	*	Brighthouse Financial, Inc	5,673
366,870		Brown & Brown, Inc	14,954
15,287	*	BRP Group, Inc	264
52,451		Bupa Arabia for Cooperative Insurance Co	1,528
5,418,214		Cathay Financial Holding Co Ltd	7,707
7,028,677		China Development Financial Holding Corp	2,260
1,198,886		China Insurance International Holdings Co Ltd	1,937
9,937,790	*	China Life Insurance Co Ltd	20,052
119,200	*	China Life Insurance Co Ltd (Class A)	461
2,343,179	*	China Life Insurance Co Ltd (Taiwan)	1,741
225,600		China Pacific Insurance Group Co Ltd	874
1,637,039		China Pacific Insurance Group Co Ltd (Hong Kong)	4,400
10,483,000		China Reinsurance Group Corp	1,074
1,529,993		Chubb Ltd	193,728
246,320		Cincinnati Financial Corp	15,772
48,892	*,e	Citizens, Inc (Class A)	293
186,229	*	Clal Insurance	1,564
42,861		CNA Financial Corp	1,378
291,808		CNP Assurances	3,384
111,804	*	Co for Cooperative Insurance	2,131
172,454		Conseco, Inc	2,685
3,630,000	*,†,e	Convoy Financial Holdings Ltd	5
1,454,043	e	Corp Mapfre S.A.	2,596
13,474		Crawford & Co	106
723,651		Dai-ichi Mutual Life Insurance Co	8,662
1,022,820		Direct Line Insurance Group plc	3,430
309,360		Discovery Holdings Ltd	1,869
22,462		Donegal Group, Inc (Class A)	319
43,647		Dongbu Insurance Co Ltd	1,565
44,168	*	eHealth, Inc	4,339
33,184		Employers Holdings, Inc	1,000
20,161	*	Enstar Group Ltd	3,080
37,983		Erie Indemnity Co (Class A)	7,289
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
148,386		Everest Re Group Ltd	$30,597
32,589		Fairfax Financial Holdings Ltd	10,068
11,600	e	Fanhua, Inc (ADR)	232
16,815		FBL Financial Group, Inc (Class A)	603
8,169		FedNat Holding Co	90
528,234	e	Fidelity National Financial Inc	16,196
245,919		First American Financial Corp	11,809
12,497,977		Fubon Financial Holding Co Ltd	18,660
1,103,350	*	Genworth Financial, Inc (Class A)	2,549
238,376		Gjensidige Forsikring BA	4,404
5,988		Global Indemnity Ltd	143
170,228		Globe Life, Inc	12,636
13,246	*	Goosehead Insurance, Inc	996
280,636		Great-West Lifeco, Inc	4,920
27,286	*,e	Greenlight Capital Re Ltd (Class A)	178
90,644		Grupo Catalana Occidente S.A.	2,099
60,528		Hannover Rueckversicherung AG.	10,461
58,735		Hanover Insurance Group, Inc	5,952
66,338		Harel Insurance Investments & Finances Ltd	361
1,925,443		Hartford Financial Services Group, Inc	74,226
511,309	e,g	Hastings Group Holdings Ltd	1,221
5,311		HCI Group, Inc	245
767,110	*,g	HDFC Life Insurance Co Ltd	5,603
42,983		Helvetia Holding AG.	4,026
163,294		Heritage Insurance Holdings, Inc	2,137
210,227		Hiscox Ltd	2,052
73,810		Horace Mann Educators Corp	2,711
174,500		Hubei Biocause Pharmaceutical Co Ltd	129
47,577		Hyundai Marine & Fire Insurance Co Ltd	913
227,417		iA Financial Corp, Inc	7,615
224,333	g	ICICI Lombard General Insurance Co Ltd	3,768
288,248	g	ICICI Prudential Life Insurance Co Ltd	1,630
4,720		IDI Insurance Co Ltd	110
8,037		Independence Holding Co	246
2,933,076		Insurance Australia Group Ltd	11,771
224,286		Intact Financial Corp	21,346
1,225		Investors Title Co	149
544,600		IRB Brasil Resseguros S	1,102
25,447		James River Group Holdings Ltd	1,145
442,760		Japan Post Holdings Co Ltd	3,160
584,000		Japan Post Insurance Co Ltd	7,695
2,361,062	*,e	Just Retirement Group plc	1,540
186,763		Kemper Corp	13,544
50,535		Kinsale Capital Group, Inc	7,844
68,885		Korea Life Insurance Co Ltd	79
274,676		Korean Reinsurance Co	1,689
282,901		Lancashire Holdings Ltd	2,837
8,588,212		Legal & General Group plc	23,414
41,851		Liberty Holdings Ltd	160
768,793		Lincoln National Corp	28,284
374,486		Loews Corp	12,841
2,479,659		Manulife Financial Corp (Toronto)	33,735
28,361	*	Markel Corp	26,182
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,495,584		Marsh & McLennan Cos, Inc	$160,581
171,493	*	Max India Ltd	1,234
145,732	*	MBIA, Inc	1,057
3,755,603		Medibank Pvt Ltd	7,786
13,144		Menorah Mivtachim Holdings Ltd	132
1,486,999		Mercuries & Associates Holding Ltd	1,340
2,597,058	*	Mercuries Life Insurance Co Lt	884
113,881		Mercury General Corp	4,641
34,434		Meritz Fire & Marine Insurance Co Ltd	365
2,445,656		Metlife, Inc	89,315
543,406		Migdal Insurance Holdings Ltd	284
211,072		Mirae Asset Life Insurance Co Ltd	467
334,284		Mitsui Sumitomo Insurance Group Holdings, Inc	9,206
2,106,213		Momentum Metropolitan Holdings	2,143
125,157		Muenchener Rueckver AG.	32,590
472,707		National General Holdings Corp	10,215
2,045		National Western Life Group, Inc	416
70,600		New China Life Insurance Co Ltd	444
497,582		New China Life insurance Co Ltd (Hong Kong)	1,678
8,858	*	NI Holdings, Inc	131
451,415		nib holdings Ltd	1,441
208,682		NKSJ Holdings, Inc	7,184
344,791		NN Group NV	11,588
3,807,014		Old Mutual Ltd	2,653
600,109		Old Republic International Corp	9,788
32,703	*	Palomar Holdings, Inc	2,805
7,557,888		People’s Insurance Co Group of China Ltd	2,216
294,200	*	People’s Insurance Co Group of China Ltd (Class A)	269
560,652		Phoenix Group Holdings plc	4,480
86,614	*	Phoenix Holdings Ltd	322
4,804,318		PICC Property & Casualty Co Ltd	3,993
10,769,676		Ping An Insurance Group Co of China Ltd	107,363
1,728,396		Ping An Insurance Group Co of China Ltd (Class A)	17,493
69,874		Porto Seguro S.A.	648
643,035	g	Poste Italiane S.p.A	5,617
855,427	e	Power Corp Of Canada	15,047
474,361		Powszechny Zaklad Ubezpieczen S.A.	3,491
60,509		Primerica, Inc	7,055
543,158		Principal Financial Group	22,563
131,135		ProAssurance Corp	1,898
1,069,657		Progressive Corp	85,690
56,694	*	ProSight Global, Inc	505
7,987		Protective Insurance Corp	120
171,867	*,e	Protector Forsikring ASA	662
932,443		Prudential Financial, Inc	56,786
3,712,280		Prudential plc	55,937
2,660,400	*	PT Panin Life Tbk	34
361,420		Qatar Insurance Co SAQ	189
1,865,139		QBE Insurance Group Ltd	11,510
1,043,029		Qualitas Controladora SAB de C.V.	4,099
900,392		Rand Merchant Investment Holdings Ltd	1,515
109,921		Reinsurance Group of America, Inc (Class A)	8,622
102,980		RenaissanceRe Holdings Ltd	17,613
34,773		RLI Corp	2,855
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,261,285		RSA Insurance Group plc	$6,388
273,687	e,g	Sabre Insurance Group plc	899
24,071		Safety Insurance Group, Inc	1,836
582,461		Saga plc	112
398,069		Sampo Oyj (A Shares)	13,721
17,972		Samsung Fire & Marine Insurance Co Ltd	2,642
43,550		Samsung Life Insurance Co Ltd	1,637
1,485,538		Sanlam Ltd	5,053
463,239	*,g	SBI Life Insurance Co Ltd	4,946
133,990	*	SCOR SE	3,701
191,480		Selective Insurance Group, Inc	10,099
31,912,474		Shin Kong Financial Holding Co Ltd	9,349
493,000		Shinkong Insurance Co Ltd	598
88,385	*,e	Societa Cattolica di Assicurazioni SCRL	509
179,318		Sony Financial Holdings, Inc	4,330
21,151		State Auto Financial Corp	378
579,923		Steadfast Group Ltd	1,359
41,371		Stewart Information Services Corp	1,345
251,459		Storebrand ASA	1,310
222,894		Sul America S.A.	1,847
722,935		Sun Life Financial, Inc	26,567
1,298,415		Suncorp-Metway Ltd	8,343
43,876		Swiss Life Holding	16,323
71,820		Swiss Re Ltd	5,569
58,400		Syarikat Takaful Malaysia BHD	61
2,248,370		T&D Holdings, Inc	19,312
730,138	*	Third Point Reinsurance Ltd	5,483
67,130		TI Financial Holdings Ltd	263
24,797		Tiptree Inc	160
1,544,035		Tokio Marine Holdings, Inc	67,587
9,411		Tong Yang Life Insurance	23
67,588		Topdanmark AS	2,800
114,800		TQM Corp PCL	499
455,136		Travelers Cos, Inc	51,908
79,219	*,e	Trupanion, Inc	3,382
88,356		Tryg A.S.	2,567
458,476		Unipol Gruppo Finanziario S.p.A	1,791
168,065		Uniqa Versicherungen AG.	1,131
26,031		United Fire Group Inc	721
64,815		United Insurance Holdings Corp	507
137,241		Universal Insurance Holdings, Inc	2,436
308,733		Unum Group	5,122
1,606		Vericity, Inc	17
277,635		W.R. Berkley Corp	15,906
73,916	*	Watford Holdings Ltd	1,234
7,287		White Mountains Insurance Group Ltd	6,471
146,266	*	Wiener Staedtische Allgemeine Versicherung AG.	3,280
200,999		Willis Towers Watson plc	39,587
13,900		Wiz Solucoes e Corretagem de Seguros S.A.	27
50,205		Wuestenrot & Wuerttembergische AG.	855
305,000	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,521
218,275		Zurich Insurance Group AG	77,341
		TOTAL INSURANCE	3,518,403
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
MATERIALS - 4.2%
59,173		Aarti Industries	$731
213,614		Acerinox S.A.	1,737
56,716		Achilles Corp	1,024
116,100		ADEKA Corp	1,543
205,666		Adelaide Brighton Ltd	456
8,767	e	Advanced Emissions Solutions, Inc	43
16,237		Advanced Metallurgical Group NV	289
95,333		Advanced Petrochemical Co	1,359
35,914	*	Advansa Sasa Polyester Sanayi AS	57
46,326	*	AdvanSix, Inc	544
32,516		Aeci Ltd	145
91,197		African Rainbow Minerals Ltd	893
289,831		Agnico-Eagle Mines Ltd	18,558
26,066	*	AgroFresh Solutions, Inc	79
5,400		Aichi Steel Corp	154
627,277		Air Liquide	90,696
334,387		Air Products & Chemicals, Inc	80,741
294,749		Air Water, Inc	4,164
1,170		AK Holdings, Inc	18
1,867		Akzo Nobel India Ltd	45
329,816		Akzo Nobel NV	29,631
447,813		Alamos Gold, Inc	4,176
356,291	e	Albemarle Corp	27,509
444,103	*	Alcoa Corp	4,992
639,600	*	Allegheny Technologies, Inc	6,518
95,500	*,e	Alpek SAB de C.V.	73
45,739	e	Altius Minerals Corp	328
35,655		Altri SGPS S.A.	172
7,199	*,†	Alujain Corp	26
1,406,717		Alumina Ltd	1,603
3,698,145	*	Aluminum Corp of China Ltd	698
561,900	*	Aluminum Corp of China Ltd (Class A)	220
533,020		Ambuja Cements Ltd	1,367
279,341		Amcor plc	2,852
49,881		American Vanguard Corp	686
103,105	*,e	Amyris, Inc	440
2,301,824		Anadolu Cam Sanayii AS	1,562
337,433	*	Anatolia Minerals Development Ltd	2,319
431,240		Angang Steel Co Ltd	150
126,014		Anglo American Platinum Ltd	9,171
1,510,106		Anglo American plc (London)	34,813
323,757		AngloGold Ashanti Ltd	9,526
191,700	e	AngloGold Ashanti Ltd (ADR)	5,653
3,235,969		Anhui Conch Cement Co Ltd	21,927
207,075		Anhui Conch Cement Co Ltd (Class A)	1,558
374,156		Antofagasta plc	4,331
156,735		APERAM	4,394
1,506		APL Apollo Tubes Ltd	31
22,088		Aptargroup, Inc	2,473
89,827		Arabian Cement Co	634
934,642		ArcelorMittal	9,900
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
209,353	*,e	Arconic Corp	$2,916
26,354		Ardagh Group S.A.	340
60,504		Arkema	5,816
3,424	*,†	Arti Surfactants Ltd	10
106,117		Asahi Holdings, Inc	2,825
1,470,293		Asahi Kasei Corp	12,035
19,496		Ashland Global Holdings, Inc	1,347
3,050,000		Asia Cement China Holdings Corp	3,014
4,851,164		Asia Cement Corp	7,195
495,036		Asian Paints Ltd	11,068
92,700		ATA IMS BHD	27
13,221		Atul Ltd	799
125,336	*,e	Aurora Cannabis, Inc	1,550
89,364		Aurubis AG.	5,524
325,214		Avery Dennison Corp	37,104
3,079,287	*	Axalta Coating Systems Ltd	69,438
1,318,962		B2Gold Corp	7,500
90,211		Balchem Corp	8,557
875,549		Ball Corp	60,842
1,147,500		Baoshan Iron & Steel Co Ltd	743
2,880,663		Barrick Gold Corp (Canada)	77,512
2,188		BASF India Ltd	33
925,896		BASF SE	52,007
12,388		Bayer CropScience Ltd	973
275,700		BBMG Corp	120
70,500		Beijing Oriental Yuhong Waterproof Technology Co Ltd	407
20,532		Bekaert S.A.	404
137,571		Berger Paints India Ltd	901
2,293,337	*	Berry Global Group, Inc	101,641
3,335,658		BHP Billiton Ltd	83,051
2,669,693		BHP Group plc	54,630
95,187		Billerud AB	1,366
4,000	*,†,e	Bio On S.p.A.	0	^
3,663		Birla Corp Ltd	28
641,867		BlueScope Steel Ltd	5,288
101,314		Boise Cascade Co	3,810
485,352	*	Boliden AB	11,132
1,069,227		Boral Ltd	2,843
71,352		Borregaard ASA	761
462,100		Bradespar S.A.	3,102
135,775		Braskem S.A.	580
39,453		Brickworks Ltd	434
335,350		Buzzi Unicem S.p.A.	7,246
141,777		Buzzi Unicem S.p.A. RSP	1,768
20,614		Cabot Corp	764
137,500	*	Cahya Mata Sarawak BHD	51
26,861	*	Caledonia Mining Corp plc	465
71,684	*	Canfor Corp	621
33,599		Canfor Pulp Products, Inc	134
19,630	*	CAP S.A.	127
77,968		Carpenter Technology Corp	1,893
169,870		Cascades, Inc	1,851
148,602		CCL Industries	4,803
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,998		Celanese Corp (Series A)	$3,626
138,610		Cementir Holding NV	990
104,264		Cementos Argos S.A.	94
23,339,038	*	Cemex S.A. de C.V.	6,580
2,107,600	e	Cemex SAB de C.V. (ADR)	6,070
1,399,114		Centamin plc	3,194
252,229		Centerra Gold, Inc	2,815
98,702		Central Asia Metals plc	180
91,340	*,e	Century Aluminum Co	651
26,000		Century Iron & Steel Industrial Co Ltd	74
6,491		Century Textile & Industries Ltd	25
217,439		CF Industries Holdings, Inc	6,119
174,414		Chambal Fertilizers & Chemicals Ltd	329
427,639	*	Champion Iron Ltd	857
6,384		Chase Corp	654
55,748		Chemours Co	856
4,233,560		Cheng Loong Corp	3,352
95,000	*	Chia Hsin Cement Corp	57
400,695		China BlueChemical Ltd	60
70,550		China General Plastics Corp	46
15,600		China Hi-ment Corp	24
1,533,500		China Hongqiao Group Ltd	683
228,000		China Jushi Co Ltd	296
277,232		China Manmade Fibers Corp	63
57,112		China Metal Products	54
858,455	*,†,e	China Metal Recycling Holdings Ltd	1
240,000	*,e,g	China Metal Resources Utilization Ltd	16
3,279,000	e	China Molybdenum Co Ltd	1,083
724,200		China Molybdenum Co Ltd (Class A)	379
11,641,982		China National Building Material Co Ltd	12,487
148,200	*	China Northern Rare Earth Group High-Tech Co Ltd	196
256,000	e	China Oriental Group Co Ltd	70
747,359	*	China Petrochemical Development Corp	211
2,560,000		China Resources Cement Holdings Ltd	3,157
55,000		China Steel Chemical Corp	196
9,304,633		China Steel Corp	6,553
157,912		China Synthetic Rubber Corp	108
82,000		China XLX Fertiliser Ltd	19
360,000		China Zhongwang Holdings Ltd	68
93,029		Christian Hansen Holding	9,596
23,978		Chugoku Marine Paints Ltd	179
924		Chunbo Co Ltd	71
199,000		Chung Hung Steel Corp	56
82,540		Chung Hwa Pulp Corp	25
941,355		Cia de Minas Buenaventura S.A. (ADR) (Series B)	8,604
514,075		Cia Siderurgica Nacional S.A.	1,010
70,881	*	Ciech S.A.	575
249,368	*	City Cement Co	1,082
401,454	*,e	Clariant AG.	7,901
33,137	*	Clearwater Paper Corp	1,197
568,574	e	Cleveland-Cliffs, Inc	3,139
584,256	*	Coeur Mining, Inc	2,968
536,294		Commercial Metals Co	10,940
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,132	*,†	Companhia Vale do Rio Doce	$0
30,229		Compass Minerals International, Inc	1,474
49,707		Corbion NV	1,791
57,420		Coromandel International Ltd	574
506,889	g	Coronado Global Resources, Inc (ADR)	328
1,512,434		Corteva, Inc	40,518
20,528		Corticeira Amorim SGPS S.A.	232
388,426	*,g	Covestro AG.	14,794
118,000	e	CPMC Holdings Ltd	45
1,725,662		CRH plc	59,398
47,646		Croda International plc	3,095
1,167,948	*	Crown Holdings, Inc	76,068
1,332,247		CSR Ltd	3,429
469,900	*	D&L Industries Inc	47
42,908		Daicel Chemical Industries Ltd	333
14,631		Daido Steel Co Ltd	449
5,600		Daiken Corp	94
6,271		Dainichiseika Color & Chemicals Manufacturing Co Ltd	136
40,901		Dainippon Ink and Chemicals, Inc	1,029
317,181	e	Daio Paper Corp	4,238
8,400		Daiso Co Ltd	186
6,996		Deepak Nitrite Ltd	44
47,049		Denki Kagaku Kogyo KK	1,153
4,300	*,e	DKS Co Ltd	208
67,734		Domtar Corp	1,430
64,248		Dongjin Semichem Co Ltd	1,522
13,041	*	Dongkuk Steel Mill Co Ltd	58
884		Dongwon Systems Corp	15
265,000		Dongyue Group	108
1,743,313	n	Dow, Inc	71,057
132,329		Dowa Holdings Co Ltd	4,017
95,462		DRDGOLD Ltd	149
1,036,000		DS Smith plc	4,206
239,296		DSM NV	33,219
2,498	*	Duk San Neolux Co Ltd	71
165,387		Dundee Precious Metals, Inc	1,089
4,167,760	n	DuPont de Nemours, Inc	221,433
8,919		Eagle Materials, Inc	626
200,000		Eastern Polymer Group PCL	31
43,384		Eastern Province Cement Co	339
49,000		Eastman Chemical Co	3,412
339,593		Ecolab, Inc	67,562
4,339		Ecopro Co Ltd	107
62,251	*	EID Parry India Ltd	230
188,913	*	Eldorado Gold Corp	1,821
277,608	*	Element Solutions, Inc	3,012
881,131		Elementis plc	703
758,289	g	Elkem ASA	1,563
1,982,211		Empresas CMPC S.A.	3,938
4,370	e	EMS-Chemie Holding AG.	3,395
79,738	e	Ence Energia y Celulosa S.A.	262
88,112	*	Endeavour Mining Corp	2,132
160,172	*,e	Endeavour Silver Corp	363
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
354,540		Engro Chemical Pakistan Ltd	$617
2,460,943		Engro Fertilizers Ltd	884
290,561	*	Equinox Gold Corp	3,249
4,816	*,e	Eramet	174
2,520,875		Eregli Demir ve Celik Fabrikalari TAS	3,156
73,607	*	ERO Copper Corp	1,066
244,097	e	Essentra plc	882
258,574		Eternal Chemical Co Ltd	274
552,773		Eugene Corp	1,684
85,128		Everlight Chemical Industrial Corp	43
1,621,531		Evolution Mining Ltd	6,442
320,918		Evonik Industries AG.	8,174
68,480		Evraz plc	243
1,259,706		Fauji Fertilizer Co Ltd	828
133,050		Feng Hsin Iron & Steel Co	235
9,800		Ferbasa-Ferro Ligas DA Bahia	34
317,233		Ferrexpo plc	681
140,916	*	Ferro Corp	1,683
202,348	*,†	Ferroglobe plc	0
6,515		Finolex Industries Ltd	43
211,054	*,e	First Majestic Silver Corp	2,099
1,061,332		First Quantum Minerals Ltd	8,459
1,124,271		Fletcher Building Ltd	2,705
205,251		FMC Corp	20,447
11,735		Foosung Co Ltd	79
2,830,755	*	Formosa Chemicals & Fibre Corp	7,291
3,037,712		Formosa Plastics Corp	9,045
328,989	g	Forterra plc	819
29,910	*,e	Forterra, Inc	334
2,592,030		Fortescue Metals Group Ltd	25,199
209,885	*,e	Fortuna Silver Mines, Inc	1,067
19,560		FP Corp	1,566
206,981		Franco-Nevada Corp	28,914
2,995,805		Freeport-McMoRan, Inc (Class B)	34,661
163,062		Fuchs Petrolub AG. (Preference)	6,554
3,781,200		Fufeng Group Ltd	1,212
94,997		Fuji Seal International, Inc	1,849
9,575		Fujimi, Inc	295
8,030		Fujimori Kogyo Co Ltd	280
93,400		Furukawa-Sky Aluminum Corp	1,683
2,745,800	e	Fushan International Energy Group Ltd	577
10,300		Fuso Chemical Co Ltd	376
20,152		FutureFuel Corp	241
1,951		Galaxy Surfactants Ltd	38
89,932	*	GCP Applied Technologies, Inc	1,671
45,700		GEM Co Ltd	32
2,370,912		Gerdau S.A. (Preference)	6,980
12,975		Givaudan S.A.	48,500
9,064,323		Glencore Xstrata plc	19,309
92,494		Godo Steel Ltd	1,577
1,337,824		Gold Fields Ltd	12,632
227,270		Gold Resource Corp	934
1,128,838	*	Gold Road Resources Ltd	1,327
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,416,510		Goldsun Development & Construction Co Ltd	$1,242
62,598	*	Gran Colombia Gold Corp	317
196,000	*	Grand Pacific Petrochemical	97
43,434		Granges AB	346
1,158,409		Graphic Packaging Holding Co	16,206
238,382		Grasim Industries Ltd	1,958
605,755	*,†	Great Basin Gold Ltd	4
42,916		Greif, Inc (Class A)	1,477
8,175		Greif, Inc (Class B)	342
3,825		Groupe Guillin	90
65,055		Grupo Argos S.A.	171
37,100	e	Grupo Cementos de Chihuahua SAB de C.V.	156
4,142,243		Grupo Mexico S.A. de C.V. (Series B)	9,629
116,600	*	Guangdong HEC Technology Holding Co Ltd	115
26,400	*	Guangdong Hongda Blasting Co Ltd	132
2,524		Gulf Oil Lubricants India Ltd	19
1,695		Gurit Holding AG.	2,483
45,495		H.B. Fuller Co	2,029
385		Hanil Cement Co Ltd	26
2,420		Hansol Chemical Co Ltd	258
188,024		Hansol Paper Co Ltd	2,200
94,992		Hanwha Chemical Corp	1,542
1,051,182	*	Harmony Gold Mining Co Ltd	4,395
12,952		Hawkins, Inc	551
37,480		Haynes International, Inc	876
1,418,248		Hecla Mining Co	4,638
1,262,115		HeidelbergCement AG.	67,563
13,125		HeidelbergCement India Ltd	31
262,220		Hengli Petrochemical Co Ltd	521
102,220		Hengyi Petrochemical Co Ltd	132
578,300		Hesteel Co Ltd	167
352,938		Hexpol AB	2,634
62,524		Hill & Smith Holdings plc	964
1,646,436		Hindalco Industries Ltd	3,224
391,890		Hitachi Metals Ltd	4,697
267,616	e	Hochschild Mining plc	647
3,100		Hodogaya Chemical Co Ltd	126
65,229		Hokuetsu Paper Mills Ltd	231
263,903		Holcim Ltd	11,627
97,791		Holmen AB	3,141
13,540		Honam Petrochemical Corp	1,892
50,000		Hsin Kuang Steel Co Ltd	43
176,000		Huabao International Holdings Ltd	77
51,400	*	Huaxin Cement Co Ltd	174
4,332		Huchems Fine Chemical Corp	58
594,273	e	HudBay Minerals, Inc	1,799
77,566		Huhtamaki Oyj	3,069
205,000		Hunan Valin Steel Co Ltd	110
876,151		Huntsman Corp	15,744
630	*	Hyosung Advanced Materials Corp	61
3,448		Hyosung Chemical Corp	304
77,586		Hyosung Corp	4,077
72,075		Hyundai Steel Co	1,246
815,887	*	IAMGOLD Corp	3,239
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
230,332	g	Ibstock plc	$512
367,151		Iluka Resources Ltd	2,193
36,791		IMCD Group NV	3,469
16,814		Imerys S.A.	577
1,043,685		Impala Platinum Holdings Ltd	7,029
4,020,838		Incitec Pivot Ltd	5,242
2,012,560		Independence Group NL	6,867
37,733		India Cements Ltd	64
1,005,578		Indorama Ventures PCL (Foreign)	910
116,046		Industrias Penoles S.A. de C.V.	1,185
130,048	*	Ingevity Corp	6,837
2,437,500		Inner Mongolia BaoTou Steel Union Co Ltd	373
128,120		Inner Mongolia Eerduosi Resourses Co Ltd	94
320,600		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	116
71,045		Innospec, Inc	5,488
5,367	*	Inox Fluorochemicals Ltd	25
77,012	*	Interfor Corp	649
35,959	e	International Flavors & Fragrances, Inc	4,404
1		International Flavors & Fragrances, Inc (Tel Aviv)	0	^
655,935		International Paper Co	23,095
117,556	e	Intertape Polymer Group, Inc	1,037
198,979	*	Intrepid Potash, Inc	197
16,517		Ishihara Sangyo Kaisha Ltd	109
296,474		Israel Chemicals Ltd	883
1,839	*	Israel Corp Ltd	151
1,090,785	*	Ivanhoe Mines Ltd	3,093
517,395		James Hardie Industries NV	9,969
12,655		Jastrzebska Spolka Weglowa S.A.	61
12,100		JCU Corp	379
407,906	*	JFE Holdings, Inc	2,949
97,392		Jiangsu Shagang Co Ltd	174
15,957		Jiangsu Yangnong Chemical Co Ltd	187
4,637,545		Jiangxi Copper Co Ltd	4,725
111,700		Jiangxi Copper Co Ltd (Class A)	214
59,900		Jiangxi Ganfeng Lithium Co Ltd	456
698,000		Jinchuan Group International Resources Co Ltd	60
1,801,589	*	Jindal Steel & Power Ltd	3,919
192,749		Jinduicheng Molybdenum Co Ltd	169
4,287		JK Cement Ltd	78
25,356		Johnson Matthey plc	660
6,707		JSP Corp	91
1,872,678		JSR Corp	36,330
654,308		JSW Steel Ltd	1,657
727,114		Jupiter Mines Ltd	141
103,441		K&S AG.	656
13,597		Kaiser Aluminum Corp	1,001
25,415		Kaneka Corp	661
142,880		Kansai Paint Co Ltd	3,019
93,000		Kanto Denka Kogyo Co Ltd	740
2,268,357		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	1,075
994,320		KAZ Minerals plc	6,126
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
236,294	*	Kemira Oyj	$3,051
221,528	*	KGHM Polska Miedz S.A.	5,147
17,000		KH Neochem Co Ltd	322
1,347,553	*	Kinross Gold Corp	9,727
323,272		Kirkland Lake Gold Ltd	13,311
1,560		KISWIRE Ltd	20
546,000		Klabin S.A.	2,041
1,349,700		Klabin S.A. (Preference)	1,018
14,200		Koatsu Gas Kogyo Co Ltd	97
166,800	*	Kobe Steel Ltd	578
53,369		Kolon Industries, Inc	1,434
15,058		Konishi Co Ltd	211
25,000	*	Koppers Holdings, Inc	471
11,403		Korea Kumho Petrochemical	713
16,674		Korea Petrochemical Ind Co Ltd	1,581
6,360		Korea Zinc Co Ltd	1,782
8,448	*	Koza Altin Isletmeleri AS	103
1,677,802	*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,280
55,209	*	Kraton Corp	954
20,142		Kronos Worldwide, Inc	210
2,400		Krosaki Harima Corp	81
19,461	*	Kuk-il Paper Manufacturing Co Ltd	94
170,157		Kumba Iron Ore Ltd	4,550
45,348	e	Kumiai Chemical Industry Co Ltd	424
268,444		Kuraray Co Ltd	2,809
8,700		Kureha CORP	383
97,400		Kyoei Steel Ltd	1,175
192,602	e	Labrador Iron Ore Royalty Corp	3,443
275,384	*	Lanxess AG.	14,563
352,677	*,e	Largo Resources Ltd	218
5,152,000		Lee & Man Paper Manufacturing Ltd	2,800
3,087	*	LEMON Co Ltd	42
7,155	e	Lenzing AG.	332
103,082		LG Chem Ltd	42,540
8,101		LG Chem Ltd (Preference)	1,704
4,034	*	Linde India Ltd	33
1,487,681		Linde plc	315,552
163,949		Linde plc (Xetra)	34,723
22,100		Lintec Corp	527
56,196	*,e	Lithium Americas Corp	290
163,670	*,e	Livent Corp	1,008
4,451	*	Lock & Lock Co Ltd	42
13,200	*,e	Loma Negra Cia Industrial Argentina S.A. (ADR)	56
80,700		Lomon Billions Group Co Ltd	212
147,704	*	Long Chen Paper Co Ltd	72
101,600	g	Lotte Chemical Titan Holding Bhd	43
231,601		Louisiana-Pacific Corp	5,941
29,859		Lucky Cement Ltd	82
76,792	*	Lundin Gold, Inc	721
654,348		Lundin Mining Corp	3,509
376,574	*	Lynas Corp Ltd	511
130,890		LyondellBasell Industries NV	8,602
552,600	*	Maanshan Iron & Steel Co Ltd (Class A)	202
44,514		Madras Cements Ltd	374
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
89,159	*	MAG. Silver Corp	$1,258
42,758	*,e	Marrone Bio Innovations, Inc	50
381,358		Marshalls plc	2,907
12,729		Martin Marietta Materials, Inc	2,629
40,679		Maruichi Steel Tube Ltd	1,014
148,922		Materion Corp	9,157
7,800	*	Mayville Engineering Co Inc	62
32,100	*	Mechel PJSC (ADR)	55
6,054,633		Mesaieed Petrochemical Holding Co	3,377
185,300		Metalurgica Gerdau S.A.	249
74,168		Methanex Corp	1,338
471,354		Mineral Resources Ltd	6,980
56,979		Minerals Technologies, Inc	2,674
31,822		Miquel y Costas & Miquel S.A.	457
9,933	*,g	Mishra Dhatu Nigam Ltd	29
1,368,343		Mitsubishi Chemical Holdings Corp	7,980
251,010		Mitsubishi Gas Chemical Co, Inc	3,818
81,965		Mitsubishi Materials Corp	1,731
156,534		Mitsui Chemicals, Inc	3,274
348,864		Mitsui Mining & Smelting Co Ltd	7,149
783,796		MMC Norilsk Nickel PJSC (ADR)	20,637
544,000	*,e	MMG Ltd	114
13,657		MOIL Ltd	26
550,801		Mondi plc	10,303
12,981	*,†	Mongolian Metals Corporation	0
328,171		Mosaic Co	4,105
207,351		Mount Gibson Iron Ltd	88
153,734	e	M-real Oyj (B Shares)	1,044
97,180		Myers Industries, Inc	1,414
24,699		Mytilineos Holdings S.A.	203
679,023	*	Najran Cement Co	1,966
4,297		Namhae Chemical Corp	26
12,872	*	Namsun Aluminum Co Ltd	66
12,000		Nan Pao Resins Chemical Co Ltd	54
4,082,936		Nan Ya Plastics Corp	8,968
956,275		Nantex Industry Co Ltd	1,263
1,533,630		National Aluminium Co Ltd	651
289,841	*	National Industrialization Co	811
2,817		Navin Fluorine International Ltd	61
15,080		Neenah Inc	746
14,617		Neturen Co Ltd	74
731,930	*	New Gold, Inc	992
1,630,558		Newcrest Mining Ltd	36,156
1,712		NewMarket Corp	686
2,028,888		Newmont Goldcorp Corp	125,264
17,300	e	Nihon Nohyaku Co Ltd	75
42,981		Nihon Parkerizing Co Ltd	432
1,534,102		Nine Dragons Paper Holdings Ltd	1,403
6,600	*	Nippon Fine Chemical Co Ltd	91
71,866		Nippon Kayaku Co Ltd	752
314,732		Nippon Light Metal Holdings Co Ltd	551
141,052	e	Nippon Paint Co Ltd	10,288
369,870		Nippon Paper Industries Co Ltd	5,188
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,228		Nippon Shokubai Co Ltd	$746
72,062		Nippon Soda Co Ltd	1,890
721,749		Nippon Steel Corp	6,820
9,800		Nippon Valqua Industries Ltd	176
118,031		Nissan Chemical Industries Ltd	6,073
2,707		Nittetsu Mining Co Ltd	110
183,788		Nitto Denko Corp	10,419
36,582		NOF Corp	1,267
56,107	e	Norbord, Inc	1,281
1,287,059		Norsk Hydro ASA	3,591
497,314	*	Northam Platinum Ltd	3,354
21,520	*	Northern Region Cement Co	57
1,126,274		Northern Star Resources Ltd	10,622
291,848	*	Novagold Resources Inc	2,679
281,959	*,e	Novagold Resources, Inc	2,586
111,431		Novolipetsk Steel PJSC (GDR)	2,215
48,372		Novozymes AS	2,804
470,512		Nucor Corp	19,484
147,560	*	Nufarm Ltd	419
878,791	e	Nutrien Ltd (Toronto)	28,236
712,622	*	OceanaGold Corp	1,659
4,240	*	OCI Co Ltd	132
95,858	*,e	OCI NV	1,007
38,518		Odisha Cement Ltd	344
12,753		Oeneo S.A.	159
137,070		O-I Glass, Inc	1,231
815,079		OJI Paper Co Ltd	3,803
5,500		Okamoto Industries, Inc	203
56,084		Olin Corp	644
7,298		Olympic Steel, Inc	86
846,243	e	Orbia Advance Corp SAB de C.V.	1,251
575,290		Orica Ltd	6,653
120,000		Oriental Union Chemical Corp	69
265,369		Orion Engineered Carbons SA	2,810
108,762	*,e	Orocobre Ltd	177
558,565		Orora Ltd	988
6,229		Osaka Steel Co Ltd	70
141,969	e	Osisko Gold Royalties Ltd	1,418
233,194	*	Osisko Mining, Inc	658
163,134	*,e	Outokumpu Oyj	467
200,119		Oxiana Ltd	1,538
55,950	e	Pacific Metals Co Ltd	803
6,800		Pack Corp	198
5,750		Packages Ltd	12
154,524		Packaging Corp of America	15,421
855,505	*,e	Pact Group Holdings Ltd	1,306
240,092	e	Pan American Silver Corp (Toronto)	7,292
188,500	*	Pangang Group Vanadium Titanium & Resources Co Ltd	54
1,666,004		Perenti Global Ltd	1,353
2,087,532	*	Perseus Mining Ltd	1,932
1,702,666	*,e	Peter Hambro Mining plc	527
247,415	*	Petkim Petrokimya Holding	154
1,879,616		Petronas Chemicals Group BHD	2,739
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
392,683		PH Glatfelter Co	$6,303
120,217		PhosAgro PJSC (GDR)	1,483
62,238		PI Industries Ltd	1,238
131,732		Pidilite Industries Ltd	2,394
770,439	*,e	Pilbara Minerals Ltd	136
200,463		Polymetal International plc (ADR)	4,013
337,895		PolyOne Corp	8,863
101,977	*	Polyus PJSC (GDR)	8,581
40,248		Poongsan Corp	739
109,111		Portucel Empresa Produtora de Pasta e Papel S.A.	266
59,267	*	POSCO	8,633
15,149		POSCO Refractories & Environment Co Ltd	957
943,035		PPG Industries, Inc	100,018
52,477	*	PQ Group Holdings, Inc	695
230,915	*	Premier Gold Mines Ltd	376
1,042,100		Press Metal BHD	1,109
212,279	*	Pretium Resources, Inc	1,776
1,713,704		PT Aneka Tambang Tbk	73
38,931,392	*	PT Barito Pacific Tbk	3,186
1,937,787		PT Indah Kiat Pulp and Paper Corp Tbk	817
1,093,519	*	PT Indocement Tunggal Prakarsa Tbk	908
240,700		PT Pabrik Kertas Tjiwi Kimia Tbk	88
8,218,300	*,†	PT Sekawan Intipratama Tbk	0	^
2,200,838		PT Semen Gresik Persero Tbk	1,491
1,967,400		PT Waskita Beton Precast Tbk	27
1,783,948		PTT Global Chemical PCL (Foreign)	2,695
54,357		Qassim Cement Co	876
5,853,619		Qatar Aluminum Manufacturing Co	1,214
224,581		Qatar National Cement Co	229
11,716		Quaker Chemical Corp	2,175
10,945		Rallis India Ltd	40
737,393		Ramelius Resources Ltd	1,035
25,120	*	Ranpak Holdings Corp	187
57,210	*	Rayonier Advanced Materials, Inc	161
20,423	e	Recticel S.A.	182
682,067		Regis Resources Ltd	2,496
167,698		Reliance Steel & Aluminum Co	15,920
987,737		Rengo Co Ltd	8,052
591,037	*	Resolute Mining Ltd	474
85,846		Rhi Magnesita NV	2,620
505,917		Rio Tinto Ltd	34,642
1,817,018		Rio Tinto plc	102,256
266,377		Rongsheng Petro Chemical Co Ltd	465
230,740	*	Royal Bafokeng Platinum Ltd	465
137,490		Royal Gold, Inc	17,093
38,471		RPM International, Inc	2,888
22,050	*	Ryerson Holding Corp	124
11,597		Sa des Ciments Vicat	356
305,912	*	Sabina Gold & Silver Corp	439
296,640		Sahara International Petrochemical Co	1,143
6,219		Sakai Chemical Industry Co Ltd	118
21,500		Sakata INX Corp	205
22,991		Salzgitter AG.	324
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,906		Samsung Fine Chemicals Co Ltd	$170
94,940		Sandfire Resources NL	337
276,882	*,e	Sandstorm Gold Ltd	2,657
111,779		Sansteel Minguang Co Ltd	106
58,500		Sanyo Chemical Industries Ltd	2,521
9,506		Sanyo Special Steel Co Ltd	78
121,340	*	Sappi Ltd	190
1,121,760	*	Saracen Mineral Holdings Ltd	4,272
68,800		Satipel Industrial S.A.	163
280,319		Saudi Arabian Fertilizer Co	5,583
331,546	*	Saudi Arabian Mining Co	3,110
723,592		Saudi Basic Industries Corp	17,041
120,587		Saudi Cement Co	1,704
173,123		Saudi Industrial Investment Group	936
608,319	*	Saudi Kayan Petrochemical Co	1,338
44,885		Schnitzer Steel Industries, Inc (Class A)	792
27,918		Schweitzer-Mauduit International, Inc	933
52,900		Scientex BHD	110
78,102		Scotts Miracle-Gro Co (Class A)	10,502
57,958	*	Seabridge Gold, Inc	1,018
45,565		Seah Besteel Corp	389
64,570		Sealed Air Corp	2,121
9,127		Sekisui Plastics Co Ltd	49
700,010	*	SEMAFO, Inc	2,387
55,827		Semapa-Sociedade de Investimento e Gestao	508
192,342		Sensient Technologies Corp	10,033
12,567,923		Sesa Sterlite Ltd	17,955
312,793		Severstal (GDR)	3,785
140,100	*	Shandong Gold Mining Co Ltd	736
92,800		Shandong Hualu Hengsheng Chemical Co Ltd	233
757,800		Shandong Nanshan Aluminum Co Ltd	218
36,400		Shandong Sinocera Functional Material Co Ltd	173
107,900	*	Shandong Sun Paper Industry JSC Ltd	146
91,100		Shanghai Chlor-Alkali Chemical Co Ltd	36
19,600		Shanghai Putailai New Energy Technology Co Ltd	286
356,100		Shanxi Taigang Stainless Steel Co Ltd	168
196,828		Sherwin-Williams Co	113,737
18,500		Shikoku Chemicals Corp	187
432,925		Shin-Etsu Chemical Co Ltd	50,809
123,300		Shin-Etsu Polymer Co Ltd	1,010
2,737,032		Shinkong Synthetic Fibers Corp	1,046
12,000	*	Shiny Chemical Industrial Co Ltd	45
387,200		Shougang Concord International Enterprises Co Ltd	77
124,080	e	Showa Denko KK	2,801
10,769		Shree Cement Ltd	3,292
605,992		Siam Cement PCL (Foreign)	7,249
4,357,004	*	Sibanye Stillwater Ltd	9,460
341,249		SIG Combibloc Group AG.	5,553
37,662		Sika AG.	7,260
208,747		Silgan Holdings, Inc	6,761
268,000	*	Silver Grant International	34
763,277	*	Silver Lake Resources Ltd	1,143
197,408		Silvercorp Metals, Inc	1,056
107,206	*,e	SilverCrest Metals, Inc	983
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,897		Sims Group Ltd	$505
460,000		Sinofert Holdings Ltd	41
2,766,924	e	Sinopec Shanghai Petrochemical Co Ltd	666
794,400		Sinopec Shanghai Petrochemical Co Ltd (Class A)	392
71,340		SK Chemicals Co Ltd	2,342
1,670		SK Chemicals Co Ltd (New)	180
63,249		SKC Co Ltd	3,238
3,388		SKCKOLONPI, Inc	82
598,868		Smurfit Kappa Group plc	20,125
178,295		Sociedad Quimica y Minera de Chile S.A. (Class B)	4,639
94,723		Soda Sanayii AS	85
1,357		SODIFF Advanced Materials Co Ltd	227
1,218,363	*,e	SolGold plc	317
27,921		Solvay S.A.	2,240
3,378		Songwon Industrial Co Ltd	36
34,531		Sonoco Products Co	1,806
4,866,881		South32 Ltd	6,890
196,060		Southern Copper Corp (NY)	7,797
25,300		Southern Province Cement Co	369
33,063		SRF Ltd	1,581
131,783		Ssab Svenskt Stal AB (Series A)	365
331,199	e	Ssab Svenskt Stal AB (Series B)	884
140,938	*	SSR Mining, Inc	3,003
847,765		St Barbara Ltd	1,877
329,424		Steel Dynamics, Inc	8,595
40,623	e	Stelco Holdings, Inc	229
5,200		Stella Chemifa Corp	117
69,532		Stella-Jones, Inc	1,749
48,963		Stepan Co	4,754
5,550		STO AG.	630
739,973		Stora Enso Oyj (R Shares)	8,857
19,512		Sumitomo Bakelite Co Ltd	551
1,640,832		Sumitomo Chemical Co Ltd	4,937
235,785		Sumitomo Metal Mining Co Ltd	6,642
58,337		Sumitomo Osaka Cement Co Ltd	2,056
32,400		Sumitomo Seika Chemicals Co Ltd	1,055
9,012	*,e	Sumitomo Titanium Corp	78
562,514	*	Summit Materials, Inc	9,045
371,351		SunCoke Energy, Inc	1,099
2,444,500	*,†,e	Superb Summit International Group Ltd	3
58,724		Supreme Industries Ltd	876
619,939	*	Suzano Papel e Celulose S.A.	4,194
637,420		Svenska Cellulosa AB (B Shares)	7,624
154,952		Symrise AG.	18,106
17,200		T Hasegawa Co Ltd	385
2,363,211		TA Chen Stainless Pipe	2,183
60		Taekwang Industrial Co Ltd	35
142,107		Taiheiyo Cement Corp	3,302
8,584,437		Taiwan Cement Corp	12,491
220,000		Taiwan Fertilizer Co Ltd	373
271,725		Taiwan Hon Chuan Enterprise Co Ltd	508
3,690,329		Taiwan Styrene Monomer	2,061
9,800		Taiyo Ink Manufacturing Co Ltd	453
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
82,119		Taiyo Nippon Sanso Corp	$1,373
6,855		Takasago International Corp	137
3,000	*,e	Taki Chemical Co Ltd	215
103,600		Takiron Co Ltd	674
39,300		Tangshan Jidong Cement Co Ltd	90
95,989		Tata Chemicals Ltd	396
570,140		Tata Steel Ltd	2,496
21,885		Tayca Corp	281
33,264	†	Technosemichem Co Ltd	2,658
480,695		Teck Cominco Ltd	5,035
179,746		Teijin Ltd	2,862
7,800		Tenma Corp	120
134,277	*	Teranga Gold Corp	1,217
18,833	*	Tessenderlo Chemie NV	561
2,852,445	*	ThyssenKrupp AG.	20,350
2,206,000		Tiangong International Co Ltd	713
33,440	*	Tianqi Lithium Corp	109
32,752	*	TimkenSteel Corp	127
675,100		Tipco Asphalt PCL	550
11,767		Titan Cement International S.A.	141
53,403		Toagosei Co Ltd	525
15,624	e	Toho Titanium Co Ltd	95
127,629	e	Tokai Carbon Co Ltd	1,206
4,400		Tokushu Tokai Holdings Co Ltd	189
67,804		Tokuyama Corp	1,604
51,003	e	Tokyo Ohka Kogyo Co Ltd	2,558
335,788		Tokyo Steel Manufacturing Co Ltd	1,934
145,750		Ton Yi Industrial Corp	45
25,340	b	Tong Yang Major Corp	25
83,600	*	Tongkun Group Co Ltd	152
457,900		Tongling Nonferrous Metals Group Co Ltd	125
6,500		Topy Industries Ltd	74
714,192		Toray Industries, Inc	3,371
97,783	*	Torex Gold Resources, Inc	1,541
408,473		Tosoh Corp	5,611
2,800	*	Toyo Gosei Co Ltd	205
19,300		Toyo Ink Manufacturing Co Ltd	366
94,201		Toyo Seikan Kaisha Ltd	1,062
157,467		Toyobo Co Ltd	2,194
1,403,900		TPI Polene PCL	54
216,400		Transfar Zhilian Co Ltd	167
21,850	*	Trecora Resources	137
41,177		Tredegar Corp	634
39,058	e	Trinseo S.A.	866
538,972		Tronox Holdings plc	3,891
119,000		TSRC Corp	69
1,693,000		Tung Ho Steel Enterprise Corp	1,291
1,152,088	*,e	Turquoise Hill Resources Ltd	849
108,226		UBE Industries Ltd	1,865
211,411		UFP Industries, Inc	10,467
9,879	*,e	UFP Technologies, Inc	435
139,729		Ultra Tech Cement Ltd	7,224
64,678		Umicore S.A.	3,053
10,650		Uniao de Industrias Petroquimicas S.A.	47
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,372		Unid Co Ltd	$750
410,813	*	United Phosphorus Ltd	2,318
1,570		United States Lime & Minerals, Inc	133
237,100	e	United States Steel Corp	1,712
2,620,135		UPC Technology Corp	892
741,827		UPM-Kymmene Oyj	21,487
65,194	*	US Concrete, Inc	1,617
2,732,655		USI Corp	1,143
91,000		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	122
4,118,043		Vale S.A.	42,346
3,709	*,e	Vallourec S.A.	156
237,446		Valvoline, Inc	4,590
15,891	g	Verallia S.A.	456
61,004		Verso Corp	730
49,890	*	Vetropack Holding AG.	2,759
36,745	*,e	Victoria Gold Corp	384
115,280		Victrex plc	2,787
5,198		Vinati Organics Ltd	67
997,500		Vinythai PCL (Foreign)	713
99,026	e	Voestalpine AG.	2,138
224,766		Vulcan Materials Co	26,039
24,248		Wacker Chemie AG.	1,667
575,451	*	Wallbridge Mining Co Ltd	470
166,700		Wanhua Chemical Group Co Ltd	1,182
58,613		Warrior Met Coal, Inc	902
23,500		Weihai Guangwei Composites Co Ltd	209
158,006	*	Wesdome Gold Mines Ltd	1,365
18,294,000		West China Cement Ltd	3,353
67,965	e	West Fraser Timber Co Ltd	2,389
920,938		Western Areas NL	1,693
698,812	*	Westgold Resources Ltd	1,026
11,705		Westlake Chemical Corp	628
386,677		WestRock Co	10,927
538,207	e	Wheaton Precious Metals Corp	23,671
2,486,499	*,e	Wienerberger AG.	54,168
37,214		Winpak Ltd	1,140
42,233		Worthington Industries, Inc	1,575
17,638		WR Grace and Co	896
65,700		Xiamen Tungsten Co Ltd	111
271,046		Yamama Cement Co	1,576
942,082		Yamana Gold, Inc	5,121
22,005		Yamato Kogyo Co Ltd	450
74,100		Yanbu Cement Co	557
208,613		Yanbu National Petrochemical Co	2,858
80,907		Yara International ASA	2,821
774,100		Yeun Chyang Industrial Co Ltd	655
228,220		Yieh Phui Enterprise	67
105,500		Yintai Gold Co Ltd	238
12,655		Yodogawa Steel Works Ltd	221
2,087		Youlchon Chemical Co Ltd	25
91		Young Poong Corp	35
231,000	*,†,e	Youyuan International Holdings Ltd	0	^
4,314,285		Yuen Foong Yu Paper Manufacturing Co Ltd	2,029
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
181,067		Yule Catto & Co plc	$624
29,900		Yunnan Energy New Material Co Ltd	280
9,834	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	77
255,581		Zeon Corp	2,360
825,500	e	Zhaojin Mining Industry Co Ltd	980
301,353	*	Zhejiang Huayou Cobalt Co Ltd	1,672
159,200		Zhejiang Juhua Co Ltd	156
142,400	*	Zhejiang Longsheng Group Co Ltd	259
137,200		Zhongjin Gold Corp Ltd	179
11,062		Zignago Vetro S.p.A.	166
5,286,931		Zijin Mining Group Co Ltd	2,498
1,184,600	*	Zijin Mining Group Co Ltd (Class A)	747
		TOTAL MATERIALS	4,516,497

MEDIA & ENTERTAINMENT - 7.0%
56,300	*,e	58.COM, Inc (ADR)	3,037
1,794,465		Activision Blizzard, Inc	136,200
4,513		Addcn Technology Co Ltd	36
172,405	*	Adevinta ASA	1,745
1,853		AfreecaTV Co Ltd	98
67	*	Agora, Inc (ADR)	3
3,200	e	Akatsuki, Inc	114
6,597,467	*,e	Alibaba Pictures Group Ltd	883
567,718	*	Alphabet, Inc (Class A)	805,053
854,905	*,n	Alphabet, Inc (Class C)	1,208,502
840,128	*	Altice NV (Class A)	3,249
639,900	*	Altice USA, Inc	14,423
31,600	*,e	Amazia, Inc	1,202
48,433	e	AMC Entertainment Holdings, Inc	208
99,235	*	AMC Networks, Inc	2,321
21,740		Amuse, Inc	446
48,152	e	Antena 3 de Television S.A.	126
674		APG SGA S.A.	126
67,698		Arnoldo Mondadori Editore S.p.A.	73
216,499	g	Ascential plc	777
2,943,961	g	Auto Trader Group plc	19,167
134,833		Autohome, Inc (ADR)	10,180
17,259		Avex Group Holdings, Inc	137
447,729	*	Baidu, Inc (ADR)	53,678
113,400		Beijing Enlight Media Co Ltd	176
56,900		Beijing Kunlun Tech Co Ltd	202
4,100	*,e	Bengo4.com, Inc	392
81,200	*,e	Bilibili, Inc (ADR)	3,761
6,600	*	Bitauto Holdings Ltd (ADR)	105
11,195	*	Black Diamond Therapeutics, Inc	472
1,511,806		Borussia Dortmund GmbH & Co KGaA	9,800
16,565	*,e	Boston Omaha Corp	265
704		Cable One, Inc	1,249
28,257		Cairo Communication S.p.A.	47
126,447		Capcom Co Ltd	4,628
63,886	*	Cardlytics, Inc	4,471
222,138	*	Cargurus, Inc	5,631
118,633	*	Cars.com, Inc	683
191,861		carsales.com Ltd	2,375
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,250	*	CD Projekt Red S.A.	$5,467
19,689	*	Central European Media Enterprises Ltd (Class A)	72
210,391	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	745
1,032,618	*	Central Retail Corp PCL	1,086
270,799	*	Charter Communications, Inc	138,118
37,662		Cheil Communications, Inc	520
161,865	*,†	Chennai Super Kings Cricket Ltd	30
55,300		China Film Co Ltd	103
171,000	*,e,g	China Literature Ltd	1,160
69,100		China South Publishing & Media Group Co Ltd	104
44,400		Chinese Universe Publishing and Media Group Co Ltd	74
234,715		Cinemark Holdings, Inc	2,711
72,509	e	Cineplex Galaxy Income Fund	429
1,151,644	e	Cineworld Group plc	865
3,294	*	CJ CGV Co Ltd	57
6,054		CJ Hellovision Co Ltd	20
56,401		Cogeco Communications, Inc	4,063
14,064		Cogeco, Inc	839
112,208	*,e	COLOPL, Inc	1,026
11,701		Com2uSCorp	1,148
12,549,671		Comcast Corp (Class A)	489,186
83,316	*	comScore, Inc	258
2,118,849	*	Conyers Park II Acquisition Corp	24,791
31,700	*,e	COOKPAD, Inc	93
529,039	e	Corus Entertainment, Inc	1,114
90,513		CTS Eventim AG.	3,779
91,910		CyberAgent, Inc	4,518
227,895	*	Cyfrowy Polsat S.A.	1,523
36,731		Daiichikosho Co Ltd	1,099
1,052	*,e	Daily Journal Corp	284
182,216	e	Daily Mail & General Trust plc	1,557
52,911		Dena Co Ltd	661
65,228	e	Dentsu, Inc	1,547
47,775	*	DHI Group, Inc	100
78,579		Dip Corp	1,596
45,484	*,e	Discovery, Inc (Class A)	960
74,119	*	Discovery, Inc (Class C)	1,428
421,285	*	DISH Network Corp (Class A)	14,539
122,102		Domain Holdings Australia Ltd	285
1,439		Echo Marketing, Inc	43
789,941	*	Electronic Arts, Inc	104,312
338,437	*	Embracer Group AB	4,756
706,897		Entercom Communications Corp (Class A)	976
473,887		Entravision Communications Corp (Class A)	678
67,926	*,e	Eros International plc	215
79,046		Euromoney Institutional Investor plc	771
283,109		Eutelsat Communications	2,619
80,092	*	Eventbrite Inc	686
55,277	*,e	EverQuote Inc	3,215
93,056		EW Scripps Co (Class A)	814
21,729		F@N Communications, Inc	90
6,555,469	*,n	Facebook, Inc	1,488,550
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
36,589	*	Fluent, Inc	$65
673,240		Focus Media Information Technology Co Ltd	533
291,601		Fox Corp (Class A)	7,821
255,836		Fox Corp (Class B)	6,867
11,388	*	Frontier Developments plc	261
471,670	e	Future plc	7,445
10,570	*,e	Gaia, Inc	89
67,300	e	Gakken Co Ltd	906
168,820	*,e	Gannett Co, Inc	233
3,900		G-bits Network Technology Xiamen Co Ltd	304
39,500		Giant Network Group Co Ltd	97
6,100	*,e	giftee, Inc	135
235,000	*	Glory Sun Land Group Ltd	14
487,139	*	Glu Mobile, Inc	4,516
115,800		Gourmet Navigator, Inc	796
150,990	*	Gray Television, Inc	2,106
416,700	e	Gree, Inc	1,791
1,880,327	*,e	Grupo Televisa S.A.	1,974
2,582,677	*	Grupo Televisa SAB (ADR)	13,533
22,143	*	GungHo Online Entertainment Inc	396
208,837		Hakuhodo DY Holdings, Inc	2,492
16,496	*	Hemisphere Media Group, Inc	162
3,000	*,e	Heroz, Inc	100
70,000		Homeland Interactive Technology Ltd	26
122,205	e	HT&E Ltd	101
962,600	*,e	HUYA, Inc (ADR)	17,972
8,829		Hyundai Hy Communications & Network Co	32
92,158	*	IBN18 Broadcast Ltd	41
98,800	*,g	iDreamSky Technology Holdings Ltd	64
3,395,000	e	IGG, Inc	2,792
177,593	*	iHeartMedia, Inc	1,483
28,900	e,g	IMAX China Holding, Inc	42
85,438	*	Imax Corp	958
34,469		Info Edge India Ltd	1,259
1,362,327		Informa plc	7,877
30,576		Innocean Worldwide, Inc	1,140
11,247		Inox Leisure Ltd	34
90,000		International Games System Co Ltd	2,252
589,207		Interpublic Group of Cos, Inc	10,111
53,624		IPSOS	1,352
409,800	*	IQIYI, Inc (ADR)	9,503
233,110		iShares MSCI Saudi Arabia ETF	6,135
3,656	*	Itokuro, Inc	45
9,527,782		ITV plc	8,806
180,881		JC Decaux S.A.	3,379
1,088		Jcontentree Corp	28
220,362	*	JDE Peet’s BV	8,933
9,734		John Wiley & Sons, Inc (Class A)	380
8,339	*	Just Dial Ltd	44
299,445	*,e	Juventus Football Club S.p.A.	311
9,595		JYP Entertainment Corp	170
191,905		Kadokawa Dwango Corp	3,943
97,180		Kakaku.com, Inc	2,476
92,134		Kakao Corp	20,675
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
112,600	*,e	Kamakura Shinsho Ltd	$1,180
7,843	e	Kinepolis Group NV	355
16,184	*	KLab, Inc	110
63,171		Konami Corp	2,108
69,480		KT Skylife Co Ltd	460
29,486	e	Lagardere S.C.A.	421
346,400		Leo Group Co Ltd	189
576,767	*	Leyou Technologies Holdings Ltd	190
8,406	*	Liberty Braves Group (Class A)	169
144,310	*	Liberty Braves Group (Class C)	2,849
54,270	*	Liberty Broadband Corp (Class A)	6,631
203,631	*	Liberty Broadband Corp (Class C)	25,242
194,001	*	Liberty Global plc (Class A)	4,241
56,439	*	Liberty Media Group (Class A)	1,647
496,505	*	Liberty Media Group (Class C)	15,744
214,020	*	Liberty SiriusXM Group (Class A)	7,388
464,873	*	Liberty SiriusXM Group (Class C)	16,015
155,547	*	Liberty TripAdvisor Holdings, Inc	331
42,720	*	LINE Corp	2,150
168,516	*,e	Lions Gate Entertainment Corp (Class A)	1,249
240,518	*	Lions Gate Entertainment Corp (Class B)	1,643
194,333	*	Live Nation, Inc	8,615
51,215	*	LiveXLive Media, Inc	185
34,255		Loral Space & Communications, Inc	669
60,084		M6-Metropole Television	680
124,523		Macromill, Inc	860
38,356	*	Madison Square Garden Co	5,634
35,937	*	Madison Square Garden Entertainment Corp	2,695
559,214	*	Mail.Ru Group Ltd	12,582
128,500		Major Cineplex Group PCL (Foreign)	63
71,890	*	Mango Excellent Media Co Ltd	666
41,575		Marcus Corp	552
16,058		Marvelous, Inc	105
350,033	*,e	Match Group, Inc	37,471
406,035	*	Match Group, Inc (Euro OTC)	131,312
412,960	*	Match Group, Inc (NASDAQ)	33,863
1,097,224	*	Mediaset Espana Comunicacion SA	4,070
151,042	*,e	Mediaset S.p.A.	269
59,964	*	Meet Group, Inc	374
267,668		Megacable Holdings SAB de C.V.	783
50,675	e	Meredith Corp	737
59,800		Mixi Inc	1,058
684,000	g	Mobvista, Inc	393
34,810	*	Modern Times Group AB (B Shares)	379
254,200		Momo, Inc (ADR)	4,443
35,626	*,e	MSG Networks, Inc	354
11,500		MTI Ltd	68
390,840	*	MultiChoice Group Ltd	2,390
91,500		NanJi E-Commerce Co Ltd	275
156,277		National CineMedia, Inc	464
145,431		Naver Corp	32,720
27,508		NCsoft	20,464
950,000		NetDragon Websoft, Inc	2,679
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
107,300		Netease.com (ADR)	$46,072
846,768	*	Netflix, Inc	385,313
11,828	*,e,g	Netmarble Corp	991
1,522		New Work SE	469
260,559		New York Times Co (Class A)	10,951
96,269		News Corp (Class A)	1,142
25,641		News Corp (Class B)	306
452,960		Nexon Co Ltd	10,217
63,995		Nexstar Media Group Inc	5,356
39,808	*	Next Co Ltd	157
2,130	*	NHN Entertainment Corp	147
783,296		Nine Entertainment Co Holdings Ltd	755
1,130,634	*	Ninety One plc	2,904
193,331		Nintendo Co Ltd	86,432
61,758		Nordic Entertainment Group AB	1,899
280,000	e	NOVA Group Holdings Ltd	5
128,321		Omnicom Group, Inc	7,006
532,241		oOh!media Ltd	341
7,400	*	OPT, Inc	99
62,295		Paradox Interactive AB	1,348
9,775	*	Pearl Abyss Corp	1,778
468,736		Pearson plc	3,337
70,100	*	Perfect World Co Ltd	574
62,558	*	Pinterest, Inc	1,387
1,827,000		Plan B Media PCL	358
100,800	*,e	PR Times, Inc	2,684
402,249	*	Promotora de Informaciones S.A.	227
350,381	e	ProSiebenSat. Media AG.	4,187
70,200		Proto Corp	655
32,578,600		PT Media Nusantara Citra Tbk	2,075
540,845	*,e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,362
1,362,700		PT Surya Citra Media Tbk	112
60,274		Publicis Groupe S.A.	1,958
30,770		PVR Ltd	410
239,860		Quebecor, Inc	5,154
108,897	*	QuinStreet, Inc	1,139
13,700	*,e	Qutoutiao, Inc (ADR)	41
224,792	*,g	RAI Way S.p.A	1,479
50,941		REA Group Ltd	3,839
1,565,895		Rightmove plc	10,585
155,594	*	Roku, Inc	18,131
22,580	e,g	Rovio Entertainment Oyj	139
11,653	*	RPA Holdings, Inc	86
81,900		RS PCL	43
2,913		Saga Communications, Inc	75
82,344		Sanoma-WSOY Oyj	835
7,867	*	Saudi Research & Marketing Group	133
84,797		Schibsted ASA (B Shares)	2,003
27,419		Scholastic Corp	821
264,277	g	Scout24 AG.	20,447
294,669	*,e	Sea Ltd (ADR)	31,600
1,000,000	*,e	Septeni Holdings Co Ltd	1,856
319,860		SES Global S.A.	2,186
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
185,370		Shanghai Oriental Pearl Group Co Ltd	$254
513,827		Shaw Communications, Inc (B Shares)	8,380
4,901	e	Shochiku Co Ltd	675
281,422	*	Sina Corp	10,106
86,723	e	Sinclair Broadcast Group, Inc (Class A)	1,601
1,579,700	e	Singapore Press Holdings Ltd	1,447
2,043,926		Sirius XM Holdings, Inc	11,998
77,500		Sky Perfect Jsat Corp	288
4,311	*	SM Entertainment Co	88
617,600	*,†,e	SMI Holdings Group Ltd	1
12,600		Smiles Fidelidade S.A.	34
618,620	*	Snap, Inc	14,531
22,840	e	Societe Television Francaise 1	124
14,540		Soft-World International Corp	57
91,300	*	Sohu.com Ltd (ADR)	841
4,965,270	†	Southern Cross Media Group	608
284,432	*	Spotify Technology S.A.	73,437
57,300		Square Enix Co Ltd	2,903
39,783	*	Stillfront Group AB	3,576
76,173	*	Storytel AB	1,571
34,293	*	Stroer Out-of-Home Media AG.	2,314
430,865	*	Take-Two Interactive Software, Inc	60,136
3,888	*,e	Tamedia AG.	289
104,418	*	TechTarget, Inc	3,136
24,500		Tecmo Koei Holdings Co Ltd	798
490,074		TEGNA, Inc	5,459
73,868		Telenet Group Holding NV	3,044
163,496	e	Television Broadcasts Ltd	191
803		TEN Square Games S.A.	107
9,442,890		Tencent Holdings Ltd	605,080
972,100	*	Tencent Music Entertainment (ADR)	13,084
4,300	e	Toei Animation Co Ltd	202
5,584		Toei Co Ltd	748
69,770		Toho Co Ltd	2,520
20,500		Tokyo Broadcasting System, Inc	328
14,616		Tribune Publishing Co	146
129,734		TripAdvisor, Inc	2,466
140,303	*	TrueCar, Inc	362
160,661	*	Tuas Ltd	75
88,613		TV Asahi Corp	1,291
3,300	*	TV Tokyo Corp	73
2,323,433	*	Twitter, Inc	69,215
82,227	*	Ubisoft Entertainment	6,809
4,500	*,e	UUUM, Inc	104
30,500	e	ValueCommerce Co Ltd	820
14,335	*	Vector, Inc	117
18,389		ViacomCBS, Inc (Class A)	471
1,615,987		ViacomCBS, Inc (Class B)	37,685
39,607		Village Roadshow Ltd	60
633,629		Vivendi Universal S.A.	16,373
5,309,554		Walt Disney Co	592,068
86,500	*	Wanda Film Holding Co Ltd	187
45,608	*	Webzen, Inc	835
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,698	*,e	Weibo Corp (ADR)	$1,166
2,132		WeMade Entertainment Co Ltd	73
214,013	*	WideOpenWest, Inc	1,128
40,800	*	Wise Talent Information Technology Co Ltd	90
119,068	e	World Wrestling Entertainment, Inc (Class A)	5,173
2,300		Wowow, Inc	52
2,177,989		WPP plc	16,980
78,200		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	519
2,786,001		Yahoo! Japan Corp	13,673
100,722	*	Yelp, Inc	2,330
2,348	*	YG Entertainment, Inc	73
42,900	*	Youzu Interactive Co Ltd	159
493,872		ZEE Telefilms Ltd	1,122
16,250		Zenrin Co Ltd	184
28,900		ZIGExN Co Ltd	91
86,587	*	Zillow Group, Inc (Class A)	4,977
247,948	*,e	Zillow Group, Inc (Class C)	14,284
1,441,243	*	Zynga, Inc	13,749
		TOTAL MEDIA & ENTERTAINMENT	7,494,447

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
45,684	*	10X Genomics, Inc	4,080
747,500	*,g	3SBio, Inc	951
7,588	*,e	89bio, Inc	151
16,798	*,e	AB Science S.A.	171
6,893,414		AbbVie, Inc	676,795
174,366		Abcam plc	2,880
51,938	*	Abeona Therapeutics, Inc	151
5,658	*	ABLBio, Inc	147
324,004	*	Acadia Pharmaceuticals, Inc	15,704
60,391	*,e	Accelerate Diagnostics, Inc	916
32,452	*	Acceleron Pharma, Inc	3,092
74,515	*,e	AcelRx Pharmaceuticals, Inc	90
94,981	*,e	Adaptive Biotechnologies Corp	4,595
176,666		Adcock Ingram Holdings Ltd	487
169,985	*,e	ADMA Biologics, Inc	498
61,986	*	Aduro Biotech, Inc	143
139,270	*	Adverum Biotechnologies, Inc	2,908
79,236	*	Aeglea BioTherapeutics, Inc	733
162,726	*	Aerie Pharmaceuticals, Inc	2,402
196,171	*,e	Affimed NV	905
138,554	*,e	Agenus, Inc	545
133,764	*	Agile Therapeutics, Inc	372
76,961		Agilent Technologies, Inc	6,801
128,072	*,e	Agios Pharmaceuticals, Inc	6,849
41,534	*,e	Aimmune Therapeutics, Inc	694
41,831		Ajanta Pharma Ltd	785
12,323	*,e	Akcea Therapeutics, Inc	169
462,004	*	Akebia Therapeutics, Inc	6,274
15,126	*,e	Akero Therapeutics, Inc	377
30,058	*	Albireo Pharma, Inc	796
75,281	*,†,e	Alder Biopharmaceuticals Inc	66
64,943	*	Alector, Inc	1,587
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,004		Alembic Pharmaceuticals Ltd	$688
449,570	*	Alexion Pharmaceuticals, Inc	50,460
6,861	*	ALK-Abello AS	1,837
125,069	*	Alkermes plc	2,427
27,822	*,e	Allakos, Inc	1,999
260,919		Alliance Pharma plc	240
72,562	*,e	Allogene Therapeutics, Inc	3,107
161,136	*	Alnylam Pharmaceuticals, Inc	23,866
2,161	*	Alteogen, Inc	483
32,463	*,e	AMAG Pharmaceuticals, Inc	248
1,092,497		Amgen, Inc	257,676
3,263	*	Amicogen, Inc	80
1,062,987	*	Amicus Therapeutics, Inc	16,030
200,533	*	Amneal Pharmaceuticals, Inc	955
69,004	*	Amphastar Pharmaceuticals, Inc	1,550
54,658	*,e	AnaptysBio, Inc	1,221
43,835	*,e	Anavex Life Sciences Corp	216
113,072	*,e	AnGes MG, Inc	2,335
12,621	*	ANI Pharmaceuticals, Inc	408
21,643	*	Anika Therapeutics, Inc	817
1,349	*	Anterogen Co Ltd	80
2,796,000	*,†,e	Anxin-China Holdings Ltd	4
84,701	*	Apellis Pharmaceuticals, Inc	2,766
48,200		Apeloa Pharmaceutical Co Ltd	159
455,139	*,e	Aphria, Inc	1,951
33,798	*	Applied Genetic Technologies Corp	187
20,146	*	Applied Therapeutics, Inc	728
10,107	*	Aprea Therapeutics, Inc	392
44,638	*	Aptinyx, Inc	186
32,402	*	Aquestive Therapeutics, Inc	157
22,703	*	Arcturus Therapeutics Holdings, Inc	1,061
97,886	*	Arcus Biosciences, Inc	2,422
8,922	*,e	Arcutis Biotherapeutics, Inc	270
125,825	*	Ardelyx, Inc	871
157,914	*	Arena Pharmaceuticals, Inc	9,941
63,652	*	Argenx SE	14,328
244,933	*	Arrowhead Pharmaceuticals Inc	10,579
46,543	*,e	Arvinas, Inc	1,561
59,000	*,e,g	Ascletis Pharma, Inc	25
44,828		ASKA Pharmaceutical Co Ltd	506
468,129	*	Aspen Pharmacare Holdings Ltd	3,888
40,864	*	Aspira Women’s Health, Inc	157
68,766	*	Assembly Biosciences, Inc	1,604
2,642,384		Astellas Pharma, Inc	44,127
1,177		AstraZeneca Pharma India Ltd	55
3,205,222		AstraZeneca plc	333,582
1,199,437		AstraZeneca plc (ADR)	63,438
17,000		Asymchem Laboratories Tianjin Co Ltd	584
61,446	*,e	Atara Biotherapeutics, Inc	895
5,358	*	ATGen Co Ltd	56
117,771	*,e	Athenex, Inc	1,621
258,903	*,e	Athersys, Inc	715
28,728	*,e	Atreca, Inc	611
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
91,941	*,e	Aurinia Pharmaceuticals, Inc	$1,493
424,602		Aurobindo Pharma Ltd	4,339
5,760,358	*	Avantor, Inc	97,926
6,023	*	Avenue Therapeutics, Inc	65
11,990	*	AVEO Pharmaceuticals, Inc	62
213,816	*	Avid Bioservices, Inc	1,404
58,313	*	Avita Medical Ltd	366
31,328	*	Avrobio, Inc	547
7,672	*,e	Axcella Health, Inc	42
60,028	*	Axsome Therapeutics, Inc	4,939
21,212	*	Aytu BioScience, Inc	30
12,723		Bachem Holding AG.	3,360
6,392	*,e	Basilea Pharmaceutica	330
314,244	*	Bausch Health Cos, Inc	5,750
53,367	*	Bavarian Nordic AS	1,463
1,467,242		Bayer AG.	108,757
19,561	*	Beam Therapeutics, Inc	548
35,100	*,e	BeiGene Ltd (ADR)	6,613
44,784	*	Beijing Tiantan Biological Products Corp Ltd	287
57,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	77
74,100		Beijing Tongrentang Co Ltd	285
3,059	*	Bellerophon Therapeutics, Inc	38
44,379	*,e	BELLUS Health, Inc	459
18,800		Betta Pharmaceuticals Co Ltd	373
12,286	*,e	Beyondspring Inc	185
21,400	*	BGI Genomics Co Ltd	472
5,826	*	Binex Co Ltd	62
16,736	e,g	BioArctic AB	132
212,938		Biocon Ltd	1,097
506,014	*,e	BioCryst Pharmaceuticals, Inc	2,411
514,277	*	BioDelivery Sciences International, Inc	2,242
8,194		Biogaia AB (B Shares)	451
195,715	*	Biogen, Inc	52,364
91,887	*	Biohaven Pharmaceutical Holding Co Ltd	6,718
789,992	*	BioMarin Pharmaceutical, Inc	97,438
7,674	*	Bio-Rad Laboratories, Inc (Class A)	3,465
6,688	*	Biospecifics Technologies Corp	410
31,681		Biotage AB	474
4,365		Bio-Techne Corp	1,153
357,021	*	Biovitrum AB	8,278
20,621	*	Bioxcel Therapeutics Inc	1,093
248,758	*	Bluebird Bio, Inc	15,184
89,321	*	Blueprint Medicines Corp	6,967
2,194	e	Boiron S.A.	90
267,583		Boryung Pharmaceutical Co Ltd	3,777
23,237	*,e	BrainStorm Cell Therapeutics, Inc	260
101,182	*,e	Bridgebio Pharma, Inc	3,300
3,993,489		Bristol-Myers Squibb Co	234,817
86,256		Bruker BioSciences Corp	3,509
10,165		Bukwang Pharmaceutical Co Ltd	288
18,546	*	Cabaletta Bio, Inc	207
90,883	*	Calithera Biosciences, Inc	480
5,334	*,e	Calyxt, Inc	26
14,248	*,e	Camurus AB	242
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
224,989	*,e	Canopy Growth Corp (Toronto)	$3,644
45,847	*,e,g	CanSino Biologics, Inc	1,262
151,926	*,e	Cara Therapeutics, Inc	2,598
145,719	*	CareDx, Inc	5,163
40,413	*,e	CASI Pharmaceuticals, Inc	101
20,985	*	Cassava Sciences, Inc	65
24,087	*	Castle Biosciences, Inc	908
52,261	*	Catabasis Pharmaceuticals, Inc	336
365,998	*	Catalent, Inc	26,828
48,816	*	Catalyst Biosciences, Inc	287
85,153	*	Catalyst Pharmaceuticals, Inc	393
90,535	*	Cellectis S.A.	1,622
1,309	*	Cellivery Therapeutics, Inc	105
9,087	*	Celltrion Pharm Inc	967
108,956	*	Celltrion, Inc	27,886
11,796	*,e	Cellular Biomedicine Group, Inc	177
30,168	*,e	CEL-SCI Corp	450
62,928		Center Laboratories, Inc	160
2,335	*	Centogene NV	53
12,050	*	Cerecor Inc	31
6,265	*	Champions Oncology, Inc	60
17,400		Changchun High & New Technology Industry Group, Inc	1,071
74,887	*	Charles River Laboratories International, Inc	13,057
114,836	*	Charlottes Web Holdings, Inc	442
21,577	*	Checkpoint Therapeutics Inc	43
148,854	*	ChemoCentryx, Inc	8,565
6,327		Chemometec A.S.	302
24,800		Chengdu Kanghong Pharmaceutical Group Co Ltd	174
29,965	*	Chiasma, Inc	161
218,629	*	Chimerix, Inc	678
10,235,300	†,e	China Animal Healthcare Ltd	13
704,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	497
1,146,900		China Medical System Holdings Ltd	1,356
957,500	g	China Resources Pharmaceutical Group Ltd	555
37,900		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	157
938,000		China Shineway Pharmaceutical Group Ltd	619
17,576		Chong Kun Dang Pharm Corp	1,764
11,368		Chong Kun Dang Pharmaceutical Corp	1,032
49,900	*	Chongqing Zhifei Biological Products Co Ltd	705
2,928		Choongwae Pharma Corp	89
37,281	*	ChromaDex Corp	171
995,199		Chugai Pharmaceutical Co Ltd	53,283
58,147	*	Cidara Therapeutics, Inc	215
410,319		Cipla Ltd	3,480
176,729		Clinigen Group plc	1,771
44,470	e	Clinuvel Pharmaceuticals Ltd	793
163,355	*,e	Clovis Oncology, Inc	1,103
24,049	*	CMG Pharmaceutical Co Ltd	80
47,478		CMIC Co Ltd	628
48,654	*	Codexis, Inc	555
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,466	*	Cohbar, Inc	$33
569,378	*,e	Coherus Biosciences, Inc	10,169
52,546	*	Collegium Pharmaceutical, Inc	920
90,489	*,e	Compugen Ltd	1,359
43,170	*	Concert Pharmaceuticals, Inc	430
66,132	*	Constellation Pharmaceuticals, Inc	1,987
1,963,000		Consun Pharmaceutical Group Ltd	810
11,947	*	ContraFect Corp	76
61,726	*,e	Corbus Pharmaceuticals Holdings, Inc	518
166,014	*,e	Corcept Therapeutics, Inc	2,792
50,389	*,e	CorMedix Inc	317
28,551	*,e	Cortexyme Inc	1,322
3,999	*,e	COSMO Pharmaceuticals NV	366
74,318	*	Crinetics Pharmaceuticals, Inc	1,302
216,225	*,e	Cronos Group, Inc	1,303
7,964	*	CrystalGenomics, Inc	106
787,670		CSL Ltd	156,659
4,729,953		CSPC Pharmaceutical Group Ltd	8,958
468,000	*,g	CStone Pharmaceuticals	668
63,115	*	Cue Biopharma, Inc	1,547
63,305	*	Cymabay Therapeutics, Inc	221
128,900	*	Cytokinetics, Inc	3,038
189,180	*	CytomX Therapeutics, Inc	1,576
43,230		Da An Gene Co Ltd	167
56,945		Daewon Pharmaceutical Co Ltd	817
148,934		Daewoong Co Ltd	3,398
1,041		Daewoong Pharmaceutical Co Ltd	115
1,797,731		Daiichi Sankyo Co Ltd	147,039
33,100		Daito Pharmaceutical Co Ltd	1,227
22,195	*,e	DBV Technologies S.A.	197
449,554		Dechra Pharmaceuticals plc	15,835
68,224	*	Deciphera Pharmaceuticals, Inc	4,074
106,065	*,e	Denali Therapeutics, Inc	2,565
14,074		Dermapharm Holding SE	699
7,042	*	DermTech, Inc	93
149,676	*	Dicerna Pharmaceuticals, Inc	3,802
55,405		Divi S Laboratories Ltd	1,673
9,703		Dong-A Pharmaceutical Co Ltd	772
1,069		Dong-A ST Co Ltd	77
39,700		Dong-E-E-Jiao Co Ltd	201
23,107		DongKook Pharmaceutical Co Ltd	2,332
4,319	*	Dongsung Pharmaceutical Co Ltd	45
192,678		Dr Reddy’s Laboratories Ltd	10,092
92,936		Dr Reddys Laboratories Ltd (ADR)	4,927
262,537	*	Durect Corp	609
39,494	*	Dyadic International, Inc	342
91,915	*,e	Dynavax Technologies Corp	815
9,613	*	Eagle Pharmaceuticals, Inc	461
82,609	*	Ecofibre Ltd	127
133,155	*,e	Editas Medicine, Inc	3,939
10,068	*	Eidos Therapeutics, Inc	480
20,547	*	Eiger BioPharmaceuticals, Inc	197
588,390		Eisai Co Ltd	46,747
537,870	*	Elanco Animal Health, Inc	11,537
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,944,165		Eli Lilly & Co	$319,193
24,139	*,e	Eloxx Pharmaceuticals, Inc	73
101,109	*	Emergent Biosolutions, Inc	7,996
55,866	*	Enanta Pharmaceuticals, Inc	2,805
269,022	*	Endo International plc	923
4,377	*,e	Enochian Biosciences Inc	18
1,449	*	Enzychem Lifesciences Corp	112
4,432	*	Eone Diagnomics Genome Center Co Ltd	44
185,224	*	Epizyme, Inc	2,975
19,500		EPS Co Ltd	187
32,169	g	Eris Lifesciences Ltd	195
75,362	*,e	Esperion Thereapeutics, Inc	3,867
59,000		Essex Bio-technology Ltd	42
13,552	*	Eton Pharmaceuticals, Inc	74
14,836	e	Eurofins Scientific	9,358
762	*	Eutilex Co Ltd	44
10,977	*	Evelo Biosciences, Inc	54
83,701	*	Evofem Biosciences Inc	237
15,519	*,e	Evolus, Inc	82
101,358	*	Evotec AG.	2,767
386,840	*	Exact Sciences Corp	33,632
595,918	*	Exelixis, Inc	14,147
51,635	*	Exicure, Inc	126
812,192		Faes Farma S.A. (Sigma)	3,311
154,806	*	Fate Therapeutics, Inc	5,311
52,117		FDC Ltd	193
19,020	*	Fennec Pharmaceuticals, Inc	159
188,841	*	FibroGen, Inc	7,654
26,091	*	Five Prime Therapeutics, Inc	159
103,919	*,e	Flexion Therapeutics, Inc	1,367
215,265	*	Fluidigm Corp	863
107,876	*	Fortress Biotech, Inc	289
35,612	*,e	Frequency Therapeutics, Inc	828
6,300		Fuji Pharma Co Ltd	68
18,174	*	Fulcrum Therapeutics, Inc	332
44,223	*	G1 Therapeutics, Inc	1,073
74,918	*	Galapagos NV	14,734
36,031	*	Galectin Therapeutics, Inc	110
7,634	*	Galera Therapeutics, Inc	55
3,458	*	Genexine Co Ltd	274
20,755	*,e	Genfit	118
134,536	*	Genmab AS	45,365
174,900	*,e	Genomma Lab Internacional S.A. de C.V.	179
25,265	*	Genprex, Inc	79
1,908,000	*,e	Genscript Biotech Corp	3,946
149,945		Genus plc	6,564
333,894	*	Geron Corp	728
46,712		Gerresheimer AG.	4,317
1,713,936		Gilead Sciences, Inc	131,870
3,658,289		GlaxoSmithKline plc	73,896
227,900		GlaxoSmithKline plc (ADR)	9,296
347,473		Glenmark Pharmaceuticals Ltd	2,074
23,683	*	Global Blood Therapeutics, Inc	1,495
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,013	*	GlycoMimetics, Inc	$203
23,201	*	GNI Group Ltd	356
58,042	*,e	Gossamer Bio, Inc	755
201,353		Granules India Ltd	540
1,376		Green Cross Cell Corp	47
1,320		Green Cross Corp	163
4,741		Green Cross Holdings Corp	95
1,111		Green Cross LabCell Corp	47
69,969	e	Grifols S.A.	2,128
37,697	*,e	Gritstone Oncology, Inc	250
4,829	*	G-treeBNT Co Ltd	99
60,700		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	278
8	*	GW Pharmaceuticals plc	0	^
69,313	*,e	GW Pharmaceuticals plc (ADR)	8,506
8,935		H Lundbeck AS	338
333,328	*	Halozyme Therapeutics, Inc	8,937
6,932	*	Han All Pharmarceutical Co	164
1,687		Handok Pharmaceuticals Co Ltd	43
236,532		Hangzhou Tigermed Consulting Co Ltd	3,405
20,001		Hanmi Pharm Co Ltd	4,081
17,252	*,e	Hansa Medical AB	322
288,000	*,g	Hansoh Pharmaceutical Group Co Ltd	1,362
47,223	*	Harpoon Therapeutics, Inc	784
19,890	*	Harrow Health, Inc	104
32,938	*	Harvard Bioscience, Inc	102
11,300	*	HEALIOS KK	182
246,205	*	Heron Therapeutics, Inc	3,622
131,527		Hikma Pharmaceuticals plc	3,609
37,159		Hisamitsu Pharmaceutical Co, Inc	2,009
29,932	*	Homology Medicines, Inc	455
28,590	*,e	Hookipa Pharma, Inc	332
1,070,801	*	Horizon Therapeutics Plc	59,515
2,548,684	*,†,e	Hua Han Bio-Pharmaceutical Holdings Ltd	20
89,117		Hualan Biological Engineering, Inc	633
19,700		Hubei Jumpcan Pharmaceutical Co Ltd	71
606	*	Hugel, Inc	239
8,511		Huons Co Ltd	390
113,800	*	Hutchison China MediTech Ltd (ADR)	3,139
213,517		Hypermarcas S.A.	1,307
43,440	*	iBio, Inc	96
18,434	*	Ideaya Biosciences, Inc	262
94,521	*	Idorsia Ltd	3,038
14,104	*	IGM Biosciences, Inc	1,030
97,194		Il Dong Pharmaceutical Co Ltd	1,220
314,649	*	Illumina, Inc	116,530
2,883		Ilyang Pharmaceutical Co Ltd	155
7,232	*	IMARA, Inc	200
3,076	*	Immunic, Inc	37
402,357	*	Immunogen, Inc	1,851
206,335	*	Immunomedics, Inc	7,313
38,472	*	Immunovant, Inc	937
308,407	*	Incyte Corp	32,065
914,285	*	Indivior plc	940
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,790	*,e	Innate Pharma S.A.	$882
984,500	*,g	Innovent Biologics, Inc	7,327
308,367	*	Innoviva, Inc	4,311
354,419	*,e	Inovio Pharmaceuticals, Inc	9,552
158,279	*	Insmed, Inc	4,359
140,564	*,e	Intellia Therapeutics, Inc	2,955
25,940	*,e	Intercept Pharmaceuticals, Inc	1,243
83,991	*	Intersect ENT, Inc	1,137
118,468	*	Intra-Cellular Therapies, Inc	3,041
4,945	*	iNtRON Biotechnology, Inc	62
253,605	*,e	Invitae Corp	7,682
175,568	*	Ionis Pharmaceuticals, Inc	10,351
41,782	*	Iovance Biotherapeutics, Inc	1,147
15,681		Ipsen	1,330
486,932	*	IQVIA Holdings, Inc	69,086
387,176	*	Ironwood Pharmaceuticals, Inc	3,996
77,034	*	IVERIC bio, Inc	393
6,500	*,e	Japan Tissue Engineering Co Lt	42
693,411	*	Jazz Pharmaceuticals plc	76,511
4,165	*	JB Chemicals & Pharmaceuticals Ltd	39
15,686		JCR Pharmaceuticals Co Ltd	1,654
1,052		Jeil Pharmaceutical Co Ltd	41
485,522		Jiangsu Hengrui Medicine Co Ltd	6,345
34,400	*	Jilin Aodong Pharmaceutical Group Co Ltd	77
47,100		Jinyu Bio-Technology Co Ltd	186
5,475,018		Johnson & Johnson	769,952
89,000	*	Joincare Pharmaceutical Group Industry Co Ltd	205
28,492	*	Jounce Therapeutics, Inc	197
165,362		Jubilant Organosys Ltd	1,444
169,573		JW Holdings Corp	756
174,753	*	Kadmon Holdings, Inc	895
106,504		Kaken Pharmaceutical Co Ltd	5,454
47,748	*,e	Kala Pharmaceuticals, Inc	502
10,868	*	Kaleido Biosciences Inc	81
62,036	*	KalVista Pharmaceuticals Inc	751
39,140	*	Karo Pharma AB	231
25,101	*,e	Karuna Therapeutics, Inc	2,798
161,487	*	Karyopharm Therapeutics, Inc	3,059
6,040	*	Keros Therapeutics, Inc	227
44,783	*	Kezar Life Sciences, Inc	232
34,172	*	Kindred Biosciences, Inc	153
58,773	*	Kiniksa Pharmaceuticals Ltd	1,498
14,900		Kissei Pharmaceutical Co Ltd	376
124,216	*	Knight Therapeutics, Inc	642
44,650	*,e	Kodiak Sciences, Inc	2,416
8,349	*	Komipharm International Co Ltd	119
61,817		Korea United Pharm Inc	1,238
10,413	*	Krystal Biotech Inc	431
242,461	*	Kura Oncology, Inc	3,952
141,342		Kwang Dong Pharmaceutical Co Ltd	832
87,335		Kyorin Co Ltd	1,789
197,870	e	Kyowa Hakko Kogyo Co Ltd	5,209
1,060		L&C Bio Co Ltd	90
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
70,161	*,e	La Jolla Pharmaceutical Co	$299
37,640	*	Laboratorios Almirall S.A.	497
46,985	*,e	Lannett Co, Inc	341
7,590	g	Laurus Labs Ltd	52
48,000		Lee’s Pharmaceutical Holdings Ltd	26
3,364	*	LegoChem Biosciences, Inc	161
73,607	*,e	Lexicon Pharmaceuticals, Inc	147
22,083	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,470
17,972	*	Liquidia Technologies, Inc	151
23,400		Livzon Pharmaceutical Group, Inc	159
10,428	*	LogicBio Therapeutics, Inc	88
408,385		Lonza Group AG.	216,320
19,000	*	Lotus Pharmaceutical Co Ltd	54
38,187		Luminex Corp	1,242
184,639		Lupin Ltd	2,231
1,077,000	e,g	Luye Pharma Group Ltd	662
192,429	*	MacroGenics, Inc	5,373
7,709	*,e	Madrigal Pharmaceuticals, Inc	873
18,195	*	Magenta Therapeutics, Inc	137
174,032	*,e	MannKind Corp	305
76,522	*	Marinus Pharmaceuticals, Inc	194
78,412	*,e	Marker Therapeutics Inc	162
5,531,704	*,e	Mayne Pharma Group Ltd	1,482
36,042	*,e	MediciNova, Inc	195
75,175	*	Medpace Holdings, Inc	6,993
9,474	*	MedPacto, Inc	425
997		Medy-Tox, Inc	122
471,000		Mega Lifesciences PCL	568
267,081	*	MEI Pharma, Inc	1,103
27,804	*	MeiraGTx Holdings plc	348
218,415	*,e	Menlo Therapeutics, Inc	378
4,698,912		Merck & Co, Inc	363,367
84,201		Merck KGaA	9,805
919	*	Merck Ltd	50
124,282	*	Mersana Therapeutics, Inc	2,908
462,028	*,e	Mesoblast Ltd	1,063
36,910	*	Mettler-Toledo International, Inc	29,733
1,452	*	Mezzion Pharma Co Ltd	278
105,201	*	Minerva Neurosciences, Inc	380
56,387	*	Mirati Therapeutics, Inc	6,438
10,396	*,e	Mirum Pharmaceuticals, Inc	202
9,001	*,e	Mithra Pharmaceuticals S.A.	184
13,575		Mochida Pharmaceutical Co Ltd	506
370,843	*	Moderna, Inc	23,812
6,616	*	Molecular Partners AG.	104
78,465	*	Molecular Templates, Inc	1,082
253,711	*	Momenta Pharmaceuticals, Inc	8,441
10,597	*,e	Morphic Holding, Inc	287
47,592	*	Morphosys AG.	6,034
25,640	*,e	Mustang Bio, Inc	82
127,142	*	Mylan NV	2,044
77,809	*	MyoKardia, Inc	7,518
101,638	*	Myriad Genetics, Inc	1,153
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
68,700		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	$628
107,749	*	NanoString Technologies, Inc	3,162
24,958	*	NantKwest, Inc	306
104,800		Natco Pharma Ltd	881
273,098	*	Natera, Inc	13,617
210,821	*	Nektar Therapeutics	4,883
206,330	*	NeoGenomics, Inc	6,392
77,514	*	Neoleukin Therapeutics, Inc	1,287
51,287	*	Neubase Therapeutics, Inc	450
3,696	*	NeuroBo Pharmaceuticals, Inc	30
221,890	*	Neurocrine Biosciences, Inc	27,071
24,316	*	NextCure Inc	521
40,363	*,e	NGM Biopharmaceuticals Inc	797
45,902		Nichi-iko Pharmaceutical Co Ltd	557
28,500		Nippon Shinyaku Co Ltd	2,326
2,212,027		Novartis AG.	192,714
162,672	*,e	Novavax, Inc	13,559
2,027,778		Novo Nordisk AS	132,105
34,186	*	Nymox Pharmaceutical Corp	121
27,963	*	OBI Pharma, Inc	110
86,591	*,e	Ocular Therapeutix, Inc	721
11,547	*	Odonate Therapeutics, Inc	489
93,910	*,e	Omeros Corp	1,382
142,728	*	Oncocyte Corp	273
18,362	*,e,g	Oncopeptides AB	258
59,000	*	Oneness Biotech Co Ltd	502
165,720		Ono Pharmaceutical Co Ltd	4,837
637,958	*,e	Opko Health, Inc	2,175
129,550	*,e	Optinose, Inc	964
187,317	*,e	Organigram Holdings, Inc	293
10,820	*	Organogenesis Holdings Inc	42
15,785	*	Orgenesis, Inc	96
7,548	*	ORIC Pharmaceuticals, Inc	255
70,618		Orion Oyj (Class B)	3,425
4,582	*	Oscotec, Inc	95
22,900	*	Osmotica Pharmaceuticals plc	154
203,180		Otsuka Holdings KK	8,855
70,485	*	Ovid therapeutics, Inc	519
27,448	*	Oxford Biomedica plc	238
11,332	*,e	Oyster Point Pharma, Inc	327
129,602	*	Pacific Biosciences of California, Inc	447
117,270	*	Pacira BioSciences Inc	6,153
1,353,590	*	Paion AG.	4,033
28,343	*	Paratek Pharmaceuticals, Inc	148
44,088	*	Passage Bio, Inc	1,205
106,341	*	PDL BioPharma, Inc	309
29,100	*	PeptiDream, Inc	1,341
25,858		PerkinElmer, Inc	2,536
1,202,506	e	Perrigo Co plc	66,463
18,609	*,e	Personalis, Inc	241
56,845	*	Pfenex, Inc	475
12,576,754		Pfizer, Inc	411,260
329,591	e	Pharma Mar S.A.	2,847
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
877		PHARMA RESEARCH PRODUCTS Co Ltd	$40
20,472		PharmaEngine Inc	56
34,000	*	PharmaEssentia Corp	136
15,951		Pharmally International Holding Co Ltd	89
12,344	*	Pharmicell Co Ltd	190
1,031,005	*,e	Pharming Group NV	1,354
11,247	*,e	PhaseBio Pharmaceuticals Inc	52
16,359	*	Phathom Pharmaceuticals, Inc	538
91,344		Phibro Animal Health Corp	2,400
37,152	*	Pieris Pharmaceuticals, Inc	115
1,559,589		Piramal Healthcare Ltd	28,070
70,501	*	Portola Pharmaceuticals, Inc	1,268
162,905	*	PRA Health Sciences, Inc	15,849
79,883	*	Precision BioSciences Inc	665
44,868	*	Prestige Consumer Healthcare, Inc.	1,685
29,490	*	Prevail Therapeutics, Inc	439
98,314	*	Principia Biopharma, Inc	5,878
83,715	*,†	Progenics Pharmaceuticals, Inc	0
19,838	*	Protagonist Therapeutics, Inc	350
90,100	*	Prothena Corp plc	942
36,847	*	Provention Bio, Inc	520
32,009,631		PT Kalbe Farma Tbk	3,284
95,042	*	PTC Therapeutics, Inc	4,822
105,927	*,e	Puma Biotechnology, Inc	1,105
59,959	*	QIAGEN NV	2,567
40,729	*	QIAGEN NV (Turquoise)	1,754
64,791	*	Quanterix Corp	1,775
130,744	*	Radius Health, Inc	1,782
14,512	*	RAPT Therapeutics, Inc	421
19,008	*	Reata Pharmaceuticals, Inc	2,966
41,606	*,e	Recipharm AB	513
103,327	e	Recipharm AB (B Shares)	1,282
106,452		Recordati S.p.A.	5,327
43,842	*	Recro Pharma, Inc	199
557,592	*	Regeneron Pharmaceuticals, Inc	347,742
35,525	*	REGENXBIO, Inc	1,308
14,311	*	Relmada Therapeutics, Inc	640
15,454	*	Repligen Corp	1,910
57,710	*	Replimune Group, Inc	1,434
38,129	*	Retrophin, Inc	778
50,504	*	Revance Therapeutics, Inc	1,233
82,523	*	REVOLUTION Medicines, Inc	2,605
36,328	*	Rhythm Pharmaceuticals, Inc	810
150,271		Richter Gedeon Rt	3,118
321,375	*	Rigel Pharmaceuticals, Inc	588
1,119,131		Roche Holding AG.	387,722
30,534	*	Rocket Pharmaceuticals, Inc	639
338,677	*	Royalty Pharma plc	16,443
32,455	*,e	Rubius Therapeutics, Inc	194
100,374	*	Sage Therapeutics, Inc	4,174
2,800		Sam Chun Dang Pharm Co Ltd	86
1,912		Samjin Pharmaceutical Co Ltd	43
37,136	*,g	Samsung Biologics Co Ltd	24,092
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,024	*,e	SanBio Co Ltd	$234
172,668	*	Sangamo Therapeutics Inc	1,547
5,219		Sanofi India Ltd	544
2,360,256		Sanofi-Aventis	240,710
271,730		Santen Pharmaceutical Co Ltd	5,002
182,987	*	Sarepta Therapeutics, Inc	29,340
37,893		Sartorius Stedim Biotech	9,607
12,542	*	Satsuma Pharmaceuticals, Inc	361
13,982		Saudi Pharmaceutical Industries & Medical Appliances Corp	108
74,302		Sawai Pharmaceutical Co Ltd	3,819
42,793	*	Scholar Rock Holding Corp	779
24,981	*	Schrodinger, Inc	2,288
53,960		Scinopharm Taiwan Ltd	69
4,714	*	scPharmaceuticals, Inc	35
15,595		Searle Co Ltd	19
461,170	*	Seattle Genetics, Inc	78,362
19,076		Seegene, Inc	1,777
22,800		Seikagaku Corp	240
86,485	*	Selecta Biosciences, Inc	246
119,162	*,e	Seres Therapeutics, Inc	567
39,400		Shandong Buchang Pharmaceuticals Co Ltd	161
75,800		Shanghai Fosun Pharmaceutical Group Co Ltd	362
315,251		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,057
55,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	38
87,300		Shanghai Haixin Group Co	25
101,100	*,g	Shanghai Haohai Biological Technology Co Ltd	467
249,700	*	Shanghai RAAS Blood Products Co Ltd	299
64,400		Shenzhen Hepalink Pharmaceutical Group Co Ltd	228
29,400		Shenzhen Kangtai Biological Products Co Ltd	674
35,100		Shenzhen Salubris Pharmaceuticals Co Ltd	148
60,100		Shijiazhuang Yiling Pharmaceutical Co Ltd	266
5,596		Shilpa Medicare Ltd	35
6,467	*	Shin Poong Pharmaceutical Co Ltd	162
204,532		Shionogi & Co Ltd	12,831
59,500		Sichuan Kelun Pharmaceutical Co Ltd	177
3,648	*,e	Siegfried Holding AG.	1,660
49,542	*	SIGA Technologies, Inc	293
868,000		Sihuan Pharmaceutical Holdings	83
16,776	*	Silence Therapeutics plc	96
13,434	*,†	SillaJen, Inc	68
3,972,807		Sino Biopharmaceutical	7,488
29,525	*	Soleno Therapeutics, Inc	66
25,872	*,e	Solid Biosciences, Inc	76
184,465	*,e	Sorrento Therapeutics, Inc	1,158
37,408	*,e	Sosei Group	605
198,321	*	Spectrum Pharmaceuticals, Inc	670
25,001	*	Spero Therapeutics, Inc	338
28,410	*,e	SpringWorks Therapeutics, Inc	1,193
872,000		SSY Group Ltd	597
1,927	*	ST Pharm Co Ltd	65
5,375	*	STCUBE	47
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,064	*	Stoke Therapeutics, Inc	$264
244,169		Strides Arcolab Ltd	1,320
159,411	*	Strongbridge Biopharma plc	603
49,812		Sumitomo Dainippon Pharma Co Ltd	690
15,756	*	Sun Pharma Advanced Research Company Ltd	34
981,989		Sun Pharmaceutical Industries Ltd	6,164
166,969	*	Supernus Pharmaceuticals, Inc	3,966
23,486	*	Sutro Biopharma, Inc	182
49,076	*	Syndax Pharmaceuticals, Inc	727
25,611	*	Syneos Health, Inc	1,492
94,726	g	Syngene International Ltd	505
77,962	*	Syros Pharmaceuticals, Inc	831
57,799	*	Taigen Biopharmaceuticals Holdings Ltd	49
31,600	*	Taiko Pharmaceutical Co Ltd	763
40,000	*	TaiMed Biologics, Inc	123
9,922		Taisho Pharmaceutical Holdings Co Ltd	609
74,546		Takara Bio, Inc	2,124
1,049,499		Takeda Pharmaceutical Co Ltd	37,706
21,124	*	Tanvex BioPharma, Inc	34
23,605	*,e	TCR2 Therapeutics Inc	363
14,865		Tecan Group AG.	5,268
976,030	*	Teva Pharmaceutical Industries Ltd (ADR)	12,034
133,750	*	TG Therapeutics, Inc	2,605
6,237	*	Theragen Etex Co Ltd	54
223,304	*,e	TherapeuticsMD, Inc	279
65,851	*,e	Theravance Biopharma, Inc	1,382
770,551		Thermo Fisher Scientific, Inc	279,201
31,300		Tianjin Chase Sun Pharmaceutical Co Ltd	24
128,000		Tong Ren Tang Technologies Co Ltd	97
95,300		Tonghua Dongbao Pharmaceutical Co Ltd	236
6,565		Torii Pharmaceutical Co Ltd	189
41,591		Torrent Pharmaceuticals Ltd	1,308
110,100		Towa Pharmaceutical Co Ltd	2,039
72,323	*,e	Translate Bio, Inc	1,296
25,120	*	Tricida, Inc	690
65,400		Tsumura & Co	1,713
79,917		TTY Biopharm Co Ltd	207
43,270	*	Turning Point Therapeutics Inc	2,795
71,704	*	Twist Bioscience Corp	3,248
55,998	*,e	Tyme Technologies, Inc	74
169,212		UCB S.A.	19,636
104,867	*	Ultragenyx Pharmaceutical, Inc	8,203
4,680,680	*,e	United Laboratories Ltd	4,054
194,282	*	United Therapeutics Corp	23,508
76,006	*,e	UNITY Biotechnology, Inc	660
73,148	*,e	UroGen Pharma Ltd	1,911
109,795	*	Vanda Pharmaceuticals, Inc	1,256
39,279	*	Vaxart, Inc	348
296,841	*	VBI Vaccines, Inc	920
1,633,583		Vectura Group plc	1,957
198,877	*	Veracyte, Inc	5,151
204,969	*	Verastem, Inc	353
138,306	*	Vericel Corp	1,911
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,703	*	Verrica Pharmaceuticals, Inc	$239
10,588	*	Versartis, Inc	123
736,714	*	Vertex Pharmaceuticals, Inc	213,875
49,777	*	Viela Bio, Inc	2,156
136,483		Vifor Pharma AG.	20,648
57,505	*,e	Viking Therapeutics, Inc	415
85,325	*	Vir Biotechnology, Inc	3,496
9,272	*	Virbac S.A.	2,032
13,644	*	ViroMed Co Ltd	699
64,656		Vitrolife AB	1,445
67,501	*	Voyager Therapeutics, Inc	852
8,926	*	vTv Therapeutics, Inc	20
45,200		Walvax Biotechnology Co Ltd	335
14,674	*	Waters Corp	2,647
18,554	*,e	WaVe Life Sciences Ltd	193
2,510,000	e	Winteam Pharmaceutical Group Ltd	1,214
6,426	*	Wockhardt Ltd	24
106,380		WuXi AppTec Co Ltd	1,453
462,466	g	WuXi AppTec Co Ltd (Hong Kong)	6,040
3,722,651	*,g	Wuxi Biologics Cayman, Inc	68,332
34,763	*	X4 Pharmaceuticals, Inc	324
14,091	*,e	XBiotech, Inc	193
139,847	*	Xencor, Inc	4,530
35,018	*,e	Xeris Pharmaceuticals, Inc	93
12,007	*	XOMA Corp	237
1,854,000	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	3,805
54,900		Yifan Pharmaceutical Co Ltd	179
55,890	*	Y-mAbs Therapeutics, Inc	2,414
25,713		Yuhan Corp	1,089
19,255	*	Yungjin Pharmaceutical Co Ltd	89
505,000		YungShin Global Holding Corp	841
44,300		Yunnan Baiyao Group Co Ltd	589
37,800	*	Zai Lab Ltd (ADR)	3,105
26,676	*	Zealand Pharma AS	922
8,959	*	Zentalis Pharmaceuticals, Inc	430
12,000		Zeria Pharmaceutical Co Ltd	223
18,900		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	456
123,300	*	Zhejiang Conba Pharmaceutical Co Ltd	96
45,870		Zhejiang Huahai Pharmaceutical Co Ltd	221
93,800		Zhejiang NHU Co Ltd	387
23,500		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	207
282,465	*,e	ZIOPHARM Oncology, Inc	926
1,523,778		Zoetis, Inc	208,819
162,265	*	Zogenix, Inc	4,383
22,300	*,e	Zymeworks, Inc	804
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,863,723

REAL ESTATE - 3.2%
188,018		Abacus Property Group	351
142,509		Acadia Realty Trust	1,850
1,116		Activia Properties Inc	3,867
29,842	g	ADO Properties S.A.	814
1,315		Advance Residence Investment Corp	3,913
227,931	*,g	Aedas Homes SAU	4,133
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,972		Aedifica S.A.	$3,720
138,854		Aeon Mall Co Ltd	1,845
3,853		AEON REIT Investment Corp	4,097
13,183	*	Africa Israel Properties Ltd	308
1,001,791		Agile Property Holdings Ltd	1,187
171,184		Agree Realty Corp	11,249
285,500		AIMS AMP Capital Industrial REIT	252
37,532	*	Airport City Ltd	404
5,452,253		Aldar Properties PJSC	2,669
461,030		Alexander & Baldwin, Inc	5,620
1,910		Alexander’s, Inc	460
242,938		Alexandria Real Estate Equities, Inc	39,417
29,310	*	Aliansce Sonae Shopping Centers sa	154
93,765		Allied Properties Real Estate Investment Trust	2,829
16,325		Allreal Holding AG.	3,236
117,771		Alony Hetz Properties & Investments Ltd	1,177
28,956		Alpine Income Property Trust, Inc	471
113,454	*	Alstria Office REIT-AG.	1,689
2,307	*	Altisource Portfolio Solutions S.A.	34
46,021		Altus Group Ltd	1,383
766,700		Amata Corp PCL (Foreign)	386
141,126		American Assets Trust, Inc	3,929
253,284		American Campus Communities, Inc	8,855
250,545		American Finance Trust, Inc	1,988
940,795		American Homes 4 Rent	25,307
2,409	*	American Realty Investors, Inc	22
990,816		American Tower Corp	256,166
639,004		Americold Realty Trust	23,196
146,739		Amot Investments Ltd	669
54,000		Aoyuan Healthy Life Group Co Ltd	56
91,004	e	Apartment Investment & Management Co	3,425
45,742		Apple Hospitality REIT, Inc	442
434,527		Argosy Property Ltd	330
361,158		Armada Hoffler Properties, Inc	3,594
563,025		Aroundtown S.A.	3,227
20,793		Arriyadh Development Co	82
77,186		Artis Real Estate Investment Trust	429
498,100		Ascendas India Trust	483
3,082,601		Ascendas REIT	7,073
1,040,204		Ascott Trust	755
9,521,360		Asian Property Development PCL (Foreign)	1,829
5,443,116		Assura Group Ltd	5,282
23,301		Atrium Ljungberg AB	329
128,160		Attacq Ltd	37
402,678		AvalonBay Communities, Inc	62,270
700,592		Aventus Retail Property Fund Ltd	1,018
262,200		Axis Real Estate Investment Trust	126
9,638,152		Ayala Land, Inc	6,574
4,761,352	*,†	AZ BGP Holdings	13
5,564		Azrieli Group	254
2,306,300		Bangkok Land PCL	76
1,573,413		Barwa Real Estate Co	1,321
3,657		Bayside Land Corp	1,908
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,916	e	Befimmo SCA Sicafi	$1,117
183,200		Beijing Capital Development Co Ltd	152
4,502,000		Beijing Capital Land Ltd	855
1,158,000		Beijing North Star Co	256
9,273		Big Shopping Centers Ltd	646
483,233		Big Yellow Group plc	6,015
1,326		BLife Investment Corp	3,120
2,583		Blue Square Real Estate Ltd	90
38,012		Bluerock Residential Growth REIT, Inc	307
929,649	*,e	BMO Commercial Property Trust Ltd	726
25,929		Boardwalk REIT	567
327,401		Boston Properties, Inc	29,591
557,362		BR Malls Participacoes S.A.	1,033
50,908		BR Properties S.A.	84
1,879	*	Brack Capital Properties NV	123
35,059		Brandywine Realty Trust	382
264,954		British Land Co plc	1,267
354,747		Brixmor Property Group, Inc	4,548
104,610	e	Brookfield Property REIT, Inc	1,042
14,699		Brt Realty Trust	159
2,007,640		Bunnings Warehouse Property Trust	5,340
943,000		C&D International Investment Group Ltd	1,475
78,111	*	CA Immobilien Anlagen AG.	2,612
516,452		Cache Logistics Trust	211
1,116,777		Cambridge Industrial Trust	320
363,797		Camden Property Trust	33,186
107,716		Canadian Apartment Properties REIT	3,855
2,501,505		CapitaCommercial Trust	3,061
740,386		Capital & Counties Properties	1,343
4,470,750	*	CapitaLand Ltd	9,445
2,382,824		CapitaMall Trust	3,381
442,387		CapitaRetail China Trust	404
286,133		CareTrust REIT, Inc	4,910
27,166	*	Carmila S.A.	374
403,409		Castellum AB	7,559
77,386		CatchMark Timber Trust, Inc	685
33,468	e	Catena AB	1,323
120,900		Cathay Real Estate Development Co Ltd	82
599,539	*	CBRE Group, Inc	27,111
408,720		CDL Hospitality Trusts	303
29,639		Cedar Woods Properties Ltd	108
354,536		Cencosud Shopping S.A.	630
1,602,000		Central China Real Estate Ltd	751
2,381,358		Central Pattana PCL (Foreign)	3,785
189,149		Centuria Industrial REIT	416
199,122		Centuria Office REIT	280
1,155,806		Champion Real Estate Investment Trust	604
161,407		Charter Hall Education Trust	264
993,572		Charter Hall Group	6,731
720,280		Charter Hall Long Wale REIT	2,149
86,257		Chatham Lodging Trust	528
6,016,000		China Aoyuan Group Ltd	7,353
61,200	*	China Enterprise Co Ltd	35
1,480,663	*,e	China Evergrande Group	3,853
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
103,900		China Fortune Land Development Co Ltd	$337
189,000	*,g	China Logistics Property Holdings Co Ltd	81
147,000	*	China Merchants Commercial Real Estate Investment Trust	53
262,000		China Merchants Land Ltd	41
42,700	*	China Merchants Property Operation & Service Co Ltd	186
267,767		China Merchants Shekou Industrial Zone Holdings Co Ltd	625
5,540,000		China Overseas Grand Oceans Group Ltd	3,157
3,916,469		China Overseas Land & Investment Ltd	11,959
1,150,000		China Overseas Property Holdings Ltd	1,226
2,560,622		China Resources Land Ltd	9,787
12,670,400		China SCE Group Holdings Ltd	5,535
948,000		China South City Holdings Ltd	97
1,554,857		China Vanke Co Ltd	4,963
461,588		China Vanke Co Ltd (Class A)	1,714
110,000	g	China Vast Industrial Urban Development Co Ltd	48
250,000		Chinese Estates Holdings Ltd	167
185,424	e	Chip Eng Seng Corp Ltd	77
274,088		Chong Hong Construction Co	809
14,424	*	Cibus Nordic Real Estate AB	216
2,457,845	e	CIFI Holdings Group Co Ltd	1,936
11,804		CIM Commercial Trust Corp	127
453,653		City Developments Ltd	2,772
248,431		City Office REIT, Inc	2,499
31,062	e	Citycon Oyj	217
321,990		Civitas Social Housing plc	438
3,145,676		CK Asset Holdings Ltd	18,864
10,119		Clipper Realty, Inc	82
29,581		Cofinimmo	4,079
35,284	e	Colliers International Group, Inc	2,025
1,534,579		Colony Capital, Inc	3,683
68,000	e	Colour Life Services Group	33
287,685		Columbia Property Trust, Inc	3,780
327		Comforia Residential REIT, Inc	975
102,068		Cominar Real Estate Investment Trust	615
45,011		Community Healthcare Trust, Inc	1,841
1,201,104		Concentradora Fibra Danhos S.A. de C.V.	1,141
227,310		CoreCivic, Inc	2,128
11,687	e	CorEnergy Infrastructure Trust, Inc	107
70,755		CorePoint Lodging, Inc	298
62,181		Coresite Realty	7,528
18,216		Corestate Capital Holding S.A.	370
761,607		Corp Inmobiliaria Vesta SAB de C.V.	1,130
24,935		Corporate Office Properties Trust	632
294,000	*,e	Cosmopolitan International Holdings Ltd	50
6,027,891		Country Garden Holdings Co Ltd	7,476
220,099		Cousins Properties, Inc	6,566
2,669	e	CRE Logistics REIT, Inc	3,746
450		Crescendo Investment Corp	427
52,169		Crombie Real Estate Investment Trust	492
738,500		Cromwell European Real Estate Investment Trust	351
2,722,314	e	Cromwell Group	1,702
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
852,849		Crown Castle International Corp	$142,724
8,378,943		CSI Properties Ltd	264
58,075		CT Real Estate Investment Trust	581
4,527		CTO Realty Growth, Inc	179
179,110		CubeSmart	4,834
97,868	*	Cushman & Wakefield plc	1,219
198,012		Custodian Reit plc	223
280,492		CyrusOne, Inc	20,406
735		DA Office Investment Corp	4,059
59,000		DaFa Properties Group Ltd	31
170,500		Daibiru Corp	1,562
38,073		Daito Trust Construction Co Ltd	3,509
372,325		Daiwa House Industry Co Ltd	8,792
404,461	*	DAMAC Properties Dubai Co PJSC	76
1,303,372	*	Dar Al Arkan Real Estate Development Co	2,473
205,285		Derwent London plc	7,062
230,572	*	Deutsche Annington Immobilien SE	14,093
27,811	*	Deutsche Euroshop AG.	393
155,905		Deutsche Wohnen AG.	7,006
181,000	e	Dexin China Holdings Co Ltd	74
1,032,001		Dexus Property Group	6,624
307,045	*	Deyaar Development PJSC	23
275,665		DiamondRock Hospitality Co	1,524
194,581	*	DIC Asset AG.	2,614
399,843		Digital Realty Trust, Inc	56,822
123,378	e	Dios Fastigheter AB	826
937,137		Diversified Healthcare Trust	4,147
482,143		DLF Ltd	946
133,261		Dongwon Development Co Ltd	366
474,330	*	DoubleDragon Properties Corp	163
446,977		Douglas Emmett, Inc	13,704
82,918		Dream Industrial Real Estate Investment Trust	652
31,474		Dream Office Real Estate Investment Trust	476
68,617		Dream Unlimited Corp	453
104,331		Duke Realty Corp	3,692
437,000	†	Eagle Hospitality Trust	30
168,909		Easterly Government Properties, Inc	3,905
59,472		EastGroup Properties, Inc	7,054
193,100	*	Eco World Development Group BHD	19
138,300	*	E-House China Enterprise Holdings Ltd	162
334,823	*	Emaar Economic City	609
2,515,549	*	Emaar Malls Group PJSC	948
4,798,959	*	Emaar Properties PJSC	3,626
401,289		Emlak Konut Gayrimenkul Yatiri	120
607,258		Emperor International Holdings	102
342,839		Empire State Realty Trust, Inc	2,400
2,187,375		Empiric Student Property plc	1,577
393,408	g	Entra ASA	5,043
16,576		EPR Properties	549
201,518		Equinix, Inc	141,526
1,011,942		Equites Property Fund Ltd	974
87,129		Equity Commonwealth	2,806
1,094,190		Equity Lifestyle Properties, Inc	68,365
755,331		Equity Residential	44,429
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
250,486		Essential Properties Realty Trust, Inc	$3,717
68,537		Essex Property Trust, Inc	15,707
51,807	e	Eurocommercial Properties NV	668
73,119	*,e	eXp World Holdings Inc	1,247
226,092		Extra Space Storage, Inc	20,884
329,588		Fabege AB	3,876
6,776,000		Fantasia Holdings Group Co Ltd	1,278
608,269		Far East Consortium	199
405,005		Far East Hospitality Trust	145
53,812		Farglory Land Development Co Ltd	87
19,074	e	Farmland Partners, Inc	131
129,210	*	Fastighets AB Balder	4,944
18,220		Federal Realty Investment Trust	1,553
6,613,406		Fibra Uno Administracion S.A. de C.V.	5,251
1,874,000	*	Filinvest Land, Inc	37
72,600	*	Financial Street Holdings Co Ltd	68
120,948		First Capital Real Estate Investment Trust	1,237
92,647		First Industrial Realty Trust, Inc	3,561
371,070		First Real Estate Investment Trust	186
40,474		FirstService Corp	4,077
47,482		Fonciere Des Regions	3,444
16,081	*	Forestar Group, Inc	243
1,613,643		Fortress REIT Ltd (Class A)	1,157
792,000		Fortune Real Estate Investment Trust	716
200,824		Four Corners Property Trust, Inc	4,900
94,783		Franklin Street Properties Corp	482
4,135,125		Franshion Properties China Ltd	2,943
393,777	e	Frasers Centrepoint Trust	660
403,400		Frasers Hospitality Trust	136
7,028,219		Frasers Logistics & Industrial Trust	6,054
241,256		Front Yard Residential Corp	2,099
468	e	Frontier Real Estate Investment Corp	1,481
9,468	*	FRP Holdings, Inc	384
350		Fukuoka REIT Corp	427
85,687	*	Future Land Holdings Co Ltd	380
901,355		Gaming and Leisure Properties, Inc	31,187
577,684		Gateway Real Estate AG.	2,116
411,386		Gazit Globe Ltd	1,949
36,637		Gazit, Inc	181
1,918,431		GCP Student Living plc	2,953
1,728,060		GDI Property Group	1,336
16,312	e	Gecina S.A.	2,015
144,600		Gemdale Corp	281
9,968,000		Gemdale Properties and Investment Corp Ltd	1,858
196,231		Geo Group, Inc	2,321
123,259		Getty Realty Corp	3,658
125,320		Gladstone Commercial Corp	2,350
27,022		Gladstone Land Corp	429
200,483		Global Medical REIT, Inc	2,271
210,827		Global Net Lease, Inc	3,527
2,627		Global One Real Estate Investment Corp	2,438
692		GLP J-Reit	1,000
13,901	*	Godrej Properties Ltd	160
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
91,480		Goldcrest Co Ltd	$1,256
1,908,777		Goodman Group	19,695
1,177,026		Goodman Property Trust	1,546
2,948,487		GPT Group	8,566
180,000	*	GR Properties Ltd	34
458,222		Grainger plc	1,626
184,621		Grand City Properties S.A.	4,270
12,200	*	Grandjoy Holdings Group Co Ltd	9
71,007		Granite REIT	3,664
956,199		Great Portland Estates plc	7,491
303,100		Greenland Holdings Corp Ltd	266
167,000		Greenland Hong Kong Holdings Ltd	60
2,209		Griffin Land & Nurseries, Inc (Class A)	120
436,679		Growthpoint Properties Australia Ltd	971
2,527,470		Growthpoint Properties Ltd	1,953
4,982,013		Guangzhou R&F Properties Co Ltd	5,863
409,800		Guocoland Ltd	432
265,000	*	Guorui Properties Ltd	40
190,753		H&R Real Estate Investment Trust	1,371
36,883		Hamborner AG.	362
409,661	e	Hammerson plc	406
1,010,000		Hang Lung Group Ltd	2,364
2,481,341		Hang Lung Properties Ltd	5,899
288		Hankyu Reit, Inc	332
125,952	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,585
347,456		Healthcare Realty Trust, Inc	10,177
683,361		Healthcare Trust of America, Inc	18,123
1,036,541		Healthpeak Properties Inc	28,567
38,454		Heiwa Real Estate Co Ltd	1,102
214,992		Helical Bar plc	828
74,904		Heliopolis Housing	27
35,794	*,†	Hemisphere Properties India Ltd	79
1,649,445		Henderson Land Development Co Ltd	6,290
54,919		Hersha Hospitality Trust	316
35,972,677	a	Hibernia REIT plc	45,416
507,194		Highwealth Construction Corp	751
21,912		Highwoods Properties, Inc	818
38,880	e	HKC Holdings Ltd	23
2,390,397		Hongkong Land Holdings Ltd	9,943
114	e	Hoshino Resorts REIT, Inc	493
1,411,193		Host Hotels and Resorts, Inc	15,227
60,049	*	Howard Hughes Corp	3,120
1,264,235		Huaku Development Co Ltd	3,619
308,742		Hudson Pacific Properties	7,768
109,360		Hufvudstaden AB (Series A)	1,363
170,000		Huijing Holdings Co Ltd	45
213,855	e	Hulic Co Ltd	2,019
1,037		Hulic Reit, Inc	1,289
105,640	*	Hung Sheng Construction Co Ltd	64
615,696		Hysan Development Co Ltd	1,988
8,984		Icade	627
143,125		Ichigo Holdings Co Ltd	361
640		Ichigo Real Estate Investment Corp	445
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
360,000		IGB Real Estate Investment Trust	$150
20,100		Iguatemi Empresa de Shopping Centers S.A.	123
28,617	e	Immobiliare Grande Distribuzione SIIQ S.p.A	113
104,732	*,e	IMMOFINANZ AG.	1,790
308,273		Independence Realty Trust, Inc	3,542
440,423	*	Indiabulls Real Estate Ltd	284
1,334		Industrial & Infrastructure Fund Investment Corp	2,154
1,299,680	*	Industrial Buildings Corp	2,355
256,549		Industrial Logistics Properties Trust	5,272
2,836,283		Ingenia Communities Group	8,866
354,565	*	Inmobiliaria Colonial S.A.	3,135
42,888	e	Innovative Industrial Properties, Inc	3,775
231,251	*,g	Instone Real Estate Group AG.	5,017
75,725		InterRent Real Estate Investment Trust	799
3,129		Intershop Holding AG.	1,873
49,727	e	Intervest Offices	1,281
4,748		Invesco Office J-Reit, Inc	617
486,301		Investec Australia Property Fund	409
125,438		Investec Property Fund Ltd	68
11,930		Investors Real Estate Trust	841
21,996		Invincible Investment Corp	5,709
1,718,223		Invitation Homes, Inc	47,303
303,400		IOI Properties Group BHD	70
931,821		Irish Residential Properties REIT plc	1,480
425,370		Iron Mountain, Inc	11,102
6,300	*,e	IRSA Inversiones y Representaciones S.A. (ADR)	19
65,273		iStar Inc	804
254	*	ITOCHU Advance Logistics Investment Corp	320
497,628		IWG plc	1,636
944		Japan Excellent, Inc	1,097
3,375		Japan Hotel REIT Investment Corp	1,400
464		Japan Logistics Fund Inc	1,260
974		Japan Prime Realty Investment Corp	2,857
221		Japan Real Estate Investment Corp	1,134
12,043		Japan Rental Housing Investments, Inc	11,216
659		Japan Retail Fund Investment Corp	824
26,189		JBG SMITH Properties	774
39,448		Jernigan Capital, Inc	540
53,900	*	JHSF Participacoes S.A.	70
1,596,750	*,†	Jiangsu Future Land Co Ltd	7,615
143,300		Jiangsu Zhongnan Construction Group Co Ltd	181
1,102,000		Jiayuan International Group Ltd	456
2,906,000		Jingrui Holdings Ltd	832
127,700	*	Jinke Properties Group Co Ltd	148
9,510	*	John Mattson Fastighetsforetagen AB	148
53,852		Jones Lang LaSalle, Inc	5,572
71,000		JY Grandmark Holdings Ltd	29
1,717,329		K Wah International Holdings Ltd	744
1,958,000		Kaisa Group Holdings Ltd	745
9,250		Kaisa Prosperity Holdings Ltd	38
345,452		Katitas Co Ltd	8,037
16,300		Keihanshin Building Co Ltd	210
426		Kenedix Realty Investment Corp	2,380
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,363	e	Kenedix Residential Investment Corp	$5,811
277		Kenedix Retail REIT Corp	519
1,040,418		Kenedix, Inc	5,142
387,432		Kennedy-Wilson Holdings, Inc	5,897
1,125,617		Keppel DC REIT	2,061
2,612,400		Keppel-KBS US REIT	1,849
1,424,325		Kerry Properties Ltd	3,700
24,150	*,e	K-fast Holding AB	651
135,828		Killam Apartment Real Estate Investment Trust	1,753
222,257		Kilroy Realty Corp	13,046
91,291		Kimco Realty Corp	1,172
2,733,000		Kindom Construction Co	2,891
74,174		Kite Realty Group Trust	856
881,048		Kiwi Property Group Ltd	599
63,956		Klepierre	1,278
815,831	e	Klovern AB (B Shares)	1,298
33,508		Korea Real Estate Investment Trust Co	48
1,362,091	e	K-REIT Asia	1,083
291,522		Kungsleden AB	2,182
1,110,108		KWG Property Holding Ltd	1,886
118,887		Lai Sun Development Co Ltd	125
130,519		Lamar Advertising Co	8,713
20,764	*	Lamda Development S.A.	140
5,964,245		Land and Houses PCL Co Reg	1,478
202,795		Land Securities Group plc	1,386
452,500		Langham Hospitality Investments Ltd	71
35,563	e	Lar Espana Real Estate Socimi S.A.	186
2,524		LaSalle Logiport REIT	3,887
28,326		LEG Immobilien AG.	3,593
591,848		Lend Lease Corp Ltd	5,115
950,800		Lendlease Global Commercial REIT	468
163,643	*,e	Leopalace21 Corp	321
288,205	e	Lexington Realty Trust	3,041
37,309		Life Storage, Inc	3,542
46,036		Lifestyle Communities Ltd	301
1,916,958		Link REIT	15,739
1,000,740	e	Lippo-Mapletree Indonesia Retail Trust	98
128,318		LOG Commercial Properties e Participacoes S.A.	777
5,349,000		Logan Property Holdings Co Ltd	9,557
429,678		London & Stamford Property plc	1,122
1,488,561	g	Longfor Properties Co Ltd	7,125
19,272		LOTTE Reit Co Ltd	89
69,208		LSR Group PJSC (ADR)	137
33,913		LTC Properties, Inc	1,278
242,000		LVGEM China Real Estate Investment Co Ltd	73
1,569,663		LXI REIT plc	2,213
262,213	e	Macerich Co	2,352
153,473		Mack-Cali Realty Corp	2,347
271,461		Macquarie CountryWide Trust	632
744,690		Macquarie MEAG Prime REIT	275
1,099,176		Mah Sing Group BHD	137
766,550		Manulife US Real Estate Investment Trust	582
35,779	*,†,e	Mapeley Ltd	0	^
2,002,384		Mapletree Commercial Trust	2,802
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,259,200		Mapletree Greater China Commercial Trust	$846
3,136,126		Mapletree Industrial Trust	6,524
2,781,425	e	Mapletree Logistics Trust	3,905
20,760	*	Marcus & Millichap, Inc	599
673,792		Matrix Concepts Holdings BHD	285
6,283	*	Maui Land & Pineapple Co, Inc	70
209,500		MBK PCL	95
472,699		Medical Properties Trust, Inc	8,887
2,172,810		Medinet Nasr Housing	369
13,688		Mega Or Holdings Ltd	306
8,383,111		Megaworld Corp	516
11,434		Melisron Ltd	432
109,041		Mercialys S.A	914
311,589		Merlin Properties Socimi S.A.	2,597
24,114	*,e,g	Metrovacesa S.A.	166
2,029,012	g	Mexico Real Estate Management S.A. de C.V.	2,082
1,003,067		MGM Growth Properties LLC	27,293
903		MID Reit, Inc	658
86,713		Mid-America Apartment Communities, Inc	9,943
20,271		Minto Apartment Real Estate REIT NPV	297
15,479		Mirae Asset Maps Asia Pacific Real Estate Investment	52
3,041		Mirai Corp	1,074
4,125,606		Mirvac Group	6,232
1,358,321		Mitsubishi Estate Co Ltd	20,241
149		Mitsubishi Estate Logistics REIT Investment Corp	548
480,679		Mitsui Fudosan Co Ltd	8,539
937		Mitsui Fudosan Logistics Park, Inc	4,189
5,500	*	Mobimo Holding AG.	1,596
154,904	e	Monmouth Real Estate Investment Corp (Class A)	2,245
16,175	e	Montea C.V.A	1,627
21,755		Morguard North American Resid	234
27,558		Morguard Real Estate Investment Trust	105
1,936		Mori Hills REIT Investment Corp	2,439
172		Mori Trust Hotel Reit, Inc	157
535		Mori Trust Sogo Reit, Inc	660
216,329		Multiplan Empreendimentos Imobiliarios S.A.	815
85,963		National Health Investors, Inc	5,220
102,580		National Retail Properties, Inc	3,640
404,613		National Storage Affiliates Trust	11,596
1,505,919		National Storage REIT	1,927
428,000	e	Neo-China Land Group Holdings Ltd	50
590,123		NEPI Rockcastle plc	3,027
4,495		NESCO Ltd	25
153,206		New Senior Investment Group, Inc	555
281,417		Newmark Group, Inc	1,368
40,853		Nexity	1,329
127,112		NexPoint Residential Trust, Inc	4,493
317		Nippon Accommodations Fund, Inc	1,833
406		Nippon Building Fund, Inc	2,312
3,181		Nippon ProLogis REIT, Inc	9,666
384		NIPPON REIT Investment Corp	1,241
82,951		Nomura Real Estate Holdings, Inc	1,544
2,793		Nomura Real Estate Master Fund, Inc	3,345
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
107,091		Northview Apartment Real Estate Investment Trust	$2,744
87,010		NorthWest Healthcare Properties Real Estate Investment Trust	692
10,565		NSI NV	408
182,138	*	Nyfosa AB	1,250
165,736		Oberoi Realty Ltd	801
317,500		Oceanwide Holdings Co Ltd	170
60,884		Office Properties Income Trust	1,581
201,598		Omega Healthcare Investors, Inc	5,994
25,843		One Liberty Properties, Inc	455
202,764		Open House Co Ltd	6,953
2,330,150		Origin Property PCL	414
472		Orix JREIT, Inc	622
1,117,474		OUE Commercial Real Estate Investment Trust	308
346,830		Outfront Media, Inc	4,915
846,215		Overseas Union Enterprise Ltd	725
452,845		Oxley Holdings Ltd	77
317,868	*	Palm Hills Developments SAE	23
217,344		Paramount Group, Inc	1,676
287,076		Park Hotels & Resorts, Inc	2,839
214,424		Parkway Life Real Estate Investment Trust	515
1,037,920		Parque Arauco S.A.	1,883
52,898	*	Patrizia Immobilien AG.	1,283
172,200		Pavilion Real Estate Investment Trust	64
156,498		Pebblebrook Hotel Trust	2,138
53,611		Phoenix Mills Ltd	416
678,501		Physicians Realty Trust	11,887
283,855		Picton Property Income Ltd	240
213,461		Piedmont Office Realty Trust, Inc	3,546
1,388,700		PLA Administradora Industrial S de RL de C.V.	1,616
12,892		Plymouth Industrial REIT, Inc	165
2,213,817		Poly Hong Kong Investment Ltd	671
90,800	e	Poly Property Development Co Ltd	920
549,299		Poly Real Estate Group Co Ltd	1,152
97,377		PotlatchDeltic Corp	3,703
34,500		Powerlong Commercial Management Holdings Ltd	80
3,180,776		Precinct Properties New Zealand Ltd	3,240
230,473		Preferred Apartment Communities, Inc	1,752
709		Premier Investment Co	788
131,002		Prestige Estates Projects Ltd	364
857,348		Primary Health Properties plc	1,662
244,000		Prime US REIT	192
214,826		Prince Housing & Development Corp	74
150,800		ProLogis Property Mexico S.A. de C.V.	270
2,330,285		Prologis, Inc	217,486
950		Property & Building Corp	57
666,000		Prosperity REIT	199
141,500		Pruksa Holding PCL	53
46,839		PS Business Parks, Inc	6,201
99,460		PSP Swiss Property AG.	11,203
1,685,900	*	PT Bumi Serpong Damai	88
2,336,440		PT Ciputra Development Tbk	101
16,315,400	*,†	PT Hanson International Tbk	29
7,765,040	*	PT Lippo Karawaci Tbk	93
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,700,600		PT Pakuwon Jati Tbk	$108
51,909,000		PT Puradelta Lestari Tbk	629
2,078,800		PT Summarecon Agung Tbk	86
197,840		Public Storage, Inc	37,964
499,297	e	QTS Realty Trust, Inc	32,000
1,805,422		Quality House PCL	131
127,841		Radium Life Tech Co Ltd	45
9,309	*	Rafael Holdings, Inc	134
210,581		Rayonier, Inc	5,220
134,274	e	Raysum Co Ltd	1,184
147,940		RDI REIT plc	151
29,505		Re/Max Holdings, Inc	927
155,079	e	Realogy Holdings Corp	1,149
319,835		Realty Income Corp	19,030
238,000	g	Redco Properties Group Ltd	110
1,225,818		Redefine Properties Ltd	236
158,262	*	Redfin Corp	6,633
223,000	*	Redsun Properties Group Ltd	73
601,201		Regency Centers Corp	27,589
1,439,149	g	Regional REIT Ltd	1,263
240,678		Reit Ltd	883
88,528		Relo Holdings, Inc	1,670
217,424		Resilient REIT Ltd	543
5,336	*	Retail Estates NV	360
189,366		Retail Opportunities Investment Corp	2,146
589,398		Retail Properties of America, Inc	4,314
25,222		Retail Value, Inc	312
1,659,715		Rexford Industrial Realty, Inc	68,762
262,411		RioCan Real Estate Investment Trust	2,969
92,500		RiseSun Real Estate Development Co Ltd	106
218,976		RLJ Lodging Trust	2,067
104,154		RMR Group, Inc	3,069
968,000		Road King Infrastructure	1,316
1,956,884	*	Robinsons Land Corp	691
1,460,500		Ronshine China Holdings Ltd	1,296
135,463		RPT Realty	943
390,747		Ruentex Development Co Ltd	679
563,331		Rural Funds Group	748
65,135		Ryman Hospitality Properties	2,254
408,873		Sabana Shari’ah Compliant Industrial REIT	103
369,888		Sabra Healthcare REIT, Inc	5,337
23,494		Safehold, Inc	1,351
960,920		Safestore Holdings plc	8,661
371,651	e	Sagax AB	1,168
102,038	*,e	Samhallsbyggnadsbolaget i - D	318
909,215	e	Samhallsbyggnadsbolaget i Norden AB	2,336
70,200		SAMTY Co Ltd	894
148		Samty Residential Investment Corp	145
13,814,877		Sansiri PCL	342
312,100	e	Sasseur Real Estate Investment Trust	167
21,546	*	Saudi Real Estate Co	73
10,638	e	Saul Centers, Inc	343
207,649		Savills plc	2,118
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
193,147		SBA Communications Corp	$57,542
4,064,100		SC Asset Corp PCL	288
6,139,753		Scentre Group	9,321
276,455		Schroder Real Estate Investment Trust Ltd	103
2,329,394		Segro plc	25,763
3,552		Sekisui House Reit, Inc	2,280
190,280		Selvaag Bolig ASA	1,129
31,054	*,e	Seritage Growth Properties	354
418,228		Service Properties Trust	2,965
82,688	*	Shaftesbury plc	541
1,379,744		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,072
1,116,700		Shanghai Zhangjiang High-Tech Park Development Co Ltd	3,237
6,503,334		Shenzhen Investment Ltd	2,070
1,010,969		Shimao Property Holdings Ltd	4,322
70,970	*	Shining Building Business Co Ltd	24
2,463,482		Shopping Centres Australasia Property Group	3,714
3,870,500		Shui On Land Ltd	653
125		SIA Reit, Inc	301
254,240		Siam Future Development PCL	38
7,700		Sichuan Languang Justbon Services Group Co Ltd	50
539,900		Sime Darby Property BHD	86
334,417		Simon Property Group, Inc	22,867
629,600		Singha Estate PCL	32
3,871,763		Sino Land Co	4,899
2,775,004		Sino-Ocean Land Holdings Ltd	668
51,692		Sinyi Realty Co	48
3,281,299		Sirius Real Estate Ltd	3,117
207,898		SITE Centers Corp	1,684
42,789		Six of October Development & Investment	24
1,830		SK D&D Co Ltd	41
562,000	*	Skyfame Realty Holdings Ltd	73
112,160		SL Green Realty Corp	5,528
22,585		Slate Retail REIT	162
18,165,552		SM Prime Holdings	11,683
70,867		Smart Real Estate Investment Trust	1,092
10,769		Sobha Developers Ltd	32
4,847,635	*	Soho China Ltd	1,713
472,169		Soilbuild Business Space REIT	133
569	*	SOSiLA Logistics REIT, Inc	686
338,600		SP Setia BHD	67
24,366	*	Sparkassen Immobilien AG.	437
559,500		SPH REIT	353
92,288		Spirit Realty Capital, Inc	3,217
104,369		ST Modwen Properties plc	448
26,655	*	St. Joe Co	518
488,247		STAG Industrial, Inc	14,315
210,468		Standard Life Investment Property Income Trust Ltd	158
10,691	e	Star Asia Investment Corp	9,458
109		Starts Proceed Investment Corp	208
4,305,891		Stockland Trust Group	9,985
729,534	e	Stor-Age Property REIT Ltd	576
1,023,000	e	StorageVault Canada, Inc	2,404
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
535,527		STORE Capital Corp	$12,751
5,604	*	Stratus Properties, Inc	111
138,990		Sumitomo Realty & Development Co Ltd	3,836
90,775		Summit Hotel Properties, Inc	538
76,658		Summit Industrial Income REIT	647
63,481		Summit Real Estate Holdings Ltd	582
448,533		Sun Communities, Inc	60,857
291,600		Sun Frontier Fudousan Co Ltd	2,323
1,428,655		Sun Hung Kai Properties Ltd	18,251
1,992,522		Sunac China Holdings Ltd	8,432
880,000	*,e	Suncity Group Holdings Ltd	146
631,000		Sunlight Real Estate Investment Trust	315
216,107		Sunstone Hotel Investors, Inc	1,761
2,000,129		Suntec Real Estate Investment Trust	2,043
12,539		Sunteck Realty Ltd	31
366,300		Sunway Real Estate Investment	139
1,434,100		Supalai PCL	782
498,500		Swire Pacific Ltd (Class A)	2,649
1,653,594		Swire Properties Ltd	4,222
82,744		Swiss Prime Site AG.	7,676
262,526		TAG Tegernsee Immobilien und Beteiligungs AG.	6,270
268,700		Takara Leben Co Ltd	901
7		Takara Leben Infrastructure Fu	7
2,266	*	Takara Leben Real Estate Investment Corp	1,880
214,640		Talaat Moustafa Group	78
73,299	e	Tanger Factory Outlet Centers, Inc	523
71,157		Taubman Centers, Inc	2,687
18,455	*	Tejon Ranch Co	266
227,674		Terreno Realty Corp	11,985
22,080		TOC Co Ltd	140
1,663,227	e	Tokyo Tatemono Co Ltd	19,144
1,320,810		Tokyu Fudosan Holdings Corp	6,214
1,355		Tokyu REIT, Inc	1,855
343,446		Tosei Corp	3,633
2,141		Tosei Reit Investment Corp	2,101
2,086	*	Transcontinental Realty Investors, Inc	63
222,481	e	Tricon Capital Group, Inc	1,499
4,484,723		Tritax Big Box REIT plc	8,057
9,903,995	e,g	Tritax EuroBox plc	12,458
63,579		UDR, Inc	2,377
268,400	*	UEM Land Holdings BHD	28
404,462	e	UK Commercial Property REIT Ltd	299
54,777		UMH Properties, Inc	708
20,099	e	Unibail-Rodamco-Westfield	1,133
8,520		Unibail-Rodamco-Westfield (Paris)	480
442,866	*	Union Properties PJSC	36
472,686		Unite Group plc	5,504
5,189,478		United Development Co PSC	1,628
2,259		United Urban Investment Corp	2,433
295,730		Uniti Group, Inc	2,765
10,996		Universal Health Realty Income Trust	874
644,702		UOL Group Ltd	3,170
87,152	e	Urban & Civic plc	252
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
243,038		Urban Edge Properties	$2,885
26,106		Urstadt Biddle Properties, Inc (Class A)	310
5,941	e	Vastned Retail NV	127
608,356		Ventas, Inc	22,278
258,743		VEREIT, Inc	1,664
1,149,311		VICI Properties, Inc	23,205
4,445,853		Vicinity Centres	4,456
666,000		Vista Land & Lifescapes, Inc	49
41,898		Vornado Realty Trust	1,601
183,974		Vukile Property Fund Ltd	82
87,489		Wallenstam AB	1,015
527,510		Warehouse REIT plc	719
235,200		Warehouses De Pauw CVA	6,462
89,872		Washington REIT	1,995
324,216		Watkin Jones plc	610
1,503,448		Waypoint REIT	2,715
106,990		Weingarten Realty Investors	2,025
671,879		Welltower, Inc	34,770
62,957	e	Wereldhave NV	580
1,201,122		Weyerhaeuser Co	26,977
8,588,235		WHA Corp PCL	929
1,297,638	e	Wharf Holdings Ltd	2,655
1,738,360	e	Wharf Real Estate Investment Co Ltd	8,345
247,000		Wheelock & Co Ltd	2,074
69,479		Whitestone REIT	505
402,610		Wihlborgs Fastigheter AB	6,623
201,240		Wing Tai Holdings Ltd	259
244,010		Workspace Group plc	1,979
36,606		WP Carey, Inc	2,476
47,546		WPT Industrial Real Estate Investment Trust	613
169,078		Xenia Hotels & Resorts, Inc	1,577
363,300		Xinhu Zhongbao Co Ltd	154
84,000		Xinji Shaxi Group Co Ltd	31
137,900		Yango Group Co Ltd	124
1,273,287	*	Yanlord Land Group Ltd	1,078
4,338		YH Dimri Construction & Development Ltd	114
120,000		Yincheng International Holding Co Ltd	36
714,144	*	Yoma Strategic Holdings Ltd	163
157,700		YTL Hospitality REIT	39
367,000		Yuexiu Real Estate Investment Trust	168
18,812,000		Yuexiul Property Co Ltd	3,374
1,497,963		Yuzhou Properties Co	653
1,141,000	e	Zhenro Properties Group Ltd	716
289,000	*	Zhongtian Financial Group Co Ltd	132
330,000	*	Zhuguang Holdings Group Co Ltd	46
		TOTAL REAL ESTATE	3,445,286

RETAILING - 6.9%
209,965	*	1-800-FLOWERS.COM, Inc (Class A)	4,203
201,741		Aaron’s, Inc	9,159
54,069		ABC-Mart, Inc	3,172
105,422	e	Abercrombie & Fitch Co (Class A)	1,122
884,841		Accent Group Ltd	864
42,425		Adastria Holdings Co Ltd	675
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
104,761		Advance Auto Parts, Inc	$14,923
134,200	*	Aeon Co M BHD	32
352,500	*	Alibaba Group Holding Ltd	9,512
2,797,407	*	Alibaba Group Holding Ltd (ADR)	603,401
289,900	*	AllHome Corp	43
99,384		Alpen Co Ltd	1,546
1,076,508	*,n	Amazon.com, Inc	2,969,892
218,598	e	American Eagle Outfitters, Inc	2,383
8,041	*	America’s Car-Mart, Inc	707
547,469	*,e	AO World plc	983
19,600		AOKI Holdings, Inc	114
21,041		Aoyama Trading Co Ltd	144
83,088	e	AP Eagers Ltd	392
54,694		Arata Corp	2,457
63,400		Arc Land Sakamoto Co Ltd	1,112
7,358		Asahi Co Ltd	102
43,833	*	Asbury Automotive Group, Inc	3,390
48,000		ASKUL Corp	1,542
478,395	*	ASOS plc	20,333
74,832	*,e	At Home Group, Inc	486
36,588		Autobacs Seven Co Ltd	462
120,463	*,e	Autonation, Inc	4,527
36,513	*	AutoZone, Inc	41,191
4,437,453		B&M European Value Retail S.A.	21,843
12,144	*,g	B&S Group Sarl	86
3,195,481	*	B2W Companhia Global Do Varejo	62,904
208,502	*,e	Baozun, Inc (ADR)	8,017
352,492	e	Bed Bath & Beyond, Inc	3,736
24,805		Belluna Co Ltd	140
2,375,160		Berjaya Auto BHD	825
754,835		Best Buy Co, Inc	65,874
50,900		BIC CAMERA, Inc	541
62,055	e	Big Lots, Inc	2,606
257,420		Bilia AB	2,086
558,700	*	Bintang Oto Global Tbk PT	55
652,839	*	BJ’s Wholesale Club Holdings, Inc	24,331
2,824,330	*	boohoo.com plc	14,463
114,684	*	Booking Holdings, Inc	182,616
25,114	*	Boot Barn Holdings, Inc	541
20,408	*,g	Boozt AB	202
537,000	*,†,e	Boshiwa International Holding	1
107,467		Boyd Group Services, Inc	15,996
50,268	e	Buckle, Inc	788
139,804	*	Burlington Stores, Inc	27,532
182,514		Burson Group Ltd	753
24,000		C&A Modas Ltd	45
68,269		Caleres, Inc	569
270,441	e	Camping World Holdings, Inc	7,345
73,084	e	Canadian Tire Corp Ltd	6,333
627,256	*	CarMax, Inc	56,171
69,908	*,e	Carvana Co	8,403
18,277		Cato Corp (Class A)	150
436,493		Chico’s FAS, Inc	602
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
349,159	e	Children’s Place, Inc	$13,066
110,000		China Animation Characters Co Ltd	29
58,700		China Grand Automotive Services Co Ltd	27
988,500	e	China Harmony New Energy Auto Holding Ltd	494
3,364,000		China Meidong Auto Holdings Ltd	8,297
228,500	e	China ZhengTong Auto Services Holdings Ltd	33
8,816		Chiyoda Co Ltd	97
2,248,600	*	Chow Tai Fook Jewellery Group Ltd	2,153
17,666		Citi Trends, Inc	357
317,000	*	City Telecom (HK) Ltd	183
20,649		CJ O Shopping Co Ltd	1,914
127,443	e	Clas Ohlson AB (B Shares)	1,428
2,488,327		Com7 PCL (Foreign)	2,291
92,061	*,e	Conn’s, Inc	929
9,964	*,e	Container Store Group, Inc	32
225,897		Core-Mark Holding Co, Inc	5,637
1,517		Cuckoo Homesys Co Ltd	43
347,779		DCM Japan Holdings Co Ltd	3,988
123,797		Delek Automotive Systems Ltd	564
113,167	*,g	Delivery Hero AG.	11,630
105,811		Designer Brands, Inc	716
106,611	*,e	Despegar.com Corp	765
294,960		Dick’s Sporting Goods, Inc	12,170
38,681		Dieteren S.A.	2,145
13,392	e	Dillard’s, Inc (Class A)	345
209,650		Dohome PCL	71
510,620		Dollar General Corp	97,278
594,506	*	Dollar Tree, Inc	55,099
306,156		Dollarama, Inc	10,184
710,300		Don Quijote Co Ltd	15,638
11,900		Doshisha Co Ltd	180
46,008		Dufry Group	1,378
33,352	*,e	Duluth Holdings, Inc	246
132,791		Dunelm Group plc	1,956
34,484	g	Dustin Group AB	188
953,204		eBay, Inc	49,996
43,178		EDION Corp	439
193,902	*	eDreams ODIGEO S.A.	540
103,900	e	Enigmo, Inc	1,283
6,449	*	Envela Corp	39
205,940	*	Etsy, Inc	21,877
669,338	g	Europris ASA	3,245
470,795		Expedia Group Inc	38,699
97,896	*,e	Express Parent LLC	151
295,000		Far Eastern Department Stores Co Ltd	250
794,663	*,e	Farfetch Ltd	13,724
56,379		Fast Retailing Co Ltd	32,405
15,894	*	Fawaz Abdulaziz Al Hokair & Co	80
74,560	*	Five Below, Inc	7,971
8,753	*,e	Fiverr International Ltd	646
79,097	*	Floor & Decor Holdings, Inc	4,560
35,050		Foot Locker, Inc	1,022
52,587		Foschini Ltd	195
9,700		Fuji Co Ltd	169
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,075	*,e	Funko, Inc	$250
29,279	*	Future Enterprises Ltd	49
15,632		Future Lifestyle Fashions Ltd	30
258,380	*,e	GameStop Corp (Class A)	1,121
37,616		Gap, Inc	475
21,536	*	Genesco, Inc	466
34,382		Genuine Parts Co	2,990
16,100		Geo Holdings Corp	202
618,000		Giordano International Ltd	94
996,291	e	Gocompare.Com Group plc	1,192
5,696,494	*,e	GOME Electrical Appliances Holdings Ltd	955
146,000	*	Grand Baoxin Auto Group Ltd	22
15,045	*,e	Greenlane Holdings Inc	60
30,555		Group 1 Automotive, Inc	2,016
9,359		Groupe Fnac	389
35,695	*,e	Groupon, Inc	647
24,982	*	GrowGeneration Corp	171
544,738	*	GrubHub, Inc	38,295
21,400	*	Grupo SBF S.A.	129
8,732		GS Home Shopping, Inc	797
77,035	e	Guess?, Inc	745
35,300		Gulliver International Co Ltd	163
638,756		Halfords Group plc	1,203
47,525		Hankyu Department Stores, Inc	318
421,424	e	Harvey Norman Holdings Ltd	1,036
16,710		Haverty Furniture Cos, Inc	267
457,114	*	HelloFresh SE	24,453
4,972,000	*,e	HengTen Networks Group Ltd	93
714,557	e	Hennes & Mauritz AB (B Shares)	10,430
23,222	*,e	Hibbett Sports, Inc	486
43,690		Hikari Tsushin, Inc	9,990
2,860,724		Home Depot, Inc	716,640
6,048,884		Home Product Center PCL (Foreign)	3,038
31,508		Hornbach Baumarkt AG.	1,016
44,365		Hornbach Holding AG. & Co KGaA	3,678
440,618		Hotai Motor Co Ltd	10,565
18,146		Hotel Shilla Co Ltd	1,079
2,285,000	*,†	Hsin Chong Group Holdings Ltd	3
487,606	*	Hudson Ltd	2,375
9,480		Hyundai Department Store Co Ltd	446
9,347		Hyundai Home Shopping Network Corp	501
877,299		Inchcape plc	5,332
1,307,548		Industria De Diseno Textil S.A.	34,694
208,775		Isetan Mitsukoshi Holdings Ltd	1,201
24,800		Izumi Co Ltd	786
124,100		J Front Retailing Co Ltd	830
40,291		Jardine Cycle & Carriage Ltd	588
75,584		Jarir Marketing Co	2,963
327,272		JB Hi-Fi Ltd	9,792
439,199		JD Sports Fashion plc	3,380
1,737,278	*	JD.com, Inc (ADR)	104,549
7,442		Jin Co Ltd	453
8,220		Joshin Denki Co Ltd	165
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,774	e	Joyful Honda Co Ltd	$604
87,654		JUMBO S.A.	1,576
66,910	*,g	Just Eat Takeaway	6,977
22,987		Keiyo Co Ltd	158
111,682		Kering	61,059
1,604,042		Kingfisher plc	4,413
4,200	e	Kintetsu Department Store Co Ltd	118
111,347		Kogan.com Ltd	1,143
107,803		Kohl’s Corp	2,239
87,600		Kohnan Shoji Co Ltd	2,762
207,095		Komeri Co Ltd	5,312
157,528		K’s Holdings Corp	2,152
110,656		L Brands, Inc	1,657
21,347	*,e	Lands’ End, Inc	172
70,700		Liaoning Cheng Da Co Ltd	190
96,500	*	Lifestyle China Group Ltd	23
233,500		Lifestyle International Holdings Ltd	193
44,364	*	Liquidity Services, Inc	264
51,748		Lithia Motors, Inc (Class A)	7,831
11,700		LIXIL VIVA Corp	283
145,736	*	LKQ Corp	3,818
993,490		Lojas Americanas S.A. (Preference)	5,879
996,917		Lojas Renner S.A.	7,663
2,187		LOTTE Himart Co Ltd	70
6,950		Lotte Shopping Co Ltd	464
29,751	e	Lovisa Holdings Ltd	124
2,052,684		Lowe’s Companies, Inc	277,359
394,561		Luk Fook Holdings International Ltd	858
44,490	*,e	Lumber Liquidators, Inc	617
525,250	e	Macy’s, Inc	3,614
728,509		Magazine Luiza S.A.	9,599
24,218	g	Maisons du Monde S.A.	320
846,428	*	MakeMyTrip Ltd	12,967
686,400	*,e,g	Maoyan Entertainment	1,054
53,603	*	MarineMax, Inc	1,200
29,300	*	Marisa Lojas S.A.	45
6,050,725	*	Marks & Spencer Group plc	7,420
118,609		Marui Co Ltd	2,146
19,447	*	Matas A.S.	173
14,616	e	Matsuya Co Ltd	93
12,200	e	Media Do Holdings Co Ltd	500
3,295,200	*	Meituan Dianping (Class B)	73,636
122,365	e	Mekonomen AB	875
16,479	*	MercadoLibre, Inc	16,244
59,400	*	Mercari, Inc	1,844
364,865	*	Metro AG.	1,273
129,035	*,e	Michaels Cos, Inc	912
174,436		Mobilezone Holding AG.	1,524
98,000		momo.com, Inc	2,383
1,246,999		Moneysupermarket.com Group plc	5,002
29,186	e	Monro Muffler, Inc	1,603
36,072	e	Motus Holdings Ltd	64
1,294,761		Mr Price Group Ltd	10,706
50,500	*,g	Mulsanne Group Holding Ltd	48
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,449	*	Murphy USA, Inc	$2,753
13,610	*	Musti Group Oyj	246
640,409		Naspers Ltd (N Shares)	117,695
173,445	*	National Vision Holdings, Inc	5,294
564,592	e	New Carphone Warehouse plc	627
207,161		Next plc	12,543
378,700	e	Nextage Co Ltd	3,051
55,787		Nishimatsuya Chain Co Ltd	576
125,704		Nitori Co Ltd	24,647
181,400		Nojima Corp	4,591
60,189	e	Nordstrom, Inc	932
403,647	*	Ocado Ltd	10,144
1,049,520		Office Depot, Inc	2,466
10,900	*	Oisix ra daichi, Inc	213
60,451	*,e	Ollie’s Bargain Outlet Holdings, Inc	5,903
76,936	g	On the Beach Group plc	280
11,575	*	OneWater Marine, Inc	281
5,884	*,e	Open Door, Inc	71
144,530	*	O’Reilly Automotive, Inc	60,944
81,670	*	Overstock.com, Inc	2,322
1,041,800		Padini Holdings BHD	609
10,728		Pal Co Ltd	129
65,932		Paltac Corp	3,042
21,780	*	PC Home Online	88
55,248		Penske Auto Group, Inc	2,139
699,638	e,g	Pepkor Holdings Ltd	443
16,565	e	PetMed Express, Inc	590
1,299,300		Petrobras Distribuidora S.A.	5,149
694,842		Pets at Home Group plc	2,056
413,230	*	Pinduoduo, Inc (ADR)	35,472
57,998		Pool Corp	15,768
5,891,500	*	Pou Sheng International Holdings Ltd	1,358
15,701		Poya Co Ltd	310
291,115		Premier Investments Ltd	3,510
531,220	*	Prosus NV	49,381
3,523,500	*	PT ACE Hardware Indonesia Tbk	373
72,965,300	*	PT Matahari Department Store Tbk	8,286
26,971,600	*	PT Mitra Adiperkasa Tbk	1,477
6,565,900	*	PT Ramayana Lestari Sentosa Tbk	275
948,800		PTG Energy PCL	502
2,952,500		PTG Energy PCL (Foreign)	1,562
334,980	*	Quotient Technology, Inc	2,452
594,885	*	Qurate Retail Group, Inc QVC Group	5,651
807,265	*	Rakuten, Inc	7,131
92,348	*	Real Matters, Inc	1,801
92,075	*,e	RealReal, Inc	1,178
193,959		Rent-A-Center, Inc	5,396
32,520	*,e	RH	8,094
177,914		Ripley Corp S.A.	58
36,997	*,g	Rocket Internet SE	797
685,432		Ross Stores, Inc	58,426
468,761	*	Rubicon Project, Inc	3,127
174,000		Ryohin Keikaku Co Ltd	2,475
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
565,831	e	SA SA International Holdings Ltd	$96
963,015		SACI Falabella	3,048
177,042	*	Sally Beauty Holdings, Inc	2,218
27,800		Sanrio Co Ltd	431
83,716		Saudi Co For Hardware CJSC	994
6,037	*	Seobu Truck Terminal Co Ltd	33
99,200		Seria Co Ltd	3,538
245,500		Shanghai Yuyuan Tourist Mart Group Co Ltd	309
20,706		Shimachu Co Ltd	575
21,892		Shimamura Co Ltd	1,483
4,370		Shinsegae Co Ltd	809
635		Shinsegae International Co Ltd	84
178,000	*	Shirble Department Stores	19
7,960	e	Shoe Carnival, Inc	233
14,669	*,e,g	Shop Apotheke Europe NV	1,754
17,544		Shutterstock, Inc	614
86,536	e	Signet Jewelers Ltd	889
41,947	g	Sleep Country Canada Holdings, Inc	497
68,306	*	Sleep Number Corp	2,844
90,655	*,e,g	SMCP S.A.	444
132,922		Sonic Automotive, Inc (Class A)	4,242
464,641	*,e	Sports Direct International plc	1,761
109,860	*	Sportsman’s Warehouse Holdings, Inc	1,565
24,426	*	Stamps.com, Inc	4,487
188,630	e	Start Today Co Ltd	4,205
60,628	*,e	Stitch Fix Inc	1,512
315,900	*	Suning.com Co Ltd	393
407,218		Super Cheap Auto Group Ltd	2,291
85,713	*	Super Group Ltd	79
58,173	*	Super Retail Group Ltd	39
331,400	e	Takashimaya Co Ltd	2,775
39,315	*,g	Takeaway.com Holding BV	4,109
97,062	*	Takkt AG.	994
1,266,397		Target Corp	151,879
10,069		Telepark Corp	190
920,000	*	Temple & Webster Group Ltd	4,036
38,000		Test-Rite International Co	27
201,175		Tiffany & Co	24,531
31,623		Tilly’s, Inc	179
3,097,639		TJX Companies, Inc	156,617
93,363		Tokmanni Group Corp	1,385
653,400	*,e	Tongcheng-Elong Holdings Ltd	1,187
3,648,054	g	Topsports International Holdings Ltd	4,693
141,810		Tractor Supply Co	18,689
381,025	*,g	Trainline plc	2,053
791,138	*	Trip.com Group Ltd (ADR)	20,506
379,933		Truworths International Ltd	745
164,644	*	Ulta Beauty, Inc	33,492
10,999		United Arrows Ltd	187
6,861		United Electronics Co	101
95,897	*	Urban Outfitters, Inc	1,460
128,221	*	US Auto Parts Network, Inc	1,110
220,043		USS Co Ltd	3,527
28,200	*,e	Uxin Ltd (ADR)	40
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,933	e	Valora Holding AG.	$371
1,016,800	*	Via Varejo S.A.	2,863
1,032,700	*	Vipshop Holdings Ltd (ADR)	20,561
1,763		V-Mart Retail Ltd	41
41,188		VT Holdings Co Ltd	135
335,346	*,e	Waitr Holdings Inc	882
103,056	*,e	Wayfair, Inc	20,365
547,185	e	Webjet Ltd	1,279
1,611,994		Wesfarmers Ltd	50,120
4,834		Weyco Group, Inc	104
178,658		WH Smith plc	2,432
340,700		Wilcon Depot, Inc	106
118,775		Williams-Sonoma, Inc	9,741
9,974		Winmark Corp	1,708
2,826,191		Woolworths Holdings Ltd	5,401
19,000		Workman Co Ltd	1,681
61,900		World Co Ltd	945
176,200		Wuchan Zhongda Group Co Ltd	105
115,100		Xebio Co Ltd	897
1,733,994		Yamada Denki Co Ltd	8,601
166,434		Yellow Hat Ltd	2,293
14,400		Yume No Machi Souzou Iinkai Co Ltd	209
227,783	*,g	Zalando SE	16,159
342,000		Zhongsheng Group Holdings Ltd	1,913
10,048	*	zooplus AG.	1,650
113,971	*	Zumiez, Inc	3,121
		TOTAL RETAILING	7,312,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
110,655	*	Acacia Communications, Inc	7,435
48,615		A-DATA Technology Co Ltd	95
58,936	*	Advanced Energy Industries, Inc	3,995
2,527,267	*	Advanced Micro Devices, Inc	132,960
2,641		Advanced Process Systems Corp	52
32,483		Advanced Wireless Semiconductor Co	101
304,100		Advantest Corp	17,355
83,941	*	Aixtron AG.	1,012
13,000	*	Alchip Technologies Ltd	222
17,044	*	Alpha & Omega Semiconductor Ltd	185
28,946	*	Ambarella, Inc	1,326
484,529	*	Amkor Technology, Inc	5,965
406,426	*	ams AG.	6,059
719,817		Analog Devices, Inc	88,278
4,206,667		Applied Materials, Inc	254,293
94,738		Ardentec Corp	103
2,810,963		ASE Industrial Holding Co Ltd	6,474
145,305		ASM International NV	22,369
438,856		ASM Pacific Technology	4,638
5,884		ASMedia Technology, Inc	288
700,416		ASML Holding NV	256,221
5,000		ASPEED Technology, Inc	212
12,492	*	Atomera, Inc	112
8,235	*	Atto Co Ltd	31
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
136,265	*	Axcelis Technologies, Inc	$3,795
36,882	*	AXT, Inc	176
62,278		BE Semiconductor Industries NV	2,761
1,074,064		Broadcom, Inc	338,985
274,475		Brooks Automation, Inc	12,143
31,260		Cabot Microelectronics Corp	4,362
18,984	*	Ceva, Inc	710
23,000		Chang Wah Technology Co Ltd	24
11,538	*,†	China Energy Savings Technology, Inc	0
953,000		Chipbond Technology Corp	2,091
222,436		ChipMOS Technologies, Inc	256
47,949	*	Cirrus Logic, Inc	2,962
62,291		Cohu, Inc	1,080
983,598	*	Cree, Inc	58,219
16,114	*	CyberOptics Corp	519
415,569	e	Dainippon Screen Manufacturing Co Ltd	19,524
2,100	*	Daqo New Energy Corp (ADR)	156
621,592	*	Dialog Semiconductor plc	28,412
103,762	*	Diodes, Inc	5,261
32,080		Disco Corp	7,824
241,349		Dongbu HiTek Co Ltd	5,851
71,792	*	DSP Group, Inc	1,140
102,400		Elan Microelectronics Corp	421
58,000		Elite Semiconductor Memory Technology, Inc	77
5,188		Elmos Semiconductor AG.	126
19,571		eMemory Technology, Inc	325
248,129	*,e	Enphase Energy, Inc	11,804
216,892		Entegris, Inc	12,807
1,903		Eo Technics Co Ltd	151
22,000	*	Episil-Precision, Inc	50
309,000		Epistar Corp	389
592,000		Everlight Electronics Co Ltd	626
51,060		Faraday Technology Corp	81
160,300		Ferrotec	972
126,806	*	First Solar, Inc	6,277
74,000		Forhouse Corp	27
377,505	*	Formfactor, Inc	11,072
34,000		Formosa Advanced Technologies Co Ltd	44
239,200		Formosa Sumco Technology Corp	1,116
213,850		Foxsemicon Integrated Technology, Inc	1,316
3,144,000	*,e	GCL Poly Energy Holdings Ltd	89
371,500	*	GCL System Integration Technology Co Ltd	137
7,397	*	GemVax & Kael Co Ltd	120
22,120		Gigadevice Semiconductor Beijing, Inc	742
16,000	*	Global Lighting Technologies, Inc	69
19,000		Global Unichip Corp	164
312,000		Globalwafers Co Ltd	4,297
126,633		Globetronics Technology BHD	64
62,000		Greatek Electronics, Inc	98
11,708	*	GSI Technology, Inc	84
66,500		Hangzhou Silan Microelectronics Co Ltd	139
4,905		Hanmi Semiconductor Co Ltd	31
42,000		Holtek Semiconductor, Inc	95
728,200	*,e,g	Hua Hong Semiconductor Ltd	2,553
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
634,651		Hynix Semiconductor, Inc	$45,313
46,613	*	Ichor Holdings Ltd	1,239
110,401	*,e	Impinj, Inc	3,033
2,697,552		Infineon Technologies AG.	63,210
1,451	*	Innox Advanced Materials Co Ltd	54
290,619	*	Inphi Corp	34,148
10,873,435		Intel Corp	650,558
1,262,380	*,e	IQE plc	799
1,522	*	ITM Semiconductor Co Ltd	75
97,725		Japan Material Co Ltd	1,541
24,000	*	Jentech Precision Industrial Co Ltd	232
258,715	*,e	JinkoSolar Holding Co Ltd (ADR)	4,582
360,000		King Yuan Electronics Co Ltd	422
111,000		Kinsus Interconnect Technology Corp	266
137,580		KLA Corp	26,757
13,436		Koh Young Technology, Inc	1,123
3,400		L&F Co Ltd	88
572,722		Lam Research Corp	185,253
16,800		Land Mark Optoelectronics Corp	166
160,848		Lasertec Corp	15,205
514,756	*	Lattice Semiconductor Corp	14,614
3,537		LEENO Industrial Inc	335
41,000	*	Lite-On Semiconductor Corp	57
181,050		LONGi Green Energy Technology Co Ltd	1,047
7,278		Machvision, Inc	77
69,660	*	MACOM Technology Solutions Holdings, Inc	2,393
489,000		Macronix International	519
17,500		Malaysian Pacific Industries BHD	45
17,000	*	Marketech International Corp	50
3,508,098		Marvell Technology Group Ltd	122,994
653,419		Maxim Integrated Products, Inc	39,604
83,574	*	MaxLinear, Inc	1,794
2,928,565		MediaTek, Inc	57,900
23,800	*	Megachips Corp	461
10,908	e	Melexis NV	830
225,476		Microchip Technology, Inc	23,745
2,372,188	*	Micron Technology, Inc	122,215
14,500		Micronics Japan Co Ltd	153
40,700		Mimasu Semiconductor Industry Co Ltd	881
80,400		Mitsui High-Tec, Inc	1,200
124,357		MKS Instruments, Inc	14,082
145,235		Monolithic Power Systems, Inc	34,421
94,195	*	Nanometrics, Inc	3,206
721,000		Nanya Technology Corp	1,504
482,860	*	Neo Solar Power Corp	108
481,777	*	NeoPhotonics Corp Ltd	4,278
3,730		NEPES Corp	90
77,709	*	Nordic Semiconductor ASA	596
36,109	*	Nova Measuring Instruments Ltd	1,740
942,452		Novatek Microelectronics Corp Ltd	7,324
26,000	*	Nuvoton Technology Corp	34
15,348		NVE Corp	949
1,421,789		NVIDIA Corp	540,152
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,846,684		NXP Semiconductors NV	$210,596
396,691	*	ON Semiconductor Corp	7,862
56,475		Optorun Co Ltd	1,324
54,100		Pan Jit International, Inc	52
21,401		Parade Technologies Ltd	717
82,439	*	PDF Solutions, Inc	1,613
87,195	*	Phison Electronics Corp	877
104,316	*	Photronics, Inc	1,161
40,613		Pixart Imaging, Inc	235
78,441	*	Pixelworks, Inc	253
28,883		Power Integrations, Inc	3,412
540,597		Powertech Technology, Inc	1,973
135,142	*	Qorvo, Inc	14,937
3,522,763		QUALCOMM, Inc	321,311
2,721,000		Radiant Opto-Electronics Corp	11,017
448,151	*	Rambus, Inc	6,812
925,598		Realtek Semiconductor Corp	9,434
10,137,715	*	Renesas Electronics Corp	52,112
2,984		RFHIC Corp	90
12,000	*	RichWave Technology Corp	77
664,406		Rohm Co Ltd	44,177
14,400		Rorze Corp	719
7,400		RS Technologies Co Ltd	239
190,838		Sanan Optoelectronics Co Ltd	678
52,907		Sanken Electric Co Ltd	1,042
29,000		SDI Corp	48
2,629,147	*,e	Semiconductor Manufacturing International Corp	9,223
151,728	*	Semtech Corp	7,923
8,737		Seoul Semiconductor Co Ltd	99
6,600		SG Micro Corp	286
58,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	69
21,300		Shenzhen Goodix Technology Co Ltd	675
3,440		Shindengen Electric Manufacturing Co Ltd	69
660,100		Shinko Electric Industries	8,961
9,000	*	ShunSin Technology Holding Ltd	34
155,116		Sigurd Microelectronics Corp	215
95,588		Silergy Corp	6,262
57,674	*	Silicon Laboratories, Inc	5,783
2,617		Silicon Works Co Ltd	85
29,274		Siltronic AG.	3,002
997,000		Sino-American Silicon Products, Inc	3,233
6,506	*,e	SiTime Corp	308
144,000		Sitronix Technology Corp	757
974,701		Skyworks Solutions, Inc	124,625
5,210	*	SMA Solar Technology AG.	162
11,887	*	SMART Global Holdings, Inc	323
11,449	*,e	SOITEC	1,275
4,529	*	SolarEdge Technologies, Inc	629
885,364		STMicroelectronics NV	24,133
16,486	*	STS Semiconductor & Telecommunications	69
2,605,316	*	Sumco Corp	40,054
66,898	*,e	SunPower Corp	512
324,600		SVI PCL (Foreign)	29
48,227	*	Synaptics, Inc	2,899
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,000		Taiwan Semiconductor Co Ltd	$64
40,870,458		Taiwan Semiconductor Manufacturing Co Ltd	436,477
1,156,442		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	65,651
1,350,000		Taiwan Surface Mounting Technology Co Ltd	6,003
265,763		Teradyne, Inc	22,460
3,184		TES Co Ltd	57
1,361,185		Texas Instruments, Inc	172,830
122,600		Tianjin Zhonghuan Semiconductor Co Ltd	391
122,900		Tianshui Huatian Technology Co Ltd	236
1,058		Tokai Carbon Korea Co Ltd	77
79,689		Tokyo Electron Ltd	19,663
21,100		Tokyo Seimitsu Co Ltd	677
50,800	*	TongFu Microelectronics Co Ltd	181
971,185		Topco Scientific Co Ltd	3,609
4,631		Toptec Co Ltd	74
129,789	*	Tower Semiconductor Ltd	2,470
4,300	*,e	Tri Chemical Laboratories, Inc	464
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
3,958	*,e	U-Blox AG.	271
45,627		UKC Holdings Corp	888
105,554	*	Ultra Clean Holdings	2,389
31,844	e	Ulvac, Inc	924
28,781,071		United Microelectronics Corp	15,560
108,750		Universal Display Corp	16,271
973,628		Vanguard International Semiconductor Corp	2,589
86,115	*	Veeco Instruments, Inc	1,162
45,000	*	Via Technologies, Inc	52
82,300	*	Visionox Technology, Inc	167
33,068	*	Visual Photonics Epitaxy Co Ltd	103
36,700		ViTrox Corp BHD	78
109,975		Wafer Works Corp	126
29,200		Will Semiconductor Ltd	840
1,335,000		Win Semiconductors Corp	13,630
1,943,000		Winbond Electronics Corp	887
6,678	*	WONIK IPS Co Ltd	200
97,200		Wuxi Taiji Industry Co Ltd	163
27,690	*,e,g	X-Fab Silicon Foundries SE	106
291,951		Xilinx, Inc	28,725
37,000	*	XinTec, Inc	143
4,363,000		Xinyi Solar Holdings Ltd	4,196
52,200		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	183
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,151,358

SOFTWARE & SERVICES - 11.2%
12,200	*,e	21Vianet Group, Inc (ADR)	291
135,797	*,e	2U, Inc	5,155
168,700		360 Security Technology, Inc	438
134,710	*	8x8, Inc	2,155
122,429	*	A10 Networks, Inc	834
1,149,798		Accenture plc	246,885
116,427	*	ACI Worldwide, Inc	3,142
579,357	*	Adobe, Inc	252,200
68,882	*,g	Adyen NV	100,257
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
697,394	*	Afterpay Touch Group Ltd	$30,119
876,000	*	AGTech Holdings Ltd	43
1,265		Ahnlab, Inc	53
1,000	*	AI inside, Inc	301
117,500	*	Aisino Corp	271
364,886	*	Akamai Technologies, Inc	39,076
65,556	*	Alarm.com Holdings, Inc	4,249
98,853	*,g	Alfa Financial Software Holdings plc	89
65,287		Alliance Data Systems Corp	2,946
2,700	*,e	Alpha Systems, Inc	93
38,845	*,e	Altair Engineering, Inc	1,544
30,781	*	Alten	2,660
65,175	*,e	Alteryx, Inc	10,707
113,626		Altium Ltd	2,574
476,768		Amadeus IT Holding S.A.	25,031
214,500		Amdocs Ltd	13,059
40,750		American Software, Inc (Class A)	642
1,057,579	*	Anaplan, Inc	47,919
73,227	*	Ansys, Inc	21,363
199,724		Appen Ltd	4,742
14,048	*	Appfolio, Inc	2,286
29,123	*,e	Appian Corp	1,493
8,100		Argo Graphics, Inc	254
117,860	*	Aspen Technology, Inc	12,211
61,512		Asseco Poland S.A.	1,030
28,797	*	Asure Software, Inc	185
151,470	*	Atlassian Corp plc	27,306
118,487		Atos Origin S.A.	10,158
3,630		Aubay	114
385,134	*	Autodesk, Inc	92,120
656,019		Automatic Data Processing, Inc	97,675
124,619	*	Avalara, Inc	16,586
2,171,803	g	Avast plc	14,195
188,196	*	Avaya Holdings Corp	2,326
56,111		Aveva Group plc	2,845
55,400	*,e	BASE, Inc	2,335
5,010	*	BasWare OYJ	168
126,224		Bechtle AG.	22,372
16,700	*	Beijing E-Hualu Information Technology Co Ltd	133
42,000		Beijing Shiji Information Technology Co Ltd	233
69,500		Beijing Sinnet Technology Co Ltd	259
69,504	*	Benefitfocus, Inc	748
38,515	*	Bill.Com Holdings, Inc	3,474
358,848	*	Black Knight, Inc	26,038
59,215		Blackbaud, Inc	3,380
522,491	*	Blackberry Ltd (New)	2,548
96,967	*	Blackline, Inc	8,040
272,532	*,e	Blue Prism Group plc	3,835
307,720		Booz Allen Hamilton Holding Co	23,938
94,638	*	Bottomline Technologies, Inc	4,805
475,080	*	Box, Inc	9,863
137,640		Bravura Solutions Ltd	434
181,341	*	Brightcove, Inc	1,429
52,400		Broadleaf Co Ltd	257
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
163,167		Broadridge Financial Solutions, Inc	$20,590
96,775	*	CACI International, Inc (Class A)	20,989
513,467	*	Cadence Design Systems, Inc	49,272
27,102	*	Cafe24 Corp	1,205
57,264	*	Cancom SE	3,053
408,129		Cap Gemini S.A.	47,099
31,510	*	Cardtronics plc	756
12,908		Cass Information Systems, Inc	504
198,962		CDK Global, Inc	8,241
48,160	*	Cerence Inc	1,967
150,055	*	Ceridian HCM Holding, Inc	11,895
257,230	*	CGI, Inc	16,206
3,900	*	Change, Inc	273
249,522	*	ChannelAdvisor Corp	3,952
302,600	*,e	Chatwork Co Ltd	4,767
166,522	*	Check Point Software Technologies	17,889
2,604,000	*	China Innovationpay Group Ltd	433
23,700		China National Software & Service Co Ltd	267
61,800	*	China TransInfo Technology Co Ltd	211
11,296,000	e	Chinasoft International Ltd	6,223
781,413		Cielo S.A.	664
126,036		Citrix Systems, Inc	18,642
503,193	*,e	Cloudera, Inc	6,401
10,108	*	Cloudflare, Inc	363
446,834		Cognizant Technology Solutions Corp (Class A)	25,389
150,884	*	Commvault Systems, Inc	5,839
230,595		Computacenter plc	4,674
61,000		Computer Engineering & Consulting Ltd	967
475,546		Computershare Ltd	4,403
11,788		Comture Corp	307
286,603	*	Conduent, Inc	685
23,043		Constellation Software, Inc	26,018
428,186		CoreLogic Inc	28,783
86,682	*	Cornerstone OnDemand, Inc	3,342
45,113	*	Coupa Software, Inc	12,498
57,164	*,e,g	Crayon Group Holding ASA	377
119,625	*	Crowdstrike Holdings, Inc	11,997
79,425		CSG Systems International, Inc	3,287
35,753	*	CyberArk Software Ltd	3,549
136,400		Cybozu, Inc	4,281
360,086		Dassault Systemes S.A.	62,508
80,341		Data#3 Ltd	254
87,813	*	Datadog, Inc	7,635
2,198		Datagroup SE	133
536,745	*	Descartes Systems Group, Inc	28,336
3,140		Devoteam S.A.	259
155,300		DHC Software Co Ltd	276
11,025	*,e	Digimarc Corp	176
6,100		Digital Arts, Inc	496
2,338,000		Digital China Holdings Ltd	1,518
17,713		Digital Garage, Inc	567
211,365	*	Digital Turbine, Inc	2,657
218,446	*,e	DocuSign, Inc	37,619
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
133,374	*	Domo, Inc	$4,291
437,907	*	Dropbox, Inc	9,533
221,600		DTS Corp	4,573
13,801		DuzonBIzon Co Ltd	1,179
311,432		DXC Technology Co	5,139
371,799	*	Dynatrace, Inc	15,095
13,700	*	Ebase Co Ltd	175
22,321	e	Ebix, Inc	499
70,822	e	Econocom Group S.A.	144
154,530		Edenred	6,777
17,497	*	eGain Corp	194
102,978	*	Elastic NV	9,496
46,256		Ementor ASA	448
426,718	*,e	EML Payments Ltd	1,004
105,619	*	Endurance International Group Holdings, Inc	426
68,302		Enghouse Systems Ltd	3,648
46,620	*	Envestnet, Inc	3,428
42,703	*	EPAM Systems, Inc	10,762
204,027	g	Equiniti Group plc	369
35,948	*	Euronet Worldwide, Inc	3,445
7,903	*	Everbridge, Inc	1,093
402,860	*	Everi Holdings, Inc	2,079
234,244		EVERTEC, Inc	6,582
56,642	*	Evo Payments, Inc	1,293
29,856	*	ExlService Holdings, Inc	1,893
41,764	*	Fair Isaac Corp	17,459
6,753	*	Fastly, Inc	575
1,169,304		Fidelity National Information Services, Inc	156,792
108,403	*,†,g	Finablr plc	7
157,775	*	FireEye, Inc	1,921
90,762	e	First Derivatives plc	2,872
571,339	*	Fiserv, Inc	55,774
76,228	*	Five9, Inc	8,436
11,600	*	Fixstars Corp	139
28,488	*	FleetCor Technologies, Inc	7,166
42,653	*	ForeScout Technologies, Inc	904
23,365		Formula Systems 1985 Ltd	1,821
135,492	*	Fortinet, Inc	18,599
97,216		Fortnox AB	2,660
401,700	*,e	Freee KK	18,285
49,183	*	F-Secure Oyj	159
47,000		FUJI SOFT, Inc	1,865
603,373		Fujitsu Ltd	70,645
4,427		Fukui Computer Holdings, Inc	112
11,200		Future Architect, Inc	179
64,956	*	Gartner, Inc	7,881
257,989		GB Group plc	2,155
265,000	*,e	GDS Holdings Ltd (ADR)	21,110
449,532		Genpact Ltd	16,417
206,232	*,g	Global Dominion Access S.A.	661
1,164,892		Global Payments, Inc	197,589
21,341		GlobalSCAPE, Inc	208
78,726	*	Globant S.A.	11,797
57,200		Glodon Co Ltd	566
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,100	e	GMO Cloud KK	$197
134,270		GMO internet, Inc	3,730
41,777		GMO Payment Gateway, Inc	4,370
372,269	*	GoDaddy, Inc	27,298
54,073	*	GreenSky, Inc	265
25,635	*,e	GTT Communications, Inc	209
33,252	*,e	GTY Technology Holdings Inc	139
78,192	*	Guidewire Software, Inc	8,668
112,506		Hackett Group, Inc	1,523
86,181		Hansen Technologies Ltd	174
1,147,126		HCL Technologies Ltd	8,466
94,698		Hexaware Technologies Ltd	419
2,667,000	*	Hi Sun Technology China Ltd	301
7,906	*	Hilan Ltd	320
301,921	*	HubSpot, Inc	67,736
104,400	*,e,g	Huifu Payment Ltd	31
60,268		Hundsun Technologies, Inc	922
1,085		Hyundai Autoever Corp	34
13,091	*	I3 Verticals, Inc	396
104,992		Ideagen plc	243
132,800		Iflytek Co Ltd	707
211,147	*	Indra Sistemas S.A.	1,672
9,509		Ines Corp	120
74,486		Inesa Intelligent Tech, Inc - B	36
28,800		Infocom Corp	790
2,442,500		Infomart Corp	16,904
35,987	*	Information Services Group, Inc	75
19,000		Information Services International-Dentsu Ltd	884
3,404,712		Infosys Technologies Ltd	33,096
94,000	*	Inspur International Ltd	32
53,088		Integrated Research Ltd	142
26,732	*,e	Intelligent Systems Corp	911
783,294		International Business Machines Corp	94,598
11,554	*,e	International Money Express Inc	144
593,867		Intuit, Inc	175,897
53,793	e	iomart Group plc	233
247,238		Iress Market Technology Ltd	1,890
219,727		IT Holdings Corp	4,652
117,800		Itochu Techno-Science Corp	4,430
68,880	*	j2 Global, Inc	4,354
19,188		Jack Henry & Associates, Inc	3,531
6,300	*	JMDC, Inc	373
53,450		Justsystems Corp	3,801
42,083		Kainos Group plc	391
5,986		Kanematsu Electronics Ltd	213
76,700	*,e	Kaonavi, Inc	3,136
300,077		KBR, Inc	6,767
283,706	e	Keywords Studios plc	6,370
65,217		Kginicis Co Ltd	1,194
198,019	*	Kinaxis, Inc	28,306
1,881,000		Kingdee International Software Group Co Ltd	4,401
1,865,161	e	Kingsoft Corp Ltd	8,737
8,212		LAC Co Ltd	89
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,814,746	e	Learning Technologies Group plc	$4,297
392,434		Leidos Holdings, Inc	36,759
204,380	*,e	Lightspeed POS, Inc	4,882
361,738	*	Limelight Networks, Inc	2,662
286,235		Link Administration Holdings Ltd	819
1,557,367		Linx S.A.	7,257
65,177	*,e	Liveperson, Inc	2,700
71,639	*	LiveRamp Holdings, Inc	3,043
18,100	*,g	Locaweb Servicos de Internet S.A.	144
73,038		LogMeIn, Inc	6,191
68,719	*	Logo Yazilim Sanayi Ve Ticaret AS.	777
21,975		Lotte Data Communication Co	676
8,030	*	Majesco	63
91,669	*	Manhattan Associates, Inc	8,635
87,707		Mantech International Corp (Class A)	6,007
2,479,237		Mastercard, Inc (Class A)	733,110
25,976		Matrix IT Ltd	555
73,675		MAXIMUS, Inc	5,190
894,710	*,e	Medallia, Inc	22,582
8,900	*,e	Medley, Inc	306
430,940	*	Megaport Ltd	3,624
180,435		Micro Focus International plc	963
17,625,597		Microsoft Corp	3,586,985
6,900	*	MicroStrategy, Inc (Class A)	816
62,363	*	Mimecast Ltd	2,598
93,363		MindTree Ltd	1,145
10,200		Miroku Jyoho Service Co Ltd	215
151,428	*	Mitek Systems, Inc	1,455
47,900		Mitsubishi Research Institute, Inc	1,916
180,216	*	MobileIron, Inc	888
230,576	*	Model N, Inc	8,015
9,494	*	Money Forward, Inc	526
54,178	*	MoneyGram International, Inc	174
30,703	*,e	MongoDB, Inc	6,949
88,163		Mphasis Ltd	1,029
521,800		My EG Services BHD	174
852,000	*,†,e	National Agricultural Holdings Ltd	1
159,355		NCC Group plc	353
2,037,499	*,e	nearmap Ltd	3,222
176,920		NEC Corp	8,500
147,400		NEC Networks & System Integration Corp	3,015
56,383		Nemetschek AG.	3,874
103,825		NET One Systems Co Ltd	3,465
55,294	*,g	Netcompany Group A.S.	3,627
100,136	e	NetEnt AB	771
964,598	g	Network International Holdings plc	5,281
37,039	*	New Relic, Inc	2,552
47,500		Newland Digital Technology Co Ltd	108
493,437	*,g	Nexi S.p.A	8,556
610,149	*	NEXTDC Ltd	4,197
2,812		NHN KCP Corp	116
226,044		NIC, Inc	5,190
72,725	*	Nice Systems Ltd	13,709
169,919		Nihon Unisys Ltd	5,342
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,384		NIIT Technologies Ltd	$82
37,700		Nippon System Development Co Ltd	644
260,890		Nomura Research Institute Ltd	7,126
398,725		NortonLifelock, Inc	7,907
183,300		NS Solutions Corp	5,014
328,145		NTT Data Corp	3,669
443,927	*	Nuance Communications, Inc	11,234
380,624	*	Nutanix, Inc	9,023
10,900		OBIC Business Consultants Ltd	580
35,710		Obic Co Ltd	6,294
176,995	*	Okta, Inc	35,440
54,195	*	OneSpan, Inc	1,514
297,961		Open Text Corp	12,653
9,000	*,e	Optim Corp	290
2,154,918		Oracle Corp	119,102
37,839	*	Oracle Corp Japan	4,488
9,600	e	Oro Co Ltd	232
163,138		Otsuka Corp	8,616
107,236	*	Pagerduty, Inc	3,069
190,614	*	Pagseguro Digital Ltd	6,736
67,045	*	Palo Alto Networks, Inc	15,398
10,806	*	Park City Group, Inc	46
466,081		Paychex, Inc	35,306
71,775	*	Paycom Software, Inc	22,231
69,586	*	Paylocity Holding Corp	10,152
3,987,232	*	PayPal Holdings, Inc	694,695
27,743	*	Paysign Inc	269
118,616		Pegasystems, Inc	12,000
53,092	*	Perficient, Inc	1,900
32,912		Persistent Systems Ltd	276
658,237		Perspecta, Inc	15,291
12,167	*	PFSweb, Inc	81
13,882	*,e	Ping Identity Holding Corp	445
7,500	*,e	PKSHA Technology, Inc	203
173,926	*	Pluralsight, Inc	3,139
13,320		POSDATA Co Ltd	47
6,851	*	Priority Technology Holdings Inc	18
294,510		Progress Software Corp	11,412
787,781	*	Proofpoint, Inc	87,538
81,960	*	PROS Holdings, Inc	3,641
153,505	*	PTC, Inc	11,941
214,988	*	Pushpay Holdings Ltd	1,228
43,389	*	Q2 Holdings, Inc	3,722
10,188		QAD, Inc (Class A)	421
53,539	*	Qualys, Inc	5,569
30,800		Rakus Co Ltd	544
68,058	*	Rapid7, Inc	3,472
156,580	*	RealPage, Inc	10,179
57,089	*	Repay Holdings Corp	1,406
44,287		Reply S.p.A	3,594
7,606		RIB Software AG.	219
28,881		RIB Software SE	941
9,573	*	Rimini Street, Inc	49
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
136,790	*	RingCentral, Inc	$38,987
68,956	*	Rosetta Stone, Inc	1,163
449,281		Sabre Corp	3,621
1,111,932		Sage Group plc	9,230
199,970	*	SailPoint Technologies Holding, Inc	5,293
33,548		Saipens International Corp NV	905
3,660,007	*	salesforce.com, Inc	685,629
20,605		Samsung SDS Co Ltd	2,915
14,200		Sangfor Technologies, Inc	415
7,200	*	Sansan, Inc	276
1,220,345		SAP AG.	170,591
52,213		Sapiens International Corp NV	1,461
65,161		Science Applications International Corp	5,062
26,054	*	Seachange International, Inc	39
15,498	*,e	SecureWorks Corp	177
500	*	Serverworks Co Ltd	95
785,846	*	ServiceNow, Inc	318,315
75,500	*	ServiceSource International LLC	119
266,212		Shanghai 2345 Network Holding Group Co Ltd	106
44,600		Shanghai Baosight Software Co Ltd	375
47,100	*	Shenzhen Kingdom Sci-Tech Co Ltd	130
301,672	*	SHIFT, Inc	30,807
4,881	*	Shopify, Inc (Class A)	4,633
136,881	*	Shopify, Inc (Class A) (Toronto)	130,042
7,709	*,e	ShotSpotter, Inc	194
437,141		Silverlake Axis Ltd	74
36,173		SimCorp AS	3,912
46,685	*,g	Sinch AB	4,018
4,240,898	*,e	Slack Technologies, Inc	131,850
76,058	*	Smartsheet, Inc	3,873
92,608	*	Smith Micro Software, Inc	413
4,600	e	Softbank Technology Corp	159
200,588		Softcat plc	2,713
70,562		Software AG.	2,850
35,196	*,e	SolarWinds Corp	622
130,909	*,e	Solutions 30 SE	1,888
113,349		Sonda S.A.	75
37,296		Sopra Group S.A.	4,614
42,462		Sourcenext Corp	110
160,329	*	Splunk, Inc	31,857
12,953	*	Sprout Social, Inc	350
237,148	*	SPS Commerce, Inc	17,815
71,520	*	Square, Inc	7,505
490,927		SS&C Technologies Holdings, Inc	27,728
18,231	*	StarTek, Inc	93
332,976	*	StoneCo Ltd	12,906
51,149		Sumisho Computer Systems Corp	2,502
372,224		SUNeVision Holdings Ltd	293
611,244	*	SVMK, Inc	14,389
379,197		Switch, Inc	6,757
90,393	*	Sykes Enterprises, Inc	2,500
69,565	*	Synchronoss Technologies, Inc	246
967,397	*	Synopsys, Inc	188,642
84,138		Systena Corp	1,118
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
634,000		Systex Corp	$1,751
794,416		Tata Consultancy Services Ltd	21,868
48,418		Tata Elxsi Ltd	577
296,681	*,g	TeamViewer AG.	16,199
712,179		Tech Mahindra Ltd	5,124
77,800		TechMatrix Corp	1,358
434,668		Technology One Ltd	2,664
123,604	*	TeleNav, Inc	679
27,417	e	Temenos Group AG.	4,261
272,488	*	Tenable Holdings, Inc	8,123
81,943	*	Teradata Corp	1,704
15,600		Thunder Software Technology Co Ltd	172
54,522	*	Tietoenator Oyj	1,493
29,565		TKC	1,567
577,100		Totvus S.A.	2,457
61,098	*,e	Trade Desk, Inc	24,836
101,800	*	Trans Cosmos, Inc/Japan	2,365
681,000		Travelsky Technology Ltd	1,206
89,624	*	Trend Micro, Inc	5,009
15,339		TTEC Holdings, Inc	714
8,273	*,e	Tucows, Inc	474
267,554	*	Twilio, Inc	58,707
55,836	*	Tyler Technologies, Inc	19,368
85,557	*	Tyro Payments Ltd	211
72,929	*,e	Unisys Corp	796
5,482	*	UNITED, Inc	59
38,658	*	Upland Software, Inc	1,344
385,227	*	Upwork, Inc	5,563
100,195		Vakrangee Ltd	46
27,484	*	Varonis Systems, Inc	2,432
34,600		Venustech Group, Inc	206
200,891	*	Verint Systems, Inc	9,076
130,898	*	VeriSign, Inc	27,074
46,540	*	Veritone, Inc	692
119,116	*	Verra Mobility Corp	1,225
55,312	e	VirnetX Holding Corp	360
26,365	*	Virtusa Corp	856
4,597,806		Visa, Inc (Class A)	888,158
59,376	*	VMware, Inc (Class A)	9,195
1,371,595		Wangsu Science & Technology Co Ltd	1,659
774,000	*,e,g	Weimob, Inc	979
88,154		Western Union Co	1,906
8,923	*	WEX, Inc	1,472
1,522,929		Wipro Ltd	4,446
121,681	e	Wisetech Global Ltd	1,646
71,086	*	Wix.com Ltd	18,214
61,700	*	Wonders Information Co Ltd	194
198,362	*	Workday, Inc	37,165
66,881	*	Workiva, Inc	3,577
162,278	*,g	Worldline S.A.	14,149
212,084		Xperi Holding Corp	3,130
89,404	*	Yext, Inc	1,485
162,596		Yonyou Network Technology Co Ltd	1,019
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
383,583	*	Zendesk, Inc	$33,959
89,815	*	Zix Corp	620
107,210	*,e	Zoom Video Communications, Inc	27,182
99,135	*	Zscaler, Inc	10,855
8,100	*	Zuken, Inc	216
314,622	*	Zuora Inc	4,011
		TOTAL SOFTWARE & SERVICES	11,904,636

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
105,582	*,e	3D Systems Corp	738
415,922	e	AAC Technologies Holdings, Inc	2,569
26,600		Accelink Technologies Co Ltd	124
775,000		Accton Technology Corp	6,018
1,698,130		Acer, Inc	1,035
51,800		Addsino Co Ltd	101
19,000	*	Adlink Technology, Inc	53
159,045		Adtran, Inc	1,738
105,800	*	ADVA AG. Optical Networking	701
18,000		Advanced Ceramic X Corp	253
694,256		Advantech Co Ltd	6,987
85,201	*	Agilysys, Inc	1,529
19,106	e	Ai Holdings Corp	276
28,669	*,e	Akoustis Technologies, Inc	238
164,500		Alps Electric Co Ltd	2,120
18,843		ALSO Holding AG.	4,629
41,750		Amano Corp	869
351,564		Amphenol Corp (Class A)	33,683
297,276	e	Anritsu Corp	7,062
9,071,086	d,n	Apple, Inc	3,309,132
19,537	*,e	Applied Optoelectronics, Inc	212
31,409		Arcadyan Technology Corp	90
58,812	*	Arista Networks, Inc	12,352
194,330	*	Arlo Technologies, Inc	501
187,609	*	Arrow Electronics, Inc	12,887
50,000		Asia Optical Co, Inc	120
63,000		Asia Vital Components Co Ltd	90
10,000	*	ASROCK, Inc	48
798,444		Asustek Computer, Inc	5,866
18,000		Aten International Co Ltd	54
5,324,593		AU Optronics Corp	1,681
28,896		Audiocodes Ltd	930
14,000	*	AURAS Technology Co Ltd	82
121,800		Aurora Corp	377
12,822		Austria Technologie & Systemtechnik AG.	231
41,500		AVIC Jonhon Optronic Technology Co Ltd	242
42,970	*	Avid Technology, Inc	312
274,500		Avnet, Inc	7,654
37,394		Badger Meter, Inc	2,353
16,239		Barco NV	2,868
1,960		Basler AG.	132
6,961		Bel Fuse, Inc (Class B)	75
38,927		Belden CDT, Inc	1,267
50,497		Benchmark Electronics, Inc	1,091
8,028,000		Benq Corp	4,826
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,218	*	BH Co Ltd	$853
1,286,600	*	BOE Technology Group Co Ltd	856
174,345		Brother Industries Ltd	3,150
456,500	*,e	BYD Electronic International Co Ltd	1,055
31,715	*	CalAmp Corp	254
123,136	*	Calix, Inc	1,835
4,666	*	Cambium Networks Corp	34
198,000	*,†,e	Camsing International Holding Ltd	0	^
10,000	*	Canon Electronics, Inc	150
28,090		Canon Marketing Japan, Inc	574
321,148	*,e	Canon, Inc	6,406
90,800		Career Technology Co Ltd	95
32,381	g	Carel Industries S.p.A	595
27,948	*	Casa Systems, Inc	116
38,943		Casetek Holdings Ltd	87
402,857		Catcher Technology Co Ltd	3,053
310,084		CDW Corp	36,026
251,757	*	Celestica, Inc	1,728
92,800		Chaozhou Three-Circle Group Co Ltd	365
7,000	*	Chaun-Choung Technology Corp	63
2,121,602		Cheng Uei Precision Industry Co Ltd	2,892
332,977		Chicony Electronics Co Ltd	965
67,179		Chilisin Electronics Corp	207
489,600	*,†	China Fiber Optic Network System Group Ltd	1
143,600		China Greatwall Technology Group Co Ltd	270
1,039,000	g	China Railway Signal & Communication Corp Ltd	449
80,000		Chin-Poon Industrial Co	72
78,840		Chroma ATE, Inc	408
4,000		Chunghwa Precision Test Tech Co Ltd	111
958,077	*	Ciena Corp	51,889
7,462,194	n	Cisco Systems, Inc	348,037
144,400		Citizen Watch Co Ltd	471
9,601	*	Clearfield, Inc	134
88,393		Clevo Co	89
238,743	*	CMC Magnetics Corp	60
22,000	*	CMK Corp	85
243,021		Cognex Corp	14,513
20,641	*	Coherent, Inc	2,704
2,918,000	e	Comba Telecom Systems Holdings Ltd	1,199
3,677		Comet Holding AG.	529
1,147,518	*	CommScope Holding Co, Inc	9,559
2,444,388		Compal Electronics, Inc	1,600
2,291,000		Compeq Manufacturing Co	3,739
53,405		Comtech Telecommunications Corp	902
15,913		Concraft Holding Co Ltd	61
90,600		Coretronic Corp	98
716,206		Corning, Inc	18,550
29,260		CTS Corp	586
13,090		Daea TI Co Ltd	67
112,710		Daeduck Electronics Co	542
195,858	*	Daeduck Electronics Co Ltd	1,264
47,500	*	Dai-ichi Seiko Co Ltd	959
97,150		Daiwabo Co Ltd	6,376
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,734		Daktronics, Inc	$247
1,631,000		Darfon Electronics Corp	2,103
6,804	*	DASAN Zhone Solutions, Inc	61
8,471	e	Datalogic S.p.A.	105
35,721		DataTec Ltd	55
55,580		Dawning Information Industry Co Ltd	303
779,874	*	Dell Technologies, Inc	42,846
1,170,999		Delta Electronics, Inc	6,682
4,699		Denki Kogyo Co Ltd	114
56,401		Dexerials Corp	445
197,285		Dicker Data Ltd	952
198,121	*	Diebold, Inc	1,201
87,588	*	Digi International, Inc	1,020
64,210		Dolby Laboratories, Inc (Class A)	4,230
2,722	*	Doosan Solus Co Ltd	77
13,497	*	Eastman Kodak Co	30
133,815	*	EchoStar Corp (Class A)	3,741
13,000		Egis Technology, Inc	86
37,171		Eizo Nanao Corp	1,397
42,200		Elecom Co Ltd	2,067
1,292,403		Electrocomponents plc	10,758
8,700		Elematec Corp	71
576,654		Elite Material Co Ltd	3,138
11,807		Ennoconn Corp	113
4,700		Enplas Corp	104
63,182	*	ePlus, Inc	4,466
3,007,336		Ericsson (LM) (B Shares)	27,877
8,801		ESPEC Corp	146
30,712		Evertz Technologies Ltd	254
303,332	*	Extreme Networks, Inc	1,316
103,276	*	F5 Networks, Inc	14,405
153,832	*	Fabrinet	9,602
35,338	*	FARO Technologies, Inc	1,894
53,200		Fiberhome Telecommunication Technologies Co Ltd	219
12,343,524	*,e	FIH Mobile Ltd	1,331
151,699	*,e	Fingerprint Cards AB	277
48,352		Firich Enterprises Co Ltd	49
205,100	*	Fitbit, Inc	1,325
664,339		FLEXium Interconnect, Inc	2,763
517,805		FLIR Systems, Inc	21,007
24,310		Flytech Technology Co Ltd	59
8,371,285		Foxconn Industrial Internet Co Ltd	18,045
1,316,266		Foxconn Technology Co Ltd	2,535
21,500	*	Fujian Star-net Communication Co Ltd	108
203,329		Fujifilm Holdings Corp	8,703
61,000	*	General Interface Solution Holding Ltd	234
26,378		Genius Electronic Optical Co Ltd	631
1,528,000		Getac Technology Corp	2,256
1,812,000		Gigabyte Technology Co Ltd	4,044
13,816	*	Gilat Satellite Networks Ltd	90
2,820,000	*	Glory Sun Financial Group Ltd	100
127,300		GoerTek, Inc	532
79,000	*	Gold Circuit Electronics Ltd	90
109,800		GRG Banking Equipment Co Ltd	202
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
283,700	*	Guangdong LY Intelligent Manufacturing Co Ltd	$430
96,900		Guangzhou Haige Communications Group, Inc Co	178
34,093		Guangzhou Shiyuan Electronic Technology Co Ltd	482
725,147		Halma plc	20,660
46,584		Hamamatsu Photonics KK	2,028
165,600		Hana Microelectronics PCL (Foreign)	150
5,265,450		Hangzhou Hikvision Digital Technology Co Ltd	22,750
859,365		Hannstar Board Corp	1,139
564,330		HannStar Display Corp	125
79,600	*	Harmonic, Inc	378
94,700		Hengtong Optic-electric Co Ltd	221
1,033,955		Hewlett Packard Enterprise Co	10,060
87,734		Hexagon AB (B Shares)	5,152
1,764	*	HFR, Inc	51
157,000		High Tech Computer Corp	177
4,700		Hioki EE Corp	126
27,858		Hirose Electric Co Ltd	3,059
4,888,757	*	Hitachi Ltd	155,388
14,411	e	HMS Networks AB	270
45,186		Hochiki Corp	514
22,300		Holitech Technology Co Ltd	17
51,470		Holystone Enterprise Co Ltd	213
22,378,333		Hon Hai Precision Industry Co, Ltd	65,706
18,299		Horiba Ltd	968
88,700		Hosiden Corp	780
6,916,845		HP, Inc	120,561
36,500	*	Huagong Tech Co Ltd	127
102,100	*,e	Huami Corp (ADR)	1,262
749,440		Hubei Kaile Science & Technology Co Ltd	1,437
1,780,604		Ibiden Co Ltd	52,118
4,700		Icom, Inc	135
23,756		IEI Integration Corp	35
151,836	*,e	II-VI, Inc	7,170
5,116		Iljin Materials Co Ltd	214
15,999	*	Immersion Corp	100
585,170		Inari Amertron BHD	233
921		Inficon Holding AG.	721
138,469	*,e	Infinera Corp	820
60,901		Ingenico	9,785
14,000	*	Innodisk Corp	84
5,122,419		InnoLux Display Corp	1,380
78,529	*,e	Inseego Corp	911
95,344	*	Insight Enterprises, Inc	4,691
66,640		Inspur Electronic Information Industry Co Ltd	374
42,356	*	Intellicheck, Inc	320
27,721		InterDigital, Inc	1,570
20,153	*	Intevac, Inc	110
1,597,935		Inventec Co Ltd	1,364
36,371	*	IPG Photonics Corp	5,834
11,300	e	Iriso Electronics Co Ltd	372
8,200		ITC Networks Corp	109
642,346		ITEQ Corp	3,226
70,477	*	Iteris, Inc	335
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
77,809	*	Itron, Inc	$5,155
28,979		Ituran Location and Control Ltd	464
205,002		Jabil Inc	6,576
74,542		Japan Aviation Electronics Industry Ltd	1,009
1,205,754	*,e	Japan Display, Inc	553
27,810		Jenoptik AG.	650
519,705		Juniper Networks, Inc	11,880
23,500		Kaga Electronics Co Ltd	428
4,480		Kapsch TrafficCom AG.	87
182,700		KCE Electronics PCL	136
103,428		Keyence Corp	43,343
749,627	*	Keysight Technologies, Inc	75,547
71,481	*	Kimball Electronics, Inc	968
445,000		Kingboard Chemical Holdings Ltd	1,162
952,000		Kingboard Laminates Holdings Ltd	962
19,492	*,e	KMW Co Ltd	1,041
264,274	*	Knowles Corp	4,033
12,600		Koa Corp	118
243,900		Konica Minolta Holdings, Inc	848
14,709	*	KVH Industries, Inc	131
252,493		Kyocera Corp	13,782
11,816	*	Landis&Gyr Group AG.	765
107,766		Largan Precision Co Ltd	14,984
595,900	g	Legend Holdings Corp	699
247		LEM Holding S.A.	366
11,503,653		Lenovo Group Ltd	6,418
131,100		Lens Technology Co Ltd	523
2,025,744		Leyard Optoelectronic Co Ltd	1,743
10,819		LG Innotek Co Ltd	1,587
143,972	*	LG.Philips LCD Co Ltd	1,378
1,308,160		Lite-On Technology Corp	2,060
36,207		Littelfuse, Inc	6,178
214,560		Logitech International S.A.	14,060
21,995		Lotes Co Ltd	284
11,172		LPKF Laser & Electronics AG.	242
15,444	*	Lumentum Holdings, Inc	1,258
25,247	*	Luna Innovations, Inc	147
318,109		Luxshare Precision Industry Co Ltd	2,326
84,494		Macnica Fuji Electronics Holdings, Inc	1,225
4,700		Maruwa Co Ltd	356
23,600		Maxell Holdings Ltd	221
99,000		Mcj Co Ltd	791
97,877		Mcnex Co Ltd	2,551
10,100		Meiko Electronics Co	130
485,000	*,g	Meitu, Inc	96
9,724	*	Melco Holdings, Inc	272
371,076		Merry Electronics Co Ltd	1,762
72,149		Methode Electronics, Inc	2,255
95,472	e	Micronic Laser Systems AB	1,810
1,226,000		Micro-Star International Co Ltd	4,488
167,762		Mitac Holdings Corp	185
364,311		Motorola Solutions, Inc	51,051
43,439		MTS Systems Corp	764
595,122		Murata Manufacturing Co Ltd	35,082
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,000		Nan Ya Printed Circuit Board Corp	$130
10,506	*	Napco Security Technologies, Inc	246
328,849		National Instruments Corp	12,730
22,400		NAURA Technology Group Co Ltd	543
27,679	*	NCR Corp	479
20,145		Neopost S.A.	294
170,240		NetApp, Inc	7,554
43,161	*	Netgear, Inc	1,117
110,179	*	Netscout Systems, Inc	2,816
19,412	*	Newmax Technology Co Ltd	34
189,226		Nichicon Corp	1,321
41,300		Ninestar Corp	193
12,200		Nippon Ceramic Co Ltd	258
96,500	e	Nippon Electric Glass Co Ltd	1,516
81,200		Nippon Signal Co Ltd	855
20,360		Nissha Printing Co Ltd	192
49,822	*	nLight, Inc	1,109
49,076		Nohmi Bosai Ltd	954
8,710,633	e	Nokia Corp (ADR)	38,327
5,275,533		Nokia Oyj (Turquoise)	23,053
49,248	*	Novanta, Inc	5,258
84,400	*	O-film Tech Co Ltd	221
144,400		Oki Electric Industry Co Ltd	1,395
232,199		Omron Corp	15,552
196,000	*	O-Net Communications Group	130
16,679		Optex Co Ltd	190
1,788		OptoElectronics Solutions Co Ltd	71
20,100		Osaki Electric Co Ltd	94
50,150	*	OSI Systems, Inc	3,743
51,152	*	PAE, Inc	489
88,224		Pan-International Industrial	55
14,220	*,e	PAR Technology Corp	426
8,747		Partron Co Ltd	65
1,801,000		PAX Global Technology Ltd	789
22,243		PC Connection, Inc	1,031
15,271		PC-Tel, Inc	102
1,313,817		Pegatron Technology Corp	2,866
31,410	e	Plantronics, Inc	461
49,080	*	Plexus Corp	3,463
23,847	*	Powerfleet, Inc	110
1,352,000		Primax Electronics Ltd	2,211
4,816,000		Prime View International Co Ltd	6,688
10,588,600	*	PT Erajaya Swasembada Tbk	936
607,098	*	Pure Storage, Inc	10,521
2,481,838		Quanta Computer, Inc	6,005
45,000		Quanta Storage, Inc	52
47,849	*	Quantum Corp	185
42,255	*	Radware Ltd	997
243,179		Redington India Ltd	283
19,605		Renishaw plc	975
23,030	*	Research Frontiers, Inc	93
43,314	*	Resonant, Inc	101
307,436	*	Ribbon Communications, Inc	1,208
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
373,503		Ricoh Co Ltd	$2,680
29,100		Riken Keiki Co Ltd	644
10,998		Riso Kagaku Corp	152
297,202	*	Ritek Corp	53
40,114	*,e	Rogers Corp	4,998
9,433		Ryosan Co Ltd	194
7,900		Ryoyo Electro Corp	214
24,965		S&T AG.	642
3,739		SAES Getters S.p.A.	101
174,836	e	Samsung Electro-Mechanics Co Ltd	18,968
6,974,859	*	Samsung Electronics Co Ltd	308,760
876,144	*	Samsung Electronics Co Ltd (Preference)	34,130
50,038		Samsung SDI Co Ltd	15,300
1,784		Samwha Capacitor Co Ltd	80
305,823	*	Sanmina Corp	7,658
5,100		Sanshin Electronics Co Ltd	73
42,575	*	Scansource, Inc	1,026
1,411		Seagate Technology, Inc	68
79,760		Seiko Epson Corp	914
9,679	*,g	Sensirion Holding AG.	466
2,729		Seojin System Co Ltd	73
292,000		Sercomm Corp	776
47,884		Sesa S.p.A	2,906
72,340		SFA Engineering Corp	1,979
124,000		Shengyi Technology Co Ltd	517
27,833		Shennan Circuits Co Ltd	664
63,000		Shenzhen Kaifa Technology Co Ltd	196
44,000		Shenzhen Sunway Communication Co Ltd	332
29,370		Shimadzu Corp	784
14,400	*	Shinko Shoji Co Ltd	112
41,482	*,e	Sierra Wireless, Inc	372
14,100	e	Siix Corp	130
1,142,600		Simplo Technology Co Ltd	12,465
341,423		Sinbon Electronics Co Ltd	1,737
104,230		Smart Metering Systems plc	765
527,942		Softwareone Holding AG.	13,153
114,973		Spectris plc	3,591
2,055,158		Spirent Communications plc	6,149
211,038		Sterlite Technologies Ltd	308
115,299	e	Strix Group plc	275
1,029,100		Sunny Optical Technology Group Co Ltd	16,563
70,907	*	Super Micro Computer, Inc	2,013
3,042,000		Supreme Electronics Co Ltd	3,082
53,300		Suzhou Dongshan Precision Manufacturing Co Ltd	227
22,250		Syncmold Enterprise Corp	61
86,367		Synnex Corp	10,344
811,413		Synnex Technology International Corp	1,150
8,300	*	Tachibana Eletech Co Ltd	134
52,000		Taiwan Union Technology Corp	255
177,760		Taiyo Yuden Co Ltd	5,559
36,700		Tamura Corp	156
136,623		TDK Corp	13,601
1,521,387		TE Connectivity Ltd	124,069
8,697	*	Tech Data Corp	1,261
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,585	*	TELCON, Inc	$68
1		Telefonaktiebolaget Lm Ericsson (ADR)	0	^
32,495		Test Research, Inc	60
15,000		Thinking Electronic Industrial Co Ltd	45
31,900		Tianjin 712 Communication & Broadcasting Co Ltd	174
115,300		Tianma Microelectronics Co Ltd	252
44,198	*,e	Tobii AB	170
44,625		Tong Hsing Electronic Industries Ltd	213
890,000		Tongda Group Holdings Ltd	53
57,856		Topcon Corp	468
14,085		Toshiba TEC Corp	540
1,337,000	*	TPK Holding Co Ltd	2,118
81,000		Transcend Information, Inc	198
252,222	*	Trimble Inc	10,893
1,783,832		Tripod Technology Corp	7,981
338,000	*	Truly International Holdings	36
90,806	*,e	TTM Technologies, Inc	1,077
336,200		Tunghsu Optoelectronic Technology Co Ltd	128
103,039		TXC Corp	224
12,052	e	Ubiquiti, Inc	2,104
27,000	*	Unigroup Guoxin Microelectronics Co Ltd	279
3,895,883		Unimicron Technology Corp	6,677
92,700	*	Unisplendour Corp Ltd	567
127,500		Unitech Printed Circuit Board Corp	112
68,000		Universal Scientific Industrial Shanghai Co Ltd	211
4,605	e	V Technology Co Ltd	157
264,800		Venture Corp Ltd	3,095
96,990	*	Viasat, Inc	3,722
458,875	*	Viavi Solutions, Inc	5,846
161,601		Vishay Intertechnology, Inc	2,468
51,420	*	Vishay Precision Group, Inc	1,264
3,508,575		VS Industry BHD	804
2,266,800		VST Holdings Ltd	1,225
244,920		Vtech Holdings Ltd	1,475
75,600		Wacom Co Ltd	386
569,000		Wah Lee Industrial Corp	1,095
199,000		Walsin Technology Corp	1,216
104,000		Wasion Group Holdings Ltd	33
462,286		Western Digital Corp	20,410
46,500		Westone Information Industry, Inc	141
40,200	*	Wingtech Technology Co Ltd	721
190,500	*,†,b	Wintek Corp	0	^
4,287		WiSoL Co Ltd	47
4,027,013		Wistron Corp	4,916
1,794,196		Wistron NeWeb Corp	3,937
72,000	*	Wiwynn Corp	1,968
945,593		WPG Holdings Co Ltd	1,262
7,815	*,e	Wrap Technologies Inc	82
1,716,066		WT Microelectronics Co Ltd	2,308
69,090		Wuhan Guide Infrared Co Ltd	287
119,200		Wuhu Token Science Co Ltd	190
83,600		WUS Printed Circuit Kunshan Co Ltd	297
37,100	*	Wuxi Lead Intelligent Equipment Co Ltd	243
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
145,608		Xerox Holdings Corp	$2,226
8,547,400	*,g	Xiaomi Corp	14,204
15,750	*,†	Ya Hsin Industrial Co Ltd	0
1,875,494		Yageo Corp	24,434
181,997		Yamatake Corp	5,563
18,898		Yaskawa Electric Corp	657
46,350		Yealink Network Technology Corp Ltd	450
18,009		Yokogawa Electric Corp	282
25,500		Yokowo Co Ltd	596
78,008	*	Zebra Technologies Corp (Class A)	19,966
148,500		Zhejiang Dahua Technology Co Ltd	406
1,167,485		Zhen Ding Technology Holding Ltd	5,123
177,400	*	ZTE Corp	1,010
483,618		ZTE Corp (Class H)	1,493
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,956,755

TELECOMMUNICATION SERVICES - 2.1%
2,189,789		Advanced Info Service PCL (Foreign)	13,179
133,979		AFK Sistema	635
459,000		AFK Sistema (London)	2,168
44,756		Alaska Communications Systems Group, Inc	125
34,388,536	e	America Movil S.A. de C.V. (Series L)	22,068
64,241	*	Anterix, Inc	2,913
12,700		ARTERIA Networks Corp	226
393,929	*	Asia Pacific Telecom Co Ltd	106
14,664,997		AT&T, Inc	443,323
10,060		ATN International, Inc	609
220,900	*,e	Axtel SAB de C.V.	38
48,987	*	Bandwidth Inc	6,221
192,555		BCE, Inc	8,031
3,770,088	*	Bezeq Israeli Telecommunication Corp Ltd	3,422
3,074,998	*	Bharti Airtel Ltd	22,838
577,309		Bharti Infratel Ltd	1,697
160,094	*	Boingo Wireless, Inc	2,132
8,598,362		BT Group plc	12,160
325,841	*	Cellcom Israel Ltd	1,290
235,660	g	Cellnex Telecom SAU	14,394
1,656,055		CenturyLink, Inc	16,610
5,000	*	Chief Telecom, Inc	64
4,713,249		China Mobile Hong Kong Ltd	31,824
9,049,057		China Telecom Corp Ltd	2,542
46,902,000	g	China Tower Corp Ltd	8,335
25,116,081		China Unicom Ltd	13,666
1,381,375		China United Network Communications Ltd	950
822,690		Chorus Ltd	3,985
2,232,188		Chunghwa Telecom Co Ltd	8,865
103,418	*	Cincinnati Bell, Inc	1,536
7,690,000		Citic 1616 Holdings Ltd	2,450
195,251		Cogent Communications Group, Inc	15,105
105,695	*	Consolidated Communications Holdings, Inc	716
4,380,189		Deutsche Telekom AG.	73,496
1,831,739		Digi.Com BHD	1,848
153,462		Elisa Oyj (Series A)	9,338
1,840,371		Emirates Telecommunications Group Co PJSC	8,293
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
102,406		Empresa Nacional de Telecomunicaciones S.A.	$661
335,891	*	Etihad Etisalat Co	2,388
225,188	g	Euskaltel S.A.	1,997
947,336		Far EasTone Telecommunications Co Ltd	2,187
131,012		Freenet AG.	2,104
231,615	*	GCI Liberty, Inc	16,472
68,231		Globe Telecom, Inc	2,836
58,362	*,e	Gogo, Inc	184
194,267		Hellenic Telecommunications Organization S.A.	2,624
392,120		HKBN Ltd	688
3,656,079		HKT Trust and HKT Ltd	5,365
3,874,651		Hutchison Telecommunications Hong Kong Holdings Ltd	618
1,966,558	*	Idea Cellular Ltd	276
13,549	*	IDT Corp (Class B)	88
29,641	e	Iliad S.A.	5,786
301,879	g	Infrastrutture Wireless Italiane S.p.A	3,030
42,000		Internet Initiative Japan, Inc	1,437
2,481,093		Intouch Holdings PCL (Class F)	4,540
138,189	*	Iridium Communications, Inc	3,516
3,412,400		Jasmine International PCL	397
7,900	*	Jereissati Participacoes S.A.	33
1,730,090		KDDI Corp	51,621
4,539,041		Koninklijke KPN NV	12,073
222,725	*,†,e	Let’s GOWEX S.A.	2
125,753		LG Telecom Ltd	1,285
321,071	*	Liberty Latin America Ltd (Class A)	3,121
366,289	*	Liberty Latin America Ltd (Class C)	3,458
1,098,424		Magyar Telekom	1,334
180,089	*	Masmovil Ibercom S.A.	4,614
1,408,390		Maxis BHD	1,769
76,640		Millicom International Cellular S.A.	2,018
75,733	*	Mobile Telecommunications Co Saudi Arabia	229
869,614		Mobile TeleSystems (ADR)	7,992
106,804		Mobistar S.A.	1,742
1,613,839	e	MTN Group Ltd	4,943
6,222,835		NetLink NBN Trust	4,347
2,044,426		Nippon Telegraph & Telephone Corp	47,634
1,399,016		NTT DoCoMo, Inc	37,141
74,606	*	Ooma, Inc	1,229
693,810		Ooredoo QSC	1,249
2,141,282		Orange S. A.	25,605
191,972	*	ORBCOMM, Inc	739
76,715	*	Partner Communications	340
4,699,327		PCCW Ltd	2,687
487,911	g	PLAY Communications S.A.	3,768
53,432		PLDT, Inc	1,330
258,291		Proximus plc	5,263
11,864,600		PT Excelcomindo Pratama	2,316
318,300	*	PT Indosat Tbk	53
1,831,100		PT Link Net Tbk	289
29,967,824		PT Telekomunikasi Indonesia Persero Tbk	6,419
377,909		Rogers Communications, Inc (Class B)	15,185
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,013	*	Rostelecom (ADR)	$243
35,877		Rostelecom (ADR) (OTC US)	262
15,373,473		Safaricom plc	4,139
809,047		Saudi Telecom Co	21,434
75,323		Shenandoah Telecom Co	3,713
219,100		Singapore Telecommunications Ltd	390
8,308,905		Singapore Telecommunications Ltd	14,766
12,779		SK Telecom Co Ltd	2,251
176,141		SmarTone Telecommunications Holding Ltd	95
2,077,540		Softbank Corp	26,481
1,680,316		Softbank Group Corp	84,734
66,871		Spok Holdings, Inc	625
839,700		StarHub Ltd	787
92,156	g	Sunrise Communications Group AG.	8,197
39,635	e	Swisscom AG.	20,785
2,070,842		Taiwan Mobile Co Ltd	7,766
2,061,732		TalkTalk Telecom Group plc	2,190
70,862		Tata Communications Ltd	577
449,924		Tele2 AB (B Shares)	5,989
65,676		Telecom Argentina S.A. (ADR) (Class B)	588
2,919,271		Telecom Corp of New Zealand Ltd	8,637
1,318,263		Telecom Egypt	1,091
5,303,174		Telecom Italia RSP	2,064
11,438,046	e	Telecom Italia S.p.A.	4,510
737,899		Telefonica Brasil S.A.	6,517
1,698,052		Telefonica Deutschland Holding AG.	5,008
5,575,712	e	Telefonica S.A.	26,667
366,148	*,e	Telekom Austria AG.	2,530
792,502		Telekom Malaysia BHD	770
1,582,057	*	Telekomunikacja Polska S.A.	2,502
862,018		Telenor ASA	12,586
152,580		Telephone & Data Systems, Inc	3,033
293,401	*,e	Telesites SAB de C.V.	186
2,168,551		TeliaSonera AB	8,113
1,123,879		Telkom S.A. Ltd	1,928
4,250,458		Telstra Corp Ltd	9,226
469,370		TELUS Corp	7,872
1,235,084		Tim Participacoes S.A.	3,225
437,320		Time dotCom BHD	1,112
1,950,686		TM International BHD	1,624
2,481,935	*	T-Mobile US, Inc	258,494
1,998,800		Total Access Communication PCL (Foreign)	2,551
2,262,600		Tower Bersama Infrastructure	176
321,323	*	TPG Telecom Ltd	1,974
7,187,970		True Corp PCL (Foreign)	796
993,748		Turkcell Iletisim Hizmet AS	2,369
134,060		United Internet AG.	5,696
26,263	*	US Cellular Corp	811
68,800	*,e	V-Cube, Inc	836
8,036,299		Verizon Communications, Inc	443,041
901,542	*,e	Vision, Inc	5,686
301,895	*	Vocus Communications Ltd	620
503,757	e	Vodacom Group Pty Ltd	3,574
35,291,460		Vodafone Group plc	56,105
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
421,800		Vodafone Group plc (ADR)	$6,723
398,166		Vodafone Qatar	123
481,533	*	Vonage Holdings Corp	4,844
		TOTAL TELECOMMUNICATION SERVICES	2,175,852

TRANSPORTATION - 1.8%
52,528	*,†,e	Abertis Infraestructuras S.A. (Continuous)	1,084
5,914	*	Aegean Airlines S.A.	27
85,614	g	Aena S.A.	11,450
24,399	g	Aeroflot PJSC (GDR)	135
33,996		Aeroports de Paris	3,510
5,098,856		Air Arabia PJSC	1,721
149,473	*,e	Air Canada	1,866
141,600		Air China Ltd	133
1,249,325	e	Air China Ltd (H shares)	751
257,092	*,e	Air France-KLM	1,168
658,596	e	Air New Zealand Ltd	565
76,057	*	Air Transport Services Group, Inc	1,694
325,000	*	AirAsia BHD	67
876,800		Airports of Thailand PCL (ADR)	1,726
2,408,400		Airports of Thailand PCL (Foreign)	4,741
367,212		Alaska Air Group, Inc	13,315
54,345	e,g	ALD S.A.	540
55,433	e	All Nippon Airways Co Ltd	1,267
16,310	e	Allegiant Travel Co	1,781
13,355		Amerco, Inc	4,036
579,008	e	American Airlines Group, Inc	7,568
82,000		Anhui Expressway Co	38
7,375		AP Moller - Maersk AS (Class A)	8,064
9,565		AP Moller - Maersk AS (Class B)	11,210
65,111		ArcBest Corp	1,726
519,700	*	Asia Aviation PCL (Foreign)	34
28,872	*	Asiana Airlines	93
33,808	*	Atlas Air Worldwide Holdings, Inc	1,455
976,564		Atlas Arteria Ltd	4,510
19,273	e	Atlas Corp	146
1,134,733		Auckland International Airport Ltd	4,826
56,119	*	Autostrada Torino-Milano S.p.A.	1,285
445,535	*	Autostrade S.p.A.	7,207
77,611	*,e	Avis Budget Group, Inc	1,777
61,500	*	Azul S.A.	227
130,400		Bangkok Airways Co Ltd	27
40,500		Bangkok Aviation Fuel Services PCL	31
6,013,053		Bangkok Expressway & Metro PCL	1,855
1,137,297		Beijing Capital International Airport Co Ltd	712
147,900	*,e	BEST, Inc (ADR)	633
957		Blue Dart Express Ltd	26
760,467		Bollore	2,400
51,020		bpost S.A.	345
6,815,957		BTS Group Holdings PCL	2,492
788,049		Canadian National Railway Co	69,721
149,798		Canadian Pacific Railway Ltd (Toronto)	38,103
157,000	*,e	CAR, Inc	47
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
107,160	e	Cathay Pacific Airways Ltd	$104
47,840	*	Cebu Air, Inc	38
198,645		Central Japan Railway Co	30,722
209,092		CH Robinson Worldwide, Inc	16,531
2,828,635		China Airlines	790
1,283,000	*	China COSCO Holdings Co Ltd	371
319,900	*	China Eastern Airlines Corp Ltd	192
1,082,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	390
1,065,081		China Merchants Holdings International Co Ltd	1,263
978,000	*,e	China Southern Airlines Co Ltd	437
256,100		China Southern Airlines Co Ltd (Class A)	188
90,117		Chorus Aviation, Inc	198
1,878,078		Cia de Concessoes Rodoviarias	5,008
148,342		Cia de Distribucion Integral Logista Holdings SAU	2,779
367,400		Cia de Locacao das Americas	1,144
1,691,700		ComfortDelgro Corp Ltd	1,778
45,487,670	*	Compania SudAmericana de Vapores S.A.	1,042
162,846		Container Corp Of India Ltd	900
148,400	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	78
49,461	e	Copa Holdings S.A. (Class A)	2,501
5,993	*,e	Corp America Airports S.A.	13
30,063	*	Cosan Logistica S.A.	105
592,800	*	Cosco Corp Singapore Ltd	88
1,134,000		Cosco International Holdings Ltd	338
1,226,195		COSCO Pacific Ltd	661
108,700	*	COSCO SHIPPING Development Co Ltd	28
306,500	*	COSCO SHIPPING Holdings Co Ltd	151
159,307		Costamare, Inc	886
94,719	*	Covenant Transportation Group, Inc	1,367
1,706,077		CSX Corp	118,982
60,317		CTT-Correios de Portugal S.A.	143
190,679		D/S Norden	2,573
703,300	*	Daqin Railway Co Ltd	701
313,958		Dart Group plc	3,262
235,167	*,e	Daseke, Inc	924
1,047,066	e	Delta Air Lines, Inc	29,370
334,003	*,e	Deutsche Lufthansa AG.	3,351
1,096,547		Deutsche Post AG.	40,265
18,695	e	Dfds A.S.	580
536,316		DSV AS	65,878
45,684	*,e	Eagle Bulk Shipping, Inc	100
211,027		East Japan Railway Co	14,623
261,999	e	easyJet plc	2,212
86,826	*	Echo Global Logistics, Inc	1,877
882,100	*	EcoRodovias Infraestrutura e Logistica S.A.	2,104
557,793	g	Enav S.p.A	2,520
55,321	*,e,g	Europcar Groupe S.A.	132
1,016,271		Eva Airways Corp	388
111,000		Evergreen International Storage & Transport Corp	51
1,599,563	*	Evergreen Marine Corp Tawain Ltd	585
40,590	e	Exchange Income Corp	800
257,438		Expeditors International of Washington, Inc	19,576
398,558		FedEx Corp	55,886
36,134	e	Finnair Oyj	32
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
682,858	*	Firstgroup plc	$428
12,899		Flughafen Zuerich AG.	1,685
108,151		Forward Air Corp	5,388
36,372	e	Fraport AG. Frankfurt Airport Services Worldwide	1,593
68,026	e	Fukuyama Transporting Co Ltd	2,384
116,166		Genco Shipping & Trading Ltd	730
377,934		Getlink S.E.	5,465
24,386		GLOVIS Co Ltd	2,073
173,658	*	GMR Infrastructure Ltd	46
118,966		Go-Ahead Group plc	1,234
36,300	*	Gol Linhas Aereas Inteligentes S.A.	124
451,214	e	Golden Ocean Group Ltd	1,761
94,900	*	Grupo Aeroportuario del Centro Norte Sab de C.V.	441
490,045		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,524
290,260	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	3,241
98,100		Guangzhou Baiyun International Airport Co Ltd	212
136,629		Gujarat Pipavav Port Ltd	136
310,479		Gulf Warehousing Co	442
1,010,300	*	Hainan Airlines Holding Co Ltd	215
30,000	*	Hainan Meilan International Airport Co Ltd	42
8,000		Hamakyorex Co Ltd	231
64,125		Hamburger Hafen und Logistik AG.	1,089
12,467		Hanjin Transportation Co Ltd	460
54,818		Hankyu Hanshin Holdings, Inc	1,852
80,074		Hawaiian Holdings, Inc	1,124
125,995		Heartland Express, Inc	2,623
24,125		Hitachi Transport System Ltd	645
6,827		Hopewell Highway Infrastructure Ltd	2
189,961	*	Hub Group, Inc (Class A)	9,092
12,610,687		Hutchison Port Holdings Trust	1,215
52,910	*	Hyundai Merchant Marine Co Ltd	209
1,475	*	ID Logistics Group	286
204,457		Iino Kaiun Kaisha Ltd	646
36,562		Imperial Holdings Ltd	83
66,182	g	InterGlobe Aviation Ltd	864
836,017		International Container Term Services, Inc	1,720
110,913		Japan Airlines Co Ltd	2,001
96,350	e	Japan Airport Terminal Co Ltd	4,111
17,444		JB Hunt Transport Services, Inc	2,099
2,108	*	Jeju Air Co Ltd	29
368,307	*	JetBlue Airways Corp	4,015
874,034	e	Jiangsu Express	1,027
2,728	*	Jin Air Co Ltd	24
14,700		Julio Simoes Logistica S.A.	63
70,400		Juneyao Airlines Co Ltd	91
301,273		Kamigumi Co Ltd	5,925
694,188		Kansas City Southern	103,635
164,337	*,e	Kawasaki Kisen Kaisha Ltd	1,559
45,330		Keihin Electric Express Railway Co Ltd	694
27,170		Keio Corp	1,555
39,389		Keisei Electric Railway Co Ltd	1,234
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
328,509		Kerry Logistics Network Ltd	$438
149,576		Kintetsu Corp	6,711
28,500		Kintetsu World Express, Inc	492
88,579	*	Kirby Corp	4,744
261,072		Knight-Swift Transportation Holdings, Inc	10,889
16,568		Konoike Transport Co Ltd	179
5,046	*	Korea Express Co Ltd	665
2,909	*	Korea Line Corp	42
28,724	*	Korean Air Lines Co Ltd	421
61,110		Kuehne & Nagel International AG.	10,179
45,816	e	Kyushu Railway Co	1,190
34,884		Landstar System, Inc	3,918
476,116		Localiza Rent A Car	3,582
579,182	*,e	Lyft, Inc (Class A)	19,119
188,375		Macquarie Infrastructure Co LLC	5,781
20,188		MacroAsia Corp	3
606,818	g	Mahindra Logistics Ltd	2,208
621,520		Malaysia Airports Holdings BHD	794
219,556		Marten Transport Ltd	5,524
39,000	e	Maruwa Unyu Kikan Co Ltd	1,100
40,784		Maruzen Showa Unyu Co Ltd	1,269
37,891		Matson, Inc	1,103
164,944	*	Mesa Air Group, Inc	567
4,981,656		MISC BHD	8,924
28,478		Mitsubishi Logistics Corp	735
58,540		Mitsui OSK Lines Ltd	1,042
114,130		Mitsui-Soko Co Ltd	1,583
168,300		MMC Corp BHD	29
29,800		Movida Participacoes S.A.	72
801,160		MTR Corp	4,167
114,022		Mullen Group Ltd	611
417,419		Mundra Port and Special Economic Zone Ltd	1,897
133,135		Nagoya Railroad Co Ltd	3,752
82,127		Nankai Electric Railway Co Ltd	1,881
52,147		Napier Port Holdings Ltd	122
1,126,536		National Express Group plc	2,622
287,000	*	Ningbo Zhoushan Port Co Ltd	145
88,482		Nippon Express Co Ltd	4,588
199,800		Nippon Konpo Unyu Soko Co Ltd	3,972
158,390		Nippon Yusen Kabushiki Kaisha	2,242
32,100	e	Nishi-Nippon Railroad Co Ltd	871
6,370		Nissin Corp	90
190,373	*,g	Nobina AB	1,141
130,702		Norfolk Southern Corp	22,947
736,496	e	Northgate plc	1,514
1,596,068	*,e	Norwegian Air Shuttle AS	450
65,448		Odakyu Electric Railway Co Ltd	1,607
79,406	e	Oesterreichische Post AG.	2,629
144,055		Old Dominion Freight Line	24,430
2,733,290	e	Pacific Basin Shipping Ltd	402
1,625	*	PAM Transportation Services, Inc	50
8,795	*	Pangaea Logistics Solutions Ltd	22
13,859		Park-Ohio Holdings Corp	230
7,978	*	Pegasus Hava Tasimaciligi AS.	65
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,717		Piraeus Port Authority	$249
178,737	*	Promotora y Operadora de Infraestructura SAB de C.V.	1,287
482,800		PT Jasa Marga Tbk	149
5,648,600	*,†	PT Trada Maritime Tbk	20
748,905		Qantas Airways Ltd	1,985
638,940		Qatar Navigation QSC	991
3,484,954		QR National Ltd	11,859
962,456		Qube Logistics Holdings Ltd	1,952
116,343	*	Radiant Logistics, Inc	457
556,032	e	Royal Mail plc	1,253
1,332,170	*	Rumo S.A.	5,509
11,495		Ryder System, Inc	431
440,139	*	Safe Bulkers, Inc	537
39,597		Sagami Railway Co Ltd	1,057
42,259	*	Saia, Inc	4,698
96	*,†	SAir Group	0
26,960		Sakai Moving Service Co Ltd	1,376
99,636		Sankyu, Inc	3,755
56,800		Santos Brasil Participacoes S.A.	58
99,622	*,e	SAS AB	83
20,648	*	Saudi Ground Services Co	155
13,976	*	Saudi Public Transport Co	53
105,400		SBS Holdings, Inc	2,176
162,087		Schneider National, Inc	3,999
11,329		Scorpio Bulkers, Inc	173
99,186		Seibu Holdings, Inc	1,080
253,974		Seino Holdings Corp	3,311
260,970		Senko Co Ltd	1,940
103,700		SF Holding Co Ltd	803
173,245		SG Holdings Co Ltd	5,654
24,400		Shandong Airlines Co Ltd	20
44,900		Shanghai International Airport Co Ltd	458
354,200	*	Shanghai International Port Group Co Ltd	211
32,900		Shanghai Jinjiang International Investment Holdings Co	22
145,577		Shenzhen Airport Co Ltd	158
776,000		Shenzhen Expressway Co Ltd	789
1,064,792		Shenzhen International Holdings Ltd	1,704
3,900		Shinwa Kaiun Kaisha Ltd	54
144,200		SIA Engineering Co Ltd	206
445,668		Signature Aviation plc	1,274
60,720		Sincere Navigation	31
946,490		Singapore Airlines Ltd	2,555
365,000		Singapore Airport Terminal Services Ltd	757
832,719		Singapore Post Ltd	463
226,517		Sinotrans Ltd (Class A)	104
4,015,398		SITC International Co Ltd	4,299
7,205	*	Sixt AG.	553
47,574		Sixt AG. (Preference)	2,478
108,467		Skywest, Inc	3,538
1,184,673	n	Southwest Airlines Co	40,492
727,505	*	SpiceJet Ltd	484
135,504	*,e	Spirit Airlines, Inc	2,412
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,100	*	Spring Airlines Co Ltd	$116
1,642,122	e	Stagecoach Group plc	1,216
77,000		STO Express Co Ltd	180
14,873		Stolt-Nielsen S.A.	136
160,043	*	STX Pan Ocean Co Ltd	511
59,883		Sumitomo Warehouse Co Ltd	723
947,435		Sydney Airport	3,739
1,524,000		Taiwan High Speed Rail Corp	1,894
162,152		TAV Havalimanlari Holding AS	459
115,600		Tegma Gestao Logistica	495
254,239		TFI International, Inc	9,025
163,800	*	Thai Airways International PCL (Foreign)	20
460,000	*	Tianjin Port Development Holdings Ltd	32
1,367,407		TNT NV	2,949
36,509		Tobu Railway Co Ltd	1,206
390,889		Tokyu Corp	5,503
2,515		Tonami Holdings Co Ltd	132
18,075		Trancom Co Ltd	1,162
2,580,879		Transurban Group	25,310
1,768,659	*	Turk Hava Yollari	3,219
3,478,361	*	Uber Technologies, Inc	108,107
93,000		U-Ming Marine Transport Corp	99
2,261,580		Union Pacific Corp	382,365
333,641	*	United Airlines Holdings Inc	11,547
170,992		United International Transportation Co	1,396
1,316,047		United Parcel Service, Inc (Class B)	146,318
41,975		Universal Logistics Holdings Inc	730
22,734	*,e	US Xpress Enterprises, Inc	136
60,603	*,†	Virgin Australia Holdings Ltd	0	^
67,336	*,†	Virgin Australia Int Holdings	0	^
126,000		Wan Hai Lines Ltd	71
170,023		Werner Enterprises, Inc	7,401
141,716		West Japan Railway Co	7,949
1,037,600		Westports Holdings BHD	921
100,216	e	Westshore Terminals Investment Corp	1,233
294,365		Wilh. Wilhelmsen ASA	387
85,033		Wisdom Marine Lines Co Ltd	72
172,848	*,e	XPO Logistics, Inc	13,352
374,466		Yamato Transport Co Ltd	8,129
251,523	*	Yang Ming Marine Transport	56
222,000		Yuexiu Transport Infrastructure Ltd	156
83,980		Yunda Holding Co Ltd	292
998,794		Zhejiang Expressway Co Ltd	709
350,600		ZTO Express Cayman, Inc (ADR)	12,871
		TOTAL TRANSPORTATION	1,894,694

UTILITIES - 3.0%
3,069,451		A2A S.p.A.	4,363
1,227,210		Aboitiz Power Corp	666
14,025	e	Acciona S.A.	1,380
186,952		ACEA S.p.A.	3,595
450,781		Actelios S.p.A.	2,765
176,857	*	Adani Power Ltd	85
608,780		AES Corp	8,821
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,506,940		AES Gener S.A.	$1,222
37,482	*	AES Tiete Energia SA	108
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0
849,445		AGL Energy Ltd	10,049
2,608,612		Aguas Andinas S.A.	884
712,823	e	Algonquin Power & Utilities Corp	9,215
73,622		Allete, Inc	4,021
75,540		Alliant Energy Corp	3,614
443,981	e	AltaGas Ltd	5,118
517,310		Alupar Investimento S.A.	2,280
60,944		Ameren Corp	4,288
2,410,977		American Electric Power Co, Inc	192,010
32,793		American States Water Co	2,579
62,372		American Water Works Co, Inc	8,025
1,188,628		APA Group	9,191
10,629		Artesian Resources Corp	386
51,530		Ascopiave S.p.A.	217
252,180		Atco Ltd	7,480
108,803		Athens Water Supply & Sewage Co S.A.	852
174,096	*,e	Atlantic Power Corp	348
24,663		Atmos Energy Corp	2,456
2,339,184		AusNet Services	2,703
12,565		Avangrid, Inc	527
79,694		Avista Corp	2,900
14,870		Aygaz AS	26
627,133		B Grimm Power PCL	1,092
831,400		Babcock & Brown Wind Partners	541
128,700		BCPG PCL	66
360,399		Beijing Enterprises Holdings Ltd	1,210
3,098,191		Beijing Enterprises Water Group Ltd	1,216
282,000		Beijing Jingneng Clean Energy Co Ltd	56
42,705		BKW S.A.	3,834
101,384		Black Hills Corp	5,744
1,312,000	*	Blue Sky Power Holdings Ltd	19
117,715		Boralex, Inc	2,679
28,128		Brookfield Infrastructure Corp	1,281
17,879	*,e	Cadiz, Inc	182
63,518		California Water Service Group	3,030
316,370		Canadian Utilities Ltd	7,877
137,000	e	Canvest Environment Protection Group Co Ltd	60
120,688	e	Capital Power Corp	2,487
47,959		Capital Stage AG.	699
14,085,798		Centerpoint Energy, Inc	262,982
504,837		Centrais Eletricas Brasileiras S.A.	2,878
197,479		Centrais Eletricas Brasileiras S.A. (Preference)	1,171
20,800	e	Central Puerto S.A. (ADR)	53
9,590,238		Centrica plc	4,557
119,752		CESC Ltd	987
196,030		CEZ AS	4,197
274,000	*	CGN New Energy Holdings Co Ltd	53
7,897,000	g	CGN Power Co Ltd	1,637
53,695		Chesapeake Utilities Corp	4,510
8,495,000		China Datang Corp Renewable Power Co Ltd	961
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
139,000	e,g	China Everbright Greentech Ltd	$55
177,013	e	China Everbright Water Ltd	26
2,544,408	e	China Gas Holdings Ltd	7,882
2,044,127		China Longyuan Power Group Corp	1,153
273,700		China National Nuclear Power Co Ltd	159
3,248,000		China Power International Development Ltd	598
520,780		China Resources Gas Group Ltd	2,548
1,295,303		China Resources Power Holdings Co	1,528
62,500	e	China Tian Lun Gas Holdings Ltd	48
1,286,000	e	China Water Affairs Group Ltd	930
797,100		China Yangtze Power Co Ltd	2,140
792,640		Chubu Electric Power Co, Inc	9,941
308,412		Chugoku Electric Power Co, Inc	4,112
21,300		Cia de Gas de Sao Paulo-COMGAS	752
264,294		Cia de Saneamento Basico do Estado de Sao Paulo	2,804
113,880		Cia de Saneamento de Minas Gerais-COPASA	1,219
43,800		Cia de Saneamento do Parana	254
1,931,268		Cia de Saneamento do Parana (Preference)	2,230
1,686,233		Cia Energetica de Minas Gerais	3,417
520,900		Cia Energetica de Sao Paulo (Class B)	2,777
3,200		Cia Energetica do Ceara	34
401,419		Cia Paranaense de Energia	4,490
662,000		CK Infrastructure Holdings Ltd	3,422
2,334,400		CK Power PCL	313
346,860		Clearway Energy, Inc (Class A)	7,274
215,172		Clearway Energy, Inc (Class C)	4,962
1,860,863		CLP Holdings Ltd	18,276
249,665		CMS Energy Corp	14,585
14,239,540		Colbun S.A.	2,271
1,280,000		Concord New Energy Group Ltd	54
71,602		Consolidated Edison, Inc	5,150
20,738		Consolidated Water Co, Inc	299
546,945		Contact Energy Ltd	2,223
171,123	*	CPFL Energia S.A.	965
1,762,647		Dominion Energy, Inc	143,092
458,068		Drax Group plc	1,462
279,809		DTE Energy Co	30,079
1,206,048		Duke Energy Corp	96,351
2,285,659		E.ON AG.	25,800
137,000		Eastern Water Resources Development and Management PCL	45
528,750		Edison International	28,716
291,600		EDP - Energias do Brasil S.A.	934
52,364		El Paso Electric Co	3,508
106,559		Electric Power Development Co	2,020
988,814		Electricite de France	9,193
231,300		Electricity Generating PCL	1,862
32,514	e	Elia System Operator S.A.	3,537
274,761		Emera, Inc	10,812
4,700	*,e	Empresa Distribuidora Y Comercializadora Norte (ADR)	19
980,166		Empresa Electrica del Norte Grande S.A.	1,311
60,243	e	Enagas	1,474
900,744	e	Endesa S.A.	22,344
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
505,110	*	Enea S.A.	$920
12,131,000		Enel S.p.A.	104,914
16,305	*	Energa S.A.	34
5,093,583		Energias de Portugal S.A.	24,313
140,500		Energisa S.A.	1,266
96,802	*	Energix-Renewable Energies Ltd	365
1,106,871		Energy Absolute PCL (Foreign)	1,416
50,288	g	Enerjisa Enerji AS.	63
46,615,222		Enersis Chile S.A.	3,485
45,102,887		Enersis S.A.	6,809
327,500	*	Eneva S.A.	2,709
163,651		Engie Brasil Energia S.A.	1,267
407,506	*	Enlight Renewable Energy Ltd	625
1,328,628		ENN Energy Holdings Ltd	15,014
1,726,001		Entergy Corp	161,916
701,822	*	Equatorial Energia S.A.	2,997
2,387,623		Equitable Holdings, Inc	46,057
22,343		eRex Co Ltd	294
32,165		ERG S.p.A.	695
51,695		Essential Utilities Inc	2,184
804,175		Evergy, Inc	47,680
185,757		Eversource Energy	15,468
20,666		EVN AG.	349
3,767,029		Exelon Corp	136,706
3,515,600		First Gen Corp	1,735
5,352,789		FirstEnergy Corp	207,581
172,626	g	Fjordkraft Holding ASA	1,418
513,977		Fortis, Inc	19,547
665,081	e	Fortum Oyj	12,689
1,417,688		GAIL India Ltd	1,930
2,354,282		Gaz de France	29,198
894,000	*	GD Power Development Co Ltd	234
278,063		Genesis Energy Ltd	546
25,542		Genie Energy Ltd	188
615,665		Global Power Synergy Co Ltd (Foreign)	1,475
10,852		Global Water Resources, Inc	114
1,817,966		Guangdong Investments Ltd	3,136
205,967		Gujarat Gas Ltd	871
483,288		Gujarat State Petronet Ltd	1,412
1,642,775		Gulf Energy Development PCL	2,016
23,252		Hawaiian Electric Industries, Inc	838
2,380,606	*	Hera S.p.A.	8,939
3,433,500		HK Electric Investments & HK Electric Investments Ltd	3,566
319,033		Hokkaido Electric Power Co, Inc	1,224
146,477		Hokuriku Electric Power Co	932
26,186		Holding CO ADMIE IPTO S.A.	67
11,740,930		Hong Kong & China Gas Ltd	18,247
1,402,162		Hong Kong Electric Holdings Ltd	7,662
272,000		Huadian Power International Corp Ltd (Class A)	132
252,600	*	Huaneng Power International, Inc	151
2,283,556	*	Huaneng Power International, Inc (Hong Kong)	861
169,898	*	Hub Power Co Ltd	74
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
214,800		Hubei Energy Group Co Ltd	$107
381,559	g	Hydro One Ltd	7,175
7,774,626		Iberdrola S.A.	90,766
77,141		Idacorp, Inc	6,740
159,160		Indraprastha Gas Ltd	936
437,181		Infraestructura Energetica ,NV SAB de C.V.	1,262
569,200		Infratil Ltd	1,736
312,500		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	109
224,932		Innergex Renewable Energy, Inc	3,165
1,027,900	*,†	Inter Far East Energy Corp	0	^
813,431		Interconexion Electrica S.A.	4,069
1,200,864		Inversiones Aguas Metropolitanas S.A.	1,030
769,963		Iride S.p.A.	1,912
1,000,852		Italgas S.p.A	5,825
68,657		JSW Energy Ltd	43
6,600		K&O Energy Group, Inc	93
1,295,993		Kansai Electric Power Co, Inc	12,558
12,325		Kenon Holdings Ltd	244
11,099,258		Keppel Infrastructure Trust	4,319
766	*	Korea District Heating Corp	21
448,849	*	Korea Electric Power Corp	7,320
144,204		Korea Gas Corp	3,166
294,970		Kyushu Electric Power Co, Inc	2,472
52,100	*	Light S.A.	159
58,700		Luenmei Quantum Co Ltd	119
53,071		Mahanagar Gas Ltd	742
806,600		Malakoff Corp BHD	172
236,646		Manila Electric Co	1,277
252,900		Manila Water Co, Inc	64
725,293		MDU Resources Group, Inc	16,087
57,100	*	Mega First Corp BHD	84
1,610,140		Meridian Energy Ltd	5,019
31,096		MGE Energy, Inc	2,006
15,134		Middlesex Water Co	1,017
1,443,148		Mighty River Power Ltd	4,397
65,401		Mosenergo PJSC (ADR)	92
35,881		National Fuel Gas Co	1,505
8,515		National Gas & Industrialization Co	64
3,099,847		National Grid plc	37,819
390,665	e	Naturgy Energy Group S.A.	7,293
125,766		New Jersey Resources Corp	4,106
1,160,420		NextEra Energy, Inc	278,698
33,029		Nippon Gas Co Ltd	1,420
1,019,275		NiSource, Inc	23,178
250,922	e	Northland Power Income Fund	6,280
59,086		Northwest Natural Holding Co	3,296
67,643		NorthWestern Corp	3,688
521,443		NRG Energy, Inc	16,978
3,239,617		NTPC Ltd	4,122
159,555	e	Oest Elektrizitatswirts AG. (Class A)	7,166
297,367		OGE Energy Corp	9,028
23,801		Okinawa Electric Power Co, Inc	396
27,600	*	Omega Geracao S.A.	191
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
108,990		ONE Gas, Inc	$8,398
24,934		OPC Energy Ltd	204
35,283		Ormat Technologies, Inc	2,240
248,206	g	Orsted AS	28,643
433,714		Osaka Gas Co Ltd	8,573
52,190		Otter Tail Corp	2,024
11,800	*,e	Pampa Energia S.A. (ADR)	124
848,000	*	Panda Green Energy Group Ltd	15
881,301		Pennon Group plc	12,204
795,346		Petronas Gas BHD	3,148
773,505	*,b,e	PG&E Corp	6,861
224,166		Pinnacle West Capital Corp	16,429
136,057		PNM Resources, Inc	5,230
1,446,324	*	Polska Grupa Energetyczna S.A.	2,529
299,994		Portland General Electric Co	12,543
1,991,613		Power Grid Corp of India Ltd	4,619
1,526,573		PPL Corp	39,447
36,379,120		PT Perusahaan Gas Negara Persero Tbk	2,916
322,576	*	Public Power Corp	1,264
271,454		Public Service Enterprise Group, Inc	13,345
31,705	*	Pure Cycle Corp	291
456,986		Qatar Electricity & Water Co	1,989
445,900		Ratch Group PCL	903
395,912	e	Red Electrica Corp S.A.	7,407
1,167,384		Redes Energeticas Nacionais S.A.	3,186
16,700	*,e	RENOVA, Inc	146
7,342		RGC Resources, Inc	177
69,218		Rubis S.C.A	3,337
1,597,343		RWE AG.	55,918
1,368,671		Saudi Electricity Co	5,707
102,538	*,g	Scatec Solar ASA	1,676
1,227,998		Scottish & Southern Energy plc	20,794
236,600		SDIC Power Holdings Co Ltd	264
33,268		Sechilienne-Sidec	1,375
513,446		Sempra Energy	60,191
182,363		Severn Trent plc	5,581
80,800		Shanghai Electric Power Co Ltd	85
181,400	*	Shenergy Co Ltd	152
196,080		Shenzhen Energy Group Co Ltd	129
195,136		Shikoku Electric Power Co, Inc	1,436
119,000	e	Shizuoka Gas Co Ltd	1,091
136,200		Sichuan Chuantou Energy Co Ltd	179
938,480	*	SIIC Environment Holdings Ltd	139
61,658		SJW Corp	3,830
368,335		Snam Rete Gas S.p.A.	1,796
128,000	*,†	Sound Global Ltd	0	^
82,962		South Jersey Industries, Inc	2,073
577,686		Southern Co	29,953
132,758		Southwest Gas Holdings Inc	9,167
27,697	e	Spark Energy, Inc	196
1,544,871		Spark Infrastructure Group	2,307
106,400		SPCG PCL	56
93,980		Spire, Inc	6,175
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
355,614		Suez Environnement S.A.	$4,180
132,598	*	Sunnova Energy International, Inc	2,263
16,031,700		Super Energy Corp PCL (Foreign)	491
200,187		Superior Plus Corp	1,640
144,450		Taiwan Cogeneration Corp	194
247,580	*	Tata Power Co Ltd	148
2,192,576	*	Tauron Polska Energia S.A.	1,320
59,762	e	Telecom Plus plc	1,058
1,775,015		Tenaga Nasional BHD	4,826
105,215		Terna Energy S.A.	1,136
1,657,472		Terna Rete Elettrica Nazionale S.p.A.	11,433
408,666		TerraForm Power, Inc	7,536
1,328,900		Thai Tap Water Supply PCL	572
75,959		Toho Gas Co Ltd	3,797
551,767		Tohoku Electric Power Co, Inc	5,242
1,304,268	*	Tokyo Electric Power Co, Inc	4,012
609,110		Tokyo Gas Co Ltd	14,585
307,086		Torrent Power Ltd	1,299
225,000		Towngas China Co Ltd	102
2,393,000		TPI Polene Power PCL	313
323,211		TransAlta Corp	1,917
121,577	e	TransAlta Renewables, Inc	1,307
700,263		Transmissora Alianca de Energia Eletrica S.A.	3,618
44,574		UGI Corp	1,417
325,921		Uniper SE	10,517
661,109		United Utilities Group plc	7,429
52,716		Unitil Corp	2,363
726,431		Veolia Environnement	16,404
1,012,459		Vistra Energy Corp	18,852
67,565		WEC Energy Group, Inc	5,922
7,500	*,e	West Holdings Corp	152
232,000		WHA Utilities and Power PCL	34
622,958		Xcel Energy, Inc	38,935
11,559		York Water Co	554
2,241,244		YTL Corp BHD	436
1	*	Zorlu Enerji Elektrik Uretim AS	0	^
		TOTAL UTILITIES	3,170,009

		TOTAL COMMON STOCKS	104,972,124
		(Cost $97,018,453)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
560,000		Financial Select Sector SPDR Fund	543
		TOTAL DIVERSIFIED FINANCIALS	543

MATERIALS - 0.0%
34,000		Dow, Inc	61
		TOTAL MATERIALS	61
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,600,000		Cisco Systems, Inc	$2,240
250,000		Cisco Systems, Inc	638
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,878

UTILITIES - 0.0%
360,000		Energy Select Sector SPDR Fund	792
		TOTAL UTILITIES	792

		TOTAL PURCHASED OPTIONS	4,274
		(Cost $5,070)

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
8,497,223	*,†	Ayala Land, Inc	17
		TOTAL REAL ESTATE	17

		TOTAL PREFERRED STOCKS	17
		(Cost $20)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
79,135	e	Abengoa S.A. (B Shares)	1
275,734		ACS Actividades de Construccion y Servicios S.A.	430
		TOTAL CAPITAL GOODS	431

CONSUMER DURABLES & APPAREL - 0.0%
29,565		Aditya Birla Fashion and Retail Ltd	6
		TOTAL CONSUMER DURABLES & APPAREL	6

CONSUMER SERVICES - 0.0%
210,192		Minor International PCL	10
		TOTAL CONSUMER SERVICES	10

ENERGY - 0.0%
905,539	e	Repsol S.A.	441
115,800		Serba Dinamik Holdings BHD	7
8,918	e	Weatherford International plc	1
		TOTAL ENERGY	449

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
318	e	Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
1,735		CJ CGV Co Ltd	5
230,631	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	5
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
156,143	†	Elanco Animal Health, Inc CVR	$9
17,790	†,e	Omthera Pharmaceuticals, Inc	11
20,027	†,e	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	21

REAL ESTATE - 0.0%
66,478,080		U City PCL	22
150,614		Warehouse REIT plc	0
		TOTAL REAL ESTATE	22

RETAILING - 0.0%
4,185		Arvind Fashions Ltd	4
		TOTAL RETAILING	4

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
30,484	†	Legend Holdings Corp	5
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5

TELECOMMUNICATION SERVICES - 0.0%
5,646,498	e	Telefonica S.A.	1,111
1,455,433		T-Mobile US, Inc	244
		TOTAL TELECOMMUNICATION SERVICES	1,355

TRANSPORTATION - 0.0%
2,935,002		BTS Group Holdings PCL	108
779		Jejuair Co Ltd	2
19,006		Korean Air Lines Co Ltd	28
		TOTAL TRANSPORTATION	138

		TOTAL RIGHTS / WARRANTS	2,446
		(Cost $2,823)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.7%
$20,000,000	Federal Farm Credit Bank (FFCB)	0.100%	07/09/20	19,999
35,000,000	FFCB	0.120	07/10/20	34,999
5,000,000	FFCB	0.120	09/25/20	4,998
5,000,000	FFCB	0.100	11/20/20	4,997
24,000,000	Federal Home Loan Bank (FHLB)	0.100-0.130	07/06/20	24,000
50,000,000	FHLB	0.095	07/13/20	49,998
60,000,000	FHLB	0.096-0.100	07/17/20	59,997
24,100,000	FHLB	0.010-0.135	07/20/20	24,099
4,800,000	FHLB	0.145	07/21/20	4,800
29,288,000	FHLB	0.090-0.200	07/22/20	29,286
37,749,000	FHLB	0.100-0.150	07/23/20	37,746
50,600,000	FHLB	0.133-0.145	07/24/20	50,596
30,000,000	FHLB	0.030	07/27/20	29,997
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$15,845,000		FHLB	0.125-0.155%	07/31/20	$15,843
27,400,000		FHLB	0.110-0.115	08/03/20	27,396
34,300,000		FHLB	0.125-0.152	08/05/20	34,295
4,675,000		FHLB	0.125-0.155	08/07/20	4,674
47,400,000		FHLB	0.120-0.137	08/19/20	47,390
30,000,000		FHLB	0.135	08/21/20	29,994
15,160,000		FHLB	0.150-0.210	09/11/20	15,156
23,173,000		FHLB	0.110-0.270	09/15/20	23,166
27,000,000		FHLB	0.150-0.155	09/16/20	26,992
25,000,000		FHLB	0.150	09/23/20	24,992
60,000,000		FHLB	0.060	10/01/20	59,977
45,000,000		FHLB	0.100	01/19/21	44,955
15,000,000		FHLB	0.170	03/08/21	14,982
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.140	08/26/20	24,994
10,000,000		Federal National Mortgage Association (FNMA)	0.080	11/13/20	9,994
25,000,000		FNMA	0.120	12/15/20	24,979
		TOTAL GOVERNMENT AGENCY DEBT			805,291

REPURCHASE AGREEMENT - 0.3%
319,510,000	r	Fixed Income Clearing Corp	0.070	07/01/20	319,510
		TOTAL REPURCHASE AGREEMENT			319,510

TREASURY DEBT - 0.3%
40,695,000		United States Cash Management Bill	0.135-0.173	09/29/20	40,681
71,010,000		United States Treasury Bill	0.080-0.108	07/02/20	71,010
36,055,000		United States Treasury Bill	0.110-0.130	07/09/20	36,054
20,000,000		United States Treasury Bill	0.070	07/14/20	19,999
25,000,000		United States Treasury Bill	0.141	07/30/20	24,998
29,820,000		United States Treasury Bill	0.058	08/11/20	29,816
25,000,000		United States Treasury Bill	0.125	08/25/20	24,995
25,000,000		United States Treasury Bill	0.126	09/17/20	24,992
25,000,000		United States Treasury Bill	0.137	09/24/20	24,992
		TOTAL TREASURY DEBT			297,537

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

CERTIFICATE OF DEPOSIT - 0.2%
83,000,000		Canadian Imperial Bank of Commerce	0.530	09/29/20	83,000
83,000,000		Lloyds Bank plc	0.593	10/01/20	83,000
		TOTAL CERTIFICATE OF DEPOSIT			166,000

REPURCHASE AGREEMENT - 1.0%
25,000,000	s	Barclays Capital	0.070	07/01/20	25,000
100,000,000	t	Calyon	0.070	07/01/20	100,000
50,000,000	u	Calyon	0.090	07/01/20	50,000
100,000,000	v	Citigroup	0.070	07/01/20	100,000
67,000,000	w	Citigroup	0.080	07/01/20	67,000
46,000,000	x	Deutsche Bank	0.070	07/01/20	46,000
40,000,000	y	Deutsche Bank	0.070	07/01/20	40,000
77,000,000	z	Goldman Sachs	0.070	07/01/20	77,000
58,000,000	aa	HSBC Bank	0.070	07/01/20	58,000
188,000,000	ab	JP Morgan Securities	0.070	07/01/20	188,000
83,434,000	ac	Merrill Lynch	0.090	07/01/20	83,434
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$100,000,000	ad	Nomura	0.070%	07/01/20	$100,000
63,000,000	ae	Royal Bank of Scotland	0.070	07/01/20	63,000
50,000,000	af	Societe Generale	0.070	07/01/20	50,000
20,000,000	ag	Societe Generale	0.090	07/01/20	20,000
		TOTAL REPURCHASE AGREEMENT			1,067,434

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,233,434

		TOTAL SHORT-TERM INVESTMENTS			2,655,772
		(Cost $2,655,817)

		TOTAL INVESTMENTS - 101.1%			107,634,942
		(Cost $99,682,484)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(1,193,837)
		NET ASSETS - 100.0%			$106,441,105

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,867,232,815.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities is $986,620,381 or 0.9% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $319,510,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $325,900,201.
s	Agreement with Barclays Capital, 0.070% dated 6/30/20 to be repurchased at $25,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $25,500,000.
t	Agreement with Calyon, 0.070% dated 6/30/20 to be repurchased at $100,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $102,000,000.
u	Agreement with Calyon, 0.090% dated 6/30/20 to be repurchased at $50,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $51,000,000.
v	Agreement with Citigroup, 0.070% dated 6/30/20 to be repurchased at $100,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $102,000,000.
w	Agreement with Citigroup, 0.080% dated 6/30/20 to be repurchased at $67,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $68,437,000.
x	Agreement with Deutsche Bank, 0.070% dated 6/30/20 to be repurchased at $46,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $46,920,000.
y	Agreement with Deutsche Bank, 0.070% dated 6/30/20 to be repurchased at $40,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $40,800,000.
z	Agreement with Goldman Sachs, 0.070% dated 6/30/20 to be repurchased at $77,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $78,540,000.
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

aa	Agreement with HSBC Bank, 0.070% dated 6/30/20 to be repurchased at $58,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $59,160,000.
ab	Agreement with JP Morgan Securities, 0.070% dated 6/30/20 to be repurchased at $188,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $191,760,000.
ac	Agreement with Merrill Lynch, 0.090% dated 6/30/20 to be repurchased at $83,434,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $85,103,000.
ad	Agreement with Nomura, 0.070% dated 6/30/20 to be repurchased at $100,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $102,000,000.
ae	Agreement with Royal Bank of Scotland, 0.070% dated 6/30/20 to be repurchased at $63,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $64,260,000.
af	Agreement with Societe Generale, 0.070% dated 6/30/20 to be repurchased at $50,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $51,000,000.
ag	Agreement with Societe Generale, 0.090% dated 6/30/20 to be repurchased at $20,000,000 on 7/1/20, collateralized by U.S. Government Agency Securities valued at $20,400,000.

Cost amounts are in thousands.

Purchased options outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Cisco Systems, Inc, Call	2,500	$542	$47.50	10/16/20	$638
Cisco Systems, Inc, Call	16,000	3,167	50.00	10/16/20	2,240
Dow, Inc, Call	340	47	50.00	01/15/21	61
Energy Select Sector SPDR Fund, Call	3,600	727	43.00	12/18/20	792
Financial Select Sector SPDR Fund, Call	5,600	587	26.00	12/18/20	543
Total	28,040	$5,070			$4,274

Written options outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alphabet, Inc, Call	37	$(89)	$1,520.00	07/17/20	$(11)
Alphabet, Inc, Put	37	(38)	1,300.00	07/17/20	(20)
Amazon.com, Inc, Call	15	(34)	2,900.00	07/17/20	(33)
Amazon.com, Inc, Put	10	(30)	1,850.00	07/17/20	(1)
Amazon.com, Inc, Put	20	(91)	1,900.00	07/17/20	(1)
Amazon.com, Inc, Put	10	(16)	2,300.00	07/17/20	(3)
Amazon.com, Inc, Put	5	(25)	2,370.00	08/21/20	(19)
Amazon.com, Inc, Put	10	(148)	1,600.00	09/18/20	(4)
Apple, Inc, Call	351	(658)	350.00	08/21/20	(953)
Apple, Inc, Put	171	(69)	255.00	07/17/20	(2)
Apple, Inc, Put	351	(159)	300.00	08/21/20	(109)
Cisco Systems, Inc, Call	18,500	(222)	60.00	10/16/20	(203)
Cisco Systems, Inc, Put	2,500	(307)	36.00	10/16/20	(159)
Cisco Systems, Inc, Put	16,000	(1,068)	37.50	10/16/20	(1,360)
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Dow, Inc, Put	340	$(47)	$25.00	01/15/21	$(40)
DuPont de Nemours, Inc, Put	209	(85)	42.50	10/16/20	(33)
DuPont de Nemours, Inc, Put	209	(110)	45.00	10/16/20	(48)
Facebook, Inc, Call	263	(72)	270.00	07/17/20	(4)
Hess Corp, Put	20	(4)	35.00	07/17/20	(0)^
Hess Corp, Put	20	(7)	30.00	08/21/20	(1)
JPMorgan Chase & Co, Put	20	(2)	75.00	07/17/20	(0)^
Morgan Stanley, Put	30	(8)	42.00	09/18/20	(6)
Southwest Airlines Co, Call	1,500	(170)	40.00	07/17/20	(52)
Total	40,628	$(3,459)			$(3,062)

^  Amount represents less than $1,000.

Futures contracts outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Russell 2000 E Mini Index	693	09/18/20	$50,454	$49,813	$(641)
S&P 500 E Mini Index	4,116	09/18/20	651,633	635,963	(15,670)
S&P Mid-Cap 400 E Mini Index	430	09/18/20	79,150	76,501	(2,649)
Total	5,239		$781,237	$762,277	$(18,960)

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$3,502	AUD	5,500	Bank of America	07/22/20	$(294)
	$4,005	SEK	40,000	Bank of America	07/22/20	(288)
EUR	8,300		$9,051	Bank of America	07/22/20	279
Total						$(303)
	$2,981	CAD	4,200	Morgan Stanley	07/22/20	$(113)
	$51,248	CAD	69,000	Morgan Stanley	09/10/20	415
	$8,003	GBP	6,400	Morgan Stanley	07/22/20	72
	$38,359	GBP	30,000	Morgan Stanley	09/10/20	1,170
	$6,529	JPY	700,000	Morgan Stanley	07/22/20	44
CHF	2,400		$2,489	Morgan Stanley	07/22/20	46
Total						$1,634
Total						$1,331

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2020

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$74,514,131	69.2%
TOTAL DOMESTIC	74,514,131	69.2
FOREIGN

ARGENTINA	31,200	0.0
AUSTRALIA	1,577,078	1.5
AUSTRIA	166,062	0.2
BAHAMAS	201	0.0
BELGIUM	168,340	0.2
BERMUDA	37,128	0.0
BRAZIL	660,901	0.6
BURKINA FASO	3,239	0.0
CAMEROON	933	0.0
CANADA	1,942,211	1.8
CAYMAN ISLANDS	443	0.0
CHILE	64,325	0.1
CHINA	3,444,473	3.2
COLOMBIA	16,572	0.0
COTE D'IVOIRE	2,132	0.0
CYPRUS	63	0.0
CZECH REPUBLIC	10,648	0.0
DENMARK	425,754	0.4
EGYPT	18,017	0.0
FAROE ISLANDS	2,316	0.0
FINLAND	234,148	0.2
FRANCE	2,053,271	1.9
GEORGIA	271	0.0
GERMANY	1,753,185	1.6
GHANA	3,521	0.0
GREECE	14,902	0.0
GUERNSEY, C.I.	1,025	0.0
HONG KONG	583,629	0.6
HUNGARY	17,254	0.0
INDIA	755,307	0.7
INDONESIA	150,949	0.1
IRELAND	375,835	0.4
ISLE OF MAN	275	0.0
ISRAEL	131,355	0.1
ITALY	545,922	0.5
JAPAN	5,407,441	5.0
JERSEY, C.I.	605	0.0
JORDAN	3,609	0.0
KAZAKHSTAN	6,126	0.0
KENYA	4,139	0.0
KOREA, REPUBLIC OF	1,034,898	1.0
KYRGYZSTAN	2,815	0.0
LIECHTENSTEIN	1,096	0.0
LUXEMBOURG	34,465	0.0
MACAU	76,419	0.1
MALAYSIA	150,417	0.1
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
MALTA	$2,414	0.0%
MEXICO	182,082	0.2
MONACO	1,598	0.0
MONGOLIA	849	0.0
MYANMAR	163	0.0
NETHERLANDS	1,410,972	1.3
NEW ZEALAND	75,957	0.1
NORWAY	150,437	0.1
PAKISTAN	6,661	0.0
PANAMA	2,816	0.0
PERU	43,162	0.0
PHILIPPINES	64,090	0.1
POLAND	55,834	0.1
PORTUGAL	53,483	0.0
PUERTO RICO	19,682	0.0
QATAR	64,661	0.1
ROMANIA	3,027	0.0
RUSSIA	267,781	0.2
SAUDI ARABIA	192,593	0.2
SINGAPORE	226,463	0.2
SLOVENIA	4,241	0.0
SOUTH AFRICA	356,162	0.3
SPAIN	394,469	0.4
SWEDEN	625,119	0.6
SWITZERLAND	2,110,321	2.0
TAIWAN	1,287,486	1.2
THAILAND	166,775	0.2
TURKEY	76,408	0.1
UKRAINE	681	0.0
UNITED ARAB EMIRATES	41,463	0.0
UNITED KINGDOM	3,306,749	3.1
VIETNAM	2,838	0.0
ZAMBIA	8,459	0.0
TOTAL FOREIGN	33,120,811	30.8

TOTAL PORTFOLIO	$107,634,942	100.0%
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2020

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.8%

ARGENTINA - 0.0%
6,931	*	Globant S.A.	$1,039
4,141	*	MercadoLibre, Inc	4,082
16,300		Telecom Argentina S.A. (ADR) (Class B)	146
39,900		YPF S.A. (ADR) (Class D)	229
		TOTAL ARGENTINA	5,496

AUSTRALIA - 1.8%
523,966	*	Afterpay Touch Group Ltd	22,629
72,498		AGL Energy Ltd	858
398,977	*	AMP Ltd	516
255,351		Ampol Ltd	5,203
78,975		AngloGold Ashanti Ltd	2,324
149,924		APA Group	1,159
11,640		Aristocrat Leisure Ltd	208
35,410		AusNet Services	41
882,757		Australia & New Zealand Banking Group Ltd	11,454
44,666		Australian Stock Exchange Ltd	2,655
681,005	*,†	AZ BGP Holdings	2
59,545		BHP Billiton Ltd	1,483
37,599		BHP Group plc	769
10,767		BlueScope Steel Ltd	89
31,257		Brambles Ltd	237
79,830		Challenger Financial Services Group Ltd	247
1,581		CIMIC Group Ltd	27
10,772		Coca-Cola Amatil Ltd	65
1,304		Cochlear Ltd	171
27,007		Coles Group Ltd	321
65,090		Commonwealth Bank of Australia	3,143
9,939		Computershare Ltd	92
6,446		Crown Resorts Ltd	43
578,642		CSL Ltd	115,086
22,277		Dexus Property Group	143
31,656		Evolution Mining Ltd	126
6,958,949		Fortescue Metals Group Ltd	67,653
178,360		Glencore Xstrata plc	380
33,247		Goodman Group	343
36,522		GPT Group	106
1,214,495		IDP Education Ltd	13,162
1,850,000		Ingenia Communities Group	5,783
315,103		Insurance Australia Group Ltd	1,265
12,883		Lend Lease Corp Ltd	111
22,321		Macquarie Group Ltd	1,852
2,693		Magellan Financial Group Ltd	110
53,179		Medibank Pvt Ltd	110
140,000	*	Megaport Ltd	1,178
75,249		Mirvac Group	114
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
652,702		National Australia Bank Ltd	$8,271
472,914		Newcrest Mining Ltd	10,486
1,083,503	*	NEXTDC Ltd	7,453
14,591		Northern Star Resources Ltd	138
36,406		Oil Search Ltd	81
8,235		Orica Ltd	95
35,417		Origin Energy Ltd	144
5,461		Perpetual Trustees Australia Ltd	113
384,271	*	PointsBet Holdings Ltd	1,445
136,493		Qantas Airways Ltd	362
162,501		QBE Insurance Group Ltd	1,003
42,033		QR National Ltd	143
3,636		Ramsay Health Care Ltd	168
1,078	e	REA Group Ltd	81
7,507		Rio Tinto Ltd	514
481,731		Rio Tinto plc	27,110
35,130		Santos Ltd	131
696,130		Scentre Group	1,057
7,237		Seek Ltd	111
52,840		Sonic Healthcare Ltd	1,116
105,698		South32 Ltd	150
44,875		Stockland Trust Group	104
155,742		Suncorp-Metway Ltd	1,001
22,486		Sydney Airport	89
39,801		Tabcorp Holdings Ltd	94
560,448		Telstra Corp Ltd	1,217
7,713	*	TPG Telecom Ltd	47
55,316		Transurban Group	542
14,190		Treasury Wine Estates Ltd	103
3,856	*	Tuas Ltd	2
73,288		Vicinity Centres	73
264,254	*,†	Virgin Australia Holdings Ltd	2
1,788		Washington H Soul Pattinson & Co Ltd	24
72,927		Wesfarmers Ltd	2,267
73,117		Westpac Banking Corp	916
2,539	e	Wisetech Global Ltd	34
19,196		Woodside Petroleum Ltd	290
113,144		Woolworths Ltd	2,916
2,208,434	*,e	Zip Co Ltd	8,238
		TOTAL AUSTRALIA	339,389

AUSTRIA - 0.1%
1,324	*,e	Andritz AG.	48
184,528	*,g	BAWAG Group AG.	6,385
111,308	*	Erste Bank der Oesterreichischen Sparkassen AG.	2,629
8,333	e	Oest Elektrizitatswirts AG. (Class A)	374
2,485	*	OMV AG.	84
3,159	*,e	Raiffeisen International Bank Holding AG.	56
1,694	e	Voestalpine AG.	37
		TOTAL AUSTRIA	9,613

BELGIUM - 0.0%
3,355		Ageas	119
65,932		Anheuser-Busch InBev S.A.	3,250
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
804		Colruyt S.A.	$44
586		Elia System Operator S.A.	64
749	*	Galapagos NV	147
963		Groupe Bruxelles Lambert S.A.	81
892		Groupe Bruxelles Lambert S.A. (EN Brussels)	75
4,465		KBC Groep NV	256
2,495		Proximus plc	51
294		Sofina S.A.	78
1,245		Solvay S.A.	100
741		Telenet Group Holding NV	30
2,248		UCB S.A.	261
3,514		Umicore S.A.	166
		TOTAL BELGIUM	4,722

BERMUDA - 0.0%
28,702		RenaissanceRe Holdings Ltd	4,909
203,322	*	Third Point Reinsurance Ltd	1,527
		TOTAL BERMUDA	6,436

BRAZIL - 1.8%
904,600		AMBEV S.A.	2,352
271,721	*	Arco Platform Ltd	11,814
455,000		Arcos Dorados Holdings, Inc	1,906
79,000		Atacadao Distribuicao Comercio e Industria Ltd	287
5,814,800	*	B2W Companhia Global Do Varejo	114,465
390,600		B3 SA-Brasil Bolsa Balcao	3,957
249,402		Banco Bradesco S.A.	870
846,022		Banco Bradesco S.A. (Preference)	3,220
42,800		Banco BTG Pactual S.A.	602
163,132		Banco do Brasil S.A.	964
1,024,500		Banco Inter SA	7,762
926,019		Banco Itau Holding Financeira S.A.	4,334
79,400		Banco Santander Brasil S.A.	409
131,800		BB Seguridade Participacoes S.A.	661
153,000		BR Malls Participacoes S.A.	284
38,000		Braskem S.A.	162
109,600	*	BRF S.A.	428
64,555		Centrais Eletricas Brasileiras S.A.	368
50,400		Centrais Eletricas Brasileiras S.A. (Preference)	299
2,140,200		Cia Brasileira de Distribuicao	27,935
229,400		Cia de Concessoes Rodoviarias	612
66,600		Cia de Saneamento Basico do Estado de Sao Paulo	707
186,800		Cia Energetica de Minas Gerais	379
20,500		Cia Paranaense de Energia	229
133,500		Cia Siderurgica Nacional S.A.	262
243,300		Cielo S.A.	207
359,800		Cogna Educacao	437
29,100		Cosan SA Industria e Comercio	380
44,200	*	CPFL Energia S.A.	249
35,700		Energisa S.A.	322
38,450		Engie Brasil Energia S.A.	298
174,000	*	Equatorial Energia S.A.	743
210,500		Gerdau S.A. (Preference)	620
41,700	g	Hapvida Participacoes e Investimentos S.A.	477
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
71,500		Hypermarcas S.A.	$438
841,540		Investimentos Itau S.A. - PR	1,484
133,600		IRB Brasil Resseguros S	270
212,800		JBS S.A.	828
135,900		Klabin S.A.	508
2,122,890		Localiza Rent A Car	15,970
3,074,323		Lojas Americanas S.A. (Preference)	18,192
150,280		Lojas Renner S.A.	1,155
1,412,900		Magazine Luiza S.A.	18,616
55,300		Multiplan Empreendimentos Imobiliarios S.A.	208
141,500		Natura & Co Holding S.A.	1,038
6,810	*	Natura & Co Holding S.A. (RCT)	50
91,200		Notre Dame Intermedica Participacoes S.A.	1,141
635,555	*	Pagseguro Digital Ltd	22,461
143,500		Petrobras Distribuidora S.A.	569
726,200		Petroleo Brasileiro S.A.	2,983
929,238		Petroleo Brasileiro S.A. (Preference)	3,682
18,900		Porto Seguro S.A.	175
40,700		Raia Drogasil S.A.	828
206,800	*	Rumo S.A.	855
598,102	*	StoneCo Ltd	23,182
54,300		Sul America S.A.	450
105,880	*	Suzano Papel e Celulose S.A.	716
86,600		Telefonica Brasil S.A.	765
164,300		Tim Participacoes S.A.	429
142,100		Ultrapar Participacoes S.A.	480
704,400		Vale S.A.	7,243
158,660		Weg S.A.	1,477
8,378	e	Wheaton Precious Metals Corp	368
554,846	*	XP, Inc	23,309
		TOTAL BRAZIL	338,871

CANADA - 1.7%
28,660		Agnico-Eagle Mines Ltd	1,835
1,828	*,e	Air Canada	23
10,425	e	Algonquin Power & Utilities Corp	135
1,106,451		Alimentation Couche Tard, Inc	34,695
5,231		AltaGas Ltd	60
1,519		Atco Ltd	45
20,648		B2Gold Corp	117
12,020		Bank of Montreal	640
70,180		Bank of Nova Scotia	2,904
1,468,868		Barrick Gold Corp (Canada)	39,524
3,005		BCE, Inc	125
11,122	*	Blackberry Ltd (New)	54
55,118		Brookfield Asset Management, Inc	1,814
4,999		CAE, Inc	81
7,201		Cameco Corp (Toronto)	74
1,803		Canadian Apartment Properties REIT	65
57,980		Canadian Imperial Bank of Commerce	3,875
13,366		Canadian National Railway Co	1,183
22,282		Canadian Natural Resources Ltd (Canada)	387
224,483		Canadian Pacific Railway Ltd (Toronto)	57,100
1,103	e	Canadian Tire Corp Ltd	96
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,385		Canadian Utilities Ltd	$59
4,095	*,e	Canopy Growth Corp (Toronto)	66
2,684		CCL Industries	87
17,655		Cenovus Energy, Inc (Toronto)	83
4,523	*	CGI, Inc	285
3,636		CI Financial Corp	46
378		Constellation Software, Inc	427
2,925	*,e	Cronos Group, Inc	18
147,000	*	Descartes Systems Group, Inc	7,760
675,349		Dollarama, Inc	22,465
4,841		Emera, Inc	191
3,416		Empire Co Ltd	82
203,011		Enbridge, Inc (Toronto)	6,173
508		Fairfax Financial Holdings Ltd	157
1,795		First Capital Real Estate Investment Trust	18
8,713		Fortis, Inc	331
3,537		Franco-Nevada Corp	494
1,498		George Weston Ltd	110
3,707		Gildan Activewear, Inc	57
5,604		Great-West Lifeco, Inc	98
5,960	e,g	Hydro One Ltd	112
2,067		iA Financial Corp, Inc	69
1,410	e	IGM Financial, Inc	34
4,376	e	Imperial Oil Ltd	70
84,972		Intact Financial Corp	8,087
8,216	e	Inter Pipeline Ltd	77
4,210	e	Keyera Corp	64
49,500	*	Kinaxis, Inc	7,076
24,015	*	Kinross Gold Corp	173
5,117		Kirkland Lake Gold Ltd	211
515,661	*,e	Lightspeed POS, Inc	12,318
3,378		Loblaw Cos Ltd	165
5,523		Magna International, Inc	246
154,434		Manulife Financial Corp (Toronto)	2,101
4,759		Metro, Inc	196
6,328	e	National Bank of Canada	287
515,725	e	Nutrien Ltd (Toronto)	16,570
1,405		Onex Corp	63
5,097		Open Text Corp	216
3,758		Pan American Silver Corp (Toronto)	114
2,909	e	Parkland Corp	72
10,328		Pembina Pipeline Income Fund	258
76,529		Power Corp Of Canada	1,346
3,557		Quebecor, Inc	76
5,329		Restaurant Brands International, Inc (Toronto)	290
62,960		RioCan Real Estate Investment Trust	712
2,183		Ritchie Bros Auctioneers, Inc	89
6,675		Rogers Communications, Inc (Class B)	268
262,747		Royal Bank of Canada	17,827
4,354		Saputo, Inc	104
9,411		Shaw Communications, Inc (B Shares)	154
41,005	*	Shopify, Inc (Class A) (Toronto)	38,956
967		Smart Real Estate Investment Trust	15
58,007		Sun Life Financial, Inc	2,132
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
28,791		Suncor Energy, Inc	$485
193,905	e	TC Energy Corp	8,284
8,944		Teck Cominco Ltd	94
8,114		TELUS Corp	136
3,281		Thomson Reuters Corp	223
1,123		TMX Group Ltd	111
412,716		Toronto-Dominion Bank	18,420
7,240	e	West Fraser Timber Co Ltd	255
1,985		WSP Global, Inc	122
16,676		Yamana Gold, Inc	91
22,826	*	Zymeworks, Inc	823
		TOTAL CANADA	323,431

CHILE - 0.0%
630,925		Aguas Andinas S.A.	214
7,379		Antofagasta plc	85
8,565,247		Banco de Chile	756
8,894		Banco de Credito e Inversiones	302
12,391,339		Banco Santander Chile S.A.	507
96,748		Cencosud Shopping S.A.	172
285,565		Centros Comerciales Sudamericanos S.A.	400
31,017		Cia Cervecerias Unidas S.A.	223
1,609,232		Colbun S.A.	257
71,825		Embotelladora Andina S.A.	176
27,406		Empresa Nacional de Telecomunicaciones S.A.	177
214,711		Empresas CMPC S.A.	427
76,508		Empresas COPEC S.A.	513
5,621,199		Enersis Chile S.A.	420
6,561,125		Enersis S.A.	990
12,274		Lundin Mining Corp	66
151,085		SACI Falabella	478
21,737		Sociedad Quimica y Minera de Chile S.A. (Class B)	566
		TOTAL CHILE	6,729

CHINA - 5.7%
29,000		360 Security Technology, Inc	75
261,500	*,e,g	3SBio, Inc	333
5,300	*	51job, Inc (ADR)	380
18,300	*	58.COM, Inc (ADR)	987
140,500	e	AAC Technologies Holdings, Inc	868
3,800		Accelink Technologies Co Ltd	18
14,200		Addsino Co Ltd	28
17,600		AECC Aero-Engine Control Co Ltd	34
31,600	*	AECC Aviation Power Co Ltd	105
244,000		Agile Property Holdings Ltd	289
5,423,000	*	Agricultural Bank of China Ltd	2,195
856,400	*	Agricultural Bank of China Ltd (Class A)	410
294,437		Aier Eye Hospital Group Co Ltd	1,812
73,900		Air China Ltd	70
364,000	e	Air China Ltd (H shares)	219
24,000		Airtac International Group	424
24,900	*	Aisino Corp	57
76,000	g	AK Medical Holdings Ltd	242
1,035,644	*	Alibaba Group Holding Ltd (ADR)	223,388
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
690,000	*	Alibaba Health Information Technology Ltd	$2,029
82,500	g	A-Living Services Co Ltd	419
946,000	*	Aluminum Corp of China Ltd	178
182,500	*	Aluminum Corp of China Ltd (Class A)	72
107,430		Angang Steel Co Ltd	37
11,400		Angel Yeast Co Ltd	80
237,500		Anhui Conch Cement Co Ltd	1,609
48,200		Anhui Conch Cement Co Ltd (Class A)	363
22,000	*	Anhui Gujing Distillery Co Ltd	237
5,100	*	Anhui Gujing Distillery Co Ltd (Class A)	109
8,400		Anhui Kouzi Distillery Co Ltd	61
205,000		Anta Sports Products Ltd	1,824
14,200		Apeloa Pharmaceutical Co Ltd	47
2,300		Asymchem Laboratories Tianjin Co Ltd	79
3,000		Autobio Diagnostics Co Ltd	69
11,300		Autohome, Inc (ADR)	853
33,200		AVIC Aircraft Co Ltd	84
80,200		Avic Capital Co Ltd	45
44,800	*	AVIC Electromechanical Systems Co Ltd	50
11,800		AVIC Jonhon Optronic Technology Co Ltd	69
10,200		AVIC Shenyang Aircraft Co Ltd	47
501,000		AviChina Industry & Technology Co	229
6,800	*	AVICOPTER plc	40
26,300	*	BAIC BluePark New Energy Technology Co Ltd	24
380,500	g	BAIC Motor Corp Ltd	167
52,500	*	Baidu, Inc (ADR)	6,294
265,100		Bank of Beijing Co Ltd	184
39,500		Bank of Chengdu Co Ltd	45
383,500	*	Bank of China Ltd	189
15,405,000	*	Bank of China Ltd (Hong Kong)	5,707
502,500		Bank of Communications Co Ltd	365
1,752,000	*	Bank of Communications Co Ltd (Hong Kong)	1,085
61,800		Bank of Hangzhou Co Ltd	78
142,600		Bank of Jiangsu Co Ltd	115
115,600		Bank of Nanjing Co Ltd	120
68,200		Bank of Ningbo Co Ltd	254
152,422		Bank of Shanghai Co Ltd	179
289,900		Baoshan Iron & Steel Co Ltd	188
8,864	*,e	Baozun, Inc (ADR)	341
48,500		BBMG Corp	21
783	*	BeiGene Ltd (ADR)	148
13,700		Beijing Capital Development Co Ltd	11
394,000		Beijing Capital International Airport Co Ltd	247
55,100		Beijing Dabeinong Technology Group Co Ltd	71
5,200	*	Beijing E-Hualu Information Technology Co Ltd	41
34,000		Beijing Enlight Media Co Ltd	53
107,500		Beijing Enterprises Holdings Ltd	361
1,068,000		Beijing Enterprises Water Group Ltd	419
15,100		Beijing Kunlun Tech Co Ltd	54
23,800		Beijing New Building Materials plc	72
19,500		Beijing Oriental Yuhong Waterproof Technology Co Ltd	112
35,500		Beijing Originwater Technology Co Ltd	41
10,900		Beijing Shiji Information Technology Co Ltd	60
10,300		Beijing Shunxin Agriculture Co Ltd	83
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
19,200		Beijing Sinnet Technology Co Ltd	$71
7,000		Beijing Thunisoft Corp Ltd	28
11,700	*	Beijing Tiantan Biological Products Corp Ltd	75
19,500		Beijing Tongrentang Co Ltd	75
44,700		Beijing Yanjing Brewery Co Ltd	43
41,000	*,e	BEST, Inc (ADR)	175
4,700		Betta Pharmaceuticals Co Ltd	93
5,100	*	BGI Genomics Co Ltd	112
18,700	*,e	Bilibili, Inc (ADR)	866
417,400	*	BOE Technology Group Co Ltd	278
36,100	*	Bohai Leasing Co Ltd	15
644,000		Bosideng International Holdings Ltd	201
570,000		Brilliance China Automotive Holdings Ltd	516
16,200	*	BTG Hotels Group Co Ltd	35
32,800	g	Budweiser Brewing Co APAC Ltd	96
23,600		BYD Co Ltd	241
126,000	e	BYD Co Ltd (H shares)	982
132,000	*,e	BYD Electronic International Co Ltd	305
26,800		By-health Co Ltd	75
15,600		C&S Paper Co Ltd	49
48,600		Caitong Securities Co Ltd	71
12,000	*,e,g	CanSino Biologics, Inc	330
5,600		Centre Testing International Group Co Ltd	16
2,085,000	g	CGN Power Co Ltd	432
5,800		Chacha Food Co Ltd	45
4,800		Changchun High & New Technology Industry Group, Inc	295
83,500		Changjiang Securities Co Ltd	80
271,600	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	210
1,300		Changzhou Xingyu Automotive Lighting Systems Co Ltd	23
17,400		Chaozhou Three-Circle Group Co Ltd	68
10,300		Chengdu Kanghong Pharmaceutical Group Co Ltd	72
40,000	*	China Aerospace Times Electronics Co Ltd	37
9,579,000	†,e	China Animal Healthcare Ltd	12
230,000		China Aoyuan Group Ltd	281
7,800		China Avionics Systems Co Ltd	15
1,885,000	*	China Cinda Asset Management Co Ltd	372
1,832,000		China Citic Bank	803
54,500		China CITIC Bank Corp Ltd	40
59,900		China Communications Construction Co Ltd	62
904,000	e	China Communications Construction Co Ltd (Hong Kong)	513
492,000		China Communications Services Corp Ltd	308
307,000		China Conch Venture Holdings Ltd	1,303
149,000		China Construction Bank Corp	133
18,364,000		China Construction Bank Corp (Hong Kong)	14,937
602,000	*	China COSCO Holdings Co Ltd	174
111,500	g	China East Education Holdings Ltd	203
103,800	*	China Eastern Airlines Corp Ltd	62
366,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	132
122,000		China Education Group Holdings Ltd	197
491,100		China Everbright Bank Co Ltd	249
629,000		China Everbright Bank Co Ltd (Hong Kong)	238
765,555		China Everbright International Ltd	406
194,000		China Everbright Ltd	283
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
356,000	*,e	China Evergrande Group	$926
178,000	g	China Feihe Ltd	359
20,700		China Film Co Ltd	39
33,341		China Fortune Land Development Co Ltd	108
694,000	*	China Galaxy Securities Co Ltd	378
49,700	*	China Galaxy Securities Co Ltd (Class A)	81
501,400		China Gas Holdings Ltd	1,553
53,800		China Gezhouba Group Co Ltd	45
28,100	*	China Great Wall Securities Co Ltd	49
36,200		China Greatwall Technology Group Co Ltd	68
376,500		China Hongqiao Group Ltd	168
2,101,000	*,g	China Huarong Asset Management Co Ltd	213
330,000		China Insurance International Holdings Co Ltd	533
272,400	*,e,g	China International Capital Corp Ltd	539
23,400	*	China International Travel Service Corp Ltd	513
39,600		China Jushi Co Ltd	51
206,000		China Lesso Group Holdings Ltd	270
1,439,000	*	China Life Insurance Co Ltd	2,904
28,200	*	China Life Insurance Co Ltd (Class A)	109
60,800	*,e,g	China Literature Ltd	412
672,000		China Longyuan Power Group Corp	379
278,000		China Medical System Holdings Ltd	329
7,600		China Meheco Co Ltd	15
529,000		China Mengniu Dairy Co Ltd	2,028
750,000		China Merchants Bank Co Ltd	3,476
237,400		China Merchants Bank Co Ltd (Class A)	1,137
99,200		China Merchants Energy Shipping Co Ltd	82
303,426		China Merchants Holdings International Co Ltd	360
11,900	*	China Merchants Property Operation & Service Co Ltd	52
66,400		China Merchants Securities Co Ltd	207
72,500		China Merchants Shekou Industrial Zone Holdings Co Ltd	169
449,400	*	China Minsheng Banking Corp Ltd	361
1,155,800	*	China Minsheng Banking Corp Ltd (Hong Kong)	796
1,176,000		China Mobile Hong Kong Ltd	7,940
678,000	e	China Molybdenum Co Ltd	224
211,200		China Molybdenum Co Ltd (Class A)	110
6,000		China National Accord Medicines Corp Ltd	38
762,000		China National Building Material Co Ltd	817
53,200	*	China National Chemical Engineering Co Ltd	41
9,500		China National Medicines Corp Ltd	55
145,600		China National Nuclear Power Co Ltd	84
6,100		China National Software & Service Co Ltd	69
42,900	*	China Northern Rare Earth Group High-Tech Co Ltd	57
384,000		China Oilfield Services Ltd	350
1,586,935		China Overseas Land & Investment Ltd	4,846
79,700		China Pacific Insurance Group Co Ltd	309
542,000		China Pacific Insurance Group Co Ltd (Hong Kong)	1,457
1,104,000		China Power International Development Ltd	203
408,500		China Railway Construction Corp	324
134,913		China Railway Construction Corp Ltd	160
236,400		China Railway Group Ltd	168
773,000		China Railway Group Ltd (Hong Kong)	399
370,000	g	China Railway Signal & Communication Corp Ltd	160
1,334,000		China Reinsurance Group Corp	137
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
280,000		China Resources Beer Holdings Company Ltd	$1,563
176,000		China Resources Gas Group Ltd	861
613,836		China Resources Land Ltd	2,346
351,500	g	China Resources Pharmaceutical Group Ltd	204
404,000		China Resources Power Holdings Co	477
11,100		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	46
85,400		China Shenhua Energy Co Ltd	174
697,500		China Shenhua Energy Co Ltd (Hong Kong)	1,083
305,300		China Shipbuilding Industry Co Ltd	173
278,000	*	China Shipping Development Co Ltd	125
22,800		China South Publishing & Media Group Co Ltd	34
364,000	*,e	China Southern Airlines Co Ltd	163
102,600		China Southern Airlines Co Ltd (Class A)	75
13,500	*	China Spacesat Co Ltd	59
511,720		China State Construction Engineering Corp Ltd	346
392,000		China State Construction International Holdings Ltd	230
2,672,000		China Telecom Corp Ltd	751
8,592,000	g	China Tower Corp Ltd	1,527
17,400	*	China TransInfo Technology Co Ltd	59
1,264,000		China Unicom Ltd	688
361,400		China United Network Communications Ltd	248
332,800		China Vanke Co Ltd	1,062
118,700		China Vanke Co Ltd (Class A)	441
271,100		China Yangtze Power Co Ltd	728
232,000	g	China Yuhua Education Corp Ltd	192
7,800		Chinese Universe Publishing and Media Group Co Ltd	13
6,200		Chongqing Brewery Co Ltd	64
42,600		Chongqing Changan Automobile Co Ltd	66
13,200		Chongqing Fuling Zhacai Group Co Ltd	67
555,000		Chongqing Rural Commercial Bank	219
17,800	*	Chongqing Zhifei Biological Products Co Ltd	252
614,535		CIFI Holdings Group Co Ltd	484
1,133,000		Citic Pacific Ltd	1,070
446,000	e	CITIC Securities Co Ltd	851
120,500		CITIC Securities Co Ltd (Class A)	412
3,539,000		CNOOC Ltd	3,972
25,400		Contemporary Amperex Technology Co Ltd	633
406,445	e	COSCO Pacific Ltd	219
82,500	*	COSCO SHIPPING Development Co Ltd	22
64,900	*	COSCO SHIPPING Energy Transportation Co Ltd	60
77,500	*	COSCO SHIPPING Holdings Co Ltd	38
1,460,000		Country Garden Holdings Co Ltd	1,811
258,000		Country Garden Services Holdings Co Ltd	1,204
905,000		CRRC Corp Ltd	384
316,800		CRRC Corp Ltd (Class A)	250
33,100		CSC Financial Co Ltd	185
1,072,800		CSPC Pharmaceutical Group Ltd	2,032
11,990		Da An Gene Co Ltd	46
417,500	g	Dali Foods Group Co Ltd	254
204,100	*	Daqin Railway Co Ltd	203
15,820		Dawning Information Industry Co Ltd	86
42,000		DHC Software Co Ltd	75
14,300		Dong-E-E-Jiao Co Ltd	73
31,200		Dongfang Electric Corp Ltd	39
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
554,000		Dongfeng Motor Group Co Ltd	$334
27,500		Dongxing Securities Co Ltd	43
98,760		East Money Information Co Ltd	283
151,100		ENN Energy Holdings Ltd	1,708
23,570		Eve Energy Co Ltd	160
42,900		Everbright Securities Co Ltd	98
52,243	*	Fangda Carbon New Material Co Ltd	47
376,000		Far East Horizon Ltd	321
14,000		Fiberhome Telecommunication Technologies Co Ltd	58
45,000		First Capital Securities Co Ltd	44
194,500		Focus Media Information Technology Co Ltd	154
30,960		Foshan Haitian Flavouring & Food Co Ltd	545
495,000		Fosun International	634
105,300		Founder Securities Co Ltd	106
65,400		Foxconn Industrial Internet Co Ltd	141
1,016,000		Franshion Properties China Ltd	723
6,200	*	Fujian Star-net Communication Co Ltd	31
12,500	*	Fujian Sunner Development Co Ltd	51
27,600	*	Future Land Holdings Co Ltd	122
30,100	*	Fuyao Glass Industry Group Co Ltd	89
107,200	*,g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	257
700		G-bits Network Technology Xiamen Co Ltd	54
69,900	*	GCL System Integration Technology Co Ltd	26
342,400	*	GD Power Development Co Ltd	90
1,376,648	*	GDS Holdings Ltd (ADR)	109,664
1,124,000		Geely Automobile Holdings Ltd	1,786
29,200		GEM Co Ltd	21
49,100		Gemdale Corp	95
208,000	*,e	Genscript Biotech Corp	430
253,000		GF Securities Co Ltd	272
76,000	*	GF Securities Co Ltd (Class A)	152
15,000		Giant Network Group Co Ltd	37
5,180		Gigadevice Semiconductor Beijing, Inc	174
14,400		Glodon Co Ltd	143
36,100		GoerTek, Inc	151
1,905,000	*,e	GOME Electrical Appliances Holdings Ltd	319
13,100	*	Grandjoy Holdings Group Co Ltd	9
627,500		Great Wall Motor Co Ltd	395
38,300		Gree Electric Appliances, Inc of Zhuhai	308
73,800		Greenland Holdings Corp Ltd	65
222,000		Greentown Service Group Co Ltd	263
30,400		GRG Banking Equipment Co Ltd	56
14,800	*,e	GSX Techedu, Inc (ADR)	888
18,500		Guangdong Haid Group Co Ltd	125
36,200	*	Guangdong HEC Technology Holding Co Ltd	36
7,600	*	Guangdong Hongda Blasting Co Ltd	38
578,000		Guangdong Investments Ltd	997
74,500	*	Guangdong LY Intelligent Manufacturing Co Ltd	113
132,800	*	Guanghui Energy Co Ltd	51
584,000		Guangzhou Automobile Group Co Ltd (Hong Kong)	425
31,300		Guangzhou Baiyun International Airport Co Ltd	68
17,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	79
23,500		Guangzhou Haige Communications Group, Inc Co	43
5,100		Guangzhou Kingmed Diagnostics Group Co Ltd	65
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
277,600		Guangzhou R&F Properties Co Ltd	$327
7,895		Guangzhou Shiyuan Electronic Technology Co Ltd	112
3,400		Guangzhou Wondfo Biotech Co Ltd	50
14,600	*	Guocheng Mining Co Ltd	38
47,700		Guosen Securities Co Ltd	76
95,400		Guotai Junan Securities Co Ltd	234
117,600	g	Guotai Junan Securities Co Ltd (Hong Kong)	164
8,600		Guoxuan High-Tech Co Ltd	33
32,300		Guoyuan Securities Co Ltd	39
150,000	e,g	Haidilao International Holding Ltd	637
241,000	e	Haier Electronics Group Co Ltd	734
214,200	*	Hainan Airlines Holding Co Ltd	46
124,000		Haitian International Holdings Ltd	253
566,000		Haitong Securities Co Ltd	460
101,700		Haitong Securities Co Ltd (Class A)	182
106,300		Hangzhou Hikvision Digital Technology Co Ltd	459
11,730		Hangzhou Robam Appliances Co Ltd	52
17,000		Hangzhou Silan Microelectronics Co Ltd	35
127,200		Hangzhou Tigermed Consulting Co Ltd	1,831
102,000	*,g	Hansoh Pharmaceutical Group Co Ltd	482
6,400		Hefei Meiya Optoelectronic Technology, Inc	48
24,400		Heilongjiang Agriculture Co Ltd	56
33,700		Henan Shuanghui Investment & Development Co Ltd	220
126,000		Hengan International Group Co Ltd	992
60,580		Hengli Petrochemical Co Ltd	120
23,200		Hengtong Optic-electric Co Ltd	54
44,330		Hengyi Petrochemical Co Ltd	57
91,000		Hesteel Co Ltd	26
7,200		Hithink RoyalFlush Information Network Co Ltd	136
19,300		Holitech Technology Co Ltd	14
9,100	*	Hongfa Technology Co Ltd	52
6,260		Hopewell Highway Infrastructure Ltd	2
90,000	*,e,g	Hua Hong Semiconductor Ltd	316
48,600	*	Huaan Securities Co Ltd	47
95,000		Huadian Power International Corp Ltd (Class A)	46
22,540		Huadong Medicine Co Ltd	81
10,800	*	Huagong Tech Co Ltd	38
22,360		Hualan Biological Engineering, Inc	159
113,600	*	Huaneng Power International, Inc	68
792,000	*	Huaneng Power International, Inc (Hong Kong)	299
294,600	e,g	Huatai Securities Co Ltd	472
94,400		Huatai Securities Co Ltd (Class A)	252
30,800		Huaxi Securities Co Ltd	46
119,200		Huaxia Bank Co Ltd	103
17,000	*	Huaxin Cement Co Ltd	57
36,500		Huayu Automotive Systems Co Ltd	108
25,900		Huazhu Group Ltd (ADR)	908
51,000		Hubei Biocause Pharmaceutical Co Ltd	38
15,600		Hubei Jumpcan Pharmaceutical Co Ltd	56
6,200		Hubei Kaile Science & Technology Co Ltd	12
72,200		Hunan Valin Steel Co Ltd	39
13,663		Hundsun Technologies, Inc	209
13,700	*	Hutchison China MediTech Ltd (ADR)	378
12,300	*,e	HUYA, Inc (ADR)	230
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
27,700		Iflytek Co Ltd	$148
628,100		Industrial & Commercial Bank of China Ltd	443
11,679,000		Industrial & Commercial Bank of China Ltd (Hong Kong)	7,061
244,000	*	Industrial Bank Co Ltd	546
83,900		Industrial Securities Co Ltd	82
578,600		Inner Mongolia BaoTou Steel Union Co Ltd	89
8,300		Inner Mongolia First Machinery Group Co Ltd	12
92,700		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	33
34,700		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	12
79,300		Inner Mongolia Yili Industrial Group Co Ltd	350
243,000		Inner Mongolia Yitai Coal Co	158
179,000	*,g	Innovent Biologics, Inc	1,332
17,584		Inspur Electronic Information Industry Co Ltd	99
43,300	*	IQIYI, Inc (ADR)	1,004
10,260		Jafron Biomedical Co Ltd	101
163,200	*	JD.com, Inc (ADR)	9,821
34,800	*	Jiangsu Changshu Rural Commercial Bank Co Ltd	37
264,000		Jiangsu Express	310
9,800		Jiangsu Hengli Hydraulic Co Ltd	112
182,000		Jiangsu Hengrui Medicine Co Ltd	2,379
16,300		Jiangsu King’s Luck Brewery JSC Ltd	92
26,899		Jiangsu Shagang Co Ltd	48
19,600		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	293
4,300		Jiangsu Yangnong Chemical Co Ltd	50
12,100		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	62
44,600		Jiangsu Zhongnan Construction Group Co Ltd	56
36,000		Jiangsu Zhongtian Technology Co Ltd	59
270,000		Jiangxi Copper Co Ltd	275
32,458		Jiangxi Copper Co Ltd (Class A)	62
11,700		Jiangxi Ganfeng Lithium Co Ltd	89
32,400		Jiangxi Zhengbang Technology Co Ltd	80
21,500	*	Jilin Aodong Pharmaceutical Group Co Ltd	48
14,400		Jinduicheng Molybdenum Co Ltd	13
51,200	*	Jinke Properties Group Co Ltd	59
14,000		Jinyu Bio-Technology Co Ltd	55
20,800	*	Joincare Pharmaceutical Group Industry Co Ltd	48
20,900	*	Jointown Pharmaceutical Group Co Ltd	55
11,700		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	97
8,800		Joyoung Co Ltd	46
11,100	*	JOYY, Inc (ADR)	983
7,100	*	Juewei Food Co Ltd	71
6,600		Juneyao Airlines Co Ltd	9
468,000	e	Kaisa Group Holdings Ltd	178
134,000		Kingboard Chemical Holdings Ltd	350
455,000		Kingdee International Software Group Co Ltd	1,065
1,034,000	e	Kingsoft Corp Ltd	4,843
47,500	*,e,g	Koolearn Technology Holding Ltd	192
14,300		Kweichow Moutai Co Ltd	2,970
249,064		KWG Property Holding Ltd	423
3,400		Laobaixing Pharmacy Chain JSC	48
291,000		Lee & Man Paper Manufacturing Ltd	158
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
131,400	g	Legend Holdings Corp	$154
1,424,000		Lenovo Group Ltd	795
37,000		Lens Technology Co Ltd	148
90,000		Leo Group Co Ltd	49
21,000		Lepu Medical Technology Beijing Co Ltd	109
16,000		Leyard Optoelectronic Co Ltd	14
398,000		Li Ning Co Ltd	1,275
17,200		Liaoning Cheng Da Co Ltd	46
8,100		Livzon Pharmaceutical Group, Inc	55
256,000		Logan Property Holdings Co Ltd	457
27,000		Lomon Billions Group Co Ltd	71
339,500	g	Longfor Properties Co Ltd	1,625
47,260		LONGi Green Energy Technology Co Ltd	273
12,900		Luenmei Quantum Co Ltd	26
80,209		Luxshare Precision Industry Co Ltd	586
377,000	e,g	Luye Pharma Group Ltd	232
18,400		Luzhou Laojiao Co Ltd	238
110,012	*	Maanshan Iron & Steel Co Ltd (Class A)	40
18,590	*	Mango Excellent Media Co Ltd	172
47,000		Meinian Onehealth Healthcare Holdings Co Ltd	96
677,400	*	Meituan Dianping (Class B)	15,137
188,900		Metallurgical Corp of China Ltd	67
30,000		Momo, Inc (ADR)	524
43,860		Muyuan Foodstuff Co Ltd	510
29,500		NanJi E-Commerce Co Ltd	89
5,100		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	47
39,900		Nanjing Securities Co Ltd	81
12,900	*	Nanyang Topsec Technologies Group, Inc	49
54,000		NARI Technology Co Ltd	156
6,000		NAURA Technology Group Co Ltd	145
24,400	*	NavInfo Co Ltd	57
15,600		Netease.com (ADR)	6,698
25,500		New China Life Insurance Co Ltd	160
168,000	e	New China Life insurance Co Ltd (Hong Kong)	567
51,000		New Hope Liuhe Co Ltd	216
27,200	*	New Oriental Education & Technology Group (ADR)	3,542
6,500		Newland Digital Technology Co Ltd	15
12,100		Ninestar Corp	56
15,700	*	Ningbo Joyson Electronic Corp	53
12,100	*	Ningbo Tuopu Group Co Ltd	48
124,800	*	Ningbo Zhoushan Port Co Ltd	63
170,200	*,e	NIO, Inc (ADR)	1,314
6,600	*,e	Noah Holdings Ltd (ADR)	168
30,200		Northeast Securities Co Ltd	36
75,900		Oceanwide Holdings Co Ltd	41
19,300		Offcn Education Technology Co Ltd	76
93,200		Offshore Oil Engineering Co Ltd	60
35,400	*	O-film Tech Co Ltd	92
3,600	*	Oppein Home Group, Inc	59
63,000		Orient Securities Co Ltd	85
6,750		Ovctek China, Inc	66
91,300	*	Pacific Securities Co Ltd	41
90,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	26
1,726,000		People’s Insurance Co Group of China Ltd	506
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
70,300	*	People’s Insurance Co Group of China Ltd (Class A)	$64
15,600	*	Perfect World Co Ltd	128
1,348,000		PICC Property & Casualty Co Ltd	1,120
49,136	*	Pinduoduo, Inc (ADR)	4,218
234,500		Ping An Bank Co Ltd	426
146,300	*,e,g	Ping An Healthcare and Technology Co Ltd	2,243
7,794,703		Ping An Insurance Group Co of China Ltd	77,705
125,400		Ping An Insurance Group Co of China Ltd (Class A)	1,269
23,200	e	Poly Property Development Co Ltd	235
139,300		Poly Real Estate Group Co Ltd	292
1,920,000	g	Postal Savings Bank of China Co Ltd	1,106
175,500		Power Construction Corp of China Ltd	86
1,900		Proya Cosmetics Co Ltd	49
75,200		Qingdao Haier Co Ltd	189
63,300		Qingdao Rural Commercial Bank Corp	40
51,600		RiseSun Real Estate Development Co Ltd	59
41,500		Rongsheng Petro Chemical Co Ltd	73
100,100		SAIC Motor Corp Ltd	242
51,600		Sanan Optoelectronics Co Ltd	183
3,300		Sangfor Technologies, Inc	97
30,800		Sansteel Minguang Co Ltd	29
100,600		Sany Heavy Industry Co Ltd	268
36,400		SDIC Capital Co Ltd	66
98,000		SDIC Power Holdings Co Ltd	109
74,700		Sealand Securities Co Ltd	46
432,000		Seazen Group Ltd	375
634,500	*,e	Semiconductor Manufacturing International Corp	2,226
37,200		SF Holding Co Ltd	288
1,800		SG Micro Corp	78
130,100		Shaanxi Coal Industry Co Ltd	133
16,370		Shandong Buchang Pharmaceuticals Co Ltd	67
32,300	*	Shandong Gold Mining Co Ltd	170
20,100		Shandong Hualu Hengsheng Chemical Co Ltd	50
3,700		Shandong Linglong Tyre Co Ltd	11
177,200		Shandong Nanshan Aluminum Co Ltd	51
5,100		Shandong Sinocera Functional Material Co Ltd	24
28,800	*	Shandong Sun Paper Industry JSC Ltd	39
472,000		Shandong Weigao Group Medical Polymer Co Ltd	1,054
95,500		Shanghai 2345 Network Holding Group Co Ltd	38
10,300		Shanghai Baosight Software Co Ltd	87
74,200		Shanghai Construction Group Co Ltd	32
80,700		Shanghai Electric Group Co Ltd	58
548,000	*	Shanghai Electric Group Co Ltd (Hong Kong)	156
32,800		Shanghai Electric Power Co Ltd	34
25,600		Shanghai Fosun Pharmaceutical Group Co Ltd	122
103,000		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	345
104,000		Shanghai Industrial Holdings Ltd	161
12,300		Shanghai International Airport Co Ltd	126
126,600	*	Shanghai International Port Group Co Ltd	75
9,100	*	Shanghai Jahwa United Co Ltd	62
9,200		Shanghai Jinjiang International Hotels Development Co Ltd	36
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
234,669		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	$182
10,700		Shanghai M&G Stationery, Inc	83
44,100		Shanghai Oriental Pearl Group Co Ltd	60
31,700		Shanghai Pharmaceuticals Holding Co Ltd	82
167,000		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	281
339,700	*	Shanghai Pudong Development Bank Co Ltd	509
5,000		Shanghai Putailai New Energy Technology Co Ltd	73
66,900	*	Shanghai RAAS Blood Products Co Ltd	80
25,000		Shanghai Tunnel Engineering Co Ltd	20
31,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	39
20,500		Shanghai Zhangjiang High-Tech Park Development Co Ltd	59
61,779		Shanxi Lu’an Environmental Energy Development Co Ltd	49
62,400	*	Shanxi Meijin Energy Co Ltd	56
30,030		Shanxi Securities Co Ltd	28
76,500		Shanxi Taigang Stainless Steel Co Ltd	36
10,000		Shanxi Xinghuacun Fen Wine Factory Co Ltd	205
114,270		Shanxi Xishan Coal & Electricity Power Co Ltd	61
56,400	*	Shenergy Co Ltd	47
27,700		Shengyi Technology Co Ltd	116
5,880		Shennan Circuits Co Ltd	140
282,300	*	Shenwan Hongyuan Group Co Ltd	202
33,600		Shenzhen Airport Co Ltd	36
148,000		Shenzhen Expressway Co Ltd	150
5,500		Shenzhen Goodix Technology Co Ltd	174
10,200		Shenzhen Hepalink Pharmaceutical Group Co Ltd	36
21,100		Shenzhen Inovance Technology Co Ltd	114
213,985		Shenzhen International Holdings Ltd	343
672,776		Shenzhen Investment Ltd	214
17,100		Shenzhen Kaifa Technology Co Ltd	53
7,200		Shenzhen Kangtai Biological Products Co Ltd	165
6,800	*	Shenzhen Kingdom Sci-Tech Co Ltd	19
59,561		Shenzhen Mindray Bio-Medical Electronics Co Ltd	2,574
86,800		Shenzhen Overseas Chinese Town Co Ltd	75
14,300		Shenzhen Salubris Pharmaceuticals Co Ltd	60
11,600		Shenzhen Sunway Communication Co Ltd	88
158,500		Shenzhou International Group Holdings Ltd	1,927
14,500		Shijiazhuang Yiling Pharmaceutical Co Ltd	64
229,000		Shimao Property Holdings Ltd	979
818,500		Shui On Land Ltd	138
11,900	*	Siasun Robot & Automation Co Ltd	23
68,300		Sichuan Chuantou Energy Co Ltd	90
21,900		Sichuan Kelun Pharmaceutical Co Ltd	65
13,700	*	Sichuan Languang Development Co Ltd	10
6,600		Sichuan Swellfun Co Ltd	58
304,400		Silergy Corp	19,941
12,422	*	Sina Corp	446
35,900		Sinolink Securities Co Ltd	58
623,000		Sino-Ocean Land Holdings Ltd	150
360,000		Sinopec Engineering Group Co Ltd	155
880,000	e	Sinopec Shanghai Petrochemical Co Ltd	212
119,300		Sinopec Shanghai Petrochemical Co Ltd (Class A)	59
269,600		Sinopharm Group Co	693
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
24,400		Sinotrans Ltd (Class A)	$11
137,500		Sinotruk Hong Kong Ltd	359
428,000	*	Soho China Ltd	151
29,200		Songcheng Performance Development Co Ltd	72
43,940		SooChow Securities Co Ltd	51
60,100		Southwest Securities Co Ltd	39
7,300	*	Spring Airlines Co Ltd	37
18,800		STO Express Co Ltd	44
454,500		Sun Art Retail Group Ltd	780
486,000		Sunac China Holdings Ltd	2,057
123,500	*	Suning.com Co Ltd	154
1,020,000		Sunny Optical Technology Group Co Ltd	16,416
19,000		Sunwoda Electronic Co Ltd	51
15,500		Suofeiya Home Collection Co Ltd	53
16,500		Suzhou Dongshan Precision Manufacturing Co Ltd	70
42,100		Suzhou Gold Mantis Construction Decoration Co Ltd	47
73,000	*	TAL Education Group (ADR)	4,992
16,900		Tangshan Jidong Cement Co Ltd	39
63,800		TBEA Co Ltd	61
156,400		TCL Corp	138
4,430,200		Tencent Holdings Ltd	283,878
69,800	*	Tencent Music Entertainment (ADR)	940
4,400		Thunder Software Technology Co Ltd	49
82,500		Tianfeng Securities Co Ltd	71
9,200		Tianjin 712 Communication & Broadcasting Co Ltd	50
37,900		Tianjin Chase Sun Pharmaceutical Co Ltd	30
33,400		Tianjin Zhonghuan Semiconductor Co Ltd	106
21,800		Tianma Microelectronics Co Ltd	48
20,360	*	Tianqi Lithium Corp	67
32,600		Tianshui Huatian Technology Co Ltd	63
376,000		Tingyi Cayman Islands Holding Corp	586
7,300		Toly Bread Co Ltd	53
168,800	*,e	Tongcheng-Elong Holdings Ltd	307
13,500	*	TongFu Microelectronics Co Ltd	48
31,900		Tonghua Dongbao Pharmaceutical Co Ltd	79
23,300	*	Tongkun Group Co Ltd	42
57,100		Tongling Nonferrous Metals Group Co Ltd	16
52,600		Tongwei Co Ltd	130
3,500	*	Topchoice Medical Corp	83
7,114,912	g	Topsports International Holdings Ltd	9,154
43,700		Transfar Zhilian Co Ltd	34
184,000		Travelsky Technology Ltd	326
91,000	*	Trip.com Group Ltd (ADR)	2,359
82,000		Tsingtao Brewery Co Ltd	612
9,100		Tsingtao Brewery Co Ltd (Class A)	99
51,000		Tunghsu Optoelectronic Technology Co Ltd	19
7,200	*	Unigroup Guoxin Microelectronics Co Ltd	74
266,000		Uni-President China Holdings Ltd	266
20,500	*	Unisplendour Corp Ltd	125
8,400		Universal Scientific Industrial Shanghai Co Ltd	26
9,900		Venustech Group, Inc	59
84,200	*	Vipshop Holdings Ltd (ADR)	1,676
7,500	*	Visionox Technology, Inc	15
19,100		Walvax Biotechnology Co Ltd	141
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
29,200	*	Wanda Film Holding Co Ltd	$63
29,900		Wangsu Science & Technology Co Ltd	36
38,700		Wanhua Chemical Group Co Ltd	275
996,000	e	Want Want China Holdings Ltd	757
10,700	*,e	Weibo Corp (ADR)	360
373,000		Weichai Power Co Ltd	703
71,000	*	Weichai Power Co Ltd (Class A)	138
11,600		Weifu High-Technology Group Co Ltd	34
6,000		Weihai Guangwei Composites Co Ltd	53
79,440		Wens Foodstuffs Group Co Ltd	246
48,800		Western Securities Co Ltd	57
10,700		Westone Information Industry, Inc	33
6,800		Will Semiconductor Ltd	196
38,062		Wilmar International Ltd	113
11,900	*	Wingtech Technology Co Ltd	213
29,250		Winning Health Technology Group Co Ltd	95
574,000	e	Winteam Pharmaceutical Group Ltd	278
16,400	*	Wonders Information Co Ltd	51
61,700		Wuchan Zhongda Group Co Ltd	37
18,020		Wuhan Guide Infrared Co Ltd	75
22,600		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	150
31,200		Wuhu Token Science Co Ltd	50
44,600		Wuliangye Yibin Co Ltd	1,084
21,900		WUS Printed Circuit Kunshan Co Ltd	78
25,480		WuXi AppTec Co Ltd	348
43,040	e,g	WuXi AppTec Co Ltd (Hong Kong)	562
2,870,450	*,g	Wuxi Biologics Cayman, Inc	52,689
10,800	*	Wuxi Lead Intelligent Equipment Co Ltd	71
26,200		Wuxi Taiji Industry Co Ltd	44
78,500	*	XCMG Construction Machinery Co Ltd	66
12,300		Xiamen C & D, Inc	14
5,300		Xiamen Intretech, Inc	44
8,700		Xiamen Tungsten Co Ltd	15
1,997,200	*,g	Xiaomi Corp	3,319
110,000		Xinhu Zhongbao Co Ltd	47
42,600		Xinjiang Goldwind Science & Technology Co Ltd	60
155,000	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	133
784,863		Xinyi Solar Holdings Ltd	755
48,100		Yango Group Co Ltd	43
54,049	e	Yangzijiang Shipbuilding	36
13,300	*	Yantai Jereh Oilfield Services Group Co Ltd	59
362,000		Yanzhou Coal Mining Co Ltd	273
57,000		Yanzhou Coal Mining Co Ltd (Class A)	71
7,050		Yealink Network Technology Corp Ltd	68
15,100		Yifan Pharmaceutical Co Ltd	49
7,140		Yifeng Pharmacy Chain Co Ltd	92
91,000	e	Yihai International Holding Ltd	938
26,300		Yintai Gold Co Ltd	59
120,400		Yonghui Superstores Co Ltd	160
37,659		Yonyou Network Technology Co Ltd	236
6,000	*	Youzu Interactive Co Ltd	22
19,100		Yuan Longping High-tech Agriculture Co Ltd	45
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,322,000		Yuexiul Property Co Ltd	$237
206,651		Yum China Holdings, Inc	9,934
29,380		Yunda Holding Co Ltd	102
16,500		Yunnan Baiyao Group Co Ltd	220
8,200		Yunnan Energy New Material Co Ltd	77
351,220		Yuzhou Properties Co	153
9,900	*	Zai Lab Ltd (ADR)	813
7,100		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	171
217,000		Zhaojin Mining Industry Co Ltd	258
51,600	*	Zhejiang Century Huatong Group Co Ltd	112
22,600		Zhejiang Chint Electrics Co Ltd	84
44,700	*	Zhejiang Conba Pharmaceutical Co Ltd	35
33,600		Zhejiang Dahua Technology Co Ltd	92
2,660		Zhejiang Dingli Machinery Co Ltd	29
330,000		Zhejiang Expressway Co Ltd	234
18,150		Zhejiang Huahai Pharmaceutical Co Ltd	88
14,910	*	Zhejiang Huayou Cobalt Co Ltd	83
14,100		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	49
36,900		Zhejiang Juhua Co Ltd	36
43,900	*	Zhejiang Longsheng Group Co Ltd	80
24,900		Zhejiang NHU Co Ltd	103
39,390		Zhejiang Sanhua Intelligent Controls Co Ltd	123
31,300		Zhejiang Semir Garment Co Ltd	31
6,300		Zhejiang Supor Co Ltd	63
15,100	*	Zhejiang Wanfeng Auto Wheel Co Ltd	14
20,500		Zhejiang Weixing New Building Materials Co Ltd	34
7,700		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	68
28,200		Zhengzhou Yutong Bus Co Ltd	49
271,000	e	Zhenro Properties Group Ltd	170
36,500		Zheshang Securities Co Ltd	51
76,700	*,e,g	ZhongAn Online P&C Insurance Co Ltd	383
7,200	*	Zhongji Innolight Co Ltd	65
47,900		Zhongjin Gold Corp Ltd	63
107,000		Zhongsheng Group Holdings Ltd	598
78,600	*	Zhongtian Financial Group Co Ltd	36
108,700		Zhuzhou CSR Times Electric Co Ltd	279
1,134,000		Zijin Mining Group Co Ltd	536
288,000	*	Zijin Mining Group Co Ltd (Class A)	182
61,800		Zoomlion Heavy Industry Science and Technology Co Ltd	56
46,800	*	ZTE Corp	267
150,000	e	ZTE Corp (Class H)	463
71,200		ZTO Express Cayman, Inc (ADR)	2,614
		TOTAL CHINA	1,099,207

COLOMBIA - 0.0%
47,713		BanColombia S.A.	305
90,186		BanColombia S.A. (Preference)	593
1,113,159		Ecopetrol S.A.	614
46,112		Grupo de Inversiones Suramericana S.A.	229
86,365		Interconexion Electrica S.A.	432
		TOTAL COLOMBIA	2,173

CZECH REPUBLIC - 0.0%
32,620		CEZ AS	698
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,668		Komercni Banka AS	$319
868,919	g	Moneta Money Bank AS	1,968
		TOTAL CZECH REPUBLIC	2,985

DENMARK - 1.2%
2,739	e	Ambu A.S.	87
61		AP Moller - Maersk AS (Class A)	67
119		AP Moller - Maersk AS (Class B)	139
104,666		Carlsberg AS (Class B)	13,880
1,887		Christian Hansen Holding	195
12,121		Coloplast AS	1,889
11,918		Danske Bank AS	159
195,667		DSV AS	24,035
34,185	*	Genmab AS	11,527
2,426		GN Store Nord	130
1,436		H Lundbeck AS	54
1,764,618		Novo Nordisk AS	114,961
3,813		Novozymes AS	221
612,778	g	Orsted AS	70,715
1,767		Pandora AS	96
2,168		Tryg A.S.	63
3,541		Vestas Wind Systems AS	363
1,775	*,e	William Demant Holding A.S.	47
		TOTAL DENMARK	238,628

EGYPT - 0.0%
264,193		Commercial International Bank	1,057
213,703		Eastern Tobacco	170
148,275		ElSwedy Cables Holding Co	61
		TOTAL EGYPT	1,288

FINLAND - 0.2%
2,512		Elisa Oyj (Series A)	153
7,896		Fortum Oyj	150
6,041		Kone Oyj (Class B)	417
1,739		Metso Oyj	57
869,198		Neste Oil Oyj	34,139
100,692		Nokia Oyj (Turquoise)	440
86,958	*	Nordea Bank Abp	603
1,727		Orion Oyj (Class B)	84
213,223		Sampo Oyj (A Shares)	7,350
63,122		Stora Enso Oyj (R Shares)	755
9,480		UPM-Kymmene Oyj	274
8,159		Wartsila Oyj (B Shares)	68
		TOTAL FINLAND	44,490

FRANCE - 3.4%
198,012		Accor S.A.	5,404
526		Aeroports de Paris	54
38,316		Air Liquide	5,540
1,097,944		Airbus SE	78,672
3,635		Alstom RGPT	169
1,096	e,g	Amundi S.A.	86
1,199		Arkema	115
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,862		Atos Origin S.A.	$160
34,456		AXA S.A.	725
743		BioMerieux	102
1,337,274		BNP Paribas S.A.	53,429
15,609		Bollore	49
4,104		Bouygues S.A.	141
5,288		Bureau Veritas S.A.	112
170,480		Cap Gemini S.A.	19,674
10,829		Carrefour S.A.	168
751	*	Casino Guichard Perrachon S.A.	28
2,330		CNP Assurances	27
617,216		Compagnie de Saint-Gobain	22,270
416,056		Credit Agricole S.A.	3,951
173,978		Danone	12,076
41		Dassault Aviation S.A.	38
363,826		Dassault Systemes S.A.	63,158
4,366		Edenred	191
1,548		Eiffage S.A.	142
75,179		Electricite de France	699
207,373		Essilor International S.A.	26,670
905		Eurazeo	46
1,184		Faurecia	47
776		Fonciere Des Regions	56
238,823		Gaz de France	2,962
4,827	e	Gecina S.A.	596
8,408		Getlink S.E.	122
563		Hermes International	473
6,025		Icade	421
251		Iliad S.A.	49
1,081		Ingenico	174
711		Ipsen	60
1,642		JC Decaux S.A.	31
108,013		Kering	59,053
3,059	e	Klepierre	61
1,630	e,g	La Francaise des Jeux SAEM	50
4,768		Legrand S.A.	362
154,566	*	L’Oreal S.A.	49,886
57,654		LVMH Moet Hennessy Louis Vuitton S.A.	25,454
94,826	e	Michelin (C.G.D.E.) (Class B)	9,884
12,781		Natixis	34
243,631		Orange S. A.	2,913
980		Orpea	113
9,035		Pernod-Ricard S.A.	1,423
9,933	e	Peugeot S.A.	163
3,822		Publicis Groupe S.A.	124
404		Remy Cointreau S.A.	55
3,065		Renault S.A.	78
5,706		Safran S.A.	574
580,497		Sanofi-Aventis	59,202
13,541		Sartorius Stedim Biotech	3,433
715,770		Schneider Electric S.A.	79,620
2,678	*	SCOR SE	74
371		SEB S.A.	62
14,503		Societe Generale	242
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,574	e	Sodexho Alliance S.A.	$107
49,745		Suez Environnement S.A.	585
164,829	*	Teleperformance	41,979
2,024		Thales S.A.	164
92,891		Total S.A.	3,582
1,559	*	Ubisoft Entertainment	129
2,327	e	Unibail-Rodamco-Westfield	131
91		Unibail-Rodamco-Westfield (Paris)	5
4,037	e	Valeo S.A.	106
68,309		Veolia Environnement	1,542
118,729		Vinci S.A.	11,009
14,802		Vivendi Universal S.A.	382
528		Wendel	50
2,555	*,g	Worldline S.A.	223
		TOTAL FRANCE	651,741

GERMANY - 2.5%
40,180		Adidas-Salomon AG.	10,593
76,330		Allianz AG.	15,597
320,280		Aroundtown S.A.	1,836
72,498		BASF SE	4,072
486,348		Bayer AG.	36,050
68,757		Bayerische Motoren Werke AG.	4,389
2,287		Bayerische Motoren Werke AG. (Preference)	111
61,330		Bechtle AG.	10,870
133,719		Beiersdorf AG.	15,206
1,158,743		Borussia Dortmund GmbH & Co KGaA	7,512
2,736		Brenntag AG.	145
651	*	Carl Zeiss Meditec AG.	63
15,848		Commerzbank AG.	71
1,982	*	Continental AG.	195
42,641	*,g	Covestro AG.	1,624
15,289	*	Daimler AG. (Registered)	622
2,304	*,g	Delivery Hero AG.	237
59,166	*	Deutsche Annington Immobilien SE	3,616
35,073	*	Deutsche Bank AG. (Registered)	335
101,872		Deutsche Boerse AG.	18,436
3,856	*	Deutsche Lufthansa AG.	39
17,590		Deutsche Post AG.	646
620,045		Deutsche Telekom AG.	10,404
46,042		Deutsche Wohnen AG.	2,069
287,034		E.ON AG.	3,240
4,000		Evonik Industries AG.	102
846		Fraport AG. Frankfurt Airport Services Worldwide	37
66,272		Fresenius Medical Care AG.	5,701
7,443		Fresenius SE	370
1,181		Fuchs Petrolub AG. (Preference)	47
2,760		GEA Group AG.	88
1,076		Hannover Rueckversicherung AG.	186
118,954		HeidelbergCement AG.	6,368
368,481	*	HelloFresh SE	19,712
23,833		Henkel KGaA	1,994
3,159		Henkel KGaA (Preference)	295
330		Hochtief AG.	29
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,001,510		Infineon Technologies AG.	$93,764
1,167	*	KION Group AG.	72
857	*	Knorr-Bremse AG.	87
1,593	*	Lanxess AG.	84
8,221		LEG Immobilien AG.	1,043
2,293		Merck KGaA	267
3,124		Metro Wholesale & Food Specialist AG.	30
934		MTU Aero Engines Holding AG.	163
21,320		Muenchener Rueckver AG.	5,552
1,095		Nemetschek AG.	75
756	*	OSRAM Licht AG.	36
472,863	*	Paion AG.	1,409
2,905	*	Porsche AG.	168
1,509		Puma AG. Rudolf Dassler Sport	117
1,553,017		RWE AG.	54,366
83,569		SAP AG.	11,682
635		Sartorius AG.	210
1,894	g	Scout24 AG.	146
857,428		Siemens AG.	101,123
2,581	g	Siemens Healthineers AG.	124
2,292		Symrise AG.	268
412,095	*,g	TeamViewer AG.	22,501
19,926		Telefonica Deutschland Holding AG.	59
6,073	*	ThyssenKrupp AG.	43
3,716		Uniper SE	120
1,759		United Internet AG.	75
1,106	*	Volkswagen AG.	178
2,755	*	Volkswagen AG. (Preference)	419
2,779	*,g	Zalando SE	197
		TOTAL GERMANY	477,285

GREECE - 0.0%
5,760	*,†	Hellenic Duty Free Shops S.A.	0	^
45,714		Hellenic Telecommunications Organization S.A.	618
19,961		JUMBO S.A.	359
14,070		Motor Oil Hellas Corinth Refineries S.A.	194
37,817		OPAP S.A.	360
		TOTAL GREECE	1,531

HONG KONG - 0.4%
1,634,958		AIA Group Ltd	15,299
2,360,000	*,e	Alibaba Pictures Group Ltd	316
6,218		ASM Pacific Technology	66
25,685	e	Bank of East Asia Ltd	59
74,853		BOC Hong Kong Holdings Ltd	240
130,000	e	Cathay Pacific Airways Ltd	126
245,000		China Overseas Property Holdings Ltd	261
475,999		China Resources Cement Holdings Ltd	587
52,625		CK Asset Holdings Ltd	316
54,453		CK Infrastructure Holdings Ltd	281
227,954		CLP Holdings Ltd	2,239
7,500		Dairy Farm International Holdings Ltd	35
438,654		Hang Lung Properties Ltd	1,043
15,472		Hang Seng Bank Ltd	261
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
181,073		Henderson Land Development Co Ltd	$690
46,500		HK Electric Investments & HK Electric Investments Ltd	48
70,660		HKT Trust and HKT Ltd	104
1,404,878		Hong Kong & China Gas Ltd	2,183
172,488		Hong Kong Electric Holdings Ltd	942
412,778	e	Hong Kong Exchanges and Clearing Ltd	17,581
273,965		Hongkong Land Holdings Ltd	1,139
4,500		Jardine Matheson Holdings Ltd	188
4,300		Jardine Strategic Holdings Ltd	93
11,526		Kerry Properties Ltd	30
214,500		Kingboard Laminates Holdings Ltd	217
191,868		Link REIT	1,575
1,079,903		Melco Crown Entertainment Ltd (ADR)	16,760
31,080		MTR Corp	162
204,573		New World Development Co Ltd	971
334,000	e	Nine Dragons Paper Holdings Ltd	305
28,638		NWS Holdings Ltd	25
101,262		PCCW Ltd	58
1,321,500		Sino Biopharmaceutical	2,491
62,885		Sino Land Co	79
37,611		SJM Holdings Ltd	42
310,000		SSY Group Ltd	212
178,468		Sun Hung Kai Properties Ltd	2,280
10,628		Swire Pacific Ltd (Class A)	56
22,577		Swire Properties Ltd	58
27,902	e	Techtronic Industries Co	276
72,000		Vinda International Holdings Ltd	259
205,500	g	WH Group Ltd	178
298,000	e	Wharf Holdings Ltd	610
155,537	e	Wharf Real Estate Investment Co Ltd	747
		TOTAL HONG KONG	71,488

HUNGARY - 0.0%
87,585	*	MOL Hungarian Oil & Gas plc	518
41,847	*	OTP Bank	1,471
26,038		Richter Gedeon Rt	540
		TOTAL HUNGARY	2,529

INDIA - 0.5%
137,989		Ambuja Cements Ltd	354
55,045		Asian Paints Ltd	1,231
54,530		Aurobindo Pharma Ltd	557
29,273	*,g	Avenue Supermarts Ltd	898
399,415		Axis Bank Ltd	2,161
34,484		Bajaj Finance Ltd	1,298
7,375		Bajaj Finserv Ltd	572
16,334		Bajaj Holdings and Investment Ltd	611
79,204	*,g	Bandhan Bank Ltd	338
43,417		Berger Paints India Ltd	284
40,580		Bharat Forge Ltd	172
131,163		Bharat Petroleum Corp Ltd	650
468,495	*	Bharti Airtel Ltd	3,480
67,782		Bharti Infratel Ltd	199
56,930		Biocon Ltd	293
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
997		Bosch Ltd	$151
10,944		Britannia Industries Ltd	523
66,477		Cipla Ltd	564
257,033		Coal India Ltd	454
13,147		Colgate-Palmolive India Ltd	245
40,841		Container Corp Of India Ltd	226
102,763		Dabur India Ltd	635
14,816		Divi S Laboratories Ltd	448
119,780		DLF Ltd	235
22,288		Dr Reddy’s Laboratories Ltd	1,167
2,624		Eicher Motors Ltd	637
313,000		GAIL India Ltd	426
78,146		Godrej Consumer Products Ltd	716
57,462		Grasim Industries Ltd	472
50,001		Havells India Ltd	384
207,284		HCL Technologies Ltd	1,530
8,151	g	HDFC Asset Management Co Ltd	268
134,372	*,g	HDFC Life Insurance Co Ltd	981
19,304		Hero Honda Motors Ltd	652
230,799		Hindalco Industries Ltd	452
156,969		Hindustan Lever Ltd	4,538
126,067	*	Hindustan Petroleum Corp Ltd	363
313,323		Housing Development Finance Corp	7,285
913,109		ICICI Bank Ltd	4,257
38,529	g	ICICI Lombard General Insurance Co Ltd	647
68,420	g	ICICI Prudential Life Insurance Co Ltd	387
400,847		Indian Oil Corp Ltd	454
41,516		Indraprastha Gas Ltd	244
12,169		Info Edge India Ltd	444
649,777		Infosys Technologies Ltd	6,316
17,896	g	InterGlobe Aviation Ltd	234
661,422	*	ITC Ltd	1,708
162,623		JSW Steel Ltd	412
14,482		Jubilant Foodworks Ltd	331
92,097		Larsen & Toubro Ltd	1,156
58,150		LIC Housing Finance Ltd	205
43,630		Lupin Ltd	527
142,634		Mahindra & Mahindra Ltd	968
87,522		Marico Ltd	408
23,020		Maruti Suzuki India Ltd	1,782
188,309		Motherson Sumi Systems Ltd	237
101,384		Mundra Port and Special Economic Zone Ltd	461
4,380		Nestle India Ltd	995
476,604		NTPC Ltd	606
1,054		Page Industries Ltd	278
124,060		Petronet LNG Ltd	425
22,810		Pidilite Industries Ltd	415
17,968		Piramal Healthcare Ltd	323
369,685		Power Grid Corp of India Ltd	857
547,250		Reliance Industries Ltd	12,448
150,558		Rural Electrification Corp Ltd	216
75,902	*,g	SBI Life Insurance Co Ltd	810
386,017		Sesa Sterlite Ltd	552
1,656		Shree Cement Ltd	506
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
17,132		Shriram Transport Finance Co Ltd	$156
13,543		Siemens India Ltd	197
355,953	*	State Bank of India	843
163,137		Sun Pharmaceutical Industries Ltd	1,024
171,958		Tata Consultancy Services Ltd	4,734
343,006	*	Tata Motors Ltd	450
72,828		Tata Steel Ltd	319
86,207		Tata Tea Ltd	443
90,525		Tech Mahindra Ltd	651
60,261		Titan Industries Ltd	759
10,134		Torrent Pharmaceuticals Ltd	319
21,972		Ultra Tech Cement Ltd	1,136
94,451	*	United Phosphorus Ltd	533
57,016	*	United Spirits Ltd	447
220,515		Wipro Ltd	644
170,757		ZEE Telefilms Ltd	388
		TOTAL INDIA	89,102

INDONESIA - 0.2%
3,008,000		Adaro Energy Tbk	212
68,433,600		Bank Rakyat Indonesia	14,607
450,800	*	Indofood CBP Sukses Makmur Tbk	296
1,289,900	*	PT ACE Hardware Indonesia Tbk	137
3,857,100		PT Astra International Tbk	1,305
1,870,100		PT Bank Central Asia Tbk	3,742
3,528,547		PT Bank Mandiri Persero Tbk	1,225
1,429,100		PT Bank Negara Indonesia	462
5,213,000	*	PT Barito Pacific Tbk	426
1,381,100	*	PT Charoen Pokphand Indonesia Tbk	541
691,700		PT Excelcomindo Pratama	135
94,200		PT Gudang Garam Tbk	312
1,887,700		PT Hanjaya Mandala Sampoerna Tbk	219
515,500		PT Indah Kiat Pulp and Paper Corp Tbk	217
291,400	*	PT Indocement Tunggal Prakarsa Tbk	242
851,900	*	PT Indofood Sukses Makmur Tbk	391
4,110,900		PT Kalbe Farma Tbk	422
2,537,300		PT Perusahaan Gas Negara Persero Tbk	203
575,000		PT Semen Gresik Persero Tbk	389
9,479,600		PT Telekomunikasi Indonesia Persero Tbk	2,031
1,481,000		PT Unilever Indonesia Tbk	822
339,500		PT United Tractors Tbk	395
		TOTAL INDONESIA	28,731

IRELAND - 0.6%
2,267	*	AerCap Holdings NV	70
3,905,171		AIB Group plc	4,931
3,123,349		Bank of Ireland Group plc	6,436
584,769		CRH plc	20,128
166,584	*,e	Flutter Entertainment plc	21,839
6,318,432		Hibernia REIT plc	7,977
94,673		Kerry Group plc (Class A)	11,761
739,784	e	Keywords Studios plc	16,610
2,739		Kingspan Group plc	177
2,789	e	Paddy Power plc	368
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
822,886		Smurfit Kappa Group plc	$27,653
		TOTAL IRELAND	117,950

ISRAEL - 0.0%
815		Azrieli Group	37
146,284		Bank Hapoalim Ltd	874
184,293		Bank Leumi Le-Israel	927
2,075	*	Check Point Software Technologies	223
423		Elbit Systems Ltd	58
6,219		Isracard Ltd	14
10,338		Israel Chemicals Ltd	31
22,201		Israel Discount Bank Ltd	68
23,821		Mizrahi Tefahot Bank Ltd	448
1,109	*	Nice Systems Ltd	209
19,437	*	Teva Pharmaceutical Industries Ltd (ADR)	240
892	*	Wix.com Ltd	228
		TOTAL ISRAEL	3,357

ITALY - 1.3%
675,087		Amplifon S.p.A.	18,035
19,482		Assicurazioni Generali S.p.A.	296
8,862	*	Autostrade S.p.A.	143
2,838,339		Davide Campari-Milano S.p.A	24,004
413		DiaSorin S.p.A.	79
6,963,181		Enel S.p.A.	60,221
45,420		ENI S.p.A.	435
171,710		Ferrari NV	29,413
10,552		FinecoBank Banca Fineco S.p.A	143
7,064		Finmeccanica S.p.A.	47
4,549	g	Infrastrutture Wireless Italiane S.p.A	46
1,839,131		Intesa Sanpaolo S.p.A.	3,534
432,439		Mediobanca S.p.A.	3,123
635,434		Moncler S.p.A	24,435
6,421	*,e,g	Nexi S.p.A	111
5,743	g	Pirelli & C S.p.A	24
9,898	g	Poste Italiane S.p.A	86
2,775,681	e	Prada S.p.A	9,699
4,258		Prysmian S.p.A.	99
1,753		Recordati S.p.A.	88
36,283		Snam Rete Gas S.p.A.	177
126,073		Telecom Italia RSP	49
151,285	e	Telecom Italia S.p.A.	60
24,949		Terna Rete Elettrica Nazionale S.p.A.	172
7,681,038		UniCredit S.p.A.	70,890
		TOTAL ITALY	245,409

JAPAN - 6.7%
710		ABC-Mart, Inc	42
5,800		Acom Co Ltd	22
176		Activia Properties Inc	610
103,500		Advantest Corp	5,907
11,646		Aeon Co Ltd	271
1,597		Aeon Mall Co Ltd	21
19,573		Air Water, Inc	277
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
389,490		Aisin Seiki Co Ltd	$11,417
8,568		Ajinomoto Co, Inc	142
3,405		Alfresa Holdings Corp	71
7,650		All Nippon Airways Co Ltd	175
5,044		Amada Co Ltd	41
141,499	*,e	Amazia, Inc	5,382
1,684	e	Aozora Bank Ltd	29
6,851		Asahi Breweries Ltd	241
3,301		Asahi Glass Co Ltd	95
3,300		Asahi Intecc Co Ltd	94
161,326		Asahi Kasei Corp	1,321
12,400		Ashikaga Holdings Co Ltd	29
358,300		Astellas Pharma, Inc	5,983
137,621		Bank of Kyoto Ltd	4,890
162,300	*	BASE, Inc	6,839
468,700	e	Benefit One, Inc	9,451
1,453		Benesse Holdings, Inc	39
212		BLife Investment Corp	499
9,530	e	Bridgestone Corp	308
3,985		Brother Industries Ltd	72
1,300		Calbee, Inc	36
17,777	*,e	Canon, Inc	355
3,433	*	Casio Computer Co Ltd	60
41,781		Central Japan Railway Co	6,462
600		Century Leasing System, Inc	31
7,762		Chiba Bank Ltd	37
102,206		Chubu Electric Power Co, Inc	1,282
125,907		Chugai Pharmaceutical Co Ltd	6,741
5,566		Chugoku Electric Power Co, Inc	74
2,000	e	Coca-Cola West Japan Co Ltd	36
18,200		Concordia Financial Group Ltd	59
300		Cosmos Pharmaceutical Corp	46
1,800		CyberAgent, Inc	88
4,638		Dai Nippon Printing Co Ltd	107
3,946		Daicel Chemical Industries Ltd	31
1,900		Daifuku Co Ltd	167
18,411		Dai-ichi Mutual Life Insurance Co	220
988,194		Daiichi Sankyo Co Ltd	80,826
77,577		Daikin Industries Ltd	12,552
4,449		Daito Trust Construction Co Ltd	410
9,956		Daiwa House Industry Co Ltd	235
27,180	*	Daiwa Securities Group, Inc	114
7,787		Denso Corp	305
3,955		Dentsu, Inc	94
500		Disco Corp	122
7,332		Don Quijote Co Ltd	161
86,597		East Japan Railway Co	6,001
340,528		Eisai Co Ltd	27,055
2,093		Electric Power Development Co	40
4,476		FamilyMart Co Ltd	77
3,485		Fanuc Ltd	625
4,883		Fast Retailing Co Ltd	2,807
105,200	*,e	Freee KK	4,789
2,264		Fuji Electric Holdings Co Ltd	62
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
10,939		Fuji Heavy Industries Ltd	$229
6,286		Fujifilm Holdings Corp	269
3,398		Fujitsu Ltd	398
3,046		Fukuoka Financial Group, Inc	48
59		GLP J-Reit	85
125,999		GMO Payment Gateway, Inc	13,179
4,700		Hakuhodo DY Holdings, Inc	56
2,600		Hamamatsu Photonics KK	113
4,093		Hankyu Hanshin Holdings, Inc	138
432		Hikari Tsushin, Inc	99
4,882		Hino Motors Ltd	33
573		Hirose Electric Co Ltd	63
1,075		Hisamitsu Pharmaceutical Co, Inc	58
2,133	*	Hitachi Construction Machinery Co Ltd	59
2,248,163	*	Hitachi Ltd	71,457
25,285		Hitachi Metals Ltd	303
28,896		Honda Motor Co Ltd	740
912		Hoshizaki Electric Co Ltd	78
6,727	*	Hoya Corp	644
88,228		Hulic Co Ltd	833
400		Hulic Reit, Inc	497
250,000		Ibiden Co Ltd	7,317
26,576		Idemitsu Kosan Co Ltd	567
2,129		Iida Group Holdings Co Ltd	33
7,722,600		Infomart Corp	53,447
120,084		Inpex Holdings, Inc	750
6		Invincible Investment Corp	2
166,600		IR Japan Holdings Ltd	17,557
5,281		Isetan Mitsukoshi Holdings Ltd	30
9,200		Isuzu Motors Ltd	84
3,600		IT Holdings Corp	76
1,000		Ito En Ltd	56
23,869		Itochu Corp	516
1,700		Itochu Techno-Science Corp	64
1,824		Japan Airlines Co Ltd	33
903	e	Japan Airport Terminal Co Ltd	39
568,900		Japan Elevator Service Holdings Co Ltd	18,404
8,446		Japan Post Bank Co Ltd	63
28,040		Japan Post Holdings Co Ltd	200
3,700		Japan Post Insurance Co Ltd	49
14		Japan Prime Realty Investment Corp	41
25		Japan Real Estate Investment Corp	128
41		Japan Retail Fund Investment Corp	51
139,063	e	Japan Tobacco, Inc	2,583
63,723	*	JFE Holdings, Inc	461
259,878		JGC Corp	2,740
25,459		JSR Corp	494
3,003		JTEKT Corp	23
387,888		JX Holdings, Inc	1,383
7,586		Kajima Corp	91
2,334		Kakaku.com, Inc	59
353,700	*,e	Kamakura Shinsho Ltd	3,708
1,585		Kamigumi Co Ltd	31
186,135		Kansai Electric Power Co, Inc	1,804
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
25,815		Kansai Paint Co Ltd	$546
65,885		Kao Corp	5,228
1,951		Kawasaki Heavy Industries Ltd	28
29,197		KDDI Corp	871
1,700		Keihan Electric Railway Co Ltd	76
3,760		Keihin Electric Express Railway Co Ltd	58
1,923		Keio Corp	110
2,313		Keisei Electric Railway Co Ltd	72
36		Kenedix Realty Investment Corp	201
142,100		Kenedix, Inc	702
3,276		Keyence Corp	1,373
2,695		Kikkoman Corp	130
3,049		Kintetsu Corp	137
14,549	e	Kirin Brewery Co Ltd	307
900		Kobayashi Pharmaceutical Co Ltd	79
1,100		Kobe Bussan Co Ltd	62
1,800	*	Koito Manufacturing Co Ltd	73
15,550		Komatsu Ltd	318
1,686		Konami Corp	56
628		Kose Corp	76
18,398		Kubota Corp	275
43,675		Kuraray Co Ltd	457
1,777		Kurita Water Industries Ltd	49
5,700		Kyocera Corp	311
4,745	e	Kyowa Hakko Kogyo Co Ltd	125
30,277		Kyushu Electric Power Co, Inc	254
2,800		Kyushu Railway Co	73
1,400		Lasertec Corp	132
880		Lawson, Inc	44
1,000	*	LINE Corp	50
4,000		Lion Corp	96
4,664		LIXIL Group Corp	66
102,976		M3, Inc	4,375
3,988		Makita Corp	145
28,265		Marubeni Corp	128
3,109		Marui Co Ltd	56
6,996		Maruichi Steel Tube Ltd	174
10,015		Mazda Motor Corp	61
1,200		McDonald’s Holdings Co Japan Ltd	65
3,359		Mediceo Paltac Holdings Co Ltd	65
1,908		MEIJI Holdings Co Ltd	152
1,100	*,e	Mercari, Inc	34
6,900		Minebea Co Ltd	126
5,400		MISUMI Group, Inc	136
178,463		Mitsubishi Chemical Holdings Corp	1,041
23,922		Mitsubishi Corp	506
32,314		Mitsubishi Electric Corp	422
216,496		Mitsubishi Estate Co Ltd	3,226
22,480		Mitsubishi Gas Chemical Co, Inc	342
6,111		Mitsubishi Heavy Industries Ltd	144
14,011		Mitsubishi Materials Corp	296
11,108		Mitsubishi Motors Corp	28
216,462		Mitsubishi UFJ Financial Group, Inc	852
5,400		Mitsubishi UFJ Lease & Finance Co Ltd	26
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
293,782		Mitsui & Co Ltd	$4,353
23,729		Mitsui Chemicals, Inc	496
16,556		Mitsui Fudosan Co Ltd	294
654		Mitsui Fudosan Logistics Park, Inc	2,924
8,142		Mitsui Sumitomo Insurance Group Holdings, Inc	224
1,400		Miura Co Ltd	58
428,356		Mizuho Financial Group, Inc	527
518,525		MonotaRO Co Ltd	20,834
153		Mori Hills REIT Investment Corp	193
10,105		Murata Manufacturing Co Ltd	596
1,739	e	Nabtesco Corp	54
3,300		Nagoya Railroad Co Ltd	93
3,506		Namco Bandai Holdings, Inc	185
4,461		NEC Corp	214
8,500		Nexon Co Ltd	192
4,024		NGK Insulators Ltd	56
2,648		NGK Spark Plug Co Ltd	38
7,834		Nidec Corp	528
2,800		Nihon M&A Center, Inc	127
4,981		Nikon Corp	42
299,559		Nintendo Co Ltd	133,923
23		Nippon Building Fund, Inc	131
1,444		Nippon Express Co Ltd	75
1,372		Nippon Meat Packers, Inc	55
20,126	e	Nippon Paint Co Ltd	1,468
1,831		Nippon ProLogis REIT, Inc	5,564
800		Nippon Shinyaku Co Ltd	65
98,102		Nippon Steel Corp	927
595,784		Nippon Telegraph & Telephone Corp	13,881
2,776		Nippon Yusen Kabushiki Kaisha	39
15,439		Nissan Chemical Industries Ltd	794
40,927	*	Nissan Motor Co Ltd	152
3,431		Nisshin Seifun Group, Inc	51
51,145		Nissin Food Products Co Ltd	4,531
1,413		Nitori Co Ltd	277
20,637		Nitto Denko Corp	1,170
5,938		NKSJ Holdings, Inc	204
55,980	*	Nomura Holdings, Inc	252
1,574		Nomura Real Estate Holdings, Inc	29
489		Nomura Real Estate Master Fund, Inc	586
5,700		Nomura Research Institute Ltd	156
366,047		NSK Ltd	2,732
11,000		NTT Data Corp	123
20,586		NTT DoCoMo, Inc	547
10,996		Obayashi Corp	103
1,200		Obic Co Ltd	211
5,546		Odakyu Electric Railway Co Ltd	136
106,994		OJI Paper Co Ltd	499
20,668		Olympus Corp	398
77,955		Omron Corp	5,221
6,568		Ono Pharmaceutical Co Ltd	192
703	*	Oracle Corp Japan	83
22,331		Oriental Land Co Ltd	2,951
1,366,728		ORIX Corp	16,971
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
328		Orix JREIT, Inc	$432
7,120		Osaka Gas Co Ltd	141
9,122		Osaka Securities Exchange Co Ltd	211
1,822		Otsuka Corp	96
6,900		Otsuka Holdings KK	301
331,400		Paltac Corp	15,289
295,655		Panasonic Corp	2,593
1,500		Park24 Co Ltd	26
1,700	*	PeptiDream, Inc	78
1,900	e	Pigeon Corp	74
1,810	e	Pola Orbis Holdings, Inc	32
16,300	*	Rakuten, Inc	144
2,142,153		Recruit Holdings Co Ltd	73,669
3,723,100	*	Renesas Electronics Corp	19,138
36,242		Resona Holdings, Inc	124
11,482		Ricoh Co Ltd	82
612		Rinnai Corp	51
65,835		Rohm Co Ltd	4,377
3,840		Ryohin Keikaku Co Ltd	55
6,453		Santen Pharmaceutical Co Ltd	119
4,491	*	SBI Holdings, Inc	97
3,667		Secom Co Ltd	322
3,452		Sega Sammy Holdings, Inc	41
3,900		Seibu Holdings, Inc	42
4,600		Seiko Epson Corp	53
6,495		Sekisui Chemical Co Ltd	93
84,920		Sekisui House Ltd	1,621
348,900		Seria Co Ltd	12,444
71,286		Seven & I Holdings Co Ltd	2,332
7,800		Seven Bank Ltd	21
2,900		SG Holdings Co Ltd	95
2,899	*	Sharp Corp	31
207,698	*	SHIFT, Inc	21,210
4,047		Shimadzu Corp	108
327		Shimamura Co Ltd	22
1,292		Shimano, Inc	248
8,662		Shimizu Corp	71
80,200		Shin-Etsu Chemical Co Ltd	9,412
2,677	*,e	Shinsei Bank Ltd	32
4,790		Shionogi & Co Ltd	301
19,393		Shiseido Co Ltd	1,236
6,401		Shizuoka Bank Ltd	41
1,900	e	Showa Denko KK	43
1,063	*	SMC Corp	546
559,200		SMS Co Ltd	12,584
33,700		Softbank Corp	430
27,732		Softbank Group Corp	1,398
1,300		Sohgo Security Services Co Ltd	61
2,692,240		Sony Corp	185,846
2,628		Sony Financial Holdings, Inc	63
1,700		Square Enix Co Ltd	86
2,414		Stanley Electric Co Ltd	58
880	e	Star Asia Investment Corp	779
1,600	e	Start Today Co Ltd	36
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,173,835	*,e	Sumco Corp	$18,047
1,000		Sumisho Computer Systems Corp	49
202,283		Sumitomo Chemical Co Ltd	609
21,065		Sumitomo Corp	242
2,663		Sumitomo Dainippon Pharma Co Ltd	37
14,447		Sumitomo Electric Industries Ltd	167
516,125		Sumitomo Heavy Industries Ltd	11,288
31,115		Sumitomo Metal Mining Co Ltd	877
2,598,391		Sumitomo Mitsui Financial Group, Inc	73,331
5,818		Sumitomo Mitsui Trust Holdings, Inc	164
5,136		Sumitomo Realty & Development Co Ltd	142
2,763	e	Sumitomo Rubber Industries, Inc	27
1,200		Sundrug Co Ltd	40
2,600		Suntory Beverage & Food Ltd	101
1,407		Suzuken Co Ltd	53
206,534		Suzuki Motor Corp	7,052
2,971		Sysmex Corp	228
552,095		T&D Holdings, Inc	4,742
2,300		Taiheiyo Cement Corp	53
3,393		Taisei Corp	124
756		Taisho Pharmaceutical Holdings Co Ltd	46
15,567		Taiyo Nippon Sanso Corp	260
83,411		Takeda Pharmaceutical Co Ltd	2,997
2,356		TDK Corp	235
201,799		TechnoPro Holdings, Inc	11,650
24,387		Teijin Ltd	388
2,502		Temp Holdings Co Ltd	35
11,392		Terumo Corp	434
1,894		THK Co Ltd	47
3,334		Tobu Railway Co Ltd	110
2,075		Toho Co Ltd	75
1,200		Toho Gas Co Ltd	60
7,013		Tohoku Electric Power Co, Inc	67
180,364		Tokio Marine Holdings, Inc	7,895
206,725	*	Tokyo Electric Power Co, Inc	636
2,616		Tokyo Electron Ltd	645
101,332		Tokyo Gas Co Ltd	2,426
134,100	e	Tokyo Tatemono Co Ltd	1,543
9,529		Tokyu Corp	134
10,700		Tokyu Fudosan Holdings Corp	50
4,667		Toppan Printing Co Ltd	78
183,946		Toray Industries, Inc	868
6,855		Toshiba Corp	220
36,521		Tosoh Corp	502
2,642		Toto Ltd	102
17,800		Toyo Seikan Kaisha Ltd	201
1,599		Toyo Suisan Kaisha Ltd	89
697		Toyoda Gosei Co Ltd	15
2,793		Toyota Industries Corp	148
1,659,153		Toyota Motor Corp	104,334
3,594		Toyota Tsusho Corp	92
2,328	*	Trend Micro, Inc	130
700		Tsuruha Holdings, Inc	97
7,107		Uni-Charm Corp	291
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
299		United Urban Investment Corp	$322
3,930		USS Co Ltd	63
800		Welcia Holdings Co Ltd	65
2,907		West Japan Railway Co	163
175,800	e	Workman Co Ltd	15,558
46,938		Yahoo! Japan Corp	230
2,004		Yakult Honsha Co Ltd	118
14,031		Yamada Denki Co Ltd	70
2,408		Yamaha Corp	114
4,391		Yamaha Motor Co Ltd	69
5,455		Yamato Transport Co Ltd	118
2,253		Yamazaki Baking Co Ltd	39
4,524		Yaskawa Electric Corp	157
4,010		Yokogawa Electric Corp	63
1,800	e	Yokohama Rubber Co Ltd	25
		TOTAL JAPAN	1,300,280

JORDAN - 0.0%
3,032		Hikma Pharmaceuticals plc	83
		TOTAL JORDAN	83

KOREA, REPUBLIC OF - 1.4%
6,293		Amorepacific Corp	880
1,908		Amorepacific Corp (Preference)	114
1,528		BGF retail Co Ltd	177
54,789		BS Financial Group, Inc	230
12,906	*	Celltrion Healthcare Co Ltd	1,170
3,201	*	Celltrion Pharm Inc	341
17,964	*	Celltrion, Inc	4,598
13,310		Cheil Communications, Inc	184
16,161		Cheil Industries, Inc	1,572
1,552		CJ CheilJedang Corp	424
2,858		CJ Corp	206
2,348		CJ O Shopping Co Ltd	218
5,324		Daelim Industrial Co	366
28,545	*	Daewoo Engineering & Construction Co Ltd	82
11,223		Daewoo International Corp	131
54,959		Daewoo Securities Co Ltd	308
7,022	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	160
9,312		Dongbu Insurance Co Ltd	334
9,695		Doosan Bobcat, Inc	216
3,736		DuzonBIzon Co Ltd	319
3,928		E-Mart Co Ltd	347
9,721		Fila Korea Ltd	287
3,725		GLOVIS Co Ltd	317
11,707		GS Engineering & Construction Corp	241
10,667		GS Holdings Corp	323
5,056		GS Retail Co Ltd	154
57,388		Hana Financial Group, Inc	1,305
14,431		Hankook Tire Co Ltd	299
1,273		Hanmi Pharm Co Ltd	260
35,652		Hanon Systems	270
20,715		Hanwha Chemical Corp	336
7,203		Hanwha Corp	135
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,662	*,e	HLB, Inc	$669
3,368		Honam Petrochemical Corp	471
6,313		Hotel Shilla Co Ltd	375
104,027		Hynix Semiconductor, Inc	7,427
2,801		Hyundai Department Store Co Ltd	132
14,888		Hyundai Engineering & Construction Co Ltd	412
7,606	*	Hyundai Heavy Industries	560
12,653		Hyundai Marine & Fire Insurance Co Ltd	243
12,628		Hyundai Mobis	2,027
28,559		Hyundai Motor Co	2,346
7,193		Hyundai Motor Co Ltd (2nd Preference)	344
4,568		Hyundai Motor Co Ltd (Preference)	211
1,946		Hyundai Robotics Co Ltd	402
17,277		Hyundai Steel Co	299
53,710		Industrial Bank of Korea	365
10,684		Kakao Corp	2,398
21,102		Kangwon Land, Inc	380
75,386		KB Financial Group, Inc	2,134
590	*	KCC Glass Corp	16
50,086		Kia Motors Corp	1,353
5,159	*	KMW Co Ltd	276
14,582		Korea Aerospace Industries Ltd	291
51,053	*	Korea Electric Power Corp	833
1,757	*	Korea Express Co Ltd	232
6,214		Korea Gas Corp	136
7,830		Korea Investment Holdings Co Ltd	294
3,725		Korea Kumho Petrochemical	233
1,593		Korea Zinc Co Ltd	446
13,356	*	Korean Air Lines Co Ltd	196
22,396		KT&G Corp	1,463
131,692		LG Chem Ltd	54,347
1,516		LG Chem Ltd (Preference)	319
17,815		LG Corp	1,063
20,706		LG Electronics, Inc	1,097
1,779		LG Household & Health Care Ltd	1,994
407		LG Household & Health Care Ltd (Preference)	247
2,759		LG Innotek Co Ltd	405
42,907		LG Telecom Ltd	438
48,837	*	LG.Philips LCD Co Ltd	468
4,997		Lotte Corp	132
2,534		Lotte Shopping Co Ltd	169
44,264		Meritz Securities Co Ltd	113
23,423		Naver Corp	5,270
3,116		NCsoft	2,318
4,230	*,g	Netmarble Corp	355
4,480		Orion Corp/Republic of Korea	502
233		Ottogi Corp	108
5,818		Pacific Corp	252
1,085	*	Pearl Abyss Corp	197
14,263	*	POSCO	2,077
4,080		POSCO Refractories & Environment Co Ltd	258
3,393		S1 Corp (Korea)	243
3,139	*,g	Samsung Biologics Co Ltd	2,036
5,040		Samsung Card Co	115
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
10,586		Samsung Electro-Mechanics Co Ltd	$1,148
3,105,351	*	Samsung Electronics Co Ltd	137,467
156,685	*	Samsung Electronics Co Ltd (Preference)	6,104
31,149	*	Samsung Engineering Co Ltd	321
5,905		Samsung Fire & Marine Insurance Co Ltd	868
91,728	*	Samsung Heavy Industries Co Ltd	459
13,561		Samsung Life Insurance Co Ltd	510
10,451		Samsung SDI Co Ltd	3,196
6,590		Samsung SDS Co Ltd	932
11,895		Samsung Securities Co Ltd	263
87,435		Shinhan Financial Group Co Ltd	2,113
1,470		Shinsegae Co Ltd	272
6,728		SK C&C Co Ltd	1,636
11,134		SK Energy Co Ltd	1,231
3,978		SK Telecom Co Ltd	701
9,661		S-Oil Corp	515
49,431	*	STX Pan Ocean Co Ltd	158
4,748	*	ViroMed Co Ltd	243
9,529		Woongjin Coway Co Ltd	576
105,985		Woori Financial Group, Inc	781
20,185		Woori Investment & Securities Co Ltd	140
9,050		Yuhan Corp	383
		TOTAL KOREA, REPUBLIC OF	277,808

LUXEMBOURG - 0.0%
13,654		ArcelorMittal	145
235	e	Eurofins Scientific	148
28,307		Reinet Investments S.C.A	497
5,752		SES Global S.A.	39
8,187		Tenaris S.A.	53
		TOTAL LUXEMBOURG	882

MACAU - 0.1%
204,803		Galaxy Entertainment Group Ltd	1,405
49,133		Sands China Ltd	194
4,977,483	e	Wynn Macau Ltd	8,633
		TOTAL MACAU	10,232

MALAYSIA - 0.1%
315,600		AMMB Holdings BHD	230
1,240,416		Bumiputra-Commerce Holdings BHD	1,035
29,700		Carlsberg Brewery-Malay BHD	173
780,700		Dialog Group BHD	662
578,300		Digi.Com BHD	584
28,700		Fraser & Neave Holdings BHD	218
336,731		Gamuda BHD	288
432,200		Genting BHD	416
40,900		Genting Plantations BHD	94
118,000		HAP Seng Consolidated BHD	243
320,700		Hartalega Holdings BHD	978
121,900		Hong Leong Bank BHD	403
32,500		Hong Leong Credit BHD	100
413,800		IHH Healthcare BHD	533
518,500		IJM Corp BHD	221
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
477,800		IOI Corp BHD	$486
83,030		Kuala Lumpur Kepong BHD	430
757,707		Malayan Banking BHD	1,331
211,600		Malaysia Airports Holdings BHD	270
424,400		Maxis BHD	533
269,200		MISC BHD	482
13,100		Nestle Malaysia BHD	428
460,600		Petronas Chemicals Group BHD	671
67,300		Petronas Dagangan BHD	324
163,600		Petronas Gas BHD	648
123,180		PPB Group BHD	513
267,200		Press Metal BHD	284
556,100		Public Bank BHD	2,147
131,500		QL Resources BHD	295
604,200		Resorts World BHD	359
298,300		RHB Capital BHD	334
542,100		Sime Darby BHD	273
393,600		Sime Darby Plantation BHD	454
1,153		SP Setia BHD	0	^
220,200		Telekom Malaysia BHD	214
443,100		Tenaga Nasional BHD	1,205
550,843		TM International BHD	459
291,800		Top Glove Corp BHD	1,101
164,300		Westports Holdings BHD	146
659,200		YTL Corp BHD	128
		TOTAL MALAYSIA	19,693

MEXICO - 0.1%
594,800		Alfa S.A. de C.V. (Class A)	335
6,391,500		America Movil S.A. de C.V. (Series L)	4,102
102,600		Becle SAB de C.V.	198
2,976,094	*	Cemex S.A. de C.V.	839
109,300		Coca-Cola Femsa SAB de C.V.	479
84,000		Embotelladoras Arca SAB de C.V.	368
625,900		Fibra Uno Administracion S.A. de C.V.	497
372,900		Fomento Economico Mexicano S.A. de C.V.	2,312
44,425		Gruma SAB de C.V.	479
72,500		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	521
40,210	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	449
299,100	e	Grupo Bimbo S.A. de C.V. (Series A)	501
86,100	*	Grupo Carso S.A. de C.V. (Series A1)	168
492,500	*	Grupo Financiero Banorte S.A. de C.V.	1,708
425,727	*	Grupo Financiero Inbursa S.A.	295
589,500		Grupo Mexico S.A. de C.V. (Series B)	1,370
468,000	*	Grupo Televisa S.A.	491
29,360		Industrias Penoles S.A. de C.V.	300
107,800		Infraestructura Energetica ,NV SAB de C.V.	311
305,500		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	477
66,300		Megacable Holdings SAB de C.V.	194
212,200		Orbia Advance Corp SAB de C.V.	314
41,490	*	Promotora y Operadora de Infraestructura SAB de C.V.	299
998,300		Wal-Mart de Mexico SAB de C.V.	2,395
		TOTAL MEXICO	19,402
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
NETHERLANDS - 2.0%
6,589	g	ABN AMRO Group NV (ADR)	$57
19,625	*,g	Adyen NV	28,564
29,814		Aegon NV	88
3,549		Akzo Nobel NV	319
10,350	*	Altice NV (Class A)	40
347,959		ASML Holding NV	127,288
3,066		DSM NV	426
161,119	g	Euronext NV	16,217
1,947		EXOR NV	112
2,189		Heineken Holding NV	179
38,813		Heineken NV	3,578
15,838,222		ING Groep NV	110,407
500,000	*	ING Groep NV (ADR)	3,450
148,337	*,g	Just Eat Takeaway	15,468
165,400		Koninklijke Ahold Delhaize NV	4,508
971,192		Koninklijke KPN NV	2,583
83,389		Koninklijke Philips Electronics NV	3,890
1,172		Koninklijke Vopak NV	62
5,282		NN Group NV	178
443,872		NXP Semiconductors NV	50,619
8,677	*	Prosus NV	807
2,284		Randstad Holdings NV	102
1,010,688		Royal Dutch Shell plc (A Shares)	16,182
66,311		Royal Dutch Shell plc (B Shares)	1,005
11,784	*,g	Takeaway.com Holding BV	1,232
4,870		Wolters Kluwer NV	380
		TOTAL NETHERLANDS	387,741

NEW ZEALAND - 0.1%
14,796	*	a2 Milk Co Ltd	194
23,969		Auckland International Airport Ltd	102
529,323		Fisher & Paykel Healthcare Corp	12,194
27,485		Meridian Energy Ltd	86
12,557		Mighty River Power Ltd	38
7,982		Ryman Healthcare Ltd	68
37,964		Telecom Corp of New Zealand Ltd	112
		TOTAL NEW ZEALAND	12,794

NORWAY - 0.2%
1,328,063	e	Aker BP ASA	24,577
16,883		DNB NOR Holding ASA	225
364,888		Equinor ASA	5,256
148,411		Gjensidige Forsikring BA	2,742
7,841		Mowi ASA	149
22,860		Norsk Hydro ASA	64
12,869		Orkla ASA	113
1,936		Schibsted ASA (B Shares)	46
12,809		Telenor ASA	187
3,059		Yara International ASA	107
		TOTAL NORWAY	33,466

PAKISTAN - 0.0%
70,800		Habib Bank Ltd	41
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
52,200		MCB Bank Ltd	$50
219,956		Oil & Gas Development Co Ltd	145
		TOTAL PAKISTAN	236

PERU - 0.0%
43,700		Cia de Minas Buenaventura S.A. (ADR) (Series B)	399
13,000		Credicorp Ltd (NY)	1,738
16,536		Southern Copper Corp (NY)	658
		TOTAL PERU	2,795

PHILIPPINES - 0.1%
374,260		Aboitiz Equity Ventures, Inc	342
305,200		Aboitiz Power Corp	166
4,228	*,†	Altus San Nicolas Corp	0	^
54,770		Ayala Corp	860
1,543,570		Ayala Land, Inc	1,053
382,080		Banco de Oro Universal Bank	754
177,260		Bank of the Philippine Islands	257
6,540		Globe Telecom, Inc	272
18,674		GT Capital Holdings, Inc	171
199,370		International Container Term Services, Inc	410
544,450		JG Summit Holdings (Series B)	711
88,420		Jollibee Foods Corp	250
48,110		Manila Electric Co	260
2,159,927		Megaworld Corp	133
2,876,900		Metro Pacific Investments Corp	215
360,863		Metropolitan Bank & Trust	270
16,960		PLDT, Inc	422
202,300		Puregold Price Club, Inc	189
376,600	*	Robinsons Land Corp	133
5,826,950		Robinsons Retail Holdings, Inc	7,596
46,940	*	SM Investments Corp	891
1,920,800		SM Prime Holdings	1,235
170,350		Universal Robina	446
		TOTAL PHILIPPINES	17,036

POLAND - 0.0%
37,094		Bank Pekao S.A.	508
7,065	*	Bank Zachodni WBK S.A.	316
2,530		BRE Bank S.A.	148
12,633	*	CD Projekt Red S.A.	1,273
55,385	*	Cyfrowy Polsat S.A.	370
9,140	*,g	Dino Polska S.A.	466
20,686		Grupa Lotos S.A.	315
25,838	*	KGHM Polska Miedz S.A.	600
244	*	LPP S.A.	372
363,031		Polish Oil & Gas Co	419
166,946	*	Polska Grupa Energetyczna S.A.	292
59,518		Polski Koncern Naftowy Orlen S.A.	946
167,443		Powszechna Kasa Oszczednosci Bank Polski S.A.	975
113,820		Powszechny Zaklad Ubezpieczen S.A.	838
133,031	*	Telekomunikacja Polska S.A.	210
		TOTAL POLAND	8,048
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
PORTUGAL - 0.1%
1,195,604		Energias de Portugal S.A.	$5,707
9,658		Galp Energia SGPS S.A.	112
846,836	*,e	Jeronimo Martins SGPS S.A.	14,820
		TOTAL PORTUGAL	20,639

QATAR - 0.0%
388,110		Barwa Real Estate Co	326
382,709		Commercial Bank of Qatar QSC	400
350,943		Industries Qatar QSC	744
699,675		Masraf Al Rayan	736
834,166		Mesaieed Petrochemical Holding Co	465
166,968		Ooredoo QSC	301
108,007		Qatar Electricity & Water Co	470
100,957		Qatar Fuel QSC	448
148,743		Qatar International Islamic Bank QSC	332
213,232		Qatar Islamic Bank SAQ	924
859,120		Qatar National Bank	4,119
		TOTAL QATAR	9,265

ROMANIA - 0.0%
75,450		NEPI Rockcastle plc	387
		TOTAL ROMANIA	387

RUSSIA - 0.8%
7,814		Evraz plc	28
1,150,701		Gazprom (ADR)	6,237
81,543		LUKOIL PJSC (ADR)	6,052
71,949	*	Magnit PJSC (GDR)	935
121,644		MMC Norilsk Nickel PJSC (ADR)	3,203
92,500	e	Mobile TeleSystems (ADR)	850
18,236		Novatek PJSC (GDR)	2,593
27,470		Novolipetsk Steel PJSC (GDR)	546
29,387		PhosAgro PJSC (GDR)	363
45,494		Polymetal International plc (ADR)	911
13,027	*	Polyus PJSC (GDR)	1,096
263,996	*	Rosneft Oil Co PJSC (GDR)	1,327
3,601,341	*	Sberbank of Russia (ADR)	40,839
48,279		Severstal (GDR)	584
270,029		Surgutneftegaz (ADR) (London)	1,443
47,472		Tatneft PJSC (ADR)	2,236
399,156	*	VTB Bank PJSC (GDR) Tradegate	375
24,223	*	X5 Retail Group NV (GDR)	857
1,498,441	*	Yandex NV	74,952
		TOTAL RUSSIA	145,427

SAUDI ARABIA - 0.2%
8,343		Abdullah Al Othaim Markets Co	250
20,579		Advanced Petrochemical Co	293
233,755		Al Rajhi Bank	3,535
185,332	*	Alinma Bank	720
48,221		Almarai Co JSC	668
112,890		Arab National Bank	575
69,790		Bank AlBilad	413
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
83,131		Bank Al-Jazira	$251
113,423		Banque Saudi Fransi	867
10,839		Bupa Arabia for Cooperative Insurance Co	316
11,195	*	Co for Cooperative Insurance	213
112,453	*	Dar Al Arkan Real Estate Development Co	213
71,429	*	Emaar Economic City	130
70,678	*	Etihad Etisalat Co	503
11,099		Jarir Marketing Co	435
278,656		National Commercial Bank	2,779
72,508	*	National Industrialization Co	203
50,635	*	Rabigh Refining & Petrochemical Co	182
254,683		Riyad Bank	1,148
74,984		Sahara International Petrochemical Co	289
184,364		Samba Financial Group	1,326
8,007		Saudi Airlines Catering Co	166
38,716		Saudi Arabian Fertilizer Co	771
82,140	*	Saudi Arabian Mining Co	770
230,522	g	Saudi Arabian Oil Co	2,001
173,172		Saudi Basic Industries Corp	4,078
138,387		Saudi British Bank	843
14,834		Saudi Cement Co	210
164,097		Saudi Electricity Co	684
44,226		Saudi Industrial Investment Group	239
151,206	*	Saudi Kayan Petrochemical Co	333
113,801		Saudi Telecom Co	3,015
50,557		Savola Group	570
49,689		Yanbu National Petrochemical Co	681
		TOTAL SAUDI ARABIA	29,670

SINGAPORE - 0.1%
362,248		Ascendas REIT	831
42,200	g	BOC Aviation Ltd	272
63,485		CapitaCommercial Trust	78
1,802,046	*	CapitaLand Ltd	3,807
47,117		CapitaMall Trust	67
8,900	e	City Developments Ltd	54
36,222		DBS Group Holdings Ltd	545
123,492		Genting Singapore Ltd	68
2,166		Jardine Cycle & Carriage Ltd	32
28,368	e	Keppel Corp Ltd	122
42,700	e	Mapletree Commercial Trust	60
56,800	e	Mapletree Logistics Trust	80
606,712		Oversea-Chinese Banking Corp	3,954
28,560		Singapore Airlines Ltd	77
380,743	e	Singapore Exchange Ltd	2,291
35,407		Singapore Technologies Engineering Ltd	84
1,088,191		Singapore Telecommunications Ltd	1,936
1,200		Singapore Telecommunications Ltd	2
31,400		Suntec Real Estate Investment Trust	32
246,343		United Overseas Bank Ltd	3,600
8,631		UOL Group Ltd	42
5,400		Venture Corp Ltd	63
		TOTAL SINGAPORE	18,097
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
SOUTH AFRICA - 0.2%
137,640		Absa Group Ltd	$680
10,695		Anglo American Platinum Ltd	778
21,882		Anglo American plc (London)	504
75,045	*	Aspen Pharmacare Holdings Ltd	623
63,868		Bid Corp Ltd	1,049
57,344		Bidvest Group Ltd	470
8,824		Capitec Bank Holdings Ltd	439
47,780		Clicks Group Ltd	579
75,737		Discovery Holdings Ltd	458
49,257		Exxaro Resources Ltd	372
920,550		FirstRand Ltd	2,024
167,811		Gold Fields Ltd	1,584
615,545		Growthpoint Properties Ltd	476
152,797		Impala Platinum Holdings Ltd	1,029
12,518	e	Kumba Iron Ore Ltd	335
272,718		Life Healthcare Group Holdings Pte Ltd	263
163,841		Momentum Metropolitan Holdings	167
48,652		Mr Price Group Ltd	402
325,071	e	MTN Group Ltd	996
85,252	*	MultiChoice Group Ltd	521
84,623		Naspers Ltd (N Shares)	15,552
72,891		Nedbank Group Ltd	427
72,212	*	Northam Platinum Ltd	487
151,139	e,g	Pepkor Holdings Ltd	96
69,108		Pick’n Pay Stores Ltd	203
32,454		PSG Group Ltd	297
148,822		Rand Merchant Investment Holdings Ltd	250
103,087		Remgro Ltd	595
357,619		Sanlam Ltd	1,217
110,450	*	Sasol Ltd	848
96,765		Shoprite Holdings Ltd	595
431,603	*	Sibanye Stillwater Ltd	937
37,891		Spar Group Ltd	375
247,524		Standard Bank Group Ltd	1,494
31,314		Tiger Brands Ltd	322
122,011	e	Vodacom Group Pty Ltd	866
200,901		Woolworths Holdings Ltd	384
		TOTAL SOUTH AFRICA	38,694

SPAIN - 0.4%
4,285		ACS Actividades de Construccion y Servicios S.A.	110
1,205	g	Aena S.A.	161
276,400		Amadeus IT Holding S.A.	14,512
119,034		Banco Bilbao Vizcaya Argentaria S.A.	410
68,033		Banco Santander S.A.	168
228,270		Banco Santander S.A. (AQXE)	558
10,687		Bankinter S.A.	51
67,484		CaixaBank S.A.	144
4,458	g	Cellnex Telecom SAU	272
17,286		Corp Mapfre S.A.	31
4,010	e	Enagas	98
347,535	e	Endesa S.A.	8,621
8,625		Ferrovial S.A.	231
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
35,292		Grifols S.A.	$1,073
3,955,486		Iberdrola S.A.	46,179
178,962		Industria De Diseno Textil S.A.	4,748
108,528	*,†,e	Let’s GOWEX S.A.	1
40,631	e	Naturgy Energy Group S.A.	759
51,667	e	Red Electrica Corp S.A.	967
24,846		Repsol YPF S.A.	220
4,447	*,e	Siemens Gamesa Renewable Energy	79
610,097	e	Telefonica S.A.	2,918
		TOTAL SPAIN	82,311

SWEDEN - 0.5%
5,733		Alfa Laval AB	127
647,940		Assa Abloy AB	13,262
11,929		Atlas Copco AB (A Shares)	508
6,921		Atlas Copco AB (B Shares)	257
2,785		Autoliv, Inc	180
4,976	*	Boliden AB	114
4,183		Electrolux AB (Series B)	70
7,160		Epiroc AB	88
11,427		Epiroc AB (Class A)	143
4,511	e	EQT AB	81
51,964		Ericsson (LM) (B Shares)	482
10,768		Essity AB	349
2,224	e,g	Evolution Gaming Group AB	132
32,000	*	Fastighets AB Balder	1,224
14,318	e	Hennes & Mauritz AB (B Shares)	209
266,325		Hexagon AB (B Shares)	15,640
6,605		Husqvarna AB (B Shares)	54
1,748	e	ICA Gruppen AB	83
2,823		Industrivarden AB	64
498,177	e	Intrum Justitia AB	9,171
2,812	e	Investment AB Latour	51
8,060	e	Investor AB (B Shares)	428
4,164	*	Kinnevik AB	110
1,353		Lundbergs AB (B Shares)	62
134,383	e	Lundin Petroleum AB	3,280
5,395		Nibe Industrier AB	120
246,863		Sandvik AB	4,647
17,787	*,e	SAS AB	15
5,615		Securitas AB (B Shares)	76
655,459		Skandinaviska Enskilda Banken AB (Class A)	5,690
6,071		Skanska AB (B Shares)	124
6,810		SKF AB (B Shares)	127
10,531		Svenska Cellulosa AB (B Shares)	126
27,727		Svenska Handelsbanken AB	263
16,147		Swedbank AB (A Shares)	207
440,527		Swedish Match AB	31,082
9,343		Tele2 AB (B Shares)	124
45,521		TeliaSonera AB	170
26,407		Volvo AB (B Shares)	416
		TOTAL SWEDEN	89,356
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
SWITZERLAND - 3.1%
361,451		ABB Ltd	$8,199
2,817		Adecco S.A.	133
471,064		Alcon, Inc	27,067
828		Baloise Holding AG.	125
318		Banque Cantonale Vaudoise	31
50		Barry Callebaut AG.	95
69,398		Cie Financiere Richemont S.A.	4,476
3,599	*,e	Clariant AG.	71
3,809		Coca-Cola HBC AG.	95
6,384,969	*	Credit Suisse Group	66,435
138		EMS-Chemie Holding AG.	107
661		Geberit AG.	332
165		Givaudan S.A.	617
9,330		Holcim Ltd	411
4,014		Julius Baer Group Ltd	169
954		Kuehne & Nagel International AG.	159
7		Lindt & Spruengli AG.	58
3		Lindt & Spruengli AG. (Registered)	259
2,919		Logitech International S.A.	191
281,498		Lonza Group AG.	149,109
626,944		Nestle S.A.	69,510
204,177		Novartis AG.	17,788
333		Partners Group	303
5,000		PSP Swiss Property AG.	563
582,665		Roche Holding AG.	201,864
725		Schindler Holding AG.	172
354		Schindler Holding AG. (Registered)	84
108		SGS S.A.	265
2,524		Sika AG.	486
978	*	Sonova Holdings AG	196
11,371		STMicroelectronics NV	310
182		Straumann Holding AG.	157
257	*	Swatch Group AG.	52
2,270		Swatch Group AG. (Registered)	89
571		Swiss Life Holding	212
6,440		Swiss Prime Site AG.	597
5,266		Swiss Re Ltd	408
462		Swisscom AG.	242
1,172		Temenos Group AG.	182
205,330		UBS Group AG	2,371
10,859		Vifor Pharma AG.	1,643
25,000	*	Zur Rose Group AG.	6,841
79,837		Zurich Insurance Group AG	28,289
		TOTAL SWITZERLAND	590,763

TAIWAN - 1.7%
98,000		Accton Technology Corp	761
570,000		Acer, Inc	347
64,000		Advantech Co Ltd	644
623,000		ASE Industrial Holding Co Ltd	1,435
426,000		Asia Cement Corp	632
136,000		Asustek Computer, Inc	999
1,766,000		AU Optronics Corp	557
133,189		Catcher Technology Co Ltd	1,009
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,508,412		Cathay Financial Holding Co Ltd	$2,146
230,707		Chailease Holding Co Ltd	984
936,529		Chang Hwa Commercial Bank	616
349,000		Cheng Shin Rubber Industry Co Ltd	401
112,335		Chicony Electronics Co Ltd	326
434,000		China Airlines	121
2,362,000		China Development Financial Holding Corp	760
502,250	*	China Life Insurance Co Ltd (Taiwan)	373
2,280,000		China Steel Corp	1,606
3,345,000		Chinatrust Financial Holding Co	2,318
729,000		Chunghwa Telecom Co Ltd	2,895
816,000		Compal Electronics, Inc	534
929,727		Dadi Early-Childhood Education Group Ltd	5,841
371,000		Delta Electronics, Inc	2,117
1,971,936		E.Sun Financial Holding Co Ltd	1,868
37,000		Eclat Textile Co Ltd	431
493,078		Eva Airways Corp	188
424,731	*	Evergreen Marine Corp Tawain Ltd	155
603,000		Far Eastern Textile Co Ltd	573
313,000		Far EasTone Telecommunications Co Ltd	723
64,200		Feng TAY Enterprise Co Ltd	364
1,872,359		First Financial Holding Co Ltd	1,443
686,000	*	Formosa Chemicals & Fibre Corp	1,767
226,000		Formosa Petrochemical Corp	684
736,000		Formosa Plastics Corp	2,191
156,000		Formosa Taffeta Co Ltd	193
183,000		Foxconn Technology Co Ltd	352
1,269,000		Fubon Financial Holding Co Ltd	1,895
1,781,000		Fuhwa Financial Holdings Co Ltd	1,060
56,000		Giant Manufacturing Co Ltd	503
43,000		Globalwafers Co Ltd	592
128,000		Highwealth Construction Corp	190
47,677		Hiwin Technologies Corp	478
2,381,000		Hon Hai Precision Industry Co, Ltd	6,991
1,934,278		Hota Industrial Manufacturing Co Ltd	6,688
57,000		Hotai Motor Co Ltd	1,367
1,464,636		Hua Nan Financial Holdings Co Ltd	997
1,689,000		InnoLux Display Corp	455
475,000		Inventec Co Ltd	406
19,604		Largan Precision Co Ltd	2,726
415,000		Lite-On Technology Corp	653
287,242		MediaTek, Inc	5,679
2,072,000		Mega Financial Holding Co Ltd	2,178
132,000		Micro-Star International Co Ltd	483
990,000		Nan Ya Plastics Corp	2,174
238,000		Nanya Technology Corp	497
32,000		Nien Made Enterprise Co Ltd	314
110,000		Novatek Microelectronics Corp Ltd	855
385,000		Pegatron Technology Corp	840
29,000	*	Phison Electronics Corp	292
475,000		Pou Chen Corp	466
143,000		Powertech Technology, Inc	522
112,000		President Chain Store Corp	1,127
548,000		Quanta Computer, Inc	1,326
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
91,000		Realtek Semiconductor Corp	$928
103,400		Ruentex Development Co Ltd	180
631,999		Shanghai Commercial & Savings Bank Ltd	980
2,108,622		Shin Kong Financial Holding Co Ltd	618
1,905,300		SinoPac Financial Holdings Co Ltd	704
75,000		Standard Foods Corp	161
251,000		Synnex Technology International Corp	356
1,787,730		Taishin Financial Holdings Co Ltd	813
987,064		Taiwan Business Bank	363
886,789		Taiwan Cement Corp	1,290
1,683,442		Taiwan Cooperative Financial Holding	1,188
370,000		Taiwan High Speed Rail Corp	460
320,000		Taiwan Mobile Co Ltd	1,200
21,093,500		Taiwan Semiconductor Manufacturing Co Ltd	225,268
255,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	14,476
345,000	*	Tatung Co Ltd	246
925,000		Uni-President Enterprises Corp	2,241
2,189,000		United Microelectronics Corp	1,183
170,000		Vanguard International Semiconductor Corp	452
64,000		Walsin Technology Corp	391
65,000		Win Semiconductors Corp	664
619,000		Winbond Electronics Corp	282
547,690		Wistron Corp	669
15,000	*	Wiwynn Corp	410
289,640		WPG Holdings Co Ltd	386
70,339		Yageo Corp	916
110,000		Zhen Ding Technology Holding Ltd	483
		TOTAL TAIWAN	337,416

THAILAND - 0.1%
228,600		Advanced Info Service PCL (Foreign)	1,376
817,300		Airports of Thailand PCL (Foreign)	1,609
1,216,900		Asset World Corp PCL	153
157,100		B Grimm Power PCL	274
87,600		Bangkok Bank PCL (Foreign)	305
356,100		Bangkok Commercial Asset Management PCL	283
1,803,300		Bangkok Dusit Medical Services PCL (Foreign)	1,314
1,456,200		Bangkok Expressway & Metro PCL	449
219,100		Berli Jucker PCL	281
1,411,090		BTS Group Holdings PCL	516
78,500		Bumrungrad Hospital PCL (Foreign)	296
431,500		Central Pattana PCL (Foreign)	686
337,175	*	Central Retail Corp PCL	355
753,900		Charoen Pokphand Foods PCL	778
1,115,200		CP Seven Eleven PCL (Foreign)	2,458
56,500		Electricity Generating PCL	455
284,900		Energy Absolute PCL (Foreign)	365
137,900		Global Power Synergy Co Ltd (Foreign)	330
414,300		Gulf Energy Development PCL	509
1,099,900		Home Product Center PCL (Foreign)	552
328,400		Indorama Ventures PCL (Foreign)	297
422,000		Intouch Holdings PCL (Class F)	772
2,678,600		IRPC PCL (Foreign)	229
343,500		Kasikornbank PCL (Foreign)	1,038
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
687,700		Krung Thai Bank PCL (Foreign)	$230
141,600		Krungthai Card PCL	138
1,556,000		Land and Houses PCL Co Reg	386
483,900		Minor International PCL (Foreign)	320
134,600		Muangthai Capital PCL	229
138,600		Osotspa PCL	171
305,100		PTT Exploration & Production PCL (Foreign)	917
435,300		PTT Global Chemical PCL (Foreign)	658
2,183,600		PTT PCL (Foreign)	2,695
148,300		Ratch Group PCL	300
149,300		Siam Cement PCL (Foreign)	1,786
168,600		Siam Commercial Bank PCL (Foreign)	401
136,600		Srisawad Corp PCL	230
260,200		Thai Oil PCL (Foreign)	378
657,000		Thai Union Group PCL	277
4,835,384		TMB Bank PCL (Foreign)	165
146,900		Total Access Communication PCL (Foreign)	187
2,248,300		True Corp PCL (Foreign)	249
		TOTAL THAILAND	25,397

TURKEY - 0.0%
610,834	*	Akbank TAS	542
37,623		Anadolu Efes Biracilik Ve Malt Sanayii AS	117
62,541		Aselsan Elektronik Sanayi Ve Ticaret AS	295
87,241		BIM Birlesik Magazalar AS	865
264,121		Eregli Demir ve Celik Fabrikalari TAS	331
12,638		Ford Otomotiv Sanayi AS	131
174,450		Haci Omer Sabanci Holding AS	235
143,217		KOC Holding AS	377
41,827		TAV Havalimanlari Holding AS	118
27,026	*	Tupras Turkiye Petrol Rafine	353
111,001	*	Turk Hava Yollari	202
220,896		Turkcell Iletisim Hizmet AS	527
449,388	*	Turkiye Garanti Bankasi AS	554
300,880	*	Turkiye Is Bankasi (Series C)	246
551,174	*	Yapi ve Kredi Bankasi	197
		TOTAL TURKEY	5,090

UNITED ARAB EMIRATES - 0.0%
546,382		Abu Dhabi Commercial Bank PJSC	740
743,399		Aldar Properties PJSC	364
370,996		Dubai Islamic Bank PJSC	387
499,758	*	Emaar Malls Group PJSC	188
691,680	*	Emaar Properties PJSC	523
240,291		Emirates NBD Bank PJSC	586
329,758		Emirates Telecommunications Group Co PJSC	1,486
519,738		National Bank of Abu Dhabi PJSC	1,612
5,358	*,†	NMC Health plc	0	^
		TOTAL UNITED ARAB EMIRATES	5,886

UNITED KINGDOM - 4.0%
17,365		3i Group plc	179
3,512		Admiral Group plc	100
1,438,569		Ashtead Group plc	48,527
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
412,661		Associated British Foods plc	$9,757
1,038,620		AstraZeneca plc	108,094
18,481	g	Auto Trader Group plc	120
1,108		Aveva Group plc	56
70,035		Aviva plc	237
57,043		BAE Systems plc	341
1,454,131		Barclays plc	2,051
16,865		Barratt Developments plc	104
1,095,538		Beazley plc	5,554
2,130		Berkeley Group Holdings plc	110
65,000		Big Yellow Group plc	809
4,556,739	*	boohoo.com plc	23,335
1,395,861		BP plc	5,348
173,647	e	BP plc (ADR)	4,049
410,724		British American Tobacco plc	15,752
164,716		British Land Co plc	788
157,707		BT Group plc	223
6,328		Bunzl plc	170
6,973		Burberry Group plc	138
55,043		CK Hutchison Holdings Ltd	356
18,879		CNH Industrial NV	133
58,738		Coca-Cola European Partners plc (Class A)	2,218
196,041		Compass Group plc	2,697
2,268		Croda International plc	147
1,854		DCC plc	155
430,250		Dechra Pharmaceuticals plc	15,155
20,000		Derwent London plc	688
479,132		Diageo plc	15,925
323,000	*	Dialog Semiconductor plc	14,764
23,634		Direct Line Insurance Group plc	79
2,516,483		Electrocomponents plc	20,948
16,166		Experian Group Ltd	567
562,363		Fevertree Drinks plc	14,256
19,597		Fiat DaimlerChrysler Automobiles NV	198
534,887		GlaxoSmithKline plc	10,805
100,000		Great Portland Estates plc	783
9,907		GVC Holdings plc	91
6,750		Halma plc	192
5,687		Hargreaves Lansdown plc	115
361,504		HSBC Holdings plc	1,680
16,857		Imperial Tobacco Group plc	321
202,056		Informa plc	1,168
3,065		InterContinental Hotels Group plc	135
2,881		Intertek Group plc	194
55,634		ITV plc	51
31,036		J Sainsbury plc	80
7,547		JD Sports Fashion plc	58
3,485		Johnson Matthey plc	91
36,526		Kingfisher plc	101
122,729	e	Land Securities Group plc	839
106,394		Legal & General Group plc	290
198,488	*	Liberty Global plc (Class A)	4,339
11,991	*	Liberty Global plc (Class C)	258
164,880		Linde plc	34,973
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
618,315		Linde plc (Xetra)	$130,956
140,694,848		Lloyds TSB Group plc	54,274
96,914		London Stock Exchange Group plc	10,079
2,955,539		M&G plc	6,137
3,745,647		Man Group plc	6,064
5,000,000	*	Marks & Spencer Group plc	6,131
80,739		Melrose Industries plc	114
35,520		Mondi plc	664
62,386		National Grid plc	761
21,069		Next plc	1,276
8,244	*	Ocado Ltd	207
925,578		Old Mutual Ltd	645
13,683	e	Pearson plc	97
5,690		Persimmon plc	161
1,285,408		Prudential plc	19,369
94,556		Reckitt Benckiser Group plc	8,699
438,995		RELX plc	10,160
175,326		RELX plc (London)	4,058
33,022		Rentokil Initial plc	209
3,274,470		Rolls-Royce Group plc	11,561
90,689		Royal Bank of Scotland Group plc	136
16,635		RSA Insurance Group plc	84
80,000		Safestore Holdings plc	721
20,737		Sage Group plc	172
2,224		Schroders plc	81
138,349		Scottish & Southern Energy plc	2,343
150,334		Segro plc	1,663
4,065		Severn Trent plc	124
15,577		Smith & Nephew plc	290
7,554		Smiths Group plc	132
1,309		Spirax-Sarco Engineering plc	161
9,562		St. James’s Place plc	112
48,482		Standard Chartered plc	263
41,778		Standard Life Aberdeen plc	138
54,755		Taylor Wimpey plc	97
26,310,880		Tesco plc	74,004
5,028,907		Tritax Big Box REIT plc	9,035
257,751		Unilever NV	13,743
258,899		Unilever plc	13,965
11,988		United Utilities Group plc	135
6,110,793		Vodafone Group plc	9,715
3,764	*,e	Whitbread plc	104
40,196		WM Morrison Supermarkets plc	95
660,876		WPP plc	5,152
		TOTAL UNITED KINGDOM	774,779

UNITED STATES - 55.4%
40,153		3M Co	6,263
4,011		A.O. Smith Corp	189
1,662,975		Abbott Laboratories	152,046
1,608,037		AbbVie, Inc	157,877
1,377	*	Abiomed, Inc	333
60,495		Accenture plc	12,989
540,923		Activision Blizzard, Inc	41,056
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
52,214	*	Adobe, Inc	$22,729
2,031		Advance Auto Parts, Inc	289
1,601,615	*	Advanced Micro Devices, Inc	84,261
19,492		AES Corp	282
19,938		Aflac, Inc	718
25,189		Agilent Technologies, Inc	2,226
15,849		AGNC Investment Corp	204
15,000		Agree Realty Corp	986
27,984		Air Products & Chemicals, Inc	6,757
4,708	*	Akamai Technologies, Inc	504
62,210		Albemarle Corp	4,803
29,116		Alexandria Real Estate Equities, Inc	4,724
6,560	*	Alexion Pharmaceuticals, Inc	736
7,232	*	Align Technology, Inc	1,985
8,631		Alleghany Corp	4,222
441,287	*	Allegheny Technologies, Inc	4,497
35,920		Allegion plc	3,672
27,739		Alliant Energy Corp	1,327
144,694		Allstate Corp	14,034
11,879		Ally Financial, Inc	236
35,123	*	Alnylam Pharmaceuticals, Inc	5,202
85,109	*	Alphabet, Inc (Class A)	120,689
149,911	*,n	Alphabet, Inc (Class C)	211,916
25,401	*	Altice USA, Inc	573
226,701		Altria Group, Inc	8,898
184,166	*	Amazon.com, Inc	508,081
48,096		Amcor plc	491
317		Amerco, Inc	96
7,338		Ameren Corp	516
248,009		American Electric Power Co, Inc	19,751
955,333		American Express Co	90,948
2,338		American Financial Group, Inc	148
66,000		American Homes 4 Rent	1,775
275,336		American International Group, Inc	8,585
122,827		American Tower Corp	31,756
5,371		American Water Works Co, Inc	691
65,000		Americold Realty Trust	2,360
3,577		Ameriprise Financial, Inc	537
4,640		AmerisourceBergen Corp	468
6,800		Ametek, Inc	608
109,068		Amgen, Inc	25,725
8,804		Amphenol Corp (Class A)	844
37,837		Analog Devices, Inc	4,640
42,326		Annaly Capital Management, Inc	278
2,548	*	Ansys, Inc	743
40,208		Anthem, Inc	10,574
25,131		Aon plc	4,840
5,014		Apollo Global Management, Inc	250
1,613,560	n	Apple, Inc	588,627
668,026		Applied Materials, Inc	40,382
248,551		Aptiv plc	19,367
7,423		ARAMARK Holdings Corp	168
12,411	*	Arch Capital Group Ltd	356
16,569		Archer-Daniels-Midland Co	661
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
202	*	Arconic Corp	$3
1,652	*	Arista Networks, Inc	347
2,392	*	Arrow Electronics, Inc	164
5,467		Arthur J. Gallagher & Co	533
1,772		Assurant, Inc	183
1,128,654		AT&T, Inc	34,119
161,757	*	Athene Holding Ltd	5,045
3,628		Atmos Energy Corp	361
22,431	*	Autodesk, Inc	5,365
12,768		Automatic Data Processing, Inc	1,901
1,712	*	AutoZone, Inc	1,931
2,258	*	Avalara, Inc	301
41,376		AvalonBay Communities, Inc	6,398
584,143	*	Avantor, Inc	9,930
2,564		Avery Dennison Corp	293
965,207	*	Axalta Coating Systems Ltd	21,765
50,186		Axis Capital Holdings Ltd	2,036
19,061		Baker Hughes Co	293
71,318		Ball Corp	4,956
1,140,713		Bank of America Corp	27,092
684,501		Bank of New York Mellon Corp	26,456
5,813	*	Bausch Health Cos, Inc	106
171,343		Baxter International, Inc	14,753
38,030		Becton Dickinson & Co	9,099
164,387	*	Berkshire Hathaway, Inc (Class B)	29,345
586,579	*	Berry Global Group, Inc	25,997
21,094		Best Buy Co, Inc	1,841
17,252	*	Biogen, Inc	4,616
108,365	*	BioMarin Pharmaceutical, Inc	13,366
648	*	Bio-Rad Laboratories, Inc (Class A)	293
4,522	*	Black Knight, Inc	328
16,795		BlackRock, Inc	9,138
74,756		Blackstone Group, Inc	4,236
400,697		Boeing Co	73,448
17,067	*	Booking Holdings, Inc	27,176
4,240		Booz Allen Hamilton Holding Co	330
6,618		BorgWarner, Inc	234
33,782		Boston Properties, Inc	3,053
2,178,295	*	Boston Scientific Corp	76,480
535,937		Bristol-Myers Squibb Co	31,513
330,237		Broadcom, Inc	104,226
3,459		Broadridge Financial Solutions, Inc	436
7,265		Brown & Brown, Inc	296
9,195		Brown-Forman Corp (Class B)	585
4,372		Bunge Ltd	180
1,929	*	Burlington Stores, Inc	380
131		Cable One, Inc	233
11,865		Cabot Oil & Gas Corp	204
8,298	*	Cadence Design Systems, Inc	796
3,091		Camden Property Trust	282
5,196		Campbell Soup Co	258
13,531		Capital One Financial Corp	847
375,719	*	Capri Holdings Ltd	5,872
8,480		Cardinal Health, Inc	443
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,207	e	Carlyle Group, Inc	$117
4,836	*	CarMax, Inc	433
55,519	e	Carnival Corp	912
457,781		Carrier Global Corp	10,172
4,541	*	Catalent, Inc	333
442,898		Caterpillar, Inc	56,026
3,201		CBOE Global Markets, Inc	299
68,172	*	CBRE Group, Inc	3,083
3,798		CDK Global, Inc	157
4,147		CDW Corp	482
3,527		Celanese Corp (Series A)	305
274,045	*	Centene Corp	17,416
1,337,978		Centerpoint Energy, Inc	24,980
26,960		CenturyLink, Inc	270
56,361		Cerner Corp	3,864
24,603		CF Industries Holdings, Inc	692
3,841		CH Robinson Worldwide, Inc	304
279,991		Charles Schwab Corp	9,447
22,020	*	Charter Communications, Inc	11,231
31,679	*	Cheniere Energy, Inc	1,531
447,854		Chevron Corp	39,962
8,737	*	Chipotle Mexican Grill, Inc (Class A)	9,194
208,735		Chubb Ltd	26,430
7,335		Church & Dwight Co, Inc	567
233,264		Cigna Corp	43,772
4,762		Cincinnati Financial Corp	305
2,564		Cintas Corp	683
665,888		Cisco Systems, Inc	31,057
2,220,737		Citigroup, Inc	113,480
508,262		Citizens Financial Group, Inc	12,829
3,381		Citrix Systems, Inc	500
17,994		Clorox Co	3,947
69,692		CME Group, Inc	11,328
8,246		CMS Energy Corp	482
3,294,522		Coca-Cola Co	147,199
5,264		Cognex Corp	314
16,227		Cognizant Technology Solutions Corp (Class A)	922
377,730	*	Coherus Biosciences, Inc	6,746
314,361		Colgate-Palmolive Co	23,030
1,714,597		Comcast Corp (Class A)	66,835
4,675		Comerica, Inc	178
151,709		ConAgra Brands, Inc	5,336
5,986		Concho Resources, Inc	308
770,734		ConocoPhillips	32,386
9,703		Consolidated Edison, Inc	698
23,154		Constellation Brands, Inc (Class A)	4,051
1,475		Cooper Cos, Inc	418
6,278	*	Copart, Inc	523
22,190		Corning, Inc	575
134,682		Corteva, Inc	3,608
1,152	*	CoStar Group, Inc	819
402,858		Costco Wholesale Corp	122,151
6,548		Coty, Inc	29
1,939	*	Coupa Software, Inc	537
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,004	*	Crowdstrike Holdings, Inc	$301
87,328		Crown Castle International Corp	14,614
705,339	*	Crown Holdings, Inc	45,939
394,379		CSX Corp	27,504
4,363		Cummins, Inc	756
285,613		CVS Health Corp	18,556
665	*	CyberArk Software Ltd	66
20,500		CyrusOne, Inc	1,491
244,833		Danaher Corp	43,294
3,807		Darden Restaurants, Inc	288
3,244	*	Datadog, Inc	282
2,544	*	DaVita, Inc	201
93,907		Deere & Co	14,757
7,021	*	Dell Technologies, Inc	386
92,141		Delta Air Lines, Inc	2,585
6,397		Dentsply Sirona, Inc	282
20,908	*	DexCom, Inc	8,476
12,537		Diamondback Energy, Inc	524
23,276		Digital Realty Trust, Inc	3,308
422,726		Discover Financial Services	21,174
5,417	*,e	Discovery, Inc (Class A)	114
10,405	*	Discovery, Inc (Class C)	200
31,348	*	DISH Network Corp (Class A)	1,082
5,059	*	DocuSign, Inc	871
27,060		Dollar General Corp	5,155
41,038	*	Dollar Tree, Inc	3,803
265,805		Dominion Energy, Inc	21,578
1,164		Domino’s Pizza, Inc	430
38,804		Dover Corp	3,747
575,311	n	Dow, Inc	23,450
10,379		DR Horton, Inc	576
7,626	*	Dropbox, Inc	166
5,717		DTE Energy Co	615
107,481		Duke Energy Corp	8,587
37,112		Duke Realty Corp	1,313
1,479,522	n	DuPont de Nemours, Inc	78,607
3,816	*	Dynatrace, Inc	155
6,560		E*TRADE Financial Corp	326
4,288		East West Bancorp, Inc	155
3,988		Eastman Chemical Co	278
258,744		Eaton Corp	22,635
122,914		eBay, Inc	6,447
24,944		Ecolab, Inc	4,963
52,145		Edison International	2,832
927,606	*	Edwards Lifesciences Corp	64,107
11,870	*	Elanco Animal Health, Inc	255
8,575	*	Electronic Arts, Inc	1,132
245,492		Eli Lilly & Co	40,305
18,099		Emerson Electric Co	1,123
231,038		Entergy Corp	21,674
571,909	*	Envista Holdings Corp	12,062
105,707		EOG Resources, Inc	5,355
1,664	*	EPAM Systems, Inc	419
3,615		Equifax, Inc	621
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
47,777		Equinix, Inc	$33,554
797,106		Equitable Holdings, Inc	15,376
64,975		Equity Lifestyle Properties, Inc	4,060
51,805		Equity Residential	3,047
757		Erie Indemnity Co (Class A)	145
6,546		Essential Utilities Inc	277
6,922		Essex Property Trust, Inc	1,586
140,533		Estee Lauder Cos (Class A)	26,516
1,250		Everest Re Group Ltd	258
6,615		Evergy, Inc	392
9,765		Eversource Energy	813
127,439	*	Exact Sciences Corp	11,080
139,286		Exelon Corp	5,055
42,085		Expedia Group Inc	3,459
5,119		Expeditors International of Washington, Inc	389
18,765		Extra Space Storage, Inc	1,733
582,027	d	Exxon Mobil Corp	26,028
1,849	*	F5 Networks, Inc	258
1,124,419	*,n	Facebook, Inc	255,322
1,146		Factset Research Systems, Inc	376
849	*	Fair Isaac Corp	355
17,041		Fastenal Co	730
2,208		Federal Realty Investment Trust	188
7,340		FedEx Corp	1,029
4,010		Ferguson plc	328
8,315		Fidelity National Financial Inc	255
120,019		Fidelity National Information Services, Inc	16,093
299,229		Fifth Third Bancorp	5,769
4,983		First Republic Bank	528
1,228,493		FirstEnergy Corp	47,641
17,091	*	Fiserv, Inc	1,668
2,479	*	FleetCor Technologies, Inc	624
4,042		FLIR Systems, Inc	164
3,771		FMC Corp	376
113,323		Ford Motor Co	689
4,369	*	Fortinet, Inc	600
186,346		Fortive Corp	12,608
3,998		Fortune Brands Home & Security, Inc	256
10,023		Fox Corp (Class A)	269
4,787		Fox Corp (Class B)	128
9,404		Franklin Resources, Inc	197
4,977,626		Freeport-McMoRan, Inc (Class B)	57,591
45,551		Gaming and Leisure Properties, Inc	1,576
4,122		Garmin Ltd	402
2,747	*	Gartner, Inc	333
7,262		General Dynamics Corp	1,085
258,695		General Electric Co	1,767
54,431		General Mills, Inc	3,356
530,757	*,†	General Motors Co	0
18,106,794	*,†,e	General Motors Co	0
38,048		General Motors Co	963
18,159,000	*,†	General Motors Co	0
19,417,463	*,†	General Motors Co	0
4,461,000	*,†	General Motors Co	0
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
26,439,985	*,†	General Motors Co	$0
29,845,445	*,†	General Motors Co	0
13,592,224	*,†	General Motors Co	0
61,921,000	*,†,e	General Motors Co	0
69,850,000	*,†	General Motors Co	0
4,461		Genuine Parts Co	388
155,906		Gilead Sciences, Inc	11,995
52,470		Global Payments, Inc	8,900
2,991		Globe Life, Inc	222
5,182	*	GoDaddy, Inc	380
245,259		Goldman Sachs Group, Inc	48,468
36,000	*	Guardant Health, Inc	2,921
2,490	*	Guidewire Software, Inc	276
26,747		Halliburton Co	347
164,955		Hartford Financial Services Group, Inc	6,359
3,810		Hasbro, Inc	286
51,551		HCA Healthcare, Inc	5,004
5,217	*	HD Supply Holdings, Inc	181
26,000		Healthcare Trust of America, Inc	690
93,248		Healthpeak Properties Inc	2,570
1,423		HEICO Corp	142
2,202		HEICO Corp (Class A)	179
4,166	*	Henry Schein, Inc	243
4,414		Hershey Co	572
8,001		Hess Corp	415
39,600		Hewlett Packard Enterprise Co	385
90,280		Hexcel Corp	4,082
8,241		Hilton Worldwide Holdings, Inc	605
4,318		HollyFrontier Corp	126
349,136	*	Hologic, Inc	19,901
711,733		Home Depot, Inc	178,296
784,456		Honeywell International, Inc	113,424
160,000	*	Horizon Therapeutics Plc	8,893
8,846		Hormel Foods Corp	427
100,840		Host Hotels and Resorts, Inc	1,088
12,574		Howmet Aerospace, Inc	199
1,033,601		HP, Inc	18,016
28,888	*	HubSpot, Inc	6,481
14,507		Humana, Inc	5,625
30,055		Huntington Bancshares, Inc	272
1,159		Huntington Ingalls	202
2,298		IDEX Corp	363
16,553	*	IDEXX Laboratories, Inc	5,465
26,414		IHS Markit Ltd	1,994
9,443		Illinois Tool Works, Inc	1,651
64,755	*	Illumina, Inc	23,982
5,502	*	Incyte Corp	572
567,160	*	Ingersoll Rand, Inc	15,949
2,078		Ingredion, Inc	172
1,876	*	Insulet Corp	364
3,164,951		Intel Corp	189,359
48,027		Intercontinental Exchange Group, Inc	4,399
46,888		International Business Machines Corp	5,663
2,488		International Flavors & Fragrances, Inc	305
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
106		International Flavors & Fragrances, Inc (Tel Aviv)	$13
27,748		International Paper Co	977
198,794		Interpublic Group of Cos, Inc	3,411
62,386		Intuit, Inc	18,478
18,690	*	Intuitive Surgical, Inc	10,650
12,523		Invesco Ltd	135
115,741		Invitation Homes, Inc	3,186
18,898	*	Ionis Pharmaceuticals, Inc	1,114
1,171	*	IPG Photonics Corp	188
20,345	*	IQVIA Holdings, Inc	2,887
8,825		Iron Mountain, Inc	230
131,264	e	iShares MSCI Canada Index Fund	3,397
30,241		iShares MSCI South Korea Index Fund	1,728
150,000	e	iShares Russell 2000 Index Fund	21,477
148,932		ITT, Inc	8,748
3,312		J.M. Smucker Co	350
2,229		Jack Henry & Associates, Inc	410
3,837		Jacobs Engineering Group, Inc	325
8,749		James Hardie Industries NV	169
213,942	*	Jazz Pharmaceuticals plc	23,606
2,590		JB Hunt Transport Services, Inc	312
664,446		Johnson & Johnson	93,441
22,182		Johnson Controls International plc	757
1,410		Jones Lang LaSalle, Inc	146
2,408,623		JPMorgan Chase & Co	226,555
9,448		Juniper Networks, Inc	216
83,499		Kansas City Southern	12,466
7,455		Kellogg Co	492
1,561,708		Keurig Dr Pepper, Inc	44,353
29,630		Keycorp	361
5,598	*	Keysight Technologies, Inc	564
10,000		Kilroy Realty Corp	587
54,014		Kimberly-Clark Corp	7,635
60,306		Kinder Morgan, Inc	915
15,217	e	KKR & Co, Inc	470
4,644		KLA Corp	903
3,933		Knight-Swift Transportation Holdings, Inc	164
19,991		Kraft Heinz Co	638
137,992		Kroger Co	4,671
305,044		L3Harris Technologies, Inc	51,757
12,131	*	Laboratory Corp of America Holdings	2,015
88,020		Lam Research Corp	28,471
4,376		Lamb Weston Holdings, Inc	280
1,035,208		Las Vegas Sands Corp	47,143
1,674		Lear Corp	183
4,043		Leidos Holdings, Inc	379
8,237		Lennar Corp (Class A)	508
1,062		Lennox International, Inc	247
24,814	e	Levi Strauss & Co	333
674	*	Liberty Broadband Corp (Class A)	82
3,216	*	Liberty Broadband Corp (Class C)	399
6,085	*	Liberty Media Group (Class C)	193
2,871	*	Liberty SiriusXM Group (Class A)	99
5,784	*	Liberty SiriusXM Group (Class C)	199
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,982		Lincoln National Corp	$220
4,624	*	Live Nation, Inc	205
8,655	*	LKQ Corp	227
7,506		Lockheed Martin Corp	2,739
8,063		Loews Corp	276
300,203		Lowe’s Companies, Inc	40,563
126,948	*	Lululemon Athletica, Inc	39,609
7,755		LyondellBasell Industries NV	510
3,905		M&T Bank Corp	406
19,260		Marathon Petroleum Corp	720
398	*	Markel Corp	367
1,132		MarketAxess Holdings, Inc	567
173,008		Marriott International, Inc (Class A)	14,832
209,477		Marsh & McLennan Cos, Inc	22,492
1,807		Martin Marietta Materials, Inc	373
19,856		Marvell Technology Group Ltd	696
8,382		Masco Corp	421
1,558	*	Masimo Corp	355
278,395		Mastercard, Inc (Class A)	82,321
263,547	*,e	Match Group, Inc	28,213
41,294	*	Match Group, Inc (Euro OTC)	13,354
121,950	*	Match Group, Inc (NASDAQ)	10,000
7,830		Maxim Integrated Products, Inc	475
3,675		McCormick & Co, Inc	659
750,035		McDonald’s Corp	138,359
33,433		McKesson Corp	5,129
15,126		Medical Properties Trust, Inc	284
168,418		Medtronic plc	15,444
447,770		Merck & Co, Inc	34,626
45,878		Metlife, Inc	1,675
718	*	Mettler-Toledo International, Inc	578
855,656		MGM Growth Properties LLC	23,282
14,731		MGM Resorts International	247
7,117		Microchip Technology, Inc	749
108,186	*	Micron Technology, Inc	5,574
3,142,684		Microsoft Corp	639,568
15,316		Mid-America Apartment Communities, Inc	1,756
8,163	*	Moderna, Inc	524
1,797	*	Mohawk Industries, Inc	183
1,851	*	Molina Healthcare, Inc	329
5,664		Molson Coors Brewing Co (Class B)	195
740,110		Mondelez International, Inc	37,842
1,320	*	MongoDB, Inc	299
1,076,555	*	Monster Beverage Corp	74,627
4,988		Moody’s Corp	1,370
3,009,329		Morgan Stanley	145,351
12,270		Mosaic Co	154
5,064		Motorola Solutions, Inc	710
2,511		MSCI, Inc (Class A)	838
15,629	*	Mylan NV	251
3,476		Nasdaq Inc	415
11,310		National Oilwell Varco, Inc	139
5,277		National Retail Properties, Inc	187
6,430		NetApp, Inc	285
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
91,349	*	Netflix, Inc	$41,567
2,536	*	Neurocrine Biosciences, Inc	309
12,104		Newell Brands Inc	192
393,171		Newmont Goldcorp Corp	24,274
11,641		News Corp (Class A)	138
170,377		NextEra Energy, Inc	40,919
10,476		Nielsen NV	156
1,324,009		Nike, Inc (Class B)	129,819
11,565		NiSource, Inc	263
1,676		Nordson Corp	318
7,620		Norfolk Southern Corp	1,338
5,776		Northern Trust Corp	458
63,129		Northrop Grumman Corp	19,408
17,146		NortonLifelock, Inc	340
36,240		NRG Energy, Inc	1,180
8,782		Nucor Corp	364
100,798		NVIDIA Corp	38,294
1,078	*	NVR, Inc	3,513
26,968		Occidental Petroleum Corp	494
6,182		OGE Energy Corp	188
3,319	*	Okta, Inc	665
2,774		Old Dominion Freight Line	470
6,781		Omega Healthcare Investors, Inc	202
6,664		Omnicom Group, Inc	364
11,868	*	ON Semiconductor Corp	235
59,213		ONEOK, Inc	1,967
114,722		Oracle Corp	6,341
4,894	*	O’Reilly Automotive, Inc	2,064
74,973		Otis Worldwide Corp	4,263
127,418		Owens Corning, Inc	7,105
10,261		PACCAR, Inc	768
9,247		Packaging Corp of America	923
2,961	*	Palo Alto Networks, Inc	680
186,082		Parker-Hannifin Corp	34,103
273,466		Parsley Energy, Inc	2,921
9,366		Paychex, Inc	709
1,503	*	Paycom Software, Inc	466
958,200	*	PayPal Holdings, Inc	166,947
1,454,759	*	Peloton Interactive, Inc	84,041
5,291		Pentair plc	201
13,402		People’s United Financial, Inc	155
267,614		PepsiCo, Inc	35,395
3,234		PerkinElmer, Inc	317
74,977		Perrigo Co plc	4,144
1,090,520		Pfizer, Inc	35,660
282,990		Philip Morris International, Inc	19,826
424,876		Phillips 66	30,549
3,485		Pinnacle West Capital Corp	255
10,461	*	Pinterest, Inc	232
45,141		Pioneer Natural Resources Co	4,410
139,899		PNC Financial Services Group, Inc	14,719
156,492		PPG Industries, Inc	16,598
97,805		PPL Corp	2,527
8,111		Principal Financial Group	337
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,566,890		Procter & Gamble Co	$187,353
183,238		Progressive Corp	14,679
222,235		Prologis, Inc	20,741
58,276		Prudential Financial, Inc	3,549
3,334	*	PTC, Inc	259
73,233		Public Service Enterprise Group, Inc	3,600
17,650		Public Storage, Inc	3,387
8,255		Pulte Homes, Inc	281
4,087	*	QIAGEN NV (Turquoise)	176
3,362	*	Qorvo, Inc	372
156,000	e	QTS Realty Trust, Inc	9,998
534,387		QUALCOMM, Inc	48,741
73,175		Quest Diagnostics, Inc	8,339
1,626		Ralph Lauren Corp	118
3,820		Raymond James Financial, Inc	263
656,283	*	Raytheon Technologies Corp	40,440
36,045		Realty Income Corp	2,145
50,177		Regency Centers Corp	2,303
139,124	*	Regeneron Pharmaceuticals, Inc	86,765
27,893		Regions Financial Corp	310
1,875		Reinsurance Group of America, Inc (Class A)	147
6,663		Republic Services, Inc	547
8,295		Resmed, Inc	1,593
566,370		Rexford Industrial Realty, Inc	23,465
2,102	*	RingCentral, Inc	599
3,579		Robert Half International, Inc	189
67,541		Rockwell Automation, Inc	14,386
2,728	*	Roku, Inc	318
4,223		Rollins, Inc	179
92,701		Roper Technologies Inc	35,992
30,997		Ross Stores, Inc	2,642
19,337	e	Royal Caribbean Cruises Ltd	973
25,949	*	Royalty Pharma plc	1,260
3,970		RPM International, Inc	298
55,286		S&P Global, Inc	18,216
892,379	*	salesforce.com, Inc	167,169
2,148	*	Sarepta Therapeutics, Inc	344
10,909		SBA Communications Corp	3,250
40,431		Schlumberger Ltd	744
6,822		Seagate Technology, Inc	330
4,906		Sealed Air Corp	161
54,615	*	Seattle Genetics, Inc	9,280
3,740		SEI Investments Co	206
40,841		Sempra Energy	4,788
4,611	*	Sensata Technologies Holding plc	172
216,379	*	ServiceNow, Inc	87,646
23,375		Sherwin-Williams Co	13,507
1,607		Signature Bank	172
34,160		Simon Property Group, Inc	2,336
31,560		Sirius XM Holdings, Inc	185
185,066		Skyworks Solutions, Inc	23,663
1,028,935	*	Slack Technologies, Inc	31,990
26,158	*	Snap, Inc	614
1,498		Snap-On, Inc	207
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
258,555		Southern Co	$13,406
234,221	n	Southwest Airlines Co	8,006
4,617	*	Splunk, Inc	917
76,800	*	Spotify Technology S.A.	19,829
10,503	*	Square, Inc	1,102
6,632		SS&C Technologies Holdings, Inc	375
34,664		Stanley Black & Decker, Inc	4,831
177,115		Starbucks Corp	13,034
105,044		State Street Corp	6,676
6,224		Steel Dynamics, Inc	162
2,462		STERIS plc	378
41,972		Stryker Corp	7,563
33,341		Sun Communities, Inc	4,524
1,512	*	SVB Financial Group	326
16,060		Synchrony Financial	356
74,870	*	Synopsys, Inc	14,600
46,556		SYSCO Corp	2,545
6,979		T Rowe Price Group, Inc	862
62,113	*	Take-Two Interactive Software, Inc	8,669
600,941		Target Corp	72,071
77,103		TD Ameritrade Holding Corp	2,805
307,493		TE Connectivity Ltd	25,076
12,136	*	Teladoc, Inc	2,316
1,116	*	Teledyne Technologies, Inc	347
1,347		Teleflex, Inc	490
5,050		Teradyne, Inc	427
26,000		Terreno Realty Corp	1,369
114,639	*	Tesla, Inc	123,788
53,885		Texas Instruments, Inc	6,842
196,693		Textron, Inc	6,473
91,259		Thermo Fisher Scientific, Inc	33,067
3,293		Tiffany & Co	402
217,200		TJX Companies, Inc	10,982
170,632	*	T-Mobile US, Inc	17,771
3,410		Tractor Supply Co	449
1,188	*	Trade Desk, Inc	483
2,289		Tradeweb Markets, Inc	133
398,867		Trane Technologies plc	35,491
16,549		TransDigm Group, Inc	7,315
5,486		TransUnion	478
7,409		Travelers Cos, Inc	845
7,218	*	Trimble Inc	312
273,059		Tronox Holdings plc	1,971
39,750		Truist Financial Corp	1,493
3,517	*	Twilio, Inc	772
22,938	*	Twitter, Inc	683
1,144	*	Tyler Technologies, Inc	397
24,234		Tyson Foods, Inc (Class A)	1,447
320,130	*	Uber Technologies, Inc	9,950
8,993		UDR, Inc	336
6,158		UGI Corp	196
47,386	*	Ulta Beauty, Inc	9,639
847,155		Union Pacific Corp	143,229
51,813		United Parcel Service, Inc (Class B)	5,761
251

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,194	*	United Rentals, Inc	$327
442,147		UnitedHealth Group, Inc	130,411
2,342		Universal Health Services, Inc (Class B)	218
550,730		US Bancorp	20,278
4,333		Vail Resorts, Inc	789
583,889		Valero Energy Corp	34,344
319,640		Vanguard Emerging Markets ETF	12,661
50,000		Vanguard FTSE Developed Markets ETF	1,940
2,748	*	Varian Medical Systems, Inc	337
23,727	*	Veeva Systems, Inc	5,562
41,286		Ventas, Inc	1,512
33,399		VEREIT, Inc	215
3,114	*	VeriSign, Inc	644
4,585		Verisk Analytics, Inc	780
628,093		Verizon Communications, Inc	34,627
87,583	*	Vertex Pharmaceuticals, Inc	25,426
27,662		VF Corp	1,686
73,217		ViacomCBS, Inc (Class B)	1,707
88,637		VICI Properties, Inc	1,790
927,568		Visa, Inc (Class A)	179,178
47,984		Vistra Energy Corp	893
2,478	*	VMware, Inc (Class A)	384
5,243		Vornado Realty Trust	200
428,832		Voya Financial, Inc	20,005
88,847		Vulcan Materials Co	10,293
4,498		W.R. Berkley Corp	258
58,152		W.W. Grainger, Inc	18,269
5,506		Wabtec Corp	317
42,269		Walgreens Boots Alliance, Inc	1,792
911,114		Walmart, Inc	109,133
1,320,007		Walt Disney Co	147,194
7,822		Waste Connections, Inc	734
181,857		Waste Management, Inc	19,260
1,808	*	Waters Corp	326
1,923	*,e	Wayfair, Inc	380
9,339		WEC Energy Group, Inc	819
80,250	*	Welbilt, Inc	489
115,292		Wells Fargo & Co	2,951
47,931		Welltower, Inc	2,480
28,764		West Pharmaceutical Services, Inc	6,534
8,663		Western Digital Corp	382
11,914		Western Union Co	258
7,467		WestRock Co	211
50,079		Weyerhaeuser Co	1,125
1,854		Whirlpool Corp	240
171,483		Williams Cos, Inc	3,262
8,676		Willis Towers Watson plc	1,709
4,943	*	Workday, Inc	926
5,280		WP Carey, Inc	357
564,517	*	WPX Energy, Inc	3,602
921,176		Wynn Resorts Ltd	68,618
15,537		Xcel Energy, Inc	971
7,394		Xilinx, Inc	728
2,754	*	XPO Logistics, Inc	213
252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,453		Xylem, Inc	$354
44,672		Yum! Brands, Inc	3,882
1,626	*	Zebra Technologies Corp (Class A)	416
4,051	*,e	Zillow Group, Inc (Class C)	233
110,614		Zimmer Biomet Holdings, Inc	13,203
4,779		Zions Bancorporation	162
210,202		Zoetis, Inc	28,806
3,224	*,e	Zoom Video Communications, Inc	817
42,500	*	Zscaler, Inc	4,654
		TOTAL UNITED STATES	10,723,116

ZAMBIA - 0.0%
429,331		First Quantum Minerals Ltd	3,422
		TOTAL ZAMBIA	3,422

		TOTAL COMMON STOCKS	19,102,792
		(Cost $17,140,917)

PURCHASED OPTIONS – 0.0%

UNITED STATES - 0.0%
37,000		Dow, Inc	67
		TOTAL UNITED STATES	67

		TOTAL PURCHASED OPTIONS	67
		(Cost $51)

RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
3,146	†	Legend Holdings Corp	1
		TOTAL CHINA	1

KOREA, REPUBLIC OF - 0.0%
6,288		Korean Air Lines Co Ltd	9
		TOTAL KOREA, REPUBLIC OF	9

SPAIN - 0.0%
4,590	e	ACS Actividades de Construccion y Servicios S.A.	7
31,183	e	Repsol S.A.	15
630,802	e	Telefonica S.A.	124
		TOTAL SPAIN	146

THAILAND - 0.0%
63,519		BTS Group Holdings PCL	2
59,012		Minor International PCL	3
		TOTAL THAILAND	5

UNITED STATES - 0.0%
10,700		Bristol-Myers Squibb Co	38
112,210		T-Mobile US, Inc	19
		TOTAL UNITED STATES	57

		TOTAL RIGHTS / WARRANTS	218
		(Cost $261)
253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.6%
$10,000,000		Federal Farm Credit Bank (FFCB)	0.200%	11/04/20	$9,994
25,000,000		Federal Home Loan Bank (FHLB)	0.084	07/01/20	25,000
19,200,000		FHLB	0.080-0.115	07/09/20	19,199
24,100,000		FHLB	0.100-0.155	07/20/20	24,098
16,785,000		FHLB	0.125-0.190	07/31/20	16,783
9,090,000		FHLB	0.125	08/07/20	9,089
10,000,000		Federal National Mortgage Association (FNMA)	0.249	09/23/20	9,997
10,000,000		FNMA	0.200	10/16/20	9,996
		TOTAL GOVERNMENT AGENCY DEBT			124,156

REPURCHASE AGREEMENT - 0.1%
20,040,000	r	Fixed Income Clearing Corp	0.070	07/01/20	20,040
		TOTAL REPURCHASE AGREEMENT			20,040

TREASURY DEBT - 0.3%
30,360,000		United States Treasury Bill	0.085	07/07/20	30,360
28,230,000		United States Treasury Bill	0.075	07/28/20	28,227
		TOTAL TREASURY DEBT			58,587

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

CERTIFICATE OF DEPOSIT - 0.0%
7,000,000		Lloyds Bank plc	0.593	10/01/20	7,000
		TOTAL CERTIFICATE OF DEPOSIT			7,000

REPURCHASE AGREEMENT - 0.6%
20,000,000	s	Barclays Capital	0.070	07/01/20	20,000
20,000,000	t	Citigroup	0.070	07/01/20	20,000
8,000,000	u	Deutsche Bank	0.070	07/01/20	8,000
25,000,000	v	JP Morgan Securities	0.070	07/01/20	25,000
10,000,000	w	Merrill Lynch	0.090	07/01/20	10,000
10,000,000	x	Nomura Securities	0.070	07/01/20	10,000
10,000,000	y	Royal Bank of Scotland	0.070	07/01/20	10,000
10,000,000	z	Societe Generale	0.090	07/01/20	10,000
		TOTAL REPURCHASE AGREEMENT			113,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			120,000

		TOTAL SHORT-TERM INVESTMENTS			322,783
		(Cost $322,778)

		TOTAL INVESTMENTS - 100.4%			19,425,860
		(Cost $17,464,007)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(86,823)
		NET ASSETS - 100.0%			$19,339,037
254

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $245,216,895.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities is $258,703,548 or 1.3% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $20,040,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $20,440,800.
s	Agreement with Barclays Capital, 0.070% dated 6/30/20 to be repurchased at $20,000,000 on 7/01/20, collateralized by U.S. Government Agency Securities valued at $20,400,000.
t	Agreement with Citigroup, 0.070% dated 6/30/20 to be repurchased at $20,000,000 on 7/01/20, collateralized by U.S. Government Agency Securities valued at $20,400,000.
u	Agreement with Deutsche Bank, 0.070% dated 6/30/20 to be repurchased at $8,000,000 on 7/01/20, collateralized by U.S. Government Agency Securities valued at $8,160,000.
v	Agreement with JP Morgan Securities, 0.070% dated 6/30/20 to be repurchased at $25,000,000 on 7/01/20, collateralized by U.S. Government Agency Securities valued at $25,500,000.
w	Agreement with Merrill Lynch, 0.090% dated 6/30/20 to be repurchased at $10,000,000 on 7/01/20, collateralized by U.S. Government Agency Securities valued at $10,206,000.
x	Agreement with Nomura Securities, 0.070% dated 6/30/20 to be repurchased at $10,000,000 on 7/01/20, collateralized by U.S. Government Agency Securities valued at $10,200,000.
y	Agreement with Royal Bank of Scotland, 0.070% dated 6/30/20 to be repurchased at $10,000,000 on 7/01/20, collateralized by U.S. Government Agency Securities valued at $10,200,000.
z	Agreement with Societe Generale, 0.090% dated 6/30/20 to be repurchased at $10,000,000 on 7/01/20, collateralized by U.S. Government Agency Securities valued at $10,200,000.

Cost amounts are in thousands.

Purchased options outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Dow, Inc, Call	370	$51	$50.00	01/15/21	$67
255

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Written options outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alphabet, Inc, Call	25	$(60)	$1,520.00	07/17/20	$(8)
Alphabet, Inc, Put	25	(26)	1,300.00	07/17/20	(14)
Apple, Inc, Call	234	(439)	350.00	08/21/20	(635)
Apple, Inc, Put	114	(46)	255.00	07/17/20	(1)
Apple, Inc, Put	234	(106)	300.00	08/21/20	(73)
Dow, Inc, Put	370	(51)	25.00	01/15/21	(43)
DuPont de Nemours, Inc, Put	228	(93)	42.50	10/16/20	(36)
DuPont de Nemours, Inc, Put	228	(120)	45.00	10/16/20	(53)
Facebook, Inc, Call	176	(48)	270.00	07/17/20	(2)
Southwest Airlines Co, Call	800	(90)	40.00	07/17/20	(28)
Total	2,434	(1,079)			$(893)

Futures contracts outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
MSCI EAFE Index	384	09/18/20	$34,217	$34,145	$(72)
S&P 500 E Mini Index	461	09/18/20	73,186	71,229	(1,957)
Total	845		$107,403	$105,374	$(2,029)

256

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2020

SECTOR	VALUE (000)	% OF ASSETS
INFORMATION TECHNOLOGY	$4,269,109	22.2%
CONSUMER DISCRETIONARY	2,869,068	14.8
HEALTH CARE	2,626,863	13.6
FINANCIALS	2,225,741	11.5
COMMUNICATION SERVICES	1,728,725	8.9
INDUSTRIALS	1,715,319	8.9
CONSUMER STAPLES	1,477,994	7.6
MATERIALS	918,569	4.7
UTILITIES	545,937	2.8
ENERGY	380,230	2.0
REAL ESTATE	345,522	1.8
SHORT-TERM INVESTMENTS	322,783	1.6
OTHER ASSETS & LIABILITES, NET	(86,823)	(0.4)
NET ASSETS	$19,339,037	100.0%
257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.6%
751,129		Aptiv plc	$58,528
376,421	*	Tesla, Inc	406,463
		TOTAL AUTOMOBILES & COMPONENTS	464,991

BANKS - 0.0%
1,638	*,e	LendingTree, Inc	474
		TOTAL BANKS	474

CAPITAL GOODS - 2.2%
78,561		3M Co	12,255
13,154		Allegion plc	1,345
15,020		Allison Transmission Holdings, Inc	552
3,442		Armstrong World Industries, Inc	268
13,389	*	Axon Enterprise, Inc	1,314
399,144		Boeing Co	73,163
13,198		BWX Technologies, Inc	748
68,390		Carrier Global Corp	1,520
2,830	e	Donaldson Co, Inc	132
98,255		Fastenal Co	4,209
12,181	*	Generac Holdings, Inc	1,485
15,923		Graco, Inc	764
7,491		HEICO Corp	746
13,176		HEICO Corp (Class A)	1,070
674,889		Honeywell International, Inc	97,582
864		Huntington Ingalls	151
29,489		Illinois Tool Works, Inc	5,156
4,155		Lincoln Electric Holdings, Inc	350
52,433		Lockheed Martin Corp	19,134
9,682	*	Mercury Systems, Inc	762
10,226	e	Nordson Corp	1,940
30,410		Northrop Grumman Corp	9,349
3,500		Quanta Services, Inc	137
3,116,495	*	Raytheon Technologies Corp	192,038
12,292		Rockwell Automation, Inc	2,618
572,906		Roper Technologies Inc	222,437
20,394		Toro Co	1,353
2,504		TransDigm Group, Inc	1,107
11,869	*	Trex Co, Inc	1,544
43,607	*	Vertiv Holdings Co	591
5,201	*	Virgin Galactic Holdings, Inc	85
6,850		W.W. Grainger, Inc	2,152
		TOTAL CAPITAL GOODS	658,057

COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
678,690	*,e	Cimpress plc	51,811
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
16,844		Cintas Corp	$4,487
4,736,837	*	Clarivate Analytics plc	105,774
42,981	*	Copart, Inc	3,579
130,318	*	CoStar Group, Inc	92,613
629,861		Equifax, Inc	108,260
4,076,801		Experian Group Ltd	143,091
7,163	*	IAA, Inc	276
45,745		IHS Markit Ltd	3,454
1,742		MSA Safety, Inc	199
25,881		Rollins, Inc	1,097
37,141		TransUnion	3,233
33,542		Verisk Analytics, Inc	5,709
2,223,709		Waste Connections, Inc	208,562
11,135		Waste Management, Inc	1,179
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	733,324

CONSUMER DURABLES & APPAREL - 1.8%
673,860		Essilor International S.A.	86,664
24,050	*	Lululemon Athletica, Inc	7,504
34,817	*	Mattel, Inc	337
2,692,800		Nike, Inc (Class B)	264,029
6	*	NVR, Inc	20
303,274	*	Peloton Interactive, Inc	17,520
945		Polaris Inc	87
11,359,000		Prada S.p.A	39,692
1,472,602		Sony Corp	101,654
7,216	*	Tempur Sealy International, Inc	519
4,534		VF Corp	276
		TOTAL CONSUMER DURABLES & APPAREL	518,302

CONSUMER SERVICES - 1.7%
8,405	*	Bright Horizons Family Solutions	985
2,976,517	e	Carnival Corp	48,874
24,777	*	Chegg, Inc	1,666
207,315	*	Chipotle Mexican Grill, Inc (Class A)	218,170
8,385		Domino’s Pizza, Inc	3,098
14,699	e	Dunkin Brands Group, Inc	959
274,227	*	Flutter Entertainment plc	35,951
3,153	*	frontdoor, Inc	140
23,050		H&R Block, Inc	329
214,103		Hilton Worldwide Holdings, Inc	15,726
960,148		Las Vegas Sands Corp	43,725
22,904		McDonald’s Corp	4,225
9,420	*	Planet Fitness, Inc	571
1,696,197		Starbucks Corp	124,823
756		Vail Resorts, Inc	138
35,645		Wendy’s	776
4,049		Wynn Resorts Ltd	302
5,738		Yum China Holdings, Inc	276
4,557		Yum! Brands, Inc	396
		TOTAL CONSUMER SERVICES	501,130
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 3.3%
291,656		Apollo Global Management, Inc	$14,559
20,925		Ares Management Corp	831
1,792		Carlyle Group, Inc	50
5,220		CBOE Global Markets, Inc	487
112	*,e	Credit Acceptance Corp	47
7,859		Factset Research Systems, Inc	2,581
943,115		Intercontinental Exchange Group, Inc	86,389
1,409,500	e	iShares Russell 1000 Growth Index Fund	270,554
1,010		LPL Financial Holdings, Inc	79
7,764		MarketAxess Holdings, Inc	3,889
34,382		Moody’s Corp	9,446
3,255		Morningstar, Inc	459
17,509		MSCI, Inc (Class A)	5,845
1,556,992		S&P Global, Inc	512,998
19,310		SLM Corp	136
12,525		T Rowe Price Group, Inc	1,547
386,074		Tradeweb Markets, Inc	22,446
8,029		Virtu Financial, Inc	189
997,019		Voya Financial, Inc	46,511
		TOTAL DIVERSIFIED FINANCIALS	979,043

ENERGY - 0.1%
48,259	*	Cheniere Energy, Inc	2,332
496,044		Concho Resources, Inc	25,546
8,056	e	Equitrans Midstream Corp	67
		TOTAL ENERGY	27,945

FOOD & STAPLES RETAILING - 1.3%
1,282,508		Costco Wholesale Corp	388,869
5,842	*	Grocery Outlet Holding Corp	239
20,245	*	Sprouts Farmers Market, Inc	518
74,388		SYSCO Corp	4,066
		TOTAL FOOD & STAPLES RETAILING	393,692

FOOD, BEVERAGE & TOBACCO - 1.5%
171,784		Altria Group, Inc	6,743
8,923	*	Beyond Meat, Inc	1,196
1,853	*	Boston Beer Co, Inc (Class A)	994
8,353		Brown-Forman Corp (Class A)	481
31,950		Brown-Forman Corp (Class B)	2,034
18,339		Campbell Soup Co	910
480,644		Coca-Cola Co	21,475
7,188,068		Davide Campari-Milano S.p.A	60,789
1,438,011		Fevertree Drinks plc	36,453
23,748		Hershey Co	3,078
17,210		Kellogg Co	1,137
2,182,779		Keurig Dr Pepper, Inc	61,991
7,286		Lamb Weston Holdings, Inc	466
14,590		McCormick & Co, Inc	2,618
2,911,418	*	Monster Beverage Corp	201,819
215,768		PepsiCo, Inc	28,537
3,848	*	Pilgrim’s Pride Corp	65
		TOTAL FOOD, BEVERAGE & TOBACCO	430,786
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
140,523		Abbott Laboratories	$12,848
9,181	*	Abiomed, Inc	2,218
1,058,909		Alcon, Inc	60,844
1,932,672		Alcon, Inc (XNYS)	110,781
363,093	*	Align Technology, Inc	99,647
6,394	*	Amedisys, Inc	1,269
14,931		AmerisourceBergen Corp	1,505
13,950		Anthem, Inc	3,669
45,138		Baxter International, Inc	3,886
4,864,240	*	Boston Scientific Corp	170,783
61,767		Cardinal Health, Inc	3,224
35,269	*	Centene Corp	2,241
64,341		Cerner Corp	4,411
36,226	*	Change Healthcare, Inc	406
3,159		Chemed Corp	1,425
598,242		Cigna Corp	112,260
1,199		Cooper Cos, Inc	340
866,390		CVS Health Corp	56,289
3,143	*	DaVita, Inc	249
19,460	*	DexCom, Inc	7,889
130,562	*	Edwards Lifesciences Corp	9,023
8,167		Encompass Health Corp	506
1,523,446	*	Guardant Health, Inc	123,597
10,218	*	Haemonetics Corp	915
29,835		HCA Healthcare, Inc	2,896
1,837		Hill-Rom Holdings, Inc	202
38,217	*	Hologic, Inc	2,178
10,590		Humana, Inc	4,106
1,191	*	ICU Medical, Inc	219
17,797	*	IDEXX Laboratories, Inc	5,876
13,201	*	Insulet Corp	2,564
278,076	*	Intuitive Surgical, Inc	158,456
1,289	*	Laboratory Corp of America Holdings	214
10,481	*	Livongo Health, Inc	788
10,319	*	Masimo Corp	2,353
25,939		McKesson Corp	3,980
8,133	*	Molina Healthcare, Inc	1,447
20,037	*	Novocure Ltd	1,188
6,963	*	Penumbra, Inc	1,245
11,420	*	PPD, Inc	306
7,623	*	Quidel Corp	1,706
30,322		Resmed, Inc	5,822
1,178		STERIS plc	181
243,064		Stryker Corp	43,798
10,215	*	Tandem Diabetes Care, Inc	1,010
13,983	*	Teladoc, Inc	2,669
6,214		Teleflex, Inc	2,262
166,331		UnitedHealth Group, Inc	49,059
2,602	*	Varian Medical Systems, Inc	319
28,253	*	Veeva Systems, Inc	6,623
15,767		West Pharmaceutical Services, Inc	3,582
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,095,274
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
51,678		Church & Dwight Co, Inc	$3,995
18,928		Clorox Co	4,152
10,666		Energizer Holdings, Inc	506
552,154		Estee Lauder Cos (Class A)	104,180
3,039	*	Herbalife Nutrition Ltd	137
230,634		Procter & Gamble Co	27,577
2,878		Reynolds Consumer Products Inc	100
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	140,647

INSURANCE - 0.1%
322		Alleghany Corp	158
48,557		Aon plc	9,352
1,504		Axis Capital Holdings Ltd	61
2,925		Brown & Brown, Inc	119
3,153		Erie Indemnity Co (Class A)	605
2,575		Lincoln National Corp	95
83,250		Marsh & McLennan Cos, Inc	8,939
5,437		Primerica, Inc	634
35,430		Progressive Corp	2,838
3,592		RenaissanceRe Holdings Ltd	614
		TOTAL INSURANCE	23,415

MATERIALS - 1.0%
5,885		Air Products & Chemicals, Inc	1,421
52,138		Amcor plc	532
7,504		Avery Dennison Corp	856
63,225		Ball Corp	4,394
9,912	*	Berry Global Group, Inc	439
3,036	*	Crown Holdings, Inc	198
10,631		Ecolab, Inc	2,115
5,351		FMC Corp	533
13,042		Graphic Packaging Holding Co	182
635,910		Linde plc	134,883
1,055		NewMarket Corp	423
10,226		Royal Gold, Inc	1,271
23,381		RPM International, Inc	1,755
8,269		Scotts Miracle-Gro Co (Class A)	1,112
225,636		Sherwin-Williams Co	130,384
2,614		WR Grace and Co	133
		TOTAL MATERIALS	280,631

MEDIA & ENTERTAINMENT - 14.6%
63,830		Activision Blizzard, Inc	4,845
261,039	*	Alphabet, Inc (Class A)	370,166
729,344	*,n	Alphabet, Inc (Class C)	1,031,008
68,934	*	Altice USA, Inc	1,554
1,089	e	Cable One, Inc	1,933
28,592	*	Charter Communications, Inc	14,583
1,259,846	*	Electronic Arts, Inc	166,363
6,371,388	*	Facebook, Inc	1,446,751
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,003,225	*	JDE Peet’s BV	$40,666
2,468	*	Liberty SiriusXM Group (Class A)	85
4,756	*	Liberty SiriusXM Group (Class C)	164
30,896	*	Live Nation, Inc	1,370
12,072	*,e	Match Group, Inc	1,292
1,208,595	*	Match Group, Inc (Euro OTC)	390,860
900,491	*	Match Group, Inc (NASDAQ)	73,840
424,614	*	Netflix, Inc	193,216
5,219		Nexstar Media Group Inc	437
72,468	*	Pinterest, Inc	1,607
21,314	*	Roku, Inc	2,484
148,816		Sirius XM Holdings, Inc	873
27,690	*	Spotify Technology S.A.	7,149
21,962	*	Take-Two Interactive Software, Inc	3,065
2,117,514		Tencent Holdings Ltd	135,686
5,534,009	*	Twitter, Inc	164,858
2,170,252		Walt Disney Co	242,005
10,008		World Wrestling Entertainment, Inc (Class A)	435
1,412	*	Zillow Group, Inc (Class A)	81
3,362	*	Zillow Group, Inc (Class C)	194
159,244	*	Zynga, Inc	1,519
		TOTAL MEDIA & ENTERTAINMENT	4,299,089

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.0%
11,857	*	10X Genomics, Inc	1,059
3,943,465		AbbVie, Inc	387,169
23,524	*	Acadia Pharmaceuticals, Inc	1,140
9,359	*	Acceleron Pharma, Inc	892
13,398	*	Adaptive Biotechnologies Corp	648
4,862		Agilent Technologies, Inc	430
1,273	*	Agios Pharmaceuticals, Inc	68
6,872	*	Alexion Pharmaceuticals, Inc	771
24,185	*	Alnylam Pharmaceuticals, Inc	3,582
266,896		Amgen, Inc	62,950
4,328,187		AstraZeneca plc	450,454
8,192,259	*	Avantor, Inc	139,268
10,568	*	Biogen, Inc	2,827
886,366	*	BioMarin Pharmaceutical, Inc	109,324
7,357		Bio-Techne Corp	1,943
4,750	*	Bluebird Bio, Inc	290
173,852		Bristol-Myers Squibb Co	10,223
9,573		Bruker BioSciences Corp	389
9,226	*	Charles River Laboratories International, Inc	1,609
1,774,749		Eli Lilly & Co	291,378
28,073	*	Exact Sciences Corp	2,441
22,593	*	Exelixis, Inc	536
12,730	*	Global Blood Therapeutics, Inc	804
35,167	*	Horizon Therapeutics Plc	1,955
1,074,221	*	Illumina, Inc	397,838
42,038	*	Immunomedics, Inc	1,490
38,509	*	Incyte Corp	4,004
14,030	*	Ionis Pharmaceuticals, Inc	827
25,821	*	Iovance Biotherapeutics, Inc	709
649,252	*	IQVIA Holdings, Inc	92,116
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
74,731		Johnson & Johnson	$10,509
416,550		Lonza Group AG.	220,645
467,501		Merck & Co, Inc	36,152
4,666	*	Mettler-Toledo International, Inc	3,759
56,776	*	Moderna, Inc	3,646
19,289	*	Neurocrine Biosciences, Inc	2,353
269,871		Novo Nordisk AS	17,582
4,780		PerkinElmer, Inc	469
11,341	*,e	PRA Health Sciences, Inc	1,103
4,573	*	Reata Pharmaceuticals, Inc	713
466,148	*	Regeneron Pharmaceuticals, Inc	290,713
11,318	*	Repligen Corp	1,399
690,391	*	Royalty Pharma plc	33,519
768	*	Sage Therapeutics, Inc	32
16,109	*	Sarepta Therapeutics, Inc	2,583
95,866	*	Seattle Genetics, Inc	16,290
1,516	*	Syneos Health, Inc	88
49,093		Thermo Fisher Scientific, Inc	17,788
1,130,774	*	Vertex Pharmaceuticals, Inc	328,275
1,080	*	Waters Corp	195
6,159,002	*,g	Wuxi Biologics Cayman, Inc	113,052
3,375,849		Zoetis, Inc	462,626
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,532,625

REAL ESTATE - 0.3%
93,443		American Tower Corp	24,159
489,146		Americold Realty Trust	17,756
2,065		Brookfield Property REIT, Inc	21
5,885		Coresite Realty	712
82,117		Crown Castle International Corp	13,742
18,616		Equinix, Inc	13,074
15,957		Equity Lifestyle Properties, Inc	997
19,362	e	Extra Space Storage, Inc	1,788
36,548	e	Iron Mountain, Inc	954
20,876		Public Storage, Inc	4,006
3,091		SBA Communications Corp	921
50,480		Simon Property Group, Inc	3,452
		TOTAL REAL ESTATE	81,582

RETAILING - 12.9%
874,353	*	Amazon.com, Inc	2,412,183
1,424,108	*	ASOS plc	60,528
2,926	*	AutoZone, Inc	3,301
8,828		Best Buy Co, Inc	770
169,770	*	Booking Holdings, Inc	270,332
12,230	*	Burlington Stores, Inc	2,408
1,726,048	*	CarMax, Inc	154,568
11,052	*,e	Carvana Co	1,328
53,231		Dollar General Corp	10,141
23,992	*	Dollar Tree, Inc	2,224
129,054		eBay, Inc	6,769
25,576	*,e	Etsy, Inc	2,717
3,367		Expedia Group Inc	277
264

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,894,211	*,e	Farfetch Ltd	$49,983
11,043	*	Five Below, Inc	1,181
17,629	*	Floor & Decor Holdings, Inc	1,016
1,725,089	*	GrubHub, Inc	121,274
675,859		Home Depot, Inc	169,309
1,254,166		Lowe’s Companies, Inc	169,463
10,316	*,e	Ollie’s Bargain Outlet Holdings, Inc	1,007
15,502	*	O’Reilly Automotive, Inc	6,537
8,116		Pool Corp	2,206
60,980		Ross Stores, Inc	5,198
4,609,271		TJX Companies, Inc	233,045
25,233		Tractor Supply Co	3,325
2,014,684	*	Trip.com Group Ltd (ADR)	52,221
248,359	*	Ulta Beauty, Inc	50,521
12,385	*,e	Wayfair, Inc	2,447
2,821		Williams-Sonoma, Inc	231
		TOTAL RETAILING	3,796,510

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
2,570,467	*	Advanced Micro Devices, Inc	135,232
8,763		Analog Devices, Inc	1,075
4,740,260		Applied Materials, Inc	286,549
452,385		Broadcom, Inc	142,777
22,858	*	Enphase Energy, Inc	1,087
26,706		Entegris, Inc	1,577
9,607	*	Inphi Corp	1,129
980,381		Intel Corp	58,656
32,842		KLA Corp	6,387
456,916		Lam Research Corp	147,794
3,443,714		Marvell Technology Group Ltd	120,737
18,006		Maxim Integrated Products, Inc	1,091
37,902		Microchip Technology, Inc	3,991
9,023		MKS Instruments, Inc	1,022
9,146		Monolithic Power Systems, Inc	2,168
996,281		NVIDIA Corp	378,497
2,109,481		NXP Semiconductors NV	240,565
1,667,084		QUALCOMM, Inc	152,055
510,851		Skyworks Solutions, Inc	65,317
9,926	*	SolarEdge Technologies, Inc	1,378
1,058,908		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	60,114
34,950		Teradyne, Inc	2,954
1,109,439		Texas Instruments, Inc	140,865
9,155		Universal Display Corp	1,370
51,658		Xilinx, Inc	5,083
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,959,470

SOFTWARE & SERVICES - 24.3%
4,351	*	2U, Inc	165
135,015		Accenture plc	28,990
773,826	*	Adobe, Inc	336,854
214,365	*,g	Adyen NV	312,007
1,165,381	*	Akamai Technologies, Inc	124,801
11,426	*	Alteryx, Inc	1,877
28,393	*	Anaplan, Inc	1,286
265

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
18,114	*	Ansys, Inc	$5,284
13,709	*	Aspen Technology, Inc	1,420
244,393	*	Atlassian Corp plc	44,057
30,915	*	Autodesk, Inc	7,395
78,277		Automatic Data Processing, Inc	11,655
16,044	*	Avalara, Inc	2,135
3,483	*	Bill.Com Holdings, Inc	314
30,232	*	Black Knight, Inc	2,194
29,496		Booz Allen Hamilton Holding Co	2,294
24,150		Broadridge Financial Solutions, Inc	3,047
971	*	CACI International, Inc (Class A)	211
58,294	*	Cadence Design Systems, Inc	5,594
2,639		CDK Global, Inc	109
16,313	*	Ceridian HCM Holding, Inc	1,293
7,290		Citrix Systems, Inc	1,078
21,044	*	Cloudflare, Inc	757
8,663		Cognizant Technology Solutions Corp (Class A)	492
368		CoreLogic Inc	25
14,045	*	Coupa Software, Inc	3,891
215,379	*	Crowdstrike Holdings, Inc	21,600
31,957	*	Datadog, Inc	2,779
37,291	*	DocuSign, Inc	6,422
51,881	*	Dropbox, Inc	1,129
32,771	*	Dynatrace, Inc	1,331
11,562	*	Elastic NV	1,066
11,046	*	EPAM Systems, Inc	2,784
7,403	*	Everbridge, Inc	1,024
5,992	*	Fair Isaac Corp	2,505
14,683	*	Fastly, Inc	1,250
10,976	*	FireEye, Inc	134
34,444	*	Fiserv, Inc	3,362
13,286	*	Five9, Inc	1,470
17,456	*	FleetCor Technologies, Inc	4,391
27,932	*	Fortinet, Inc	3,834
18,923	*	Gartner, Inc	2,296
16,285		Genpact Ltd	595
7,836	*	Globant S.A.	1,174
35,484	*	GoDaddy, Inc	2,602
3,478	*	Guidewire Software, Inc	386
9,028	*	HubSpot, Inc	2,025
1,538,893		Intuit, Inc	455,805
12,517		Jack Henry & Associates, Inc	2,304
3,030		Leidos Holdings, Inc	284
971		LogMeIn, Inc	82
12,287	*	Manhattan Associates, Inc	1,157
1,010,030		Mastercard, Inc (Class A)	298,666
17,741	*	Medallia, Inc	448
9,500,731		Microsoft Corp	1,933,494
8,711	*	MongoDB, Inc	1,972
10,984	*	New Relic, Inc	757
116,038		NortonLifelock, Inc	2,301
38,736	*,e	Nutanix, Inc	918
24,328	*	Okta, Inc	4,871
266

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
367,816		Oracle Corp	$20,329
14,904	*	Pagerduty, Inc	427
20,675	*	Palo Alto Networks, Inc	4,748
54,562		Paychex, Inc	4,133
10,356	*	Paycom Software, Inc	3,208
6,944	*	Paylocity Holding Corp	1,013
5,124,240	*	PayPal Holdings, Inc	892,796
6,753		Pegasystems, Inc	683
20,553	*	Pluralsight, Inc	371
11,994	*	Proofpoint, Inc	1,333
21,478	*	PTC, Inc	1,671
15,301	*	RealPage, Inc	995
16,163	*	RingCentral, Inc	4,607
4,647,330	*	salesforce.com, Inc	870,584
1,732		Science Applications International Corp	135
699,826	*	ServiceNow, Inc	283,472
24,964	*	Shopify, Inc (Class A)	23,696
3,018,476	*,e	Slack Technologies, Inc	93,844
24,043	*	Smartsheet, Inc	1,224
311,669	*	Splunk, Inc	61,929
76,478	*	Square, Inc	8,026
9,669		SS&C Technologies Holdings, Inc	546
33,729	*	StoneCo Ltd	1,307
17,525		Switch, Inc	312
134,280	*	Synopsys, Inc	26,185
18,383	*,e	Teradata Corp	382
8,546	*	Trade Desk, Inc	3,474
445,893	*	Twilio, Inc	97,838
8,210	*	Tyler Technologies, Inc	2,848
12,500	*	VeriSign, Inc	2,585
5,226,694		Visa, Inc (Class A)	1,009,640
16,541	*	VMware, Inc (Class A)	2,562
17,599		Western Union Co	380
864	*	WEX, Inc	143
36,288	*	Workday, Inc	6,799
24,689	*	Zendesk, Inc	2,186
232,452	*,e	Zoom Video Communications, Inc	58,936
15,237	*	Zscaler, Inc	1,668
		TOTAL SOFTWARE & SERVICES	7,163,458

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
36,222		Amphenol Corp (Class A)	3,471
4,270,850		Apple, Inc	1,558,006
35,399	*	Arista Networks, Inc	7,435
30,472		CDW Corp	3,540
34,177		Cognex Corp	2,041
4,351	*	Coherent, Inc	570
2,800	*	CommScope Holding Co, Inc	23
2,265	*	Dell Technologies, Inc	125
1,732		Dolby Laboratories, Inc (Class A)	114
530	*	IPG Photonics Corp	85
6,385		Jabil Inc	205
1,124,428	*	Keysight Technologies, Inc	113,320
1,841	*	Lumentum Holdings, Inc	150
267

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
3,548		Motorola Solutions, Inc	$497
26,211		NetApp, Inc	1,163
30,336	*	Pure Storage, Inc	526
1,532		Ubiquiti, Inc	267
10,058	*	Zebra Technologies Corp (Class A)	2,574
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,694,112

TELECOMMUNICATION SERVICES - 0.5%
1,488,679	*	T-Mobile US, Inc	155,046
		TOTAL TELECOMMUNICATION SERVICES	155,046

TRANSPORTATION - 1.3%
4,566		CH Robinson Worldwide, Inc	361
20,798		Expeditors International of Washington, Inc	1,581
5,003		JB Hunt Transport Services, Inc	602
716,514		Kansas City Southern	106,968
5,869		Landstar System, Inc	659
866,390	*,e	Lyft, Inc (Class A)	28,600
18,279		Old Dominion Freight Line	3,100
6,180,487	*	Uber Technologies, Inc	192,090
171,387		Union Pacific Corp	28,976
98,512		United Parcel Service, Inc (Class B)	10,953
1,080	*	XPO Logistics, Inc	83
		TOTAL TRANSPORTATION	373,973

UTILITIES - 0.0%
18,785		NRG Energy, Inc	612
		TOTAL UTILITIES	612

		TOTAL COMMON STOCKS	29,304,188
		(Cost $21,265,800)

RIGHTS / WARRANTS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
2,528		T-Mobile US, Inc	0	^
		TOTAL TELECOMMUNICATION SERVICES	0	^

		TOTAL RIGHTS / WARRANTS	0	^
		(Cost $1)

SHORT-TERM INVESTMENTS - 0.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
125,498,869	c	State Street Navigator Securities Lending Government Money Market Portfolio	125,499
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	125,499

		TOTAL SHORT-TERM INVESTMENTS	125,499
		(Cost $125,499)

		TOTAL INVESTMENTS - 100.0%	29,429,687
		(Cost $21,391,300)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%	(19,682)
		NET ASSETS - 100.0%	$29,410,005
268

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Abbreviation(s):
ADR	American Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $149,769,119.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities is $425,059,102 or 1.4% of net assets.

Cost amounts are in thousands.
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.0%
60,563	*	Adient plc	$994
60,325	*	American Axle & Manufacturing Holdings, Inc	459
159,418		Aptiv plc	12,422
117,898		BorgWarner, Inc	4,162
30,001		Cooper Tire & Rubber Co	828
12,534	*	Cooper-Standard Holding, Inc	166
76,541		Dana Inc	933
19,677	*	Dorman Products, Inc	1,320
2,386,635		Ford Motor Co	14,511
25,297	*	Fox Factory Holding Corp	2,090
746,400		General Motors Co	18,884
146,733		Gentex Corp	3,781
26,543	*	Gentherm, Inc	1,033
137,668		Goodyear Tire & Rubber Co	1,231
99,714		Harley-Davidson, Inc	2,370
17,506		LCI Industries, Inc	2,013
34,172		Lear Corp	3,725
36,302	*	Modine Manufacturing Co	200
13,147	*,e	Motorcar Parts of America, Inc	232
6,449		Standard Motor Products, Inc	266
20,247	*	Stoneridge, Inc	418
28,062	*	Tenneco, Inc	212
88,696	*	Tesla, Inc	95,775
33,002		Thor Industries, Inc	3,516
16,494	*	Visteon Corp	1,130
22,457		Winnebago Industries, Inc	1,496
37,702	*,e	Workhorse Group, Inc	656
9,934	*	XPEL, Inc	155
		TOTAL AUTOMOBILES & COMPONENTS	174,978

BANKS - 4.0%
12,408		1st Source Corp	441
4,570		ACNB Corp	120
7,958		Allegiance Bancshares, Inc	202
12,491	*	Amerant Bancorp Inc	188
5,882		American National Bankshares, Inc	147
38,500		Ameris Bancorp	908
7,069		Ames National Corp	140
8,428		Arrow Financial Corp	251
90,642		Associated Banc-Corp	1,240
14,762	*	Atlantic Capital Bancshares, Inc	179
42,326		Atlantic Union Bankshares Corp	980
43,167	*	Axos Financial, Inc	953
31,112		Banc of California, Inc	337
11,574		Bancfirst Corp	470
62,103		BancorpSouth Bank	1,412
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,732	e	Bank First Corp	$239
4,639,339		Bank of America Corp	110,184
11,787		Bank of Commerce Holdings	89
23,380		Bank of Hawaii Corp	1,436
7,728		Bank of Marin Bancorp	258
477,736		Bank of New York Mellon Corp	18,464
36,956		Bank of NT Butterfield & Son Ltd	901
82,422		Bank OZK	1,934
12,265		BankFinancial Corp	103
56,051		BankUnited	1,135
3,897		Bankwell Financial Group, Inc	62
23,725		Banner Corp	902
11,016		Bar Harbor Bankshares	247
6,936	*	Baycom Corp	90
7,059		BCB Bancorp, Inc	65
26,834		Berkshire Hills Bancorp, Inc	296
15,941	e	BOK Financial Corp	900
59,217		Boston Private Financial Holdings, Inc	407
13,328		Bridge Bancorp, Inc	304
54,590		Brookline Bancorp, Inc	550
12,987		Bryn Mawr Bank Corp	359
6,436		Business First Bancshares, Inc	99
5,576	e	Byline Bancorp, Inc	73
2,353		C&F Financial Corp	78
65,383		Cadence BanCorp	579
2,502		Cambridge Bancorp	148
11,436		Camden National Corp	395
9,158		Capital City Bank Group, Inc	192
92,364		Capitol Federal Financial	1,017
5,956		Capstar Financial Holdings, Inc	71
14,623		Carter Bank & Trust	118
40,414		Cathay General Bancorp	1,063
12,633		CBTX, Inc	265
21,511		Central Pacific Financial Corp	345
6,214		Central Valley Community Bancorp	96
2,245		Century Bancorp, Inc	174
2,189		Chemung Financial Corp	60
49,642		CIT Group, Inc	1,029
1,248,723		Citigroup, Inc	63,810
9,568		Citizens & Northern Corp	198
254,905		Citizens Financial Group, Inc	6,434
10,955		City Holding Co	714
7,262		Civista Bancshares, Inc	112
9,772		CNB Financial Corp	175
6,775		Codorus Valley Bancorp, Inc	94
51,998		Columbia Banking System, Inc	1,474
33,673	*	Columbia Financial, Inc	470
83,206		Comerica, Inc	3,170
61,969		Commerce Bancshares, Inc	3,685
35,397		Community Bank System, Inc	2,018
15,668		Community Bankers Trust Corp	86
2,846		Community Financial Corp	69
11,638		Community Trust Bancorp, Inc	381
21,722		ConnectOne Bancorp, Inc	350
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,153	*,e	CrossFirst Bankshares, Inc	$285
33,515	e	Cullen/Frost Bankers, Inc	2,504
19,196	*	Customers Bancorp, Inc	231
75,634		CVB Financial Corp	1,417
23,810		Dime Community Bancshares	327
22,688		Eagle Bancorp, Inc	743
93,759		East West Bancorp, Inc	3,398
6,481		Enterprise Bancorp, Inc	154
16,077		Enterprise Financial Services Corp	500
7,477	*,e	Equity Bancshares, Inc	130
6,121		ESSA Bancorp, Inc	85
64,560		Essent Group Ltd	2,342
3,168		Evans Bancorp, Inc	74
6,654	e	Farmers & Merchants Bancorp, Inc	141
18,150		Farmers National Banc Corp	215
4,563	e	FB Financial Corp	113
6,481		Federal Agricultural Mortgage Corp (FAMC)	415
419,394		Fifth Third Bancorp	8,086
10,211		Financial Institutions, Inc	190
20,427		First Bancorp (NC)	512
114,850		First Bancorp (Puerto Rico)	642
6,485		First Bancorp, Inc	141
6,018		First Bancshares, Inc	135
26,747		First Busey Corp	499
6,176		First Business Financial Services, Inc	102
3,874		First Citizens Bancshares, Inc (Class A)	1,569
69,402		First Commonwealth Financial Corp	575
12,139		First Community Bancshares, Inc	273
42,129		First Financial Bancorp	585
76,885		First Financial Bankshares, Inc	2,221
8,330		First Financial Corp	307
19,660		First Foundation, Inc	321
3,324	e	First Guaranty Bancshares, Inc	41
71,845		First Hawaiian, Inc	1,239
181,409		First Horizon National Corp	1,807
4,089		First Internet Bancorp	68
18,329		First Interstate Bancsystem, Inc	567
29,933		First Merchants Corp	825
7,120		First Mid-Illinois Bancshares, Inc	187
73,424		First Midwest Bancorp, Inc	980
7,602		First Northwest Bancorp	94
15,462		First of Long Island Corp	253
102,702		First Republic Bank	10,885
15,789		Flagstar Bancorp, Inc	465
20,105		Flushing Financial Corp	232
181,165	e	FNB Corp	1,359
8,854		Franklin Financial Network, Inc	228
84,379		Fulton Financial Corp	889
14,703		German American Bancorp, Inc	457
55,696		Glacier Bancorp, Inc	1,966
7,809		Great Southern Bancorp, Inc	315
23,192		Great Western Bancorp, Inc	319
2,003		Greene County Bancorp, Inc	45
1,224		Guaranty Bancshares, Inc	32
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
47,878		Hancock Whitney Corp	$1,015
23,963		Hanmi Financial Corp	233
16,668	*	HarborOne Northeast Bancorp, Inc	142
17,800		Heartland Financial USA, Inc	595
25,661		Heritage Commerce Corp	193
22,188		Heritage Financial Corp	444
54,190		Hilltop Holdings, Inc	1,000
997		Hingham Institution for Savings	167
4,264		Home Bancorp, Inc	114
81,882		Home Bancshares, Inc	1,259
15,022		HomeStreet, Inc	370
13,541		HomeTrust Bancshares, Inc	217
38,615		Hope Bancorp, Inc	356
23,268		Horizon Bancorp	249
6,001	*	Howard Bancorp, Inc	64
617,910		Huntington Bancshares, Inc	5,583
27,678		IBERIABANK Corp	1,260
23,332		Independent Bank Corp (MA)	1,565
17,558		Independent Bank Corp (MI)	261
20,253	e	Independent Bank Group, Inc	821
40,567		International Bancshares Corp	1,299
5,550		Investar Holding Corp	80
133,839		Investors Bancorp, Inc	1,138
1,816,802		JPMorgan Chase & Co	170,888
83,674		Kearny Financial Corp	684
581,474		Keycorp	7,082
32,502		Lakeland Bancorp, Inc	371
18,387		Lakeland Financial Corp	857
6,780		LCNB Corp	108
4,628	*,e	LendingTree, Inc	1,340
14,926		Live Oak Bancshares, Inc	217
76,512		M&T Bank Corp	7,955
19,210		Macatawa Bank Corp	150
12,428		Mercantile Bank Corp	281
10,918		Merchants Bancorp	202
35,757		Meridian Bancorp, Inc	415
20,574		Meta Financial Group, Inc	374
4,420	*	Metropolitan Bank Holding Corp	142
210,298		MGIC Investment Corp	1,722
10,800		Midland States Bancorp, Inc	161
7,821		MidWestOne Financial Group, Inc	156
34,360	*	Mr Cooper Group, Inc	427
19,324		National Bank Holdings Corp	522
5,351		National Bankshares, Inc	153
31,726		NBT Bancorp, Inc	976
262,028		New York Community Bancorp, Inc	2,673
6,480	*,e	Nicolet Bankshares, Inc	355
38,864	*	NMI Holdings, Inc	625
5,235		Northeast Bank	92
33,024		Northfield Bancorp, Inc	380
5,019		Northrim BanCorp, Inc	126
39,220		Northwest Bancshares, Inc	401
4,425	e	Norwood Financial Corp	110
30,487		OceanFirst Financial Corp	537
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,903		OFG Bancorp	$453
3,155	e	Ohio Valley Banc Corp	71
90,192	e	Old National Bancorp	1,241
21,667		Old Second Bancorp, Inc	169
11,057		Origin Bancorp, Inc	243
5,318		Orrstown Financial Services, Inc	78
41,564		Pacific Premier Bancorp, Inc	901
66,007		PacWest Bancorp	1,301
4,350	e	Park National Corp	306
4,594		Parke Bancorp, Inc	62
13,465		PCSB Financial Corp	171
11,582		Peapack Gladstone Financial Corp	217
4,446		Penns Woods Bancorp, Inc	101
27,635		PennyMac Financial Services, Inc	1,155
3,256		Peoples Bancorp of North Carolina, Inc	58
12,623		Peoples Bancorp, Inc	269
5,712		Peoples Financial Services Corp	218
253,088		People’s United Financial, Inc	2,928
9,341		People’s Utah Bancorp	210
41,191		Pinnacle Financial Partners, Inc	1,730
254,268		PNC Financial Services Group, Inc	26,752
51,633		Popular, Inc	1,919
8,859		Preferred Bank	380
8,456		Premier Financial Bancorp, Inc	108
28,197		Premier Financial Corp	498
57,871	e	Prosperity Bancshares, Inc	3,436
6,589		Provident Bancorp Inc	52
18,723		Provident Financial Services, Inc	271
6,101		Prudential Bancorp, Inc	73
8,729		QCR Holdings, Inc	272
122,609		Radian Group, Inc	1,902
9,265		RBB Bancorp	126
603,973		Regions Financial Corp	6,716
4,712		Reliant Bancorp Inc	77
30,881		Renasant Corp	769
6,104		Republic Bancorp, Inc (Class A)	200
34,776	*,e	Republic First Bancorp, Inc	85
13,238		Riverview Bancorp, Inc	75
25,676		S&T Bancorp, Inc	602
22,606		Sandy Spring Bancorp, Inc	560
28,631	*	Seacoast Banking Corp of Florida	584
32,848		ServisFirst Bancshares, Inc	1,175
8,913		Shore Bancshares, Inc	99
8,919		Sierra Bancorp	168
34,007		Signature Bank	3,636
55,218		Simmons First National Corp (Class A)	945
5,382		SmartFinancial, Inc	87
43,651		South State Corp	2,080
4,079	*	Southern First Bancshares, Inc	113
4,139		Southern Missouri Bancorp, Inc	101
8,140		Southern National Bancorp of Virginia, Inc	79
20,042		Southside Bancshares, Inc	556
93,752	e	Sterling Bancorp	1,099
11,631		Sterling Bancorp, Inc	42
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,305		Stock Yards Bancorp, Inc	$655
6,101		Summit Financial Group, Inc	101
30,747	*	SVB Financial Group	6,627
85,330		Synovus Financial Corp	1,752
81,693		TCF Financial Corp	2,403
5,870		Territorial Bancorp, Inc	140
35,836	*	Texas Capital Bancshares, Inc	1,106
34,383		TFS Financial Corp	492
35,393	*	The Bancorp, Inc	347
4,645		Timberland Bancorp, Inc	85
10,641		Tompkins Financial Corp	689
46,422		Towne Bank	875
19,212		Trico Bancshares	585
16,178	*	Tristate Capital Holdings, Inc	254
10,668	*	Triumph Bancorp, Inc	259
810,381		Truist Financial Corp	30,430
71,043		Trustco Bank Corp NY	450
49,168		Trustmark Corp	1,206
26,057		UMB Financial Corp	1,343
161,706		Umpqua Holdings Corp	1,721
83,649	e	United Bankshares, Inc	2,314
51,942		United Community Banks, Inc	1,045
9,461		United Security Bancshares	63
5,346		Unity Bancorp, Inc	76
19,117		Univest Financial Corp	309
814,887		US Bancorp	30,004
196,375		Valley National Bancorp	1,536
22,054		Veritex Holdings, Inc	390
19,235		Walker & Dunlop, Inc	977
50,737		Washington Federal, Inc	1,362
10,818		Washington Trust Bancorp, Inc	354
19,189		Waterstone Financial, Inc	285
53,515		Webster Financial Corp	1,531
2,251,796		Wells Fargo & Co	57,646
23,487		WesBanco, Inc	477
11,970		West Bancorporation, Inc	209
18,981		Westamerica Bancorporation	1,090
57,400		Western Alliance Bancorp	2,174
19,137		Western New England Bancorp, Inc	111
38,890		Wintrust Financial Corp	1,696
37,123		WSFS Financial Corp	1,065
106,318		Zions Bancorporation	3,615
		TOTAL BANKS	734,695

CAPITAL GOODS - 5.8%
335,286		3M Co	52,301
79,946		A.O. Smith Corp	3,767
21,498		Aaon, Inc	1,167
23,226		AAR Corp	480
24,498		Acuity Brands, Inc	2,345
24,758		Advanced Drainage Systems, Inc	1,223
93,206	*	Aecom Technology Corp	3,503
24,436	*	Aegion Corp	388
39,078	*	Aerojet Rocketdyne Holdings, Inc	1,549
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,335	*,e	Aerovironment, Inc	$1,142
32,215		AGCO Corp	1,787
56,080		Air Lease Corp	1,643
6,904		Alamo Group, Inc	709
21,082		Albany International Corp (Class A)	1,238
53,164		Allegion plc	5,434
4,493		Allied Motion Technologies, Inc	159
67,398		Allison Transmission Holdings, Inc	2,479
41,492		Altra Industrial Motion Corp	1,322
13,776	*,e	Ameresco, Inc	383
10,171	*	American Woodmark Corp	769
134,640		Ametek, Inc	12,033
4,581		Apogee Enterprises, Inc	106
27,154		Applied Industrial Technologies, Inc	1,694
30,718		Arcosa, Inc	1,296
10,471		Argan, Inc	496
26,334		Armstrong World Industries, Inc	2,053
15,250		Astec Industries, Inc	706
15,755	*	Astronics Corp	166
23,836	*	Atkore International Group, Inc	652
35,579	*	Axon Enterprise, Inc	3,491
19,364		AZZ, Inc	665
25,595		Barnes Group, Inc	1,013
41,684	*	Beacon Roofing Supply, Inc	1,099
35,611	*	Bloom Energy Corp	387
3,946	*	Blue Bird Corp	59
47,040	*	BMC Stock Holdings, Inc	1,183
322,123		Boeing Co	59,045
67,070	*	Builders FirstSource, Inc	1,388
56,807		BWX Technologies, Inc	3,218
14,163		Caesarstone Sdot-Yam Ltd	168
8,775	*	CAI International, Inc	146
32,304		Carlisle Cos, Inc	3,866
520,088		Carrier Global Corp	11,556
323,825		Caterpillar, Inc	40,964
22,344	*	Chart Industries, Inc	1,083
12,045	*	CIRCOR International, Inc	307
64,286	*,e	Colfax Corp	1,794
14,727	e	Columbus McKinnon Corp	493
24,840		Comfort Systems USA, Inc	1,012
11,212	*	Construction Partners Inc	199
29,151	*	Cornerstone Building Brands, Inc	177
28,721		Crane Co	1,708
10,574		CSW Industrials, Inc	731
18,660		Cubic Corp	896
87,253		Cummins, Inc	15,117
22,308		Curtiss-Wright Corp	1,992
169,067		Deere & Co	26,569
71,161		Donaldson Co, Inc	3,310
16,771	e	Douglas Dynamics, Inc	589
86,001		Dover Corp	8,304
8,048	*	Ducommun, Inc	281
11,117	*	DXP Enterprises, Inc	221
16,954	*	Dycom Industries, Inc	693
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,733		Eastern Co	$67
239,741		Eaton Corp	20,973
28,208		EMCOR Group, Inc	1,866
356,753		Emerson Electric Co	22,129
15,305		Encore Wire Corp	747
24,905	*,e	Energy Recovery, Inc	189
43,959		Enerpac Tool Group Corp	774
25,301		EnerSys	1,629
8,505		EnPro Industries, Inc	419
18,556		ESCO Technologies, Inc	1,569
2,576	*,e	EVI Industries, Inc	56
51,314	*	Evoqua Water Technologies Corp	954
344,910		Fastenal Co	14,776
42,557		Federal Signal Corp	1,265
82,555		Flowserve Corp	2,354
91,070		Fluor Corp	1,100
175,635		Fortive Corp	11,883
82,435		Fortune Brands Home & Security, Inc	5,270
9,256	*	Foundation Building Materials, Inc	144
25,145		Franklin Electric Co, Inc	1,321
126,698	*	FuelCell Energy, Inc	286
30,738	*	Gates Industrial Corp plc	316
15,077	e	GATX Corp	919
4,980	*	Gencor Industries, Inc	63
36,885	*	Generac Holdings, Inc	4,497
150,391		General Dynamics Corp	22,477
5,211,596		General Electric Co	35,595
22,869	*	Gibraltar Industries, Inc	1,098
17,148	*	GMS, Inc	422
2,315	e	Gorman-Rupp Co	72
92,773		Graco, Inc	4,452
26,067		GrafTech International Ltd	208
7,763		Graham Corp	99
33,088	e	Granite Construction, Inc	633
44,924	*	Great Lakes Dredge & Dock Corp	416
19,838		Greenbrier Cos, Inc	451
20,793		Griffon Corp	385
23,777		H&E Equipment Services, Inc	439
59,172	*	Harsco Corp	799
90,220	*	HD Supply Holdings, Inc	3,126
26,390		HEICO Corp	2,630
46,469		HEICO Corp (Class A)	3,775
16,194		Helios Technologies, Inc	603
17,889	*	Herc Holdings, Inc	550
57,257		Hexcel Corp	2,589
34,596		Hillenbrand, Inc	937
421,137		Honeywell International, Inc	60,892
229,339		Howmet Aerospace, Inc	3,635
30,217		Hubbell, Inc	3,788
23,249		Huntington Ingalls	4,057
4,796		Hurco Cos, Inc	134
7,224	e	Hyster-Yale Materials Handling, Inc	279
44,158		IDEX Corp	6,979
5,334	*	IES Holdings, Inc	124
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
188,744		Illinois Tool Works, Inc	$33,002
201,626	*	Ingersoll Rand, Inc	5,670
13,472	e	Insteel Industries, Inc	257
46,862		ITT, Inc	2,753
74,957		Jacobs Engineering Group, Inc	6,356
47,393	*	JELD-WEN Holding, Inc	764
16,888		John Bean Technologies Corp	1,453
446,021		Johnson Controls International plc	15,227
8,084		Kadant, Inc	806
17,941		Kaman Corp	746
56,290		Kennametal, Inc	1,616
50,983	*	Kratos Defense & Security Solutions, Inc	797
129,086		L3Harris Technologies, Inc	21,902
4,456	*	Lawson Products, Inc	144
5,677	*	LB Foster Co (Class A)	73
20,121		Lennox International, Inc	4,688
34,169	e	Lincoln Electric Holdings, Inc	2,878
7,273		Lindsay Corp	671
148,406		Lockheed Martin Corp	54,156
17,575		Luxfer Holdings plc	249
12,223	*	Lydall, Inc	166
22,630	*	Manitowoc Co, Inc	246
162,654		Masco Corp	8,167
18,516	*	Masonite International Corp	1,440
38,304	*,e	Mastec, Inc	1,719
38,365	e	Maxar Technologies, Inc	689
33,690	*	Mercury Systems, Inc	2,650
34,734	*	Meritor, Inc	688
30,281	*	Middleby Corp	2,390
7,280		Miller Industries, Inc	217
15,909		Moog, Inc (Class A)	843
64,419	*	MRC Global, Inc	381
25,456		MSC Industrial Direct Co (Class A)	1,853
40,743		Mueller Industries, Inc	1,083
66,266		Mueller Water Products, Inc (Class A)	625
10,993	*	MYR Group, Inc	351
3,534	e	National Presto Industries, Inc	309
35,673	*	Navistar International Corp	1,006
19,066	e	NN, Inc	90
33,227		Nordson Corp	6,304
93,426		Northrop Grumman Corp	28,723
6,891	*	Northwest Pipe Co	173
78,206	*	NOW, Inc	675
5,211	*	NV5 Global Inc	265
87,536		nVent Electric plc	1,640
2,354	e	Omega Flex, Inc	249
38,204		Oshkosh Corp	2,736
238,995		Otis Worldwide Corp	13,589
65,515		Owens Corning, Inc	3,653
201,744		PACCAR, Inc	15,101
14,228	e	Park Aerospace Corp	159
76,478		Parker-Hannifin Corp	14,016
12,058	*	Parsons Corp	437
17,097		Patrick Industries, Inc	1,047
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
96,376		Pentair plc	$3,661
36,380	*	PGT, Inc	570
159,236	*,e	Plug Power, Inc	1,307
7,077		Powell Industries, Inc	194
1,801		Preformed Line Products Co	90
28,783	e	Primoris Services Corp	511
18,284	*	Proto Labs, Inc	2,056
25,291		Quanex Building Products Corp	351
75,730		Quanta Services, Inc	2,971
25,955		Raven Industries, Inc	558
854,951	*	Raytheon Technologies Corp	52,682
16,634	*	RBC Bearings, Inc	2,230
20,978	e	Regal-Beloit Corp	1,832
82,950	*	Resideo Technologies, Inc	972
8,757		REV Group, Inc	53
56,852		Rexnord Corp	1,657
69,422		Rockwell Automation, Inc	14,787
61,829		Roper Technologies Inc	24,006
21,510		Rush Enterprises, Inc (Class A)	892
4,597		Rush Enterprises, Inc (Class B)	164
88,808	*	Sensata Technologies Holding plc	3,306
24,709		Shyft Group, Inc	416
29,530		Simpson Manufacturing Co, Inc	2,491
24,415	*,e	SiteOne Landscape Supply, Inc	2,783
30,839		Snap-On, Inc	4,272
66,489		Spirit Aerosystems Holdings, Inc (Class A)	1,592
30,406	*	SPX Corp	1,251
29,148	*,e	SPX FLOW, Inc	1,091
8,333		Standex International Corp	480
92,334		Stanley Black & Decker, Inc	12,870
18,886	*	Sterling Construction Co, Inc	198
60,603	*	Sunrun, Inc	1,195
9,938		Systemax, Inc	204
22,563	*	Teledyne Technologies, Inc	7,016
12,744		Tennant Co	828
35,787		Terex Corp	672
18,852	*,e	Textainer Group Holdings Ltd	154
143,403		Textron, Inc	4,719
24,419	*	Thermon Group Holdings	356
30,037		Timken Co	1,366
11,613	*	Titan Machinery, Inc	126
63,988		Toro Co	4,245
7,431	*	TPI Composites, Inc	174
146,429		Trane Technologies plc	13,029
31,276		TransDigm Group, Inc	13,826
35,201	*,e	Trex Co, Inc	4,579
34,233	*	Trimas Corp	820
63,620	e	Trinity Industries, Inc	1,354
18,886		Triton International Ltd	571
32,779		Triumph Group, Inc	295
27,269	*	Tutor Perini Corp	332
44,924	*	United Rentals, Inc	6,695
107,143	*	Univar Solutions Inc	1,806
10,628		Valmont Industries, Inc	1,208
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,860	*	Vectrus, Inc	$386
7,828	*	Veritiv Corp	133
119,277	*	Vertiv Holdings Co	1,617
12,845	*	Vicor Corp	924
36,030	*	Virgin Galactic Holdings, Inc	589
15,334	*,e	Vivint Solar, Inc	152
25,541		W.W. Grainger, Inc	8,024
42,603	e	Wabash National Corp	452
107,131		Wabtec Corp	6,168
18,257		Watsco, Inc	3,244
12,563		Watts Water Technologies, Inc (Class A)	1,018
88,290	*	Welbilt, Inc	538
28,009	*	WESCO International, Inc	983
3,392	*	Willis Lease Finance Corp	82
22,097	*	Willscot Corp	272
30,482		Woodward Inc	2,364
107,015		Xylem, Inc	6,952
		TOTAL CAPITAL GOODS	1,063,574

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
40,285		ABM Industries, Inc	1,462
37,820	*	Acacia Research (Acacia Technologies)	155
9,390		ACCO Brands Corp	67
66,939	e	ADT, Inc	534
43,994	*	Advanced Disposal Services, Inc	1,327
83,309	*,g	API Group Corp	1,012
27,574	*	ASGN Inc	1,839
5,145		Barrett Business Services, Inc	273
4,266		BG Staffing, Inc	48
22,496		Brady Corp (Class A)	1,053
16,522	*	BrightView Holdings, Inc	185
33,001	e	Brink’s Co	1,502
29,675	*	Casella Waste Systems, Inc (Class A)	1,547
35,493	*	CBIZ, Inc	851
18,496	*,e	Ceco Environmental Corp	122
14,958	*	Cimpress plc	1,142
52,857		Cintas Corp	14,079
30,748	*	Clean Harbors, Inc	1,844
121,043	*	Copart, Inc	10,079
23,330	*	CoStar Group, Inc	16,580
84,474		Covanta Holding Corp	810
7,013		CRA International, Inc	277
27,694		Deluxe Corp	652
11,002	*	Emerald Holding, Inc	34
20,052	e	Ennis, Inc	364
72,290		Equifax, Inc	12,425
29,463		Exponent, Inc	2,385
7,582	*	Forrester Research, Inc	243
7,620	*	Franklin Covey Co	163
21,634	*	FTI Consulting, Inc	2,478
9,864	*	GP Strategies Corp	85
49,914		Healthcare Services Group	1,221
14,300		Heidrick & Struggles International, Inc	309
8,893	*	Heritage-Crystal Clean, Inc	155
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,968		Herman Miller, Inc	$684
31,637		HNI Corp	967
15,850	*	Huron Consulting Group, Inc	701
88,200	*	IAA, Inc	3,402
13,124		ICF International, Inc	851
240,754		IHS Markit Ltd	18,177
25,976		Insperity, Inc	1,681
44,581		Interface, Inc	363
88,200		KAR Auction Services, Inc	1,214
20,372		Kelly Services, Inc (Class A)	322
18,302		Kforce, Inc	535
25,171		Kimball International, Inc (Class B)	291
35,963		Knoll, Inc	438
37,013		Korn/Ferry International	1,137
31,415		Manpower, Inc	2,160
22,585		Matthews International Corp (Class A)	431
10,506		McGrath RentCorp	567
13,300	*	Mistras Group, Inc	53
31,645		Mobile Mini, Inc	934
19,573	e	MSA Safety, Inc	2,240
219,281		Nielsen NV	3,259
4,961		NL Industries, Inc	17
133,127		Pitney Bowes, Inc	346
39,456	*,e	Precigen, Inc	197
21,796		Quad Graphics, Inc	71
123,966		Republic Services, Inc	10,171
20,546		Resources Connection, Inc	246
69,302		Robert Half International, Inc	3,661
85,209		Rollins, Inc	3,612
12,140	*	SP Plus Corp	251
61,807		Steelcase, Inc (Class A)	745
49,051	*	Stericycle, Inc	2,746
20,907	*	Team, Inc	117
29,513		Tetra Tech, Inc	2,335
115,960		TransUnion	10,093
22,121	*	TriNet Group, Inc	1,348
346	*	TrueBlue, Inc	5
8,983		Unifirst Corp	1,608
16,280	*	US Ecology, Inc	552
94,718		Verisk Analytics, Inc	16,121
15,178		Viad Corp	289
41,530	*	Vivint Smart Home, Inc	720
5,586		VSE Corp	175
252,627		Waste Management, Inc	26,756
5,398	*,e	Willdan Group, Inc	135
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	200,026

CONSUMER DURABLES & APPAREL - 1.3%
15,286		Acushnet Holdings Corp	532
21,459	*,e	Beazer Homes USA, Inc	216
44,121		Brunswick Corp	2,824
69,841		Callaway Golf Co	1,223
68,422	*	Capri Holdings Ltd	1,069
27,877		Carter’s, Inc	2,250
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,102	*	Cavco Industries, Inc	$1,177
13,611	*	Century Communities, Inc	417
14,260		Clarus Corp	165
13,474		Columbia Sportswear Co	1,086
45,716	*	CROCS, Inc	1,683
16,069	*	Deckers Outdoor Corp	3,156
197,895		DR Horton, Inc	10,973
7,865		Escalade, Inc	110
18,783		Ethan Allen Interiors, Inc	222
31,215	*,e	Fossil Group, Inc	145
87,558		Garmin Ltd	8,537
4,831	*,e	G-III Apparel Group Ltd	64
74,136	*,e	GoPro, Inc	353
16,535	*	Green Brick Partners, Inc	196
6,360	e	Hamilton Beach Brands Holding Co	76
201,239		Hanesbrands, Inc	2,272
79,817		Hasbro, Inc	5,982
15,207	*	Helen of Troy Ltd	2,867
7,913		Hooker Furniture Corp	154
13,822	*	Installed Building Products, Inc	951
18,443	*	iRobot Corp	1,547
3,583		Johnson Outdoors, Inc	326
60,650		KB Home	1,861
30,075	e	Kontoor Brands, Inc	536
36,137		La-Z-Boy, Inc	978
78,980		Leggett & Platt, Inc	2,776
11,279		Lennar Corp (B Shares)	520
161,976		Lennar Corp (Class A)	9,981
12,635	*	LGI Homes, Inc	1,112
7,210		Lifetime Brands, Inc	49
68,041	*	Lululemon Athletica, Inc	21,230
16,714	*	M/I Homes, Inc	576
13,092	*	Malibu Boats, Inc	680
8,407		Marine Products Corp	117
13,690	*	MasterCraft Boat Holdings, Inc	261
199,106	*	Mattel, Inc	1,925
30,198		MDC Holdings, Inc	1,078
22,102	*	Meritage Homes Corp	1,682
37,671	*	Mohawk Industries, Inc	3,833
11,320	e	Movado Group, Inc	123
3,180		Nacco Industries, Inc (Class A)	74
17,631	*	Nautilus, Inc	164
241,949		Newell Brands Inc	3,842
726,526		Nike, Inc (Class B)	71,236
2,024	*	NVR, Inc	6,596
11,750		Oxford Industries, Inc	517
58,529	*	Peloton Interactive, Inc	3,381
32,179		Polaris Inc	2,978
157,608		Pulte Homes, Inc	5,363
8,506	*	Purple Innovation, Inc	153
40,092		PVH Corp	1,926
30,697		Ralph Lauren Corp	2,226
79,579	*	Skechers U.S.A., Inc (Class A)	2,497
32,514	*	Skyline Champion Corp	791
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
39,523	*	Smith & Wesson Brands, Inc	$851
45,047	*	Sonos, Inc	659
60,523		Steven Madden Ltd	1,494
12,383		Sturm Ruger & Co, Inc	941
5,163		Superior Uniform Group, Inc	69
144,360		Tapestry, Inc	1,917
67,492	*	Taylor Morrison Home Corp	1,302
26,761	*	Tempur Sealy International, Inc	1,926
69,223		Toll Brothers, Inc	2,256
20,867	*	TopBuild Corp	2,374
65,578	*	TRI Pointe Homes, Inc	963
28,980	e	Tupperware Brands Corp	138
110,698	*	Under Armour, Inc (Class A)	1,078
110,542	*	Under Armour, Inc (Class C)	977
10,905	*	Unifi, Inc	141
10,485	*	Universal Electronics, Inc	491
16,444	*	Vera Bradley, Inc	73
193,170		VF Corp	11,772
41,550	*	Vista Outdoor, Inc	600
37,439	e	Whirlpool Corp	4,850
48,726	e	Wolverine World Wide, Inc	1,160
44,122	*	YETI Holdings, Inc	1,885
		TOTAL CONSUMER DURABLES & APPAREL	239,552

CONSUMER SERVICES - 1.8%
25,118	*	Accel Entertainment, Inc	242
33,727	*	Adtalem Global Education, Inc	1,051
12,233	*	American Public Education, Inc	362
143,934		ARAMARK Holdings Corp	3,249
44,487		BBX Capital Corp	113
769	*	Biglari Holdings, Inc (B Shares)	53
15,173		BJ’s Restaurants, Inc	318
44,145		Bloomin’ Brands, Inc	471
61,116		Boyd Gaming Corp	1,277
36,213	*	Bright Horizons Family Solutions	4,244
25,489		Brinker International, Inc	612
357,916	*	Caesars Entertainment Corp	4,342
281,629	e	Carnival Corp	4,624
11,838		Carriage Services, Inc	214
27,792	*,e	Carrols Restaurant Group, Inc	134
16,727	*	Century Casinos, Inc	69
31,824	e	Cheesecake Factory	729
72,467	*	Chegg, Inc	4,874
16,678	*	Chipotle Mexican Grill, Inc (Class A)	17,551
17,380	e	Choice Hotels International, Inc	1,371
23,949		Churchill Downs, Inc	3,189
12,474	*	Chuy’s Holdings, Inc	186
5,424		Collectors Universe	186
15,120		Cracker Barrel Old Country Store, Inc	1,677
77,856		Darden Restaurants, Inc	5,899
16,608	e	Dave & Buster’s Entertainment, Inc	221
23,487	*	Del Taco Restaurants, Inc	139
41,277	*	Denny’s Corp	417
10,362	e	Dine Brands Global Inc.	436
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,325		Domino’s Pizza, Inc	$8,617
49,730		Dunkin Brands Group, Inc	3,244
14,501	*	El Pollo Loco Holdings, Inc	214
44,594	*,e	Eldorado Resorts, Inc	1,786
105,919		Extended Stay America, Inc	1,185
20,469	*	Fiesta Restaurant Group, Inc	131
11,421		Franchise Group, Inc	250
54,509	*	frontdoor, Inc	2,416
7,389	*	Golden Entertainment, Inc	66
1,652		Graham Holdings Co	566
26,419	*	Grand Canyon Education, Inc	2,392
98,961		H&R Block, Inc	1,413
49,665	*	Hilton Grand Vacations, Inc	971
163,465		Hilton Worldwide Holdings, Inc	12,006
76,812	*	Houghton Mifflin Harcourt Co	139
24,452		Hyatt Hotels Corp	1,230
76,027	e	International Game Technology plc	677
14,716	e	Jack in the Box, Inc	1,090
26,055	*	K12, Inc	710
198,874		Las Vegas Sands Corp	9,057
62,559	*	Laureate Education, Inc	623
10,890	*	Lindblad Expeditions Holdings, Inc	84
160,967		Marriott International, Inc (Class A)	13,800
24,090		Marriott Vacations Worldwide Corp	1,980
446,525		McDonald’s Corp	82,370
281,649		MGM Resorts International	4,732
7,140	*	Monarch Casino & Resort, Inc	243
2,378		Nathan’s Famous, Inc	134
8,091	*	Noodles & Co	49
153,189	*,e	Norwegian Cruise Line Holdings Ltd	2,517
29,338	e	OneSpaWorld Holdings Ltd	140
18,811		Papa John’s International, Inc	1,494
76,441	*,e	Penn National Gaming, Inc	2,334
46,334	*	Perdoceo Education Corp	738
51,866	*	Planet Fitness, Inc	3,142
10,854	*	PlayAGS, Inc	37
6,547		RCI Hospitality Holdings, Inc	91
9,211	*,e	Red Robin Gourmet Burgers, Inc	94
48,687		Red Rock Resorts, Inc	531
27,109	*,e	Regis Corp	222
106,238	e	Royal Caribbean Cruises Ltd	5,344
21,790		Ruth’s Hospitality Group Inc	178
37,197	*	Scientific Games Corp (Class A)	575
30,308	*,e	SeaWorld Entertainment, Inc	449
108,167		Service Corp International	4,207
86,396	*	ServiceMaster Global Holdings, Inc	3,083
15,620	*	Shake Shack, Inc	828
48,601		Six Flags Entertainment Corp	934
701,007		Starbucks Corp	51,587
11,328		Strategic Education, Inc	1,741
21,327	*	Target Hospitality Corp	36
40,109	e	Texas Roadhouse, Inc (Class A)	2,109
13,497	e	Twin River Worldwide Holdings Inc	301
23,348		Vail Resorts, Inc	4,253
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
107,288		Wendy’s	$2,337
17,626		Wingstop, Inc	2,449
26,120	*	WW International Inc	663
42,519		Wyndham Destinations, Inc	1,198
58,768		Wyndham Hotels & Resorts, Inc	2,505
58,587		Wynn Resorts Ltd	4,364
211,867		Yum China Holdings, Inc	10,184
184,086		Yum! Brands, Inc	15,999
		TOTAL CONSUMER SERVICES	337,089

DIVERSIFIED FINANCIALS - 3.2%
24,496		Affiliated Managers Group, Inc	1,826
341,429		AGNC Investment Corp	4,404
8,948		Alerus Financial Corp	177
234,210		Ally Financial, Inc	4,644
392,152		American Express Co	37,333
73,461		Ameriprise Financial, Inc	11,022
885,022		Annaly Capital Management, Inc	5,806
70,479		Anworth Mortgage Asset Corp	120
68,911		Apollo Commercial Real Estate Finance, Inc	676
102,107		Apollo Global Management, Inc	5,097
61,262		Arbor Realty Trust, Inc	566
22,112		Ares Commercial Real Estate Corp	202
58,699		Ares Management Corp	2,330
16,506	e	Arlington Asset Investment Corp (Class A)	49
26,163		ARMOUR Residential REIT, Inc	246
32,135		Artisan Partners Asset Management, Inc	1,044
8,796	*,e	Assetmark Financial Holdings, Inc	240
4,316	e	Associated Capital Group, Inc	158
10,240		B. Riley Financial, Inc	223
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	247
166,153		BGC Partners, Inc (Class A)	455
88,176		BlackRock, Inc	47,976
73,790	e	Blackstone Mortgage Trust, Inc	1,778
30,473	*	Blucora, Inc	348
40,173		Brightsphere Investment Group, Inc	501
76,557		Broadmark Realty Capital, Inc	725
16,951	*,†	Calamos Asset Management, Inc	0
48,331	*	Cannae Holdings, Inc	1,986
275,935		Capital One Financial Corp	17,271
71,072		Capstead Mortgage Corp	390
69,672		Carlyle Group, Inc	1,944
68,387		CBOE Global Markets, Inc	6,379
698,747		Charles Schwab Corp	23,576
7,464		Cherry Hill Mortgage Investment Corp	67
94,757		Chimera Investment Corp	911
214,590		CME Group, Inc	34,879
15,440		Cohen & Steers, Inc	1,051
7,402		Colony Credit Real Estate, Inc	52
18,127	e	Cowen Group, Inc	294
6,049	*,e	Credit Acceptance Corp	2,535
7,834	e	Curo Group Holdings Corp	64
2,179		Diamond Hill Investment Group, Inc	248
185,611		Discover Financial Services	9,297
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,156	*	Donnelley Financial Solutions, Inc	$161
11,107	e	Dynex Capital, Inc	159
132,461		E*TRADE Financial Corp	6,587
64,523		Eaton Vance Corp	2,491
17,423		Ellington Financial Inc	205
17,368	*,e	Encore Capital Group, Inc	594
23,911	*	Enova International, Inc	356
29,096		Evercore Inc	1,714
38,445	*,e	Ezcorp, Inc (Class A)	242
22,905		Factset Research Systems, Inc	7,524
68,886		Federated Investors, Inc (Class B)	1,633
24,222		FirstCash, Inc	1,634
12,579	*,e	Focus Financial Partners, Inc	416
162,178		Franklin Resources, Inc	3,401
23,847	e	Gain Capital Holdings, Inc	144
4,049		GAMCO Investors, Inc (Class A)	54
198,638		Goldman Sachs Group, Inc	39,255
31,227	e	Granite Point Mortgage Trust, Inc	224
9,250		Great Ajax Corp	85
33,057	*	Green Dot Corp	1,622
19,893		Greenhill & Co, Inc	199
10,099		Hamilton Lane, Inc	680
25,893		Houlihan Lokey, Inc	1,441
47,028		Interactive Brokers Group, Inc (Class A)	1,964
323,731		Intercontinental Exchange Group, Inc	29,654
225,540		Invesco Ltd	2,427
100,745	e	Invesco Mortgage Capital, Inc	377
149,295		Jefferies Financial Group, Inc	2,322
319,034		KKR & Co, Inc	9,852
7,773	e	KKR Real Estate Finance Trust, Inc	129
49,932		Ladder Capital Corp	404
61,713		Lazard Ltd (Class A)	1,767
44,332		Legg Mason, Inc	2,205
42,896	*,e	LendingClub Corp	195
49,263		LPL Financial Holdings, Inc	3,862
22,099		MarketAxess Holdings, Inc	11,070
6,533		Marlin Business Services Corp	55
270,747		MFA Financial Inc	674
26,390		Moelis & Co	822
97,378		Moody’s Corp	26,753
661,157		Morgan Stanley	31,934
12,950		Morningstar, Inc	1,826
50,338		MSCI, Inc (Class A)	16,804
70,673		Nasdaq Inc	8,443
72,560		Navient Corp	510
14,990		Nelnet, Inc (Class A)	716
231,837		New Residential Investment Corp	1,723
225,109	e	New York Mortgage Trust, Inc	587
22,218	*,†	NewStar Financial, Inc	5
114,651		Northern Trust Corp	9,096
37,084		OneMain Holdings, Inc	910
11,565	*	Oportun Financial Corp	155
7,363		Oppenheimer Holdings, Inc	160
23,694	e	Orchid Island Capital, Inc	112
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
47,765		PennyMac Mortgage Investment Trust	$837
17,372	*	Pico Holdings, Inc	146
10,272		Piper Jaffray Cos	608
13,025		PJT Partners, Inc	669
33,753	*	PRA Group, Inc	1,305
9,591		Pzena Investment Management, Inc (Class A)	52
73,024		Raymond James Financial, Inc	5,026
11,012		Ready Capital Corp	96
49,700		Redwood Trust, Inc	348
8,577	*	Regional Management Corp	152
144,416		S&P Global, Inc	47,582
16,951		Safeguard Scientifics, Inc	119
57,054		Santander Consumer USA Holdings, Inc	1,050
10,879		Sculptor Capital Management, Inc	141
69,090		SEI Investments Co	3,799
5,338		Silvercrest Asset Management Group, Inc	68
211,103		SLM Corp	1,484
153,692		Starwood Property Trust, Inc	2,299
210,813		State Street Corp	13,397
38,350		Stifel Financial Corp	1,819
11,369	*	StoneX Group, Inc	625
348,966		Synchrony Financial	7,733
135,508		T Rowe Price Group, Inc	16,735
155,302		TD Ameritrade Holding Corp	5,650
7,897		TPG RE Finance Trust, Inc	68
49,135		Tradeweb Markets, Inc	2,857
174,270		Two Harbors Investment Corp	878
37,412		Virtu Financial, Inc	883
4,800		Virtus Investment Partners, Inc	558
74,871		Voya Financial, Inc	3,493
22,709		Waddell & Reed Financial, Inc (Class A)	352
28,538	e	Western Asset Mortgage Capital Corp	78
5,409		Westwood Holdings Group, Inc	85
84,317		WisdomTree Investments, Inc	293
4,248	*,e	World Acceptance Corp	278
		TOTAL DIVERSIFIED FINANCIALS	589,034

ENERGY - 2.6%
146,439		Antero Midstream Corp	747
132,421	*,e	Antero Resources Corp	336
241,520		Apache Corp	3,260
9,586	*	Arch Resources, Inc	272
85,865		Archrock, Inc	557
20,832		Ardmore Shipping Corp	90
408,098		Baker Hughes Co	6,281
36,376		Berry Petroleum Co LLC	176
14,562	*	Bonanza Creek Energy, Inc	216
10,396		Brigham Minerals, Inc	128
4,788	*	Bristow Group, Inc	67
248,510		Cabot Oil & Gas Corp	4,269
16,011		Cactus, Inc	330
110,556	*	ChampionX Corp	1,079
138,494	*	Cheniere Energy, Inc	6,692
1,121,304		Chevron Corp	100,054
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,611		Cimarex Energy Co	$1,364
96,211	*	Clean Energy Fuels Corp	214
128,347	*	CNX Resources Corp	1,110
120,147		Concho Resources, Inc	6,188
643,987		ConocoPhillips	27,060
20,666	*,e	CONSOL Energy, Inc	105
53,393	*	Contango Oil & Gas Co	122
32,957	e	Continental Resources, Inc	578
11,149		CVR Energy, Inc	224
26,329		Delek US Holdings, Inc	458
242,317		Devon Energy Corp	2,748
55,111		DHT Holdings, Inc	283
14,000	*,e	Diamond S Shipping Inc	112
92,205		Diamondback Energy, Inc	3,856
9,586		DMC Global, Inc	265
20,589	*	Dorian LPG Ltd	159
27,635	*	Dril-Quip, Inc	823
7,121	*	Earthstone Energy, Inc	20
155,692		EnCana Corp	1,487
56,201	*,e	Energy Fuels, Inc	85
349,001		EOG Resources, Inc	17,680
153,612		EQT Corp	1,828
246,829	e	Equitrans Midstream Corp	2,051
17,517		Evolution Petroleum Corp	49
23,313	*	Exterran Corp	126
2,538,479	d	Exxon Mobil Corp	113,521
24,885		Falcon Minerals Corp	80
36,662	*	Frank’s International NV	82
70,150		Frontline Ltd	490
69,477	*	Golar LNG Ltd	503
26,945	*,e	Green Plains Inc	275
109,431	*	Gulfport Energy Corp	119
533,070		Halliburton Co	6,919
100,808	*	Helix Energy Solutions Group, Inc	350
52,744		Helmerich & Payne, Inc	1,029
170,660		Hess Corp	8,842
97,848		HollyFrontier Corp	2,857
20,967		International Seaways, Inc	343
1,165,460		Kinder Morgan, Inc	17,680
234,852		Kosmos Energy Ltd	390
9,873	e	Liberty Oilfield Services, Inc	54
65,268	*	Magnolia Oil & Gas Corp	395
503,108	e	Marathon Oil Corp	3,079
387,559		Marathon Petroleum Corp	14,487
64,577	*	Matador Resources Co	549
19,934	*	Matrix Service Co	194
4,077	*	Montage Resources Corp	16
86,947	e	Murphy Oil Corp	1,200
4,061	*,e	Nabors Industries Ltd	150
256,371	e	National Oilwell Varco, Inc	3,141
63,344	*	Newpark Resources, Inc	141
76,759	*	NexTier Oilfield Solutions, Inc	188
284,931		Noble Energy, Inc	2,553
68,002	e	Nordic American Tankers Ltd	276
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
486,306		Occidental Petroleum Corp	$8,899
71,446	*	Oceaneering International, Inc	457
38,178	*	Oil States International, Inc	181
254,378		ONEOK, Inc	8,450
26,237	*	Overseas Shipholding Group, Inc	49
23,180	*	Par Pacific Holdings, Inc	208
177,587	e	Parsley Energy, Inc	1,897
150,779		Patterson-UTI Energy, Inc	523
78,916		PBF Energy, Inc	808
44,499	*	PDC Energy, Inc	554
54,624		Peabody Energy Corp	157
10,090	*	Penn Virginia Corp	96
261,435		Phillips 66	18,797
98,294		Pioneer Natural Resources Co	9,603
48,018	*	ProPetro Holding Corp	247
139,657		Range Resources Corp	786
27,182	*,e	Renewable Energy Group, Inc	674
4,186	*	Rex American Resources Corp	290
42,512	*,e	RPC, Inc	131
832,069		Schlumberger Ltd	15,302
12,739	e	Scorpio Tankers, Inc	163
11,768	*	SEACOR Holdings, Inc	333
6,869	*,e	Select Energy Services, Inc	34
45,041	e	SFL Corp Ltd	418
80,594		SM Energy Co	302
6,855	e	Solaris Oilfield Infrastructure, Inc	51
264,381	*	Southwestern Energy Co	677
13,911	*	Talos Energy, Inc	128
141,390		Targa Resources Investments, Inc	2,838
39,279	*,e	Tellurian, Inc	45
16,234	*	Tidewater, Inc	91
343,005	*,e	Transocean Ltd (NYSE)	628
95,169	*,e	Uranium Energy Corp	84
58,687	e	US Silica Holdings, Inc	212
246,390		Valero Energy Corp	14,493
14,396	*,e	W&T Offshore, Inc	33
728,131		Williams Cos, Inc	13,849
29,960		World Fuel Services Corp	772
284,313	*	WPX Energy, Inc	1,814
		TOTAL ENERGY	478,526

FOOD & STAPLES RETAILING - 1.3%
19,849		Andersons, Inc	273
22,168		Casey’s General Stores, Inc	3,315
14,374	*,e	Chefs’ Warehouse Holdings, Inc	195
264,671		Costco Wholesale Corp	80,251
32,707	*	Grocery Outlet Holding Corp	1,334
21,180	*	HF Foods Group Inc	192
10,217	e	Ingles Markets, Inc (Class A)	440
472,071		Kroger Co	15,980
6,410		Natural Grocers by Vitamin C	95
70,016	*,e	Performance Food Group Co	2,040
14,866		Pricesmart, Inc	897
38,176	*,e	Rite Aid Corp	651
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,344		SpartanNash Co	$581
72,919	*	Sprouts Farmers Market, Inc	1,866
295,000		SYSCO Corp	16,125
36,929	*	United Natural Foods, Inc	672
129,589	*	US Foods Holding Corp	2,555
4,843		Village Super Market (Class A)	134
439,201		Walgreens Boots Alliance, Inc	18,618
835,845		Walmart, Inc	100,118
4,684		Weis Markets, Inc	235
		TOTAL FOOD & STAPLES RETAILING	246,567

FOOD, BEVERAGE & TOBACCO - 3.2%
2,296		Alico, Inc	72
1,115,286		Altria Group, Inc	43,775
327,930		Archer-Daniels-Midland Co	13,084
48,393	e	B&G Foods, Inc (Class A)	1,180
29,996	*	Beyond Meat, Inc	4,019
4,644	*,e	Boston Beer Co, Inc (Class A)	2,492
29,231		Brown-Forman Corp (Class A)	1,683
108,142		Brown-Forman Corp (Class B)	6,884
82,637		Bunge Ltd	3,399
11,455		Calavo Growers, Inc	721
22,629	*	Cal-Maine Foods, Inc	1,007
99,585		Campbell Soup Co	4,942
20,431	*	Celsius Holdings, Inc	240
2,318,733		Coca-Cola Co	103,601
3,092		Coca-Cola Consolidated Inc	709
290,706		ConAgra Brands, Inc	10,224
95,233		Constellation Brands, Inc (Class A)	16,661
7,653	*,e	Craft Brewers Alliance, Inc	118
96,358	*	Darling International, Inc	2,372
5,320	*	Farmer Bros Co	39
103,413		Flowers Foods, Inc	2,312
20,613		Fresh Del Monte Produce, Inc	507
23,047	*	Freshpet, Inc	1,928
363,715		General Mills, Inc	22,423
50,738	*	Hain Celestial Group, Inc	1,599
90,196		Hershey Co	11,691
163,534		Hormel Foods Corp	7,894
57,996	*	Hostess Brands, Inc	709
40,912		Ingredion, Inc	3,396
10,369	e	J&J Snack Foods Corp	1,318
67,954		J.M. Smucker Co	7,190
5,780		John B. Sanfilippo & Son, Inc	493
151,452		Kellogg Co	10,005
204,467		Keurig Dr Pepper, Inc	5,807
387,803		Kraft Heinz Co	12,367
86,473		Lamb Weston Holdings, Inc	5,528
13,060		Lancaster Colony Corp	2,024
19,323	*	Landec Corp	154
8,386		Limoneira Co	122
73,868		McCormick & Co, Inc	13,253
9,193	e	MGP Ingredients, Inc	337
100,662		Molson Coors Brewing Co (Class B)	3,459
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
846,869		Mondelez International, Inc	$43,300
221,146	*	Monster Beverage Corp	15,330
8,574	*,e	National Beverage Corp	523
46,743	*,e	New Age Beverages Corp	72
832,524		PepsiCo, Inc	110,110
933,285		Philip Morris International, Inc	65,386
34,513	*	Pilgrim’s Pride Corp	583
35,377	*	Post Holdings, Inc	3,100
92,946		Primo Water Corp	1,278
11,652		Sanderson Farms, Inc	1,350
192		Seaboard Corp	563
5,451	*	Seneca Foods Corp	184
40,880	*	Simply Good Foods Co	760
11,646	e	Tootsie Roll Industries, Inc	399
29,630	*	TreeHouse Foods, Inc	1,298
4,760	e	Turning Point Brands, Inc	119
176,288		Tyson Foods, Inc (Class A)	10,526
14,454		Universal Corp	614
53,131		Vector Group Ltd	534
		TOTAL FOOD, BEVERAGE & TOBACCO	587,767

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
12,693	*	1Life Healthcare, Inc	461
1,036,767		Abbott Laboratories	94,792
25,665	*	Abiomed, Inc	6,200
56,824	*	Acadia Healthcare Co, Inc	1,427
58,290	*	Accuray, Inc	118
5,501	*	Addus HomeCare Corp	509
46,444	*	Align Technology, Inc	12,746
133,589	*	Allscripts Healthcare Solutions, Inc	904
19,731	*	Amedisys, Inc	3,917
6,596	*,e	American Renal Associates Holdings, Inc	43
89,196		AmerisourceBergen Corp	8,988
31,962	*,e	AMN Healthcare Services, Inc	1,446
26,107	*	Angiodynamics, Inc	265
104,354	*	Antares Pharma, Inc	287
151,311		Anthem, Inc	39,792
16,786	*,e	Apollo Medical Holdings, Inc	277
22,609	*	AtriCure, Inc	1,016
1,019		Atrion Corp	649
33,829	*,e	Avanos Medical, Inc	994
18,090	*,e	AxoGen, Inc	167
9,978	*,e	Axonics Modulation Technologies, Inc	350
305,282		Baxter International, Inc	26,285
161,814		Becton Dickinson & Co	38,717
19,708	*	BioTelemetry, Inc	891
838,467	*	Boston Scientific Corp	29,439
135,933	*	Brookdale Senior Living, Inc	401
25,974		Cantel Medical Corp	1,149
175,363		Cardinal Health, Inc	9,152
23,626	*	Cardiovascular Systems, Inc	745
344,224	*	Centene Corp	21,875
185,847		Cerner Corp	12,740
71,510	*	Cerus Corp	472
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
138,891	*	Change Healthcare, Inc	$1,556
9,197		Chemed Corp	4,148
217,051		Cigna Corp	40,730
15,433	*,e	Co-Diagnostics, Inc	299
8,700		Computer Programs & Systems, Inc	198
19,875	e	Conmed Corp	1,431
28,533		Cooper Cos, Inc	8,093
7,512	*	Corvel Corp	532
39,829	*	Covetrus, Inc	713
25,224	*	Cross Country Healthcare, Inc	155
23,064	*	CryoLife, Inc	442
16,944	*,e	CryoPort, Inc	513
10,004	*,e	Cutera, Inc	122
785,769		CVS Health Corp	51,051
19,235	*,e	CytoSorbents Corp	190
377,368		Danaher Corp	66,730
53,875	*	DaVita, Inc	4,264
130,875		Dentsply Sirona, Inc	5,766
54,958	*	DexCom, Inc	22,280
369,727	*	Edwards Lifesciences Corp	25,552
62,923		Encompass Health Corp	3,897
35,447		Ensign Group, Inc	1,483
90,976	*	Envista Holdings Corp	1,919
27,058	*	Enzo Biochem, Inc	61
45,708	*,e	Evolent Health, Inc	325
30,765	*	GenMark Diagnostics, Inc	453
20,642	*,e	Glaukos Corp	793
48,523	*	Globus Medical, Inc	2,315
44,457	*	Guardant Health, Inc	3,607
31,065	*	Haemonetics Corp	2,782
23,398	*	Hanger Inc	387
159,763		HCA Healthcare, Inc	15,507
11,667	*	Health Catalyst, Inc	340
41,555	*	HealthEquity, Inc	2,438
18,780	*	HealthStream, Inc	416
91,104	*	Henry Schein, Inc	5,320
4,605	*	Heska Corp	429
42,299		Hill-Rom Holdings, Inc	4,644
44,045	*	HMS Holdings Corp	1,427
153,523	*	Hologic, Inc	8,751
79,236		Humana, Inc	30,724
10,885	*	ICU Medical, Inc	2,006
50,382	*	IDEXX Laboratories, Inc	16,634
12,244	*,e	Inogen, Inc	435
43,464	*	Inovalon Holdings, Inc	837
15,579	*	Inspire Medical Systems, Inc	1,356
38,127	*	Insulet Corp	7,407
22,691	*	Integer Holding Corp	1,658
44,740	*,e	Integra LifeSciences Holdings Corp	2,102
4,136	*,e	IntriCon Corp	56
69,466	*	Intuitive Surgical, Inc	39,584
23,110	e	Invacare Corp	147
16,105	*	iRhythm Technologies, Inc	1,866
59,597	*	Laboratory Corp of America Holdings	9,900
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
34,224	*	Lantheus Holdings, Inc	$489
9,523		LeMaitre Vascular, Inc	251
19,826	*	LHC Group, Inc	3,456
33,006	*	LivaNova plc	1,589
31,655	*,e	Livongo Health, Inc	2,380
16,931	*	Magellan Health Services, Inc	1,236
29,131	*	Masimo Corp	6,642
98,231		McKesson Corp	15,071
43,753	*	MEDNAX, Inc	748
804,567		Medtronic plc	73,779
31,965	*	Meridian Bioscience, Inc	744
35,220	*	Merit Medical Systems, Inc	1,608
2,255	e	Mesa Laboratories, Inc	489
37,031	*,e	Molina Healthcare, Inc	6,591
7,753		National Healthcare Corp	492
5,598		National Research Corp	326
24,197	*	Natus Medical, Inc	528
35,733	*	Neogen Corp	2,773
19,942	*	Nevro Corp	2,382
37,773	*	NextGen Healthcare, Inc	415
54,721	*	Novocure Ltd	3,245
36,380	*	NuVasive, Inc	2,025
26,681	*	Omnicell, Inc	1,884
21,564	*	Option Care Health, Inc	299
40,487	*	OraSure Technologies, Inc	471
12,159	*	Orthofix Medical Inc	389
5,177	*,e	OrthoPediatrics Corp	227
43,714		Owens & Minor, Inc	333
57,408	e	Patterson Cos, Inc	1,263
17,723	*	Pennant Group, Inc	401
17,918	*	Penumbra, Inc	3,204
5,304	*,e	PetIQ, Inc	185
16,748	*	Phreesia, Inc	474
42,075	*	PPD, Inc	1,128
33,935	*	Premier, Inc	1,163
15,686	*	Progyny, Inc	405
8,662	*	Providence Service Corp	683
1,366	*,e	Pulse Biosciences, Inc	14
81,012		Quest Diagnostics, Inc	9,232
20,943	*	Quidel Corp	4,686
36,034	*	Quotient Ltd	267
72,154	*	R1 RCM, Inc	804
25,914	*	RadNet, Inc	411
86,671		Resmed, Inc	16,641
37,335	*,e	Rockwell Medical, Inc	73
38,631	*	RTI Surgical Holdings Inc	123
15,644	*	SeaSpine Holdings Corp	164
77,335	*	Select Medical Holdings Corp	1,139
15,867	*	Shockwave Medical Inc	752
10,272	*	SI-BONE, Inc	164
10,185	*	Sientra, Inc	39
18,916	*	Silk Road Medical Inc	792
7,680		Simulations Plus, Inc	459
26,141	*	Staar Surgical Co	1,609
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
50,626		STERIS plc	$7,768
209,351		Stryker Corp	37,723
13,353	*	Surgery Partners, Inc	154
10,275	*	SurModics, Inc	444
6,560	*,e	Tabula Rasa HealthCare, Inc	359
6,719	*,e	Tactile Systems Technology, Inc	278
35,006	*	Tandem Diabetes Care, Inc	3,463
44,411	*	Teladoc, Inc	8,475
28,206		Teleflex, Inc	10,266
59,665	*	Tenet Healthcare Corp	1,081
30,967	*,e	Tivity Health, Inc	351
11,786	*	Transmedics Group, Inc	211
18,960	*	Triple-S Management Corp (Class B)	361
566,232		UnitedHealth Group, Inc	167,010
44,084		Universal Health Services, Inc (Class B)	4,095
9,158	e	US Physical Therapy, Inc	742
2,349	e	Utah Medical Products, Inc	208
7,211	*	Vapotherm, Inc	296
27,229	*	Varex Imaging Corp	412
56,947	*	Varian Medical Systems, Inc	6,977
79,245	*	Veeva Systems, Inc	18,577
20,450	*	Viemed Healthcare, Inc	196
19,827	*,e	ViewRay, Inc	44
20,093	*,e	Vocera Communications, Inc	426
44,107		West Pharmaceutical Services, Inc	10,020
76,096	*,e	Wright Medical Group NV	2,262
124,071		Zimmer Biomet Holdings, Inc	14,809
9,856	*	Zynex Inc	245
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,198,375

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
25,021	*	BellRing Brands, Inc	499
7,431	*,e	Central Garden & Pet Co	267
24,471	*	Central Garden and Pet Co (Class A)	827
145,069		Church & Dwight Co, Inc	11,214
74,889		Clorox Co	16,428
504,317		Colgate-Palmolive Co	36,946
215,270		Coty, Inc	962
41,449	*	Edgewell Personal Care Co	1,292
15,146	*	elf Beauty, Inc	289
37,105		Energizer Holdings, Inc	1,762
132,280		Estee Lauder Cos (Class A)	24,959
60,686	*	Herbalife Nutrition Ltd	2,730
12,258		Inter Parfums, Inc	590
203,737		Kimberly-Clark Corp	28,798
7,966	e	Medifast, Inc	1,106
5,868	*	Nature’s Sunshine Products, Inc	53
36,417		Nu Skin Enterprises, Inc (Class A)	1,392
3,981		Oil-Dri Corp of America	138
1,461,710		Procter & Gamble Co	174,777
8,319	*,e	Revlon, Inc (Class A)	82
29,272		Reynolds Consumer Products Inc	1,017
27,100	e	Spectrum Brands Holdings, Inc	1,244
8,349	*	USANA Health Sciences, Inc	613
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,178	e	WD-40 Co	$1,423
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	309,408

INSURANCE - 3.2%
425,457		Aflac, Inc	15,329
8,152		Alleghany Corp	3,987
187,860		Allstate Corp	18,221
32,424	*	AMBAC Financial Group, Inc	464
39,602		American Equity Investment Life Holding Co	979
43,725		American Financial Group, Inc	2,775
516,480		American International Group, Inc	16,104
5,469		American National Insurance Co	394
13,468		Amerisafe, Inc	824
137,468		Aon plc	26,476
229,608	*	Arch Capital Group Ltd	6,578
24,041	*	Argo Group International Holdings Ltd	837
112,850		Arthur J. Gallagher & Co	11,002
35,672		Assurant, Inc	3,685
61,872		Assured Guaranty Ltd	1,510
69,091	*	Athene Holding Ltd	2,155
49,119		Axis Capital Holdings Ltd	1,992
8,194	*	Benefytt Technologies, Inc	168
1,169,401	*	Berkshire Hathaway, Inc (Class B)	208,750
58,778	*	Brighthouse Financial, Inc	1,635
144,728		Brown & Brown, Inc	5,899
11,865	*	BRP Group, Inc	205
269,522		Chubb Ltd	34,127
89,646		Cincinnati Financial Corp	5,740
32,879	*,e	Citizens, Inc (Class A)	197
6,112		CNA Financial Corp	196
66,761		Conseco, Inc	1,039
7,812		Donegal Group, Inc (Class A)	111
15,165	*	eHealth, Inc	1,490
23,170		Employers Holdings, Inc	699
5,156	*	Enstar Group Ltd	788
15,223	e	Erie Indemnity Co (Class A)	2,921
24,282		Everest Re Group Ltd	5,007
7,071		FBL Financial Group, Inc (Class A)	254
10,321		FedNat Holding Co	114
168,274		Fidelity National Financial Inc	5,159
67,815		First American Financial Corp	3,256
311,286	*	Genworth Financial, Inc (Class A)	719
6,929		Global Indemnity Ltd	166
59,180		Globe Life, Inc	4,393
6,616	*,e	Goosehead Insurance, Inc	497
20,683	*,e	Greenlight Capital Re Ltd (Class A)	135
22,092		Hanover Insurance Group, Inc	2,239
216,161		Hartford Financial Services Group, Inc	8,333
5,533		HCI Group, Inc	256
18,411		Heritage Insurance Holdings, Inc	241
29,606		Horace Mann Educators Corp	1,087
5,237		Independence Holding Co	160
1,119		Investors Title Co	136
12,617		James River Group Holdings Ltd	568
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
38,336		Kemper Corp	$2,780
10,502		Kinsale Capital Group, Inc	1,630
108,445		Lincoln National Corp	3,990
143,403		Loews Corp	4,917
7,794	*	Markel Corp	7,195
303,403		Marsh & McLennan Cos, Inc	32,576
59,989	*,e	MBIA, Inc	435
20,342		Mercury General Corp	829
460,914		Metlife, Inc	16,833
35,673		National General Holdings Corp	771
1,551		National Western Life Group, Inc	315
7,308	*	NI Holdings, Inc	108
167,351		Old Republic International Corp	2,729
7,880	*	Palomar Holdings, Inc	676
23,895		Primerica, Inc	2,786
160,225		Principal Financial Group	6,656
37,307		ProAssurance Corp	540
351,914		Progressive Corp	28,192
6,904		Protective Insurance Corp	104
235,888		Prudential Financial, Inc	14,366
37,637		Reinsurance Group of America, Inc (Class A)	2,952
28,312		RenaissanceRe Holdings Ltd	4,842
23,570		RLI Corp	1,935
11,093		Safety Insurance Group, Inc	846
35,222		Selective Insurance Group, Inc	1,858
11,039		State Auto Financial Corp	197
15,315		Stewart Information Services Corp	498
51,271	*	Third Point Reinsurance Ltd	385
22,143		Tiptree Inc	143
151,513		Travelers Cos, Inc	17,280
15,868	*,e	Trupanion, Inc	677
16,104		United Fire Group Inc	446
12,682		United Insurance Holdings Corp	99
22,402		Universal Insurance Holdings, Inc	398
121,437		Unum Group	2,015
83,367		W.R. Berkley Corp	4,776
13,074	*	Watford Holdings Ltd	218
1,751		White Mountains Insurance Group Ltd	1,555
76,877		Willis Towers Watson plc	15,141
		TOTAL INSURANCE	594,686

MATERIALS - 2.7%
15,014	e	Advanced Emissions Solutions, Inc	73
22,501	*	AdvanSix, Inc	264
132,273		Air Products & Chemicals, Inc	31,939
66,965	e	Albemarle Corp	5,170
122,406	*	Alcoa Corp	1,376
78,013	*	Allegheny Technologies, Inc	795
960,658		Amcor plc	9,808
20,501		American Vanguard Corp	282
41,780	*	Amyris, Inc	178
36,989		Aptargroup, Inc	4,142
57,334	*	Arconic Corp	799
13,288		Ardagh Group S.A.	172
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,159		Ashland Global Holdings, Inc	$2,499
52,341		Avery Dennison Corp	5,972
113,646	*	Axalta Coating Systems Ltd	2,563
19,086		Balchem Corp	1,810
191,051		Ball Corp	13,276
79,377	*	Berry Global Group, Inc	3,518
27,727		Boise Cascade Co	1,043
31,457		Cabot Corp	1,165
31,590		Carpenter Technology Corp	767
68,757		Celanese Corp (Series A)	5,936
36,798	*,e	Century Aluminum Co	262
127,807		CF Industries Holdings, Inc	3,596
5,158		Chase Corp	529
96,050		Chemours Co	1,474
11,678	*	Clearwater Paper Corp	422
234,932	e	Cleveland-Cliffs, Inc	1,297
119,550	*	Coeur Mining, Inc	607
66,530		Commercial Metals Co	1,357
20,319		Compass Minerals International, Inc	991
453,915		Corteva, Inc	12,160
76,387	*	Crown Holdings, Inc	4,975
32,116		Domtar Corp	678
452,546		Dow, Inc	18,446
440,615		DuPont de Nemours, Inc	23,410
24,696		Eagle Materials, Inc	1,734
81,165		Eastman Chemical Co	5,652
149,312		Ecolab, Inc	29,706
159,281	*	Element Solutions, Inc	1,728
60,041	*	Ferro Corp	717
47,286	*,†	Ferroglobe plc	0
77,164		FMC Corp	7,687
887,503		Freeport-McMoRan, Inc (Class B)	10,268
17,819		FutureFuel Corp	213
23,656	*	GCP Applied Technologies, Inc	440
39,231		Gold Resource Corp	161
186,442		Graphic Packaging Holding Co	2,608
18,292		Greif, Inc (Class A)	629
3,993		Greif, Inc (Class B)	167
34,325		H.B. Fuller Co	1,531
7,923		Hawkins, Inc	337
9,402		Haynes International, Inc	220
335,463		Hecla Mining Co	1,097
119,837		Huntsman Corp	2,153
30,403	*	Ingevity Corp	1,598
11,273		Innospec, Inc	871
64,736		International Flavors & Fragrances, Inc	7,928
235,393		International Paper Co	8,288
67,354	*	Intrepid Potash, Inc	67
12,178		Kaiser Aluminum Corp	897
15,231	*	Koppers Holdings, Inc	287
21,628	*	Kraton Corp	374
14,288	e	Kronos Worldwide, Inc	149
315,034		Linde plc	66,822
93,236	*,e	Livent Corp	574
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
80,217		Louisiana-Pacific Corp	$2,058
153,553		LyondellBasell Industries NV	10,091
37,207		Martin Marietta Materials, Inc	7,686
14,781		Materion Corp	909
23,990		Minerals Technologies, Inc	1,126
233,459		Mosaic Co	2,921
18,118		Myers Industries, Inc	264
10,909		Neenah Inc	540
4,083		NewMarket Corp	1,635
481,230		Newmont Goldcorp Corp	29,711
149,512	*	Novagold Resources Inc	1,372
174,843		Nucor Corp	7,240
90,414		O-I Glass, Inc	812
85,291		Olin Corp	980
6,559		Olympic Steel, Inc	77
38,461		Orion Engineered Carbons SA	407
58,185		Packaging Corp of America	5,807
32,454	e	PH Glatfelter Co	521
58,890		PolyOne Corp	1,545
139,917		PPG Industries, Inc	14,840
20,162	*	PQ Group Holdings, Inc	267
9,399	e	Quaker Chemical Corp	1,745
31,957	*	Rayonier Advanced Materials, Inc	90
37,719		Reliance Steel & Aluminum Co	3,581
41,577		Royal Gold, Inc	5,169
73,050		RPM International, Inc	5,483
8,418	*	Ryerson Holding Corp	47
19,399		Schnitzer Steel Industries, Inc (Class A)	342
20,766		Schweitzer-Mauduit International, Inc	694
24,552		Scotts Miracle-Gro Co (Class A)	3,301
93,004		Sealed Air Corp	3,055
23,291		Sensient Technologies Corp	1,215
49,394		Sherwin-Williams Co	28,542
47,046		Silgan Holdings, Inc	1,524
58,033		Sonoco Products Co	3,035
49,392		Southern Copper Corp (NY)	1,964
120,908		Steel Dynamics, Inc	3,154
14,267		Stepan Co	1,385
78,354	*	Summit Materials, Inc	1,260
48,451		SunCoke Energy, Inc	143
29,755	*	TimkenSteel Corp	116
15,246	*	Trecora Resources	96
19,671		Tredegar Corp	303
23,427		Trinseo S.A.	519
47,159		Tronox Holdings plc	340
31,994		UFP Industries, Inc	1,584
4,630	*	UFP Technologies, Inc	204
1,357		United States Lime & Minerals, Inc	115
113,186	e	United States Steel Corp	817
11,048	*	US Concrete, Inc	274
92,954		Valvoline, Inc	1,797
22,885		Verso Corp	274
80,224		Vulcan Materials Co	9,294
11,178		Warrior Met Coal, Inc	172
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,489		Westlake Chemical Corp	$1,314
152,608		WestRock Co	4,313
13,987		Worthington Industries, Inc	522
32,691		WR Grace and Co	1,661
		TOTAL MATERIALS	498,907

MEDIA & ENTERTAINMENT - 8.0%
461,044		Activision Blizzard, Inc	34,993
180,056	*	Alphabet, Inc (Class A)	255,328
177,733	*	Alphabet, Inc (Class C)	251,245
190,887	*	Altice USA, Inc	4,303
39,663	e	AMC Entertainment Holdings, Inc	170
16,067	*	AMC Networks, Inc	376
7,321	*	Black Diamond Therapeutics, Inc	309
3,042		Cable One, Inc	5,399
15,383	*	Cardlytics, Inc	1,077
51,402	*	Cargurus, Inc	1,303
51,951	*	Cars.com, Inc	299
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	203
89,697	*	Charter Communications, Inc	45,749
76,895		Cinemark Holdings, Inc	888
2,717,984		Comcast Corp (Class A)	105,947
31,610	*	comScore, Inc	98
772	*,e	Daily Journal Corp	208
89,117	*,e	Discovery, Inc (Class A)	1,880
196,092	*	Discovery, Inc (Class C)	3,777
156,886	*	DISH Network Corp (Class A)	5,414
171,004	*	Electronic Arts, Inc	22,581
88,350		Entercom Communications Corp (Class A)	122
50,932		Entravision Communications Corp (Class A)	73
20,620	*,e	Eros International plc	65
23,593	*	Eventbrite Inc	202
8,345	*	EverQuote Inc	485
42,935		EW Scripps Co (Class A)	376
1,440,298	*	Facebook, Inc	327,048
10,504	*	Fluent, Inc	19
207,531		Fox Corp (Class A)	5,566
87,909		Fox Corp (Class B)	2,360
6,584	*	Gaia, Inc	55
83,211	*,e	Gannett Co, Inc	115
54,344	*	Glu Mobile, Inc	504
46,930	*	Gray Television, Inc	655
11,523	*	Hemisphere Media Group, Inc	113
35,623	*	iHeartMedia, Inc	297
42,177	*	Imax Corp	473
230,004		Interpublic Group of Cos, Inc	3,947
30,218		John Wiley & Sons, Inc (Class A)	1,179
7,655	*,e	Liberty Braves Group (Class A)	154
25,374	*	Liberty Braves Group (Class C)	501
12,929	*	Liberty Broadband Corp (Class A)	1,580
63,254	*	Liberty Broadband Corp (Class C)	7,841
15,619	*,e	Liberty Media Group (Class A)	456
123,792	*,e	Liberty Media Group (Class C)	3,925
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
50,898	*	Liberty SiriusXM Group (Class A)	$1,757
98,761	*	Liberty SiriusXM Group (Class C)	3,402
53,282	*	Liberty TripAdvisor Holdings, Inc	114
37,150	*	Lions Gate Entertainment Corp (Class A)	275
71,817	*	Lions Gate Entertainment Corp (Class B)	491
88,266	*	Live Nation, Inc	3,913
9,932		Loral Space & Communications, Inc	194
13,200	*	Madison Square Garden Co	1,939
13,200	*	Madison Square Garden Entertainment Corp	990
14,211		Marcus Corp	189
35,129	*,e	Match Group, Inc	3,761
44,962	*	Match Group, Inc (Euro OTC)	14,541
46,865	*	Meet Group, Inc	292
5,731	e	Meredith Corp	83
43,336	*,e	MSG Networks, Inc	431
46,358		National CineMedia, Inc	138
255,074	*	Netflix, Inc	116,069
89,935		New York Times Co (Class A)	3,780
232,243		News Corp (Class A)	2,754
86,319		News Corp (Class B)	1,032
26,017		Nexstar Media Group Inc	2,177
131,619		Omnicom Group, Inc	7,186
240,567	*	Pinterest, Inc	5,333
20,643	*	QuinStreet, Inc	216
60,893	*	Roku, Inc	7,096
3,161		Saga Communications, Inc	81
19,984		Scholastic Corp	598
42,650	e	Sinclair Broadcast Group, Inc (Class A)	787
706,019		Sirius XM Holdings, Inc	4,144
78,401	*	Spotify Technology S.A.	20,242
68,716	*	Take-Two Interactive Software, Inc	9,591
12,153	*	TechTarget, Inc	365
119,764		TEGNA, Inc	1,334
15,283	e	Tribune Publishing Co	153
71,015		TripAdvisor, Inc	1,350
44,667	*	TrueCar, Inc	115
459,581	*	Twitter, Inc	13,691
4,594		ViacomCBS, Inc (Class A)	118
335,479		ViacomCBS, Inc (Class B)	7,823
1,084,039		Walt Disney Co	120,881
15,148	*	WideOpenWest, Inc	80
27,047	e	World Wrestling Entertainment, Inc (Class A)	1,175
41,665	*	Yelp, Inc	964
38,071	*	Zillow Group, Inc (Class A)	2,188
76,096	*,e	Zillow Group, Inc (Class C)	4,384
549,506	*	Zynga, Inc	5,242
		TOTAL MEDIA & ENTERTAINMENT	1,473,117

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
32,568	*	10X Genomics, Inc	2,909
1,056,636		AbbVie, Inc	103,741
35,579	*	Abeona Therapeutics, Inc	104
70,913	*	Acadia Pharmaceuticals, Inc	3,437
18,841	*,e	Accelerate Diagnostics, Inc	286
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,490	*	Acceleron Pharma, Inc	$2,619
41,261	*	Adaptive Biotechnologies Corp	1,996
42,500	*,e	ADMA Biologics, Inc	125
39,587	*	Aduro Biotech, Inc	91
36,900	*	Adverum Biotechnologies, Inc	770
25,056	*	Aeglea BioTherapeutics, Inc	232
21,807	*	Aerie Pharmaceuticals, Inc	322
43,765	*	Affimed NV	202
56,789	*	Agenus, Inc	223
185,279		Agilent Technologies, Inc	16,373
34,493	*	Agios Pharmaceuticals, Inc	1,845
25,712	*,e	Aimmune Therapeutics, Inc	430
10,845	*,e	Akcea Therapeutics, Inc	149
62,063	*	Akebia Therapeutics, Inc	843
6,662	*	Akero Therapeutics, Inc	166
6,175	*	Albireo Pharma, Inc	164
34,164	*,†	Alder Biopharmaceuticals Inc	30
19,353	*	Alector, Inc	473
129,884	*	Alexion Pharmaceuticals, Inc	14,578
110,420	*	Alkermes plc	2,143
12,247	*,e	Allakos, Inc	880
28,864	*,e	Allogene Therapeutics, Inc	1,236
68,830	*	Alnylam Pharmaceuticals, Inc	10,194
25,493	*,e	AMAG Pharmaceuticals, Inc	195
353,057		Amgen, Inc	83,272
151,298	*	Amicus Therapeutics, Inc	2,282
53,162	*,e	Amneal Pharmaceuticals, Inc	253
25,774	*	Amphastar Pharmaceuticals, Inc	579
12,566	*,e	AnaptysBio, Inc	281
30,524	*	Anavex Life Sciences Corp	150
5,767	*	ANI Pharmaceuticals, Inc	186
10,943	*	Anika Therapeutics, Inc	413
43,255	*	Apellis Pharmaceuticals, Inc	1,413
2,776	*	Applied Therapeutics, Inc	100
4,282	*	Aprea Therapeutics, Inc	166
7,756	*	Arcturus Therapeutics Holdings, Inc	362
20,717	*	Arcus Biosciences, Inc	513
5,644	*	Arcutis Biotherapeutics, Inc	171
22,973	*	Ardelyx, Inc	159
33,642	*	Arena Pharmaceuticals, Inc	2,118
58,978	*	Arrowhead Pharmaceuticals Inc	2,547
11,368	*,e	Arvinas, Inc	381
10,043	*	Assembly Biosciences, Inc	234
34,194	*	Atara Biotherapeutics, Inc	498
28,525	*,e	Athenex, Inc	392
52,762	*,e	Athersys, Inc	146
12,676	*	Atreca, Inc	270
246,549	*	Avantor, Inc	4,191
33,858	*	Avid Bioservices, Inc	222
13,157	*,e	Avrobio, Inc	230
15,727	*	Axsome Therapeutics, Inc	1,294
7,336	*	Beam Therapeutics, Inc	205
68,998	*	BioCryst Pharmaceuticals, Inc	329
52,671	*,e	BioDelivery Sciences International, Inc	230
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
97,501	*	Biogen, Inc	$26,086
28,080	*	Biohaven Pharmaceutical Holding Co Ltd	2,053
108,133	*	BioMarin Pharmaceutical, Inc	13,337
12,637	*	Bio-Rad Laboratories, Inc (Class A)	5,705
3,856	*	Biospecifics Technologies Corp	236
23,799		Bio-Techne Corp	6,285
6,302	*	Bioxcel Therapeutics Inc	334
33,689	*	Bluebird Bio, Inc	2,056
28,144	*	Blueprint Medicines Corp	2,195
15,901	*,e	BrainStorm Cell Therapeutics, Inc	178
46,072	*,e	Bridgebio Pharma, Inc	1,502
1,357,920		Bristol-Myers Squibb Co	79,846
63,170		Bruker BioSciences Corp	2,570
21,820	*	Calithera Biosciences, Inc	115
5,849	*,e	Calyxt, Inc	29
19,366	*,e	Cara Therapeutics, Inc	331
21,908	*,e	CareDx, Inc	776
33,837	*,e	CASI Pharmaceuticals, Inc	85
6,101	*	Castle Biosciences, Inc	230
90,837	*	Catalent, Inc	6,658
50,782	*	Catalyst Pharmaceuticals, Inc	235
20,222	*,e	CEL-SCI Corp	302
30,648	*	Charles River Laboratories International, Inc	5,343
26,464	*	ChemoCentryx, Inc	1,523
21,853	*	Chiasma, Inc	118
30,594	*	Chimerix, Inc	95
28,650	*,e	Clovis Oncology, Inc	193
23,538	*	Codexis, Inc	268
27,864	*,e	Coherus Biosciences, Inc	498
16,286	*	Collegium Pharmaceutical, Inc	285
11,239	*	Concert Pharmaceuticals, Inc	112
9,720	*	Constellation Pharmaceuticals, Inc	292
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	275
65,375	*,e	Corcept Therapeutics, Inc	1,100
7,159	*	Cortexyme Inc	331
16,128	*	Crinetics Pharmaceuticals, Inc	283
11,975	*	Cue Biopharma, Inc	293
39,943	*	Cymabay Therapeutics, Inc	139
30,153	*,e	Cytokinetics, Inc	711
21,311	*	CytomX Therapeutics, Inc	178
22,263	*	Deciphera Pharmaceuticals, Inc	1,330
35,588	*	Denali Therapeutics, Inc	861
30,105	*	Dicerna Pharmaceuticals, Inc	765
117,742	*	Durect Corp	273
35,256	*,e	Dynavax Technologies Corp	313
6,368	*	Eagle Pharmaceuticals, Inc	306
24,325	*,e	Editas Medicine, Inc	720
10,671	*	Eidos Therapeutics, Inc	509
14,062	*	Eiger BioPharmaceuticals, Inc	135
242,422	*	Elanco Animal Health, Inc	5,200
505,221		Eli Lilly & Co	82,947
14,575	*,e	Eloxx Pharmaceuticals, Inc	44
24,015	*	Emergent Biosolutions, Inc	1,899
11,786	*	Enanta Pharmaceuticals, Inc	592
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
161,263	*	Endo International plc	$553
56,660	*,e	Epizyme, Inc	910
9,694	*,e	Esperion Thereapeutics, Inc	497
13,985	*	Evofem Biosciences Inc	40
85,635	*	Exact Sciences Corp	7,445
189,826	*	Exelixis, Inc	4,506
42,216	*,e	Fate Therapeutics, Inc	1,448
50,667	*	FibroGen, Inc	2,054
19,800	*	Five Prime Therapeutics, Inc	121
19,463	*,e	Flexion Therapeutics, Inc	256
20,851	*	Fluidigm Corp	84
16,778	*	Frequency Therapeutics, Inc	390
20,311	*	G1 Therapeutics, Inc	493
114,325	*	Geron Corp	249
753,109		Gilead Sciences, Inc	57,944
36,433	*	Global Blood Therapeutics, Inc	2,300
22,784	*	GlycoMimetics, Inc	86
12,922	*	Gossamer Bio, Inc	168
79,065	*	Halozyme Therapeutics, Inc	2,120
52,161	*,e	Heron Therapeutics, Inc	767
11,341	*	Homology Medicines, Inc	172
109,952	*,e	Horizon Therapeutics Plc	6,111
2,211	*	IGM Biosciences, Inc	161
87,972	*	Illumina, Inc	32,580
65,469	*	Immunogen, Inc	301
124,048	*	Immunomedics, Inc	4,396
11,380	*	Immunovant, Inc	277
110,207	*	Incyte Corp	11,458
55,553	*,e	Innoviva, Inc	777
85,599	*,e	Inovio Pharmaceuticals, Inc	2,307
60,247	*	Insmed, Inc	1,659
10,757	*,e	Intellia Therapeutics, Inc	226
12,921	*	Intercept Pharmaceuticals, Inc	619
18,642	*	Intersect ENT, Inc	252
25,348	*	Intra-Cellular Therapies, Inc	651
68,678	*,e	Invitae Corp	2,080
79,163	*	Ionis Pharmaceuticals, Inc	4,667
74,052	*	Iovance Biotherapeutics, Inc	2,033
113,880	*	IQVIA Holdings, Inc	16,157
95,014	*	Ironwood Pharmaceuticals, Inc	981
26,875	*	IVERIC bio, Inc	137
32,370	*	Jazz Pharmaceuticals plc	3,572
1,581,665		Johnson & Johnson	222,430
4,482	*,e	Jounce Therapeutics, Inc	31
47,099	*	Kadmon Holdings, Inc	241
5,857	*	Kala Pharmaceuticals, Inc	62
9,228	*	Karuna Therapeutics, Inc	1,029
46,110	*,e	Karyopharm Therapeutics, Inc	873
4,158	*	Keros Therapeutics, Inc	156
15,620	*	Kindred Biosciences, Inc	70
11,321	*	Kiniksa Pharmaceuticals Ltd	288
15,063	*,e	Kodiak Sciences, Inc	815
5,660	*	Krystal Biotech Inc	234
31,598	*	Kura Oncology, Inc	515
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,410	*,e	La Jolla Pharmaceutical Co	$53
19,506	*,e	Lannett Co, Inc	142
30,110	*,e	Lexicon Pharmaceuticals, Inc	60
8,586	*,e	Ligand Pharmaceuticals, Inc (Class B)	960
31,134		Luminex Corp	1,013
23,459	*	MacroGenics, Inc	655
3,934	*,e	Madrigal Pharmaceuticals, Inc	446
94,899	*,e	MannKind Corp	166
24,678	*	Marinus Pharmaceuticals, Inc	63
22,034	*,e	MediciNova, Inc	119
17,824	*	Medpace Holdings, Inc	1,658
61,495	*	MEI Pharma, Inc	254
10,086	*	MeiraGTx Holdings plc	126
1,515,299		Merck & Co, Inc	117,178
27,294	*	Mersana Therapeutics, Inc	639
14,126	*	Mettler-Toledo International, Inc	11,379
18,922	*	Minerva Neurosciences, Inc	68
21,876	*	Mirati Therapeutics, Inc	2,498
160,850	*	Moderna, Inc	10,328
33,966	*	Molecular Templates, Inc	468
71,708	*	Momenta Pharmaceuticals, Inc	2,386
8,159	*	Morphic Holding, Inc	221
318,269	*	Mylan NV	5,118
29,919	*	MyoKardia, Inc	2,891
46,607	*	Myriad Genetics, Inc	529
22,499	*	NanoString Technologies, Inc	660
17,123	*	NantKwest, Inc	210
39,201	*	Natera, Inc	1,955
106,507	*	Nektar Therapeutics	2,467
58,635	*	NeoGenomics, Inc	1,816
17,673	*	Neoleukin Therapeutics, Inc	293
57,167	*	Neurocrine Biosciences, Inc	6,974
8,857	*	NextCure Inc	190
15,360	*,e	NGM Biopharmaceuticals Inc	303
34,678	*,e	Novavax, Inc	2,890
13,115	*,e	Ocular Therapeutix, Inc	109
7,487	*	Odonate Therapeutics, Inc	317
29,642	*,e	Omeros Corp	436
238,337	*,e	Opko Health, Inc	813
10,903	*,e	Optinose, Inc	81
5,193	*	ORIC Pharmaceuticals, Inc	175
25,504	*	Ovid therapeutics, Inc	188
55,440	*,e	Pacific Biosciences of California, Inc	191
28,237	*,e	Pacira BioSciences Inc	1,482
17,330	*	Paratek Pharmaceuticals, Inc	90
8,093	*	Passage Bio, Inc	221
120,653	*,e	PDL BioPharma, Inc	351
66,642		PerkinElmer, Inc	6,537
81,033		Perrigo Co plc	4,479
11,655	*	Personalis, Inc	151
18,762	*	Pfenex, Inc	157
3,335,484		Pfizer, Inc	109,070
6,396	*	Phathom Pharmaceuticals, Inc	210
12,927		Phibro Animal Health Corp	340
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,527	*	Pieris Pharmaceuticals, Inc	$76
36,240	*	Portola Pharmaceuticals, Inc	652
34,913	*	PRA Health Sciences, Inc	3,397
22,592	*	Precision BioSciences Inc	188
38,233	*,e	Prestige Consumer Healthcare, Inc.	1,436
17,498	*	Principia Biopharma, Inc	1,046
51,583	*,†	Progenics Pharmaceuticals, Inc	0
13,443	*	Protagonist Therapeutics, Inc	237
27,579	*	Prothena Corp plc	288
25,243	*	Provention Bio, Inc	356
37,990	*	PTC Therapeutics, Inc	1,928
20,506	*,e	Puma Biotechnology, Inc	214
136,855	*	QIAGEN NV	5,859
6,148	*,e	Quanterix Corp	168
27,010	*,e	Radius Health, Inc	368
6,533	*	RAPT Therapeutics, Inc	190
12,412	*	Reata Pharmaceuticals, Inc	1,937
8,471	*	Recro Pharma, Inc	39
57,988	*	Regeneron Pharmaceuticals, Inc	36,164
19,715	*	REGENXBIO, Inc	726
8,368	*	Relmada Therapeutics, Inc	374
33,047	*	Repligen Corp	4,085
10,254	*	Replimune Group, Inc	255
25,726	*,e	Retrophin, Inc	525
33,815	*,e	Revance Therapeutics, Inc	826
8,731	*	REVOLUTION Medicines, Inc	276
6,147	*	Rhythm Pharmaceuticals, Inc	137
86,450	*,e	Rigel Pharmaceuticals, Inc	158
20,281	*	Rocket Pharmaceuticals, Inc	424
22,395	*,e	Rubius Therapeutics, Inc	134
32,762	*	Sage Therapeutics, Inc	1,362
52,234	*	Sangamo Therapeutics Inc	468
44,554	*	Sarepta Therapeutics, Inc	7,144
5,477	*	Satsuma Pharmaceuticals, Inc	158
28,365	*	Scholar Rock Holding Corp	517
8,484	*	Schrodinger, Inc	777
72,859	*	Seattle Genetics, Inc	12,380
13,345	*	Seres Therapeutics, Inc	64
35,191	*,e	SIGA Technologies, Inc	208
6,168	*	Solid Biosciences, Inc	18
58,895	*,e	Sorrento Therapeutics, Inc	370
56,104	*,e	Spectrum Pharmaceuticals, Inc	190
6,568	*,e	SpringWorks Therapeutics, Inc	276
10,464	*	Stoke Therapeutics, Inc	249
34,621	*	Supernus Pharmaceuticals, Inc	822
6,983	*,e	Syndax Pharmaceuticals, Inc	103
39,474	*	Syneos Health, Inc	2,299
9,466	*	Syros Pharmaceuticals, Inc	101
9,709	*	TCR2 Therapeutics Inc	149
57,481	*	TG Therapeutics, Inc	1,120
114,084	*,e	TherapeuticsMD, Inc	143
29,259	*,e	Theravance Biopharma, Inc	614
236,888		Thermo Fisher Scientific, Inc	85,834
18,965	*	Translate Bio, Inc	340
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,799	*	Tricida, Inc	$214
17,419	*	Turning Point Therapeutics Inc	1,125
13,734	*	Twist Bioscience Corp	622
68,656	*,e	Tyme Technologies, Inc	91
33,751	*,e	Ultragenyx Pharmaceutical, Inc	2,640
28,234	*	United Therapeutics Corp	3,416
16,428	*,e	UNITY Biotechnology, Inc	143
12,098	*,e	UroGen Pharma Ltd	316
31,395	*	Vanda Pharmaceuticals, Inc	359
102,172	*	VBI Vaccines, Inc	317
29,749	*,e	Veracyte, Inc	770
97,480	*	Verastem, Inc	168
24,994	*	Vericel Corp	345
155,655	*	Vertex Pharmaceuticals, Inc	45,188
11,899	*	Viela Bio, Inc	515
29,514	*,e	Viking Therapeutics, Inc	213
27,553	*	Vir Biotechnology, Inc	1,129
8,673	*	Voyager Therapeutics, Inc	109
36,641	*	Waters Corp	6,610
39,150	*,e	WaVe Life Sciences Ltd	408
11,934	*,e	XBiotech, Inc	164
27,098	*	Xencor, Inc	878
13,141	*	Y-mAbs Therapeutics, Inc	568
6,160	*	Zentalis Pharmaceuticals, Inc	296
90,754	*,e	ZIOPHARM Oncology, Inc	298
285,064		Zoetis, Inc	39,065
33,098	*	Zogenix, Inc	894
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,517,771

REAL ESTATE - 3.6%
36,029		Acadia Realty Trust	468
31,682		Agree Realty Corp	2,082
47,563		Alexander & Baldwin, Inc	580
1,329		Alexander’s, Inc	320
74,977		Alexandria Real Estate Equities, Inc	12,165
8,343	*,e	Altisource Portfolio Solutions S.A.	123
28,646		American Assets Trust, Inc	797
84,782		American Campus Communities, Inc	2,964
68,972	e	American Finance Trust, Inc	547
164,177		American Homes 4 Rent	4,416
264,561		American Tower Corp	68,400
124,274		Americold Realty Trust	4,511
80,063		Apartment Investment & Management Co	3,014
113,878	e	Apple Hospitality REIT, Inc	1,100
31,681		Armada Hoffler Properties, Inc	315
84,670		AvalonBay Communities, Inc	13,093
16,903		Bluerock Residential Growth REIT, Inc	137
94,112		Boston Properties, Inc	8,506
121,360		Brandywine Realty Trust	1,322
188,541		Brixmor Property Group, Inc	2,417
43,270	e	Brookfield Property REIT, Inc	431
56,479		Camden Property Trust	5,152
50,740		CareTrust REIT, Inc	871
29,192		CatchMark Timber Trust, Inc	258
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
206,667	*	CBRE Group, Inc	$9,345
28,285		Chatham Lodging Trust	173
21,833		City Office REIT, Inc	220
10,462		Clipper Realty, Inc	85
350,580		Colony Capital, Inc	841
83,894		Columbia Property Trust, Inc	1,102
9,586		Community Healthcare Trust, Inc	392
49,610		CoreCivic, Inc	464
9,299	e	CorEnergy Infrastructure Trust, Inc	85
7,951		CorePoint Lodging, Inc	33
24,055		Coresite Realty	2,912
72,219		Corporate Office Properties Trust	1,830
84,914		Cousins Properties, Inc	2,533
249,155		Crown Castle International Corp	41,696
3,235		CTO Realty Growth, Inc	128
114,248	e	CubeSmart	3,084
66,192	*	Cushman & Wakefield plc	825
65,743		CyrusOne, Inc	4,783
144,818		DiamondRock Hospitality Co	801
157,725		Digital Realty Trust, Inc	22,414
136,618		Diversified Healthcare Trust	605
102,445		Douglas Emmett, Inc	3,141
220,159		Duke Realty Corp	7,791
45,779		Easterly Government Properties, Inc	1,058
23,644		EastGroup Properties, Inc	2,804
87,790		Empire State Realty Trust, Inc	615
45,571	e	EPR Properties	1,510
52,404		Equinix, Inc	36,803
62,602		Equity Commonwealth	2,016
106,022		Equity Lifestyle Properties, Inc	6,624
220,120		Equity Residential	12,947
50,764	e	Essential Properties Realty Trust, Inc	753
39,045		Essex Property Trust, Inc	8,948
14,218	*	eXp World Holdings Inc	242
77,495	e	Extra Space Storage, Inc	7,158
19,962	e	Farmland Partners, Inc	137
43,819		Federal Realty Investment Trust	3,734
67,202		First Industrial Realty Trust, Inc	2,583
425	*	Forestar Group, Inc	6
44,705		Four Corners Property Trust, Inc	1,091
72,511		Franklin Street Properties Corp	369
37,147		Front Yard Residential Corp	323
4,942	*	FRP Holdings, Inc	201
126,327		Gaming and Leisure Properties, Inc	4,371
42,598		Geo Group, Inc	504
18,198	e	Getty Realty Corp	540
17,811		Gladstone Commercial Corp	334
11,325		Gladstone Land Corp	180
10,990		Global Medical REIT, Inc	125
44,961		Global Net Lease, Inc	752
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,004
82,789		Healthcare Realty Trust, Inc	2,425
142,087		Healthcare Trust of America, Inc	3,768
322,762		Healthpeak Properties Inc	8,895
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,708		Hersha Hospitality Trust	$160
59,455		Highwoods Properties, Inc	2,219
443,417		Host Hotels and Resorts, Inc	4,784
24,727	*	Howard Hughes Corp	1,285
96,055		Hudson Pacific Properties	2,417
48,914	e	Independence Realty Trust, Inc	562
34,891		Industrial Logistics Properties Trust	717
12,680	e	Innovative Industrial Properties, Inc	1,116
9,060		Investors Real Estate Trust	639
325,872		Invitation Homes, Inc	8,971
172,480	e	Iron Mountain, Inc	4,502
49,646		iStar Inc	612
64,898		JBG SMITH Properties	1,919
6,203	e	Jernigan Capital, Inc	85
30,788		Jones Lang LaSalle, Inc	3,185
84,885	e	Kennedy-Wilson Holdings, Inc	1,292
68,766		Kilroy Realty Corp	4,037
238,176		Kimco Realty Corp	3,058
55,102		Kite Realty Group Trust	636
51,720		Lamar Advertising Co	3,453
144,484		Lexington Realty Trust	1,524
25,812		Life Storage, Inc	2,451
26,668		LTC Properties, Inc	1,005
97,543	e	Macerich Co	875
65,387		Mack-Cali Realty Corp	1,000
11,498	*	Marcus & Millichap, Inc	332
4,532	*	Maui Land & Pineapple Co, Inc	50
294,106		Medical Properties Trust, Inc	5,529
68,412		Mid-America Apartment Communities, Inc	7,845
50,307		Monmouth Real Estate Investment Corp (Class A)	729
19,871		National Health Investors, Inc	1,207
100,690		National Retail Properties, Inc	3,572
31,451		National Storage Affiliates Trust	901
55,714		New Senior Investment Group, Inc	202
22,112		Newmark Group, Inc	107
12,730		NexPoint Residential Trust, Inc	450
23,677		Office Properties Income Trust	615
129,929		Omega Healthcare Investors, Inc	3,863
9,027		One Liberty Properties, Inc	159
76,197		Outfront Media, Inc	1,080
141,733		Paramount Group, Inc	1,093
161,864		Park Hotels & Resorts, Inc	1,601
85,851		Pebblebrook Hotel Trust	1,173
107,460		Physicians Realty Trust	1,883
72,743		Piedmont Office Realty Trust, Inc	1,208
47,001		PotlatchDeltic Corp	1,787
21,687		Preferred Apartment Communities, Inc	165
441,585		Prologis, Inc	41,213
13,748		PS Business Parks, Inc	1,820
90,321		Public Storage, Inc	17,332
34,553	e	QTS Realty Trust, Inc	2,214
89,792		Rayonier, Inc	2,226
13,117		Re/Max Holdings, Inc	412
75,694	e	Realogy Holdings Corp	561
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
204,582		Realty Income Corp	$12,173
57,095	*,e	Redfin Corp	2,393
100,880		Regency Centers Corp	4,629
78,162		Retail Opportunities Investment Corp	886
173,060		Retail Properties of America, Inc	1,267
11,072		Retail Value, Inc	137
67,055		Rexford Industrial Realty, Inc	2,778
92,471		RLJ Lodging Trust	873
5,123		RMR Group, Inc	151
57,913		RPT Realty	403
24,668	e	Ryman Hospitality Properties	853
116,469		Sabra Healthcare REIT, Inc	1,681
7,521		Safehold, Inc	432
6,451		Saul Centers, Inc	208
66,224		SBA Communications Corp	19,729
18,501	*,e	Seritage Growth Properties	211
94,726		Service Properties Trust	672
182,204		Simon Property Group, Inc	12,459
103,764		SITE Centers Corp	840
50,489		SL Green Realty Corp	2,489
56,193		Spirit Realty Capital, Inc	1,959
33,773	*	St. Joe Co	656
84,224		STAG Industrial, Inc	2,469
121,165		STORE Capital Corp	2,885
4,495	*	Stratus Properties, Inc	89
73,018		Summit Hotel Properties, Inc	433
56,879		Sun Communities, Inc	7,717
159,024		Sunstone Hotel Investors, Inc	1,296
67,688	e	Tanger Factory Outlet Centers, Inc	483
31,888		Taubman Centers, Inc	1,204
12,164	*	Tejon Ranch Co	175
35,329		Terreno Realty Corp	1,860
175,727		UDR, Inc	6,569
20,169		UMH Properties, Inc	261
119,952	e	Uniti Group, Inc	1,122
9,264		Universal Health Realty Income Trust	736
70,770		Urban Edge Properties	840
20,808		Urstadt Biddle Properties, Inc (Class A)	247
223,467		Ventas, Inc	8,183
661,427		VEREIT, Inc	4,253
272,311		VICI Properties, Inc	5,498
109,042		Vornado Realty Trust	4,166
53,425		Washington REIT	1,186
67,227		Weingarten Realty Investors	1,273
253,968		Welltower, Inc	13,143
460,332		Weyerhaeuser Co	10,339
25,132		Whitestone REIT	183
102,407		WP Carey, Inc	6,928
79,064		Xenia Hotels & Resorts, Inc	738
		TOTAL REAL ESTATE	658,080

RETAILING - 7.2%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	366
36,804		Aaron’s, Inc	1,671
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,579		Abercrombie & Fitch Co (Class A)	$389
39,176		Advance Auto Parts, Inc	5,581
254,332	*	Amazon.com, Inc	701,656
117,400	e	American Eagle Outfitters, Inc	1,280
5,481	*	America’s Car-Mart, Inc	482
12,332	*,e	Asbury Automotive Group, Inc	954
17,984	*,e	At Home Group, Inc	117
35,195	*,e	Autonation, Inc	1,323
14,287	*	AutoZone, Inc	16,117
76,045	e	Bed Bath & Beyond, Inc	806
133,657		Best Buy Co, Inc	11,664
20,052		Big Lots, Inc	842
81,482	*	BJ’s Wholesale Club Holdings, Inc	3,037
24,504	*	Booking Holdings, Inc	39,019
9,762	*	Boot Barn Holdings, Inc	210
14,004	e	Buckle, Inc	220
38,902	*	Burlington Stores, Inc	7,661
28,267		Caleres, Inc	236
22,123	e	Camping World Holdings, Inc	601
97,372	*	CarMax, Inc	8,720
32,716	*,e	Carvana Co	3,932
12,003	e	Cato Corp (Class A)	98
83,036		Chico’s FAS, Inc	115
12,596	e	Children’s Place, Inc	471
11,556		Citi Trends, Inc	234
13,169	*,e	Conn’s, Inc	133
11,400	*,e	Container Store Group, Inc	37
33,096		Core-Mark Holding Co, Inc	826
49,292		Designer Brands, Inc	334
38,579		Dick’s Sporting Goods, Inc	1,592
3,340	e	Dillard’s, Inc (Class A)	86
150,874		Dollar General Corp	28,743
142,876	*	Dollar Tree, Inc	13,242
7,236	*,e	Duluth Holdings, Inc	53
399,960		eBay, Inc	20,978
70,655	*	Etsy, Inc	7,506
84,425		Expedia Group Inc	6,940
55,323	*,e	Express Parent LLC	85
34,498	*	Five Below, Inc	3,688
48,609	*	Floor & Decor Holdings, Inc	2,802
58,795		Foot Locker, Inc	1,714
10,965	*,e	Funko, Inc	64
67,461	*,e	GameStop Corp (Class A)	293
99,905		Gap, Inc	1,261
13,677	*	Genesco, Inc	296
81,090		Genuine Parts Co	7,052
11,094	e	Group 1 Automotive, Inc	732
12,244	*,e	Groupon, Inc	222
60,011	*	GrubHub, Inc	4,219
10,337	e	Guess?, Inc	100
13,840		Haverty Furniture Cos, Inc	221
16,994	*,e	Hibbett Sports, Inc	356
644,327		Home Depot, Inc	161,410
27,375	*	Hudson Ltd	133
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
101,978		Kohl’s Corp	$2,118
139,756		L Brands, Inc	2,092
9,431	*	Lands’ End, Inc	76
19,090	*	Liquidity Services, Inc	114
10,868	e	Lithia Motors, Inc (Class A)	1,645
174,884	*	LKQ Corp	4,582
453,317		Lowe’s Companies, Inc	61,252
19,294	*,e	Lumber Liquidators, Inc	267
172,372	e	Macy’s, Inc	1,186
18,578	*	MarineMax, Inc	416
11,632	*,e	Michaels Cos, Inc	82
13,761	e	Monro Muffler, Inc	756
16,896	*	Murphy USA, Inc	1,902
47,869	*	National Vision Holdings, Inc	1,461
70,237	e	Nordstrom, Inc	1,088
310,790	e	Office Depot, Inc	730
34,400	*,e	Ollie’s Bargain Outlet Holdings, Inc	3,359
43,837	*	O’Reilly Automotive, Inc	18,485
12,731	*	Overstock.com, Inc	362
12,813		Penske Auto Group, Inc	496
14,105	e	PetMed Express, Inc	503
22,316		Pool Corp	6,067
53,361	*	Quotient Technology, Inc	391
260,506	*	Qurate Retail Group, Inc QVC Group	2,475
31,889	*	RealReal, Inc	408
30,873		Rent-A-Center, Inc	859
10,459	*,e	RH	2,603
212,463		Ross Stores, Inc	18,110
61,168	*	Rubicon Project, Inc	408
66,571	*,e	Sally Beauty Holdings, Inc	834
2,356	e	Shoe Carnival, Inc	69
13,499		Shutterstock, Inc	472
9,872	e	Signet Jewelers Ltd	101
15,272	*	Sleep Number Corp	636
20,728	e	Sonic Automotive, Inc (Class A)	661
19,952	*	Sportsman’s Warehouse Holdings, Inc	284
8,050	*	Stamps.com, Inc	1,479
27,087	*,e	Stitch Fix Inc	675
299,695		Target Corp	35,942
74,694		Tiffany & Co	9,108
6,790		Tilly’s, Inc	38
718,550		TJX Companies, Inc	36,330
69,190		Tractor Supply Co	9,119
32,239	*	Ulta Beauty, Inc	6,558
50,352	*	Urban Outfitters, Inc	766
38,206	*,e	Wayfair, Inc	7,550
5,214		Weyco Group, Inc	113
47,928	e	Williams-Sonoma, Inc	3,931
1,945		Winmark Corp	333
11,661	*	Zumiez, Inc	319
		TOTAL RETAILING	1,322,531

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
23,158	*	Acacia Communications, Inc	1,556
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,575	*	Advanced Energy Industries, Inc	$1,801
699,289	*	Advanced Micro Devices, Inc	36,790
15,539	*	Alpha & Omega Semiconductor Ltd	169
23,188	*	Ambarella, Inc	1,062
73,241	*,e	Amkor Technology, Inc	902
220,805		Analog Devices, Inc	27,079
549,190		Applied Materials, Inc	33,199
20,849	*	Axcelis Technologies, Inc	581
26,991	*	AXT, Inc	128
233,890		Broadcom, Inc	73,818
49,923		Brooks Automation, Inc	2,209
15,115		Cabot Microelectronics Corp	2,109
15,710	*	Ceva, Inc	588
36,649	*	Cirrus Logic, Inc	2,264
26,675		Cohu, Inc	463
70,502	*,e	Cree, Inc	4,173
4,191	*	CyberOptics Corp	135
28,713	*	Diodes, Inc	1,456
14,071	*	DSP Group, Inc	223
63,240	*,e	Enphase Energy, Inc	3,008
76,850		Entegris, Inc	4,538
49,996	*,e	First Solar, Inc	2,475
51,293	*	Formfactor, Inc	1,504
8,421	*	Ichor Holdings Ltd	224
13,074	*,e	Impinj, Inc	359
29,376	*	Inphi Corp	3,452
2,542,429		Intel Corp	152,113
92,970		KLA Corp	18,081
86,622		Lam Research Corp	28,019
75,431	*	Lattice Semiconductor Corp	2,141
29,103	*	MACOM Technology Solutions Holdings, Inc	1,000
404,891		Marvell Technology Group Ltd	14,195
153,732		Maxim Integrated Products, Inc	9,318
43,500	*	MaxLinear, Inc	933
142,382		Microchip Technology, Inc	14,994
662,502	*	Micron Technology, Inc	34,132
31,711		MKS Instruments, Inc	3,591
25,309		Monolithic Power Systems, Inc	5,998
18,536	*	Nanometrics, Inc	631
21,168	*	NeoPhotonics Corp Ltd	188
3,184		NVE Corp	197
354,604		NVIDIA Corp	134,718
248,719	*	ON Semiconductor Corp	4,930
20,605	*,e	PDF Solutions, Inc	403
46,544	*	Photronics, Inc	518
20,135	e	Power Integrations, Inc	2,379
67,941	*	Qorvo, Inc	7,509
675,030		QUALCOMM, Inc	61,569
79,664	*,e	Rambus, Inc	1,211
38,440	*	Semtech Corp	2,007
28,958	*	Silicon Laboratories, Inc	2,904
99,742		Skyworks Solutions, Inc	12,753
2,025	*,e	SMART Global Holdings, Inc	55
29,247	*	SolarEdge Technologies, Inc	4,059
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
42,585	*,e	SunPower Corp	$326
17,210	*,e	Synaptics, Inc	1,035
95,739		Teradyne, Inc	8,091
550,579		Texas Instruments, Inc	69,907
23,500	*	Ultra Clean Holdings	532
27,466		Universal Display Corp	4,109
34,384	*	Veeco Instruments, Inc	464
148,131		Xilinx, Inc	14,575
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	825,850

SOFTWARE & SERVICES - 15.3%
36,774	*	2U, Inc	1,396
65,506	*	8x8, Inc	1,048
32,215	*	A10 Networks, Inc	219
382,335		Accenture plc	82,095
68,208	*	ACI Worldwide, Inc	1,841
288,537	*	Adobe, Inc	125,603
96,418	*	Akamai Technologies, Inc	10,325
26,945	*	Alarm.com Holdings, Inc	1,746
24,151		Alliance Data Systems Corp	1,090
16,908	*,e	Altair Engineering, Inc	672
29,506	*,e	Alteryx, Inc	4,847
77,492		Amdocs Ltd	4,718
15,720		American Software, Inc (Class A)	248
78,020	*	Anaplan, Inc	3,535
50,132	*	Ansys, Inc	14,625
9,509	*	Appfolio, Inc	1,547
20,140	*,e	Appian Corp	1,032
40,474	*	Aspen Technology, Inc	4,194
74,256	*	Atlassian Corp plc	13,386
131,476	*	Autodesk, Inc	31,448
257,731		Automatic Data Processing, Inc	38,374
46,044	*	Avalara, Inc	6,128
70,813	*	Avaya Holdings Corp	875
11,374	*	Benefitfocus, Inc	122
6,084	*	Bill.Com Holdings, Inc	549
88,655	*	Black Knight, Inc	6,433
34,044		Blackbaud, Inc	1,943
29,853	*	Blackline, Inc	2,475
80,726		Booz Allen Hamilton Holding Co	6,280
29,562	*	Bottomline Technologies, Inc	1,501
86,219	*,e	Box, Inc	1,790
20,694	*	Brightcove, Inc	163
68,332		Broadridge Financial Solutions, Inc	8,623
15,463	*	CACI International, Inc (Class A)	3,354
165,121	*	Cadence Design Systems, Inc	15,845
20,152	*	Cardtronics plc	483
10,596		Cass Information Systems, Inc	414
76,663		CDK Global, Inc	3,175
22,039	*	Cerence Inc	900
63,532	*	Ceridian HCM Holding, Inc	5,036
15,814	*	ChannelAdvisor Corp	250
71,481		Citrix Systems, Inc	10,573
114,390	*	Cloudera, Inc	1,455
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
65,273	*	Cloudflare, Inc	$2,347
323,798		Cognizant Technology Solutions Corp (Class A)	18,398
28,135	*	Commvault Systems, Inc	1,089
137,713	*	Conduent, Inc	329
48,580		CoreLogic Inc	3,266
37,259	*	Cornerstone OnDemand, Inc	1,437
39,352	*	Coupa Software, Inc	10,902
69,043	*	Crowdstrike Holdings, Inc	6,924
24,883		CSG Systems International, Inc	1,030
91,272	*	Datadog, Inc	7,936
7,264	*,e	Digimarc Corp	116
49,997	*,e	Digital Turbine, Inc	628
105,579	*	DocuSign, Inc	18,182
11,005	*	Domo, Inc	354
137,416	*	Dropbox, Inc	2,992
146,671		DXC Technology Co	2,420
90,901	*	Dynatrace, Inc	3,691
17,480	e	Ebix, Inc	391
33,437	*	Elastic NV	3,083
43,380	*,e	Endurance International Group Holdings, Inc	175
30,234	*	Envestnet, Inc	2,223
31,755	*	EPAM Systems, Inc	8,003
30,598	*	Euronet Worldwide, Inc	2,932
21,053	*	Everbridge, Inc	2,913
45,885	*	Everi Holdings, Inc	237
44,094	e	EVERTEC, Inc	1,239
10,859	*	Evo Payments, Inc	248
21,916	*	ExlService Holdings, Inc	1,389
16,754	*	Fair Isaac Corp	7,004
43,606	*	Fastly, Inc	3,712
370,613		Fidelity National Information Services, Inc	49,696
127,712	*	FireEye, Inc	1,555
334,635	*	Fiserv, Inc	32,667
37,675	*	Five9, Inc	4,169
49,379	*	FleetCor Technologies, Inc	12,420
19,555	*	ForeScout Technologies, Inc	415
79,608	*	Fortinet, Inc	10,928
53,983	*	Gartner, Inc	6,550
118,269		Genpact Ltd	4,319
178,745		Global Payments, Inc	30,319
21,651	*	Globant S.A.	3,244
99,117	*	GoDaddy, Inc	7,268
37,008	*	GreenSky, Inc	181
18,964	*	GTT Communications, Inc	155
52,363	*	Guidewire Software, Inc	5,804
17,956		Hackett Group, Inc	243
24,272	*,e	HubSpot, Inc	5,445
9,245	*,e	I3 Verticals, Inc	280
24,668	*	Information Services Group, Inc	51
4,355	*,e	Intelligent Systems Corp	148
532,864		International Business Machines Corp	64,354
151,120		Intuit, Inc	44,760
27,386	*	j2 Global, Inc	1,731
47,383		Jack Henry & Associates, Inc	8,720
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
82,538		KBR, Inc	$1,861
80,771		Leidos Holdings, Inc	7,566
50,961	*,e	Limelight Networks, Inc	375
40,701	*,e	Liveperson, Inc	1,686
44,500	*	LiveRamp Holdings, Inc	1,890
29,939		LogMeIn, Inc	2,538
40,270	*	Manhattan Associates, Inc	3,793
18,418		Mantech International Corp (Class A)	1,261
529,165		Mastercard, Inc (Class A)	156,474
36,930		MAXIMUS, Inc	2,602
41,794	*	Medallia, Inc	1,055
4,491,647		Microsoft Corp	914,095
6,844	*	MicroStrategy, Inc (Class A)	810
33,586	*	Mimecast Ltd	1,399
22,456	*	Mitek Systems, Inc	216
40,466	*	MobileIron, Inc	200
14,483	*	Model N, Inc	503
25,021	*	MongoDB, Inc	5,663
30,028	*	New Relic, Inc	2,069
46,584		NIC, Inc	1,070
328,732		NortonLifelock, Inc	6,519
176,319	*	Nuance Communications, Inc	4,462
92,944	*,e	Nutanix, Inc	2,203
68,862	*	Okta, Inc	13,788
21,489	*	OneSpan, Inc	600
1,183,821		Oracle Corp	65,430
41,005	*	Pagerduty, Inc	1,174
57,235	*	Palo Alto Networks, Inc	13,145
196,668		Paychex, Inc	14,898
29,293	*	Paycom Software, Inc	9,073
18,614	*	Paylocity Holding Corp	2,716
704,402	*	PayPal Holdings, Inc	122,728
19,229	*	Paysign Inc	187
20,541		Pegasystems, Inc	2,078
25,493	*	Perficient, Inc	912
95,646		Perspecta, Inc	2,222
8,669	*	Ping Identity Holding Corp	278
40,409	*	Pluralsight, Inc	729
31,483		Progress Software Corp	1,220
34,295	*	Proofpoint, Inc	3,811
19,034	*,e	PROS Holdings, Inc	846
62,466	*	PTC, Inc	4,859
29,530	*	Q2 Holdings, Inc	2,533
7,729		QAD, Inc (Class A)	319
22,512	*	Qualys, Inc	2,342
31,056	*	Rapid7, Inc	1,584
52,587	*	RealPage, Inc	3,419
21,786	*	Repay Holdings Corp	537
44,988	*	RingCentral, Inc	12,822
13,437	*	Rosetta Stone, Inc	227
186,641		Sabre Corp	1,504
52,403	*	SailPoint Technologies Holding, Inc	1,387
519,468	*	salesforce.com, Inc	97,312
15,268		Sapiens International Corp NV	427
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
32,160		Science Applications International Corp	$2,498
4,599	*,e	SecureWorks Corp	53
113,972	*	ServiceNow, Inc	46,166
4,906	*,e	ShotSpotter, Inc	124
224,484	*	Slack Technologies, Inc	6,979
66,115	*	Smartsheet, Inc	3,367
16,667	*,e	SolarWinds Corp	295
94,519	*	Splunk, Inc	18,781
24,492	*	SPS Commerce, Inc	1,840
216,528	*	Square, Inc	22,722
130,813		SS&C Technologies Holdings, Inc	7,388
92,903	*	StoneCo Ltd	3,601
70,963	*	SVMK, Inc	1,670
52,841		Switch, Inc	942
29,262	*	Sykes Enterprises, Inc	809
90,556	*	Synopsys, Inc	17,658
20,400	*,e	TeleNav, Inc	112
36,255	*	Tenable Holdings, Inc	1,081
76,002	*	Teradata Corp	1,581
24,614	*	Trade Desk, Inc	10,006
10,054		TTEC Holdings, Inc	468
6,516	*,e	Tucows, Inc	373
76,930	*	Twilio, Inc	16,880
24,426	*	Tyler Technologies, Inc	8,473
38,674	*	Unisys Corp	422
4,914	*	Upland Software, Inc	171
55,193	*	Upwork, Inc	797
18,823	*,e	Varonis Systems, Inc	1,665
45,384	*	Verint Systems, Inc	2,050
62,060	*	VeriSign, Inc	12,836
13,662	*	Veritone, Inc	203
63,620	*	Verra Mobility Corp	654
32,131		VirnetX Holding Corp	209
19,953	*	Virtusa Corp	648
1,012,750		Visa, Inc (Class A)	195,633
46,709	*	VMware, Inc (Class A)	7,233
255,834		Western Union Co	5,531
27,596	*	WEX, Inc	4,554
103,705	*	Workday, Inc	19,430
16,351	*	Workiva, Inc	875
41,557		Xperi Holding Corp	613
55,032	*,e	Yext, Inc	914
69,807	*	Zendesk, Inc	6,180
42,422	*	Zix Corp	293
100,147	*	Zoom Video Communications, Inc	25,391
40,123	*	Zscaler, Inc	4,393
55,037	*	Zuora Inc	702
		TOTAL SOFTWARE & SERVICES	2,804,049

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
74,639	*,e	3D Systems Corp	522
35,649		Adtran, Inc	390
11,056	*	Agilysys, Inc	198
18,515	*	Akoustis Technologies, Inc	153
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
172,914		Amphenol Corp (Class A)	$16,567
2,453,199		Apple, Inc	894,927
13,189	*,e	Applied Optoelectronics, Inc	143
36,466	*	Arista Networks, Inc	7,659
47,303	*	Arlo Technologies, Inc	122
48,820	*	Arrow Electronics, Inc	3,353
24,161	*	Avid Technology, Inc	176
63,498		Avnet, Inc	1,771
19,362		Badger Meter, Inc	1,218
7,316		Bel Fuse, Inc (Class B)	79
30,293		Belden CDT, Inc	986
35,867		Benchmark Electronics, Inc	775
26,799	*	CalAmp Corp	215
28,887	*	Calix, Inc	430
9,824	*	Casa Systems, Inc	41
85,002		CDW Corp	9,876
88,003	*	Ciena Corp	4,766
2,547,020		Cisco Systems, Inc	118,793
8,964	*	Clearfield, Inc	125
98,192		Cognex Corp	5,864
14,446	*	Coherent, Inc	1,892
115,638	*	CommScope Holding Co, Inc	963
16,237		Comtech Telecommunications Corp	274
449,023		Corning, Inc	11,630
23,637		CTS Corp	474
27,847	e	Daktronics, Inc	121
87,881	*	Dell Technologies, Inc	4,828
53,560	*,e	Diebold, Inc	325
18,652	*	Digi International, Inc	217
37,732		Dolby Laboratories, Inc (Class A)	2,485
33,587	*	EchoStar Corp (Class A)	939
9,278	*	ePlus, Inc	656
79,396	*	Extreme Networks, Inc	345
34,732	*	F5 Networks, Inc	4,844
26,560	*	Fabrinet	1,658
12,851	*	FARO Technologies, Inc	689
124,310	*,e	Fitbit, Inc	803
84,050		FLIR Systems, Inc	3,410
58,321	*,e	Harmonic, Inc	277
760,445		Hewlett Packard Enterprise Co	7,399
857,221		HP, Inc	14,941
53,614	*,e	II-VI, Inc	2,532
21,661	*	Immersion Corp	135
103,799	*,e	Infinera Corp	615
40,550	*	Inseego Corp	470
16,992	*	Insight Enterprises, Inc	836
18,324		InterDigital, Inc	1,038
21,818	*	IPG Photonics Corp	3,499
18,293	*	Iteris, Inc	87
24,355	*	Itron, Inc	1,614
88,419		Jabil Inc	2,836
201,956		Juniper Networks, Inc	4,617
109,424	*	Keysight Technologies, Inc	11,028
21,162	*	Kimball Electronics, Inc	287
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
64,648	*	Knowles Corp	$987
10,929	*	KVH Industries, Inc	98
14,095		Littelfuse, Inc	2,405
44,541	*	Lumentum Holdings, Inc	3,627
25,950		Methode Electronics, Inc	811
101,354		Motorola Solutions, Inc	14,203
12,096		MTS Systems Corp	213
7,937	*	Napco Security Technologies, Inc	186
76,957		National Instruments Corp	2,979
68,992	*,e	NCR Corp	1,195
136,516		NetApp, Inc	6,057
23,887	*,e	Netgear, Inc	618
43,446	*	Netscout Systems, Inc	1,110
20,535	*	nLight, Inc	457
23,522	*	Novanta, Inc	2,511
12,827	*,e	OSI Systems, Inc	957
35,158	*	PAE, Inc	336
7,480	*,e	PAR Technology Corp	224
8,216		PC Connection, Inc	381
24,496	e	Plantronics, Inc	360
17,083	*	Plexus Corp	1,205
148,433	*	Pure Storage, Inc	2,572
37,508	*	Ribbon Communications, Inc	147
12,852	*	Rogers Corp	1,601
52,368	*	Sanmina Corp	1,311
17,777	*	Scansource, Inc	428
26,460	*	Super Micro Computer, Inc	751
23,676		Synnex Corp	2,836
19,502	*	Tech Data Corp	2,828
147,747	*	Trimble Inc	6,381
66,124	*,e	TTM Technologies, Inc	784
5,111		Ubiquiti, Inc	892
38,380	*	Viasat, Inc	1,473
136,006	*	Viavi Solutions, Inc	1,733
97,366		Vishay Intertechnology, Inc	1,487
9,508	*	Vishay Precision Group, Inc	234
173,784		Western Digital Corp	7,673
105,309		Xerox Holdings Corp	1,610
31,291	*	Zebra Technologies Corp (Class A)	8,009
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,241,583

TELECOMMUNICATION SERVICES - 1.8%
7,472	*	Anterix, Inc	339
4,277,012		AT&T, Inc	129,294
7,918		ATN International, Inc	480
10,381	*	Bandwidth Inc	1,318
27,406	*	Boingo Wireless, Inc	365
627,826		CenturyLink, Inc	6,297
33,512	*	Cincinnati Bell, Inc	498
25,280		Cogent Communications Group, Inc	1,956
48,355	*	Consolidated Communications Holdings, Inc	327
60,132	*	GCI Liberty, Inc	4,277
42,541	*,e	Gogo, Inc	134
60,764	*	Iridium Communications, Inc	1,546
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,453	*	Liberty Latin America Ltd (Class A)	$286
77,076	*	Liberty Latin America Ltd (Class C)	728
13,047	*	Ooma, Inc	215
44,329	*	ORBCOMM, Inc	171
33,638		Shenandoah Telecom Co	1,658
14,641		Spok Holdings, Inc	137
70,982		Telephone & Data Systems, Inc	1,411
312,785	*	T-Mobile US, Inc	32,576
9,529	*,e	US Cellular Corp	294
2,485,321		Verizon Communications, Inc	137,016
143,849	*	Vonage Holdings Corp	1,447
		TOTAL TELECOMMUNICATION SERVICES	322,770

TRANSPORTATION - 1.8%
37,928	*	Air Transport Services Group, Inc	845
69,726		Alaska Air Group, Inc	2,528
8,722		Allegiant Travel Co	953
5,336		Amerco, Inc	1,613
230,466	e	American Airlines Group, Inc	3,012
19,331		ArcBest Corp	512
16,948	*	Atlas Air Worldwide Holdings, Inc	729
19,991	*,e	Avis Budget Group, Inc	458
81,564		CH Robinson Worldwide, Inc	6,448
14,813		Copa Holdings S.A. (Class A)	749
23,634		Costamare, Inc	131
8,672	*	Covenant Transportation Group, Inc	125
457,291		CSX Corp	31,891
14,173	*,e	Daseke, Inc	56
381,748		Delta Air Lines, Inc	10,708
28,818	*,e	Eagle Bulk Shipping, Inc	63
21,041	*	Echo Global Logistics, Inc	455
97,352		Expeditors International of Washington, Inc	7,403
144,253		FedEx Corp	20,227
20,963		Forward Air Corp	1,044
6,118		Genco Shipping & Trading Ltd	38
36,387	e	Hawaiian Holdings, Inc	511
33,759		Heartland Express, Inc	703
21,791	*	Hub Group, Inc (Class A)	1,043
50,840		JB Hunt Transport Services, Inc	6,118
146,479	*	JetBlue Airways Corp	1,597
56,767		Kansas City Southern	8,475
37,438	*	Kirby Corp	2,005
71,730	e	Knight-Swift Transportation Holdings, Inc	2,992
25,122		Landstar System, Inc	2,821
142,708	*,e	Lyft, Inc (Class A)	4,711
43,936		Macquarie Infrastructure Co LLC	1,348
23,235		Marten Transport Ltd	585
32,238		Matson, Inc	938
153,393		Norfolk Southern Corp	26,931
60,432		Old Dominion Freight Line	10,249
6,136		Park-Ohio Holdings Corp	102
29,335	*	Radiant Logistics, Inc	115
30,762		Ryder System, Inc	1,154
33,371	*	Safe Bulkers, Inc	41
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,094	*	Saia, Inc	$2,012
22,723		Schneider National, Inc	561
4,092		Scorpio Bulkers, Inc	63
28,022		Skywest, Inc	914
352,954		Southwest Airlines Co	12,064
50,261	*,e	Spirit Airlines, Inc	895
817,703	*	Uber Technologies, Inc	25,414
407,182		Union Pacific Corp	68,842
173,644	*	United Airlines Holdings Inc	6,010
423,955		United Parcel Service, Inc (Class B)	47,135
6,297		Universal Logistics Holdings Inc	109
14,010	*	US Xpress Enterprises, Inc	84
36,247		Werner Enterprises, Inc	1,578
52,058	*	XPO Logistics, Inc	4,021
		TOTAL TRANSPORTATION	332,129

UTILITIES - 3.0%
387,805		AES Corp	5,619
30,256		Allete, Inc	1,652
148,965		Alliant Energy Corp	7,126
150,299		Ameren Corp	10,575
297,582		American Electric Power Co, Inc	23,699
25,230		American States Water Co	1,984
108,515		American Water Works Co, Inc	13,962
4,909		Artesian Resources Corp	178
92,825	*,e	Atlantic Power Corp	186
69,836		Atmos Energy Corp	6,954
27,653		Avangrid, Inc	1,161
33,562		Avista Corp	1,221
36,321		Black Hills Corp	2,058
19,362		Brookfield Infrastructure Corp	882
15,011	*,e	Cadiz, Inc	152
35,650		California Water Service Group	1,700
318,428		Centerpoint Energy, Inc	5,945
11,318		Chesapeake Utilities Corp	951
24,011		Clearway Energy, Inc (Class A)	503
47,061		Clearway Energy, Inc (Class C)	1,085
170,995		CMS Energy Corp	9,989
200,639		Consolidated Edison, Inc	14,432
10,961		Consolidated Water Co, Inc	158
499,196		Dominion Energy, Inc	40,525
115,022		DTE Energy Co	12,365
438,771		Duke Energy Corp	35,053
214,176		Edison International	11,632
19,026		El Paso Electric Co	1,275
123,427		Entergy Corp	11,579
239,118		Equitable Holdings, Inc	4,613
134,955	e	Essential Utilities Inc	5,700
139,501		Evergy, Inc	8,271
203,372		Eversource Energy	16,935
577,150	e	Exelon Corp	20,945
320,514		FirstEnergy Corp	12,430
6,410		Global Water Resources, Inc	68
66,960		Hawaiian Electric Industries, Inc	2,415
320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,421		Idacorp, Inc	$2,658
119,020		MDU Resources Group, Inc	2,640
16,881		MGE Energy, Inc	1,089
11,759		Middlesex Water Co	790
44,613		National Fuel Gas Co	1,871
62,202		New Jersey Resources Corp	2,031
293,520		NextEra Energy, Inc	70,495
234,601		NiSource, Inc	5,335
14,483		Northwest Natural Holding Co	808
27,636		NorthWestern Corp	1,507
152,303		NRG Energy, Inc	4,959
114,606		OGE Energy Corp	3,479
29,641		ONE Gas, Inc	2,284
20,715		Ormat Technologies, Inc	1,315
27,545		Otter Tail Corp	1,068
313,259	*,b,e	PG&E Corp	2,779
62,725		Pinnacle West Capital Corp	4,597
55,254		PNM Resources, Inc	2,124
50,460		Portland General Electric Co	2,110
455,249		PPL Corp	11,764
298,291		Public Service Enterprise Group, Inc	14,664
11,616	*	Pure Cycle Corp	107
4,887		RGC Resources, Inc	118
175,610		Sempra Energy	20,587
12,005		SJW Corp	746
58,642		South Jersey Industries, Inc	1,465
639,342		Southern Co	33,150
34,400		Southwest Gas Holdings Inc	2,375
7,544	e	Spark Energy, Inc	53
26,256		Spire, Inc	1,725
17,984	*,e	Sunnova Energy International, Inc	307
49,399		TerraForm Power, Inc	911
132,205		UGI Corp	4,204
10,272		Unitil Corp	460
291,990		Vistra Energy Corp	5,437
189,144		WEC Energy Group, Inc	16,578
317,410		Xcel Energy, Inc	19,838
9,006		York Water Co	432
		TOTAL UTILITIES	544,838

		TOTAL COMMON STOCKS	18,295,902
		(Cost $7,885,901)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
204		Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
80,085	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0
321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
29,050	†	Elanco Animal Health, Inc CVR	$2
4,045	†	Omthera Pharmaceuticals, Inc	2
6,981	†	Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4

TELECOMMUNICATION SERVICES - 0.0%
225,186		T-Mobile US, Inc	38
		TOTAL TELECOMMUNICATION SERVICES	38

		TOTAL RIGHTS / WARRANTS	42
		(Cost $85)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.1%
$14,000,000		Federal Home Loan Bank (FHLB)	0.060%	10/01/20	13,995
		TOTAL GOVERNMENT AGENCY DEBT			13,995

REPURCHASE AGREEMENT - 0.2%
36,990,000	r	Fixed Income Clearing Corp	0.070	07/01/20	36,990
		TOTAL REPURCHASE AGREEMENT			36,990

TREASURY DEBT - 0.0%
7,780,000		United States Treasury Bill	0.100	07/02/20	7,780
		TOTAL TREASURY DEBT			7,780

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
160,972,395	c	State Street Navigator Securities Lending Government Money Market Portfolio			160,972
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			160,972

		TOTAL SHORT-TERM INVESTMENTS			219,737
		(Cost $219,740)

		TOTAL INVESTMENTS - 100.8%			18,515,681
		(Cost $8,105,726)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(154,720)
		NET ASSETS - 100.0%			$18,360,961

Abbreviation(s):
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,917,217.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities is $1,012,204 or 0.0% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $36,990,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $37,729,842.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	60	09/18/20	$4,142	$4,313	$171
S&P 500 E Mini Index	271	09/18/20	40,750	41,872	1,122
S&P Mid-Cap 400 E Mini Index	12	09/18/20	2,067	2,135	68
Total	343		$46,959	$48,320	$1,361
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.7%

AUTOMOBILES & COMPONENTS - 0.0%
$992,481	i	Adient US LLC	LIBOR 1 and 3 M + 4.250%	4.474%	05/06/24	$951
994,987	i	Clarios Global LP	LIBOR 1 M + 3.500%	3.678	04/30/26	945
2,483,405	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750	04/01/24	2,386
		TOTAL AUTOMOBILES & COMPONENTS				4,282

BANKS - 0.0%
994,962	i	BCPE Rover Merger Sub, Inc	LIBOR 1 M + 4.250%	4.428	11/28/25	951
		TOTAL BANKS				951

CAPITAL GOODS - 0.1%
174,057	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	162
224,438	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/05/27	204
1,488,579	i	Beacon Roofing Supply, Inc	LIBOR 1 M + 2.250%	2.428	01/02/25	1,413
1,000,000	h,i	Gardner Denver, Inc	LIBOR 1 M + 2.750%	2.934	03/01/27	970
740,587	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.500	01/29/25	668
1,372,000	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.428	08/22/24	1,237
1,488,712	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.428	05/30/25	1,333
		TOTAL CAPITAL GOODS				5,987

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,530,928	i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	4.000	05/30/25	1,485
596,939	i	Packers Holdings LLC	LIBOR 1 M + 3.000%	4.000	12/04/24	571
994,872	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	4.250	11/14/22	950
2,000,000	i	Syneos Health Inc	LIBOR 1 M + 1.750%	1.928	08/01/24	1,920
1,932,308	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.928	11/16/26	1,845
1,031,625	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	1.928	10/31/25	997
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				7,768

CONSUMER DURABLES & APPAREL - 0.0%
540,000	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	1.934	12/16/24	529
396,766	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.928	04/25/25	368
		TOTAL CONSUMER DURABLES & APPAREL				897

CONSUMER SERVICES - 0.0%
444,773	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.928	11/19/26	421
323,928	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	2.359	09/15/23	304
1,984,772	i	Scientific Games International, Inc	LIBOR 1 and 3 M + 2.750%	3.058	08/14/24	1,751
1,690,478	i	YUM! Brands	LIBOR 1 M + 1.750%	1.944	04/03/25	1,616
		TOTAL CONSUMER SERVICES				4,092

DIVERSIFIED FINANCIALS - 0.0%
880,353	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.428	03/24/25	830
		TOTAL DIVERSIFIED FINANCIALS				830
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
ENERGY - 0.0%
$1,995,000	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	2.923%	11/02/26	$1,908
575,000	i	ChampionX Holding, Inc	LIBOR 1 M + 5.000%	6.000	05/28/27	565
1,984,838	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.428	03/31/25	1,836
		TOTAL ENERGY				4,309

FOOD, BEVERAGE & TOBACCO - 0.0%
895,489	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	3.010	08/01/25	862
		TOTAL FOOD, BEVERAGE & TOBACCO				862

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,463,358	i	Change Healthcare Holdings LLC	LIBOR 3 M + 2.500%	3.500	03/01/24	1,403
1,500,000	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.238	01/08/27	1,457
992,513	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.928	08/12/26	959
2,608,429	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	2,458
1,028,819	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.928	10/10/25	671
2,462,625	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.109	11/15/27	2,367
161,832	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	3.500	09/24/24	121
2,325,930	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.924	11/16/25	2,174
2,920,100	i	Select Medical Corp	LIBOR 1 M + 2.500%	2.680	03/06/25	2,768
1,424,231	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	1,085
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				15,463

INSURANCE - 0.0%
1,995,000	i	NFP Corp	LIBOR 1 M + 3.250%	3.428	02/15/27	1,855
2,487,212	i	USI, Inc	LIBOR 3 M + 3.000%	3.308	05/16/24	2,356
		TOTAL INSURANCE				4,211

MATERIALS - 0.1%
988,570	i	Atotech Alpha 3 BV	LIBOR 3 M + 3.000%	4.000	01/31/24	950
1,000,000	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.177	10/01/22	972
1,450,084	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.177	01/19/24	1,407
3,473,350	i	Chemours Co	LIBOR 1 M + 1.750%	1.930	04/03/25	3,269
1,000,000	h,i	Illuminate Buyer LLC	LIBOR 3 M + 4.000%	5.000	06/18/27	984
487,500	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.178	03/31/24	461
1,906,348	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.808	03/01/26	1,814
1,383,282	i	PolyOne Corp	LIBOR 1 M + 1.750%	1.930	01/30/26	1,328
349,125	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.928	02/04/27	336
432,969	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.188	10/01/25	405
994,987	i	Tamko Building Products, Inc	LIBOR 1 M + 3.250%	3.428	05/29/26	955
		TOTAL MATERIALS				12,881

MEDIA & ENTERTAINMENT - 0.1%
1,985,000	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	1.930	02/01/27	1,906
721,380	i	CSC Holdings LLC	LIBOR 1 M + 2.500%	2.685	04/15/27	683
992,500	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.430	08/24/26	805
533,112	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.180	10/04/23	513
2,375,000	h,i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	2,348
497,500	i	Pregis TopCo Corp	LIBOR 1 M + 4.000%	4.178	07/31/26	479
995,000	i	Terrier Media Buyer, Inc	LIBOR 1 M + 4.250%	4.428	12/17/26	947
1,712,500	i	Vertical US Newco, Inc	LIBOR 3 M + 4.250%	4.250	06/30/27	1,678
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,250,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.685%	01/31/28	$2,144
		TOTAL MEDIA & ENTERTAINMENT				11,503

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,841,898	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.190	06/02/25	1,787
1,828,571	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.940	11/27/25	1,765
2,500,000	h,i	Catalent Pharma Solutions, Inc	LIBOR 1 M + 2.250%	3.250	05/18/26	2,467
496,084	i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	3.500	08/18/22	489
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				6,508

REAL ESTATE - 0.0%
1,375,544	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.928	08/21/25	1,292
		TOTAL REAL ESTATE				1,292

RETAILING - 0.0%
323,375	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.178	10/28/26	313
		TOTAL RETAILING				313

SOFTWARE & SERVICES - 0.1%
1,984,772	i	Open Text Corp	LIBOR 1 M + 1.750%	1.928	05/30/25	1,931
96,527	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.178	02/22/24	88
1,625,000	h,i	Ultimate Software Group, Inc	LIBOR 3 M + 4.000%	4.750	05/04/26	1,603
1,750,000	i	Web.com Group Inc	LIBOR 1 M + 3.750%	3.940	10/10/25	1,651
		TOTAL SOFTWARE & SERVICES				5,273

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,417,821	h,i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	2,352
1,259,245	i	Plantronics, Inc	LIBOR 1 and 3 M + 2.500%	3.572	07/02/25	1,144
1,500,000	i	TTM Technologies, Inc	LIBOR 1 M + 2.500%	2.673	09/28/24	1,447
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,943

TELECOMMUNICATION SERVICES - 0.0%
698,250	i	Front Range BidCo, Inc	LIBOR 1 M + 3.000%	3.178	03/09/27	661
4,500,000	i	T-Mobile USA, Inc	LIBOR 1 M + 3.000%	3.178	04/01/27	4,490
		TOTAL TELECOMMUNICATION SERVICES				5,151

TRANSPORTATION - 0.0%
1,642,871	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.185	12/14/23	1,307
2,332,500	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.510	04/27/23	465
		TOTAL TRANSPORTATION				1,772

UTILITIES - 0.0%
994,807	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	943
		TOTAL UTILITIES				943

		TOTAL BANK LOAN OBLIGATIONS				100,231
		(Cost $105,364)

BONDS - 95.7%

CORPORATE BONDS - 40.3%
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
AUTOMOBILES & COMPONENTS - 0.4%
EUR	450,000	g	Adient Global Holdings Ltd	3.500%	08/15/24	$447
	$350,000	g	Adient US LLC	9.000	04/15/25	377
EUR	500,000		Aptiv plc	1.500	03/10/25	556
	$225,000		Dana, Inc	5.375	11/15/27	223
	350,000		Dana, Inc	5.625	06/15/28	348
	1,250,000		Ford Motor Co	8.500	04/21/23	1,322
	1,275,000		Ford Motor Co	9.000	04/22/25	1,379
	11,000,000		General Motors Co	6.125	10/01/25	12,362
	5,600,000		General Motors Co	5.000	10/01/28	5,947
	6,950,000		General Motors Co	6.600	04/01/36	7,557
	6,500,000		General Motors Co	5.200	04/01/45	6,286
	1,925,000		General Motors Co	6.750	04/01/46	2,098
	5,500,000	g	Hyundai Capital America	3.000	02/10/27	5,431
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	438
	$8,675,000		Magna International, Inc	3.625	06/15/24	9,441
			TOTAL AUTOMOBILES & COMPONENTS			54,212

BANKS - 8.3%
	8,250,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	8,417
	3,800,000	g	Banco del Estado de Chile	2.668	01/08/21	3,819
	5,250,000	g	Banco del Estado de Chile	2.704	01/09/25	5,394
	300,000	g	Banco General S.A.	4.125	08/07/27	318
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,856
	3,225,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	3,529
	5,950,000		Banco Santander S.A.	2.746	05/28/25	6,163
	3,800,000		Banco Santander S.A.	3.800	02/23/28	4,124
	2,400,000		Bancolombia S.A.	3.000	01/29/25	2,352
	2,650,000		Bancolombia S.A.	4.625	12/18/29	2,498
	6,300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	6,120
	5,000,000		Bank of America Corp	3.550	03/05/24	5,343
EUR	400,000		Bank of America Corp	1.375	03/26/25	468
	$10,200,000		Bank of America Corp	3.875	08/01/25	11,549
	40,050,000		Bank of America Corp	2.456	10/22/25	42,134
	7,100,000		Bank of America Corp	1.319	06/19/26	7,117
	8,000,000		Bank of America Corp	4.250	10/22/26	9,171
	10,800,000		Bank of America Corp	3.559	04/23/27	12,054
EUR	300,000		Bank of America Corp	1.776	05/04/27	356
	$18,265,000		Bank of America Corp	3.248	10/21/27	20,144
	9,275,000		Bank of America Corp	3.824	01/20/28	10,548
	10,650,000		Bank of America Corp	3.419	12/20/28	11,860
	11,475,000		Bank of America Corp	2.884	10/22/30	12,414
	50,500,000		Bank of America Corp	2.496	02/13/31	52,933
	17,450,000		Bank of America Corp	2.592	04/29/31	18,458
	18,000,000		Bank of America Corp	4.083	03/20/51	22,460
	3,000,000		Bank of America Corp	6.100	N/A‡	3,165
	12,500,000	g	Bank of Montreal	2.100	06/15/22	12,882
EUR	400,000		Barclays plc	0.625	11/14/23	447
	$5,900,000		Barclays plc	4.338	05/16/24	6,354
	10,000,000		Barclays plc	3.932	05/07/25	10,804
	7,674,000	g	BPCE S.A.	4.625	07/11/24	8,370
	26,000,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	26,715
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$2,950,000		Citigroup, Inc		2.700%	10/27/22	$3,081
	8,500,000		Citigroup, Inc		3.875	03/26/25	9,258
	13,700,000		Citigroup, Inc		3.106	04/08/26	14,689
EUR	250,000		Citigroup, Inc		1.500	07/24/26	290
	$36,375,000		Citigroup, Inc		3.200	10/21/26	39,892
	6,575,000		Citigroup, Inc		4.300	11/20/26	7,463
	21,485,000		Citigroup, Inc		4.450	09/29/27	24,484
	49,250,000		Citigroup, Inc		2.666	01/29/31	51,110
	11,000,000		Citigroup, Inc		4.412	03/31/31	13,010
	5,000,000		Citigroup, Inc		5.000	N/A‡	4,707
	7,400,000		Citizens Bank NA		2.650	05/26/22	7,648
	6,875,000		Cooperatieve Rabobank UA		3.950	11/09/22	7,274
	4,500,000	g	Cooperatieve Rabobank UA		2.625	07/22/24	4,779
	15,225,000		Cooperatieve Rabobank UA		3.750	07/21/26	16,736
	4,325,000	g	Credicorp Ltd		2.750	06/17/25	4,304
	11,050,000	g	Credit Agricole S.A.		3.250	10/04/24	11,865
	10,350,000	g	Credit Agricole S.A.		1.907	06/16/26	10,492
	2,450,000	g	DBS Group Holdings Ltd		4.520	12/11/28	2,645
	4,875,000		Discover Bank		3.200	08/09/21	4,983
	8,200,000		Discover Bank		2.450	09/12/24	8,600
	8,455,000		Discover Bank		3.450	07/27/26	9,141
	4,575,000		Discover Bank		2.700	02/06/30	4,608
GBP	500,000		HSBC Holdings plc		2.175	06/27/23	626
	$4,250,000		HSBC Holdings plc		3.033	11/22/23	4,440
	7,650,000		HSBC Holdings plc		3.803	03/11/25	8,265
	3,325,000		HSBC Holdings plc		2.633	11/07/25	3,448
	6,075,000		HSBC Holdings plc		3.900	05/25/26	6,745
	20,075,000		HSBC Holdings plc		4.292	09/12/26	22,331
	1,250,000		HSBC Holdings plc		4.375	11/23/26	1,384
	6,450,000		HSBC Holdings plc		4.041	03/13/28	7,128
	4,375,000		HSBC Holdings plc		4.950	03/31/30	5,236
	8,950,000		HSBC Holdings plc		3.973	05/22/30	9,933
	13,025,000		Huntington National Bank		2.500	08/07/22	13,518
	4,350,000	g	ING Groep NV		4.625	01/06/26	5,097
	2,125,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	2,125
	4,850,000		JPMorgan Chase & Co		2.700	05/18/23	5,112
	35,850,000		JPMorgan Chase & Co		2.301	10/15/25	37,554
	20,000,000		JPMorgan Chase & Co		2.005	03/13/26	20,699
	9,550,000		JPMorgan Chase & Co		2.083	04/22/26	9,908
	14,900,000		JPMorgan Chase & Co		3.200	06/15/26	16,538
EUR	600,000		JPMorgan Chase & Co		1.638	05/18/28	710
	$12,000,000		JPMorgan Chase & Co		4.203	07/23/29	14,067
	23,700,000		JPMorgan Chase & Co		3.702	05/06/30	27,219
	44,675,000		JPMorgan Chase & Co		2.739	10/15/30	47,920
	23,000,000		JPMorgan Chase & Co		4.493	03/24/31	28,098
	28,700,000		JPMorgan Chase & Co		2.522	04/22/31	30,310
	4,575,000		JPMorgan Chase & Co		2.956	05/13/31	4,865
	5,500,000		JPMorgan Chase & Co		5.000	N/A‡	5,290
	200,000	g,i	KEB Hana Bank	LIBOR 3 M + 0.700%	1.002	10/02/22	200
	9,000,000		Mitsubishi UFJ Financial Group, Inc		2.193	02/25/25	9,300
	5,700,000		MUFG Americas Holdings Corp		3.500	06/18/22	5,984
	5,625,000		PNC Bank NA		2.450	11/05/20	5,655
	4,000,000		PNC Bank NA		2.700	10/22/29	4,263
	6,000,000		PNC Financial Services Group, Inc		3.900	04/29/24	6,622
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$30,000,000	g	Royal Bank of Canada	3.350%	10/22/21	$31,119
	11,800,000		Royal Bank of Canada	2.550	07/16/24	12,531
	6,325,000		Royal Bank of Scotland Group plc	3.073	05/22/28	6,639
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,733
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,201
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,841
	11,050,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	11,706
	13,700,000		Toronto-Dominion Bank	1.850	09/11/20	13,741
	7,360,000	g	Toronto-Dominion Bank	2.250	03/15/21	7,456
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,624
	6,850,000		Truist Bank	3.525	10/26/21	6,915
	5,700,000		Truist Bank	2.750	05/01/23	6,013
	4,800,000		Truist Bank	2.150	12/06/24	5,047
	5,000,000		Truist Financial Corp	4.000	05/01/25	5,692
	5,000,000		Truist Financial Corp	4.950	N/A‡	5,112
	2,550,000	g	United Overseas Bank Ltd	3.750	04/15/29	2,696
	7,575,000		Wells Fargo Bank NA	3.325	07/23/21	7,587
	68,700,000		Wells Fargo Bank NA	2.082	09/09/22	69,808
	4,650,000		Westpac Banking Corp	2.850	05/13/26	5,118
	6,450,000		Westpac Banking Corp	4.110	07/24/34	7,119
			TOTAL BANKS			1,217,683

CAPITAL GOODS - 0.9%
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,309
	$4,175,000	g	BAE Systems plc	3.400	04/15/30	4,553
	225,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	221
	3,600,000	g	BOC Aviation Ltd	3.000	09/11/29	3,548
	1,432,000		General Electric Co	5.875	01/14/38	1,602
	108,000		General Electric Co	6.875	01/10/39	133
	1,850,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,111
EUR	500,000	j	Honeywell International, Inc	0.000	03/10/24	555
	$275,000		Howmet Aerospace, Inc	6.875	05/01/25	299
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,158
	$1,000,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	1,109
	13,245,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	14,985
	3,000,000	g	Korea East-West Power Co Ltd	1.750	05/06/25	3,092
	3,150,000		L3Harris Technologies, Inc	3.850	06/15/23	3,425
	5,070,000		L3Harris Technologies, Inc	2.900	12/15/29	5,458
	3,340,000		Lockheed Martin Corp	2.500	11/23/20	3,363
	1,700,000		Lockheed Martin Corp	1.850	06/15/30	1,742
	2,150,000		Lockheed Martin Corp	2.800	06/15/50	2,268
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	10,238
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	9,972
EUR	500,000		Parker-Hannifin Corp	1.125	03/01/25	564
	$19,200,000		Parker-Hannifin Corp	3.250	06/14/29	21,210
	6,600,000		Raytheon Technologies Corp	2.250	07/01/30	6,885
	5,475,000		Roper Technologies, Inc	3.800	12/15/26	6,253
	1,750,000		Roper Technologies, Inc	4.200	09/15/28	2,050
	1,000,000		Roper Technologies, Inc	2.950	09/15/29	1,092
	250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	262
	650,000		Trimble, Inc	4.900	06/15/28	746
	361,000		United Technologies Corp	3.650	08/16/23	390
	16,850,000		United Technologies Corp	4.125	11/16/28	19,857
	6,665,000		United Technologies Corp	4.500	06/01/42	8,253
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$400,000	g	WESCO Distribution, Inc	7.125%	06/15/25	$422
	300,000	g	WESCO Distribution, Inc	7.250	06/15/28	316
	975,000		Xylem, Inc	2.250	01/30/31	981
			TOTAL CAPITAL GOODS			140,422

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
	875,000		AECOM	5.875	10/15/24	945
	325,000	g	ASGN, Inc	4.625	05/15/28	317
	250,000	g	GFL Environmental, Inc	4.250	06/01/25	252
	1,950,000		IHS Markit Ltd	4.125	08/01/23	2,132
	3,175,000		IHS Markit Ltd	4.250	05/01/29	3,633
	2,350,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	2,403
	2,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,073
	725,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	683
	11,102,000		Republic Services, Inc	3.550	06/01/22	11,664
	7,971,000		Republic Services, Inc	2.900	07/01/26	8,707
	1,000,000		United Rentals North America, Inc	4.625	10/15/25	1,005
	1,250,000		Verisk Analytics, Inc	4.125	03/15/29	1,460
	1,050,000		Verisk Analytics, Inc	3.625	05/15/50	1,189
	7,075,000		Visa, Inc	2.050	04/15/30	7,416
	1,800,000		Visa, Inc	2.700	04/15/40	1,928
	9,650,000		Waste Management, Inc	2.900	09/15/22	10,085
	3,600,000		Waste Management, Inc	2.950	06/15/24	3,686
	15,450,000		Waste Management, Inc	3.450	06/15/29	15,987
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,660
	3,475,000		Waste Management, Inc	4.150	07/15/49	4,355
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			82,580

CONSUMER DURABLES & APPAREL - 0.0%
	1,600,000		Leggett & Platt, Inc	4.400	03/15/29	1,721
	375,000		Newell Brands, Inc	4.875	06/01/25	393
			TOTAL CONSUMER DURABLES & APPAREL			2,114

CONSUMER SERVICES - 0.8%
	9,820,000		Amherst College	4.100	11/01/45	12,068
	29,085,000		Anheuser-Busch Cos LLC	3.650	02/01/26	32,658
	9,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	11,620
	600,000		Boyd Gaming Corp	6.000	08/15/26	558
	1,825,000	g	Cedar Fair LP	5.500	05/01/25	1,834
	125,000	g	Hilton Domestic Operating Co, Inc	5.375	05/01/25	125
	125,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	126
	925,000	g	International Game Technology plc	6.250	02/15/22	934
	1,610,000	g	International Game Technology plc	6.500	02/15/25	1,646
	775,000	g	MGM China Holdings Ltd	5.250	06/18/25	790
	250,000		MGM Resorts International	4.625	09/01/26	227
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	9,622
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	17,454
	2,100,000		Sands China Ltd	5.400	08/08/28	2,318
	1,600,000	g	Sands China Ltd	4.375	06/18/30	1,665
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	923
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	517
	$15,000,000		Smith College	4.620	07/01/45	19,990
	1,125,000	g	Wynn Macau Ltd	5.500	01/15/26	1,111
	100,000	g	Yum! Brands, Inc	7.750	04/01/25	108
			TOTAL CONSUMER SERVICES			116,294
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
DIVERSIFIED FINANCIALS - 3.6%
	$3,500,000		AerCap Ireland Capital DAC	3.650%	07/21/27	$3,097
	5,525,000		American Express Co	2.500	08/01/22	5,733
	4,000,000		American Express Co	3.700	08/03/23	4,353
	2,775,000		American Express Credit Corp	3.300	05/03/27	3,153
EUR	425,000		American Honda Finance Corp	1.950	10/18/24	503
	$3,975,000		Ameriprise Financial, Inc	3.000	03/22/22	4,137
	6,000,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	6,252
	500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	569
	300,000	g	Bangkok Bank PCL	3.733	09/25/34	286
	5,350,000		Bank of Montreal	3.803	12/15/32	5,758
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	292
	1,500,000	g	BBVA Bancomer S.A.	5.125	01/18/33	1,396
	4,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	5,069
	11,000,000	g	BNP Paribas S.A.	2.819	11/19/25	11,520
	3,400,000	g	BNP Paribas S.A.	2.219	06/09/26	3,474
	7,300,000	g	BNP Paribas S.A.	3.052	01/13/31	7,679
	20,775,000		Capital One Bank USA NA	3.375	02/15/23	21,874
EUR	150,000		Capital One Financial Corp	0.800	06/12/24	164
	$6,250,000		Community Preservation Corp	2.867	02/01/30	5,975
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	10,201
EUR	250,000	g	Credit Suisse Group AG.	1.250	07/17/25	286
	$8,475,000	g	Credit Suisse Group AG.	2.193	06/05/26	8,581
	3,900,000	g	Credit Suisse Group AG.	4.282	01/09/28	4,367
	7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	8,291
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	11,297
EUR	500,000		EDP Finance BV	1.125	02/12/24	577
	$4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	3,791
	4,825,000		GE Capital International Funding Co	3.373	11/15/25	5,063
	25,700,000		GE Capital International Funding Co	4.418	11/15/35	26,092
	20,000,000		General Motors Financial Co, Inc	2.750	06/20/25	19,709
	5,475,000		General Motors Financial Co, Inc	5.650	01/17/29	6,099
EUR	850,000		Goldman Sachs Group, Inc	2.000	07/27/23	995
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	14,779
	26,625,000		Goldman Sachs Group, Inc	3.691	06/05/28	29,820
	7,400,000		Goldman Sachs Group, Inc	2.600	02/07/30	7,725
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	7,097
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	10,005
	1,221,534		Golondrina Leasing LLC	1.822	05/03/25	1,246
	3,325,000	g	Grupo Aval Ltd	4.375	02/04/30	3,175
	3,375,000	g	ICICI Bank Ltd	3.800	12/14/27	3,360
	15,200,000	g	ING Groep NV	1.400	07/01/26	15,236
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,260
	1,305,000		Legg Mason, Inc	3.950	07/15/24	1,404
	7,625,000		Morgan Stanley	3.125	01/23/23	8,085
	25,885,000		Morgan Stanley	2.720	07/22/25	27,485
	5,400,000		Morgan Stanley	2.188	04/28/26	5,616
	37,625,000		Morgan Stanley	3.125	07/27/26	41,509
EUR	700,000		Morgan Stanley	1.342	10/23/26	810
	$6,900,000		Morgan Stanley	3.625	01/20/27	7,789
	21,500,000		Morgan Stanley	2.699	01/22/31	22,836
	3,350,000	g	Power Finance Corp Ltd	3.950	04/23/30	3,167
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$17,580,000		Shire Acquisitions Investments Ireland DAC	3.200%	09/23/26	$19,500
550,000		Springleaf Finance Corp	5.375	11/15/29	517
2,600,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	2,907
9,269,000		Synchrony Financial	4.250	08/15/24	9,748
11,000,000		Toronto-Dominion Bank	1.150	06/12/25	11,134
5,000,000	g	UBS AG.	2.450	12/01/20	5,032
10,157,000	g	UBS Group AG.	2.859	08/15/23	10,521
5,900,000	g	UBS Group AG.	3.126	08/13/30	6,373
8,400,000		Wells Fargo & Co	3.750	01/24/24	9,178
5,300,000		Wells Fargo & Co	3.550	09/29/25	5,919
5,600,000		Wells Fargo & Co	3.000	10/23/26	6,108
21,575,000		Wells Fargo & Co	2.393	06/02/28	22,288
11,950,000		Wells Fargo & Co	2.879	10/30/30	12,771
3,000,000		Wells Fargo & Co	5.875	N/A‡	3,118
		TOTAL DIVERSIFIED FINANCIALS			538,151

ENERGY - 3.0%
1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,163
1,050,000		AmeriGas Partners LP	5.875	08/20/26	1,108
11,000,000		Chevron Corp	1.554	05/11/25	11,299
4,925,000		Chevron Corp	2.236	05/11/30	5,155
2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,051
10,000,000		Diamondback Energy, Inc	2.875	12/01/24	10,017
250,000		Ecopetrol S.A.	5.375	06/26/26	262
4,100,000		Ecopetrol S.A.	6.875	04/29/30	4,719
2,000,000		Ecopetrol S.A.	5.875	05/28/45	2,093
500,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	516
475,000		Enable Midstream Partners LP	4.150	09/15/29	416
8,225,000		Enbridge, Inc	3.125	11/15/29	8,619
6,421,000		Energy Transfer Operating LP	3.600	02/01/23	6,643
5,930,000		Energy Transfer Operating LP	4.200	09/15/23	6,301
4,575,000		Energy Transfer Operating LP	2.900	05/15/25	4,685
8,400,000		Energy Transfer Operating LP	4.750	01/15/26	9,174
7,850,000		Energy Transfer Operating LP	4.950	06/15/28	8,429
4,225,000		Energy Transfer Operating LP	5.250	04/15/29	4,611
10,350,000		Energy Transfer Operating LP	3.750	05/15/30	10,227
8,700,000		Energy Transfer Operating LP	6.250	04/15/49	9,220
11,125,000		Energy Transfer Operating LP	5.000	05/15/50	10,511
5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,759
6,275,000		Enterprise Products Operating LLC	3.125	07/31/29	6,715
700,000		Enterprise Products Operating LLC	2.800	01/31/30	734
1,250,000		Enterprise Products Operating LLC	4.900	05/15/46	1,447
4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	4,378
6,200,000		Enterprise Products Operating LLC	4.800	02/01/49	7,340
4,200,000		Enterprise Products Operating LLC	4.200	01/31/50	4,647
10,600,000		Enterprise Products Operating LLC	3.700	01/31/51	11,020
5,125,000		Enterprise Products Operating LLC	3.950	01/31/60	5,299
1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,237
300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	333
4,850,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	5,705
2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,402
10,675,000		Magellan Midstream Partners LP	3.250	06/01/30	11,308
7,125,000		Marathon Oil Corp	4.400	07/15/27	6,992
9,075,000		Marathon Petroleum Corp	3.800	04/01/28	9,619
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,800,000		Marathon Petroleum Corp	4.750%	09/15/44	$2,923
	11,000,000		MPLX LP	4.000	03/15/28	11,590
	12,525,000		MPLX LP	4.500	04/15/38	12,521
	6,150,000		MPLX LP	4.700	04/15/48	6,305
	675,000		Murphy Oil Corp	5.875	12/01/27	594
	1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	992
	900,000		Noble Energy, Inc	3.900	11/15/24	907
	1,675,000		Noble Energy, Inc	3.850	01/15/28	1,618
	3,465,000		Noble Energy, Inc	5.050	11/15/44	3,149
	3,000,000		Occidental Petroleum Corp	3.500	06/15/25	2,535
	2,200,000		Occidental Petroleum Corp	5.550	03/15/26	2,008
	3,900,000		Occidental Petroleum Corp	4.300	08/15/39	2,690
	4,000,000		ONEOK, Inc	4.000	07/13/27	4,059
	9,642,000		ONEOK, Inc	4.550	07/15/28	10,107
	12,150,000		ONEOK, Inc	4.350	03/15/29	12,779
	10,380,000		ONEOK, Inc	3.400	09/01/29	10,094
	5,500,000		ONEOK, Inc	3.100	03/15/30	5,261
	5,500,000		ONEOK, Inc	4.500	03/15/50	5,118
	3,000,000	g	Pertamina Persero PT	4.300	05/20/23	3,164
	1,425,000	g	Pertamina Persero PT	3.650	07/30/29	1,482
	2,600,000	g	Peru LNG Srl	5.375	03/22/30	2,044
	2,335,000		Petrobras Global Finance BV	5.999	01/27/28	2,446
	1,100,000	g	Petrobras Global Finance BV	5.093	01/15/30	1,096
	4,000,000		Petrobras Global Finance BV	5.600	01/03/31	4,018
	750,000		Petrobras Global Finance BV	7.250	03/17/44	815
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	392
	$5,000,000		Petroleos Mexicanos	1.950	12/20/22	5,072
	2,675,000		Petroleos Mexicanos	2.000	12/20/22	2,717
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,403
	3,775,000		Petroleos Mexicanos	6.500	03/13/27	3,407
	3,050,000		Petroleos Mexicanos	5.350	02/12/28	2,562
	2,988,000	g	Petroleos Mexicanos	6.840	01/23/30	2,620
	5,300,000	g	Petroleos Mexicanos	5.950	01/28/31	4,373
	2,150,000	g	Petronas Capital Ltd	3.500	04/21/30	2,384
	3,250,000		Phillips 66 Partners LP	3.150	12/15/29	3,327
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,518
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,288
	2,650,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,660
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	10,591
	2,500,000	g	Sabine Pass Liquefaction LLC	4.500	05/15/30	2,760
	5,550,000		Shell International Finance BV	2.250	01/06/23	5,763
	4,875,000		Shell International Finance BV	2.875	05/10/26	5,339
	6,900,000		Shell International Finance BV	3.125	11/07/49	7,251
	350,000	g	Stena AB	7.000	02/01/24	329
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,659
	1,925,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	1,894
	525,000		Sunoco LP	4.875	01/15/23	517
	600,000		Targa Resources Partners LP	5.125	02/01/25	577
	1,000,000		Targa Resources Partners LP	5.875	04/15/26	990
	425,000		Targa Resources Partners LP	6.500	07/15/27	426
	9,900,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	9,877
EUR	600,000		Total Capital International S.A.	2.500	03/25/26	757
	$11,000,000		Total Capital International S.A.	3.127	05/29/50	11,228
	19,150,000		TransCanada PipeLines Ltd	4.250	05/15/28	22,029
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,500,000		Vale Overseas Ltd	6.250%	08/10/26	$2,941
	5,075,000		Williams Partners LP	3.750	06/15/27	5,413
	2,000,000	g	YPF S.A.	8.500	07/28/25	1,485
			TOTAL ENERGY			448,018

FOOD & STAPLES RETAILING - 0.6%
	5,225,000		Costco Wholesale Corp	1.375	06/20/27	5,335
	7,850,000		Costco Wholesale Corp	1.600	04/20/30	7,931
	2,450,000		Costco Wholesale Corp	1.750	04/20/32	2,487
	2,258,000		Ingles Markets, Inc	5.750	06/15/23	2,269
	5,575,000		Kroger Co	3.700	08/01/27	6,366
	3,140,000		Kroger Co	3.875	10/15/46	3,516
	1,325,000		Kroger Co	4.450	02/01/47	1,605
	2,636,000		Kroger Co	3.950	01/15/50	3,016
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,115
	$22,300,000		Walmart, Inc	3.700	06/26/28	26,421
	9,350,000		Walmart, Inc	3.250	07/08/29	10,863
	13,650,000		Walmart, Inc	2.375	09/24/29	14,893
	6,150,000		Walmart, Inc	3.950	06/28/38	7,825
			TOTAL FOOD & STAPLES RETAILING			93,642

FOOD, BEVERAGE & TOBACCO - 1.1%
	6,425,000		Altria Group, Inc	4.800	02/14/29	7,490
	3,375,000		Altria Group, Inc	3.400	05/06/30	3,630
	5,800,000		Altria Group, Inc	5.950	02/14/49	7,604
	9,474,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	10,020
	18,600,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	22,470
	5,045,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	5,810
	10,825,000		BAT Capital Corp	4.906	04/02/30	12,711
	2,750,000		Coca-Cola Co	1.450	06/01/27	2,824
	3,325,000		Coca-Cola Co	3.450	03/25/30	3,911
	3,375,000		Coca-Cola Co	1.650	06/01/30	3,432
	1,700,000		Constellation Brands, Inc	4.400	11/15/25	1,965
	2,675,000		Constellation Brands, Inc	3.700	12/06/26	2,985
	1,825,000		Constellation Brands, Inc	3.600	02/15/28	2,022
	3,225,000		Constellation Brands, Inc	3.150	08/01/29	3,457
	1,125,000		Constellation Brands, Inc	2.875	05/01/30	1,192
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,090
	5,500,000		Diageo Capital plc	2.125	10/24/24	5,784
	4,500,000		Diageo Capital plc	1.375	09/29/25	4,578
	8,050,000		Diageo Capital plc	2.375	10/24/29	8,592
	3,900,000		Diageo Capital plc	2.000	04/29/30	4,035
	3,600,000	g	Embotelladora Andina S.A.	3.950	01/21/50	3,602
	1,550,000		General Mills, Inc	2.875	04/15/30	1,685
	3,700,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	4,083
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	2,475
	1,550,000		JM Smucker Co	2.375	03/15/30	1,582
	4,450,000		JM Smucker Co	3.550	03/15/50	4,590
	3,900,000		Kellogg Co	3.400	11/15/27	4,378
EUR	400,000		PepsiCo, Inc	0.500	05/06/28	452
	$3,125,000		PepsiCo, Inc	3.450	10/06/46	3,608
	6,325,000		Philip Morris International, Inc	2.100	05/01/30	6,516
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,411
	2,700,000		Tyson Foods, Inc	3.900	09/28/23	2,947
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,800,000		Tyson Foods, Inc	5.100%	09/28/48	$7,540
			TOTAL FOOD, BEVERAGE & TOBACCO			163,471

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
	11,100,000		Anthem, Inc	3.650	12/01/27	12,647
EUR	430,000		Becton Dickinson & Co	1.401	05/24/23	490
	670,000		Becton Dickinson & Co	1.900	12/15/26	779
	$11,589,000		Becton Dickinson & Co	3.700	06/06/27	12,966
	4,850,000		Boston Scientific Corp	4.000	03/01/29	5,548
	3,650,000		Centene Corp	4.250	12/15/27	3,766
	19,230,000		Children's Hospital Medic	4.268	05/15/44	23,772
	5,350,000		Cigna Corp	2.400	03/15/30	5,551
	5,075,000		Cigna Corp	3.200	03/15/40	5,374
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,985
	6,775,000		CVS Health Corp	2.625	08/15/24	7,234
	15,950,000		CVS Health Corp	2.875	06/01/26	17,270
	18,555,000		CVS Health Corp	4.300	03/25/28	21,692
	23,450,000		CVS Health Corp	3.750	04/01/30	26,965
	10,300,000		CVS Health Corp	4.780	03/25/38	12,795
	8,350,000		CVS Health Corp	5.050	03/25/48	10,861
	3,750,000		CVS Health Corp	4.250	04/01/50	4,511
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	4,452
	1,250,000	g	DaVita, Inc	4.625	06/01/30	1,243
EUR	500,000		DH Europe Finance Sarl	1.200	06/30/27	581
	$4,225,000		HCA, Inc	5.625	09/01/28	4,713
	5,000,000		HCA, Inc	5.500	06/15/47	6,087
	6,250,000		Humana, Inc	3.950	03/15/27	7,090
	12,500,000		Mercy Health	3.382	11/01/25	13,498
	500,000	g	Molina Healthcare, Inc	4.375	06/15/28	501
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	5,420
EUR	450,000		Stryker Corp	2.625	11/30/30	579
	$150,000	g	Teleflex, Inc	4.250	06/01/28	154
	375,000	g	Tenet Healthcare Corp	4.625	06/15/28	367
	2,975,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	3,398
	5,350,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	5,918
EUR	300,000		Thermo Fisher Scientific, Inc	1.950	07/24/29	369
	325,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	442
	$5,775,000		UnitedHealth Group, Inc	2.950	10/15/27	6,445
	4,625,000		UnitedHealth Group, Inc	3.750	10/15/47	5,517
	2,150,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	2,287
	3,745,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	4,072
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			249,339

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
EUR	600,000		The Procter & Gamble Company	0.625	10/30/24	695
	400,000		The Procter & Gamble Company	1.875	10/30/38	539
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,234

INSURANCE - 1.0%
	$1,925,000		Aetna, Inc	6.625	06/15/36	2,737
	5,500,000		Allstate Corp	3.850	08/10/49	6,588
	2,700,000		American Financial Group, Inc	3.500	08/15/26	2,878
	9,025,000		American International Group, Inc	3.900	04/01/26	10,194
	2,875,000		American International Group, Inc	4.200	04/01/28	3,271
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$6,650,000		Aon Corp		3.750%	05/02/29	$7,616
	12,975,000		Aon plc		3.500	06/14/24	14,136
	3,250,000		AXIS Specialty Finance LLC		4.900	01/15/40	3,047
	2,275,000		Berkshire Hathaway Finance Corp		1.850	03/12/30	2,339
	2,400,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	3,075
	6,250,000		Chubb INA Holdings, Inc		2.875	11/03/22	6,570
EUR	450,000		Chubb INA Holdings, Inc		0.875	06/15/27	508
	500,000		Chubb INA Holdings, Inc		1.550	03/15/28	591
	450,000		Chubb INA Holdings, Inc		1.400	06/15/31	520
	$3,525,000		CNA Financial Corp		3.950	05/15/24	3,832
	3,050,000		CNA Financial Corp		3.450	08/15/27	3,253
	900,000		CNA Financial Corp		3.900	05/01/29	992
	5,665,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.980%	2.012	07/13/20	5,662
	1,825,000	g,h	Equitable Financial Life Global Funding		1.400	07/07/25	1,829
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	289
	$5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	6,209
	7,325,000	g	Five Corners Funding Trust II		2.850	05/15/30	7,553
	5,500,000		Hartford Financial Services Group, Inc		2.800	08/19/29	5,822
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,552
	3,375,000		Hartford Financial Services Group, Inc		3.600	08/19/49	3,557
	728,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	790
EUR	750,000		Liberty Mutual Group, Inc		2.750	05/04/26	925
	$2,572,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	3,012
	4,100,000	g	Liberty Mutual Group, Inc		3.951	10/15/50	4,330
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,749
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,510
	4,325,000		MetLife, Inc		3.600	11/13/25	4,916
	3,025,000	g	Metropolitan Life Global Funding I		2.950	04/09/30	3,314
	600,000		Principal Financial Group, Inc		3.700	05/15/29	682
	6,000,000		Principal Financial Group, Inc		2.125	06/15/30	6,009
	2,500,000		Prudential Financial, Inc		3.905	12/07/47	2,841
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,496
	4,150,000		Reinsurance Group of America, Inc		3.900	05/15/29	4,521
	1,300,000		Travelers Cos, Inc		2.550	04/27/50	1,284
	7,750,000	g,i	Vitality Re IX Ltd		1.722	01/10/22	7,363
	3,500,000	g,i	Vitality Re X Ltd		1.879	01/10/23	3,325
	1,000,000		Voya Financial, Inc		5.700	07/15/43	1,299
	2,400,000		WR Berkley Corp		5.375	09/15/20	2,420
			TOTAL INSURANCE				158,406

MATERIALS - 1.1%
	1,750,000		Air Products and Chemicals, Inc		1.500	10/15/25	1,810
	1,950,000		Air Products and Chemicals, Inc		2.050	05/15/30	2,049
	250,000	g	Arconic Corp		6.000	05/15/25	257
	175,000	g	Arconic Rolled Products Corp		6.125	02/15/28	175
EUR	250,000		Ball Corp		4.375	12/15/23	303
	425,000		Ball Corp		0.875	03/15/24	458
	$852,000		Bemis Co, Inc		3.100	09/15/26	899
	2,600,000		Bemis Co, Inc		2.630	06/19/30	2,665
	200,000		Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	204
	3,000,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	3,083
	1,650,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	1,681
	3,175,000	g	Cemex SAB de C.V.		7.375	06/05/27	3,226
	2,500,000	g	Cemex SAB de C.V.		5.450	11/19/29	2,309
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625%	08/01/27	$4,184
	3,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	3,119
	2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	2,040
	4,000,000		DowDuPont, Inc	4.725	11/15/28	4,809
	26,950,000		DuPont de Nemours, Inc	2.169	05/01/23	27,455
	1,950,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	2,023
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	375
	$2,561,000		International Paper Co	5.000	09/15/35	3,125
	3,750,000		International Paper Co	4.350	08/15/48	4,423
	3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,202
	1,500,000	g	Inversiones CMPC S.A.	3.850	01/13/30	1,531
	5,672,000		LyondellBasell Industries NV	6.000	11/15/21	5,988
	5,800,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	6,094
	5,800,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	6,251
	1,725,000		Mosaic Co	4.875	11/15/41	1,695
	4,000,000		Newmont Corp	2.250	10/01/30	4,053
	2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,865
	4,767,000		Nutrien Ltd	3.375	03/15/25	5,196
	7,500,000		Nutrien Ltd	2.950	05/13/30	7,947
EUR	125,000	g	OCI NV	5.000	04/15/23	141
	$500,000	g	OCI NV	6.625	04/15/23	503
EUR	375,000	g	OCI NV	3.125	11/01/24	411
	$525,000	g	OCI NV	5.250	11/01/24	504
EUR	250,000	g	OI European Group BV	3.125	11/15/24	276
	$375,000	g	PolyOne Corp	5.750	05/15/25	386
	350,000	g	POSCO	2.500	01/17/25	359
	2,550,000	g	SABIC Capital II BV	4.000	10/10/23	2,716
	1,300,000		SASOL Financing USA LLC	6.500	09/27/28	1,149
	8,200,000		Sherwin-Williams Co	2.300	05/15/30	8,361
EUR	400,000		Silgan Holdings, Inc	3.250	03/15/25	452
	$1,925,000		Suzano Austria GmbH	6.000	01/15/29	2,077
	725,000	g	Tronox, Inc	6.500	05/01/25	729
	3,000,000		Vulcan Materials Co	3.500	06/01/30	3,258
	9,300,000		WRKCo, Inc	4.900	03/15/29	11,098
			TOTAL MATERIALS			146,914

MEDIA & ENTERTAINMENT - 2.5%
EUR	200,000	g	Ashland Services BV	2.000	01/30/28	208
	$1,775,000	g	Cable Onda S.A.	4.500	01/30/30	1,798
	8,000,000		Charter Communications Operating LLC	3.750	02/15/28	8,719
	8,350,000		Charter Communications Operating LLC	4.200	03/15/28	9,360
	6,150,000		Charter Communications Operating LLC	5.125	07/01/49	7,100
	21,620,000		Charter Communications Operating LLC	4.800	03/01/50	24,504
	7,200,000		Comcast Corp	3.700	04/15/24	7,990
	11,800,000		Comcast Corp	3.950	10/15/25	13,522
	10,650,000		Comcast Corp	2.350	01/15/27	11,379
EUR	450,000		Comcast Corp	0.250	05/20/27	496
	$5,750,000		Comcast Corp	3.150	02/15/28	6,420
	48,450,000		Comcast Corp	4.150	10/15/28	58,288
	11,875,000		Comcast Corp	2.650	02/01/30	12,912
	15,000,000		Comcast Corp	3.400	04/01/30	17,081
	12,175,000		Comcast Corp	1.950	01/15/31	12,400
	5,000,000		Comcast Corp	4.400	08/15/35	6,199
	18,200,000		Comcast Corp	3.200	07/15/36	20,230
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,000,000		Comcast Corp	3.900%	03/01/38	$3,561
	2,500,000		Comcast Corp	4.700	10/15/48	3,355
	16,500,000		Comcast Corp	3.450	02/01/50	18,702
	11,650,000		Comcast Corp	2.800	01/15/51	11,907
	1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,637
	1,675,000	g	Diamond Sports Group LLC	5.375	08/15/26	1,214
	2,099,000		Discovery Communications LLC	2.950	03/20/23	2,205
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	377
	$6,850,000		Discovery Communications LLC	4.125	05/15/29	7,820
	6,400,000		Discovery Communications LLC	5.200	09/20/47	7,443
	1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,452
	650,000	g	Lamar Media Corp	3.750	02/15/28	613
	2,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	1,701
	3,500,000	g	MEGlobal Canada ULC	5.000	05/18/25	3,767
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	11,053
EUR	400,000	g	Reckitt Benckiser Treasury Services Nederland BV	0.375	05/19/26	451
	$2,675,000	g	Sirius XM Radio, Inc	4.125	07/01/30	2,639
	1,650,000	g	TEGNA, Inc	4.625	03/15/28	1,518
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	282
	5,675,000		Time Warner Cable LLC	5.875	11/15/40	6,989
	4,075,000		Time Warner Cable LLC	4.500	09/15/42	4,377
	11,200,000	g	Upjohn, Inc	2.700	06/22/30	11,507
	2,425,000	g	Upjohn, Inc	3.850	06/22/40	2,601
	4,200,000		ViacomCBS, Inc	2.900	01/15/27	4,408
	2,500,000		ViacomCBS, Inc	3.375	02/15/28	2,656
	2,250,000		ViacomCBS, Inc	4.375	03/15/43	2,352
	1,150,000		ViacomCBS, Inc	5.850	09/01/43	1,360
	5,500,000		Walt Disney Co	3.700	03/23/27	6,307
	2,105,000		Walt Disney Co	7.625	11/30/28	3,013
	8,225,000		Walt Disney Co	2.000	09/01/29	8,454
	1,578,000		Walt Disney Co	6.550	03/15/33	2,327
	10,000,000		Walt Disney Co	4.700	03/23/50	13,040
			TOTAL MEDIA & ENTERTAINMENT			370,694

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
EUR	400,000		Abbott Ireland Financing DAC	0.875	09/27/23	459
	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	480
	$4,750,000		Abbott Laboratories	3.875	09/15/25	5,450
	11,022,000		Abbott Laboratories	3.750	11/30/26	12,824
	2,250,000		Abbott Laboratories	5.300	05/27/40	3,258
	3,500,000		AbbVie, Inc	2.850	05/14/23	3,691
EUR	550,000	g	AbbVie, Inc	1.250	06/01/24	631
	$8,700,000	g	AbbVie, Inc	3.800	03/15/25	9,701
	26,000,000	g	AbbVie, Inc	2.950	11/21/26	28,450
EUR	350,000	g	AbbVie, Inc	2.625	11/15/28	445
	$22,275,000	g	AbbVie, Inc	3.200	11/21/29	24,772
	12,850,000	g	AbbVie, Inc	4.050	11/21/39	14,903
	6,700,000		AbbVie, Inc	4.400	11/06/42	8,078
	2,680,000		AbbVie, Inc	4.450	05/14/46	3,253
	9,525,000	g	AbbVie, Inc	4.250	11/21/49	11,418
	5,650,000		AstraZeneca plc	3.125	06/12/27	6,292
	325,000	g	Bausch Health Cos, Inc	5.000	01/30/28	306
	2,900,000	g	Bristol-Myers Squibb Co	2.900	07/26/24	3,137
EUR	325,000		Bristol-Myers Squibb Co	1.000	05/15/25	383
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,900,000	g	Bristol-Myers Squibb Co	3.875%	08/15/25	$3,299
	13,600,000	g	Bristol-Myers Squibb Co	3.450	11/15/27	15,652
	20,175,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	23,514
	16,500,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	21,908
	10,000,000		Eli Lilly & Co	2.250	05/15/50	9,587
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	2,203
	5,075,000		Gilead Sciences, Inc	4.150	03/01/47	6,462
	125,000	g	Jaguar Holding Co II	4.625	06/15/25	127
	100,000	g	Jaguar Holding Co II	5.000	06/15/28	102
	5,650,000		Johnson & Johnson	2.450	03/01/26	6,186
	3,950,000		Johnson & Johnson	2.900	01/15/28	4,444
	3,750,000		Johnson & Johnson	3.400	01/15/38	4,429
	19,100,000		Merck & Co, Inc	1.450	06/24/30	19,138
	11,750,000		Merck & Co, Inc	2.450	06/24/50	11,792
	5,750,000		Mylan, Inc	4.550	04/15/28	6,605
	9,600,000		Novartis Capital Corp	3.000	11/20/25	10,657
EUR	1,200,000	g	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,371
	$9,700,000	h	Takeda Pharmaceutical Co Ltd	2.050	03/31/30	9,601
EUR	400,000	g	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	526
	400,000	h	Takeda Pharmaceutical Co Ltd	1.375	07/09/32	450
	$1,975,000	h	Takeda Pharmaceutical Co Ltd	3.025	07/09/40	1,990
	3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,679
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			300,653

REAL ESTATE - 2.0%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,878
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,623
	5,500,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	6,849
	5,950,000		American Tower Corp	3.000	06/15/23	6,345
	5,775,000		American Tower Corp	2.950	01/15/25	6,279
EUR	600,000		American Tower Corp	1.950	05/22/26	715
	$2,418,000		American Tower Corp	3.375	10/15/26	2,689
	10,000,000		American Tower Corp	2.750	01/15/27	10,738
	1,600,000		American Tower Corp	3.600	01/15/28	1,786
	8,850,000		American Tower Corp	3.800	08/15/29	10,056
	13,700,000		American Tower Corp	2.900	01/15/30	14,619
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,807
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,015
	1,950,000		Camden Property Trust	3.150	07/01/29	2,161
	2,150,000		Camden Property Trust	2.800	05/15/30	2,323
	3,911,000		Crown Castle International Corp	4.875	04/15/22	4,178
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,894
	1,825,000		Crown Castle International Corp	3.800	02/15/28	2,051
	19,725,000		Crown Castle International Corp	2.250	01/15/31	19,867
	4,750,000		Crown Castle International Corp	3.250	01/15/51	4,740
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	3,507
	1,600,000		Duke Realty LP	3.250	06/30/26	1,755
	2,525,000		Duke Realty LP	4.000	09/15/28	2,963
	3,125,000		Duke Realty LP	1.750	07/01/30	3,104
	3,825,000		Equinix, Inc	2.150	07/15/30	3,779
	2,754,000		Essex Portfolio LP	3.375	01/15/23	2,885
	9,100,000		Essex Portfolio LP	3.000	01/15/30	9,899
	1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,692
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	7,011
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,000,000		Healthcare Realty Trust, Inc	3.625%	01/15/28	$3,159
	1,750,000		Healthcare Realty Trust, Inc	2.400	03/15/30	1,665
	3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,714
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,752
	11,400,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	11,499
	7,950,000		Highwoods Realty LP	3.875	03/01/27	8,397
	2,900,000		Highwoods Realty LP	4.125	03/15/28	3,101
	2,875,000		Highwoods Realty LP	4.200	04/15/29	3,089
	6,000,000		Highwoods Realty LP	3.050	02/15/30	5,971
	1,833,000		Hudson Pacific Properties LP	3.950	11/01/27	1,899
	800,000		iStar, Inc	4.750	10/01/24	747
	575,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	564
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,735
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,982
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,776
	7,734,000		Mid-America Apartments LP	3.600	06/01/27	8,581
	11,100,000		Mid-America Apartments LP	2.750	03/15/30	11,738
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,650
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,820
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	3,157
EUR	360,000		ProLogis Euro Finance LLC	0.375	02/06/28	396
	350,000		ProLogis LP	3.000	06/02/26	451
	$2,700,000		ProLogis LP	2.250	04/15/30	2,842
	2,750,000		Regency Centers Corp	3.750	11/15/22	2,864
	7,225,000		Regency Centers LP	3.900	11/01/25	7,734
	4,750,000		Regency Centers LP	3.600	02/01/27	5,055
	5,500,000		Regency Centers LP	2.950	09/15/29	5,581
	2,968,000		SITE Centers Corp	3.625	02/01/25	2,991
	350,000		SITE Centers Corp	4.700	06/01/27	356
	775,000	g	VICI Properties LP	3.500	02/15/25	729
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,194
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,927
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,203
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,074
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,297
			TOTAL REAL ESTATE			292,898

RETAILING - 0.4%
	2,950,000		AutoNation, Inc	3.800	11/15/27	3,051
	100,000	g	Camelot Finance S.A.	4.500	11/01/26	100
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,954
	350,000		JD.com, Inc	3.375	01/14/30	375
	525,000	g	L Brands, Inc	6.875	07/01/25	542
	200,000	g	L Brands, Inc	9.375	07/01/25	200
	875,000	g	Lithia Motors, Inc	4.625	12/15/27	866
	300,000	g	Macy's, Inc	8.375	06/15/25	298
	5,100,000		O'Reilly Automotive, Inc	3.550	03/15/26	5,773
	6,875,000		O'Reilly Automotive, Inc	3.600	09/01/27	7,725
	4,075,000		O'Reilly Automotive, Inc	4.200	04/01/30	4,771
	1,500,000	g	PetSmart, Inc	5.875	06/01/25	1,503
	900,000	g	PetSmart, Inc	8.875	06/01/25	900
	2,775,000	g	Prosus NV	3.680	01/21/30	2,905
	750,000		QVC, Inc	4.750	02/15/27	725
	4,500,000		Target Corp	3.375	04/15/29	5,203
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$13,275,000		Target Corp	2.350%	02/15/30	$14,193
	1,350,000		Target Corp	2.650	09/15/30	1,483
			TOTAL RETAILING			59,567

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
	12,025,000	g	Broadcom, Inc	4.150	11/15/30	13,084
	15,640,000		Intel Corp	2.875	05/11/24	16,943
	4,800,000		Intel Corp	2.600	05/19/26	5,227
	7,325,000		Intel Corp	3.750	03/25/27	8,527
	2,500,000		Intel Corp	3.734	12/08/47	3,011
	2,875,000		Lam Research Corp	3.750	03/15/26	3,287
	3,275,000		Lam Research Corp	4.000	03/15/29	3,891
	1,100,000		Lam Research Corp	1.900	06/15/30	1,124
	8,075,000		Lam Research Corp	2.875	06/15/50	8,344
	5,250,000	g	NXP BV	4.875	03/01/24	5,863
	5,725,000	g	NXP BV	3.875	06/18/26	6,406
	2,450,000	g	NXP BV	3.400	05/01/30	2,636
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,733
	2,500,000		Texas Instruments, Inc	2.250	09/04/29	2,660
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	4,008
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			88,744

SOFTWARE & SERVICES - 1.2%
	4,175,000		Activision Blizzard, Inc	2.300	09/15/21	4,255
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,941
	10,050,000		Adobe, Inc	2.300	02/01/30	10,851
	2,800,000		Baidu, Inc	2.875	07/06/22	2,867
	1,725,000		Baidu, Inc	4.375	05/14/24	1,878
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	188
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	430
	$3,750,000		Fidelity National Information Services, Inc	3.750	05/21/29	4,393
	14,800,000		Fiserv, Inc	2.750	07/01/24	15,781
	17,250,000		Fiserv, Inc	3.500	07/01/29	19,370
	4,725,000		Global Payments, Inc	2.650	02/15/25	5,015
	10,275,000		Global Payments, Inc	3.200	08/15/29	11,005
	12,600,000		International Business Machines Corp	2.850	05/13/22	13,179
	25,850,000		International Business Machines Corp	3.500	05/15/29	29,872
	20,825,000		International Business Machines Corp	1.950	05/15/30	21,295
EUR	400,000		International Business Machines Corp	0.650	02/11/32	433
	$26,300,000		Microsoft Corp	2.400	08/08/26	28,712
	2,355,000		Microsoft Corp	4.100	02/06/37	3,038
	5,850,000		Microsoft Corp	3.700	08/08/46	7,337
	1,395,000		Microsoft Corp	2.525	06/01/50	1,444
	550,000	g	Open Text Holdings, Inc	4.125	02/15/30	540
	175,000	g	Presidio Holdings, Inc	4.875	02/01/27	171
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,829
	2,700,000	h	Weibo Corp	3.375	07/08/30	2,682
			TOTAL SOFTWARE & SERVICES			192,506

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
	7,025,000		Amphenol Corp	2.800	02/15/30	7,468
EUR	675,000		Amphenol Technologies Holding GmbH	2.000	10/08/28	819
	$8,075,000		Apple, Inc	2.450	08/04/26	8,773
	36,100,000		Apple, Inc	2.050	09/11/26	38,571
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
EUR	750,000		Apple, Inc	1.375%	05/24/29	$925
	$4,525,000		Apple, Inc	4.650	02/23/46	6,196
	19,975,000		Broadcom Corp	3.875	01/15/27	21,594
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	20,102
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,648
	2,075,000		Corning, Inc	4.375	11/15/57	2,394
	13,175,000	g	Dell International LLC	4.420	06/15/21	13,542
	7,050,000	g	Dell International LLC	5.300	10/01/29	7,805
	3,645,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	3,654
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,934
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	457
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,420
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			144,302

TELECOMMUNICATION SERVICES - 3.1%
	4,936,000		AT&T, Inc	3.000	06/30/22	5,155
EUR	300,000		AT&T, Inc	1.300	09/05/23	343
	$18,025,000		AT&T, Inc	3.400	05/15/25	19,820
	3,900,000		AT&T, Inc	3.600	07/15/25	4,331
	4,045,000		AT&T, Inc	2.950	07/15/26	4,374
	7,500,000		AT&T, Inc	3.800	02/15/27	8,446
	50,870,000		AT&T, Inc	4.350	03/01/29	59,300
EUR	500,000		AT&T, Inc	2.350	09/05/29	612
	$22,355,000		AT&T, Inc	4.300	02/15/30	26,118
	9,000,000		AT&T, Inc	4.500	05/15/35	10,677
	30,875,000		AT&T, Inc	4.500	03/09/48	36,230
	27,600,000		AT&T, Inc	3.650	06/01/51	28,792
	2,000,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	2,125
	2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,064
	3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,978
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	6,230
	1,325,000	g	Front Range BidCo, Inc	4.000	03/01/27	1,258
	1,700,000	g	Globo Comunicacao e Participacoes S.A.	4.875	01/22/30	1,534
	4,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	4,220
	698,000	o	Oi S.A.	10.000	07/27/25	581
	3,950,000		Orange S.A.	5.375	01/13/42	5,530
	3,800,000		Rogers Communications, Inc	3.700	11/15/49	4,182
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,425
	32,175,000	g	T-Mobile USA, Inc	3.875	04/15/30	35,861
	18,900,000	g	T-Mobile USA, Inc	2.550	02/15/31	18,967
	2,350,000	g	T-Mobile USA, Inc	4.500	04/15/50	2,768
	2,400,000	g	Turk Telekomunikasyon AS.	6.875	02/28/25	2,524
	577,000		Verizon Communications, Inc	3.376	02/15/25	640
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	470
	$3,000,000		Verizon Communications, Inc	4.125	03/16/27	3,536
	22,642,000		Verizon Communications, Inc	4.329	09/21/28	27,257
	6,600,000		Verizon Communications, Inc	3.875	02/08/29	7,811
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	491
	$10,000,000		Verizon Communications, Inc	4.016	12/03/29	11,953
	29,589,000		Verizon Communications, Inc	3.150	03/22/30	33,445
	30,220,000		Verizon Communications, Inc	4.272	01/15/36	37,414
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	405
	$10,000,000		Verizon Communications, Inc	4.000	03/22/50	12,589
	8,700,000		Vodafone Group plc	4.375	05/30/28	10,345
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$7,000,000		Vodafone Group plc	4.250%	09/17/50	$8,335
			TOTAL TELECOMMUNICATION SERVICES			452,136

TRANSPORTATION - 1.0%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,661
	9,850,000		Boeing Co	2.950	02/01/30	9,619
	3,352,000		Boeing Co	3.250	02/01/35	3,055
	1,575,000		Boeing Co	3.750	02/01/50	1,422
	5,175,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	5,617
	3,700,000		Canadian Pacific Railway Co	2.050	03/05/30	3,786
	2,040,000		CSX Corp	2.600	11/01/26	2,219
	7,125,000		CSX Corp	3.250	06/01/27	7,988
	3,500,000		CSX Corp	3.800	03/01/28	4,038
	23,495,000		CSX Corp	4.250	03/15/29	28,093
	10,650,000		CSX Corp	2.400	02/15/30	11,249
	7,925,000		CSX Corp	3.350	09/15/49	8,712
	9,250,000		Delta Air Lines, Inc	2.900	10/28/24	7,502
	2,150,000	g	Delta Air Lines, Inc	7.000	05/01/25	2,219
	4,575,000		Delta Air Lines, Inc	3.750	10/28/29	3,660
	1,450,000	g	DP World Ltd	5.625	09/25/48	1,581
EUR	400,000		FedEx Corp	1.000	01/11/23	453
	325,000		FedEx Corp	1.625	01/11/27	371
	$22,172,000		FedEx Corp	3.100	08/05/29	23,661
	1,600,000		Indian Railway Finance Corp Ltd	3.730	03/29/24	1,674
	1,975,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,953
	1,350,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,438
	1,175,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	1,178
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	235
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	585
	$6,150,000		Union Pacific Corp	3.950	09/10/28	7,300
	6,125,000		Union Pacific Corp	3.839	03/20/60	7,194
			TOTAL TRANSPORTATION			151,463

UTILITIES - 3.3%
	1,965,125	g	Adani Transmission Ltd	4.250	05/21/36	1,879
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,846
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,980
	3,475,000		Alabama Power Co	4.150	08/15/44	4,154
	7,000,000		Alabama Power Co	3.450	10/01/49	7,770
	2,500,000		Ameren Corp	3.500	01/15/31	2,795
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,950
	2,025,000		American Water Capital Corp	2.800	05/01/30	2,202
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,863
	7,175,000		American Water Capital Corp	3.750	09/01/47	8,330
	1,325,000		American Water Capital Corp	3.450	05/01/50	1,489
	6,038,000		Appalachian Power Co	4.450	06/01/45	7,395
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,448
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	7,537
	5,500,000		Baltimore Gas & Electric Co	3.200	09/15/49	5,834
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	6,699
	6,225,000		Black Hills Corp	4.250	11/30/23	6,778
	1,575,000		Black Hills Corp	3.150	01/15/27	1,655
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,712
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,686
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,675,000		CMS Energy Corp	3.600%	11/15/25	$5,088
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,955
	8,250,000		Commonwealth Edison Co	3.000	03/01/50	8,696
	3,325,000		Consumers Energy Co	2.500	05/01/60	3,170
	4,125,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	4,349
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,830
	13,775,000		DTE Electric Co	2.250	03/01/30	14,498
	3,250,000		DTE Electric Co	2.950	03/01/50	3,397
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,901
	8,675,000		Duke Energy Corp	2.650	09/01/26	9,405
	5,000,000		Duke Energy Florida LLC	3.400	10/01/46	5,632
	1,782,959		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,784
	11,425,000		Duke Energy Indiana LLC	2.750	04/01/50	11,494
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,572
	3,200,000		Enel Chile S.A.	4.875	06/12/28	3,568
	5,700,000		Entergy Corp	2.950	09/01/26	6,290
	3,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,859
	7,000,000		Eversource Energy	3.450	01/15/50	7,465
	2,475,000		Exelon Corp	4.050	04/15/30	2,857
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,821
	925,000		Florida Power & Light Co	2.850	04/01/25	1,012
	5,775,000		Florida Power & Light Co	3.990	03/01/49	7,419
	4,550,000		Florida Power & Light Co	3.150	10/01/49	5,171
	1,000,000	g	Grupo Energia Bogota S.A. ESP	4.875	05/15/30	1,047
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	4,072
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,756
	4,525,000	g	Israel Electric Corp Ltd	4.250	08/14/28	5,115
	350,000	g	Kallpa Generacion SA	4.125	08/16/27	357
	3,475,000	g	KazTransGas JSC	4.375	09/26/27	3,715
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,978
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,019
	6,975,000		MidAmerican Energy Co	3.650	04/15/29	8,323
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	7,281
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,045
	2,625,000	g	Narragansett Electric Co	3.395	04/09/30	2,956
	7,350,000		Nevada Power Co	2.400	05/01/30	7,812
	3,335,000		Nevada Power Co	5.450	05/15/41	4,321
	5,725,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	6,171
	17,000,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	17,464
	7,100,000		NiSource, Inc	3.490	05/15/27	8,028
	10,840,000		NiSource, Inc	3.600	05/01/30	12,386
	3,600,000		Northern States Power Co	2.900	03/01/50	3,935
	6,225,000		Northern States Power Co	2.600	06/01/51	6,275
	1,675,000		NSTAR Electric Co	3.950	04/01/30	2,009
EUR	230,000		NTPC Ltd	2.750	02/01/27	253
	$3,600,000		Ohio Power Co	2.600	04/01/30	3,864
	6,150,000		Ohio Power Co	4.150	04/01/48	7,571
	6,150,000		Ohio Power Co	4.000	06/01/49	7,453
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,768
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,829
	2,775,000		PECO Energy Co	3.000	09/15/49	2,932
	3,700,000		PECO Energy Co	2.800	06/15/50	3,818
	1,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,563
	3,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,158
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$650,000	g	Perusahaan Listrik Negara PT	3.875%	07/17/29	$678
3,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	3,033
200,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	218
750,000		Potomac Electric Power Co	7.900	12/15/38	1,125
4,300,000		PPL Capital Funding, Inc	3.950	03/15/24	4,659
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,043
2,925,000	g	Promigas S.A. ESP	3.750	10/16/29	2,867
9,725,000		PSEG Power LLC	3.850	06/01/23	10,501
2,100,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	2,143
3,000,000		Public Service Co of Colorado	4.050	09/15/49	3,727
4,450,000		Public Service Co of Colorado	3.200	03/01/50	4,972
2,825,000		Public Service Electric & Gas Co	3.200	08/01/49	3,146
7,970,000		Public Service Electric & Gas Co	3.150	01/01/50	8,753
7,775,000		Public Service Electric and Gas Co	2.700	05/01/50	8,048
8,475,000		Southern Co Gas Capital Corp	3.875	11/15/25	9,377
2,125,000		Southern Co Gas Capital Corp	4.400	06/01/43	2,399
2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	2,207
8,250,000		Southern Power Co	2.500	12/15/21	8,457
7,825,000		Southern Power Co	4.150	12/01/25	8,940
2,440,000		Southwestern Public Service Co	3.400	08/15/46	2,669
3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,781
3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,604
3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,685
12,379,000		Virginia Electric & Power Co	3.800	04/01/28	14,356
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,707
2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,334
2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,512
		TOTAL UTILITIES			494,450

		TOTAL CORPORATE BONDS			5,959,893
		(Cost $5,543,858)

GOVERNMENT BONDS - 37.0%

AGENCY SECURITIES - 1.8%
3,087,487		AMAL Ltd	3.465	08/21/21	3,136
2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,592
3,516,000		Canal Barge Co, Inc	4.500	11/12/34	4,238
34,475,246		CES MU2 LLC	1.994	05/13/27	35,694
5,280,000		DY8 Leasing LLC	2.627	04/29/26	5,535
8,043,140		DY9 Leasing LLC	2.372	03/19/27	8,429
3,090,673		Export Lease Ten Co LLC	1.650	05/07/25	3,140
861,018		Helios Leasing I LLC	2.018	05/29/24	880
9,214,896		Helios Leasing II LLC	2.668	03/18/25	9,594
10,154,454		HNA LLC	2.291	06/30/27	10,647
11,395,000		Lutheran Medical Center	1.982	02/20/30	11,780
6,525,000		Montefiore Medical Center	2.152	10/20/26	6,737
2,545,575		MSN 41079 and 41084 Ltd	1.631	12/14/24	2,604
11,375,000		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	12,943
2,489,134		Premier Aircraft Leasing	3.576	02/06/22	2,541
24,000,000	g	Private Export Funding Corp (PEFCO)	3.266	11/08/21	24,887
35,000,000		PEFCO	4.300	12/15/21	36,932
25,747,000		PEFCO	2.050	11/15/22	26,500
8,225,000		PEFCO	1.750	11/15/24	8,666
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,000,000	g	Reliance Industries Ltd	3.667%	11/30/27	$3,224
	2,390,517		Santa Rosa Leasing LLC	1.693	08/15/24	2,428
	21,188,720		Tagua Leasing LLC	1.900	07/12/24	21,594
	11,655,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	11,803
	5,962,951		Windermere Aviation LLC	2.351	05/27/26	6,219
	13,837,812		Zarapito Leasing LLC	2.628	11/12/26	14,597
			TOTAL AGENCY SECURITIES			277,340

FOREIGN GOVERNMENT BONDS - 5.7%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,331
	2,000,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	2,091
	5,400,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	5,619
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,594
	1,010,000	†	Argentina Republic Government International Bond	5.625	01/26/22	419
AUD	400,000		Australia Government International Bond	2.250	05/21/28	308
	$3,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,014
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,657
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,815
	17,400,000	g	BNG Bank NV	3.000	09/20/23	18,842
	3,120,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,136
	2,225,000		Brazilian Government International Bond	3.875	06/12/30	2,146
	5,700,000		Brazilian Government International Bond	5.625	02/21/47	5,899
EUR	1,450,000	j	Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/30	1,705
	$4,000,000	g	Caisse d'Amortissement de la Dette Sociale	1.875	02/12/22	4,097
EUR	400,000		Caisse d'Amortissement de la Dette Sociale	1.375	11/25/24	484
CAD	1,300,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,024
	1,550,000		Canadian Government International Bond	1.500	02/01/22	1,164
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,220
	$3,050,000		Chile Government International Bond	2.550	01/27/32	3,172
CNY	9,700,000		China Government International Bond	2.940	10/17/24	1,395
	47,400,000		China Government International Bond	3.120	12/05/26	6,808
	18,900,000		China Government International Bond	3.860	07/22/49	2,788
NOK	7,000,000		City of Oslo Norway	2.050	10/31/24	761
	$7,650,000		Colombia Government International Bond	3.000	01/30/30	7,554
	625,000		Colombia Government International Bond	3.125	04/15/31	620
	2,100,000		Colombia Government International Bond	5.000	06/15/45	2,357
	4,100,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,061
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,812
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	18,607
CZK	18,000,000		Czech Republic Government International Bond	0.450	10/25/23	761
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	762
	$2,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	1,842
	400,000	†,g	Ecuador Government International Bond	7.875	03/27/25	177
	1,725,000	g	Egypt Government International Bond	5.577	02/21/23	1,761
	500,000	g	Egypt Government International Bond	4.550	11/20/23	494
	425,000	g	Egypt Government International Bond	5.750	05/29/24	426
EGP	19,025,000		Egypt Government International Bond	15.900	07/02/24	1,243
	$725,000	g	Egypt Government International Bond	7.600	03/01/29	737
EUR	1,100,000	g	Egypt Government International Bond	5.625	04/16/30	1,110
	700,000	g	Egypt Government International Bond	6.375	04/11/31	724
	$2,700,000	g	Egypt Government International Bond	8.500	01/31/47	2,623
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	1,172
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$10,000,000		European Investment Bank	2.500%	04/15/21	$10,173
	3,500,000		European Investment Bank	4.875	02/15/36	5,324
	4,000,000	g	Export-Import Bank of India	3.875	02/01/28	4,138
EUR	1,100,000	g	Finland Government International Bond	0.500	09/15/29	1,320
	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,541
	2,650,000		French Republic Government Bond OAT	0.750	11/25/28	3,233
	1,820,000		French Republic Government Bond OAT	1.250	05/25/34	2,371
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,860
	$2,325,000	g	Ghana Government International Bond	8.125	03/26/32	2,179
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	902
	3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,742
	450,000	g	Guatemala Government International Bond	4.375	06/05/27	466
	200,000	g	Guatemala Government International Bond	5.375	04/24/32	221
	600,000	g	Guatemala Government International Bond	6.125	06/01/50	694
EUR	2,725,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	3,252
	1,500,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	2,061
	1,650,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	1,903
	$3,625,000	g	Honduras Government International Bond	6.250	01/19/27	3,859
	350,000	g	Honduras Government International Bond	5.625	06/24/30	356
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	2,111
IDR	7,750,000,000		Indonesia Treasury Bond	8.125	05/15/24	573
	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,928
	19,350,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,324
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	402
	900,000		Inter-American Development Bank	2.750	10/30/25	683
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	909
NZD	941,000		International Bank for Reconstruction & Development	3.375	01/25/22	634
AUD	400,000		International Bank for Reconstruction & Development	2.200	02/27/24	291
CAD	1,300,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,009
	$2,050,000	g	Iraq Government International Bond	5.800	01/15/28	1,848
	6,200,000		Israel Government International Bond	3.250	01/17/28	7,002
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,597
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,365
	$4,375,000		Israel Government International Bond	4.125	01/17/48	5,423
EUR	1,250,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	1,407
	3,500,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,201
	3,345,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	3,847
	1,225,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,603
	1,550,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	2,350
	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,050
	$1,909,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,874
	2,850,000		Jamaica Government International Bond	7.875	07/28/45	3,481
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	6,535
	2,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	2,005
	2,700,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,727
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	4,049
	6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	7,225
JPY	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,067
	$2,500,000	g	Japan Finance Organization for Municipalities	1.000	05/21/25	2,519
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
JPY	103,000,000		Japan Finance Organization for Municipalities		0.484%	06/13/25	$976
	140,000,000		Japan Finance Organization for Municipalities		0.020	03/13/26	1,296
	76,000,000		Japan Government Five Year Bond		0.100	06/20/23	709
	440,000,000		Japan Government Ten Year Bond		0.100	09/20/26	4,124
	369,000,000		Japan Government Ten Year Bond		0.100	12/20/26	3,459
	122,000,000		Japan Government Ten Year Bond		0.100	06/20/29	1,140
	162,000,000		Japan Government Ten Year Bond		0.100	12/20/29	1,511
	350,000,000		Japan Government Thirty Year Bond		2.400	11/20/31	4,079
	350,000,000		Japan Government Thirty Year Bond		2.300	05/20/32	4,067
	418,000,000		Japan Government Thirty Year Bond		2.500	09/20/34	5,094
	450,000,000		Japan Government Thirty Year Bond		0.500	09/20/46	4,130
	530,000,000		Japan Government Twenty Year Bond		1.900	03/22/21	4,983
	93,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	900
	219,000,000		Japan Government Twenty Year Bond		0.500	12/20/38	2,068
	153,000,000		Japan Government Twenty Year Bond		0.300	06/20/39	1,391
	379,000,000		Japan Government Two Year Bond		0.100	03/01/22	3,525
	$3,000,000	g	Jordan Government International Bond		4.950	07/07/25	3,000
	1,000,000	g	Jordan Government International Bond		5.750	01/31/27	1,034
	1,525,000	g	Kenya Government International Bond		6.875	06/24/24	1,547
	2,350,000	g	Kenya Government International Bond		7.000	05/22/27	2,313
EUR	1,875,000	g,j	Kingdom of Belgium Government International Bond		0.000	10/22/27	2,149
	1,080,000		Kingdom of Belgium Government International Bond		1.250	04/22/33	1,402
	$1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,931
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,778
	5,000,000	g	Kommunalbanken AS.		2.250	01/25/22	5,148
	2,600,000	g	Kommunalbanken AS.		2.750	02/05/24	2,815
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	589
	$3,000,000	g	Kommunalbanken AS.		1.125	06/14/30	3,033
	4,500,000	g	Kommuninvest I Sverige AB		2.250	05/29/21	4,577
	2,833,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	2,975
	4,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	0.868	03/12/21	3,999
	6,975,000	g	Korea Electric Power Corp		1.125	06/15/25	6,986
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,713
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	6,032
KRW	4,630,000,000		Korea Treasury Bond		1.375	09/10/21	3,883
	1,220,000,000		Korea Treasury Bond		1.875	03/10/22	1,033
	1,270,000,000		Korea Treasury Bond		1.500	03/10/25	1,074
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,517
	2,380,000,000		Korea Treasury Bond		2.375	09/10/38	2,224
	$45,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	45,287
	18,750,000		Kreditanstalt fuer Wiederaufbau		2.625	01/25/22	19,439
	5,750,000	g	Kuwait Government International Bond		2.750	03/20/22	5,926
	1,750,000	†,q	Lebanon Government International Bond		6.750	11/29/27	299
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	5,714
MYR	3,100,000		Malaysia Government International Bond		4.893	06/08/38	843
MXN	23,500,000		Mexican Bonos		5.750	03/05/26	1,049
	14,300,000		Mexican Bonos		7.750	05/29/31	703
	$3,000,000		Mexico Government International Bond		4.150	03/28/27	3,210
	6,250,000		Mexico Government International Bond		3.250	04/16/30	6,194
	6,051,000		Mexico Government International Bond		6.050	01/11/40	7,367
	3,000,000	g	Mongolia Government International Bond		5.125	12/05/22	2,970
EUR	900,000	g	Morocco Government International Bond		1.500	11/27/31	935

348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,750,000	g	Morocco Government International Bond	5.500%	12/11/42	$7,014
	2,500,000	g	Nacional Financiera SNC	3.375	11/05/20	2,500
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	3,116
	4,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	4,608
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	5,134
	4,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	4,256
EUR	1,075,000	g	Netherlands Government International Bond	0.750	07/15/28	1,323
	400,000	g	Netherlands Government International Bond	2.750	01/15/47	772
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	409
NZD	1,450,000		New Zealand Government International Bond	2.750	04/15/25	1,038
	1,350,000		New Zealand Government International Bond	3.000	04/20/29	1,033
	$4,600,000	g	Nigeria Government International Bond	6.500	11/28/27	4,357
EUR	850,000	g	North Macedonia Government International Bond	3.675	06/03/26	969
NOK	36,880,000	g	Norway Government International Bond	1.375	08/19/30	4,105
	$1,500,000	g	Oman Government International Bond	6.000	08/01/29	1,393
	21,300,000	g	OMERS Finance Trust	2.500	05/02/24	22,737
	15,000,000	g	Ontario Teachers' Finance Trust	1.625	09/12/24	15,533
	4,000,000		Panama Government International Bond	4.300	04/29/53	4,765
	6,455,000	g	Panama Notas del Tesoro	3.750	04/17/26	6,745
	1,650,000	g	Paraguay Government International Bond	4.700	03/27/27	1,803
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,071
	4,275,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	4,558
	9,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	10,380
	4,475,000		Peruvian Government International Bond	4.125	08/25/27	5,142
PEN	14,725,000	g	Peruvian Government International Bond	5.400	08/12/34	4,380
	$364,584	g	Petroamazonas EP	4.625	12/06/21	257
EUR	900,000	g	Portugal Obrigacoes do Tesouro OT	0.700	10/15/27	1,048
	1,525,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	1,949
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	15,573
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,903
	$10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,896
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	26,826
CAD	1,300,000		Province of New Brunswick Canada	3.100	08/14/28	1,090
	$25,000,000		Province of Ontario Canada	3.050	01/29/24	27,191
	22,500,000		Province of Quebec Canada	3.500	07/29/20	22,550
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,356
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	9,232
	2,000,000	†,g	Provincia de Mendoza Argentina	8.375	05/19/24	1,040
	1,375,000	g	Qatar Government International Bond	3.400	04/16/25	1,495
	2,050,000	g	Qatar Government International Bond	3.750	04/16/30	2,328
EUR	850,000	g	Republic of Austria Government International Bond	0.750	02/20/28	1,035
	$1,700,000	g	Republic of Belarus International Bond	7.625	06/29/27	1,748
	1,000,000		Republic of Italy Government International Bond	2.375	10/17/24	1,012
	8,000,000		Republic of Italy Government International Bond	4.000	10/17/49	8,100
	2,000,000	g	Republic of Paraguay	6.100	08/11/44	2,460
PLN	3,475,000		Republic of Poland Government International Bond	5.750	09/23/22	988
	6,825,000		Republic of Poland Government International Bond	3.250	07/25/25	1,939
	2,825,000		Republic of Poland Government International Bond	2.750	10/25/29	803
	$2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,415
	3,225,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	3,393
EUR	600,000	g	Romanian Government International Bond	2.000	01/28/32	625
RUB	72,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	979
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$500,000	g	Saudi Government International Bond	2.500%	02/03/27	$512
	6,775,000	g	Saudi Government International Bond	4.500	04/17/30	7,981
	3,500,000	g	Saudi Government International Bond	3.750	01/21/55	3,563
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,084
	$2,000,000	g	Senegal Government International Bond	6.250	05/23/33	2,030
	2,000,000	g	Senegal Government International Bond	6.750	03/13/48	1,929
EUR	1,250,000	g	Serbia Government International Bond	1.500	06/26/29	1,311
RSD	96,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,090
	31,700,000		Serbia Treasury Bonds	4.500	08/20/32	325
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,240
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	804
	15,100,000		South Africa Government International Bond	8.750	01/31/44	686
	$3,850,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	4,426
EUR	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,229
	845,000	g	Spain Government International Bond	1.400	07/30/28	1,037
	1,475,000	g	Spain Government International Bond	0.600	10/31/29	1,693
	2,350,000	g	Spain Government International Bond	1.200	10/31/40	2,698
	$750,000	g	Sri Lanka Government International Bond	6.850	03/14/24	521
	1,000,000	g	Sri Lanka Government International Bond	6.825	07/18/26	654
	3,700,000		State of Israel	3.375	01/15/50	4,053
	5,280,000		Svensk Exportkredit AB	1.625	11/14/22	5,433
	9,590,000		Svensk Exportkredit AB	1.750	12/12/23	10,023
THB	48,800,000		Thailand Government International Bond	3.300	06/17/38	1,958
UAH	25,000,000		Ukraine Government International Bond	17.000	05/11/22	1,025
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,139
	5,800,000	g	Ukraine Government International Bond	4.375	01/27/30	5,574
GBP	1,800,000		United Kingdom Gilt	0.500	07/22/22	2,257
	3,050,000		United Kingdom Gilt	1.625	10/22/28	4,268
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,468
	2,450,000		United Kingdom Gilt	1.750	09/07/37	3,631
	900,000		United Kingdom Gilt	1.500	07/22/47	1,356
	775,000		United Kingdom Gilt	1.625	10/22/54	1,263
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	469
	$4,357,410	h	Uruguay Government International Bond	4.375	01/23/31	5,093
AUD	2,735,000		Western Australian Treasury Corp	2.750	07/24/29	2,126
			TOTAL FOREIGN GOVERNMENT BONDS			844,427

MORTGAGE BACKED - 17.6%
	7,732,106		Federal Home Loan Mortgage Corp (FHLMC)	3.000	10/15/33	8,645
	21,802,701		FHLMC	3.500	08/15/43	22,570
	12,152,776		FHLMC	3.500	03/15/44	13,344
	10,090,288	i	FHLMC	5.735	03/15/44	2,100
	31,275,336		FHLMC	4.000	10/01/47	34,981
	19,320,704	i	FHLMC	9.624	06/15/48	24,319
	26,086,706		FHLMC	3.000	09/01/48	27,595
	16,022,625	i	FHLMC	9.544	10/15/48	20,452
	37,158,826		FHLMC	3.000	11/01/49	39,564
	316		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	0	^
	3,262		FGLMC	7.000	05/01/23	3
	18,870		FGLMC	8.000	01/01/31	20
	4,914		FGLMC	7.000	01/01/32	5
	442,057		FGLMC	4.500	07/01/33	483
	3,015,765		FGLMC	7.000	12/01/33	3,535
	800,444		FGLMC	4.500	10/01/34	867
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$587,198		FGLMC		4.500%	04/01/35	$641
901,876		FGLMC		7.000	05/01/35	1,050
2,538,916		FGLMC		5.000	06/01/36	2,913
940,386		FGLMC		5.000	07/01/39	1,079
123,916		FGLMC		4.500	12/01/43	137
79,969		FGLMC		4.500	02/01/44	89
2,992,372		FGLMC		4.500	10/01/44	3,319
1,205,059		FGLMC		4.500	11/01/44	1,336
1,934,028		FGLMC		4.500	11/01/44	2,145
1,185,319		FGLMC		4.500	12/01/44	1,315
828,834		FGLMC		4.500	12/01/44	905
5,815,612		FGLMC		3.500	04/01/45	6,383
821,355		FGLMC		4.500	05/01/45	875
27,606,404		FGLMC		3.500	08/01/45	30,460
47,290,151		FGLMC		3.500	10/01/45	51,703
27,677,694		FGLMC		4.000	12/01/45	30,539
71,658,996		FGLMC		3.500	08/01/46	78,267
101,851,564		FGLMC		3.000	01/01/47	107,625
80,266,973		FGLMC		3.000	02/01/47	84,881
2,631,875		FGLMC		4.500	06/01/47	2,919
5,335,360		FGLMC		4.000	09/01/47	5,813
5,531,559		FGLMC		3.500	12/01/47	6,045
25,847,998		FGLMC		3.500	03/01/48	28,241
31,516,002		FGLMC		4.000	03/01/48	34,825
15,784,828		FGLMC		4.000	07/01/48	17,285
23,672,150		FGLMC		4.500	08/01/48	26,283
11,127,264		FGLMC		4.500	10/01/48	12,348
14,779,554		FGLMC		3.500	11/01/48	16,148
30,099		Federal National Mortgage Association (FNMA)		8.000	07/01/24	33
7,658		FNMA		9.000	11/01/25	8
5,161,700		FNMA		3.500	05/01/32	5,470
38,721,310		FNMA		3.000	10/01/32	40,689
461,735		FNMA		4.500	10/01/33	505
824,373		FNMA		4.500	05/01/35	899
5,226,688		FNMA		5.000	05/01/35	5,996
2,352,154		FNMA		5.000	10/01/35	2,702
1,994,184		FNMA		5.000	02/01/36	2,289
4,286,875		FNMA		5.500	11/01/38	4,924
4,450,741		FNMA		3.000	10/01/39	4,689
31,617,396		FNMA		3.000	05/01/40	33,365
4,477,767		FNMA		5.000	09/01/40	5,144
6,769,695		FNMA		5.000	05/01/41	7,780
24,216,468		FNMA		4.000	09/01/42	26,374
13,108,785		FNMA		3.500	04/01/43	14,334
6,299,950		FNMA		3.000	04/25/43	6,621
11,489,120		FNMA		3.500	09/01/43	12,558
11,839,757	i	FNMA	LIBOR 1 M + 5.950%	5.766	09/25/43	2,684
5,815,979		FNMA		4.000	01/01/44	6,430
9,331,305		FNMA		4.500	03/01/44	10,422
5,589,203		FNMA		4.500	06/01/44	6,201
5,782,888		FNMA		4.500	10/01/44	6,417
10,689,292		FNMA		4.500	11/01/44	11,858
3,652,868		FNMA		5.000	11/01/44	4,190
3,378,333		FNMA		4.500	12/01/44	3,750
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,856,329		FNMA	4.000%	01/01/45	$5,290
31,061,545		FNMA	3.000	02/25/45	32,508
6,907,925		FNMA	3.000	02/25/45	7,125
493,580		FNMA	3.500	03/01/45	542
365,179		FNMA	3.500	03/01/45	401
1,248,788		FNMA	4.500	03/01/45	1,384
9,007,434		FNMA	3.000	03/25/45	9,362
526,856		FNMA	4.500	04/01/45	585
26,139,066		FNMA	3.500	04/25/45	27,225
12,458,364		FNMA	3.500	05/01/45	13,742
6,853,128		FNMA	4.000	06/01/45	7,516
10,527,740		FNMA	4.000	12/01/45	11,629
53,972,386		FNMA	3.000	12/25/45	56,386
17,050,028		FNMA	3.500	01/01/46	18,637
30,312,639		FNMA	4.000	01/01/46	33,516
884,784		FNMA	4.000	03/01/46	971
15,057,446		FNMA	3.500	06/01/46	16,459
16,849,344		FNMA	3.500	07/01/46	18,418
29,260,291		FNMA	3.500	07/01/46	31,956
7,141,880		FNMA	3.000	10/01/46	7,400
17,248,158		FNMA	3.500	10/01/46	18,854
26,930,307		FNMA	3.000	11/01/46	28,443
34,738,901		FNMA	3.500	12/01/46	36,868
100,592,811		FNMA	3.500	01/01/47	106,615
7,166,082		FNMA	3.000	04/25/47	7,665
8,026,742		FNMA	4.500	05/01/47	8,920
2,984,861		FNMA	3.500	08/01/47	3,193
3,336,072		FNMA	3.500	09/01/47	3,562
11,090,866		FNMA	4.000	09/01/47	11,840
624,988		FNMA	4.000	09/01/47	665
1,689,838		FNMA	3.000	11/01/47	1,751
4,642,492		FNMA	3.000	11/01/47	4,808
12,596,008		FNMA	3.500	11/01/47	13,794
43,629,823		FNMA	4.000	12/01/47	48,230
13,254,851	h	FNMA	4.000	12/01/47	14,129
29,223,162		FNMA	3.500	01/01/48	32,036
3,041,271		FNMA	3.500	01/01/48	3,315
13,193,325		FNMA	4.500	01/01/48	14,777
9,752,412		FNMA	3.500	02/01/48	10,288
11,625,249		FNMA	4.500	02/01/48	13,015
108,136,374		FNMA	3.000	02/25/48	114,757
12,355,425		FNMA	4.000	03/01/48	13,649
48,909,762		FNMA	4.500	03/01/48	54,759
106,974,940		FNMA	4.000	04/01/48	113,515
9,348,854		FNMA	4.500	05/01/48	10,467
6,936,477		FNMA	4.500	05/01/48	7,766
19,061,057		FNMA	5.000	08/01/48	21,615
15,618,761	j	FNMA	0.000	11/25/48	14,520
15,618,761		FNMA	3.000	11/25/48	1,720
7,449,856		FNMA	3.000	06/01/49	7,710
5,835,969		FNMA	3.000	08/01/49	6,342
49,000,000	h	FNMA	2.000	07/25/50	50,120
228,000,000	h	FNMA	2.500	07/25/50	237,592
184,000,000	h	FNMA	3.000	07/25/50	193,732
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,912,082		Government National Mortgage Association (GNMA)	3.700%	10/15/33	$14,204
447,445		GNMA	5.000	04/15/38	511
403,817		GNMA	6.500	11/20/38	471
60,496		GNMA	4.500	02/20/39	70
1,506,380		GNMA	5.000	06/15/39	1,725
878,781		GNMA	5.000	06/15/39	1,006
10,780,757		GNMA	3.700	08/15/40	11,600
81,547		GNMA	4.500	08/20/41	92
286,648		GNMA	4.500	09/20/41	329
57,106		GNMA	4.500	01/20/44	66
50,444		GNMA	4.500	02/20/44	57
129,335		GNMA	4.500	05/20/44	149
815,814		GNMA	4.500	05/20/44	938
931,443		GNMA	4.500	08/20/44	1,070
602,396		GNMA	4.500	09/20/44	693
359,548		GNMA	4.500	10/20/44	409
142,103		GNMA	4.500	11/20/44	153
591,921		GNMA	4.500	12/20/44	681
791,625		GNMA	4.500	02/20/45	889
919,886		GNMA	4.500	08/20/45	1,058
928,092		GNMA	4.500	08/20/45	1,068
857,965		GNMA	4.500	12/20/45	987
11,792,541		GNMA	4.000	06/20/46	1,382
30,000,000	h	GNMA	3.000	07/20/47	31,775
19,173,524		GNMA	3.500	01/20/49	20,967
		TOTAL MORTGAGE BACKED			2,604,818

MUNICIPAL BONDS - 5.0%
14,595,000		Bay Area Toll Authority	3.552	04/01/54	15,638
2,975,000		Chicago Housing Authority	3.682	01/01/25	3,244
245,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	263
1,000,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	1,109
845,000		City & County of San Francisco CA Community Facilities District	3.750	09/01/37	895
2,950,000		City & County of San Francisco CA Community Facilities District	4.221	09/01/39	3,247
2,000,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	2,112
8,080,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	8,440
6,590,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	6,993
8,025,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	8,645
4,940,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	5,409
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	5,149
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,903
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,457
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,384
7,470,000		City of New York NY	3.010	08/01/24	7,953

353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,870,000	City of New York NY	3.430%	12/01/24	$5,312
4,940,000	City of New York NY	3.200	12/01/26	5,381
2,025,000	City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,106
1,575,000	City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,652
20,000,000	City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	21,746
7,215,000	Commonwealth Financing Authority	3.864	06/01/38	8,494
19,355,000	Commonwealth Financing Authority	3.807	06/01/41	22,745
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,885
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,527
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,534
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,575
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,608
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,355
4,365,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,508
2,375,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,490
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,578
3,940,000	County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	3,992
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,939
4,700,000	County of Miami-Dade FL Aviation Revenue	2.529	10/01/30	4,639
3,730,000	County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,670
3,900,000	County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,831
9,160,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	9,789
7,890,000	Denver City & County School District No	4.242	12/15/37	9,511
2,000,000	Duke University	3.199	10/01/38	2,191
39,400,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	39,400
5,080,000	Illinois Finance Authority	3.944	08/15/47	5,620
1,000,000	Los Angeles County Redevelopment Agency	2.000	09/01/22	1,016
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,357
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	5,036
2,000,000	Menlo Park City School District	2.969	07/01/38	2,098
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,584
3,000,000	Michigan Finance Authority	2.244	11/01/22	3,071
13,330,000	Michigan Finance Authority	2.862	09/01/49	13,498
14,000,000	Michigan Finance Authority	2.988	09/01/49	14,117
500,000	New Jersey Economic Development Authority	3.700	06/15/21	510
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,138
870,000	New York City Housing Development Corp	3.403	05/01/22	907
750,000	New York City Housing Development Corp	3.453	11/01/22	788
1,360,000	New York City Housing Development Corp	3.523	05/01/23	1,450
1,815,000	New York City Housing Development Corp	3.573	11/01/23	1,948
1,000,000	New York City Housing Development Corp	3.650	05/01/24	1,090
5,680,000	New York State Dormitory Authority	3.998	07/01/39	6,121
10,605,000	New York State Dormitory Authority	4.294	07/01/44	11,717
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,332
5,000,000	New York State Thruway Authority	2.256	01/01/25	5,102
6,460,000	New York State Thruway Authority	2.406	01/01/26	6,604
4,750,000	New York State Thruway Authority	2.500	01/01/27	4,870
855,000	Oklahoma City Economic Development Trust	3.172	09/01/21	874
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,168
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$810,000	Oklahoma City Economic Development Trust	3.440%	09/01/24	$876
2,350,000	Oregon State Lottery	2.505	04/01/24	2,438
3,500,000	Palm Beach County Solid Waste Authority	2.083	10/01/21	3,555
2,320,000	Permanent University Fund	2.258	07/01/20	2,320
2,160,000	Permanent University Fund	2.408	07/01/21	2,204
2,750,000	Permanent University Fund	2.508	07/01/22	2,866
2,855,000	Permanent University Fund	2.608	07/01/23	3,036
3,250,000	Permanent University Fund	2.708	07/01/24	3,520
2,335,000	Permanent University Fund	2.808	07/01/25	2,576
3,775,000	Permanent University Fund	2.908	07/01/26	4,210
4,000,000	Permanent University Fund	3.008	07/01/27	4,518
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,077
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,594
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,605
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,080
7,500,000	Port of Morrow OR	1.582	09/01/20	7,506
2,075,000	Port of Morrow OR	1.782	09/01/21	2,093
4,355,000	Public Finance Authority	4.269	07/01/40	4,907
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,019
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,030
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,299
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,868
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,689
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	744
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	963
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport	3.046	05/01/22	6,141
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	6,892
335,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	344
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	1,410
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	1,443
13,060,000	State of California	4.600	04/01/38	15,262
3,060,000	State of Georgia	2.000	07/01/20	3,060
3,215,000	State of Georgia	2.150	07/01/21	3,252
3,465,000	State of Georgia	1.910	02/01/23	3,544
3,905,000	State of Georgia	2.750	07/01/25	4,038
4,100,000	State of Georgia	2.850	07/01/26	4,246
4,305,000	State of Georgia	2.950	07/01/27	4,464
4,520,000	State of Georgia	3.050	07/01/28	4,692
3,245,000	State of Georgia	3.150	07/01/29	3,372
12,500,000	State of Illinois	2.250	06/15/21	12,361
12,500,000	State of Illinois	3.150	06/15/26	11,971
12,500,000	State of Illinois	3.250	06/15/27	11,894
27,150,000	State of Illinois	5.100	06/01/33	27,542
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$20,000,000		State of Michigan	1.579%	11/01/20	$20,047
13,000,000		State of Michigan	1.779	11/01/21	13,163
7,000,000		State of Michigan	1.966	11/01/22	7,178
3,510,000		State of Oregon	1.783	05/01/24	3,649
9,700,000		State of Oregon Department of Administrative Services	4.103	05/01/39	10,617
9,900,000		State of Wisconsin	3.154	05/01/27	10,996
6,000,000		University of California	2.570	05/15/22	6,211
25,860,000		University of California	3.063	07/01/25	28,353
10,230,000		University of California	4.601	05/15/31	12,417
17,045,000		University of California	3.931	05/15/45	20,334
21,000,000		University of Chicago	4.151	10/01/45	21,494
7,620,000		University of Massachusetts Building Authority	3.097	11/01/35	8,115
13,000,000		University of Massachusetts Building Authority	3.434	11/01/40	14,098
20,000,000		University of New Mexico	3.532	06/20/32	21,285
835,000		Utah Municipal Power Agency	1.823	07/01/20	835
500,000		Utah Municipal Power Agency	2.023	07/01/21	503
1,750,000		Utah Municipal Power Agency	2.262	07/01/22	1,782
1,500,000		Utah Municipal Power Agency	2.512	07/01/23	1,547
2,160,000		Virginia Port Authority	4.228	07/01/36	2,340
390,000		Washington Convention & Sports Authority	3.969	10/01/30	396
		TOTAL MUNICIPAL BONDS			744,196

U.S. TREASURY SECURITIES - 6.9%
42,427,000		United States Treasury Bond	4.500	02/15/36	64,932
4,500,000		United States Treasury Bond	4.750	02/15/37	7,175
22,750,000		United States Treasury Bond	3.500	02/15/39	32,179
11,900,000		United States Treasury Bond	3.875	08/15/40	17,731
19,135,000		United States Treasury Bond	4.375	05/15/41	30,425
16,434,000		United States Treasury Bond	3.750	08/15/41	24,208
6,000,000		United States Treasury Bond	2.750	11/15/42	7,683
56,375,000		United States Treasury Bond	3.625	08/15/43	82,321
35,680,000		United States Treasury Bond	3.000	05/15/45	47,891
81,710,000		United States Treasury Bond	2.875	08/15/45	107,669
67,140,000		United States Treasury Bond	2.500	05/15/46	83,233
1,075,000		United States Treasury Bond	3.000	05/15/47	1,464
58,160,000		United States Treasury Bond	2.750	11/15/47	76,056
24,595,000		United States Treasury Bond	3.125	05/15/48	34,451
52,015,000		United States Treasury Bond	3.000	08/15/48	71,492
55,120,000		United States Treasury Bond	3.375	11/15/48	80,951
2,850,000		United States Treasury Bond	2.000	02/15/50	3,262
31,114,080	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	32,734
138,785,000		United States Treasury Note	0.125	05/31/22	138,682
80,270,000		United States Treasury Note	0.250	06/15/23	80,439
4,000,000		United States Treasury Note	1.250	05/15/50	3,843
		TOTAL U.S. TREASURY SECURITIES			1,028,821

		TOTAL GOVERNMENT BONDS			5,499,602
		(Cost $5,112,980)

STRUCTURED ASSETS - 18.4%

ASSET BACKED - 8.7%
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$27,750,000		Ally Auto Receivables Trust		1.840%	06/17/24	$28,291
		Series - 2019 4 (Class A3)
6,325,000		AmeriCredit Automobile Receivables Trust		2.060	04/18/24	6,439
		Series - 2019 3 (Class A3)
16,500,000		AmeriCredit Automobile Receivables Trust		1.110	08/19/24	16,608
		Series - 2020 1 (Class A3)
2,124,000	g	AMSR Trust		1.819	04/17/37	2,147
		Series - 2020 SFR1 (Class A)
3,499,000	g,i	AMSR Trust		3.148	01/19/39	3,539
		Series - 2019 SFR1 (Class C)
3,347,000	g,i	AMSR Trust		3.247	01/19/39	3,318
		Series - 2019 SFR1 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0	^
		Series - 2005 WMC1 (Class N1)
1,202,763	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	1,179
		Series - 2004 HE5 (Class M1)
8,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	8,026
		Series - 2019 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	12,042
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	32,103
		Series - 2017 2A (Class A)
22,600,000		BA Credit Card Trust		1.740	01/15/25	23,240
		Series - 2019 A1 (Class A1)
4,745,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.159	02/28/41	4,626
		Series - 2006 A (Class M3)
6,537,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	0.855	04/25/36	6,436
		Series - 2006 SD1 (Class M1)
4,236,065	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	4,216
		Series - 2019 A (Class A)
7,592,129	g	Capital Automotive REIT		3.660	10/15/44	7,516
		Series - 2014 1A (Class A)
6,587,264	g	Capital Automotive REIT		3.870	04/15/47	6,594
		Series - 2017 1A (Class A1)
13,459,899	g	Capital Automotive REIT		2.690	02/15/50	13,464
		Series - 2020 1A (Class A1)
11,400,000	g	Capital Automotive REIT		3.480	02/15/50	10,811
		Series - 2020 1A (Class A5)
9,000,000		Capital One Multi-Asset Execution Trust		1.720	08/15/24	9,251
		Series - 2019 A2 (Class A2)
5,800,000		Capital One Multi-Asset Execution Trust		2.430	01/15/25	6,000
		Series - 2017 A3 (Class A3)
5,950,000		CarMax Auto Owner Trust		2.180	08/15/24	6,121
		Series - 2019 3 (Class A3)
14,550,000		CarMax Auto Owner Trust		1.890	12/16/24	14,971
		Series - 2020 1 (Class A3)
27,000,000	†,g,h,i,j	Cayuga Park CLO, Ltd.	LIBOR 3 M + 1.600%	0.000	07/17/31	27,000
		Series - 2020 1A (Class A)
1,555,629	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.265	07/25/36	1,433
		Series - 2006 CB6 (Class A1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	448
		Series - 2004 2 (Class 1M2)
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$59,500,000		Chase Issuance Trust		1.530%	01/15/25	$61,236
		Series - 2020 A1 (Class A1)
246,005		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	250
		Series - 2002 1 (Class AF6)
650,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.935	01/25/36	638
		Series - 2006 WFH1 (Class M4)
25,990,000		CNH Equipment Trust		2.360	11/15/24	26,556
		Series - 2017 C (Class A4)
2,000,000		CNH Equipment Trust		3.300	04/15/25	2,093
		Series - 2018 A (Class A4)
2,350,000		CNH Equipment Trust		3.220	01/15/26	2,478
		Series - 2019 A (Class A4)
9,947,913	g	Corevest American Finance Trust		1.832	03/15/50	9,631
		Series - 2020 1 (Class A1)
20,659,463	g	DB Master Finance LLC		3.629	11/20/47	21,332
		Series - 2017 1A (Class A2I)
4,764,000	g	DB Master Finance LLC		3.787	05/20/49	4,916
		Series - 2019 1A (Class A2I)
8,247,675	g	DB Master Finance LLC		4.021	05/20/49	8,679
		Series - 2019 1A (Class A2II)
3,712,886	g	Diamond Resorts Owner Trust		3.700	01/21/31	3,787
		Series - 2018 1 (Class A)
9,828,948	g	Diamond Resorts Owner Trust		2.890	02/20/32	9,872
		Series - 2019 1A (Class A)
5,000,000		Discover Card Execution Note Trust		2.390	07/15/24	5,150
		Series - 2017 A2 (Class A2)
39,073,125	g	Domino's Pizza Master Issuer LLC		3.082	07/25/47	39,908
		Series - 2017 1A (Class A2II)
2,895,231	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.285	05/25/37	2,873
		Series - 2007 2 (Class A2C)
8,250,000		Ford Credit Auto Lease Trust		1.880	05/15/23	8,416
		Series - 2020 A (Class A4)
12,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	12,337
		Series - 2017 1 (Class A)
27,050,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	27,835
		Series - 2017 2 (Class A)
12,000,000		Ford Credit Floorplan Master Owner Trust		2.230	09/15/24	12,178
		Series - 2019 3 (Class A1)
6,000,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	6,068
		Series - 2017 3 (Class A)
750,000	g,i	FREMF Mortgage Trust		4.158	03/25/49	801
		Series - 2016 K53 (Class B)
18,750,000		GM Financial Automobile Leasing Trust		1.670	12/20/22	19,024
		Series - 2020 1 (Class A3)
9,500,000		GM Financial Automobile Leasing Trust		1.750	07/16/24	9,693
		Series - 2019 4 (Class A3)
10,100,000		GM Financial Consumer Automobile Receivables Trust		1.840	09/16/24	10,337
		Series - 2020 1 (Class A3)
4,000,000	g	GSCG Trust		2.936	09/06/34	4,085
		Series - 2019 600C (Class A)
554,760	g	HERO Funding Trust		3.280	09/20/48	573
		Series - 2017 2A (Class A1)
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,109,932	g	HERO Funding Trust		4.070%	09/20/48	$1,169
		Series - 2017 2A (Class A2)
4,231,674	g	Hertz Vehicle Financing II LP		3.710	03/25/23	4,189
		Series - 2019 1A (Class A)
12,490,198	g	Hertz Vehicle Financing II LP		3.290	02/25/24	12,376
		Series - 2018 1A (Class A)
4,030,283	g	Hertz Vehicle Financing II LP		3.420	05/25/25	3,987
		Series - 2019 2A (Class A)
8,056,654	g	Hertz Vehicle Financing LLC		4.030	07/25/24	7,977
		Series - 2018 3A (Class A)
4,322,699	g	Hilton Grand Vacations Trust		2.660	12/26/28	4,266
		Series - 2017 AA (Class A)
3,728,328	g	Hilton Grand Vacations Trust		2.960	12/26/28	3,445
		Series - 2017 AA (Class B)
2,018,243	g	Hilton Grand Vacations Trust		4.000	02/25/32	1,904
		Series - 2018 AA (Class C)
8,394,231	g	Hilton Grand Vacations Trust		2.340	07/25/33	8,394
		Series - 2019 AA (Class A)
770,952	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	757
		Series - 2003 1 (Class M1)
22,535,000		Honda Auto Receivables Owner Trust		1.830	01/18/24	23,121
		Series - 2019 4 (Class A3)
4,851,191	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	4,195
		Series - 2019 2 (Class A)
400,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.635	06/17/37	387
		Series - 2018 SFR2 (Class D)
2,321,643	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	1.194	07/17/37	2,304
		Series - 2018 SFR3 (Class A)
6,091,441	g,i	Invitation Homes Trust	LIBOR 1 M + 1.100%	1.294	01/17/38	6,078
		Series - 2018 SFR4 (Class A)
2,700,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.650%	1.844	01/17/38	2,636
		Series - 2018 SFR4 (Class D)
6,237,341	g	JG Wentworth XXII LLC		3.820	12/15/48	6,476
		Series - 2010 3A (Class A)
4,807,683	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.505	03/25/37	4,605
		Series - 2007 CH3 (Class A1B)
18,479,238	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.345	06/25/37	17,895
		Series - 2007 CH5 (Class A1)
1,738,519	g	MVW Owner Trust		2.520	12/20/32	1,723
		Series - 2015 1A (Class A)
4,321,392	g	MVW Owner Trust		2.420	12/20/34	4,298
		Series - 2017 1A (Class A)
4,568,712	g	MVW Owner Trust		3.450	01/21/36	4,669
		Series - 2018 1A (Class A)
5,041,801	g	MVW Owner Trust		2.890	11/20/36	5,129
		Series - 2019 1A (Class A)
1,234,646	g	MVW Owner Trust		3.330	11/20/36	1,149
		Series - 2019 1A (Class C)
14,470,965	g	MVW Owner Trust		2.220	10/20/38	14,467
		Series - 2019 2A (Class A)
4,400,000	g	Navient Student Loan Trust		3.390	12/15/59	4,553
		Series - 2019 BA (Class A2A)
19,500,000	g,h,i,j	Octagon Investment Partners 46 Ltd	LIBOR 3 M + 1.650%	0.000	07/15/33	19,500
		Series - 2020 2A (Class A)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$15,400,000	g	OneMain Financial Issuance Trust		3.840%	05/14/32	$15,959
		Series - 2020 1A (Class A)
1,292,003	g	Orange Lake Timeshare Trust		3.100	11/08/30	1,301
		Series - 2018 A (Class A)
20,500,000	g	PFS Financing Corp		1.270	06/16/25	20,552
		Series - 2020 A (Class A)
14,246,250	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	14,308
		Series - 2018 1A (Class A2I)
2,509,105	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		3.844	12/27/58	2,492
		Series - 2019 NPL2 (Class A1)
4,491,640	g	Progress Residential Trust		2.897	12/17/34	4,511
		Series - 2017 SFR2 (Class A)
2,809,000	g	Progress Residential Trust		2.937	10/17/36	2,864
		Series - 2019 SFR4 (Class B)
4,354,587	g	PRPM LLC (Step Bond)		3.967	04/25/24	4,388
		Series - 2019 2A (Class A1)
2,790,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	2,750
		Series - 2005 KS8 (Class M4)
12,906	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	1.065	08/25/33	12
		Series - 2003 2 (Class A)
14,700,000	g	Santander Retail Auto Lease Trust		2.300	01/20/23	15,019
		Series - 2019 B (Class A3)
6,750,000	g	Santander Retail Auto Lease Trust		1.860	02/21/23	6,883
		Series - 2019 C (Class A3)
4,950,000	g	Santander Retail Auto Lease Trust		1.930	11/20/23	5,051
		Series - 2019 C (Class A4)
1,520,164	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	1,517
		Series - 2015 3A (Class A)
1,833,652	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	1,821
		Series - 2015 3A (Class B)
894,167	g	Sierra Timeshare Receivables Funding LLC		3.080	03/21/33	893
		Series - 2016 1A (Class A)
2,920,892	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	2,920
		Series - 2016 2A (Class A)
465,110	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	464
		Series - 2016 2A (Class B)
2,219,756	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	2,214
		Series - 2016 3A (Class A)
1,315,411	g	Sierra Timeshare Receivables Funding LLC		2.630	10/20/33	1,306
		Series - 2016 3A (Class B)
7,249,220	g	Sierra Timeshare Receivables Funding LLC		2.910	03/20/34	7,200
		Series - 2017 1A (Class A)
3,341,825	g	Sierra Timeshare Receivables Funding LLC		3.200	03/20/34	3,185
		Series - 2017 1A (Class B)
4,201,354	g	Sierra Timeshare Receivables Funding LLC		3.500	06/20/35	4,270
		Series - 2018 2A (Class A)
3,640,735	g	Sierra Timeshare Receivables Funding LLC		4.170	09/20/35	3,476
		Series - 2018 3A (Class C)
4,522,172	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	4,610
		Series - 2019 1A (Class A)
5,227,944	g	Sierra Timeshare Receivables Funding LLC		3.770	01/20/36	5,065
		Series - 2019 1A (Class C)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,074,784	g	Sierra Timeshare Receivables Funding LLC		2.590%	05/20/36	$7,074
		Series - 2019 2A (Class A)
4,280,553	g	Sierra Timeshare Receivables Funding LLC		2.340	08/20/36	4,265
		Series - 2019 3A (Class A)
1,616,598	g	SMB Private Education Loan Trust		2.490	06/15/27	1,624
		Series - 2015 A (Class A2A)
3,569,037	g	SMB Private Education Loan Trust		2.750	07/15/27	3,624
		Series - 2015 C (Class A2A)
7,443,687	g	SMB Private Education Loan Trust		2.430	02/17/32	7,607
		Series - 2016 B (Class A2A)
11,033,390	g	SMB Private Education Loan Trust		2.880	09/15/34	11,413
		Series - 2017 A (Class A2A)
11,552,840	g	SMB Private Education Loan Trust		2.820	10/15/35	11,896
		Series - 2017 B (Class A2A)
4,940,513	g	SMB Private Education Loan Trust		3.500	02/15/36	5,168
		Series - 2018 A (Class A2A)
8,090,181	g	SoFi Professional Loan Program LLC		2.340	04/25/33	8,205
		Series - 2016 D (Class A2B)
6,770,155	g	SoFi Professional Loan Program LLC		2.490	01/25/36	6,853
		Series - 2016 E (Class A2B)
1,359,301	g	SoFi Professional Loan Program LLC		2.760	12/26/36	1,367
		Series - 2016 A (Class A2)
3,084,095	g	SoFi Professional Loan Program LLC		2.400	03/26/40	3,118
		Series - 2017 A (Class A2B)
8,165,641	g	SoFi Professional Loan Program LLC		2.740	05/25/40	8,297
		Series - 2017 B (Class A2FX)
2,901,613	g	SoFi Professional Loan Program LLC		2.630	07/25/40	2,938
		Series - 2017 C (Class A2B)
10,556,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	10,740
		Series - 2017 E (Class A2B)
12,846,666	g	SoFi Professional Loan Program LLC		2.840	01/25/41	13,132
		Series - 2017 F (Class A2FX)
21,000,000	g	SoFi Professional Loan Program LLC		2.950	02/25/42	21,527
		Series - 2018 A (Class A2B)
19,250,563	g	SoFi Professional Loan Program LLC		2.060	05/15/46	19,405
		Series - 2020 A (Class A1FX)
5,500,000	g	SoFi Professional Loan Program LLC		3.690	06/15/48	5,766
		Series - 2019 A (Class A2FX)
2,679,601	g,i	Starwood Waypoint Homes	LIBOR 1 M + 0.950%	1.135	01/17/35	2,668
		Series - 2017 1 (Class A)
184,680	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.085	09/25/34	175
		Series - 2004 8 (Class M1)
956,184	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.185	09/25/34	930
		Series - 2004 8 (Class A9)
9,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	9,336
		Series - 2017 2 (Class A)
1,843,000	g	Taco Bell Funding LLC		4.970	05/25/46	1,950
		Series - 2016 1A (Class A23)
16,843,500	g	Taco Bell Funding LLC		4.318	11/25/48	17,202
		Series - 2018 1A (Class A2I)
20,500,000	g	Tesla Auto Lease Trust		2.160	10/20/22	21,024
		Series - 2019 A (Class A3)
3,424,324	g	TLF National Tax Lien Trust		3.090	12/15/29	3,446
		Series - 2017 1A (Class A)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$11,675,000		Toyota Auto Receivables Owner Trust		1.910%	09/15/23	$11,921
		Series - 2019 C (Class A3)
28,800,000		Toyota Auto Receivables Owner Trust		1.660	05/15/24	29,495
		Series - 2020 A (Class A3)
7,580,000	g	Tricon American Homes Trust		4.878	11/17/33	7,572
		Series - 2016 SFR1 (Class E)
951,005	g	Tricon American Homes Trust		2.716	09/17/34	968
		Series - 2017 SFR1 (Class A)
4,400,000	g	Tricon American Homes Trust		4.011	09/17/34	4,412
		Series - 2017 SFR1 (Class E)
3,932,472	g	Tricon American Homes Trust		2.928	01/17/36	4,087
		Series - 2017 SFR2 (Class A)
1,050,000	g	Tricon American Homes Trust		3.275	01/17/36	1,085
		Series - 2017 SFR2 (Class B)
20,000,000		Verizon Owner Trust		1.940	04/22/24	20,518
		Series - 2019 C (Class A1A)
55,800,000		Verizon Owner Trust		1.850	07/22/24	57,268
		Series - 2020 A (Class A1A)
5,124,712	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	5,148
		Series - 2019 NPL2 (Class A1)
1,642,000	g	VOLT LXXV LLC (Step Bond)		3.967	10/25/49	1,581
		Series - 2019 NPL7 (Class A1B)
6,600,000	g	VOLT LXXXIV LLC (Step Bond)		3.967	12/27/49	6,383
		Series - 2019 NP10 (Class A1B)
31,687,500	g	Wendys Funding LLC		3.573	03/15/48	32,843
		Series - 2018 1A (Class A2I)
25,800,000		World Omni Auto Receivables Trust		1.700	01/17/23	26,320
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED				1,293,596

OTHER MORTGAGE BACKED - 9.7%
4,200,000	g,i	20 Times Square Trust		3.203	05/15/35	4,103
		Series - 2018 20TS (Class B)
15,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	13,401
		Series - 2018 20TS (Class E)
2,206,116	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	2,280
		Series - 2014 3 (Class A13)
6,974,474	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	7,215
		Series - 2015 6 (Class A9)
1,015,895	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	0.685	06/25/34	981
		Series - 2004 8CB (Class M1)
1,240,000	i	Ameriquest Mortgage Securities	LIBOR 1 M + 1.020%	1.205	10/25/34	1,207
		Series - 2004 R9 (Class M3)
2,500,000	i	BANK		4.208	11/15/50	2,313
		Series - 2017 BNK8 (Class C)
4,000,000		BANK		3.203	12/15/52	4,354
		Series - 2019 BN23 (Class AS)
2,000,000		BANK		2.758	09/15/62	2,174
		Series - 2019 BN20 (Class A2)
8,000,000		BANK		3.283	11/15/62	8,765
		Series - 2019 BN24 (Class AS)
3,850,000	g	BBCMS Mortgage Trust		3.821	09/05/32	3,841
		Series - 2013 TYSN (Class C)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,500,000	g,i	BBCMS Mortgage Trust		4.409%	08/05/38	$1,019
		Series - 2018 CHRS (Class E)
5,000,000		BBCMS Mortgage Trust		3.488	02/15/50	5,396
		Series - 2017 C1 (Class ASB)
864,218	i	Bear Stearns Commercial Mortgage Securities Trust		5.117	02/11/41	858
		Series - 2005 PWR7 (Class B)
2,000,000	g	Benchmark Mortgage Trust		2.791	09/15/48	2,062
		Series - 2020 IG2 (Class AM)
2,500,000	g,i	Benchmark Mortgage Trust		3.229	09/15/48	2,713
		Series - 2020 IG3 (Class AS)
2,500,000	i	Benchmark Mortgage Trust		3.654	09/15/48	2,610
		Series - 2020 IG3 (Class BXA)
1,000,000	i	Benchmark Mortgage Trust		3.882	02/15/51	1,153
		Series - 2018 B2 (Class A5)
1,445,000		Benchmark Mortgage Trust		4.232	01/15/52	1,716
		Series - 2018 B8 (Class A5)
1,500,000		Benchmark Mortgage Trust		3.419	08/15/52	1,642
		Series - 2019 B12 (Class AS)
830,000		Benchmark Mortgage Trust		4.241	05/15/53	984
		Series - 2018 B7 (Class A3)
2,500,000		Benchmark Mortgage Trust		3.231	12/15/72	2,727
		Series - 2019 B15 (Class AS)
2,500,000	g	BWAY Mortgage Trust		3.342	01/10/35	2,420
		Series - 2015 1740 (Class C)
1,910,801	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.105	10/15/36	1,899
		Series - 2019 XL (Class A)
7,698,000	i	CCUBS Commercial Mortgage Trust		3.462	11/15/50	8,342
		Series - 2017 C1 (Class ASB)
5,167,000		CD Mortgage Trust		2.622	08/10/49	5,360
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust		2.926	08/10/49	9,319
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust		3.879	11/10/49	5,783
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		4.159	11/10/49	903
		Series - 2016 CD2 (Class C)
1,000,000		CD Mortgage Trust		3.453	02/10/50	1,075
		Series - 2017 CD3 (Class AAB)
500,000	i	CD Mortgage Trust		4.712	02/10/50	467
		Series - 2017 CD3 (Class C)
5,000,000		CD Mortgage Trust		3.220	08/15/50	5,290
		Series - 2017 CD5 (Class AAB)
3,457,000		CD Mortgage Trust		2.812	08/15/57	3,701
		Series - 2019 CD8 (Class ASB)
1,000,000	g,i	CFCRE Commercial Mortgage Trust		6.292	04/15/44	1,018
		Series - 2011 C1 (Class C)
941,508		CFCRE Commercial Mortgage Trust		3.121	05/10/58	991
		Series - 2016 C4 (Class AHR)
1,752,594	i	CHL Mortgage Pass-Through Trust		3.633	02/20/35	1,708
		Series - 2004 HYB9 (Class 1A1)
2,500,000	g,i	Citigroup Commercial Mortgage Trust		3.635	05/10/35	2,567
		Series - 2013 375P (Class B)
5,750,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	5,955
		Series - 2019 PRM (Class A)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$917,000	i	Citigroup Commercial Mortgage Trust	3.732%	04/10/46	$935
		Series - 2013 GC11 (Class B)
2,400,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	2,593
		Series - 2014 GC19 (Class A4)
3,573,597		Citigroup Commercial Mortgage Trust	3.371	10/10/47	3,700
		Series - 2014 GC25 (Class AAB)
1,700,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	1,764
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust	4.296	04/10/48	2,889
		Series - 2015 GC29 (Class C)
856,853		Citigroup Commercial Mortgage Trust	1.506	05/10/49	857
		Series - 2016 C1 (Class A1)
5,300,000		Citigroup Commercial Mortgage Trust	3.243	08/15/50	5,664
		Series - 2017 B1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust	3.764	10/12/50	7,337
		Series - 2017 C4 (Class AS)
2,000,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	2,214
		Series - 2015 GC33 (Class A4)
377,704	i	COBALT CMBS Commercial Mortgage Trust	5.646	04/15/47	376
		Series - 2007 C2 (Class C)
2,247,000	g	COMM Mortgage Trust	3.086	08/10/29	2,254
		Series - 2016 GCT (Class B)
5,000,000	g	COMM Mortgage Trust	3.244	10/10/29	5,147
		Series - 2017 PANW (Class A)
2,000,000	i	COMM Mortgage Trust	4.362	07/10/45	2,136
		Series - 2013 CR9 (Class A4)
3,727,236		COMM Mortgage Trust	2.853	10/15/45	3,801
		Series - 2012 CR4 (Class A3)
1,140,000	g	COMM Mortgage Trust	3.147	03/10/46	1,159
		Series - 2013 CR6 (Class AM)
3,359,721	g,i	COMM Mortgage Trust	4.084	06/10/46	3,456
		Series - 2013 CR8 (Class B)
2,000,000	g,i	COMM Mortgage Trust	4.948	08/10/46	2,097
		Series - 2013 CR10 (Class B)
4,780,000	g,i	COMM Mortgage Trust	4.948	08/10/46	4,696
		Series - 2013 CR10 (Class C)
500,000	g,i	COMM Mortgage Trust	5.463	08/10/46	435
		Series - 2013 LC13 (Class D)
3,000,000		COMM Mortgage Trust	4.199	03/10/47	3,211
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust	4.174	05/10/47	795
		Series - 2014 CR17 (Class AM)
1,843,000	i	COMM Mortgage Trust	4.882	07/15/47	1,733
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust	4.888	08/10/47	1,443
		Series - 2014 CR19 (Class C)
9,131,817		COMM Mortgage Trust	3.917	10/10/47	9,995
		Series - 2014 LC17 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.188	10/10/47	5,441
		Series - 2014 LC17 (Class AM)
1,185,000	i	COMM Mortgage Trust	4.490	10/10/47	1,232
		Series - 2014 LC17 (Class B)
800,979	i	COMM Mortgage Trust	3.829	02/10/48	826
		Series - 2015 LC19 (Class B)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,000,000	g	COMM Mortgage Trust		3.000%	03/10/48	$611
		Series - 2015 CR22 (Class E)
1,445,000		COMM Mortgage Trust		3.309	03/10/48	1,560
		Series - 2015 CR22 (Class A5)
3,382,775	i	COMM Mortgage Trust		3.603	03/10/48	3,537
		Series - 2015 CR22 (Class AM)
1,805,000	i	COMM Mortgage Trust		4.244	03/10/48	1,802
		Series - 2015 CR22 (Class C)
7,150,000		COMM Mortgage Trust		3.801	05/10/48	7,711
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust		4.183	05/10/48	4,136
		Series - 2015 CR23 (Class B)
2,549,000	i	COMM Mortgage Trust		4.435	05/10/48	2,519
		Series - 2015 CR23 (Class C)
4,898,642		COMM Mortgage Trust		3.421	07/10/48	5,138
		Series - 2015 LC21 (Class ASB)
1,500,000	i	COMM Mortgage Trust		3.463	08/10/48	1,125
		Series - 2015 CR24 (Class D)
2,550,000		COMM Mortgage Trust		3.696	08/10/48	2,813
		Series - 2015 CR24 (Class A5)
5,000,000	i	COMM Mortgage Trust		4.028	08/10/48	5,340
		Series - 2015 CR24 (Class AM)
3,185,000	i	COMM Mortgage Trust		4.523	08/10/48	3,305
		Series - 2015 CR24 (Class B)
1,467,000	i	COMM Mortgage Trust		4.523	08/10/48	1,380
		Series - 2015 CR24 (Class C)
1,352,000		COMM Mortgage Trust		3.612	10/10/48	1,489
		Series - 2015 CR27 (Class A4)
3,212,210		COMM Mortgage Trust		3.630	10/10/48	3,539
		Series - 2015 CR26 (Class A4)
1,575,000		COMM Mortgage Trust		3.774	10/10/48	1,743
		Series - 2015 LC23 (Class A4)
6,962,000	i	COMM Mortgage Trust		4.511	10/10/48	7,306
		Series - 2015 CR27 (Class B)
1,375,000	i	COMM Mortgage Trust		4.630	10/10/48	1,399
		Series - 2015 CR26 (Class B)
1,054,489		COMM Mortgage Trust		3.651	02/10/49	1,124
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust		4.801	02/10/49	4,918
		Series - 2016 CR28 (Class B)
1,500,000	i	COMM Mortgage Trust		5.278	08/10/50	1,554
		Series - 2013 CR11 (Class B)
6,500,000		COMM Mortgage Trust		3.263	08/15/57	7,005
		Series - 2019 GC44 (Class AM)
22,596,478	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.785	05/25/24	19,760
		Series - 2014 C02 (Class 1M2)
879,606	i	Connecticut Avenue Securities	LIBOR 1 M + 2.900%	3.085	07/25/24	807
		Series - 2014 C03 (Class 2M2)
13,536,337	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.185	07/25/24	11,853
		Series - 2014 C03 (Class 1M2)
2,085,914	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	5.185	11/25/24	2,143
		Series - 2014 C04 (Class 2M2)
962,665	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.735	04/25/28	1,019
		Series - 2015 C04 (Class 2M2)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,584,399	i	Connecticut Avenue Securities	LIBOR 1 M + 5.700%	5.885%	04/25/28	$1,665
		Series - 2015 C04 (Class 1M2)
5,279,803	i	Connecticut Avenue Securities	LIBOR 1 M + 6.750%	6.935	08/25/28	5,533
		Series - 2016 C01 (Class 1M2)
8,413,560	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.185	09/25/28	8,725
		Series - 2016 C02 (Class 1M2)
3,550,434	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	6.085	10/25/28	3,691
		Series - 2016 C03 (Class 2M2)
3,871,484	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.635	01/25/29	3,956
		Series - 2016 C05 (Class 2M2)
2,784,370	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.435	04/25/29	2,908
		Series - 2016 C06 (Class 1M2)
4,118,172	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	1.035	09/25/29	3,715
		Series - 2017 C02 (Class 2ED4)
5,094,026	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.385	01/25/30	5,115
		Series - 2017 C05 (Class 1M2A)
6,857,490	i	Connecticut Avenue Securities	LIBOR 1 M + 0.450%	0.635	07/25/30	6,661
		Series - 2018 C01 (Class 1EB1)
3,229,502	i	Connecticut Avenue Securities	LIBOR 1 M + 0.900%	1.085	08/25/30	3,089
		Series - 2018 C02 (Class 2EA2)
8,772,582	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	1.035	10/25/30	8,640
		Series - 2018 C03 (Class 1EA2)
2,254,698	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.735	12/25/30	2,219
		Series - 2018 C04 (Class 2M2)
796,837	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	2.635	07/25/31	777
		Series - 2019 R01 (Class 2M2)
968,775	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	0.935	01/25/40	958
		Series - 2020 R02 (Class 2M1)
7,384,922	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.800%	0.985	01/25/40	7,343
		Series - 2020 R01 (Class 1M1)
1,240,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	2.185	01/25/40	1,174
		Series - 2020 R02 (Class 2M2)
3,750,000	g	CPT Mortgage Trust		2.865	11/13/39	4,081
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust		3.097	11/13/39	1,802
		Series - 2019 CPT (Class E)
7,400,000	g,i	Credit Suisse Commercial Mortgage Trust		3.854	11/10/32	7,872
		Series - 2017 CALI (Class B)
2,773,000	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	0.835	05/25/36	2,725
		Series - 2006 CF2 (Class M3)
13,868,178	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	14,349
		Series - 2018 J1 (Class A11)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.896	01/15/49	5,569
		Series - 2007 C2 (Class C)
4,171,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	4,384
		Series - 2016 C7 (Class ASB)
9,250,000		DBGS Mortgage Trust		4.466	10/15/51	10,963
		Series - 2018 C1 (Class A4)
11,000,000		DBJPM Mortgage Trust		2.756	08/10/49	11,453
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,657
		Series - 2017 C6 (Class ASB)
17,410,000	g	DBUBS Mortgage Trust		3.452	10/10/34	18,669
		Series - 2017 BRBK (Class A)
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$15,500,000	g,i	DBUBS Mortgage Trust		3.648%	10/10/34	$16,475
		Series - 2017 BRBK (Class B)
3,131,953	g	DBUBS Mortgage Trust		4.452	05/10/44	3,111
		Series - 2011 LC3A (Class PM1)
23,978,511	g	DBUBS Mortgage Trust		4.537	07/10/44	24,350
		Series - 2011 LC2A (Class A4)
3,100,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,134
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	4,956
		Series - 2011 LC2A (Class C)
2,084,000	g,i	DBUBS Mortgage Trust		5.513	08/10/44	2,125
		Series - 2011 LC3A (Class B)
5,500,000	g,i	DBUBS Mortgage Trust		5.513	08/10/44	5,638
		Series - 2011 LC3A (Class AM)
4,840,000	g,i	DBUBS Mortgage Trust		5.876	11/10/46	4,869
		Series - 2011 LC1A (Class C)
2,051,000	g,i	Ellington Financial Mortgage Trust		3.587	06/25/59	1,941
		Series - 2019 1 (Class M1)
2,456,984	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.920	12/25/35	2,427
		Series - 2005 2 (Class M2)
1,964,597	g,i	FirstKey Mortgage Trust		3.500	11/25/44	2,022
		Series - 2014 1 (Class A8)
4,746,048	g,i	Flagstar Mortgage Trust		3.500	03/25/47	4,820
		Series - 2017 1 (Class 1A5)
2,588,426	g,i	Flagstar Mortgage Trust		4.111	10/25/47	2,592
		Series - 2017 2 (Class B3)
1,746,424	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,785
		Series - 2018 5 (Class A11)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,025
		Series - 2014 GRCE (Class A)
8,970,000	g	GRACE Mortgage Trust		3.520	06/10/28	8,990
		Series - 2014 GRCE (Class B)
5,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	6,012
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,404
		Series - 2012 BWTR (Class A)
350,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	369
		Series - 2015 GC30 (Class AS)
1,000,000	i	GS Mortgage Securities Corp II		3.992	03/10/51	1,141
		Series - 2018 GS9 (Class A4)
3,500,000	i	GS Mortgage Securities Corp II		4.155	07/10/51	4,093
		Series - 2018 GS10 (Class A5)
5,910,000	g,i	GS Mortgage Securities Trust		5.351	12/10/43	5,976
		Series - 2010 C2 (Class B)
1,401,182		GS Mortgage Securities Trust		3.206	02/10/48	1,444
		Series - 2015 GC28 (Class AAB)
2,816,500		GS Mortgage Securities Trust		3.396	02/10/48	3,028
		Series - 2015 GC28 (Class A5)
2,000,000	i	GS Mortgage Securities Trust		4.018	07/10/48	2,135
		Series - 2015 GC32 (Class AS)
3,360,000		GS Mortgage Securities Trust		3.278	10/10/48	3,534
		Series - 2015 GC34 (Class AAB)
2,250,000		GS Mortgage Securities Trust		2.635	05/10/49	2,264
		Series - 2016 GS2 (Class A2)
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,000,000		GS Mortgage Securities Trust		3.143%	10/10/49	$2,096
		Series - 2016 GS3 (Class AS)
2,000,000		GS Mortgage Securities Trust		3.674	03/10/50	2,223
		Series - 2017 GS5 (Class A4)
4,150,000	i	GS Mortgage Securities Trust		3.826	03/10/50	4,567
		Series - 2017 GS5 (Class AS)
1,750,000	i	GS Mortgage Securities Trust		4.047	03/10/50	1,788
		Series - 2017 GS5 (Class B)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,878
		Series - 2017 GS6 (Class AAB)
6,000,000		GS Mortgage Securities Trust		3.433	05/10/50	6,673
		Series - 2017 GS6 (Class A3)
3,000,000	i	GS Mortgage Securities Trust		4.213	05/10/50	2,731
		Series - 2015 GC30 (Class C)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,350
		Series - 2017 GS8 (Class ABP)
1,374,000	i	GS Mortgage Securities Trust		4.481	11/10/50	1,330
		Series - 2017 GS8 (Class C)
3,000,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	3,067
		Series - 2019 GC40 (Class DBC)
2,500,000		GS Mortgage Securities Trust		3.173	02/13/53	2,683
		Series - 2020 GC45 (Class AS)
2,077,992	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	2,132
		Series - 2019 PJ2 (Class A1)
5,428,126	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	5,549
		Series - 2019 PJ2 (Class A4)
834,974	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	854
		Series - 2020 PJ2 (Class A4)
3,298,931	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.814	08/19/45	3,086
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,375
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,566
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	7,240
		Series - 2016 10HY (Class C)
5,500,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	5,276
		Series - 2019 55HY (Class D)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,645
		Series - 2019 55HY (Class E)
510,091	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.845	03/25/35	482
		Series - 2004 11 (Class 2A1)
21,182,922	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.717	02/15/46	21,412
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.360	02/15/46	10,038
		Series - 2011 C3 (Class C)
4,941,962	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.388	07/15/46	5,038
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.801	07/15/46	15,330
		Series - 2011 C4 (Class B)
368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.526%	07/15/46	$6,450
		Series - 2011 C4 (Class C)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	2,861
		Series - 2013 C10 (Class AS)
1,430,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.914	01/15/49	1,595
		Series - 2015 JP1 (Class A5)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	4.119	01/15/49	807
		Series - 2015 JP1 (Class AS)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.713	08/15/49	7,263
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.379	09/15/50	4,773
		Series - 2017 JP7 (Class A3)
4,656,484	g,i	JP Morgan Mortgage Trust	2.241	12/25/44	4,500
		Series - 2015 1 (Class B1)
1,043,625	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	1,071
		Series - 2015 3 (Class A19)
7,608,456	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	7,864
		Series - 2015 6 (Class A13)
597,884	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	604
		Series - 2016 1 (Class A5)
2,198,000	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	2,273
		Series - 2016 1 (Class A13)
375,018	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	387
		Series - 2017 1 (Class A3)
6,880,270	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	6,986
		Series - 2017 2 (Class A5)
4,864,633	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	5,036
		Series - 2017 2 (Class A13)
480,322	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	486
		Series - 2017 3 (Class 1A5)
1,953,546	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	2,026
		Series - 2018 3 (Class A13)
658,814	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	671
		Series - 2018 4 (Class A13)
1,976,538	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	2,021
		Series - 2018 4 (Class A5)
2,563,014	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	2,628
		Series - 2018 5 (Class A13)
2,071,473	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	2,118
		Series - 2018 8 (Class A13)
423,337	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	427
		Series - 2018 8 (Class A5)
6,135,605	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	6,272
		Series - 2018 9 (Class A13)
3,295,795	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	3,395
		Series - 2019 1 (Class A3)
5,525,244	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	5,647
		Series - 2019 1 (Class A15)
369

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,760,090	g,i	JP Morgan Mortgage Trust		4.000%	08/25/49	$1,770
		Series - 2019 2 (Class A4)
1,554,579	g,i	JP Morgan Mortgage Trust		4.757	09/25/49	1,647
		Series - 2019 3 (Class B1)
29,191	g,i	JP Morgan Mortgage Trust		4.000	11/25/49	29
		Series - 2019 5 (Class A4)
7,092,301	g,i	JP Morgan Mortgage Trust		3.883	06/25/50	6,772
		Series - 2020 1 (Class B2)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	1,073
		Series - 2013 C14 (Class A4)
1,350,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	1,464
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.997	08/15/47	5,273
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.622	09/15/47	2,077
		Series - 2014 C23 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	3,026
		Series - 2015 C27 (Class B)
2,556,000		JPMBB Commercial Mortgage Securities Trust		3.611	05/15/48	2,785
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,709
		Series - 2015 C29 (Class AS)
1,600,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	1,609
		Series - 2015 C29 (Class B)
3,500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,752
		Series - 2015 C31 (Class AS)
9,125,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	9,635
		Series - 2015 C31 (Class B)
3,253,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	2,951
		Series - 2015 C31 (Class C)
4,610,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	5,093
		Series - 2016 C1 (Class A5)
4,750,000		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	5,260
		Series - 2017 JP5 (Class A4)
1,220,000		JPMCC Commercial Mortgage Securities Trust		3.549	03/15/50	1,319
		Series - 2017 JP5 (Class ASB)
3,000,000		JPMDB Commercial Mortgage Securities Trust		3.694	03/15/50	3,369
		Series - 2017 C5 (Class A5)
9,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	9,303
		Series - 2020 COR7 (Class AS)
3,812,434	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	4,017
		Series - 2013 GCP (Class A1)
5,000,000	g	Ladder Capital Commercial Mortgage Securities		3.357	07/12/50	5,390
		Series - 2017 LC26 (Class ASB)
7,250,000	g	Liberty Street Trust		3.597	02/10/36	7,874
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	4,199
		Series - 2017 330M (Class A)
941,636	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.260%	2.278	01/25/37	867
		Series - 2006 WMC1 (Class A1B)
1,665,327		Morgan Stanley Bank of America Merrill Lynch Trust		2.469	02/15/46	1,690
		Series - 2013 C7 (Class AAB)
370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,886,187	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989%	12/15/46	$2,992
		Series - 2014 C19 (Class LNC1)
2,377,420	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	2,429
		Series - 2014 C19 (Class LNC2)
908,967		Morgan Stanley Bank of America Merrill Lynch Trust		3.669	02/15/47	916
		Series - 2014 C14 (Class A3)
221,202		Morgan Stanley Bank of America Merrill Lynch Trust		3.194	10/15/47	221
		Series - 2014 C18 (Class A2)
4,650,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	4,903
		Series - 2014 C19 (Class AS)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605	02/15/48	1,671
		Series - 2015 C20 (Class AS)
2,640,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.610	02/15/48	2,423
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,657
		Series - 2015 C21 (Class A4)
5,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	5,795
		Series - 2015 C21 (Class AS)
2,925,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.306	04/15/48	3,120
		Series - 2015 C22 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,133
		Series - 2015 C22 (Class AS)
986,827	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	1.010	08/25/34	974
		Series - 2004 HE6 (Class M1)
3,548,000	g	Morgan Stanley Capital I Trust		4.193	09/15/47	3,245
		Series - 2011 C1 (Class F)
7,075,000	g,i	Morgan Stanley Capital I Trust		5.684	09/15/47	7,024
		Series - 2011 C1 (Class D)
2,795,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	3,082
		Series - 2015 MS1 (Class A4)
770,012	†,i	Morgan Stanley Capital I Trust		6.461	12/12/49	459
		Series - 2007 IQ16 (Class AJ)
525,247	†,i	Morgan Stanley Capital I Trust		6.461	12/12/49	313
		Series - 2007 IQ16 (Class AJFX)
6,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	6,412
		Series - 2017 H1 (Class ASB)
5,250,000		Morgan Stanley Capital I Trust		4.177	07/15/51	6,145
		Series - 2018 H3 (Class A5)
3,000,000	g,i	MSDB Trust		3.427	07/11/39	3,178
		Series - 2017 712F (Class A)
1,200,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	1,241
		Series - 2018 285M (Class A)
371

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,000,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917%	11/15/32	$6,016
		Series - 2018 285M (Class C)
15,010,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.685	07/15/36	14,710
		Series - 2019 MILE (Class A)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	1.985	07/15/36	4,806
		Series - 2019 MILE (Class B)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%	2.935	07/15/36	4,733
		Series - 2019 MILE (Class D)
5,000,000	g	Natixis Commercial Mortgage Securities Trust		2.507	10/15/36	5,074
		Series - 2019 1776 (Class A)
2,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	2,082
		Series - 2020 2PAC (Class A)
516,708	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	552
		Series - 2015 1A (Class A3)
122,602	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	131
		Series - 2017 6A (Class A1)
897,192	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.665	02/25/36	861
		Series - 2005 3 (Class A1)
615,925	g	Prima Capital CRE Securitization Ltd		2.550	08/24/49	613
		Series - 2015 4A (Class MR-A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,790
		Series - 2013 SMV (Class B)
2,571,174	g,i	Sequoia Mortgage Trust		3.500	05/25/45	2,652
		Series - 2015 2 (Class A1)
2,170,690	g,i	Sequoia Mortgage Trust		3.500	06/25/46	2,246
		Series - 2016 1 (Class A19)
1,282,515	g,i	Sequoia Mortgage Trust		3.500	11/25/46	1,311
		Series - 2016 3 (Class A10)
4,515,051	g,i	Sequoia Mortgage Trust		3.500	02/25/47	4,612
		Series - 2017 2 (Class A4)
602,139	g,i	Sequoia Mortgage Trust		3.500	02/25/47	624
		Series - 2017 2 (Class A19)
5,959,238	g,i	Sequoia Mortgage Trust		3.500	04/25/47	6,046
		Series - 2017 3 (Class A4)
195,383	g,i	Sequoia Mortgage Trust		3.500	04/25/47	202
		Series - 2017 3 (Class A19)
717,706	g,i	Sequoia Mortgage Trust		3.500	09/25/47	729
		Series - 2017 6 (Class A4)
2,309,106	g,i	Sequoia Mortgage Trust		3.743	09/25/47	2,371
		Series - 2017 6 (Class B1)
1,713,508	g,i	Sequoia Mortgage Trust		3.500	02/25/48	1,761
		Series - 2018 2 (Class A1)
323,303	g,i	Sequoia Mortgage Trust		3.500	02/25/48	335
		Series - 2018 2 (Class A19)
7,244,131	g,i	Sequoia Mortgage Trust		3.500	03/25/48	7,444
		Series - 2018 3 (Class A1)
640,313	g,i	Sequoia Mortgage Trust		3.500	03/25/48	651
		Series - 2018 3 (Class A4)
908,922	g,i	Sequoia Mortgage Trust		4.000	09/25/48	916
		Series - 2018 7 (Class A4)
970,510	g,i	Sequoia Mortgage Trust		4.000	09/25/48	992
		Series - 2018 7 (Class A19)
1,307,235	g,i	Sequoia Mortgage Trust		4.000	11/25/48	1,333
		Series - 2018 8 (Class A19)
372

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,931,593	g,i	Sequoia Mortgage Trust		4.000%	06/25/49	$7,117
		Series - 2019 2 (Class A1)
2,180,882	g,i	Sequoia Mortgage Trust		4.000	06/25/49	2,226
		Series - 2019 2 (Class A19)
11,012,708	g,i	Sequoia Mortgage Trust		3.500	11/25/49	11,321
		Series - 2019 4 (Class A1)
6,391,200	g,i	Sequoia Mortgage Trust		3.500	12/25/49	6,623
		Series - 2019 5 (Class A19)
11,068,655	g,i	Sequoia Mortgage Trust		3.500	12/25/49	11,379
		Series - 2019 5 (Class A1)
16,678,499	g,i	Sequoia Mortgage Trust		3.000	04/25/50	17,448
		Series - 2020 3 (Class A19)
1,553,840	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	1,584
		Series - 2016 1 (Class 1A10)
2,026,916	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	2,088
		Series - 2017 1 (Class A19)
697,962	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.150%	4.335	01/25/25	708
		Series - 2015 DN1 (Class M3)
4,408,551	i	STACR	LIBOR 1 M + 1.950%	2.135	05/25/25	4,424
		Series - 2015 HQ2 (Class M2)
4,845,999	i	STACR	LIBOR 1 M + 4.650%	4.835	10/25/28	5,044
		Series - 2016 DNA2 (Class M3)
181,396	i	STACR	LIBOR 1 M + 1.300%	1.485	03/25/29	181
		Series - 2016 DNA4 (Class M2)
13,780,000	i	STACR	LIBOR 1 M + 3.250%	3.435	07/25/29	13,900
		Series - 2017 DNA1 (Class M2)
2,628,829	i	STACR	LIBOR 1 M + 1.200%	1.385	10/25/29	2,631
		Series - 2017 DNA2 (Class M1)
1,373,448	i	STACR	LIBOR 1 M + 0.750%	0.935	03/25/30	1,373
		Series - 2017 DNA3 (Class M1)
8,456,969	i	STACR	LIBOR 1 M + 0.950%	1.135	04/25/30	8,442
		Series - 2017 HQA3 (Class M2AS)
4,055,286	i	STACR	LIBOR 1 M + 2.350%	2.535	04/25/30	4,040
		Series - HQA3 (Class M2)
1,018,604	g,i	STACR		3.726	02/25/48	1,019
		Series - 2018 SPI1 (Class M1)
546,935	g,i	STACR		3.809	05/25/48	546
		Series - 2018 SPI2 (Class M1)
7,269,149	g,i	STACR		4.466	11/25/48	7,172
		Series - 2018 SPI4 (Class M2)
3,300,000	g,i	STACR	LIBOR 1 M + 2.050%	2.235	11/25/49	3,201
		Series - 2019 HQA4 (Class M2)
3,400,000	g,i	STACR	LIBOR 1 M + 1.850%	2.035	02/25/50	3,224
		Series - 2020 DNA2 (Class M2)
2,645,000	g,i	STACR	LIBOR 1 M + 3.100%	3.285	03/25/50	2,532
		Series - 2020 HQA2 (Class M2)
858,574	g,i	STACR	LIBOR 1 M + 1.100%	1.285	07/27/50	855
		Series - 2020 HQA2 (Class M1)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	13,437
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,161
		Series - 2017 C4 (Class ASB)
4,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	4,116
		Series - 2012 C4 (Class A5)
373

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,585,000	g	VNDO Mortgage Trust	3.808%	12/13/29	$4,593
		Series - 2013 PENN (Class A)
1,100,000	g,i	VNDO Mortgage Trust	4.079	12/13/29	1,091
		Series - 2013 PENN (Class C)
1,524,370	g	VSE VOI Mortgage LLC	2.540	07/20/33	1,508
		Series - 2016 A (Class A)
1,168,881	g	VSE VOI Mortgage LLC	2.740	07/20/33	1,133
		Series - 2016 A (Class B)
4,355,503	g	VSE VOI Mortgage LLC	2.330	03/20/35	4,370
		Series - 2017 A (Class A)
4,725,000	g,i	Wells Fargo Commercial Mortgage Trust	5.276	11/15/43	4,737
		Series - 2010 C1 (Class B)
8,200,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	8,471
		Series - 2012 LC5 (Class AS)
1,740,030		Wells Fargo Commercial Mortgage Trust	3.405	12/15/47	1,815
		Series - 2014 LC18 (Class A5)
990,000		Wells Fargo Commercial Mortgage Trust	3.406	05/15/48	1,027
		Series - 2015 NXS1 (Class AS)
6,200,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	6,753
		Series - 2015 C28 (Class A4)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,008
		Series - 2015 NXS1 (Class B)
2,566,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	2,795
		Series - 2015 C29 (Class A4)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	10,411
		Series - 2016 C35 (Class ASB)
286,930		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	287
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	15,494
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,641
		Series - 2016 LC24 (Class ASB)
10,446,660		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	10,621
		Series - 2017 RB1 (Class A2)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	8,085
		Series - 2017 RB1 (Class ASB)
872,111		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	981
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.757	03/15/50	2,199
		Series - 2017 RB1 (Class AS)
1,825,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	1,946
		Series - 2015 LC20 (Class A5)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	16,038
		Series - 2017 C38 (Class ASB)
7,000,000		Wells Fargo Commercial Mortgage Trust	3.453	07/15/50	7,817
		Series - 2017 C38 (Class A5)
1,755,000	i	Wells Fargo Commercial Mortgage Trust	3.903	07/15/50	1,500
		Series - 2017 C38 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,710
		Series - 2017 C39 (Class ASB)
4,710,000		Wells Fargo Commercial Mortgage Trust	4.302	01/15/52	5,548
		Series - 2018 C48 (Class A5)
8,050,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	8,700
		Series - 2015 NXS2 (Class A5)
374

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,000,000	i	Wells Fargo Commercial Mortgage Trust	4.438%	07/15/58	$1,049
		Series - 2015 NXS2 (Class B)
3,800,000		Wells Fargo Commercial Mortgage Trust	3.560	01/15/59	4,165
		Series - 2016 C32 (Class A4)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,350
		Series - 2016 C33 (Class AS)
650,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	681
		Series - 2016 C36 (Class ASB)
3,611,729	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	3,721
		Series - 2019 2 (Class A17)
14,810,747	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	15,222
		Series - 2019 4 (Class A1)
2,030,000	g,i	WFRBS Commercial Mortgage Trust	5.392	02/15/44	2,012
		Series - 2011 C2 (Class C)
30,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	30,465
		Series - 2011 C4 (Class A4)
2,200,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	2,224
		Series - 2013 C11 (Class B)
1,770,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,810
		Series - 2013 C13 (Class AS)
4,090,000	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	4,424
		Series - 2013 UBS1 (Class A4)
1,050,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,124
		Series - 2013 C18 (Class A5)
2,185,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,355
		Series - 2014 C20 (Class A5)
9,865,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	10,601
		Series - 2014 C24 (Class A5)
8,000,000		WFRBS Commercial Mortgage Trust	3.560	03/15/48	8,223
		Series - 2013 C12 (Class AS)
		TOTAL OTHER MORTGAGE BACKED			1,439,433

		TOTAL STRUCTURED ASSETS			2,733,029
		(Cost $2,707,384)

		TOTAL BONDS			14,192,524
		(Cost $13,364,222)

SHARES		COMPANY
COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
147,623	*	Oi S.A. (ADR)			155
		TOTAL TELECOMMUNICATION SERVICES			155

		TOTAL COMMON STOCKS			155
		(Cost $1,332)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			3,737
375

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

SHARES			COMPANY			VALUE (000)
	1,527,061	*	Federal National Mortgage Association			$12,140
			TOTAL BANKS			15,877

			TOTAL PREFERRED STOCKS			15,877
			(Cost $49,941)

PRINCIPAL			ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 5.7%

GOVERNMENT AGENCY DEBT - 3.2%
	$20,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.135%	07/17/20	19,999
	10,000,000		Federal Farm Credit Bank (FFCB)	0.200	11/04/20	9,994
	10,480,000		Federal Home Loan Bank (FHLB)	0.120	07/02/20	10,480
	14,400,000		FHLB	0.080-0.130	07/06/20	14,400
	16,175,000		FHLB	0.095-0.200	07/13/20	16,174
	39,203,000		FHLB	0.095-0.100	07/14/20	39,201
	45,270,000		FHLB	0.100-0.150	07/24/20	45,267
	41,416,000		FHLB	0.105-0.150	07/31/20	41,412
	42,535,000		FHLB	0.110-0.150	08/03/20	42,529
	9,500,000		FHLB	0.115	08/07/20	9,499
	28,465,000		FHLB	0.110-0.150	08/12/20	28,460
	25,000,000		FHLB	0.120	08/18/20	24,995
	29,998,000		FHLB	0.135-0.165	09/14/20	29,989
	40,650,000		FHLB	0.015-0.270	09/15/20	40,638
	25,000,000		FHLB	0.169	09/16/20	24,992
	34,775,000		FHLB	0.145	09/23/20	34,764
	14,000,000		FHLB	0.180	10/01/20	13,995
	5,000,000		FHLB	0.170	03/08/21	4,994
	10,000,000		Federal National Mortgage Association (FNMA)	0.249	09/23/20	9,997
	20,000,000		FNMA	0.200	10/16/20	19,991
			TOTAL GOVERNMENT AGENCY DEBT			481,770

REPURCHASE AGREEMENT - 0.0%
	1,210,000	r	Fixed Income Clearing Corp	0.070	07/01/20	1,210
			TOTAL REPURCHASE AGREEMENT			1,210

TREASURY DEBT - 2.5%
EGP	45,000,000	j	Egypt Treasury Bill	0.000	08/25/20	2,739
	26,500,000	j	Egypt Treasury Bill	0.000	01/05/21	1,540
	$105,230,000		United States Treasury Bill	0.084-0.101	07/02/20	105,230
	36,265,000		United States Treasury Bill	0.105-0.120	07/07/20	36,264
376

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$41,860,000	United States Treasury Bill	0.088%-0.110%	07/09/20	$41,859
20,380,000	United States Treasury Bill	0.120	07/28/20	20,378
32,120,000	United States Treasury Bill	0.105-0.137	08/11/20	32,115
43,340,000	United States Treasury Bill	0.116	08/20/20	43,332
25,000,000	United States Treasury Bill	0.135	08/25/20	24,995
60,000,000	United States Treasury Bill	0.146	11/19/20	59,963
	TOTAL TREASURY DEBT			368,415

	TOTAL SHORT-TERM INVESTMENTS			851,395
	(Cost $851,427)

	TOTAL INVESTMENTS - 102.2%			15,160,182
	(Cost $14,372,286)
	OTHER ASSETS & LIABILITIES, NET - (2.2)%			(328,903)
	NET ASSETS - 100.0%			$14,831,279

Abbreviation(s):
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czech Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thailand Baht
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand
377

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities is $2,738,927,276 or 18.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $1,210,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $1,234,366.

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$10,833	CAD	14,793	Australia and New Zealand Banking Group	09/30/20	$(66)
	$3,958	EUR	3,660	Australia and New Zealand Banking Group	07/27/20	(156)
	$414	EUR	368	Australia and New Zealand Banking Group	09/30/20	(0)^
	$2,714	NZD	4,218	Australia and New Zealand Banking Group	09/30/20	(8)
Total						$(230)
	$5,152	AUD	7,493	Bank of America	09/30/20	$(21)
	$9,835	KRW	11,811,392	Bank of America	07/31/20	(14)
Total						$(35)
	$1,072	EUR	990	Citibank N.A.	08/18/20	$(42)
	$972	THB	30,033	Citibank N.A.	07/31/20	1
Total						$(41)
	$760	CZK	18,150	Morgan Stanley	07/31/20	$(6)
	$3,011	ILS	10,330	Morgan Stanley	07/31/20	27
	$39,155	JPY	4,182,524	Morgan Stanley	09/30/20	369
	$3,819	PLN	15,221	Morgan Stanley	07/31/20	(29)
	$386	ZAR	6,681	Morgan Stanley	07/31/20	2
Total						$363
	$8,365	CNY	59,368	Toronto Dominion Bank	07/31/20	$(22)
	$92,234	EUR	82,080	Toronto Dominion Bank	09/30/20	(172)
	$19,844	GBP	16,027	Toronto Dominion Bank	09/30/20	(25)
	$4,836	NOK	46,946	Toronto Dominion Bank	09/30/20	(43)
	$11	NOK	109	Toronto Dominion Bank	09/30/20	(0)^
Total						$(262)
Total						$(205)

^Amount represents less than $1,000.

378

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
THB	Thailand Baht
ZAR	South African Rand
379

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 98.5%

AGENCY SECURITIES - 0.9%
$4,112,500		Crowley Conro LLC	4.181%	08/15/43	$5,167
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.500	02/12/25	10,472
16,740,000		Montefiore Medical Center	2.895	04/20/32	18,018
3,000,000		Private Export Funding Corp (PEFCO)	3.250	06/15/25	3,366
3,947,368		Reliance Industries Ltd	2.444	01/15/26	4,097
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	15,222
5,000,000		United States International Development Finance Corp	1.490	08/15/31	5,153
		TOTAL AGENCY SECURITIES			61,495

MORTGAGE BACKED - 2.6%
22,526,507		Government National Mortgage Association (GNMA)	3.600	09/15/31	24,862
11,150,729		GNMA	3.650	02/15/32	12,286
2,429,675		GNMA	3.380	07/15/35	2,652
3,129,358		GNMA	3.870	10/15/36	3,483
40,761,000	h	GNMA	1.730	07/20/37	40,869
59,890,170		GNMA	4.250	09/15/38	65,397
27,384,549		GNMA	2.750	01/15/45	29,692
		TOTAL MORTGAGE BACKED			179,241

U.S. TREASURY SECURITIES - 95.0%
39,788,201	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	40,189
136,802,374	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	139,317
324,026,779	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	328,720
278,912,605	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	283,253
325,626,720	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	333,600
332,191,990	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	340,613
234,361,610	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	243,922
236,370,420	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	246,375
153,045,498	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	161,335
207,427,200	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	218,226
138,782,570	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	145,113
172,420,650	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	180,776
176,483,360	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	185,877
268,368,285	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	309,299
66,518,940	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	69,750
127,605,200	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	136,436
158,652,690	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	171,962
214,257,508	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	249,250
147,640,680	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	156,949
223,473,115	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	241,061
122,332,730	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	148,672
121,084,425	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	131,742
213,648,075	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	234,133
380

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$211,036,564	k	United States Treasury Inflation Indexed Bonds	1.750%	01/15/28	$251,905
112,613,689	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	151,630
130,768,640	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	147,527
212,264,580	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	241,988
140,824,476	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	180,618
202,935,196	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	286,972
277,706,350	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	303,987
24,918,750	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	26,942
51,289,335	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	76,371
80,000,000		United States Treasury Note	0.125	06/30/22	79,953
70,000,000		United States Treasury Note	0.250	06/30/25	69,863
30,000,000		United States Treasury Note	0.500	05/31/27	30,032
10,000,000		United States Treasury Note	0.625	05/15/30	9,970
		TOTAL U.S. TREASURY SECURITIES			6,554,328

		TOTAL GOVERNMENT BONDS			6,795,064
		(Cost $6,254,789)

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.1%
5,250,000		Federal National Mortgage Association (FNMA)	0.200	10/16/20	5,247
		TOTAL GOVERNMENT AGENCY DEBT			5,247

REPURCHASE AGREEMENT - 0.4%
29,700,000	r	Fixed Income Clearing Corp	0.070	07/01/20	29,700
		TOTAL REPURCHASE AGREEMENT			29,700

TREASURY DEBT - 1.4%
50,000,000		United States Treasury Bill	0.100	07/02/20	50,000
29,235,000		United States Treasury Bill	0.120	07/07/20	29,234
14,920,000		United States Treasury Bill	0.101	07/09/20	14,920
		TOTAL TREASURY DEBT			94,154

		TOTAL SHORT-TERM INVESTMENTS			129,101
		(Cost $129,101)

		TOTAL INVESTMENTS - 100.4%			6,924,165
		(Cost $6,383,890)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(22,267)
		NET ASSETS - 100.0%			$6,901,898

h		All or a portion of these securities were purchased on a delayed delivery basis.
k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r		Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $29,700,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $30,294,085.

		Cost amounts are in thousands.
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.1%

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
$3,700,972	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.000%	07/05/23	$3,535
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,535

TRANSPORTATION - 0.0%
2,332,500	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.510	04/27/23	2,284
		TOTAL TRANSPORTATION				2,284

UTILITIES - 0.1%
4,647,162	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.000	11/28/24	4,496
		TOTAL UTILITIES				4,496

		TOTAL BANK LOAN OBLIGATIONS				10,315
		(Cost $10,588)

BONDS - 39.4%

CORPORATE BONDS - 16.8%

AUTOMOBILES & COMPONENTS - 0.5%
6,675,000		Aptiv plc		5.400	03/15/49	6,974
13,255,000	g	BMW US Capital LLC		2.250	09/15/23	13,736
6,500,000	g	BMW US Capital LLC		3.150	04/18/24	6,958
9,600,000	g	BMW US Capital LLC		4.150	04/09/30	11,069
5,400,000		BorgWarner, Inc		2.650	07/01/27	5,529
2,125,000	g	Harley-Davidson Financial Services, Inc		2.850	01/15/21	2,136
8,000,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	8,246
10,675,000		Magna International, Inc		3.625	06/15/24	11,618
		TOTAL AUTOMOBILES & COMPONENTS				66,266

BANKS - 2.8%
14,025,000		Bank of America Corp		2.456	10/22/25	14,755
10,000,000	i	Bank of Montreal	SOFR + 0.680%	0.761	03/10/23	9,935
3,300,000		Bank of New York Mellon Corp		4.700	N/A‡	3,432
15,375,000		Bank of Nova Scotia		1.300	06/11/25	15,497
4,425,000	i	Canadian Imperial Bank of Commerce	SOFR + 0.800%	0.881	03/17/23	4,400
15,000,000		Citigroup, Inc		1.678	05/15/24	15,292
10,250,000		Citizens Bank NA		2.250	04/28/25	10,877
3,800,000		Citizens Bank NA		3.750	02/18/26	4,265
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,367
9,075,000		Citizens Financial Group, Inc		3.250	04/30/30	9,805
7,025,000		Cooperatieve Rabobank UA		3.950	11/09/22	7,433
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	5,441
14,850,000	g	Credit Agricole S.A.		1.907	06/16/26	15,054
8,400,000	g	HSBC Bank Canada		1.650	09/10/22	8,581
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$14,226,000	g	ING Groep NV		4.625%	01/06/26	$16,668
6,200,000	g	Intesa Sanpaolo S.p.A		6.500	02/24/21	6,375
2,714,000	g	Intesa Sanpaolo S.p.A		3.375	01/12/23	2,791
1,825,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	1,870
13,500,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	13,795
2,375,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	2,517
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	7,613
5,525,000	g	Intesa Sanpaolo S.p.A		4.700	09/23/49	6,043
13,950,000		KeyCorp		2.250	04/06/27	14,589
2,375,000		KeyCorp		2.550	10/01/29	2,458
11,250,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	1.671	07/26/23	11,258
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	0.990	12/01/21	9,057
285,000		Manufacturers & Traders Trust Co		2.900	02/06/25	310
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,805
16,925,000	e	Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	17,764
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	0.990	05/25/24	5,807
11,125,000		National Australia Bank Ltd		3.625	06/20/23	12,070
16,100,000	g	National Bank of Canada		2.150	10/07/22	16,548
10,250,000		People’s United Bank NA		4.000	07/15/24	10,875
24,878,000		People’s United Financial, Inc		3.650	12/06/22	25,848
6,950,000	i	PNC Bank NA	LIBOR 3 M + 0.430%	0.743	12/09/22	6,958
8,245,000	e	PNC Bank NA		2.950	01/30/23	8,675
9,600,000		Regions Financial Corp		5.750	N/A‡	9,881
7,625,000		Royal Bank of Scotland Group plc		2.359	05/22/24	7,828
7,275,000	h	Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	7,274
17,785,000		SVB Financial Group		3.500	01/29/25	18,802
13,000,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.300%	1.060	07/30/21	13,030
13,675,000		Truist Bank		2.150	12/06/24	14,377
7,000,000		Truist Financial Corp		3.875	03/19/29	7,939
5,000,000		Truist Financial Corp		4.950	N/A‡	5,112
2,000,000	g	USAA Capital Corp		2.125	05/01/30	2,059
		TOTAL BANKS				416,130

CAPITAL GOODS - 0.5%
475,000		Anixter, Inc		5.125	10/01/21	500
10,450,000	g	Carrier Global Corp		2.700	02/15/31	10,389
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,406
4,800,000		CNH Industrial Capital LLC		4.200	01/15/24	5,114
4,000,000		Ingersoll-Rand Luxembourg Finance S.A.		3.550	11/01/24	4,406
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,471
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	10,154
10,000,000	e,g	NBM US Holdings, Inc		6.625	08/06/29	10,147
1,475,000		Oshkosh Corp		3.100	03/01/30	1,485
3,700,000		Parker-Hannifin Corp		3.250	06/14/29	4,087
4,975,000		Parker-Hannifin Corp		4.200	11/21/34	5,958
7,375,000		Xylem, Inc		1.950	01/30/28	7,437
3,575,000		Xylem, Inc		2.250	01/30/31	3,597
		TOTAL CAPITAL GOODS				73,151

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
7,500,000		Visa, Inc		1.900	04/15/27	7,838
8,250,000		Visa, Inc		2.050	04/15/30	8,648
4,550,000		Waste Management, Inc		4.000	07/15/39	4,696
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				21,182
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
CONSUMER DURABLES & APPAREL - 0.1%
$8,225,000		VF Corp		2.400%	04/23/25	$8,662
8,700,000		VF Corp		2.800	04/23/27	9,234
		TOTAL CONSUMER DURABLES & APPAREL				17,896

CONSUMER SERVICES - 0.8%
3,125,000		Conservation Fund		3.474	12/15/29	3,353
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	10,667
5,145,000		Low Income Investment Fund		3.711	07/01/29	5,381
3,440,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.767	02/01/24	3,390
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	19,188
4,615,000		Salvation Army		5.637	09/01/26	5,543
20,000,000		Salvation Army		4.528	09/01/48	22,133
12,300,000		Starbucks Corp		2.450	06/15/26	13,118
12,000,000		Starbucks Corp		4.450	08/15/49	14,495
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	12,424
11,065,000		YMCA of Greater New York		5.151	08/01/48	12,665
		TOTAL CONSUMER SERVICES				122,357

DIVERSIFIED FINANCIALS - 1.7%
10,000,000		AXA Equitable Holdings, Inc		4.350	04/20/28	11,199
8,680,000		AXA Equitable Holdings, Inc		5.000	04/20/48	9,884
6,650,000	g	BNP Paribas S.A.		2.219	06/09/26	6,794
11,500,000		Century Housing Corp		3.995	11/01/21	11,854
9,220,000		Community Preservation Corp		2.867	02/01/30	8,815
9,500,000	e,g	EDP Finance BV		5.250	01/14/21	9,695
11,625,000	g	EDP Finance BV		3.625	07/15/24	12,477
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,810
5,000,000	g	Federation des Caisses Desjardins du Quebec		1.950	09/26/22	5,158
15,000,000		Ford Foundation		2.815	06/01/70	15,546
16,025,000	g	ING Groep NV		1.400	07/01/26	16,062
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,475
13,800,000		Lloyds Banking Group plc		3.870	07/09/25	15,008
7,100,000		Morgan Stanley		2.188	04/28/26	7,384
680,000		Reinvestment Fund, Inc		3.377	02/15/22	678
1,457,000		Reinvestment Fund, Inc		3.166	11/01/23	1,428
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	2,968
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,028
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,515
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	15,069
10,435,000		Reinvestment Fund, Inc		3.930	02/15/28	10,336
12,500,000		State Street Corp		2.354	11/01/25	13,250
5,300,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	5,926
10,500,000		Toyota Motor Credit Corp		1.350	08/25/23	10,712
10,500,000		Toyota Motor Credit Corp		1.800	02/13/25	10,884
7,525,000		Toyota Motor Credit Corp		3.000	04/01/25	8,185
10,000,000		Toyota Motor Credit Corp		2.150	02/13/30	10,515
11,075,000	e	Unilever Capital Corp		2.000	07/28/26	11,780
5,523,000		Unilever Capital Corp		2.125	09/06/29	5,829
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,961
		TOTAL DIVERSIFIED FINANCIALS				259,225
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
ENERGY - 1.2%
$6,075,000		Chevron Corp		1.995%	05/11/27	$6,361
5,500,000		Chevron Corp		2.236	05/11/30	5,757
7,850,000		Chevron Corp		2.978	05/11/40	8,395
6,717,256	g	Continental Wind LLC		6.000	02/28/33	7,197
9,625,000		Enbridge, Inc		2.500	01/15/25	9,995
4,450,000	e	EOG Resources, Inc		5.100	01/15/36	5,129
9,500,000		Equinor ASA		3.150	01/23/22	9,882
4,500,000	e	Equinor ASA		2.650	01/15/24	4,789
3,050,000		Equinor ASA		1.750	01/22/26	3,124
4,350,000		Equinor ASA		2.375	05/22/30	4,521
5,932,000		Equinor ASA		3.950	05/15/43	6,885
8,100,000		Equinor ASA		3.250	11/18/49	8,605
6,850,000	g	Greenko Dutch BV		4.875	07/24/22	6,764
4,825,000		ONEOK, Inc		5.850	01/15/26	5,510
3,875,000		ONEOK, Inc		4.000	07/13/27	3,932
7,350,000		ONEOK, Inc		6.350	01/15/31	8,602
6,200,000		ONEOK, Inc		4.950	07/13/47	5,970
18,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	18,810
7,600,000	e	Total Capital International S.A.		2.829	01/10/30	8,264
12,850,000		Total Capital International S.A.		2.986	06/29/41	13,096
7,066,000		Total Capital International S.A.		3.127	05/29/50	7,213
12,650,000		Total Capital International S.A.		3.386	06/29/60	13,019
		TOTAL ENERGY				171,820

FOOD, BEVERAGE & TOBACCO - 0.1%
9,200,000		Coca-Cola Co		1.750	09/06/24	9,654
6,375,000		Coca-Cola Co		2.600	06/01/50	6,441
2,250,000		PepsiCo, Inc		2.875	10/15/49	2,435
		TOTAL FOOD, BEVERAGE & TOBACCO				18,530

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
7,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	1.348	06/06/22	7,519
20,600,000		Becton Dickinson & Co		2.823	05/20/30	21,836
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	9,336
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				38,691

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,125,000		Kimberly-Clark Corp		2.875	02/07/50	7,734
5,300,000		Procter & Gamble Co		3.000	03/25/30	6,073
3,350,000		Procter & Gamble Co		3.550	03/25/40	4,040
3,150,000		Procter & Gamble Co		3.600	03/25/50	3,922
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				21,769

INSURANCE - 0.7%
5,350,000	g	AIA Group Ltd		3.375	04/07/30	5,828
4,700,000	g,h	Equitable Financial Life Global Funding		1.400	07/07/25	4,710
15,675,000	g	Five Corners Funding Trust II		2.850	05/15/30	16,163
20,000,000		Principal Financial Group, Inc		2.125	06/15/30	20,028
6,750,000	g	Principal Life Global Funding II		1.250	06/23/25	6,771
15,000,000		Prudential Financial, Inc		5.200	03/15/44	15,299
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$3,700,000		Prudential Financial, Inc		5.375%	05/15/45	$3,906
	2,500,000		Prudential plc		3.125	04/14/30	2,685
	18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,755
	14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	17,139
	2,075,000		Travelers Cos, Inc		2.550	04/27/50	2,050
			TOTAL INSURANCE				113,334

MATERIALS - 0.9%
	7,564,000	e	3M Co		2.000	02/14/25	7,966
	10,625,000	g	Air Liquide Finance S.A.		2.250	09/10/29	10,930
	7,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	7,386
	10,000,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	9,940
	4,800,000		Commercial Metals Co		5.750	04/15/26	4,920
	10,775,000		DuPont de Nemours, Inc		2.169	05/01/23	10,977
	10,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	11,314
	5,000,000		International Paper Co		6.000	11/15/41	6,583
	4,600,000		International Paper Co		4.800	06/15/44	5,484
	17,000,000	e,g	Inversiones CMPC S.A.		4.375	04/04/27	18,148
	10,000,000	g	Klabin Austria GmbH		7.000	04/03/49	10,400
	8,125,000	e,g	Klabin Finance S.A.		4.875	09/19/27	8,328
EUR	2,500,000	g	LG Chem Ltd		0.500	04/15/23	2,757
	$3,250,000	g	LG Chem Ltd		3.625	04/15/29	3,535
	5,000,000		Newmont Corp		2.250	10/01/30	5,066
	5,150,000	g	Teck Resources Ltd		3.900	07/15/30	5,138
			TOTAL MATERIALS				128,872

MEDIA & ENTERTAINMENT - 0.0%
	3,625,000		Discovery Communications LLC		5.000	09/20/37	4,289
	2,320,000		Smithsonian Institution		2.645	09/01/39	2,391
			TOTAL MEDIA & ENTERTAINMENT				6,680

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
	10,000,000	e,g,i	AbbVie, Inc	LIBOR 3 M + 0.650%	1.024	11/21/22	10,029
	12,674,000	g	AbbVie, Inc		2.300	11/21/22	13,101
	6,400,000		Biogen, Inc		2.250	05/01/30	6,459
	4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	0.774	05/14/21	4,007
	8,650,000		GlaxoSmithKline Capital, Inc		3.625	05/15/25	9,763
	18,450,000		Merck & Co, Inc		0.750	02/24/26	18,435
	9,075,000		Merck & Co, Inc		1.450	06/24/30	9,093
	15,600,000		Merck & Co, Inc		2.350	06/24/40	15,872
	13,700,000		Merck & Co, Inc		2.450	06/24/50	13,749
	15,750,000	h	Takeda Pharmaceutical Co Ltd		2.050	03/31/30	15,589
	8,025,000	h	Takeda Pharmaceutical Co Ltd		3.025	07/09/40	8,086
	14,650,000	h	Takeda Pharmaceutical Co Ltd		3.175	07/09/50	14,707
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				138,890

REAL ESTATE - 0.9%
	8,500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	9,394
	12,350,000		Boston Properties LP		3.250	01/30/31	13,284
	1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,034
	4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,414
	9,095,000		Brixmor Operating Partnership LP		3.900	03/15/27	9,349
	2,800,000		Camden Property Trust		2.800	05/15/30	3,025
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,350,000		Crown Castle International Corp	2.250%	01/15/31	$6,396
10,400,000		Crown Castle International Corp	3.250	01/15/51	10,379
4,888,000		Digital Realty Trust LP	3.950	07/01/22	5,179
2,350,000		Equinix, Inc	1.800	07/15/27	2,352
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,561
6,425,000	g	HAT Holdings I LLC	5.250	07/15/24	6,553
3,975,000	g	HAT Holdings I LLC	6.000	04/15/25	4,164
3,600,000		Healthpeak Properties, Inc	2.875	01/15/31	3,696
3,750,000		Host Hotels & Resorts LP	3.375	12/15/29	3,585
11,075,000		Kilroy Realty LP	3.450	12/15/24	11,610
6,700,000		Kilroy Realty LP	4.750	12/15/28	7,512
16,822,000	e	Regency Centers LP	3.750	06/15/24	17,691
14,700,000		Welltower, Inc	2.750	01/15/31	14,626
		TOTAL REAL ESTATE			138,804

RETAILING - 0.0%
3,150,000		Lowe’s Cos, Inc	5.000	04/15/40	4,092
		TOTAL RETAILING			4,092

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
2,650,000	g	NXP BV	4.125	06/01/21	2,729
5,325,000	g	NXP BV	3.400	05/01/30	5,730
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,459

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000		Apple, Inc	3.000	06/20/27	15,916
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			15,916

TRANSPORTATION - 0.8%
5,350,000		Canadian Pacific Railway Co	2.050	03/05/30	5,474
1,749,389		Delta Air Lines, Inc	4.250	07/30/23	1,594
7,150,000		Delta Air Lines, Inc	3.204	04/25/24	7,158
10,325,000		Delta Air Lines, Inc	2.900	10/28/24	8,374
6,250,000	g	Delta Air Lines, Inc	7.000	05/01/25	6,452
9,200,000		Delta Air Lines, Inc	7.375	01/15/26	8,900
5,000,000		Delta Air Lines, Inc	2.000	06/10/28	4,766
13,800,000		Delta Air Lines, Inc	2.500	06/10/28	12,375
10,000,000		Delta Air Lines, Inc	3.750	10/28/29	8,000
10,650,000		GATX Corp	4.000	06/30/30	11,444
7,000,000		Kansas City Southern	4.300	05/15/43	8,314
15,925,000		Kansas City Southern	4.950	08/15/45	20,452
475,000		Norfolk Southern Corp	5.590	05/17/25	568
4,428,302		Union Pacific Railroad Co	3.227	05/14/26	4,873
5,466,946		Union Pacific Railroad Co	2.695	05/12/27	5,841
1,360,000		United Parcel Service of America, Inc (Step Bond)	7.620	04/01/30	2,018
		TOTAL TRANSPORTATION			116,603

UTILITIES - 4.2%
14,500,000	g	AES Gener S.A.	6.350	10/07/79	14,572
3,925,000		American Water Capital Corp	2.800	05/01/30	4,268
4,600,000		American Water Capital Corp	3.450	05/01/50	5,168
4,375,000		Arizona Public Service Co	3.750	05/15/46	4,945
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$13,155,000		Avangrid, Inc	3.150%	12/01/24	$14,202
15,950,000		Avangrid, Inc	3.200	04/15/25	17,430
13,200,000		Avangrid, Inc	3.800	06/01/29	15,328
10,275,000		Avista Corp	4.350	06/01/48	12,655
700,000	g	Azure Power Energy Ltd	5.500	11/03/22	706
5,900,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	5,934
9,750,000	g	Brooklyn Union Gas Co	4.273	03/15/48	12,018
13,500,000	g	Brooklyn Union Gas Co	4.487	03/04/49	16,770
2,225,000		CenterPoint Energy Houston Electric LLC	2.900	07/01/50	2,317
3,000,000		Clearway Energy Operating LLC	5.750	10/15/25	3,115
3,550,000		CMS Energy Corp	4.750	06/01/50	3,620
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,634
7,525,000	g	Consorcio Transmantaro SA	4.700	04/16/34	8,381
4,200,000		Consumers Energy Co	2.500	05/01/60	4,004
8,850,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	9,330
7,110,000		Dominion Energy, Inc	3.600	03/15/27	7,865
4,850,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	5,210
8,787,000		DTE Electric Co	3.950	03/01/49	10,687
10,750,000		Duke Energy Florida LLC	2.500	12/01/29	11,625
3,350,000	g	East Ohio Gas Co	1.300	06/15/25	3,368
3,100,000	g	East Ohio Gas Co	2.000	06/15/30	3,093
22,500,000	e,g	Electricite de France S.A.	3.625	10/13/25	25,253
10,000,000		Essential Utilities, Inc	2.704	04/15/30	10,453
13,750,000		Essential Utilities, Inc	3.351	04/15/50	14,327
2,050,000		Florida Power & Light Co	2.850	04/01/25	2,242
6,656,000		Fortis, Inc	3.055	10/04/26	7,182
9,885,000	e	Georgia Power Co	3.250	04/01/26	10,741
16,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	16,404
2,745,000		International Transmission Co	4.625	08/15/43	3,297
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	26,330
4,000,000		MidAmerican Energy Co	3.100	05/01/27	4,492
2,375,000		MidAmerican Energy Co	3.650	04/15/29	2,834
4,250,000		MidAmerican Energy Co	3.150	04/15/50	4,684
4,300,000	g	Narragansett Electric Co	3.919	08/01/28	4,923
4,250,000	g	Narragansett Electric Co	3.395	04/09/30	4,786
12,350,000		National Fuel Gas Co	5.500	01/15/26	13,137
3,225,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	3,261
2,050,000	e,g	NextEra Energy Operating Partners LP	4.250	09/15/24	2,050
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	11,634
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	11,241
7,350,000		NorthWestern Corp	4.176	11/15/44	8,682
5,425,000		Oklahoma Gas & Electric Co	3.250	04/01/30	5,980
18,900,000	g	Pattern Energy Group, Inc	5.875	02/01/24	18,994
8,425,000	g	Protective Life Global Funding	1.082	06/09/23	8,493
13,050,000		PSEG Power LLC	3.850	06/01/23	14,091
630,000		Public Service Co of Colorado	4.750	08/15/41	790
5,000,000		Public Service Co of Colorado	3.200	03/01/50	5,587
2,975,000		Public Service Co of New Hampshire	3.600	07/01/49	3,480
3,450,000		Public Service Electric & Gas Co	3.200	08/01/49	3,842
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,620
3,821,505		San Diego Gas & Electric Co	1.914	02/01/22	3,839
14,250,000		Sempra Energy	4.875	N/A‡	14,250
23,287,997	g	Solar Star Funding LLC	3.950	06/30/35	23,453
21,754,530	g	Solar Star Funding LLC	5.375	06/30/35	24,930
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$12,550,000		Southern Power Co		2.500%	12/15/21	$12,865
25,000,000		Southern Power Co		4.150	12/01/25	28,562
2,200,000		Southwest Gas Corp		2.200	06/15/30	2,258
5,275,000		Southwestern Public Service Co		3.750	06/15/49	6,029
4,400,000		Southwestern Public Service Co		3.150	05/01/50	4,760
28,207,700	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	29,340
20,458,088	g	Topaz Solar Farms LLC		4.875	09/30/39	22,538
11,349,163	g	Topaz Solar Farms LLC		5.750	09/30/39	13,401
19,650,000	e	Westar Energy, Inc		2.550	07/01/26	20,965
		TOTAL UTILITIES				661,265

		TOTAL CORPORATE BONDS				2,559,932
		(Cost $2,422,751)

GOVERNMENT BONDS - 19.2%

AGENCY SECURITIES - 1.9%
4,393,000		Canal Barge Co, Inc		4.500	11/12/34	5,295
3,312,061		CES MU2 LLC		1.994	05/13/27	3,429
1,382,757		DY7 Leasing LLC		2.578	12/10/25	1,440
3,405,354		DY9 Leasing LLC		2.415	06/30/27	3,531
7,884,015		Ethiopian Leasing LLC		2.566	08/14/26	8,283
2,207,624		Export Lease Ten Co LLC		1.650	05/07/25	2,243
23,000,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375	05/05/23	23,060
8,000,000		Federal National Mortgage Association (FNMA)		0.625	04/22/25	8,065
5,950,000		Hashemite Kingdom of Jordan Government AID International Bond		3.000	06/30/25	6,599
3,450,000	g	Hospital for Special Surgery		3.500	01/01/23	3,563
5,250,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	0.787	02/01/27	5,090
3,795,000		Lutheran Medical Center		1.982	02/20/30	3,923
5,062,500		Mexican Aircraft Finance V LLC		2.329	01/14/27	5,293
4,165,000		Montefiore Medical Center		2.152	10/20/26	4,300
2,705,000	g	Montefiore Medical Center		3.896	05/20/27	2,771
17,760,000		Montefiore Medical Center		2.895	04/20/32	19,116
14,065,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	14,831
2,649,229	j	Overseas Private Investment Corp (OPIC)		0.000	07/17/21	2,845
2,494,419		OPIC		2.290	09/15/26	2,580
1,255,612		OPIC		2.040	12/15/26	1,287
13,327,428		OPIC		3.220	09/15/29	14,781
11,994,686		OPIC		3.280	09/15/29	13,339
6,000,000		OPIC		1.790	10/15/29	6,238
18,750,000		OPIC		2.360	10/15/29	19,991
2,250,544		OPIC		2.610	04/15/30	2,406
3,120,750		OPIC		2.930	05/15/30	3,408
5,157,450		OPIC		3.040	05/15/30	5,672
5,882,444		OPIC		3.540	06/15/30	6,592
15,358,206		OPIC		3.370	12/15/30	17,077
10,375,512		OPIC		3.430	06/01/33	11,957
1,062,239		OPIC		2.810	07/31/33	1,164
1,699,582		OPIC		2.940	07/31/33	1,878
5,400,000		OPIC		2.450	07/15/38	5,690
3,267,897		Penta Aircraft Leasing LLC		1.691	04/29/25	3,323
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$4,250,000		Private Export Funding Corp (PEFCO)		2.050%	11/15/22	$4,374
	4,000,000		PEFCO		3.550	01/15/24	4,359
	3,950,000		PEFCO		1.750	11/15/24	4,162
	8,000,000		PEFCO		3.250	06/15/25	8,976
	5,369,943		Sandalwood LLC		2.836	07/10/25	5,626
	818,369		Tayarra Ltd		3.628	02/15/22	837
	741,165		Tricahue Leasing LLC		3.503	11/19/21	756
	3,326,088		Ulani MSN 37894		2.184	12/20/24	3,446
	6,715,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	6,800
	2,388,000		US Department of Housing and Urban Development (HUD)		4.960	08/01/20	2,398
	2,080,000		HUD		5.050	08/01/21	2,088
	3,217,000		HUD		2.910	08/01/23	3,306
	5,000,000		HUD		3.535	08/01/36	5,782
			TOTAL AGENCY SECURITIES				293,970

FOREIGN GOVERNMENT BONDS - 3.4%
	4,000,000		African Development Bank		3.000	12/06/21	4,155
	12,750,000		African Development Bank		0.750	04/03/23	12,902
	9,500,000		Asian Development Bank		2.125	03/19/25	10,233
	6,500,000		Asian Development Bank		1.750	08/14/26	6,930
	14,000,000		Asian Development Bank		3.125	09/26/28	16,511
	8,000,000	g	BNG Bank NV		3.125	11/08/21	8,297
	12,400,000	g	BNG Bank NV		2.625	02/27/24	13,387
	3,799,085	g	Carpintero Finance Ltd		2.004	09/18/24	3,890
EUR	4,000,000		Chile Government International Bond		0.830	07/02/31	4,381
	$9,000,000		Chile Government International Bond		3.500	01/25/50	10,116
	11,000,000	e	European Bank for Reconstruction & Development		1.875	07/15/21	11,179
	19,500,000		European Bank for Reconstruction & Development		1.625	09/27/24	20,471
	3,750,000	e	European Investment Bank		2.375	05/24/27	4,183
	11,600,000		European Investment Bank		1.625	10/09/29	12,403
	2,000,000	e	European Investment Bank		4.875	02/15/36	3,042
	1,925,000	g	Guatemala Government International Bond		5.375	04/24/32	2,126
	6,082,000		Hydro Quebec		8.400	01/15/22	6,808
	20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	1.229	01/15/22	19,980
	11,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	11,088
	19,250,000		International Bank for Reconstruction & Development		3.125	11/20/25	21,896
	27,150,000	e,g	International Development Association		2.750	04/24/23	28,991
	46,500,000		International Finance Corp		1.546	11/04/21	46,982
	7,375,000		International Finance Corp		0.500	03/20/23	7,420
	33,500,000		International Finance Corp		2.125	04/07/26	36,476
	5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	5,056
	9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	9,111
	12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	13,394
	8,750,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	2.098	07/06/22	8,765
	10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	10,116
	5,750,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	5,891
	3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	3,000
	10,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	10,641
	18,250,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	19,230
	19,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	20,809
	1,387,000		North American Development Bank		2.400	10/26/22	1,435
	22,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	23,841
	10,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	11,196
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,700,000		Province of Manitoba Canada	3.050%	05/14/24	$13,838
10,000,000		Province of Quebec Canada	2.750	04/12/27	11,165
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,693
10,000,000		Republic of Italy Government International Bond	2.875	10/17/29	9,934
7,750,000		Republic of Italy Government International Bond	4.000	10/17/49	7,847
		TOTAL FOREIGN GOVERNMENT BONDS			516,809

MORTGAGE BACKED - 7.1%
2,600,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	10/15/33	2,907
7,334,549		FHLMC	3.500	08/15/43	7,593
3,562,204		FHLMC	3.500	03/15/44	3,911
2,394,216	i	FHLMC	5.735	03/15/44	498
6,850,259		FHLMC	4.000	10/01/47	7,662
7,361,215	i	FHLMC	9.624	06/15/48	9,266
5,569,770	i	FHLMC	9.544	10/15/48	7,110
17,150,228		FHLMC	3.000	11/01/49	18,260
264		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	0	^
1,306		FGLMC	7.000	05/01/23	1
11,217		FGLMC	8.000	01/01/31	12
194,010		FGLMC	4.500	07/01/33	212
1,325,126		FGLMC	7.000	12/01/33	1,553
396,118		FGLMC	7.000	05/01/35	461
940,652		FGLMC	5.000	06/01/36	1,079
293,644		FGLMC	5.000	07/01/39	337
498,728		FGLMC	4.500	10/01/44	553
535,581		FGLMC	4.500	11/01/44	594
859,568		FGLMC	4.500	11/01/44	954
368,371		FGLMC	4.500	12/01/44	402
526,808		FGLMC	4.500	12/01/44	585
1,923,864		FGLMC	3.500	04/01/45	2,112
17,812,815		FGLMC	3.500	10/01/45	19,475
8,288,454		FGLMC	4.000	12/01/45	9,145
27,733,547		FGLMC	3.500	08/01/46	30,291
12,727,864		FGLMC	3.000	02/01/47	13,460
948,383		FGLMC	4.500	06/01/47	1,052
2,281,259		FGLMC	4.000	09/01/47	2,486
1,736,910		FGLMC	3.500	12/01/47	1,898
7,333,370		FGLMC	3.500	03/01/48	8,012
11,551,298		FGLMC	4.000	03/01/48	12,764
2,795,308		FGLMC	4.000	07/01/48	3,061
8,486,103		FGLMC	4.500	08/01/48	9,422
8,327		Federal National Mortgage Association (FNMA)	8.000	07/01/24	9
18,500,000	i	FNMA	2.895	02/25/27	20,283
3,500,000	i	FNMA	3.436	06/25/28	3,993
2,502,870		FNMA	3.500	05/01/32	2,652
3,533,701		FNMA	3.000	10/01/32	3,713
2,439,121		FNMA	5.000	05/01/35	2,798
1,568,103		FNMA	5.000	10/01/35	1,801
1,192,047		FNMA	5.000	02/01/36	1,368
1,714,750		FNMA	5.500	11/01/38	1,970
390,659		FNMA	3.000	05/01/40	412
1,247,970		FNMA	5.000	09/01/40	1,434
2,137,798		FNMA	5.000	05/01/41	2,457
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,294,725		FNMA	4.000%	09/01/42	$1,410
2,005,176		FNMA	3.000	04/25/43	2,107
3,448,070	i	FNMA	5.766	09/25/43	782
724,157		FNMA	4.000	01/01/44	801
1,767,573		FNMA	4.500	03/01/44	1,974
711,166		FNMA	4.500	06/01/44	790
7,092,874		FNMA	4.500	06/01/44	7,870
1,659,683		FNMA	4.500	08/01/44	1,842
4,046,908		FNMA	4.500	10/01/44	4,491
8,015,703		FNMA	4.500	11/01/44	8,892
1,604,261		FNMA	5.000	11/01/44	1,840
1,882,793		FNMA	4.500	12/01/44	2,090
649,092		FNMA	4.000	01/01/45	707
9,111,386		FNMA	3.000	02/25/45	9,536
2,759,571		FNMA	3.000	02/25/45	2,846
182,589		FNMA	3.500	03/01/45	200
246,790		FNMA	3.500	03/01/45	271
416,263		FNMA	4.500	03/01/45	462
2,771,518		FNMA	3.000	03/25/45	2,881
526,855		FNMA	4.500	04/01/45	585
7,649,207		FNMA	3.500	04/25/45	7,967
3,967,632		FNMA	3.500	05/01/45	4,376
2,135,610		FNMA	4.000	12/01/45	2,359
19,474,648		FNMA	3.000	12/25/45	20,345
6,089,295		FNMA	3.500	01/01/46	6,656
7,445,210		FNMA	4.000	01/01/46	8,232
7,528,723		FNMA	3.500	06/01/46	8,230
4,384,650		FNMA	3.500	07/01/46	4,793
7,087,121		FNMA	3.500	07/01/46	7,740
1,487,892		FNMA	3.000	10/01/46	1,542
5,600,510		FNMA	3.500	10/01/46	6,122
10,201,939		FNMA	3.000	11/01/46	10,775
5,188,783		FNMA	3.500	12/01/46	5,507
16,954,990	h	FNMA	3.500	01/01/47	17,970
2,237,785		FNMA	3.000	04/25/47	2,394
2,720,528		FNMA	4.500	05/01/47	3,023
897,550		FNMA	3.500	08/01/47	960
2,001,644		FNMA	3.500	09/01/47	2,137
8,410,573		FNMA	4.000	09/01/47	8,978
2,714,881		FNMA	4.000	09/01/47	2,889
8,592,818		FNMA	4.000	10/01/47	9,115
1,141,676		FNMA	3.000	11/01/47	1,182
462,470		FNMA	3.500	11/01/47	506
668,069	h	FNMA	4.500	11/01/47	748
5,448,589		FNMA	4.000	12/01/47	6,023
21,181,033	h	FNMA	4.000	12/01/47	22,578
955,173		FNMA	3.500	01/01/48	1,041
4,726,921		FNMA	4.500	01/01/48	5,294
1,605,926		FNMA	3.500	02/01/48	1,694
3,854,061		FNMA	4.500	02/01/48	4,315
46,723,087		FNMA	3.000	02/25/48	49,584
18,928,245		FNMA	3.500	03/01/48	19,974
4,711,601		FNMA	4.000	03/01/48	5,205
16,221,387		FNMA	4.500	03/01/48	18,161
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,221,634		FNMA	3.500%	04/01/48	$12,892
20,344,058		FNMA	4.000	04/01/48	21,588
3,363,879		FNMA	4.500	05/01/48	3,766
2,475,733		FNMA	4.500	05/01/48	2,772
6,253,679		FNMA	5.000	08/01/48	7,092
4,043,459	j	FNMA	0.000	11/25/48	3,759
4,043,459		FNMA	3.000	11/25/48	445
796,461		FNMA	3.000	08/01/49	866
41,000,000	h	FNMA	2.000	07/25/50	41,937
105,000,000	h	FNMA	2.500	07/25/50	109,417
148,000,000	h	FNMA	3.000	07/25/50	155,828
3,856,977		Government National Mortgage Association (GNMA)	2.580	08/15/25	4,008
9,822,820		GNMA	2.690	06/15/33	10,465
8,027,346		GNMA	3.700	10/15/33	8,830
136,154		GNMA	5.000	04/15/38	156
201,909		GNMA	6.500	11/20/38	236
22,345		GNMA	4.500	02/20/39	26
7,763,721		GNMA	3.700	08/15/40	8,353
30,121		GNMA	4.500	08/20/41	34
105,879		GNMA	4.500	09/20/41	122
21,093		GNMA	4.500	01/20/44	24
18,632		GNMA	4.500	02/20/44	21
47,772		GNMA	4.500	05/20/44	55
301,337		GNMA	4.500	05/20/44	347
344,047		GNMA	4.500	08/20/44	395
222,507		GNMA	4.500	09/20/44	256
132,806		GNMA	4.500	10/20/44	151
52,489		GNMA	4.500	11/20/44	57
218,638		GNMA	4.500	12/20/44	251
12,358,177		GNMA	2.750	01/15/45	13,399
292,402		GNMA	4.500	02/20/45	329
335,537		GNMA	4.500	08/20/45	386
342,809		GNMA	4.500	08/20/45	394
316,906		GNMA	4.500	12/20/45	364
3,953,154		GNMA	4.000	06/20/46	463
12,363,875		GNMA	3.500	12/20/46	13,170
9,216,522		GNMA	3.500	01/20/47	9,802
65,000,000	h	GNMA	3.000	07/20/47	68,847
6,881,713		GNMA	3.500	01/20/49	7,525
21,000,000	h	GNMA	2.500	07/20/50	22,097
		TOTAL MORTGAGE BACKED			1,081,735

MUNICIPAL BONDS - 4.2%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,610
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,784
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,848
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,801
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,243
8,000,000		California Housing Finance Agency	2.966	08/01/22	8,332
800,000		California Municipal Finance Authority	1.486	11/01/22	800
850,000		California Municipal Finance Authority	1.605	11/01/23	850
1,935,000	g	California Municipal Finance Authority	4.250	11/01/23	1,921
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,380,000		Chicago Board of Education		5.000%	12/01/20	$3,404
14,000,000		Chicago Housing Authority		4.361	01/01/38	16,383
11,645,000		Chicago Metropolitan Water Reclamation District-Greater Chicago		5.720	12/01/38	16,826
3,500,000		City & County Honolulu HI Wastewater System Revenue		3.200	07/01/26	3,830
3,035,000		City & County of Honolulu HI		2.668	10/01/27	3,298
5,645,000		City & County of Honolulu HI		3.974	09/01/35	6,559
1,615,000		City & County of Honolulu HI		4.004	09/01/36	1,870
7,085,000		City & County of San Francisco CA		4.000	04/01/47	7,483
5,500,000		City & County of San Francisco CA Community Facilities District		4.000	09/01/48	5,808
5,395,000		City of Chicago IL		7.750	01/01/42	7,073
1,105,000		City of Chicago IL		7.750	01/01/42	1,190
380,000		City of Eugene, OR		6.320	08/01/22	403
1,250,000		City of Florence SC		4.250	12/01/34	1,358
1,000,000		City of Houston TX Combined Utility System Revenue		3.375	11/15/24	1,115
1,275,000		City of Houston TX Combined Utility System Revenue		4.172	11/15/38	1,456
5,145,000		City of Los Angeles CA		3.320	09/01/24	5,699
7,500,000		City of Los Angeles CA		3.880	09/01/38	8,442
1,780,000	g	City of Miami FL		4.808	01/01/39	2,007
3,010,000		City of Norfolk VA		3.000	10/01/35	2,974
3,665,000		City of Norfolk VA		3.050	10/01/36	3,619
4,835,000		City of Oakland CA		2.070	01/15/29	4,913
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.000	11/01/26	3,697
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.950	11/01/36	4,073
8,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	9,176
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	20,118
1,000,000		City of San Juan Capistrano CA		3.700	08/01/31	1,079
1,150,000		Commonwealth Financing Authority		2.875	06/01/22	1,186
2,310,000		Commonwealth Financing Authority		3.075	06/01/23	2,420
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,214
11,650,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.740	05/15/49	11,646
7,650,000		County of Alameda CA		3.820	08/01/38	8,274
685,000		County of Greene OH		2.720	12/01/21	686
725,000		County of Greene OH		3.120	12/01/23	726
765,000		County of Greene OH		3.270	12/01/24	766
790,000		County of Greene OH		3.420	12/01/25	791
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,522
12,015,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,734
935,000		County of Saline AR		3.550	06/01/42	973
3,500,000	h	District of Columbia		3.432	04/01/42	3,527
15,000,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	21,510
1,000,000		Grant County Public Utility District No 2		5.470	01/01/34	1,129
1,250,000		Grant County Public Utility District No 2		4.164	01/01/35	1,520
22,445,000		Grant County Public Utility District No 2		2.918	01/01/40	23,267
9,255,000		Grant County Public Utility District No 2		3.210	01/01/40	9,822
2,345,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056	07/01/39	2,502
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$16,915,000		Great Lakes Water Authority Water Supply System Revenue	3.473%	07/01/41	$17,674
1,200,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,436
605,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	626
640,000		Henry County Water Authority	3.000	01/01/43	567
850,000		Henry County Water Authority	3.200	01/01/49	829
1,000,000		Honolulu City & County Board of Water Supply	2.327	07/01/32	1,028
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,291
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	579
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,850
3,430,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,626
50,000		Massachusetts Housing Finance Agency	4.782	12/01/20	50
4,650,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,616
10,735,000		Metropolitan Transportation Authority	5.175	11/15/49	12,523
500,000		Michigan Finance Authority	5.000	07/01/22	528
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,274
3,200,000		Montgomery Water Works & Sanitary Sewer Board	1.701	09/01/21	3,231
1,655,000		Montgomery Water Works & Sanitary Sewer Board	1.729	09/01/22	1,685
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	8,871
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,627
3,375,000		New Mexico Finance Authority	4.090	06/15/38	3,668
4,065,000		New York City Housing Development Corp	3.119	08/01/38	4,304
2,500,000		New York City Housing Development Corp	3.720	11/01/39	2,725
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,668
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,339
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,330
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,401
17,500,000		New York Transportation Development Corp	5.000	01/01/26	18,609
4,750,000		Northern California Power Agency	4.320	07/01/24	5,291
11,245,000		Ohio State Water Development Authority	4.879	12/01/34	13,305
13,250,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	9,087
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,669
5,155,000		Papio-Missouri River Natural Resource District	2.088	12/15/24	5,247
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,078
4,500,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	4,736
7,250,000	g	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	7,377
180,000	g	Pennsylvania Economic Development Financing Authority	5.750	06/01/36	169
1,735,000	g	Public Finance Authority	9.000	06/01/29	1,721
1,000,000		Sacramento Area Flood Control Agency	2.699	10/01/22	1,035
435,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	444
2,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	2,070
1,100,000		Semitropic Improvement District	2.164	12/01/22	1,126
36,330,000		State of California	3.750	10/01/37	38,995
11,565,000		State of California	4.600	04/01/38	13,515
10,050,000		State of California	4.988	04/01/39	10,847
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,445,000	i	State of California	LIBOR 1 M + 0.780%	0.962%	04/01/47	$5,435
8,000,000		State of Illinois		5.000	02/01/22	8,264
9,000,000		State of Illinois		5.520	04/01/38	9,152
4,405,000		State of Michigan		3.590	12/01/26	4,635
2,500,000		State of Ohio		5.412	09/01/28	3,214
2,025,000		State of Texas		3.576	08/01/34	2,114
3,370,000		State of Texas		3.726	08/01/43	3,478
3,000		State of Wisconsin		5.700	05/01/26	3
6,625,000		Stockton Public Financing Authority		3.610	10/01/40	6,769
1,650,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	1,705
2,280,000		Tampa Bay Water		2.612	10/01/25	2,393
3,225,000		Tampa Bay Water		2.782	10/01/26	3,427
3,000,000		Tampa Bay Water		2.952	10/01/27	3,169
1,255,000		Texas Water Development Board		4.248	10/15/35	1,420
5,880,000		Texas Water Development Board		4.340	10/15/48	6,764
4,170,000		Texas Water Development Board		4.648	04/15/50	4,630
5,000,000		Tuolumne Wind Project Authority		6.918	01/01/34	6,899
3,035,000		University of California		3.809	05/15/28	3,522
11,400,000		University of California		4.009	05/15/30	13,592
1,000,000		University of Cincinnati		3.250	06/01/29	1,080
1,560,000		University of Cincinnati		3.650	06/01/34	1,672
1,615,000		University of Cincinnati		3.700	06/01/35	1,731
18,000,000		University of New Mexico		3.532	06/20/32	19,156
500,000		Upper Allegheny Joint Sanitary Authority		3.550	09/01/39	550
1,500,000		Upper Allegheny Joint Sanitary Authority		3.800	09/01/49	1,603
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,268
3,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	3,146
1,000,000		Washington County Clean Water Services		5.078	10/01/24	1,167
3,750,000		Water Works Board of the City of Birmingham		1.988	01/01/21	3,764
3,100,000		Water Works Board of the City of Birmingham		2.192	01/01/22	3,152
1,345,000		West Virginia Water Development Authority		5.000	11/01/22	1,486
1,000,000		West Virginia Water Development Authority		5.000	11/01/23	1,147
		TOTAL MUNICIPAL BONDS				645,431

U.S. TREASURY SECURITIES - 2.6%
6,000,000		United States Treasury Bond		3.125	02/15/43	8,133
1,000,000		United States Treasury Bond		3.375	05/15/44	1,414
35,830,000		United States Treasury Bond		2.875	11/15/46	47,625
2,500,000		United States Treasury Bond		3.000	02/15/49	3,450
58,073,000		United States Treasury Bond		2.000	02/15/50	66,471
3,730,000		United States Treasury Note		1.500	09/30/21	3,792
9,350,000		United States Treasury Note		1.500	10/31/21	9,515
21,590,000		United States Treasury Note		0.125	06/30/22	21,577
4,150,000		United States Treasury Note		2.000	07/31/22	4,308
4,500,000		United States Treasury Note		1.750	09/30/22	4,659
46,184,500		United States Treasury Note		0.250	06/15/23	46,282
31,765,000		United States Treasury Note		2.875	09/30/23	34,525
6,100,000		United States Treasury Note		2.625	12/31/23	6,616
5,000,000		United States Treasury Note		1.500	09/30/24	5,266
1,525,000		United States Treasury Note		2.250	10/31/24	1,657
9,350,000		United States Treasury Note		2.125	11/30/24	10,120
1,035,000		United States Treasury Note		0.250	06/30/25	1,033
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$18,842,000		United States Treasury Note		2.500%	02/28/26	$21,096
36,300,000		United States Treasury Note		0.500	05/31/27	36,338
59,823,000		United States Treasury Note		0.625	05/15/30	59,641
		TOTAL U.S. TREASURY SECURITIES				393,518

		TOTAL GOVERNMENT BONDS				2,931,463
		(Cost $2,779,891)

STRUCTURED ASSETS - 3.4%

ASSET BACKED - 1.2%
100,000	g	AMSR Trust		1.819	04/17/37	101
		Series - 2020 SFR1 (Class A)
900,000	g,i	AMSR Trust		3.148	01/19/39	910
		Series - 2019 SFR1 (Class C)
800,000	g,i	AMSR Trust		3.247	01/19/39	793
		Series - 2019 SFR1 (Class D)
5,000,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	1.215	09/14/36	4,794
		Series - 2019 CRE3 (Class A)
181,694	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	178
		Series - 2004 HE5 (Class M1)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.159	02/28/41	1,462
		Series - 2006 A (Class M3)
100,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	0.855	04/25/36	98
		Series - 2006 SD1 (Class M1)
3,796,065	g	Capital Automotive REIT		3.660	10/15/44	3,758
		Series - 2014 1A (Class A)
3,764,151	g	Capital Automotive REIT		3.870	04/15/47	3,768
		Series - 2017 1A (Class A1)
558,093	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.265	07/25/36	514
		Series - 2006 CB6 (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	1.023	06/25/34	3,752
		Series - 2004 OPT1 (Class M1)
325,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.935	01/25/36	319
		Series - 2006 WFH1 (Class M4)
218,854	g	Corevest American Finance Trust		1.832	03/15/50	212
		Series - 2020 1 (Class A1)
1,466,250	g	DB Master Finance LLC		3.629	11/20/47	1,514
		Series - 2017 1A (Class A2I)
6,922,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	7,071
		Series - 2017 1A (Class A2II)
301,314	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.285	05/25/37	299
		Series - 2007 2 (Class A2C)
5,652,420	g	HERO Funding Trust		3.840	09/21/40	6,014
		Series - 2015 1A (Class A)
1,441,731	g	HERO Funding Trust		3.990	09/21/40	1,453
		Series - 2014 2A (Class A)
2,780,186	g	HERO Funding Trust		3.750	09/20/41	2,898
		Series - 2016 2A (Class A)
2,673,140	g	HERO Funding Trust		4.050	09/20/41	2,791
		Series - 2016 1A (Class A)
1,026,453	g	HERO Funding Trust		3.080	09/20/42	1,047
		Series - 2016 3A (Class A1)
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$236,907	g	HERO Funding Trust		4.500%	09/21/42	$237
		Series - 2016 1R (Class A1)
6,849,127	g	HERO Funding Trust		3.710	09/20/47	7,151
		Series - 2017 1A (Class A1)
7,022,696	g	HERO Funding Trust		3.190	09/20/48	7,185
		Series - 2017 3A (Class A1)
1,664,899	g	HERO Funding Trust		3.280	09/20/48	1,720
		Series - 2017 2A (Class A1)
7,693,322	g	HERO Funding Trust		4.670	09/20/48	8,230
		Series - 2018 1A (Class A2)
29,567	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	29
		Series - 2003 1 (Class M1)
100,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.635	06/17/37	97
		Series - 2018 SFR2 (Class D)
325,030	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	1.194	07/17/37	323
		Series - 2018 SFR3 (Class A)
1,030,859	g,i	Invitation Homes Trust	LIBOR 1 M + 1.100%	1.294	01/17/38	1,029
		Series - 2018 SFR4 (Class A)
499,336	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.505	03/25/37	478
		Series - 2007 CH3 (Class A1B)
7,334,980	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.345	06/25/37	7,103
		Series - 2007 CH5 (Class A1)
2,800,000	g	Mosaic Solar Loan Trust		2.100	04/20/46	2,822
		Series - 2020 1A (Class A)
3,875,000	g	Mosaic Solar Loan Trust		3.100	04/20/46	3,906
		Series - 2020 1A (Class B)
5,725,625	g	Mosaic Solar Loans LLC		3.820	06/22/43	5,892
		Series - 2017 2A (Class A)
1,197,771	g	Progress Residential Trust		2.897	12/17/34	1,203
		Series - 2017 SFR2 (Class A)
650,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	641
		Series - 2005 KS8 (Class M4)
3,837,815	g	Renew		3.670	09/20/52	3,961
		Series - 2017 1A (Class A)
8,390,747	g	Renew		3.950	09/20/53	9,005
		Series - 2018 1 (Class A)
234,177	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	234
		Series - 2015 3A (Class A)
165,692	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	165
		Series - 2015 3A (Class B)
4,178,301	g	SolarCity LMC		4.590	04/20/44	4,079
		Series - 2014 1 (Class A)
22,232,318	g	SolarCity LMC		4.020	07/20/44	22,001
		Series - 2014 2 (Class A)
3,563,581	g	SolarCity LMC		4.800	09/20/48	3,618
		Series - 2016 A (Class A)
920,683	g,i	Starwood Waypoint Homes	LIBOR 1 M + 0.950%	1.135	01/17/35	917
		Series - 2017 1 (Class A)
14,181	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.085	09/25/34	13
		Series - 2004 8 (Class M1)
70,908	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.185	09/25/34	69
		Series - 2004 8 (Class A9)
1,937,671	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.673	04/25/35	1,872
		Series - 2005 7XS (Class 2A1A)
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,883,037	g	Sunrun Athena Issuer LLC		5.310%	04/30/49	$2,720
		Series - 2018 1 (Class A)
9,618,842	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	9,500
		Series - 2019 2 (Class A)
11,544,462	g	TES LLC		4.330	10/20/47	11,417
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,214
		Series - 2017 1A (Class B)
7,607,655	g	TES LLC		4.120	02/20/48	7,375
		Series - 2017 2A (Class A)
1,194,210	g	Tesla Auto Lease Trust		3.710	08/20/21	1,211
		Series - 2018 B (Class A)
4,125,000	g	Tesla Auto Lease Trust		2.200	11/21/22	4,216
		Series - 2019 A (Class A4)
1,500,000	g	Tricon American Homes Trust		4.878	11/17/33	1,498
		Series - 2016 SFR1 (Class E)
1,000,000	g	Tricon American Homes Trust		4.011	09/17/34	1,003
		Series - 2017 SFR1 (Class E)
1,097,110	g	Tricon American Homes Trust		2.928	01/17/36	1,140
		Series - 2017 SFR2 (Class A)
200,000	g	Tricon American Homes Trust		3.275	01/17/36	207
		Series - 2017 SFR2 (Class B)
14,516,802	g	Vivint Colar Financing V LLC		4.730	04/30/48	13,605
		Series - 2018 1A (Class A)
1,462,500	g	Wendys Funding LLC		3.573	03/15/48	1,516
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				195,348

OTHER MORTGAGE BACKED - 2.2%
927,339	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	958
		Series - 2014 3 (Class A13)
498,177	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	515
		Series - 2015 6 (Class A9)
259,702	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	0.685	06/25/34	251
		Series - 2004 8CB (Class M1)
2,312,674	g,i	Bancorp Commercial Mortgage Trust	LIBOR 1 M + 0.900%	1.085	09/15/35	2,225
		Series - 2018 CRE4 (Class A)
5,440,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	3,697
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,897
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	5,972
		Series - 2015 MSQ (Class B)
3,000,000	g,i	BBCMS Trust		3.688	02/15/53	2,983
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust		3.419	08/15/52	1,094
		Series - 2019 B12 (Class AS)
11,370,000	g,i	Benchmark Mortgage Trust		4.029	03/15/62	11,417
		Series - 2019 B10 (Class 3CCA)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	2,012
		Series - 2016 CD2 (Class B)
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,000,000	i	Citigroup Commercial Mortgage Trust		4.296%	04/10/48	$1,926
		Series - 2015 GC29 (Class C)
4,800,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	5,234
		Series - 2019 GC43 (Class AS)
3,115,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	3,239
		Series - 2019 GC41 (Class AS)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	3,057
		Series - 2016 CLNE (Class A)
3,000,000	g	COMM Mortgage Trust		2.681	08/10/29	3,018
		Series - 2016 GCT (Class A)
2,750,000	g,i	COMM Mortgage Trust		3.527	10/10/29	2,822
		Series - 2017 PANW (Class B)
3,000,000	g,i	COMM Mortgage Trust		3.712	10/10/29	3,049
		Series - 2017 PANW (Class C)
5,120,000	g	COMM Mortgage Trust		4.353	08/10/30	5,489
		Series - 2013 300P (Class A1)
3,500,000	g,i	COMM Mortgage Trust		4.244	03/10/48	2,747
		Series - 2015 CR22 (Class D)
1,100,000	i	COMM Mortgage Trust		4.435	05/10/48	1,087
		Series - 2015 CR23 (Class C)
2,000,000	i	COMM Mortgage Trust		4.435	05/10/48	1,690
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	1,874
		Series - 2015 CR24 (Class D)
1,000,000		COMM Mortgage Trust		3.263	08/15/57	1,078
		Series - 2019 GC44 (Class AM)
2,842,257	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.785	05/25/24	2,485
		Series - 2014 C02 (Class 1M2)
6,924,198	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.185	07/25/24	6,063
		Series - 2014 C03 (Class 1M2)
1,337,729	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	5.185	11/25/24	1,374
		Series - 2014 C04 (Class 2M2)
337,573	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.735	04/25/28	357
		Series - 2015 C04 (Class 2M2)
555,640	i	Connecticut Avenue Securities	LIBOR 1 M + 5.700%	5.885	04/25/28	584
		Series - 2015 C04 (Class 1M2)
1,632,232	i	Connecticut Avenue Securities	LIBOR 1 M + 6.750%	6.935	08/25/28	1,710
		Series - 2016 C01 (Class 1M2)
1,567,290	i	Connecticut Avenue Securities	LIBOR 1 M + 6.950%	7.135	08/25/28	1,654
		Series - 2016 C01 (Class 2M2)
1,885,569	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.185	09/25/28	1,955
		Series - 2016 C02 (Class 1M2)
2,401,407	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	6.085	10/25/28	2,496
		Series - 2016 C03 (Class 2M2)
4,122,036	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.435	01/25/29	4,266
		Series - 2016 C04 (Class 1M2)
600,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.635	01/25/29	594
		Series - 2016 C05 (Class 2M2B)
2,901,124	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.635	01/25/29	2,964
		Series - 2016 C05 (Class 2M2)
1,531,403	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.435	04/25/29	1,600
		Series - 2016 C06 (Class 1M2)
2,903,361	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.385	01/25/30	2,915
		Series - 2017 C05 (Class 1M2A)
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$391,620	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.385%	08/25/30	$383
		Series - 2018 C02 (Class 2M2)
327,996	i	Connecticut Avenue Securities	LIBOR 1 M + 0.900%	1.085	08/25/30	314
		Series - 2018 C02 (Class 2EA2)
2,343,192	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	1.035	10/25/30	2,308
		Series - 2018 C03 (Class 1EA2)
400,401	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	2.635	07/25/31	391
		Series - 2019 R01 (Class 2M2)
974,264	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.800%	0.985	01/25/40	969
		Series - 2020 R01 (Class 1M1)
160,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	2.185	01/25/40	151
		Series - 2020 R02 (Class 2M2)
15,000,000	g	CPT Mortgage Trust		2.865	11/13/39	16,324
		Series - 2019 CPT (Class A)
2,750,000	g,i	CPT Mortgage Trust		3.097	11/13/39	2,477
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust		3.854	11/10/32	5,319
		Series - 2017 CALI (Class B)
825,000	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	0.835	05/25/36	811
		Series - 2006 CF2 (Class M3)
4,359,111	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	4,510
		Series - 2018 J1 (Class A11)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,762
		Series - 2017 C8 (Class 85BA)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	7,221
		Series - 2017 C8 (Class 85BB)
1,500,000	g,i	DBUBS Mortgage Trust		5.876	11/10/46	1,509
		Series - 2011 LC1A (Class C)
500,000	g,i	Ellington Financial Mortgage Trust		3.587	06/25/59	473
		Series - 2019 1 (Class M1)
747,630	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.920	12/25/35	739
		Series - 2005 2 (Class M2)
2,443,997	g,i	FirstKey Mortgage Trust		3.500	11/25/44	2,515
		Series - 2014 1 (Class A8)
566,602	g,i	Flagstar Mortgage Trust		4.111	10/25/47	567
		Series - 2017 2 (Class B3)
611,350	g,i	Flagstar Mortgage Trust		4.000	09/25/48	625
		Series - 2018 5 (Class A11)
5,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	5,012
		Series - 2014 GRCE (Class A)
3,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.275	10/15/31	2,842
		Series - 2018 HART (Class A)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	3,144
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust		3.919	11/10/49	717
		Series - 2016 GS4 (Class C)
2,000,000	g	GS Mortgage Securities Trust		3.000	02/10/52	1,330
		Series - 2019 GC38 (Class D)
2,570,965	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	2,630
		Series - 2020 PJ2 (Class A4)
1,184,740	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.814	08/19/45	1,108
		Series - 2005 11 (Class 2A1A)
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,000,000	g	Hudson Yards Mortgage Trust		2.835%	08/10/38	$6,375
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	5,133
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,993
		Series - 2016 10HY (Class C)
7,000,000	g	Hudson Yards Mortgage Trust		3.228	07/10/39	7,819
		Series - 2019 30HY (Class A)
1,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	959
		Series - 2019 55HY (Class D)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,189
		Series - 2019 55HY (Class F)
8,250,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	7,275
		Series - 2019 55HY (Class E)
245,539	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.845	03/25/35	232
		Series - 2004 11 (Class 2A1)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,861
		Series - 2013 C10 (Class AS)
1,615,873	g,i	JP Morgan Mortgage Trust		2.241	12/25/44	1,561
		Series - 2015 1 (Class B1)
398,928	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	410
		Series - 2015 3 (Class A19)
1,528,365	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,580
		Series - 2015 6 (Class A13)
861,040	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	891
		Series - 2016 1 (Class A13)
114,589	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	118
		Series - 2017 1 (Class A3)
962,584	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	997
		Series - 2017 2 (Class A13)
2,997,202	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	3,043
		Series - 2017 2 (Class A5)
972,643	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	984
		Series - 2017 3 (Class 1A5)
263,406	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	273
		Series - 2018 3 (Class A13)
86,344	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	88
		Series - 2018 4 (Class A13)
346,144	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	355
		Series - 2018 5 (Class A13)
100,141	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	101
		Series - 2018 8 (Class A5)
747,462	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	764
		Series - 2018 8 (Class A13)
1,659,187	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	1,696
		Series - 2018 9 (Class A13)
219,720	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	226
		Series - 2019 1 (Class A3)
1,659,387	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	1,696
		Series - 2019 1 (Class A15)
25,804	g,i	JP Morgan Mortgage Trust		4.000	08/25/49	26
		Series - 2019 2 (Class A4)
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$141,948	g,i	JP Morgan Mortgage Trust		4.757%	09/25/49	$150
		Series - 2019 3 (Class B1)
1,671,169	g,i	JP Morgan Mortgage Trust		3.883	06/25/50	1,596
		Series - 2020 1 (Class B2)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,861
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	4,199
		Series - 2017 330M (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	4,100
		Series - 2017 330M (Class B)
599,448	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	1.010	08/25/34	592
		Series - 2004 HE6 (Class M1)
2,000,000	g,i	Morgan Stanley Capital I Trust		5.684	09/15/47	1,985
		Series - 2011 C1 (Class D)
262,623	†,i	Morgan Stanley Capital I Trust		6.461	12/12/49	157
		Series - 2007 IQ16 (Class AJFX)
3,000,000	g,i	MSDB Trust		3.427	07/11/39	3,178
		Series - 2017 712F (Class A)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	0.968	07/15/33	15,348
		Series - 2018 850T (Class A)
5,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.685	07/15/36	5,635
		Series - 2019 MILE (Class A)
9,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	3.685	07/15/36	8,280
		Series - 2019 MILE (Class E)
1,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.435	07/15/36	1,577
		Series - 2019 MILE (Class F)
130,355	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.665	02/25/36	125
		Series - 2005 3 (Class A1)
11,800,000	g	One Bryant Park Trust		2.516	09/15/54	12,484
		Series - 2019 OBP (Class A)
3,900,000	g	One Market Plaza Trust		3.614	02/10/32	4,082
		Series - 2017 1MKT (Class A)
1,746,480	g,i	Sequoia Mortgage Trust		3.500	05/25/45	1,801
		Series - 2015 2 (Class A1)
723,559	g,i	Sequoia Mortgage Trust		3.500	06/25/46	749
		Series - 2016 1 (Class A19)
283,619	g,i	Sequoia Mortgage Trust		3.500	11/25/46	290
		Series - 2016 3 (Class A10)
1,842,180	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,907
		Series - 2017 3 (Class A19)
723,458	g,i	Sequoia Mortgage Trust		3.743	09/25/47	743
		Series - 2017 6 (Class B1)
646,607	g,i	Sequoia Mortgage Trust		3.500	02/25/48	664
		Series - 2018 2 (Class A1)
517,286	g,i	Sequoia Mortgage Trust		3.500	02/25/48	536
		Series - 2018 2 (Class A19)
150,662	g,i	Sequoia Mortgage Trust		3.500	03/25/48	153
		Series - 2018 3 (Class A4)
163,676	g,i	Sequoia Mortgage Trust		4.000	09/25/48	165
		Series - 2018 7 (Class A4)
129,401	g,i	Sequoia Mortgage Trust		4.000	09/25/48	132
		Series - 2018 7 (Class A19)
41,044	g,i	Sequoia Mortgage Trust		4.000	11/25/48	42
		Series - 2018 8 (Class A19)
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$525,957	g,i	Sequoia Mortgage Trust		4.000%	06/25/49	$537
		Series - 2019 2 (Class A19)
2,170,100	g,i	Sequoia Mortgage Trust		4.000	06/25/49	2,228
		Series - 2019 2 (Class A1)
1,694,591	g,i	Sequoia Mortgage Trust		3.500	11/25/49	1,742
		Series - 2019 4 (Class A1)
1,501,733	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,544
		Series - 2019 5 (Class A1)
839,204	g,i	Sequoia Mortgage Trust		3.500	12/25/49	870
		Series - 2019 5 (Class A19)
2,503,321	g,i	Sequoia Mortgage Trust		3.000	04/25/50	2,619
		Series - 2020 3 (Class A19)
330,171	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	337
		Series - 2016 1 (Class 1A10)
2,498,485	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	2,556
		Series - 2017 2 (Class A1)
220,303	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.150%	4.335	01/25/25	224
		Series - 2015 DN1 (Class M3)
309,222	i	STACR	LIBOR 1 M + 3.800%	3.985	03/25/25	314
		Series - 2015 HQ1 (Class M3)
350,439	i	STACR	LIBOR 1 M + 1.350%	1.535	03/25/29	349
		Series - 2016 HQA3 (Class M2)
350,000	i	STACR	LIBOR 1 M + 3.250%	3.435	07/25/29	353
		Series - 2017 DNA1 (Class M2)
751,812	i	STACR	LIBOR 1 M + 1.200%	1.385	10/25/29	752
		Series - 2017 DNA2 (Class M1)
1,896,682	i	STACR	LIBOR 1 M + 0.950%	1.135	04/25/30	1,893
		Series - 2017 HQA3 (Class M2AS)
186,084	i	STACR	LIBOR 1 M + 2.350%	2.535	04/25/30	185
		Series - HQA3 (Class M2)
136,881	g,i	STACR		3.726	02/25/48	137
		Series - 2018 SPI1 (Class M1)
202,263	g,i	STACR		3.809	05/25/48	202
		Series - 2018 SPI2 (Class M1)
1,300,373	g,i	STACR		4.466	11/25/48	1,283
		Series - 2018 SPI4 (Class M2)
2,470,000	g,i	STACR	LIBOR 1 M + 2.050%	2.235	11/25/49	2,396
		Series - 2019 HQA4 (Class M2)
670,000	g,i	STACR	LIBOR 1 M + 1.850%	2.035	02/25/50	635
		Series - 2020 DNA2 (Class M2)
620,000	g,i	STACR	LIBOR 1 M + 3.100%	3.285	03/25/50	594
		Series - 2020 HQA2 (Class M2)
1,030,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	1,064
		Series - 2012 LC5 (Class AS)
954,474	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	983
		Series - 2019 2 (Class A17)
		TOTAL OTHER MORTGAGE BACKED				340,472

		TOTAL STRUCTURED ASSETS				535,820
		(Cost $537,091)

		TOTAL BONDS				6,027,215
		(Cost $5,739,733)
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 59.4%

AUTOMOBILES & COMPONENTS - 1.1%
74,280		Aptiv plc	$5,788
562		Autoliv, Inc	36
187,442		Bayerische Motoren Werke AG.	11,966
64,152		Bayerische Motoren Werke AG. (Preference)	3,116
14,525		BorgWarner, Inc	513
220,582		Denso Corp	8,651
609,480		Honda Motor Co Ltd	15,599
105,512		Magna International, Inc	4,699
56,903		Michelin (C.G.D.E.) (Class B)	5,931
617,444	e	Peugeot S.A.	10,126
109,789	g	Pirelli & C S.p.A	467
206,727		Renault S.A.	5,291
31,000		Stanley Electric Co Ltd	750
97,152	*,e	Tenneco, Inc	735
50,537	*	Tesla, Inc	54,570
518,100		Toyota Motor Corp	32,580
48,647	e	Valeo S.A.	1,283
		TOTAL AUTOMOBILES & COMPONENTS	162,101

BANKS - 2.8%
12,603		Ameris Bancorp	297
51,530		Associated Banc-Corp	705
894,208		Australia & New Zealand Banking Group Ltd	11,602
2,471,466		Banco Bilbao Vizcaya Argentaria S.A.	8,509
1,285,108		Bank Hapoalim Ltd	7,683
182,005		Bank of Montreal	9,687
663,049		Bank of New York Mellon Corp	25,627
210,824		Bank of Nova Scotia	8,724
60,679		Bank OZK	1,424
2,405		Banner Corp	91
68,254		Berkshire Hills Bancorp, Inc	752
3,227,500		BOC Hong Kong Holdings Ltd	10,334
16,180		Brookline Bancorp, Inc	163
13,829		Bryn Mawr Bank Corp	383
10,067		Cadence BanCorp	89
2,926,176		CaixaBank S.A.	6,260
12,700		Camden National Corp	439
79,444		Canadian Imperial Bank of Commerce	5,310
622,072		Citizens Financial Group, Inc	15,701
2,120		Columbia Banking System, Inc	60
144,072		Comerica, Inc	5,489
712		Commerce Bancshares, Inc	42
479,554		Commonwealth Bank of Australia	23,160
889		Community Trust Bancorp, Inc	29
6,256	e	Cullen/Frost Bankers, Inc	467
67,309	*	Customers Bancorp, Inc	809
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
750,793		DBS Group Holdings Ltd	$11,297
93,331	*	Erste Bank der Oesterreichischen Sparkassen AG.	2,204
15,927		Federal Agricultural Mortgage Corp (FAMC)	1,020
60,389		First Republic Bank	6,401
2,590		Glacier Bancorp, Inc	91
77,515		Great Western Bancorp, Inc	1,067
5,441		Hancock Whitney Corp	115
607,700		Hang Seng Bank Ltd	10,235
45,083		Hanmi Financial Corp	438
16,503		Heartland Financial USA, Inc	552
12,841		Heritage Financial Corp	257
24,702		HomeStreet, Inc	608
21,937		HomeTrust Bancshares, Inc	351
362,200		Huntington Bancshares, Inc	3,272
1,838,364		ING Groep NV	12,815
6,276,885		Intesa Sanpaolo S.p.A.	12,062
139,026		Investors Bancorp, Inc	1,182
125,286		KBC Groep NV	7,198
115,824		Kearny Financial Corp	947
801,909		Keycorp	9,767
22,925	e	Live Oak Bancshares, Inc	333
119,443		M&T Bank Corp	12,419
12,050		MGIC Investment Corp	99
8,047	*	Mr Cooper Group, Inc	100
1,139,508		National Australia Bank Ltd	14,440
42,093		National Bank Holdings Corp	1,137
3,324		NBT Bancorp, Inc	102
762,543		New York Community Bancorp, Inc	7,778
45,407		Northfield Bancorp, Inc	523
9,051	e	Old National Bancorp	125
189,303		People’s United Financial, Inc	2,190
57,846		Pinnacle Financial Partners, Inc	2,429
342,004		PNC Financial Services Group, Inc	35,982
905,719		Regions Financial Corp	10,072
2,027,100		Resona Holdings, Inc	6,937
4,704		Signature Bank	503
1,005,063		Skandinaviska Enskilda Banken AB (Class A)	8,725
1,970,072		Standard Chartered plc	10,679
17,395	e	Sterling Bancorp	204
8,646		Stock Yards Bancorp, Inc	348
248,200		Sumitomo Mitsui Trust Holdings, Inc	6,994
25,726	*	SVB Financial Group	5,545
886,765		Svenska Handelsbanken AB	8,420
6,479	*	Texas Capital Bancshares, Inc	200
6,965		TFS Financial Corp	100
26,551	*	The Bancorp, Inc	260
475,503		Toronto-Dominion Bank	21,222
7,365		Trico Bancshares	224
27,016	*	Tristate Capital Holdings, Inc	424
675,895		Truist Financial Corp	25,380
1,700		Trustmark Corp	42
5,827		Umpqua Holdings Corp	62
12,481		Univest Financial Corp	201
8,233		Webster Financial Corp	236
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
30,378		WesBanco, Inc	$617
3,019		Westamerica Bancorporation	173
1,108,448		Westpac Banking Corp	13,893
1,110		Wintrust Financial Corp	48
1,706		WSFS Financial Corp	49
76,559		Zions Bancorporation	2,603
		TOTAL BANKS	427,533

CAPITAL GOODS - 3.6%
280,121		3M Co	43,696
790		Acuity Brands, Inc	76
10,485	*	Aegion Corp	166
30,215		Argan, Inc	1,432
167,764		Assa Abloy AB	3,434
47,888	*	Astronics Corp	506
212,409	e	Atlas Copco AB (A Shares)	9,046
202,746		Atlas Copco AB (B Shares)	7,534
110,725	*	Axon Enterprise, Inc	10,865
63,398		Barnes Group, Inc	2,508
2,120	*	Beacon Roofing Supply, Inc	56
60,052	*	Bloom Energy Corp	653
46,560		Bouygues S.A.	1,595
38,706		Brenntag AG.	2,052
304,448		CAE, Inc	4,938
21,582		Carlisle Cos, Inc	2,583
245,526		Caterpillar, Inc	31,059
866,069		CNH Industrial NV	6,085
106,312		Compagnie de Saint-Gobain	3,836
52,379		Cubic Corp	2,516
47,541		Cummins, Inc	8,237
98,635		Curtiss-Wright Corp	8,806
9,100		Daifuku Co Ltd	797
89,000		Daikin Industries Ltd	14,400
92,545		DCC plc	7,722
132,375		Deere & Co	20,803
230,459		Eaton Corp	20,161
4,718		EMCOR Group, Inc	312
158,469		Fastenal Co	6,789
142,984		Ferguson plc	11,691
134,151		Fortive Corp	9,077
19,271	*	Herc Holdings, Inc	592
109,696		Hexcel Corp	4,960
97,900	*	Hitachi Construction Machinery Co Ltd	2,720
21,083		Hochtief AG.	1,876
386		IDEX Corp	61
212,760		Illinois Tool Works, Inc	37,201
428,533		Johnson Controls International plc	14,630
303,500		Kajima Corp	3,629
159,700		Kawasaki Heavy Industries Ltd	2,307
1,335,270	e	Keppel Corp Ltd	5,751
417,800		Komatsu Ltd	8,557
579,800	e	Kubota Corp	8,673
14,151		Legrand S.A.	1,075
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
86		Lennox International, Inc	$20
227,868		Masco Corp	11,441
120,371	*	Mercury Systems, Inc	9,468
605,300		Mitsubishi Corp	12,791
29,641		Moog, Inc (Class A)	1,570
54,673		MTU Aero Engines Holding AG.	9,519
8,124	*,e	MYR Group, Inc	259
333,800		Obayashi Corp	3,138
5,749	e	Owens Corning, Inc	321
112,147		PACCAR, Inc	8,394
63,269		Parker-Hannifin Corp	11,595
66,868		Quanta Services, Inc	2,623
51,010		Rockwell Automation, Inc	10,865
49,609		Roper Technologies Inc	19,261
8,372		Rush Enterprises, Inc (Class A)	347
170,378		Sandvik AB	3,208
182,145		Schneider Electric S.A.	20,261
386,200		Shimizu Corp	3,182
213,660		Siemens AG.	25,198
11,700		Snap-On, Inc	1,621
676		Stanley Black & Decker, Inc	94
22,771	*	Sunrun, Inc	449
47,513	*	Teledyne Technologies, Inc	14,774
92,390		Trane Technologies plc	8,221
20,355	*	Trimas Corp	488
40,888	*	United Rentals, Inc	6,094
6,185	*	Vectrus, Inc	304
18,266		Vestas Wind Systems AS	1,871
810,661		Volvo AB (B Shares)	12,756
17,820		W.W. Grainger, Inc	5,598
9,535	e	Wabash National Corp	101
350,496		Wartsila Oyj (B Shares)	2,907
3,684	*	WESCO International, Inc	129
46,620		Woodward Inc	3,615
12,800		WSP Global, Inc	785
49,895		Xylem, Inc	3,241
		TOTAL CAPITAL GOODS	551,972

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,604		ABM Industries, Inc	95
36,304		ACCO Brands Corp	258
25,543		Adecco S.A.	1,204
1,000	*	ASGN Inc	67
1,175		Brambles Ltd	9
17,055		Cintas Corp	4,543
177,551	*	Copart, Inc	14,785
15,558	*	FTI Consulting, Inc	1,782
7,701		Heidrick & Struggles International, Inc	166
6,731	*	Huron Consulting Group, Inc	298
7,635		ICF International, Inc	495
348,780		IHS Markit Ltd	26,333
125,772		Intertek Group plc	8,471
47,960	e	Kelly Services, Inc (Class A)	758
81,863		Nielsen NV	1,216
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
37,666		Randstad Holdings NV	$1,684
411,200		Recruit Holdings Co Ltd	14,141
710,114		RELX plc (London)	16,436
21,731		Resources Connection, Inc	260
73,813		Robert Half International, Inc	3,900
1,100		Secom Co Ltd	97
5,725		Seek Ltd	88
3,476		SGS S.A.	8,515
6,612	*	Teleperformance	1,684
158,803		TransUnion	13,822
19,637		Verisk Analytics, Inc	3,342
5,280		Viad Corp	100
193,688		Waste Management, Inc	20,513
29,805		Wolters Kluwer NV	2,328
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	147,390

CONSUMER DURABLES & APPAREL - 1.1%
51,093		Adidas-Salomon AG.	13,471
540,582		Barratt Developments plc	3,322
48,830		Berkeley Group Holdings plc	2,515
224,447		Burberry Group plc	4,435
21,641		Callaway Golf Co	379
54,962	*	Century Communities, Inc	1,685
61,402		DR Horton, Inc	3,405
94,209		Essilor International S.A.	12,116
39,949	e	Ethan Allen Interiors, Inc	473
2,666		Garmin Ltd	260
804		Hasbro, Inc	60
30,606	*,e	iRobot Corp	2,568
40,139		Lennar Corp (Class A)	2,473
35,049	*	Lululemon Athletica, Inc	10,936
11,623	*	Meritage Homes Corp	885
23,556	*	Mohawk Industries, Inc	2,397
13,397		Newell Brands Inc	213
516,699		Nike, Inc (Class B)	50,662
2,771	*	NVR, Inc	9,030
990,000		Panasonic Corp	8,681
21,332		Pandora AS	1,165
448		PVH Corp	21
9,294		SEB S.A.	1,542
296,900		Sekisui House Ltd	5,668
237,100	*	Sharp Corp	2,543
79,078	*	Sonos, Inc	1,157
354,600		Sony Corp	24,478
1,162,041		Taylor Wimpey plc	2,051
80,881		VF Corp	4,929
		TOTAL CONSUMER DURABLES & APPAREL	173,520

CONSUMER SERVICES - 1.2%
138,079		Accor S.A.	3,768
33,403	*	American Public Education, Inc	989
41,712	*	Bright Horizons Family Solutions	4,889
31,423		Carriage Services, Inc	569
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
729,063		Compass Group plc	$10,031
48,083		Darden Restaurants, Inc	3,643
72,351	e	Dave & Buster’s Entertainment, Inc	965
29,626		Domino’s Pizza, Inc	10,945
3,927		Dunkin Brands Group, Inc	256
43,553	*,e	El Pollo Loco Holdings, Inc	643
17,931	*	frontdoor, Inc	795
9,331		Graham Holdings Co	3,198
309,617		Hilton Worldwide Holdings, Inc	22,741
192,375		InterContinental Hotels Group plc	8,492
22,872		Marriott Vacations Worldwide Corp	1,880
80,100		Oriental Land Co Ltd	10,585
35,121	*	Planet Fitness, Inc	2,127
56,379	*,e	Regis Corp	461
129,148	e	Royal Caribbean Cruises Ltd	6,496
106,078		Service Corp International	4,125
113,558	*	ServiceMaster Global Holdings, Inc	4,053
2,305	*	Shake Shack, Inc	122
95,785		Six Flags Entertainment Corp	1,840
593,077		Starbucks Corp	43,645
24,827		Vail Resorts, Inc	4,522
97,412		Wendy’s	2,122
105,535	*,e	Whitbread plc	2,904
30,692	*	WW International Inc	779
207,292		Yum! Brands, Inc	18,016
		TOTAL CONSUMER SERVICES	175,601

DIVERSIFIED FINANCIALS - 3.1%
737,983		3i Group plc	7,599
119,166		Ally Financial, Inc	2,363
336,760		American Express Co	32,060
2,187		Ameriprise Financial, Inc	328
1,340,182	*	AMP Ltd	1,734
67,417	g	Amundi S.A.	5,300
24,514		Annaly Capital Management, Inc	161
65,720		BlackRock, Inc	35,758
3,313		Blackstone Group, Inc	188
468,145		Brookfield Asset Management, Inc	15,407
562,134		Charles Schwab Corp	18,966
167,434		CME Group, Inc	27,215
47,319		Deutsche Boerse AG.	8,564
590,153		Discover Financial Services	29,561
29,186		E*TRADE Financial Corp	1,451
42,522		Eurazeo	2,185
11,159		Factset Research Systems, Inc	3,665
115,174		Franklin Resources, Inc	2,415
14,336	*	Green Dot Corp	704
431,946		Hong Kong Exchanges and Clearing Ltd	18,397
421,234		Intercontinental Exchange Group, Inc	38,585
66,698	e	Invesco Ltd	718
45,759		Legg Mason, Inc	2,276
139,552		London Stock Exchange Group plc	14,513
145,300		Macquarie Group Ltd	12,059
17,991		MarketAxess Holdings, Inc	9,012
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
454,800		Mitsubishi UFJ Lease & Finance Co Ltd	$2,170
85,006		Moody’s Corp	23,354
848,237		Morgan Stanley	40,970
27,645		Nasdaq Inc	3,303
1,071,999		Natixis	2,827
12,048	*,†	NewStar Financial, Inc	3
157,600		Northern Trust Corp	12,504
3,573	*	PRA Group, Inc	138
30,998		Redwood Trust, Inc	217
144,654		S&P Global, Inc	47,661
139,030		Schroders plc	5,074
2,147,611		Standard Life Aberdeen plc	7,116
164,576		State Street Corp	10,459
33,024		T Rowe Price Group, Inc	4,078
1,400,048		UBS Group AG	16,169
26,721		Voya Financial, Inc	1,246
26,666		Wendel	2,545
		TOTAL DIVERSIFIED FINANCIALS	471,018

ENERGY - 1.9%
551,218		Antero Midstream Corp	2,811
212,128		Apache Corp	2,864
288,013		Baker Hughes Co	4,432
1,172,364		Cenovus Energy, Inc (Toronto)	5,484
3,725	*	ChampionX Corp	36
167,909	*	Cheniere Energy, Inc	8,113
540,071		Chevron Corp	48,190
21,267	e	Cimarex Energy Co	585
619,684		ConocoPhillips	26,039
4,244	e	Delek US Holdings, Inc	74
518,980		Enbridge, Inc (Toronto)	15,780
1,276,105		ENI S.p.A.	12,233
273,530		EQT Corp	3,255
718,937		Equinor ASA	10,357
13,916	e	Equitrans Midstream Corp	116
504,797		Galp Energia SGPS S.A.	5,856
342,641	*	Gulfport Energy Corp	373
31,856	*	Helix Energy Solutions Group, Inc	111
122,005		Hess Corp	6,321
556,986		Inpex Holdings, Inc	3,478
1,256,487		Kinder Morgan, Inc	19,061
6,109		Koninklijke Vopak NV	323
146,419		Kosmos Energy Ltd	243
7,464	e	Lundin Petroleum AB	182
1,617,620	e	Marathon Oil Corp	9,900
28,451	*	Matrix Service Co	277
11,094	e	National Oilwell Varco, Inc	136
267,760		Neste Oil Oyj	10,517
117,900	e	Noble Energy, Inc	1,056
5,830	*,e	Oceaneering International, Inc	37
166,551	*	OMV AG.	5,620
26,109		ONEOK, Inc	867
262,045		Parsley Energy, Inc	2,799
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,020,152	e	Repsol YPF S.A.	$9,014
659,816		Schlumberger Ltd	12,134
965,993	*	Southwestern Energy Co	2,473
720,293		Suncor Energy, Inc	12,145
7,252		Tenaris S.A.	47
665,364		Total S.A.	25,655
266,480		Valero Energy Corp	15,674
335,894		Williams Cos, Inc	6,389
948		Woodside Petroleum Ltd	14
		TOTAL ENERGY	291,071

FOOD & STAPLES RETAILING - 0.6%
293,800		Aeon Co Ltd	6,835
232,229		Alimentation Couche Tard, Inc	7,282
86,085		Carrefour S.A.	1,335
82,679		Casey’s General Stores, Inc	12,362
49,083	*	Casino Guichard Perrachon S.A.	1,818
46,387	*	Chefs’ Warehouse Holdings, Inc	630
13,275		Coles Group Ltd	158
63,518		George Weston Ltd	4,653
1,559		ICA Gruppen AB	74
1,769,105		J Sainsbury plc	4,578
1,474	*,e	Jeronimo Martins SGPS S.A.	26
69,400		Kobe Bussan Co Ltd	3,941
800		Lawson, Inc	40
155,267		Loblaw Cos Ltd	7,561
147,990		Metro Wholesale & Food Specialist AG.	1,405
15,404	*	Performance Food Group Co	449
50,735		Pricesmart, Inc	3,061
81,818		SpartanNash Co	1,739
262,914	*	Sprouts Farmers Market, Inc	6,728
4,508,344		Tesco plc	12,680
119,541	*	United Natural Foods, Inc	2,177
484,194	*	US Foods Holding Corp	9,548
18,123	e	Weis Markets, Inc	908
800		Welcia Holdings Co Ltd	65
2,106,392		WM Morrison Supermarkets plc	4,962
		TOTAL FOOD & STAPLES RETAILING	95,015

FOOD, BEVERAGE & TOBACCO - 2.5%
364,500		Ajinomoto Co, Inc	6,049
328,492		Associated British Foods plc	7,767
3,375		Barry Callebaut AG.	6,442
61,452	*,e	Beyond Meat, Inc	8,233
61,362		Bunge Ltd	2,524
103,719		Campbell Soup Co	5,148
423,452		Coca-Cola Amatil Ltd	2,551
1,362,545		Coca-Cola Co	60,879
228,882		Coca-Cola European Partners plc (Class A)	8,643
225,309		Coca-Cola HBC AG.	5,640
226,559		Danone	15,726
69,826	e	Fresh Del Monte Produce, Inc	1,719
484,237		General Mills, Inc	29,853
2,360	*	Hain Celestial Group, Inc	74
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
279,178	e	Hormel Foods Corp	$13,476
176,470		Kellogg Co	11,658
92,734		Kerry Group plc (Class A)	11,520
146,000	e	Kikkoman Corp	7,051
48,325		McCormick & Co, Inc	8,670
88,600		MEIJI Holdings Co Ltd	7,050
113,527		Mowi ASA	2,164
634,697		Nestle S.A.	70,369
29,600		Nissin Food Products Co Ltd	2,623
302,914		Orkla ASA	2,659
525,062		PepsiCo, Inc	69,445
141,100	e	Suntory Beverage & Food Ltd	5,506
9,964	*	TreeHouse Foods, Inc	436
116,700		Yakult Honsha Co Ltd	6,866
		TOTAL FOOD, BEVERAGE & TOBACCO	380,741

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
48,116	*	Abiomed, Inc	11,623
219,862		Alcon, Inc	12,633
210,300		Alfresa Holdings Corp	4,408
56,304	*	Align Technology, Inc	15,452
367,482	*,e	Allscripts Healthcare Solutions, Inc	2,488
83,449	*	Angiodynamics, Inc	849
224,873	*,e	Antares Pharma, Inc	618
32,319	*	AtriCure, Inc	1,453
33,262	*,e	Axonics Modulation Technologies, Inc	1,168
34,601	*	BioTelemetry, Inc	1,564
190,434		Cardinal Health, Inc	9,939
27,564	*	Cardiovascular Systems, Inc	870
73,023	*	Centene Corp	4,641
412,144		Cerner Corp	28,253
311,258	*	Cerus Corp	2,054
91,256		Cigna Corp	17,124
6,294		Cochlear Ltd	826
50,637		Coloplast AS	7,893
22,324	e	Computer Programs & Systems, Inc	509
46,216		Cooper Cos, Inc	13,109
216,177	*	Covetrus, Inc	3,867
457,660		CVS Health Corp	29,734
232,300		Dentsply Sirona, Inc	10,235
469,092	*	Edwards Lifesciences Corp	32,419
183,822	*	Envista Holdings Corp	3,877
354,316		Fisher & Paykel Healthcare Corp	8,162
125,303	*	GenMark Diagnostics, Inc	1,843
15,806	*,e	Glaukos Corp	607
63,365	*	Globus Medical, Inc	3,023
81,349		GN Store Nord	4,355
11,735	*	Guardant Health, Inc	952
9,550	*	Haemonetics Corp	855
140,348		HCA Healthcare, Inc	13,622
43,241	*,e	Health Catalyst, Inc	1,261
30,112	*	Henry Schein, Inc	1,758
14,207	*,e	Heska Corp	1,324
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
30,772		Hill-Rom Holdings, Inc	$3,378
74,901	*	HMS Holdings Corp	2,426
127,585	*	Hologic, Inc	7,272
45,418		Humana, Inc	17,611
66,007	*	IDEXX Laboratories, Inc	21,793
8,609	*	Inogen, Inc	306
26,165	*	Integer Holding Corp	1,911
55,862	*	Laboratory Corp of America Holdings	9,279
27,738		LeMaitre Vascular, Inc	732
3,910	*	LHC Group, Inc	682
9,373	*	LivaNova plc	451
90,484	*	Meridian Bioscience, Inc	2,107
118,290	*	Merit Medical Systems, Inc	5,400
116,928	*	NextGen Healthcare, Inc	1,284
44,805	*,e	Omnicell, Inc	3,164
129,633	*,e	OraSure Technologies, Inc	1,508
37,581	*	Orthofix Medical Inc	1,203
40,671		Owens & Minor, Inc	310
16,003	*	Penumbra, Inc	2,862
2,830	*	Premier, Inc	97
3,807	*	Providence Service Corp	300
31,422		Quest Diagnostics, Inc	3,581
32,453	*	Quidel Corp	7,261
125,777		Ramsay Health Care Ltd	5,809
91,258		Resmed, Inc	17,522
282,183		Ryman Healthcare Ltd	2,394
30,833		Sartorius AG.	10,176
12,083		Sonic Healthcare Ltd	255
47,799	*	Sonova Holdings AG	9,568
54,606	*	Staar Surgical Co	3,360
36,118		STERIS plc	5,542
24,656	*	Surgery Partners, Inc	285
111,100		Sysmex Corp	8,528
34,744	*,e	Tactile Systems Technology, Inc	1,439
30,380	*	Tandem Diabetes Care, Inc	3,005
43,590	*,e	Tivity Health, Inc	494
52,466	*,e	Triple-S Management Corp (Class B)	998
292,116		UnitedHealth Group, Inc	86,160
42,880	*	Varian Medical Systems, Inc	5,254
66,818	*,e	Vocera Communications, Inc	1,417
47,644		West Pharmaceutical Services, Inc	10,823
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	523,315

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
32,966		Beiersdorf AG.	3,749
74,036		Clorox Co	16,241
347,259		Colgate-Palmolive Co	25,440
367,053		Essity AB	11,901
87,022		Estee Lauder Cos (Class A)	16,419
100,862		Henkel KGaA	8,438
37,753		Henkel KGaA (Preference)	3,522
172,500	e	Kao Corp	13,689
67,915		Kimberly-Clark Corp	9,600
23,200		Kobayashi Pharmaceutical Co Ltd	2,040
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
22,700		Kose Corp	$2,748
47,200	e	Lion Corp	1,135
73,561	*	L’Oreal S.A.	23,742
768,638		Procter & Gamble Co	91,906
166,600		Shiseido Co Ltd	10,616
207,700		Uni-Charm Corp	8,518
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	249,704

INSURANCE - 2.2%
2,021,547		Aegon NV	5,976
355,504		Aflac, Inc	12,809
118,504		Allianz AG.	24,215
129,022		Allstate Corp	12,514
80,168		Aon plc	15,440
114		Arthur J. Gallagher & Co	11
554,526		Assicurazioni Generali S.p.A.	8,423
2,979,390		Aviva plc	10,098
574,060	e	AXA S.A.	12,080
261,460		Chubb Ltd	33,106
193,866		CNP Assurances	2,249
1,814	*	eHealth, Inc	178
3,863,216		Legal & General Group plc	10,532
236,933		Loews Corp	8,124
310,152		Marsh & McLennan Cos, Inc	33,301
82,300		Mitsui Sumitomo Insurance Group Holdings, Inc	2,266
32,107		Muenchener Rueckver AG.	8,361
237,100		NKSJ Holdings, Inc	8,162
642		Principal Financial Group	27
321,812		Progressive Corp	25,780
357,374		Prudential Financial, Inc	21,764
1,026,451		Prudential plc	15,467
75,475		Sun Life Financial, Inc	2,774
118,769		Swiss Re Ltd	9,209
173,200		Tokio Marine Holdings, Inc	7,582
171,882		Travelers Cos, Inc	19,603
208		White Mountains Insurance Group Ltd	185
15,095		Willis Towers Watson plc	2,973
51,467		Zurich Insurance Group AG	18,236
		TOTAL INSURANCE	331,445

MATERIALS - 2.9%
159,439		Agnico-Eagle Mines Ltd	10,209
132,474		Air Liquide	19,154
1,524		Amcor plc	16
14,174		Aptargroup, Inc	1,587
480,800		Asahi Kasei Corp	3,936
612	*	Axalta Coating Systems Ltd	14
533,448		B2Gold Corp	3,033
258,377		Ball Corp	17,955
230,548		BASF SE	12,950
6,891	*	Berry Global Group, Inc	305
310,968		BlueScope Steel Ltd	2,562
307,457	*	Boliden AB	7,052
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
83,968	*,e	Century Aluminum Co	$599
4,061		Christian Hansen Holding	419
330,987		CRH plc	11,393
94,615		Croda International plc	6,145
45,293		DSM NV	6,287
575,481		DuPont de Nemours, Inc	30,575
185,414		Ecolab, Inc	36,888
496,318		Evolution Mining Ltd	1,972
1,078,849	e	Fortescue Metals Group Ltd	10,488
68,702		Franco-Nevada Corp	9,597
3,439		Givaudan S.A.	12,855
103,086		HeidelbergCement AG.	5,518
204,900		Hitachi Metals Ltd	2,456
15,725		International Flavors & Fragrances, Inc	1,926
41,353		Johnson Matthey plc	1,077
255,145		Linde plc	54,119
747,109		Lundin Mining Corp	4,006
16,319	e	Minerals Technologies, Inc	766
486,000		Mitsubishi Chemical Holdings Corp	2,834
58,300		Mitsubishi Materials Corp	1,231
141,592		Mitsui Chemicals, Inc	2,962
279,116		Mondi plc	5,221
173,854		Mosaic Co	2,175
438,614		Newcrest Mining Ltd	9,726
477,058		Newmont Goldcorp Corp	29,454
500		Nippon Paint Co Ltd	36
693,100		Nippon Steel Corp	6,549
89,700		Nitto Denko Corp	5,085
1,520,855		Norsk Hydro ASA	4,243
277,899		Nucor Corp	11,508
306,097		Nutrien Ltd (Toronto)	9,835
20,310		PPG Industries, Inc	2,154
4,188		Reliance Steel & Aluminum Co	398
10,424		Schnitzer Steel Industries, Inc (Class A)	184
124,900		Shin-Etsu Chemical Co Ltd	14,658
142,600	e	Showa Denko KK	3,219
40,165		Sika AG.	7,743
153,789		Stora Enso Oyj (R Shares)	1,841
1,354,900		Sumitomo Chemical Co Ltd	4,077
262,800		Sumitomo Metal Mining Co Ltd	7,403
190,141	*	Summit Materials, Inc	3,057
463,117		Svenska Cellulosa AB (B Shares)	5,539
528,435		Teck Cominco Ltd	5,535
9,000		Toray Industries, Inc	42
29,019		Trinseo S.A.	643
164,274		Umicore S.A.	7,754
145,823		UPM-Kymmene Oyj	4,224
36,151	*	US Concrete, Inc	896
112,930	e	Voestalpine AG.	2,439
120,838		Wheaton Precious Metals Corp	5,315
		TOTAL MATERIALS	443,839

MEDIA & ENTERTAINMENT - 3.2%
387,414		Activision Blizzard, Inc	29,405
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
73,639	*	Alphabet, Inc (Class A)	$104,424
73,693	*	Alphabet, Inc (Class C)	104,173
3,246	e	Cable One, Inc	5,761
4,039	*	Cardlytics, Inc	283
100,512		Cinemark Holdings, Inc	1,161
1,672,184		Comcast Corp (Class A)	65,182
355,347	*,e	Discovery, Inc (Class A)	7,498
504,487	*	Discovery, Inc (Class C)	9,716
171,686	*	Electronic Arts, Inc	22,671
93,869	*	Gray Television, Inc	1,310
92,371	*	Imax Corp	1,036
898,060		Informa plc	5,192
1,902,885		ITV plc	1,759
57,052		JC Decaux S.A.	1,066
60,210		John Wiley & Sons, Inc (Class A)	2,348
223,006	*	Liberty Broadband Corp (Class C)	27,644
2,960	*	Liberty Global plc (Class A)	65
7,192	*	Liberty Global plc (Class C)	155
23,584		Loral Space & Communications, Inc	460
20,704	*	Madison Square Garden Co	3,041
77,621		New York Times Co (Class A)	3,262
35,200		Nintendo Co Ltd	15,737
387,791		Omnicom Group, Inc	21,173
749,945	e	Pearson plc	5,339
549		Schibsted ASA (B Shares)	13
44,164		Scholastic Corp	1,322
117,248	e	Sinclair Broadcast Group, Inc (Class A)	2,164
1,845,768		Sirius XM Holdings, Inc	10,835
14,953	*	Snap, Inc	351
80,685	*	Take-Two Interactive Software, Inc	11,261
15,254		TEGNA, Inc	170
225,150		TripAdvisor, Inc	4,280
51,055	e	World Wrestling Entertainment, Inc (Class A)	2,218
766,310		WPP plc	5,974
1,232,131	*	Zynga, Inc	11,755
		TOTAL MEDIA & ENTERTAINMENT	490,204

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
502,296		AbbVie, Inc	49,315
72,319	*	Acadia Pharmaceuticals, Inc	3,505
96,256	*,e	Aerie Pharmaceuticals, Inc	1,421
199,700		Agilent Technologies, Inc	17,647
61,368	*,e	Agios Pharmaceuticals, Inc	3,282
237,360		Amgen, Inc	55,984
52,528	*,e	AnaptysBio, Inc	1,173
49,057	*	Assembly Biosciences, Inc	1,144
793,914		Astellas Pharma, Inc	13,258
318,343		AstraZeneca plc	33,131
12,200		AstraZeneca plc (ADR)	645
86,856	*	Atara Biotherapeutics, Inc	1,265
7,622	*,e	Avrobio, Inc	133
3,566	*	Axsome Therapeutics, Inc	293
334,149	*	BioCryst Pharmaceuticals, Inc	1,592
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
77,438	*	Biogen, Inc	$20,718
63,550	*	BioMarin Pharmaceutical, Inc	7,838
60,106	*	Bluebird Bio, Inc	3,669
912,149		Bristol-Myers Squibb Co	53,634
198,186	*,e	Canopy Growth Corp (Toronto)	3,210
284,091		Chugai Pharmaceutical Co Ltd	15,210
71,920	*	Collegium Pharmaceutical, Inc	1,259
203,314	*,e	Cronos Group, Inc	1,225
123,214		CSL Ltd	24,506
93,300		Eisai Co Ltd	7,413
346,753		Eli Lilly & Co	56,930
5,911	*,e	Esperion Thereapeutics, Inc	303
39,409	*,e	Flexion Therapeutics, Inc	518
485,311		Gilead Sciences, Inc	37,340
78,706		H Lundbeck AS	2,974
39,223	*	Halozyme Therapeutics, Inc	1,052
16,285	*	Horizon Therapeutics Plc	905
38,636	*	Immunomedics, Inc	1,369
45,015	*	Insmed, Inc	1,240
25,908	*	Intersect ENT, Inc	351
122,707	*	Intra-Cellular Therapies, Inc	3,150
76,381	*	IQVIA Holdings, Inc	10,837
37,633	*	Jazz Pharmaceuticals plc	4,152
24,002	*	Karyopharm Therapeutics, Inc	455
30,346		Lonza Group AG.	16,074
105,643	*	MacroGenics, Inc	2,950
900,659		Merck & Co, Inc	69,648
93,716		Merck KGaA	10,913
7,882	*	Mettler-Toledo International, Inc	6,349
3,119	*	Mirati Therapeutics, Inc	356
13,440	*	MyoKardia, Inc	1,299
455,104		Novo Nordisk AS	29,649
341,800		Ono Pharmaceutical Co Ltd	9,976
856,183	*,e	Opko Health, Inc	2,920
116,648		Orion Oyj (Class B)	5,657
56,789		Perrigo Co plc	3,139
83,235	*	Prothena Corp plc	871
19,372	*	Repligen Corp	2,395
97,664	*,e	Revance Therapeutics, Inc	2,385
155,872		Roche Holding AG.	54,002
7,354	*	Sage Therapeutics, Inc	306
103,278	*,e	Sangamo Therapeutics Inc	925
290,635		Sanofi-Aventis	29,640
18,000		Santen Pharmaceutical Co Ltd	331
126,300		Shionogi & Co Ltd	7,923
198,600		Sumitomo Dainippon Pharma Co Ltd	2,752
519,124	*,e	TherapeuticsMD, Inc	649
5,130	*,e	Tricida, Inc	141
89,867		UCB S.A.	10,429
36,233	*,e	Ultragenyx Pharmaceutical, Inc	2,834
157,590	*	Vertex Pharmaceuticals, Inc	45,750
25,713	*	Waters Corp	4,639
30,112	*,e	ZIOPHARM Oncology, Inc	99
302,123		Zoetis, Inc	41,403
418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
15,799	*	Zogenix, Inc	$427
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	810,877

REAL ESTATE - 2.1%
64,090		Alexandria Real Estate Equities, Inc	10,399
200,190		American Tower Corp	51,757
3,067		Americold Realty Trust	111
507,600		Ascendas REIT	1,165
97,312		Boston Properties, Inc	8,795
864,886		British Land Co plc	4,137
2,882,849	*	CapitaLand Ltd	6,090
68,626		CatchMark Timber Trust, Inc	607
103,900	*	CBRE Group, Inc	4,698
66,500	e	City Developments Ltd	406
11,169		Coresite Realty	1,352
35,727		Cousins Properties, Inc	1,066
38,501		CyrusOne, Inc	2,801
306,400		Daiwa House Industry Co Ltd	7,236
155,597		Deutsche Wohnen AG.	6,992
115,886		DiamondRock Hospitality Co	641
32,647		Easterly Government Properties, Inc	755
47,568		Equinix, Inc	33,407
83,082		First Capital Real Estate Investment Trust	849
41,930		First Industrial Realty Trust, Inc	1,612
2,327		Fonciere Des Regions	169
31,038		Franklin Street Properties Corp	158
539	e	Gecina S.A.	67
710,446		Goodman Group	7,331
683,337		GPT Group	1,985
278,555		Healthpeak Properties Inc	7,677
217,129		Host Hotels and Resorts, Inc	2,343
42,601	*	Howard Hughes Corp	2,213
19,640		Hudson Pacific Properties	494
338,000		Hulic Co Ltd	3,191
945	e	Iron Mountain, Inc	25
6,605		Jones Lang LaSalle, Inc	683
98,487		Kimco Realty Corp	1,265
368,338	e	Land Securities Group plc	2,517
55,191		Lend Lease Corp Ltd	477
1,290,400		Link REIT	10,594
259,120	e	Macerich Co	2,324
1,039,835		Mirvac Group	1,571
567,800		Mitsubishi Estate Co Ltd	8,461
362,810		Mitsui Fudosan Co Ltd	6,445
17		Nippon ProLogis REIT, Inc	52
84,700		Nomura Real Estate Holdings, Inc	1,577
271,894		Park Hotels & Resorts, Inc	2,689
7,000		Piedmont Office Realty Trust, Inc	116
457,893		Prologis, Inc	42,735
8,031	e	QTS Realty Trust, Inc	515
19,275	e	Realogy Holdings Corp	143
15,556		Regency Centers Corp	714
3,556		RMR Group, Inc	105
419

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
61,456		SBA Communications Corp	$18,309
663,481		Segro plc	7,338
603,735	e	Stockland Trust Group	1,400
563,500		Swire Pacific Ltd (Class A)	2,995
1,321,000		Swire Properties Ltd	3,373
50,691		UDR, Inc	1,895
40,112	e	Unibail-Rodamco-Westfield	2,261
80,106		Unibail-Rodamco-Westfield (Paris)	4,514
50,025		Ventas, Inc	1,832
232,976		Welltower, Inc	12,056
318,541		Weyerhaeuser Co	7,154
		TOTAL REAL ESTATE	316,639

RETAILING - 2.8%
59,955	*	1-800-FLOWERS.COM, Inc (Class A)	1,200
33,170		Advance Auto Parts, Inc	4,725
86,913		Big Lots, Inc	3,650
248,716	*	BJ’s Wholesale Club Holdings, Inc	9,270
26,477	*	Booking Holdings, Inc	42,160
99	*	Burlington Stores, Inc	19
4,915	*	CarMax, Inc	440
35,405	*,g	Delivery Hero AG.	3,638
766,439		eBay, Inc	40,200
255,704	*	Etsy, Inc	27,163
284,049		Expedia Group Inc	23,349
16,300		Fast Retailing Co Ltd	9,369
7,052	*	Five Below, Inc	754
160,086	*,e	GameStop Corp (Class A)	695
41,962		Gap, Inc	530
28,224	*	Genesco, Inc	611
25,864		Genuine Parts Co	2,249
48,991	*,e	Groupon, Inc	888
14,217	e	Haverty Furniture Cos, Inc	227
54,715	e	Hennes & Mauritz AB (B Shares)	799
31,775	*,e	Hibbett Sports, Inc	665
329,155		Home Depot, Inc	82,457
332,136		Industria De Diseno Textil S.A.	8,813
97,400		Jardine Cycle & Carriage Ltd	1,421
898		JD Sports Fashion plc	7
25,673		Kering	14,036
579,682		Kingfisher plc	1,595
27,247	*,e	Lands’ End, Inc	219
107,017	*	LKQ Corp	2,804
280,303		Lowe’s Companies, Inc	37,875
211,933	e	Macy’s, Inc	1,458
38,743	*	MarineMax, Inc	867
2,400		Marui Co Ltd	43
370	*	MercadoLibre, Inc	365
40,457		Next plc	2,449
201		Pool Corp	55
178,621	*	Prosus NV	16,604
171,930	*	Quotient Technology, Inc	1,258
327,400	*	Rakuten, Inc	2,892
118,775	*,e	RealReal, Inc	1,519
420

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
50,322		Ross Stores, Inc	$4,289
1,746	*,e	Sally Beauty Holdings, Inc	22
15,085	e	Shoe Carnival, Inc	442
264,136		Target Corp	31,678
33,687		Tiffany & Co	4,108
382,392		TJX Companies, Inc	19,334
20,554		Tractor Supply Co	2,709
23,011	*	Ulta Beauty, Inc	4,681
55,117	*,e	Wayfair, Inc	10,892
1,397		Williams-Sonoma, Inc	115
24,714	*,g	Zalando SE	1,753
18,108	*	Zumiez, Inc	496
		TOTAL RETAILING	429,857

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
441,841		Applied Materials, Inc	26,709
274,200		ASM Pacific Technology	2,898
103,470		ASML Holding NV	37,851
29,888	*	Cirrus Logic, Inc	1,847
15,567	*,e	Cree, Inc	921
74,079	*,e	First Solar, Inc	3,667
1,378,576		Intel Corp	82,480
37,055		Lam Research Corp	11,986
7,708		NVE Corp	477
203,257		NVIDIA Corp	77,219
22,132	*	Silicon Laboratories, Inc	2,219
436,622		Texas Instruments, Inc	55,438
48,800		Tokyo Electron Ltd	12,041
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	315,753

SOFTWARE & SERVICES - 6.6%
284,657		Accenture plc	61,122
170,640	*	Adobe, Inc	74,281
110,866		Amadeus IT Holding S.A.	5,821
25,925	*	Aspen Technology, Inc	2,686
110,703		Atos Origin S.A.	9,491
150,530	*	Autodesk, Inc	36,005
244,836	*,e	Avaya Holdings Corp	3,026
66,843	*	Benefitfocus, Inc	719
18,326	e	Blackbaud, Inc	1,046
88,629	*	Blackline, Inc	7,348
172,060	*	Cadence Design Systems, Inc	16,511
89,427		Cap Gemini S.A.	10,320
59,823	*	Ceridian HCM Holding, Inc	4,742
118,984	*	CGI, Inc	7,496
23,801	*	ChannelAdvisor Corp	377
3,509		Computershare Ltd	33
415,660	*	Conduent, Inc	993
73,112		CSG Systems International, Inc	3,026
422,541		DXC Technology Co	6,972
49,918	*	Elastic NV	4,603
73,876	*	ExlService Holdings, Inc	4,684
72,127	*	Five9, Inc	7,982
421

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
108,200		Fujitsu Ltd	$12,668
26,971	*	HubSpot, Inc	6,051
420,210		International Business Machines Corp	50,749
149,574		Intuit, Inc	44,302
290,489	*,e	Limelight Networks, Inc	2,138
22,132	*	Liveperson, Inc	917
109,076		LogMeIn, Inc	9,246
1,702,232		Microsoft Corp	346,421
206,281		NEC Corp	9,911
114,162	*	New Relic, Inc	7,866
202,400		Nomura Research Institute Ltd	5,528
141,561	*,e	Nutanix, Inc	3,356
8,622	*	OneSpan, Inc	241
91,378		Open Text Corp	3,880
1,800		Otsuka Corp	95
35,696	*	Paylocity Holding Corp	5,208
70,881	*	Perficient, Inc	2,536
28,994	*,e	Qualys, Inc	3,016
34,558	*	Rapid7, Inc	1,763
21,480	*	Rosetta Stone, Inc	362
526,045		Sabre Corp	4,240
336,094	*	salesforce.com, Inc	62,961
257,065		SAP AG.	35,935
130,791		Science Applications International Corp	10,160
28,929	*	Shopify, Inc (Class A) (Toronto)	27,484
45,219	*	Smartsheet, Inc	2,303
80,474	*	SPS Commerce, Inc	6,045
900		Sumisho Computer Systems Corp	44
145,682	*	SVMK, Inc	3,429
83,587	*	Sykes Enterprises, Inc	2,312
251,802	*	Teradata Corp	5,237
36,680		TTEC Holdings, Inc	1,708
62,495	*	Virtusa Corp	2,029
101,637	*	VMware, Inc (Class A)	15,740
96,229	*	WEX, Inc	15,879
55,010	e	Wisetech Global Ltd	744
10,974	*	Workiva, Inc	587
178,684	*	Zendesk, Inc	15,819
		TOTAL SOFTWARE & SERVICES	998,194

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
931,346		Apple, Inc	339,755
4,043		Belden CDT, Inc	132
9,130		Benchmark Electronics, Inc	197
166,089	*	Ciena Corp	8,995
1,553,100		Cisco Systems, Inc	72,437
934		Cognex Corp	56
39,338		CTS Corp	788
87,358		Dolby Laboratories, Inc (Class A)	5,754
4,418	*	Fabrinet	276
12,986	*	FARO Technologies, Inc	696
1,993,386		Hewlett Packard Enterprise Co	19,396
243,509		HP, Inc	4,244
16,988	*	Insight Enterprises, Inc	836
422

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
6,173	*	Itron, Inc	$409
52,274		Keyence Corp	21,906
65,960	*	Keysight Technologies, Inc	6,647
34,382	*	Kimball Electronics, Inc	466
17,715	*	Lumentum Holdings, Inc	1,443
8,736		Methode Electronics, Inc	273
180,700		Murata Manufacturing Co Ltd	10,652
4,973	*	Novanta, Inc	531
57,800		Omron Corp	3,871
2,504	*,e	OSI Systems, Inc	187
64,222	*	Ribbon Communications, Inc	252
15,267	*,e	Rogers Corp	1,902
5,900		Shimadzu Corp	158
33,440		Synnex Corp	4,005
30,600		TDK Corp	3,046
4,348		TE Connectivity Ltd	355
55,450	*	Tech Data Corp	8,040
46,836	*	Trimble Inc	2,023
72,267	*,e	TTM Technologies, Inc	857
102,606		Vishay Intertechnology, Inc	1,567
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	522,152

TELECOMMUNICATION SERVICES - 1.2%
32,457	*	Boingo Wireless, Inc	432
6,482,604		BT Group plc	9,168
219,082	*	Iridium Communications, Inc	5,574
554,032		KDDI Corp	16,531
477,000		NTT DoCoMo, Inc	12,663
921,525		Orange S. A.	11,020
185,118		Rogers Communications, Inc (Class B)	7,438
536,300		Singapore Telecommunications Ltd	953
3,479,100		Singapore Telecommunications Ltd	6,189
703,300		Softbank Corp	8,964
2,271		Swisscom AG.	1,191
2,071		Tele2 AB (B Shares)	28
476,916		Telefonica Deutschland Holding AG.	1,407
230,397		Telenor ASA	3,364
394,360		TeliaSonera AB	1,475
14,204		TELUS Corp	238
1,405,357		Verizon Communications, Inc	77,477
9,265,349		Vodafone Group plc	14,730
		TOTAL TELECOMMUNICATION SERVICES	178,842

TRANSPORTATION - 1.5%
131,600	e	All Nippon Airways Co Ltd	3,007
5,676		Amerco, Inc	1,715
62,470		ArcBest Corp	1,656
143,974		Auckland International Airport Ltd	612
32,552	*,e	Avis Budget Group, Inc	745
217,872		Canadian National Railway Co	19,276
70,800		Central Japan Railway Co	10,950
71,122		CH Robinson Worldwide, Inc	5,623
503,442		CSX Corp	35,110
423

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
817,258		Delta Air Lines, Inc	$22,924
380,559		Deutsche Post AG.	13,974
130,100		East Japan Railway Co	9,015
57,413	*	Echo Global Logistics, Inc	1,241
18,939	e	Fraport AG. Frankfurt Airport Services Worldwide	830
75,281		Getlink S.E.	1,089
18,300		Hankyu Hanshin Holdings, Inc	618
4,304		Kansas City Southern	643
100		Keio Corp	6
16,500		Kintetsu Corp	740
723		Kuehne & Nagel International AG.	120
459		Landstar System, Inc	52
1,735,364		MTR Corp	9,025
115,378		Nippon Yusen Kabushiki Kaisha	1,633
149,658		Norfolk Southern Corp	26,276
175		Old Dominion Freight Line	30
100		SG Holdings Co Ltd	3
247,249		Singapore Airlines Ltd	667
312,070		Sydney Airport	1,232
1,279,550		Transurban Group	12,548
366,344		United Parcel Service, Inc (Class B)	40,730
200		West Japan Railway Co	11
		TOTAL TRANSPORTATION	222,101

UTILITIES - 2.1%
368,185		American Electric Power Co, Inc	29,322
35,541		American Water Works Co, Inc	4,573
500,415		APA Group	3,869
167,133		Centerpoint Energy, Inc	3,120
983,500		CLP Holdings Ltd	9,659
14,457		CMS Energy Corp	845
247,789		Consolidated Edison, Inc	17,823
235,972		Dominion Energy, Inc	19,156
27,571		DTE Energy Co	2,964
2,467,321		Enel S.p.A.	21,339
171,978		Energias de Portugal S.A.	821
1,832		Equitable Holdings, Inc	35
178,457		Eversource Energy	14,860
101,463		Fortis, Inc	3,859
6,669,034		Hong Kong & China Gas Ltd	10,365
1,497,062		Iberdrola S.A.	17,478
431,000		Kyushu Electric Power Co, Inc	3,612
626,819		Meridian Energy Ltd	1,954
1,264,855		National Grid plc	15,432
286,392		Naturgy Energy Group S.A.	5,347
103,956	g	Orsted AS	11,997
274,501		Public Service Enterprise Group, Inc	13,494
684,377		Scottish & Southern Energy plc	11,589
239,950		Sempra Energy	28,129
15,442		South Jersey Industries, Inc	386
661,479		Southern Co	34,298
100		Toho Gas Co Ltd	5
181,100		Tokyo Gas Co Ltd	4,336
36,029		UGI Corp	1,146
424

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)
147,317		WEC Energy Group, Inc			$12,912
245,026		Xcel Energy, Inc			15,314
		TOTAL UTILITIES			320,039

		TOTAL COMMON STOCKS			9,028,923
		(Cost $7,443,145)

PREFERRED STOCKS - 0.2%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp			1,851
740,991	*,e	Federal National Mortgage Association			5,891
		TOTAL BANKS			7,742

REAL ESTATE - 0.1%
390,000	*,e	Brookfield Property Partners LP			7,071
695,000	*	Brookfield Property Partners LP			11,509
		TOTAL REAL ESTATE			18,580

UTILITIES - 0.0%
308,000	*	Brookfield Renewable Partners LP			7,727
		TOTAL UTILITIES			7,727

		TOTAL PREFERRED STOCKS			34,049
		(Cost $59,178)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
1,020,152	e	Repsol S.A.			497
		TOTAL ENERGY			497

MEDIA & ENTERTAINMENT - 0.0%
38,808	†	Media General, Inc			0	^
		TOTAL MEDIA & ENTERTAINMENT			0	^

		TOTAL RIGHTS / WARRANTS			497
		(Cost $568)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 4.2%

GOVERNMENT AGENCY DEBT - 1.5%
$18,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.120%	07/06/20	18,000
20,000,000		Federal Farm Credit Bank (FFCB)	0.120	07/17/20	19,999
20,000,000		Federal Home Loan Bank (FHLB)	0.115	07/09/20	20,000
23,475,000		FHLB	0.120-0.150	07/21/20	23,473
32,130,000		FHLB	0.115-0.150	07/24/20	32,128
4,500,000		FHLB	0.125-0.155	08/07/20	4,499
425

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$20,800,000		FHLB	0.120%-0.140%	08/11/20	$20,796
13,437,000		FHLB	0.120-0.130	08/14/20	13,435
14,798,000		FHLB	0.135	08/19/20	14,795
14,500,000		FHLB	0.130-0.145	08/25/20	14,496
11,000,000		FHLB	0.140-0.170	09/04/20	10,997
14,400,000		FHLB	0.030-0.270	09/15/20	14,396
11,585,000		FHLB	0.135-0.155	09/22/20	11,581
		TOTAL GOVERNMENT AGENCY DEBT			218,595

REPURCHASE AGREEMENT - 0.2%
29,700,000	r	Fixed Income Clearing Corp	0.070	07/01/20	29,700
		TOTAL REPURCHASE AGREEMENT			29,700

TREASURY DEBT - 1.6%
13,320,000		United States Treasury Bill	0.100	07/02/20	13,320
100,000,000		United States Treasury Bill	0.120	07/07/20	99,998
34,045,000		United States Treasury Bill	0.096-0.111	07/09/20	34,044
30,000,000		United States Treasury Bill	0.125	07/28/20	29,997
20,000,000		United States Treasury Bill	0.120	08/04/20	19,998
50,000,000		United States Treasury Bill	0.110	08/11/20	49,993
		TOTAL TREASURY DEBT			247,350

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
138,794,106	c	State Street Navigator Securities Lending Government Money Market Portfolio			138,794
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			138,794

		TOTAL SHORT-TERM INVESTMENTS			634,439
		(Cost $634,439)

		TOTAL INVESTMENTS - 103.3%			15,735,438
		(Cost $13,887,651)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%			(490,405)
		NET ASSETS - 100.0%			$15,245,033

		Abbreviation(s):
ADR		American Depositary Receipt
EUR		Euro
LIBOR		London Interbank Offered Rate
M		Month
REIT		Real Estate Investment Trust
SOFR		Secure Overnight Financing Rate
426

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $185,157,435.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities is $1,448,262,279 or 9.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $29,700,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $30,294,085.

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$7,335	EUR	6,490	Citibank N.A.	09/30/20	$28

Abbreviation(s):
EUR	Euro
427

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 29.1%
$62,850,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/02/20	$62,847
45,000,000	FAMC	0.010	07/17/20	44,991
100,000,000	FAMC	0.010	09/15/20	99,939
16,000,000	FAMC	0.010	09/25/20	15,983
100,000,000	FAMC	0.010	09/30/20	99,899
13,750,000	FAMC	0.010	11/02/20	13,739
90,000,000	FAMC	0.010	12/15/20	89,854
45,000,000	FAMC	0.010	12/21/20	44,890
15,000,000	Federal Farm Credit Bank (FFCB)	0.010	07/06/20	14,997
20,000,000	FFCB	0.010	07/20/20	19,983
10,000,000	FFCB	0.010	07/29/20	9,996
14,000,000	FFCB	0.010	07/31/20	13,982
70,000,000	FFCB	0.010	08/18/20	69,951
30,000,000	FFCB	0.010	09/15/20	29,967
8,000,000	FFCB	0.010	10/29/20	7,957
2,580,000	FFCB	0.010	11/20/20	2,579
20,000,000	Federal Home Loan Bank (FHLB)	0.010	07/06/20	20,000
43,500,000	FHLB	0.010	07/07/20	43,498
40,600,000	FHLB	0.010	07/08/20	40,599
59,700,000	FHLB	0.010	07/13/20	59,698
20,300,000	FHLB	0.010	07/15/20	20,298
247,720,000	FHLB	0.010	07/17/20	247,638
89,700,000	FHLB	0.010	07/21/20	89,695
145,255,000	FHLB	0.010	07/22/20	145,246
47,300,000	FHLB	0.010	07/23/20	47,297
96,135,000	FHLB	0.010	07/24/20	96,125
100,000,000	FHLB	0.010	07/31/20	99,992
1,100,000	FHLB	0.010	08/05/20	1,100
18,940,000	FHLB	0.010	08/07/20	18,938
77,500,000	FHLB	0.010	08/12/20	77,489
68,600,000	FHLB	0.010	08/14/20	68,590
100,000,000	FHLB	0.010	08/17/20	99,932
84,000,000	FHLB	0.010	08/19/20	83,986
92,705,000	FHLB	0.010	08/21/20	92,687
225,000,000	FHLB	0.010	08/24/20	224,856
4,000,000	FHLB	0.010	08/26/20	3,999
146,700,000	FHLB	0.010	08/28/20	146,668
80,000,000	FHLB	0.010	08/31/20	79,929
4,800,000	FHLB	0.010	09/02/20	4,799
83,500,000	FHLB	0.010	09/04/20	83,477
224,330,000	FHLB	0.010	09/09/20	224,133
14,480,000	FHLB	0.010	09/14/20	14,475
28,300,000	FHLB	0.010	09/16/20	28,290
38,800,000	FHLB	0.010	09/18/20	38,789
76,150,000	FHLB	0.010	09/22/20	76,124
730,000	FHLB	0.010	09/24/20	730
428

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$103,970,000	FHLB	0.010%	09/28/20	$103,926
11,500,000	FHLB	0.010	10/07/20	11,494
6,143,000	FHLB	0.010	10/26/20	6,140
50,000,000	FHLB	0.010	12/14/20	49,903
78,161,000	FHLB	0.010	12/18/20	78,098
17,974,000	FHLB	0.010	12/23/20	17,959
40,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	07/17/20	39,972
35,300,000	FHLMC	0.010	07/29/20	35,297
52,900,000	FHLMC	0.010	08/04/20	52,894
44,600,000	FHLMC	0.010	08/19/20	44,593
52,200,000	FHLMC	0.010	09/17/20	52,181
2,674,000	FHLMC	0.010	10/05/20	2,673
2,350,000	FHLMC	0.010	10/19/20	2,349
88,300,000	Federal National Mortgage Association (FNMA)	0.010	08/26/20	88,281
27,500,000	FNMA	0.010	09/23/20	27,483
	TOTAL GOVERNMENT AGENCY DEBT			3,533,874

TREASURY DEBT - 45.7%
491,950,000	United States Cash Management Bill	0.010	09/08/20	491,791
113,600,000	United States Cash Management Bill	0.010	09/15/20	113,549
133,500,000	United States Cash Management Bill	0.010	09/22/20	133,458
131,200,000	United States Cash Management Bill	0.010	09/29/20	131,162
211,500,000	United States Cash Management Bill	0.010	10/06/20	211,407
143,327,000	United States Cash Management Bill	0.010	10/13/20	143,264
130,000,000	United States Cash Management Bill	0.010	10/20/20	129,932
10,700,000	United States Cash Management Bill	0.010	10/27/20	10,695
39,525,000	United States Cash Management Bill	0.010	11/03/20	39,503
50,000,000	United States Cash Management Bill	0.010	11/17/20	49,970
100,434,000	United States Cash Management Bill	0.010	12/01/20	100,368
56,857,000	United States Treasury Bill	0.010	07/02/20	56,856
250,000,000	United States Treasury Bill	0.010	07/07/20	249,995
71,200,000	United States Treasury Bill	0.010	07/09/20	71,200
182,100,000	United States Treasury Bill	0.010	07/14/20	182,092
169,705,000	United States Treasury Bill	0.010	07/16/20	169,699
124,280,000	United States Treasury Bill	0.010	07/21/20	124,273
135,500,000	United States Treasury Bill	0.010	07/23/20	135,492
199,400,000	United States Treasury Bill	0.010	07/28/20	199,381
142,650,000	United States Treasury Bill	0.010	07/30/20	142,636
114,500,000	United States Treasury Bill	0.010	08/04/20	114,487
269,400,000	United States Treasury Bill	0.010	08/06/20	269,368
227,600,000	United States Treasury Bill	0.010	08/11/20	227,575
239,025,000	United States Treasury Bill	0.010	08/13/20	238,986
200,000,000	United States Treasury Bill	0.010	08/18/20	199,970
187,800,000	United States Treasury Bill	0.010	08/20/20	187,769
243,399,000	United States Treasury Bill	0.010	08/25/20	243,351
293,893,000	United States Treasury Bill	0.010	08/27/20	293,836
216,948,000	United States Treasury Bill	0.010	09/03/20	216,898
122,200,000	United States Treasury Bill	0.010	09/10/20	122,161
34,500,000	United States Treasury Bill	0.010	09/17/20	34,490
129,300,000	United States Treasury Bill	0.010	09/24/20	129,256
85,000,000	United States Treasury Bill	0.010	10/01/20	84,993
111,700,000	United States Treasury Bill	0.010	10/15/20	111,647
111,700,000	United States Treasury Bill	0.010	10/22/20	111,645
72,022,000	United States Treasury Bill	0.010	10/29/20	71,986
	TOTAL TREASURY DEBT			5,545,141
429

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
VARIABLE RATE SECURITIES - 25.2%
$25,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.100%	0.180%	07/06/20	$25,000
35,000,000	i	FAMC	EFFR + 0.090%	0.170	07/08/20	35,000
20,000,000	i	FAMC	SOFR + 0.040%	0.120	08/13/20	20,000
30,000,000	i	FAMC	FRED - 2.960%	0.290	08/28/20	30,000
44,000,000	i	FAMC	FRED - 3.020%	0.230	09/01/20	44,000
25,000,000	i	FAMC	SOFR + 0.060%	0.140	10/01/20	25,000
40,000,000	i	FAMC	LIBOR 1 M + 0.060%	0.233	10/01/20	39,994
45,000,000	i	FAMC	SOFR + 0.070%	0.150	10/02/20	45,000
25,000,000	i	FAMC	LIBOR 1 M + 0.030%	0.220	11/20/20	25,000
20,000,000	i	FAMC	SOFR + 0.080%	0.160	12/21/20	20,000
30,000,000	i	FAMC	LIBOR 1 M + 0.030%	0.220	12/21/20	30,000
50,000,000	i	FAMC	SOFR + 0.070%	0.150	12/23/20	50,000
10,000,000	i	FAMC	LIBOR 1 M + 0.120%	0.298	02/03/21	10,003
84,000,000	i	FAMC	SOFR + 0.070%	0.150	02/08/21	84,000
50,000,000	i	FAMC	LIBOR 1 M + 0.000%	0.194	02/17/21	50,000
50,000,000	i	FAMC	SOFR + 0.060%	0.140	02/22/21	50,000
75,000,000	i	FAMC	SOFR + 0.280%	0.360	03/23/21	75,000
30,000,000	i	FAMC	SOFR + 0.060%	0.140	03/25/21	30,000
50,000,000	i	FAMC	SOFR + 0.300%	0.380	03/26/21	50,000
15,000,000	i	FAMC	SOFR + 0.250%	0.330	05/14/21	15,000
50,000,000	i	Federal Farm Credit Bank (FFCB)	FRED - 2.960%	0.290	07/09/20	50,000
25,000,000	i	FFCB	US Treasury Bill 3 M + 0.110%	0.260	08/04/20	24,999
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.045%	0.195	08/17/20	50,000
9,500,000	i	FFCB	FRED - 3.020%	0.230	09/28/20	9,498
52,500,000	i	FFCB	US Treasury Bill 3 M + 0.110%	0.260	12/28/20	52,496
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.160%	0.310	01/19/21	49,997
100,000,000	i	FFCB	SOFR + 0.280%	0.360	04/23/21	100,000
75,000,000	i	FFCB	SOFR + 0.290%	0.370	04/23/21	75,000
100,000,000	i	FFCB	SOFR + 0.300%	0.380	04/27/21	100,000
10,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.030%	0.110	07/17/20	10,000
50,000,000	i	FHLB	SOFR + 0.100%	0.180	07/29/20	50,000
100,000,000	i	FHLB	LIBOR 3 M - 0.220%	0.095	09/11/20	100,029
28,000,000	i	FHLB	SOFR + 0.045%	0.125	09/28/20	28,000
100,000,000	i	FHLB	SOFR + 0.070%	0.150	10/02/20	99,995
85,000,000	i	FHLB	SOFR + 0.080%	0.160	10/02/20	85,000
20,000,000	i	FHLB	SOFR + 0.120%	0.200	10/07/20	20,000
35,000,000	i	FHLB	SOFR + 0.130%	0.210	10/16/20	35,000
50,000,000	i	FHLB	SOFR + 0.080%	0.160	10/23/20	50,000
30,000,000	i	FHLB	SOFR + 0.090%	0.170	12/04/20	30,000
30,000,000	i	FHLB	SOFR + 0.120%	0.200	12/11/20	30,000
80,000,000	i	FHLB	SOFR + 0.240%	0.320	12/24/20	80,000
25,000,000	i	FHLB	LIBOR 1 M + 0.070%	0.258	01/11/21	25,000
30,000,000	i	FHLB	SOFR + 0.050%	0.130	01/22/21	30,000
50,000,000	i	FHLB	LIBOR 1 M - 0.045%	0.145	02/22/21	50,000
36,000,000	i	FHLB	SOFR + 0.065%	0.145	02/26/21	36,000
80,000,000	i	FHLB	SOFR + 0.280%	0.360	03/25/21	80,000
150,000,000	i	FHLB	SOFR + 0.230%	0.310	04/13/21	150,000
430

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$40,000,000	i	FHLB	SOFR + 0.055%	0.135%	05/14/21	$40,000
25,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.030%	0.110	01/22/21	25,000
44,000,000	i	FHLMC	SOFR + 0.030%	0.110	02/24/21	44,000
50,000,000	i	FHLMC	SOFR + 0.050%	0.130	03/05/21	50,000
40,000,000	i	FHLMC	SOFR + 0.240%	0.320	07/23/21	40,000
50,000,000	i	FHLMC	SOFR + 0.300%	0.380	10/25/21	50,000
24,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.060%	0.140	07/30/20	24,000
15,000,000	i	FNMA	SOFR + 0.075%	0.155	10/30/20	15,000
83,000,000	i	FNMA	SOFR + 0.050%	0.130	03/04/21	83,000
100,000,000	i	FNMA	SOFR + 0.250%	0.330	03/24/21	100,000
60,000,000	i	FNMA	SOFR + 0.190%	0.270	04/05/21	60,000
80,000,000	i	FNMA	SOFR + 0.280%	0.360	04/26/21	80,000
40,000,000	i	FNMA	SOFR + 0.320%	0.400	10/22/21	40,000
50,000,000	i	FNMA	SOFR + 0.280%	0.360	10/27/21	50,000
100,000,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.045%	0.195	10/31/20	99,983
		TOTAL VARIABLE RATE SECURITIES				3,054,994

		TOTAL SHORT-TERM INVESTMENTS				12,134,009
		(Cost $12,134,009)

		TOTAL INVESTMENTS - 100.0%				12,134,009
		(Cost $12,134,009)
		OTHER ASSETS & LIABILITIES, NET - 0.0%				646
		NET ASSETS - 100.0%				$12,134,655

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secured Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
431

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: August 14, 2020	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 14, 2020	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated: August 14, 2020	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer and Principal Accounting Officer
(principal financial officer)